UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2013

Date of reporting period: February 28, 2013

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended February 28, 2013.

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Consumer Discretionary — 13.0%
Amazon.com *	12,020	$3,177
American Eagle Outfitters	84,000	1,737
Apollo Group, Cl A * (A)	30,764	519
Autoliv (A)	21,400	1,395
Best Buy (A)	36,800	604
Big Lots	17,400	580
Brinker International	13,100	437
Cablevision Systems, Cl A	53,400	747
CBS, Cl B	206,800	8,973
Charter Communications, Cl A	50,300	4,345
Chico’s FAS (A)	15,100	256
Chipotle Mexican Grill, Cl A *(A)	13,680	4,334
Coach	178,478	8,626
Comcast, Cl A	161,400	6,422
Cooper Tire & Rubber	32,100	812
Dillard’s, Cl A (A)	68,000	5,418
DIRECTV *	63,300	3,049
Discovery Communications, Cl A	49,150	3,604
DISH Network, Cl A	1,000	35
Foot Locker	69,600	2,380
Ford Motor	268,200	3,382
Fossil * (A)	54,500	5,601
GameStop, Cl A (A)	212,900	5,335
Gannett (A)	159,400	3,199
Gap	157,800	5,195
H&R Block	68,500	1,703
Harley-Davidson	174,355	9,176
Home Depot	101,710	6,967
Kohl’s (A)	61,600	2,840
Lear	60,600	3,237
Liberty Interactive, Cl A *	482,975	10,084
Lowe’s	269,389	10,277
Macy’s	84,000	3,452
Newell Rubbermaid	71,100	1,659
News, Cl A	253,040	7,288
News, Cl B	209,960	6,144
NIKE, Cl B	247,749	13,492
Nordstrom	156,994	8,512
PetSmart	13,100	853
priceline.com *	13,350	9,179
PulteGroup	18,100	347
RadioShack * (A)	27,400	82
Ralph Lauren, Cl A	34,370	5,962
Sally Beauty Holdings *	136,400	3,784
Signet Jewelers	23,500	1,439
Starbucks	149,534	8,198
Target	176,435	11,108
Time Warner	30,700	1,632
Time Warner Cable, Cl A (A)	67,600	5,840
TJX	31,200	1,403
TRW Automotive Holdings	19,200	1,127
Tupperware Brands	15,900	1,244
Under Armour, Cl A (A)	65,970	3,251
Walt Disney	163,873	8,946
Whirlpool	82,200	9,285

Description	Shares	Market Value ($ Thousands)

Wyndham Worldwide	50,500	$3,042

		241,715

Consumer Staples — 9.4%
Altria Group	225,600	7,569
Anheuser-Busch InBev ADR	117,214	11,017
Archer-Daniels-Midland	65,500	2,087
Bunge (A)	8,600	637
Coca-Cola	69,800	2,703
Coca-Cola Enterprises	163,000	5,832
ConAgra Foods	70,800	2,415
Constellation Brands, Cl A *	7,800	345
Costco Wholesale	170,097	17,229
CVS Caremark	202,100	10,331
Dean Foods *	56,900	944
Dr. Pepper Snapple Group	20,000	872
Energizer Holdings	17,800	1,636
Estee Lauder, Cl A	332,000	21,281
Ingredion	41,400	2,741
Kimberly-Clark	42,900	4,045
Kroger	235,900	6,891
Mead Johnson Nutrition, Cl A	177,120	13,268
Mondelez International, Cl A	53,200	1,471
PepsiCo	41,200	3,122
Philip Morris International	112,790	10,348
Procter & Gamble	161,700	12,318
Reynolds American	16,200	708
Safeway (A)	74,500	1,778
Smithfield Foods *	68,900	1,532
SUPERVALU * (A)	60,800	241
Tyson Foods, Cl A	293,500	6,654
Walgreen	261,425	10,703
Wal-Mart Stores	73,200	5,181
Whole Foods Market	102,578	8,783

		174,682

Energy — 10.8%
Alpha Natural Resources * (A)	289,700	2,312
Apache	19,600	1,456
Chevron	235,500	27,589
ConocoPhillips	269,380	15,611
Core Laboratories (A)	51,057	7,003
EOG Resources	108,775	13,674
Exxon Mobil	417,900	37,423
FMC Technologies * (A)	144,000	7,475
Hess	33,000	2,194
HollyFrontier	95,700	5,378
Kinder Morgan	305,913	11,340
Marathon Oil	104,700	3,507
Marathon Petroleum	172,800	14,322
Murphy Oil	111,200	6,770
Nabors Industries	34,200	573
National Oilwell Varco	32,420	2,209
Noble Energy	49,200	5,453
Occidental Petroleum	20,100	1,655
Patterson-UTI Energy (A)	80,300	1,874
Phillips 66	152,510	9,602
Schlumberger	150,888	11,747
Valero Energy	182,500	8,320
Western Refining (A)	83,100	2,982

		200,469

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Financials — 16.5%
ACE	25,000	$2,135
Aflac	69,100	3,452
Allied World Assurance Holdings	31,500	2,766
Allstate	127,900	5,886
American Capital	140,900	1,970
American Capital Agency ‡	9,400	298
American Express	6,000	373
American Financial Group	32,294	1,420
American International Group *	223,000	8,476
American Tower, Cl A ‡	10,900	846
Ameriprise Financial	91,200	6,259
Annaly Capital Management ‡ (A)	71,700	1,111
Associated Banc (A)	95,600	1,376
Assurant	138,300	5,807
AvalonBay Communities ‡	3,100	387
Axis Capital Holdings	56,500	2,301
Bank of America	793,400	8,910
Bank of New York Mellon	135,900	3,688
Berkshire Hathaway, Cl B *	30,900	3,157
BlackRock, Cl A	1,000	240
Boston Properties ‡	2,900	301
Brandywine Realty Trust ‡	56,000	770
Capital One Financial	180,530	9,212
CBL & Associates Properties ‡	65,600	1,492
CBRE Group, Cl A	68,700	1,660
Charles Schwab (A)	652,296	10,593
Citigroup	308,100	12,931
CME Group, Cl A	88,675	5,305
CNA Financial	21,600	681
Commerce Bancshares	4,666	178
Digital Realty Trust ‡ (A)	3,300	221
Discover Financial Services	237,700	9,159
Endurance Specialty Holdings	19,600	863
Equity Residential ‡	5,800	319
Everest Re Group	53,100	6,617
Fifth Third Bancorp	511,000	8,094
General Growth Properties ‡	14,500	278
Goldman Sachs Group	78,600	11,771
Hartford Financial Services Group (A)	76,400	1,804
HCC Insurance Holdings	12,500	500
HCP ‡ (A)	8,000	391
Health Care ‡ (A)	7,100	455
Hospitality Properties Trust ‡	35,500	948
Host Hotels & Resorts ‡	14,300	238
Huntington Bancshares	957,100	6,728
IntercontinentalExchange (A)	51,075	7,907
Jones Lang LaSalle	1,200	116
JPMorgan Chase	755,170	36,943
KeyCorp	919,400	8,633
Kimco Realty ‡ (A)	11,200	244
Lincoln National	196,200	5,796
Loews	4,000	172
Macerich ‡	3,600	216
MetLife	43,500	1,542
Montpelier Re Holdings	49,200	1,216
Morgan Stanley	42,300	954

Description	Shares	Market Value ($ Thousands)

Northern Trust	65,970	$3,508
PartnerRe	63,500	5,667
PNC Financial Services Group	53,200	3,319
Progressive (A)	364,775	8,886
Prologis ‡	9,000	350
Protective Life (A)	101,500	3,240
Prudential Financial	42,700	2,373
Public Storage ‡	2,700	408
Regions Financial	545,200	4,171
Reinsurance Group of America, Cl A	44,400	2,553
RenaissanceRe Holdings	16,000	1,399
Simon Property Group ‡	8,300	1,319
SL Green Realty ‡ (A)	2,500	204
SLM	228,500	4,335
State Street	44,100	2,495
SunTrust Banks	43,500	1,200
T. Rowe Price Group	20,000	1,424
Travelers	128,800	10,358
Unum Group (A)	107,700	2,635
US Bancorp	122,500	4,163
Validus Holdings	31,300	1,115
Ventas ‡	4,915	348
Vornado Realty Trust ‡	3,600	289
Wells Fargo	683,900	23,991
Weyerhaeuser ‡	14,700	432

		306,288

Health Care — 12.6%
Abbott Laboratories	127,800	4,318
AbbVie	20,500	757
Aetna (A)	119,800	5,653
Alexion Pharmaceuticals *	26,840	2,328
Allergan (A)	138,690	15,037
AmerisourceBergen	88,200	4,163
Amgen	227,750	20,818
Baxter International	20,800	1,406
Biogen Idec	16,000	2,661
Boston Scientific *	172,700	1,276
Cardinal Health	103,100	4,764
Celgene *	178,173	18,384
Charles River Laboratories International *	1,100	45
CIGNA	58,200	3,402
Community Health Systems	39,900	1,686
Covance *	71,993	4,794
Covidien	68,540	4,357
DaVita *	51,684	6,183
Eli Lilly	78,500	4,291
Endo Health Solutions *	14,300	443
Express Scripts Holding	316,936	18,037
Forest Laboratories	3,100	114
HCA Holdings	87,400	3,242
Humana	87,570	5,978
Idexx Laboratories (A)	54,779	5,046
Intuitive Surgical	13,521	6,894
Johnson & Johnson (A)	94,500	7,192
McKesson	45,200	4,797
Medtronic	21,900	985
Merck	251,800	10,760
Novo Nordisk ADR	47,930	8,388

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Omnicare	31,900	$1,189
Perrigo	43,050	4,872
Pfizer	1,070,840	29,309
Quest Diagnostics	7,600	427
United Therapeutics	59,500	3,559
UnitedHealth Group	25,300	1,352
Warner Chilcott, Cl A	414,300	5,597
WellPoint	91,400	5,683
Zimmer Holdings	45,700	3,426

		233,613

Industrials — 9.2%
AECOM Technology *	26,200	794
AGCO	88,400	4,551
Alaska Air Group *	37,300	1,923
Alliant Techsystems	19,756	1,300
Avery Dennison	11,200	458
Canadian Pacific Railway	60,900	7,401
Caterpillar	69,400	6,411
Copa Holdings, Cl A	17,700	1,848
Cummins	39,490	4,576
Danaher	121,308	7,473
Deere	36,700	3,223
Delta Air Lines	407,400	5,814
Engility Holdings	6,500	123
Exelis	16,200	167
FedEx	19,100	2,014
Fluor	122,242	7,567
General Dynamics	21,400	1,455
General Electric	451,400	10,482
Harsco	7,000	168
Ingersoll-Rand	14,100	742
ITT	72,400	1,906
Kansas City Southern	55,910	5,757
KBR	36,600	1,112
L-3 Communications Holdings, Cl 3	120,400	9,183
Lockheed Martin	46,100	4,057
Norfolk Southern	30,300	2,213
Northrop Grumman	155,300	10,200
Oshkosh Truck	44,800	1,728
Pall	134,190	9,149
Parker Hannifin	16,800	1,587
Pentair	149,450	7,961
Precision Castparts	24,784	4,624
Raytheon	158,700	8,660
Roper Industries	54,988	6,852
RR Donnelley & Sons (A)	91,000	950
Southwest Airlines	230,300	2,694
Stericycle *	67,310	6,456
Textron	48,300	1,393
Timken	54,000	2,933
Union Pacific	67,670	9,278
United Continental Holdings (A)	62,900	1,680
URS	19,000	803
Waste Management	12,700	474

		170,140

Information Technology — 19.6%
Accenture, Cl A (A)	150,921	11,223
Adobe Systems	477,121	18,751

Description	Shares	Market Value ($ Thousands)

Altera	157,670	$5,585
Amdocs	83,000	3,027
Amphenol, Cl A	90,253	6,395
Analog Devices	91,130	4,121
Ansys	59,936	4,543
Apple	68,576	30,269
Applied Materials	268,740	3,682
BMC Software *	199,825	8,007
Broadridge Financial Solutions	7,900	181
Brocade Communications Systems	118,800	667
CA	111,500	2,731
Cisco Systems	539,300	11,244
Citrix Systems *	61,679	4,373
Cognizant Technology Solutions, Cl A *	81,890	6,287
Computer Sciences	32,300	1,551
Comverse	4	—
CoreLogic	83,200	2,156
Corning	177,200	2,235
Dell	149,100	2,080
eBay *	42,000	2,297
EMC *	361,319	8,314
Facebook, Cl A *	110,160	3,002
Fidelity National Information Services	48,500	1,826
First Solar * (A)	43,000	1,112
Fiserv *	8,200	673
Genpact	267,511	4,711
Google, Cl A *	26,850	21,512
Harris	23,600	1,134
Hewlett-Packard	129,700	2,612
Ingram Micro, Cl A *	79,300	1,496
Intel	564,328	11,766
International Business Machines	48,242	9,688
Intuit	153,750	9,914
Lender Processing Services	63,200	1,552
Marvell Technology Group	62,500	631
Mastercard, Cl A	54,085	28,006
Microsoft	244,300	6,792
Motorola Solutions	27,000	1,680
National Instruments	137,728	4,143
NetApp *	170,540	5,769
Oracle	324,424	11,115
Qualcomm	450,844	29,589
SAIC (A)	220,300	2,604
Salesforce.com *	27,487	4,651
Seagate Technology (A)	41,100	1,322
Symantec *	200,700	4,704
TE Connectivity	29,200	1,172
Tech Data *	46,200	2,451
Teradata	122,650	7,121
Texas Instruments (A)	156,950	5,394
Total System Services	9,200	219
VeriFone Holdings	97,800	1,855
Verint Systems *	5	—
VeriSign (A)	125,750	5,759
Visa, Cl A	107,025	16,978
Vishay Intertechnology * (A)	64,900	856

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Western Digital	120,200	$5,669
Xerox	319,300	2,589
Yahoo! *	93,600	1,995

		363,781

Materials — 3.4%
Agrium	38,000	3,931
Ashland (A)	9,500	741
Axiall	13,024	737
CF Industries Holdings	33,700	6,768
Domtar	29,100	2,170
Dow Chemical	237,460	7,532
Eastman Chemical	24,000	1,674
Ecolab	75,575	5,785
Freeport-McMoRan Copper & Gold, Cl B	43,500	1,388
Huntsman	186,600	3,215
International Paper	34,100	1,501
Louisiana-Pacific	69,700	1,461
LyondellBasell Industries, Cl A	92,200	5,405
Monsanto	77,160	7,796
Newmont Mining	6,400	258
Owens-Illinois *	45,900	1,171
Rock-Tenn, Cl A	12,550	1,110
Sherwin-Williams	22,360	3,613
Steel Dynamics (A)	55,200	843
Syngenta ADR	75,891	6,448

		63,547

Telecommunication Services — 2.4%
AT&T	343,300	12,328
Crown Castle International *	303,730	21,201
MetroPCS Communications *	43,500	426
SBA Communications, Cl A (A)	38,150	2,713
Sprint Nextel *	249,000	1,444
Verizon Communications	128,400	5,974

		44,086

Utilities — 1.9%
AES	323,300	3,757
Ameren	159,900	5,403
American Electric Power	156,900	7,341
DTE Energy	7,500	501
Duke Energy	8,100	561
Edison International	66,200	3,180
Entergy	57,000	3,549
Exelon	40,800	1,264
NV Energy	144,600	2,857
Pinnacle West Capital	6,200	347
Public Service Enterprise Group	169,300	5,518

		34,278

Total Common Stock (Cost $1,422,347) ($ Thousands)		1,832,599

	Number Of Warrants

WARRANTS — 0.0%
Kinder Morgan, Expires 2017	110,000	484

Total Warrants (Cost $209) ($ Thousands)		484

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P. 0.120% †**(B)	116,681,646	$116,682

Total Affiliated Partnership (Cost $116,682) ($ Thousands)		116,682

CASH EQUIVALENTS — 3.3%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010% **	1,670,484	1,671
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	59,870,218	59,870

Total Cash Equivalents (Cost $61,541) ($ Thousands)		61,541

U.S. TREASURY OBLIGATION (C) — 0.2%
U.S. Treasury Bills
0.120%, 06/27/2013	$3,142	3,141

Total U.S. Treasury Obligation (Cost $3,141) ($ Thousands)		3,141

Total Investments — 108.5% (Cost $1,603,920) ($ Thousands) ††		$2,014,447

Percentages are based on a Net Assets of $1,857,037 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2013.

†	Investment in affiliated security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $116,682 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $110,591 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $1,603,920 ($ Thousands), and the unrealized appreciation and depreciation were $431,526 ($ Thousands) and $(20,999) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2013

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,832,599	$—	$—	$1,832,599
Warrants	484	—	—	484
Affiliated Partnership	—	116,682	—	116,682
Cash Equivalents	59,870	1,671	—	61,541
U.S. Treasury Obligation	—	3,141	—	3,141

Total Investments in Securities	$1,892,953	$121,494	$—	$2,014,447

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.7%

Consumer Discretionary — 17.7%
Aaron’s	8,600	$235
Aeropostale *	53,300	694
Amazon.com *	200	53
American Eagle Outfitters *	14,000	289
Ascena Retail Group	37,900	636
AutoNation *	700	31
Brinker International	300	10
Cablevision Systems, Cl A	47,415	663
Carnival	10,700	383
CBS, Cl B	400	17
Charter Communications, Cl A	2,200	190
Chico’s FAS	21,300	362
Cinemark Holdings	1,600	45
Coach	44,868	2,168
Comcast, Cl A	58,300	2,320
Deckers Outdoor *	11,400	460
Delphi Automotive	15,375	644
Dillard’s, Cl A	3,300	263
DIRECTV *	6,500	313
Discovery Communications, Cl A	7,600	557
Dollar General *	1,800	84
DR Horton	14,700	328
DSW, Cl A	200	13
Dunkin’ Brands Group	1,200	44
Expedia	3,500	223
Foot Locker	15,700	537
GameStop, Cl A	19,600	491
Gannett	3,600	72
Gap	38,400	1,264
Gentex	34,530	647
Gildan Activewear, Cl A	7,000	257
H&R Block	17,600	438
Hanesbrands *	3,500	139
Hasbro	1,500	60
Home Depot	39,100	2,678
Jarden *	4,100	255
Lear	7,100	379
Leggett & Platt	5,000	153
Lennar, Cl A	7,100	274
Liberty Global, Cl A *	6,300	434
Liberty Interactive, Cl A *	124,850	2,607
Liberty Media *	5,200	562
Liberty Ventures, Ser A *	400	29
LKQ *	5,400	115
Lowe’s	88,333	3,370
Madison Square Garden, Cl A	1,900	106
Marriott International, Cl A	700	28
Mattel	500	20
McGraw-Hill	18,755	873
Mohawk Industries *	400	42
Newell Rubbermaid	28,800	672
News, Cl A	44,600	1,284
NIKE, Cl B	64,989	3,539
Nordstrom	42,002	2,277
NVR	200	202
Omnicom Group	200	12
PetSmart	1,100	72
priceline.com *	3,300	2,269
PulteGroup *	14,600	280
Ross Stores	4,400	255

Description	Shares	Market Value ($ Thousands)

Royal Caribbean Cruises	4,300	$150
Sally Beauty Holdings *	31,550	875
Scripps Networks Interactive, Cl A	4,400	277
Service International	8,900	138
Signet Jewelers	700	43
Staples	58,460	770
Starz - Liberty Capital *	4,200	78
Target	40,869	2,573
Thomson Reuters	13,200	404
Time Warner	9,800	521
Time Warner Cable, Cl A	15,800	1,365
TJX	47,400	2,132
Toll Brothers *	7,800	266
Under Armour, Cl A *	3,300	163
Urban Outfitters *	2,600	105
Virgin Media	7,300	339
Walt Disney	82,831	4,522
Whirlpool	8,400	949
Williams-Sonoma	1,400	64
Wyndham Worldwide	14,600	879

		54,330

Consumer Staples — 8.0%
Altria Group	52,200	1,751
Brown-Forman, Cl B	2,900	190
Campbell Soup	27,200	1,119
Church & Dwight	1,100	68
Clorox	600	51
Coca-Cola	400	15
Coca-Cola Enterprises	21,900	783
Colgate-Palmolive	10,625	1,216
Constellation Brands, Cl A *	4,900	217
Costco Wholesale	24,505	2,482
CVS Caremark	11,300	578
Dr. Pepper Snapple Group	8,200	358
Estee Lauder, Cl A	36,520	2,341
Hershey	6,000	500
HJ Heinz	1,900	138
Ingredion	5,300	351
JM Smucker	500	48
Kimberly-Clark	7,100	669
Kraft Foods Group	7,800	378
Kroger	28,800	841
McCormick	6,200	417
PepsiCo	24,675	1,870
Philip Morris International	18,100	1,661
Procter & Gamble	8,700	663
Reynolds American	400	17
Sysco	700	22
Tyson Foods, Cl A	16,000	363
Walgreen	49,825	2,040
Wal-Mart Stores	18,460	1,307
Whole Foods Market	24,403	2,089

		24,543

Energy — 7.4%
Apache	13,560	1,007
Baker Hughes	22,680	1,017
Cabot Oil & Gas	6,700	415
Chevron	8,500	996
ConocoPhillips	17,900	1,037
EOG Resources	25,025	3,146

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

EQT	4,700	$297
Exxon Mobil	44,410	3,977
HollyFrontier	24,900	1,400
Kinder Morgan	71,529	2,652
Marathon Petroleum	23,700	1,964
Murphy Oil	19,170	1,167
Schlumberger	9,305	724
Southwestern Energy *	6,400	219
Tesoro	5,500	309
Valero Energy	35,800	1,632
Western Refining	15,800	567
Williams	7,200	250

		22,776

Financials — 11.0%
Aflac	10,280	513
Alleghany *	500	189
Allied World Assurance Holdings	4,700	413
Allstate	20,500	943
American Capital	16,200	227
American Capital Agency ‡	14,500	460
American Express	12,825	797
American International Group *	2,400	91
American Tower, Cl A ‡	3,100	241
Ameriprise Financial	5,100	350
Annaly Capital Management ‡	1,000	15
Aon	700	43
Arch Capital Group	1,100	54
Ares Capital	4,000	74
Bank of America	32,600	366
BB&T	24,000	729
Brandywine Realty Trust ‡	1,700	23
Capital One Financial	1,000	51
Capitol Federal Financial	6,200	73
CBL & Associates Properties ‡	8,000	182
CBOE Holdings	5,900	212
CBRE Group, Cl A	45,360	1,096
Cincinnati Financial	4,700	212
Citigroup	22,300	936
CME Group, Cl A	20,525	1,228
Corporate Office Properties Trust ‡	1,800	47
DDR ‡	1,000	17
Discover Financial Services	43,000	1,657
Douglas Emmett ‡	1,300	32
Duke Realty ‡	900	15
Eaton Vance	1,000	38
Everest Re Group	7,000	872
Extra Space Storage ‡	4,800	180
Federal Realty Investment Trust ‡	1,200	127
Federated Investors, Cl B	400	9
Fidelity National Financial, Cl A	46,455	1,159
Fifth Third Bancorp	36,100	572
General Growth Properties ‡	2,200	42
Goldman Sachs Group	7,600	1,138
Hartford Financial Services Group	2,800	66
HCC Insurance Holdings	4,200	168
HCP ‡	3,500	171
Howard Hughes *	1,300	100
Huntington Bancshares	118,500	833
IntercontinentalExchange	11,775	1,823
JPMorgan Chase	23,600	1,155

Description	Shares	Market Value ($ Thousands)

KeyCorp	67,100	$630
Kimco Realty ‡	1,300	28
Lazard, Cl A	27,244	978
Lincoln National	9,800	290
M&T Bank	2,100	214
MFA Mortgage Investments ‡	15,600	139
Moody’s	5,700	274
MSCI, Cl A *	21,740	720
National Retail Properties ‡	4,100	141
PartnerRe	1,000	89
Plum Creek Timber ‡	300	15
Post Properties ‡	100	5
Progressive	84,350	2,055
Rayonier ‡	2,400	134
Realty Income ‡	3,900	178
Regency Centers ‡	2,900	150
Regions Financial	96,400	737
Simon Property Group ‡	100	16
SunTrust Banks	23,400	646
Taubman Centers ‡	700	54
Torchmark	300	17
Travelers	11,900	957
US Bancorp	41,200	1,400
Ventas ‡	4,000	283
Weingarten Realty Investors ‡	3,800	116
Wells Fargo	44,700	1,568
Weyerhaeuser ‡	67,775	1,993

		33,566

Health Care — 13.3%
Abbott Laboratories	16,300	551
AbbVie	16,800	620
Actavis *	5,900	502
Alexion Pharmaceuticals *	4,400	382
Allergan	26,275	2,849
AmerisourceBergen	17,900	845
Amgen	52,403	4,790
Ariad Pharmaceuticals *	9,600	202
Baxter International	2,400	162
Biogen Idec	8,500	1,414
Brookdale Senior Living, Cl A *	900	25
C.R. Bard	3,100	307
Cardinal Health	14,600	675
Catamaran *	900	48
Celgene *	53,240	5,493
Charles River Laboratories International *	1,500	61
CIGNA	4,500	263
Community Health Systems	2,900	123
Covidien	7,900	502
DaVita *	4,500	538
Edwards Lifesciences *	5,700	490
Eli Lilly	13,500	738
Express Scripts Holding	50,158	2,855
Forest Laboratories *	26,980	993
Gilead Sciences *	900	38
HCA Holdings	4,000	148
Hologic *	33,090	722
Humana	11,600	792
Idexx Laboratories	400	37
Illumina *	500	25
Intuitive Surgical	100	51
Johnson & Johnson	12,435	946

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

McKesson	8,200	$870
Medivation *	3,000	147
Merck	9,100	389
Mylan Laboratories *	14,600	432
Novo Nordisk ADR	11,075	1,938
Patterson	300	11
PerkinElmer	900	31
Perrigo	11,050	1,251
Pfizer	122,750	3,360
QIAGEN	7,300	156
Regeneron Pharmaceuticals	4,100	685
ResMed	6,400	285
Sirona Dental Systems	400	28
St. Jude Medical	23,595	967
Stryker	200	13
Teleflex	10,855	868
Thoratec *	1,000	35
United Therapeutics	7,200	431
Warner Chilcott, Cl A	38,300	517
Zimmer Holdings	2,100	158

		40,759

Industrials — 6.9%
AECOM Technology *	8,900	270
AGCO	2,100	108
Alaska Air Group *	2,500	129
Caterpillar	9,200	850
Copa Holdings, Cl A	200	21
Corrections Corp of America ‡	5,600	215
Covanta Holding	4,000	78
Deere	2,800	246
Delta Air Lines *	51,100	729
Emerson Electric	16,720	948
Equifax	2,000	110
Flowserve	600	96
Fortune Brands Home & Security	7,300	252
General Electric	93,610	2,174
GrafTech International *	98,165	725
Huntington Ingalls Industries	500	24
IHS, Cl A *	1,200	127
Illinois Tool Works	13,525	832
Ingersoll-Rand	39,615	2,086
Iron Mountain	5,300	183
ITT	33,900	893
L-3 Communications Holdings, Cl 3	14,700	1,121
Lennox International	2,300	136
Lockheed Martin	8,700	766
Masco	15,200	293
Northrop Grumman	40,930	2,688
Oshkosh Truck *	12,800	493
Raytheon	30,400	1,659
Regal-Beloit	1,500	116
Rockwell Collins	15,365	923
Roper Industries	100	13
Snap-on	1,300	104
Stericycle *	200	19
Toro	8,000	361
TransDigm Group *	2,000	285
Union Pacific	5,700	782
URS	6,600	279

Description	Shares	Market Value ($ Thousands)

Valmont Industries	800	$126

		21,260

Information Technology — 20.3%
Accenture, Cl A	12,700	944
Adobe Systems	120,790	4,747
Alliance Data Systems *	1,800	286
Amdocs	20,900	762
AOL	3,200	118
Apple	13,350	5,893
Automatic Data Processing	14,950	917
BMC Software *	46,625	1,868
CA	4,400	108
Cadence Design Systems *	4,200	60
Check Point Software Technologies	9,500	499
Cisco Systems	40,700	849
Computer Sciences	13,000	624
CoreLogic	16,300	422
eBay *	8,300	454
EMC *	94,441	2,173
Equinix	700	148
Facebook, Cl A *	2,700	73
Fidelity National Information Services	2,200	83
First Solar *	7,900	204
FleetCor Technologies	900	63
Gartner *	1,400	70
Genpact	4,800	85
Google, Cl A *	4,975	3,986
Harris	5,000	240
Intel	124,299	2,592
International Business Machines	11,399	2,289
Intuit	39,825	2,568
Lender Processing Services	3,300	81
LinkedIn, Cl A *	600	101
LSI *	96,885	674
Mastercard, Cl A	6,410	3,319
Microsoft	99,140	2,756
Motorola Solutions	11,900	740
NetSuite *	500	35
Oracle	107,565	3,685
Paychex	1,300	43
Qualcomm *	84,913	5,573
Rackspace Hosting *	2,400	134
Riverbed Technology *	42,865	655
SAIC	33,800	400
Skyworks Solutions	3,400	73
Stratasys	1,300	82
Symantec *	40,800	956
Teradata	28,375	1,648
Total System Services	19,570	465
VeriFone Holdings	58,000	1,100
VeriSign *	33,225	1,522
Visa, Cl A	31,375	4,977

		62,144

Materials — 3.7%
Agrium	6,700	693
Allied Nevada Gold *	4,700	86
Ashland	2,200	172
CF Industries Holdings	3,800	763
E.I. du Pont de Nemours	16,650	798

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Eastman Chemical	500	$35
Ecolab	1,200	92
Huntsman	21,300	367
International Paper	4,600	203
Louisiana-Pacific *	22,000	461
LyondellBasell Industries, Cl A	10,800	633
Monsanto	200	20
NewMarket	200	50
Newmont Mining	23,085	930
Owens-Illinois *	32,320	824
Packaging Corp of America	3,000	126
PPG Industries	500	67
Rock-Tenn, Cl A	3,300	292
Royal Gold	2,600	171
Sealed Air	44,318	984
Sherwin-Williams	4,100	663
Southern Copper	3,100	117
Syngenta ADR	17,525	1,489
Valspar	4,300	265
Westlake Chemical	400	34
WR Grace *	12,005	859

		11,194

Telecommunication Services — 3.7%
AT&T	45,000	1,616
Crown Castle International *	89,590	6,253
Frontier Communications	40,000	166
SBA Communications, Cl A	5,700	405
Sprint Nextel *	156,700	909
tw telecom, Cl A *	4,500	114
Verizon Communications	38,000	1,768

		11,231

Utilities — 1.8%
AES	23,900	278
AGL Resources	2,400	96
American Electric Power	8,100	379
Aqua America	3,100	90
Atmos Energy	3,500	133
Centerpoint Energy	3,200	69
DTE Energy	4,100	274
Edison International	11,400	548
Entergy	4,200	262
National Fuel Gas	1,300	76
NextEra Energy	10,900	783
NRG Energy	12,500	300
NV Energy	42,200	834
Pinnacle West Capital	300	17
PPL	600	18
Public Service Enterprise Group	15,600	508
Sempra Energy	9,200	715
UGI	3,500	125

		5,505

Total Common Stock (Cost $249,655) ($ Thousands)		287,308

EXCHANGE TRADED FUND — 0.4%
SPDR Gold Trust	8,095	1,238

Total Exchange Traded Fund (Cost $1,230) ($ Thousands)		1,238

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number Of Warrants

WARRANTS — 0.0%
Kinder Morgan, Expires 2017	28,240	$124

Total Warrants (Cost $54) ($ Thousands)		124

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	14,241,075	14,241

Total Cash Equivalent (Cost $14,241) ($ Thousands)		14,241

U.S. TREASURY OBLIGATION (A) (B) — 0.2%
U.S. Treasury Bills
0.120%, 06/27/2013	$514	514

Total U.S. Treasury Obligation (Cost $514) ($ Thousands)		514

Total Investments — 99.0% (Cost $265,694) ($ Thousands) ††		$303,425

A summary of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	9	Mar-2013	$(10)
S&P 500 Index EMINI	85	Mar-2013	111

			$101

For the year ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $306,594 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $265,694 ($ Thousands), and the unrealized appreciation and depreciation were $42,449 ($ Thousands) and $(4,718) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depository Receipt

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2013

The following is a list of inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$287,308	$—	$—	$287,308
Exchange Traded Fund	1,238	—	—	1,238
Warrants	124	—	—	124
Cash Equivalent	14,241	—	—	14,241
U.S. Treasury Obligation	—	514	—	514

Total Investments in Securities	$302,911	$514	$—	$303,425

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$101	$—	$—	$101

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.9%

Consumer Discretionary — 12.0%
Amazon.com *	44,766	$11,830
AMC Networks, Cl A *	11,900	683
American Eagle Outfitters	184,530	3,816
ANN *	6,000	170
Apollo Group, Cl A *	110,100	1,857
AutoNation *	24,100	1,055
AutoZone *	97,814	37,184
Bally Technologies *	44,050	2,103
Belo, Cl A	49,400	427
Big Lots * (A)	34,240	1,140
Brinker International	543,476	18,141
Cablevision Systems, Cl A (A)	133,400	1,866
Carnival	50,400	1,803
Carter’s *	41,700	2,352
CBS, Cl B	131,600	5,710
Churchill Downs	18,930	1,249
Cinemark Holdings	20,500	570
Coach	138,200	6,679
Comcast, Cl A	1,304,670	50,923
Delphi Automotive *	350,101	14,652
Dillard’s, Cl A	54,600	4,351
DIRECTV *	247,000	11,898
Discovery Communications, Cl A *	62,000	4,547
Dollar Tree *	110,800	5,006
DR Horton (A)	202,200	4,509
Expedia	59,400	3,792
Ford Motor	1,808,890	22,810
GameStop, Cl A	10,600	266
Gannett (A)	161,600	3,243
Gap (A)	416,300	13,705
General Motors * (A)	180,690	4,906
Goodyear Tire & Rubber *	367,456	4,770
H&R Block	193,500	4,810
Hasbro (A)	109,095	4,366
Home Depot	693,343	47,494
Iconix Brand Group * (A)	117,450	2,774
International Game Technology	70,800	1,129
Jack in the Box *	8,500	269
John Wiley & Sons, Cl A	4,000	146
Leggett & Platt (A)	74,200	2,269
Lennar, Cl A (A)	119,600	4,615
Limited Brands	65,100	2,963
Lowe’s	622,050	23,731
Macy’s	852,402	35,034
Marriott International, Cl A	73,200	2,888
Mattel	11,600	473
Matthews International, Cl A (A)	103,260	3,408
McDonald’s	138,032	13,237
McGraw-Hill	823,041	38,313
Modine Manufacturing *	280,023	2,307
Mohawk Industries *	13,700	1,453
National CineMedia	34,800	531
Newell Rubbermaid	213,510	4,983
News, Cl A	100,300	2,889
NIKE, Cl B	221,000	12,036
Omnicom Group (A)	800	46
O’Reilly Automotive *	16,200	1,648
PetSmart (A)	35,800	2,331
Polaris Industries	25,700	2,245

Description	Shares	Market Value ($ Thousands)

priceline.com *	2,000	$1,375
PulteGroup *	216,900	4,160
PVH	4,900	597
Ross Stores	379,540	21,998
Scripps Networks Interactive, Cl A	53,700	3,386
Smith & Wesson Holding * (A)	31,800	304
Starbucks	55,800	3,059
Starz - Liberty Capital *	23,458	435
Target	388,100	24,435
Tenneco *	59,355	2,103
Texas Roadhouse, Cl A	103,575	2,003
Thor Industries	69,200	2,601
Time Warner	65,800	3,499
Time Warner Cable, Cl A	73,316	6,334
TJX	756,970	34,041
TripAdvisor * (A)	91,879	4,177
Tupperware Brands	34,800	2,723
Urban Outfitters *	62,000	2,512
Vera Bradley * (A)	124,695	3,142
VF (A)	3,600	581
Viacom, Cl B	846,134	49,465
Virgin Media (A)	193,824	8,993
Walt Disney	235,250	12,842
Whirlpool	83,100	9,386
Wyndham Worldwide	93,100	5,608
Yum! Brands	151,450	9,917

		686,077

Consumer Staples — 9.2%
Altria Group	822,505	27,595
Archer-Daniels-Midland	343,287	10,937
Brown-Forman, Cl B	9,200	604
Bunge (A)	250,266	18,547
Cal-Maine Foods	4,200	170
Campbell Soup (A)	133,752	5,505
Central Garden and Pet, Cl A *	289,400	2,527
Coca-Cola	417,037	16,148
Coca-Cola Enterprises	257,432	9,211
Colgate-Palmolive	23,800	2,723
Constellation Brands, Cl A *	46,900	2,075
Costco Wholesale	26,700	2,704
CVS Caremark	714,723	36,537
Darling International *	47,400	791
Dean Foods * (A)	509,730	8,462
Dr. Pepper Snapple Group	659,964	28,788
Hershey	17,400	1,450
Ingredion	50,354	3,334
JM Smucker	259,505	24,731
Kimberly-Clark	84,548	7,971
Kraft Foods Group	580,965	28,159
Kroger	209,832	6,129
McCormick	27,800	1,870
Medifast *	4,800	111
Molson Coors Brewing, Cl B	27,195	1,202
Mondelez International, Cl A	736,723	20,370
Nu Skin Enterprises, Cl A (A)	49,943	2,058
PepsiCo	362,457	27,463
Philip Morris International	1,080,768	99,160
Pilgrim’s Pride * (A)	22,900	202
Procter & Gamble	313,601	23,890
Reynolds American	7,500	328
Safeway (A)	413,845	9,874

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Sysco (A)	428,030	$13,766
TreeHouse Foods *	29,450	1,720
Tyson Foods, Cl A	367,000	8,320
Wal-Mart Stores	999,281	70,729

		526,161

Energy — 10.0%
Anadarko Petroleum	41,300	3,287
Apache	101,500	7,538
Bristow Group (A)	4,000	233
Cabot Oil & Gas	120,900	7,492
Chesapeake Energy (A)	14,600	294
Chevron	1,193,280	139,793
ConocoPhillips	1,051,670	60,944
Diamond Offshore Drilling (A)	85,349	5,947
Diamondback Energy *	84,170	1,912
Ensco, Cl A (A)	95,900	5,767
EQT	44,600	2,814
Exxon Mobil	1,363,470	122,099
Geospace Technologies *	2,100	204
Halliburton	18,500	768
Hess	46,900	3,119
Key Energy Services *	219,995	1,888
Kinder Morgan	176,960	6,560
Marathon Oil	50,654	1,697
Marathon Petroleum	216,114	17,912
Nabors Industries	22,900	384
National Oilwell Varco	590,570	40,236
Noble Energy	179,520	19,896
Occidental Petroleum	243,111	20,015
Oil States International *	33,900	2,582
PBF Energy, Cl A (A)	76,210	3,182
PDC Energy *	39,900	1,861
Peabody Energy	411,390	8,870
Phillips 66	191,875	12,080
Pioneer Natural Resources	34,300	4,315
Range Resources	4,000	307
Rowan, Cl A *	87,490	3,026
Schlumberger	397,872	30,974
Solazyme * (A)	129,500	1,131
Southwestern Energy * (A)	67,900	2,327
Targa Resources	24,970	1,523
Tesoro	293,197	16,489
Valero Energy	209,198	9,537
Williams	205,772	7,142

		576,145

Financials — 13.7%
ACE	19,100	1,631
Aflac	11,400	569
Allstate	303,995	13,990
American Assets Trust ‡	3,400	103
American Capital Agency ‡	9,000	285
American Express	746,152	46,373
American Financial Group	8,800	387
American International Group *	587,314	22,324
American Tower, Cl A ‡	117,000	9,079
Ameriprise Financial	234,481	16,092
Arch Capital Group * (A)	70,735	3,475
Assurant	14,800	621
Bank of America	2,131,093	23,932
Bank of New York Mellon	25,300	687
BB&T	313,900	9,530

Description	Shares	Market Value ($ Thousands)

Berkshire Hathaway, Cl B *	79,574	$8,129
BlackRock, Cl A	31,300	7,504
Brown & Brown	109,100	3,273
Camden Property Trust ‡	4,700	325
Capital One Financial	220,490	11,252
CBRE Group, Cl A *	65,700	1,588
Charles Schwab (A)	114,500	1,859
Chubb	60,200	5,059
Cincinnati Financial	90,500	4,073
CIT Group *	935,429	39,157
Citigroup	2,373,866	99,631
CME Group, Cl A (A)	296,820	17,756
Comerica (A)	35,000	1,203
Discover Financial Services	768,030	29,592
East West Bancorp	140,880	3,466
Everest Re Group	36,618	4,563
Extra Space Storage ‡	105,195	3,939
Federated Investors, Cl B (A)	8,080	188
Fifth Third Bancorp	92,500	1,465
First Horizon National (A)	13,400	143
Franklin Resources	15,420	2,178
General Growth Properties ‡	72,000	1,378
Genworth Financial, Cl A *	307,900	2,630
Goldman Sachs Group	143,201	21,446
Hartford Financial Services Group (A)	44,800	1,058
Hospitality Properties Trust ‡	54,100	1,444
Hudson City Bancorp	252,600	2,152
Huntington Bancshares	391,900	2,755
Inland Real Estate ‡	50,200	485
IntercontinentalExchange * (A)	57,600	8,918
Invesco	106,477	2,853
Janus Capital Group (A)	93,400	865
JPMorgan Chase	1,621,291	79,313
KeyCorp	179,120	1,682
Kilroy Realty ‡ (A)	64,485	3,402
Kimco Realty ‡ (A)	30,400	662
Lexington Realty Trust ‡	98,092	1,124
Lincoln National	248,900	7,353
M&T Bank (A)	41,310	4,217
Macerich ‡	43,770	2,631
Marsh & McLennan	555,780	20,642
MetLife (A)	234,800	8,321
Mid-America Apartment Communities ‡ (A)	49,245	3,420
Moody’s	17,600	846
Morgan Stanley	269,690	6,081
MSCI, Cl A *	209,440	6,939
Nelnet, Cl A	20,800	690
Northern Trust	7,300	388
PacWest Bancorp (A)	139,005	3,799
PartnerRe	196,272	17,515
Plum Creek Timber ‡ (A)	403,288	19,559
PNC Financial Services Group	311,065	19,407
Popular *	84,268	2,353
ProAssurance	11,300	530
Prudential Financial	9,200	511
PS Business Parks ‡	650	48
Public Storage ‡	14,090	2,131
Raymond James Financial (A)	84,965	3,728
Rayonier ‡ (A)	13,773	769
Realogy Holdings *	34,180	1,533
Regions Financial	1,268,885	9,707

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

RenaissanceRe Holdings	41,074	$3,592
RLJ Lodging Trust ‡	5,000	107
Signature Bank NY *	51,460	3,822
Simon Property Group ‡	34,689	5,511
SLM	400,100	7,590
State Street	29,752	1,684
SunTrust Banks	157,700	4,351
Symetra Financial	50,600	666
Torchmark (A)	43,200	2,427
Travelers	36,200	2,911
US Bancorp	718,780	24,424
Ventas ‡	1,300	92
Vornado Realty Trust ‡	30,795	2,470
Waddell & Reed Financial, Cl A	68,030	2,791
Wells Fargo	616,955	21,643
Weyerhaeuser ‡	883,704	25,990
Winthrop Realty Trust ‡	20,200	254
Wintrust Financial (A)	71,080	2,594
XL Group, Cl A	87,000	2,492

		786,117

Health Care — 12.9%
Abbott Laboratories	520,770	17,597
AbbVie	1,256,231	46,380
Actavis *	299,870	25,537
Alexion Pharmaceuticals *	54,900	4,762
AmerisourceBergen (A)	315,245	14,880
Amgen	535,559	48,956
Baxter International	371,660	25,124
Biogen Idec *	133,112	22,142
Bristol-Myers Squibb	517,457	19,130
Brookdale Senior Living, Cl A *	94,100	2,605
Bruker *	9,000	158
C.R. Bard	28,600	2,827
Cardinal Health	356,448	16,471
CareFusion *	194,945	6,383
Celgene *	173,061	17,856
Charles River Laboratories International *	120,827	4,922
Coventry Health Care	47,443	2,152
Covidien	674,010	42,847
DaVita *	43,000	5,144
Edwards Lifesciences * (A)	51,300	4,408
Eli Lilly	278,907	15,245
Endo Health Solutions *	87,100	2,700
Express Scripts Holding	624,600	35,546
Gilead Sciences * (A)	438,190	18,715
Haemonetics *	73,210	3,020
HCA Holdings	232,932	8,639
Henry Schein *	29,060	2,593
Humana	116,300	7,939
Intuitive Surgical *	6,700	3,416
Johnson & Johnson (A)	597,791	45,498
Life Technologies *	37,400	2,174
McKesson	236,504	25,100
Medtronic	271,645	12,213
Merck	694,419	29,673
Mylan Laboratories *	413,075	12,231
Myriad Genetics *	32,590	828
Patterson	4,000	145
PerkinElmer	64,200	2,194
Pfizer	3,308,209	90,546
Sanofi-Aventis	111,840	10,612

Description	Shares	Market Value ($ Thousands)

St. Jude Medical (A)	107,700	$4,416
Stryker	100,200	6,401
Team Health Holdings *	51,700	1,731
Thermo Fisher Scientific	113,700	8,391
UnitedHealth Group	618,255	33,046
VCA Antech *	99,845	2,193
Vertex Pharmaceuticals *	254,215	11,902
WellPoint	8,000	497
Zimmer Holdings	17,000	1,274
Zoetis *	238,410	7,975

		737,134

Industrials — 9.3%
3M	24,366	2,534
Actuant, Cl A	95,200	2,895
ADT	281,500	13,481
Alaska Air Group *	51,090	2,634
Alliant Techsystems	34,200	2,250
ARC Document Solutions *	246,482	555
Avery Dennison	18,600	760
Babcock & Wilcox	55,300	1,494
BE Aerospace *	54,600	2,872
Boeing	233,577	17,962
Caterpillar	107,641	9,943
Chicago Bridge & Iron	11,957	641
Cintas (A)	30,000	1,317
Copa Holdings, Cl A	4,626	483
Copart *	25,500	871
Corrections Corp of America ‡	17,965	689
CSX	1,514,180	34,735
Deere	85,000	7,466
Delta Air Lines *	732,582	10,454
Dun & Bradstreet (A)	11,900	959
Emerson Electric	181,100	10,268
Equifax	111,800	6,162
Exelis	14,200	147
Flowserve	30,700	4,927
Fluor	9,600	594
General Dynamics	68,500	4,656
General Electric	3,879,292	90,077
Harsco	68,175	1,635
Honeywell International (A)	364,090	25,523
Hub Group, Cl A *	85,569	3,228
Huntington Ingalls Industries	21,900	1,052
II-VI *	168,655	2,923
Illinois Tool Works	63,432	3,901
Ingersoll-Rand	150,300	7,913
Iron Mountain	48,000	1,656
Joy Global (A)	185,415	11,744
KAR Auction Services	120,245	2,552
Kennametal (A)	40,100	1,623
L-3 Communications Holdings, Cl 3	204,390	15,589
Lennox International	31,300	1,849
Lindsay Manufacturing	1,400	120
Lockheed Martin (A)	208,989	18,391
Masco (A)	232,900	4,486
MasTec * (A)	98,245	2,956
Matson	21,000	540
Middleby *	11,415	1,704
Mueller Industries	6,200	330
Nordson	3,300	209
Norfolk Southern	45,800	3,346

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Northrop Grumman (A)	173,200	$11,376
Oshkosh Truck *	106,100	4,091
Parker Hannifin (A)	144,600	13,662
Pitney Bowes (A)	271,586	3,558
Quanta Services *	73,285	2,081
Raytheon	116,900	6,379
Regal-Beloit	32,005	2,473
Republic Services, Cl A (A)	289,470	9,101
Rollins	5,300	130
Roper Industries	7,500	935
Snap-on	36,000	2,890
Southwest Airlines	213,936	2,503
SPX	33,225	2,675
Steelcase, Cl A	17,200	243
Stericycle *	1,400	134
Textron	6,000	173
Towers Watson, Cl A	206,910	13,774
Trimas *	90,840	2,606
Tyco International	562,990	18,022
Unifirst	1,500	125
Union Pacific	223,560	30,652
United Parcel Service, Cl B	344,970	28,512
United Technologies	168,943	15,298
Valmont Industries	13,900	2,190
Waste Management (A)	384,991	14,368

		533,047

Information Technology — 17.5%
Accenture, Cl A	208,600	15,512
Adobe Systems *	16,700	656
Akamai Technologies *	77,500	2,864
Amdocs	109,880	4,007
AOL (A)	306,774	11,320
Apple	405,511	178,993
Autodesk *	91,010	3,342
Automatic Data Processing	81,100	4,976
Avnet *	58,700	2,073
BMC Software *	91,255	3,657
Booz Allen Hamilton Holding, Cl A	23,947	307
Broadridge Financial Solutions	42,400	973
CA	265,600	6,505
Cadence Design Systems * (A)	16,837	238
Cisco Systems	3,452,291	71,980
CommVault Systems *	12,400	917
Computer Sciences	19,100	917
Comverse *	43	1
CoreLogic *	99,400	2,575
Corning	764,080	9,635
eBay *	902,668	49,358
Echo Global Logistics	106,994	1,995
EMC *	738,537	16,994
F5 Networks *	2,700	255
Facebook, Cl A *	128,280	3,496
Fidelity National Information Services	8,900	335
First Solar * (A)	38,700	1,000
Fiserv *	47,466	3,897
FleetCor Technologies * (A)	90,525	6,320
FleetMatics Group *	79,900	1,898
FLIR Systems	91,330	2,406
Google, Cl A *	62,241	49,867
Harris	152,475	7,329

Description	Shares	Market Value ($ Thousands)

Hewlett-Packard	728,000	$14,662
Informatica	80,200	2,808
Ingram Micro, Cl A *	56,700	1,069
Intel (A)	1,461,093	30,464
International Business Machines	587,838	118,055
Intuit	136,600	8,808
j2 Global (A)	55,815	1,991
Jabil Circuit	34,600	648
JDS Uniphase *	45,800	649
Kla-Tencor	41,900	2,295
Kulicke & Soffa Industries *	11,000	119
Lender Processing Services	82,300	2,021
Littelfuse	33,775	2,235
LSI *	1,489,855	10,369
Mastercard, Cl A	38,389	19,879
Microsemi *	103,505	2,135
Microsoft	2,800,037	77,841
Motorola Solutions	84,629	5,265
NetApp *	35,300	1,194
Netscout Systems * (A)	157,365	4,002
ON Semiconductor *	428,130	3,425
Oracle	1,590,156	54,479
Paychex (A)	65,700	2,175
Qualcomm	757,465	49,712
Rackspace Hosting * (A)	176,598	9,865
Red Hat *	77,510	3,938
SAIC (A)	23,900	283
Seagate Technology (A)	457,410	14,710
SolarWinds *	7,200	406
SS&C Technologies Holdings *	155,616	3,939
Symantec *	624,708	14,643
Texas Instruments (A)	400,465	13,764
Total System Services	50,100	1,190
Verint Systems *	55	2
VeriSign * (A)	69,400	3,179
Visa, Cl A	110,402	17,514
Western Digital	357,971	16,882
Xilinx	58,865	2,194
Yahoo! *	827,861	17,642

		1,003,049

Materials — 3.1%
Air Products & Chemicals	21,000	1,813
Airgas	13,300	1,334
Alcoa	296,500	2,526
Ball (A)	79,022	3,509
Carpenter Technology	60,085	2,838
CF Industries Holdings	58,100	11,668
Crown Holdings *	27,800	1,081
Dow Chemical	69,600	2,208
E.I. du Pont de Nemours	311,118	14,903
Eastman Chemical	117,700	8,207
Ecolab	71,000	5,435
FMC	17,800	1,073
Freeport-McMoRan Copper & Gold, Cl B	359,496	11,475
Huntsman	22,988	396
Innophos Holdings	48,285	2,358
International Paper	60,063	2,643
Intrepid Potash	29,900	589
LSB Industries *	3,500	136
LyondellBasell Industries, Cl A	177,900	10,428

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Monsanto	284,731	$28,766
Owens-Illinois *	173,233	4,418
PPG Industries	32,780	4,414
Praxair	18,100	2,046
Rock-Tenn, Cl A	22,795	2,016
Rockwood Holdings	40,385	2,528
Royal Gold	37,699	2,471
Schweitzer-Mauduit International (A)	108,550	4,000
Sherwin-Williams	96,900	15,658
Silver Wheaton	27,945	884
Southern Copper (A)	3,000	113
US Silica Holdings (A)	163,660	4,025
Vulcan Materials (A)	448,500	22,842
Walter Industries (A)	43,980	1,398

		180,199

Telecommunication Services — 2.4%
America Movil ADR, Ser L (A)	893,990	18,676
AT&T (A)	955,672	34,318
CenturyLink	254,595	8,827
Crown Castle International *	80,300	5,605
Frontier Communications (A)	702,600	2,908
Level 3 Communications * (A)	97,393	1,946
Sprint Nextel * (A)	1,974,034	11,449
Verizon Communications	1,153,598	53,677

		137,406

Utilities — 1.8%
AES	1,165,370	13,541
AGL Resources	19,900	795
Ameren	116,000	3,920
American Electric Power	78,595	3,678
American Water Works	80,300	3,168
California Water Service Group	157,820	3,166
Calpine *	16,852	310
Consolidated Edison	112,600	6,643
Dominion Resources (A)	28,700	1,607
DTE Energy	17,900	1,196
Duke Energy	15,527	1,075
Edison International	41,100	1,974
El Paso Electric	17,200	574
Entergy	37,300	2,322
Exelon	59,200	1,835
Integrys Energy Group	3,300	187
New Jersey Resources (A)	52,200	2,326
NextEra Energy	334,595	24,047
NRG Energy	397,318	9,536
NV Energy	43,000	850
ONEOK	73,400	3,303
PG&E	34,300	1,462
Pinnacle West Capital	4,100	229
Public Service Enterprise Group (A)	330,934	10,785
SCANA (A)	24,300	1,187
Sempra Energy	57,900	4,502
Southern	38,200	1,719
Wisconsin Energy (A)	3,700	153

		106,090

Total Common Stock (Cost $4,663,277) ($ Thousands)		5,271,425

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.2%

Preferred Stock — 0.2%
Henkel	127,373	$11,242

Total Preferred Stock (Cost $10,503) ($ Thousands)		11,242

AFFILIATED PARTNERSHIPS — 8.8%
SEI LIBOR Plus Portfolio †	22,599,881	170,629
SEI Liquidity Fund, L.P. 0.120% **† (B)	334,322,210	334,322

Total Affiliated Partnerships (Cost $560,321) ($ Thousands)		504,951

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% **†	197,364,072	197,364

Total Cash Equivalent (Cost $197,364) ($ Thousands)		197,364

U.S. TREASURY OBLIGATIONS (C) (D) — 0.6%
U.S. Treasury Bills
0.130%, 07/25/2013	$557	557
0.090%, 06/20/2013	2,200	2,200
0.045%, 03/21/2013	200	200
0.003%, 06/27/2013	28,711	28,700

Total U.S. Treasury Obligations (Cost $31,660) ($ Thousands)		31,657

Total Investments — 104.9% (Cost $5,463,125) ($ Thousands) ††		$6,016,639

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	470	Mar-2013	$1,575
S&P Composite Index	612	Mar-2013	14,161

			$15,736

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $5,734,644 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $325,724 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $334,322 ($ Thousands).

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2013

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $5,463,125 ($ Thousands), and the unrealized appreciation and depreciation were $673,832 ($ Thousands) and $(120,318) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

NY — New York

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,271,425	$—	$—	$5,271,425
Preferred Stock	11,242	—	—	11,242
Affiliated Partnerships	170,629	334,322	—	504,951
Cash Equivalent	197,364	—	—	197,364
U.S. Treasury Obligations	—	31,657	—	31,657

Total Investments in Securities	$5,650,660	$365,979	$—	$6,016,639

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$15,736	$—	$—	$15,736

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 12.1%
Aaron’s	7,400	$202
Abercrombie & Fitch, Cl A	10,802	504
Advance Auto Parts	9,708	741
Allison Transmission Holdings (A)	2,500	58
Amazon.com *	46,089	12,180
AMC Networks, Cl A * (A)	7,085	407
American Eagle Outfitters	24,371	504
Apollo Group, Cl A *	12,264	207
Ascena Retail Group *	15,200	255
AutoNation *	4,332	190
AutoZone *	4,707	1,789
Bally Technologies *	4,500	215
Bed Bath & Beyond *	28,715	1,629
Best Buy (A)	38,047	624
Big Lots *	9,600	320
BorgWarner * (A)	14,582	1,085
Brinker International	9,483	317
Cablevision Systems, Cl A	25,642	359
Carmax * (A)	29,060	1,116
Carnival	52,900	1,892
Carter’s *	6,000	338
CBS, Cl B	83,569	3,626
Charter Communications, Cl A *	6,000	518
Chico’s FAS	17,700	300
Chipotle Mexican Grill, Cl A *	4,019	1,273
Choice Hotels International (A)	2,584	98
Cinemark Holdings	14,200	395
Clear Channel Outdoor Holdings, Cl A	700	5
Coach	36,867	1,782
Comcast, Cl A	342,025	13,609
Darden Restaurants (A)	15,522	718
Deckers Outdoor * (A)	4,900	198
Delphi Automotive *	41,200	1,724
DeVry (A)	7,600	228
Dick’s Sporting Goods	12,358	618
Dillard’s, Cl A	3,000	239
DIRECTV *	73,239	3,528
Discovery Communications, Cl A *	31,100	2,280
DISH Network, Cl A	24,662	858
Dollar General *	23,500	1,089
Dollar Tree *	29,058	1,313
DR Horton	34,068	760
DreamWorks Animation SKG, Cl A * (A)	6,434	107
DSW, Cl A	3,600	244
Dunkin’ Brands Group	7,500	279
Expedia	9,867	630
Family Dollar Stores	11,662	671
Foot Locker	18,569	635
Ford Motor	480,284	6,056
Fossil *	7,500	771
GameStop, Cl A (A)	15,800	396
Gannett (A)	25,859	519
Gap	38,021	1,252
Garmin (A)	13,500	464
General Motors * (A)	99,200	2,693
Gentex	18,132	340

Description	Shares	Market Value ($ Thousands)

Genuine Parts (A)	19,571	$1,390
GNC Holdings, Cl A	8,600	353
Goodyear Tire & Rubber *	30,352	394
Guess? (A)	7,700	213
H&R Block	33,925	843
Hanesbrands *	13,843	549
Harley-Davidson	29,003	1,526
Harman International Industries	8,768	372
Hasbro (A)	15,667	627
Home Depot	194,915	13,352
HomeAway *	4,300	127
Hyatt Hotels, Cl A *	5,700	234
International Game Technology	33,543	535
Interpublic Group	58,775	751
ITT Educational Services * (A)	1,921	27
J.C. Penney * (A)	22,351	393
Jarden *	9,900	615
John Wiley & Sons, Cl A	5,842	214
Johnson Controls	88,145	2,774
Kohl’s	28,319	1,305
Lamar Advertising, Cl A *	9,840	455
Las Vegas Sands	51,593	2,657
Lear	12,300	657
Leggett & Platt	17,319	530
Lennar, Cl A (A)	19,830	765
Liberty Global, Cl A * (A)	33,371	2,299
Liberty Interactive, Cl A *	70,047	1,463
Liberty Media *	13,420	1,449
Liberty Ventures, Ser A *	4,403	318
Limited Brands	28,557	1,300
LKQ *	36,000	763
Lowe’s	144,210	5,502
Macy’s	53,130	2,184
Madison Square Garden, Cl A *	7,760	434
Marriott International, Cl A	32,387	1,278
Mattel	42,242	1,721
McDonald’s	129,480	12,417
McGraw-Hill	33,439	1,557
MGM Resorts International *	44,239	553
Michael Kors Holdings *	10,400	616
Mohawk Industries *	7,766	823
Morningstar	3,100	213
NetFlix *	7,100	1,335
Newell Rubbermaid	38,365	896
News, Cl A	267,685	7,709
NIKE, Cl B	92,834	5,056
Nordstrom	20,012	1,085
NVR *	624	630
Omnicom Group (A)	33,744	1,941
O’Reilly Automotive *	14,940	1,520
Pandora Media * (A)	12,800	156
Panera Bread, Cl A *	3,162	509
Penn National Gaming *	8,189	408
PetSmart (A)	13,773	897
Polaris Industries	8,600	752
priceline.com *	6,400	4,400
PulteGroup *	42,145	808
PVH (A)	9,200	1,121
Ralph Lauren, Cl A	7,780	1,350
Regal Entertainment Group, Cl A (A)	7,388	116
Ross Stores	28,053	1,626
Royal Caribbean Cruises	20,800	725

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Sally Beauty Holdings *	21,000	$582
Scripps Networks Interactive, Cl A	11,272	711
Sears Holdings * (A)	3,428	154
Service International	31,494	489
Signet Jewelers (A)	11,700	716
Sirius XM Radio (A)	476,900	1,478
Staples (A)	87,664	1,155
Starbucks	97,306	5,334
Starwood Hotels & Resorts Worldwide	24,784	1,495
Starz - Liberty Capital *	13,420	249
Target	84,785	5,338
Tempur-Pedic International *(A)	6,000	246
Tesla Motors * (A)	9,000	314
Thomson Reuters	46,600	1,425
Thor Industries	5,500	207
Tiffany (A)	16,125	1,083
Time Warner	122,779	6,528
Time Warner Cable, Cl A	37,884	3,273
TJX	95,308	4,286
Toll Brothers *	15,951	544
Tractor Supply	8,700	905
TripAdvisor * (A)	11,067	503
TRW Automotive Holdings *	13,693	803
Tupperware Brands	6,500	509
Ulta Salon Cosmetics & Fragrance	7,652	678
Under Armour, Cl A * (A)	9,600	473
Urban Outfitters *	13,120	532
VF (A)	10,817	1,744
Viacom, Cl B	63,869	3,734
Virgin Media (A)	35,320	1,639
Visteon *	5,400	315
Walt Disney	227,772	12,434
Washington Post, Cl B (A)	657	262
Weight Watchers International (A)	3,362	144
Wendy’s (A)	26,800	152
Whirlpool	9,387	1,060
Williams-Sonoma	11,062	502
Wyndham Worldwide	18,568	1,119
Wynn Resorts	10,096	1,180
Yum! Brands	59,348	3,886

		242,917

Consumer Staples — 9.7%
Altria Group	259,740	8,714
Archer-Daniels-Midland	85,379	2,720
Avon Products	52,006	1,017
Beam	20,020	1,222
Brown-Forman, Cl B	18,827	1,236
Bunge	18,300	1,356
Campbell Soup (A)	21,178	872
Church & Dwight	17,507	1,085
Clorox	16,303	1,369
Coca-Cola	494,140	19,133
Coca-Cola Enterprises	38,215	1,367
Colgate-Palmolive	61,075	6,989
ConAgra Foods	54,386	1,855
Constellation Brands, Cl A *	19,831	877
Costco Wholesale	55,481	5,620
Crimson Wine Group *	2,442	20

Description	Shares	Market Value ($ Thousands)

CVS Caremark	163,652	$8,366
Dean Foods *	23,187	385
Dr. Pepper Snapple Group	26,600	1,160
Energizer Holdings	6,941	638
Estee Lauder, Cl A	28,508	1,827
Flowers Foods	13,950	393
Fresh Market *	2,500	117
General Mills	83,392	3,857
Green Mountain Coffee Roasters * (A)	15,600	745
Herbalife (A)	14,200	572
Hershey	18,798	1,567
Hillshire Brands	12,700	412
HJ Heinz	41,337	2,994
Hormel Foods	18,478	691
Ingredion	8,600	569
JM Smucker	14,011	1,335
Kellogg	30,003	1,815
Kimberly-Clark	50,318	4,744
Kraft Foods Group	76,202	3,694
Kroger	66,073	1,930
Lorillard	50,250	1,936
McCormick	16,893	1,136
Mead Johnson Nutrition, Cl A	25,186	1,887
Molson Coors Brewing, Cl B	15,562	688
Mondelez International, Cl A	226,906	6,274
Monster Beverage *	18,300	923
Nu Skin Enterprises, Cl A (A)	6,700	276
PepsiCo	199,052	15,082
Philip Morris International	216,868	19,898
Procter & Gamble	348,174	26,524
Reynolds American	40,720	1,779
Safeway (A)	29,820	711
Smithfield Foods *	19,175	427
Sysco (A)	76,148	2,449
Tyson Foods, Cl A	32,965	747
Walgreen	110,825	4,537
Wal-Mart Stores	215,179	15,230
Whole Foods Market	23,452	2,008

		195,775

Energy — 10.2%
Alpha Natural Resources * (A)	28,065	224
Anadarko Petroleum	64,040	5,096
Apache	50,359	3,740
Atwood Oceanics * (A)	7,200	368
Baker Hughes	55,840	2,503
Cabot Oil & Gas	26,300	1,630
Cameron International *	30,444	1,940
CARBO Ceramics	2,500	227
Cheniere Energy *	26,400	562
Chesapeake Energy (A)	82,166	1,656
Chevron	250,602	29,358
Cimarex Energy	10,500	707
Cobalt International Energy *	24,900	614
Concho Resources *	13,200	1,187
ConocoPhillips	161,376	9,352
Consol Energy	28,944	931
Continental Resources *	4,800	422
Denbury Resources *	47,324	858
Devon Energy	51,213	2,779
Diamond Offshore Drilling (A)	8,509	593
Dresser-Rand Group *	10,434	643

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Energen	8,937	$413
EOG Resources	34,645	4,355
EQT	16,766	1,058
Era Group *	2,600	53
EXCO Resources (A)	13,400	89
Exxon Mobil	593,638	53,160
FMC Technologies *	30,020	1,558
Golar LNG	5,500	209
Halliburton	118,497	4,919
Helmerich & Payne	11,850	785
Hess	38,712	2,574
HollyFrontier	26,326	1,480
Kinder Morgan	63,522	2,355
Kosmos Energy *	9,200	101
Laredo Petroleum Holdings *	2,000	34
Marathon Oil	91,176	3,054
Marathon Petroleum	43,888	3,637
McDermott International *	34,300	436
Murphy Oil	24,354	1,483
Nabors Industries	36,000	603
National Oilwell Varco	54,880	3,739
Newfield Exploration *	16,699	386
Noble Energy	23,062	2,556
Occidental Petroleum	103,554	8,526
Oceaneering International	13,200	839
Oil States International *	7,000	533
Patterson-UTI Energy	19,632	458
Peabody Energy	33,074	713
Phillips 66	80,188	5,049
Pioneer Natural Resources	17,444	2,195
Plains Exploration & Production *	15,691	712
QEP Resources	21,746	662
Range Resources (A)	20,339	1,562
Rowan, Cl A *	16,686	577
RPC (A)	5,550	90
SandRidge Energy * (A)	60,700	346
Schlumberger	169,863	13,224
SEACOR Holdings	2,600	181
SM Energy	8,200	475
Southwestern Energy * (A)	43,376	1,486
Spectra Energy	83,309	2,419
Superior Energy Services *	22,100	585
Teekay	3,800	132
Tesoro	16,046	902
Tidewater	6,370	302
Ultra Petroleum * (A)	21,600	369
Unit *	6,027	274
Valero Energy	71,336	3,252
Whiting Petroleum *	15,600	760
Williams	87,146	3,025
World Fuel Services	8,900	338
WPX Energy *	22,248	316

		204,729

Financials — 16.1%
ACE	43,600	3,723
Affiliated Managers Group * (A)	6,220	910
Aflac	60,456	3,020
Alexander & Baldwin *	3,882	137
Alexandria Real Estate Equities ‡	8,300	590
Alleghany *	2,104	795

Description	Shares	Market Value ($ Thousands)

Allied World Assurance Holdings	4,600	$404
Allstate	63,525	2,923
American Campus Communities ‡ (A)	11,600	524
American Capital *	34,400	481
American Capital Agency ‡	42,859	1,359
American Express	127,934	7,951
American Financial Group	10,614	467
American International Group *	83,323	3,167
American National Insurance	222	18
American Tower, Cl A ‡	50,822	3,944
Ameriprise Financial	27,200	1,867
Annaly Capital Management ‡ (A)	124,811	1,933
Aon	42,344	2,587
Apartment Investment & Management, Cl A ‡	17,899	530
Arch Capital Group * (A)	16,500	810
Ares Capital	28,322	524
Arthur J Gallagher	16,004	616
Aspen Insurance Holdings	9,500	341
Associated Banc	21,584	311
Assurant	10,893	457
Assured Guaranty	21,200	396
AvalonBay Communities ‡	13,641	1,703
Axis Capital Holdings	12,700	517
Bank of America	1,371,763	15,405
Bank of Hawaii (A)	5,582	270
Bank of New York Mellon	153,409	4,164
BankUnited	3,500	99
BB&T	88,606	2,690
Berkshire Hathaway, Cl B *	226,400	23,129
BioMed Realty Trust ‡ (A)	19,100	403
BlackRock, Cl A	16,385	3,928
BOK Financial	3,275	195
Boston Properties ‡	19,184	1,993
Brandywine Realty Trust ‡	18,000	247
BRE Properties ‡	9,520	463
Brown & Brown	12,324	370
Camden Property Trust ‡	9,747	674
Capital One Financial	74,725	3,813
CapitalSource	29,082	262
Capitol Federal Financial	17,624	208
CBL & Associates Properties ‡	15,700	357
CBOE Holdings	10,900	391
CBRE Group, Cl A *	42,817	1,035
Charles Schwab (A)	136,685	2,220
Chimera Investment ‡	127,100	379
Chubb	33,218	2,791
Cincinnati Financial	17,786	800
CIT Group *	25,600	1,072
Citigroup	373,204	15,663
City National (A)	5,838	332
CME Group, Cl A	40,870	2,445
CNA Financial	1,700	54
Comerica (A)	23,853	820
Commerce Bancshares	9,703	370
CommonWealth ‡	10,525	266
Corporate Office Properties Trust ‡	10,300	266
Cullen/Frost Bankers (A)	6,568	398
DDR ‡ (A)	25,800	446
Digital Realty Trust ‡ (A)	15,500	1,038
Discover Financial Services	61,189	2,358
Douglas Emmett ‡	19,600	480

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Duke Realty ‡	36,409	$588
E*Trade Financial *	30,600	328
East West Bancorp	17,900	440
Eaton Vance (A)	14,310	546
Endurance Specialty Holdings	5,400	238
Equity Lifestyle Properties ‡	5,100	376
Equity Residential ‡	42,187	2,322
Erie Indemnity, Cl A	2,419	177
Essex Property Trust ‡ (A)	4,569	681
Everest Re Group	6,900	860
Extra Space Storage ‡	15,300	573
Federal Realty Investment Trust ‡	7,696	817
Federated Investors, Cl B (A)	9,458	220
Fidelity National Financial, Cl A	25,204	628
Fifth Third Bancorp	113,782	1,802
First Citizens BancShares, Cl A	600	108
First Horizon National (A)	31,256	332
First Niagara Financial Group	43,600	357
First Republic Bank	12,800	467
Forest City Enterprises, Cl A *	17,642	283
Franklin Resources	18,103	2,557
Fulton Financial	24,795	281
General Growth Properties ‡	66,253	1,268
Genworth Financial, Cl A *	60,792	519
Goldman Sachs Group	62,775	9,401
Hanover Insurance Group	6,193	264
Hartford Financial Services Group (A)	56,110	1,325
Hatteras Financial ‡	12,100	323
HCC Insurance Holdings	12,541	502
HCP ‡	58,574	2,863
Health Care ‡	32,983	2,116
Home Properties ‡	7,300	456
Hospitality Properties Trust ‡	15,366	410
Host Hotels & Resorts ‡	90,240	1,504
Howard Hughes *	3,473	267
Hudson City Bancorp	65,328	557
Huntington Bancshares	105,334	740
Interactive Brokers Group, Cl A	2,200	32
IntercontinentalExchange * (A)	9,100	1,409
Invesco	56,200	1,506
Janus Capital Group (A)	23,965	222
Jefferies Group (A)	17,514	380
Jones Lang LaSalle	5,500	531
JPMorgan Chase	483,934	23,674
Kemper	6,260	198
KeyCorp	121,295	1,139
Kilroy Realty ‡ (A)	8,100	427
Kimco Realty ‡ (A)	51,744	1,126
Lazard, Cl A (A)	16,300	585
Legg Mason	14,181	404
Leucadia National (A)	24,420	657
Liberty Property Trust ‡	12,806	497
Lincoln National	34,688	1,025
Loews	38,736	1,670
LPL Financial Holdings	5,700	180
M&T Bank (A)	15,734	1,606
Macerich ‡	16,911	1,017
Mack-Cali Realty ‡	10,898	309
Markel * (A)	1,350	653
Marsh & McLennan	70,865	2,632
MBIA * (A)	13,559	131

Description	Shares	Market Value ($ Thousands)

Mercury General	2,396	$93
MetLife	109,509	3,881
MFA Mortgage Investments ‡	44,200	392
Mid-America Apartment Communities ‡	5,100	354
Moody’s	24,927	1,198
Morgan Stanley	197,978	4,464
MSCI, Cl A *	16,500	547
NASDAQ OMX Group	14,500	459
National Retail Properties ‡ (A)	11,500	396
New York Community Bancorp (A)	57,272	773
Northern Trust	27,005	1,436
NYSE Euronext	30,600	1,141
Old Republic International	32,990	396
PartnerRe	6,900	616
People’s United Financial	36,934	484
Piedmont Office Realty Trust, Cl A ‡ (A)	21,400	421
Plum Creek Timber ‡ (A)	19,521	947
PNC Financial Services Group	68,022	4,244
Popular *	10,653	297
Post Properties ‡	6,700	320
Principal Financial Group (A)	38,208	1,208
ProAssurance	7,600	356
Progressive	75,880	1,848
Prologis ‡	58,618	2,283
Protective Life	8,109	259
Prudential Financial	58,963	3,276
Public Storage ‡	18,468	2,793
Raymond James Financial (A)	14,221	624
Rayonier ‡ (A)	14,804	827
Realogy Holdings *	4,800	215
Realty Income ‡ (A)	24,000	1,096
Regency Centers ‡	11,108	576
Regions Financial	177,187	1,355
Reinsurance Group of America, Cl A	9,999	575
RenaissanceRe Holdings	5,300	463
Retail Properties of America, Cl A ‡	11,300	167
SEI (B)	17,442	493
Senior Housing Properties Trust ‡	22,000	552
Signature Bank NY * (A)	5,200	386
Simon Property Group ‡	38,781	6,161
SL Green Realty ‡ (A)	10,768	879
SLM	53,714	1,019
St. Joe * (A)	8,061	180
StanCorp Financial Group	5,642	225
State Street	62,994	3,565
SunTrust Banks	68,446	1,888
SVB Financial Group *	5,500	369
Synovus Financial	98,672	251
T. Rowe Price Group	32,480	2,312
Tanger Factory Outlet Centers ‡	9,800	346
Taubman Centers ‡	7,200	552
TCF Financial (A)	20,301	279
TD Ameritrade Holding (A)	31,945	607
TFS Financial *	10,200	107
Torchmark	12,025	676
Travelers	50,075	4,027
UDR ‡	29,793	711

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Unum Group	34,805	$852
US Bancorp	241,897	8,220
Validus Holdings	13,126	468
Valley National Bancorp (A)	24,716	248
Ventas ‡	37,492	2,654
Vornado Realty Trust ‡	23,636	1,896
Waddell & Reed Financial, Cl A	10,700	439
Washington Federal	13,263	233
Weingarten Realty Investors ‡	14,967	459
Wells Fargo	622,966	21,854
Weyerhaeuser ‡	68,392	2,011
White Mountains Insurance Group	747	422
WR Berkley	15,014	623
XL Group, Cl A	40,000	1,146
Zions Bancorporation (A)	25,702	620

		323,315

Health Care — 11.8%
Abbott Laboratories	201,276	6,801
AbbVie	201,076	7,424
Actavis *	16,018	1,364
Aetna (A)	44,234	2,087
Agilent Technologies	44,264	1,836
Alere *	9,300	212
Alexion Pharmaceuticals *	24,400	2,116
Allergan	38,996	4,228
Allscripts Healthcare Solutions *	21,800	277
AmerisourceBergen (A)	27,724	1,309
Amgen	99,258	9,073
Ariad Pharmaceuticals *	24,600	517
Baxter International	70,675	4,778
Becton Dickinson (A)	25,744	2,267
Biogen Idec *	30,700	5,107
BioMarin Pharmaceutical * (A)	13,900	806
Bio-Rad Laboratories, Cl A *	2,500	308
Boston Scientific *	181,839	1,344
Bristol-Myers Squibb	215,759	7,977
Brookdale Senior Living, Cl A *	12,100	335
Bruker *	11,900	209
C.R. Bard	10,685	1,056
Cardinal Health	44,029	2,035
CareFusion *	25,464	834
Catamaran *	25,648	1,378
Celgene *	56,480	5,828
Cerner *	18,148	1,587
Charles River Laboratories International * (A)	6,143	250
CIGNA	36,655	2,143
Community Health Systems	11,362	480
Cooper	6,604	700
Covance *	6,836	455
Coventry Health Care	15,262	692
Covidien	62,100	3,948
DaVita *	12,008	1,436
Dentsply International (A)	17,298	716
Edwards Lifesciences *	14,414	1,239
Eli Lilly	130,961	7,158
Endo Health Solutions *	17,097	530
Express Scripts Holding *	103,236	5,875
Forest Laboratories *	31,173	1,147
Gilead Sciences * (A)	193,434	8,262
HCA Holdings	22,200	823

Description	Shares	Market Value ($ Thousands)

Health Management Associates, Cl A *	32,122	$353
Health Net *	10,602	273
Henry Schein *	11,484	1,025
Hill-Rom Holdings	7,724	253
Hologic *	34,800	760
Hospira *	20,081	591
Humana	20,075	1,370
Idexx Laboratories * (A)	7,252	668
Illumina * (A)	15,105	757
Incyte * (A)	12,200	271
Intuitive Surgical *	5,100	2,600
Johnson & Johnson (A)	349,009	26,563
Laboratory Corp of America Holdings * (A)	12,311	1,091
Life Technologies *	22,770	1,324
LifePoint Hospitals *	6,576	290
McKesson	30,366	3,223
Medivation *	10,000	491
MEDNAX * (A)	6,100	522
Medtronic	132,885	5,975
Merck	387,043	16,538
Mettler Toledo International *(A)	3,836	816
Mylan Laboratories *	50,819	1,505
Myriad Genetics *	11,300	287
Omnicare (A)	14,331	534
Onyx Pharmaceuticals * (A)	7,900	595
Patterson	11,683	425
PerkinElmer	16,234	555
Perrigo (A)	11,700	1,324
Pfizer	951,680	26,048
QIAGEN *	29,200	626
Quest Diagnostics	20,144	1,131
Regeneron Pharmaceuticals *	9,600	1,603
ResMed (A)	18,835	838
Salix Pharmaceuticals *	5,800	283
Sirona Dental Systems *	6,000	426
St. Jude Medical	38,946	1,597
Stryker	40,204	2,568
Techne	4,541	309
Teleflex	5,240	419
Tenet Healthcare *	12,798	503
Thermo Fisher Scientific	47,325	3,493
Thoratec * (A)	6,400	225
United Therapeutics *	6,400	383
UnitedHealth Group	132,620	7,089
Universal Health Services, Cl B	11,076	641
Varian Medical Systems * (A)	13,530	956
VCA Antech *	10,839	238
Vertex Pharmaceuticals *	26,900	1,259
Warner Chilcott, Cl A	21,000	284
Waters * (A)	11,272	1,045
WellPoint	39,431	2,452
Zimmer Holdings	23,125	1,733

		236,075

Industrials — 10.7%
3M	88,533	9,208
ADT	29,200	1,398
AECOM Technology *	11,700	355
AGCO	12,000	618
Air Lease, Cl A *	7,900	215
Alliant Techsystems	4,136	272

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Ametek	30,680	$1,283
Armstrong World Industries	1,900	97
Avery Dennison	11,210	458
Babcock & Wilcox	14,650	396
BE Aerospace *	10,966	577
Boeing	95,791	7,366
C.H. Robinson Worldwide	20,686	1,180
Carlisle	6,766	459
Caterpillar	83,388	7,703
Chicago Bridge & Iron	13,095	702
Cintas (A)	13,957	613
Clean Harbors *	7,500	386
CNH Global	3,500	155
Colfax * (A)	5,500	239
Con-way	7,023	247
Copa Holdings, Cl A	4,100	428
Copart *	12,918	441
Corrections Corp of America	12,500	479
Covanta Holding (A)	13,700	268
Crane	6,100	328
CSX	131,596	3,019
Cummins	24,912	2,887
Danaher	74,602	4,595
Deere	51,119	4,490
Delta Air Lines *	108,100	1,543
Donaldson	18,244	657
Dover	23,057	1,691
Dun & Bradstreet (A)	5,556	448
Eaton	59,418	3,682
Emerson Electric	94,020	5,331
Engility Holdings *	1,546	29
Equifax	14,656	808
Exelis	23,402	242
Expeditors International of Washington	27,048	1,051
Fastenal (A)	36,724	1,896
FedEx	40,544	4,275
Flowserve	6,600	1,059
Fluor	21,508	1,331
Fortune Brands Home & Security *	17,820	616
Gardner Denver	7,200	511
GATX	5,800	289
General Cable * (A)	4,700	155
General Dynamics	41,172	2,798
General Electric	1,346,023	31,255
Graco	6,424	373
GrafTech International * (A)	11,500	85
Harsco	10,270	246
Hertz Global Holdings *	27,200	543
Honeywell International (A)	99,590	6,981
Hubbell, Cl B	7,892	733
Huntington Ingalls Industries	6,096	293
IDEX	10,393	529
IHS, Cl A *	6,100	648
Illinois Tool Works	51,480	3,166
Ingersoll-Rand	37,000	1,948
Iron Mountain	18,790	648
ITT (A)	11,551	304
Jacobs Engineering Group *	17,002	830
JB Hunt Transport Services	10,972	763
Joy Global (A)	12,833	813
Kansas City Southern	14,000	1,442

Description	Shares	Market Value ($ Thousands)

KAR Auction Services	2,100	$45
KBR	18,480	562
Kennametal (A)	10,000	405
Kirby *	6,900	524
L-3 Communications Holdings, Cl 3	12,377	944
Landstar System	5,765	324
Lennox International	5,200	307
Lincoln Electric Holdings	10,400	583
Lockheed Martin	33,729	2,968
Manitowoc (A)	16,600	307
Manpower	9,884	540
Masco	44,209	851
Matson	3,882	100
MRC Global *	3,500	107
MSC Industrial Direct, Cl A	4,920	420
Navistar International * (A)	9,000	223
Nielsen Holdings	15,100	509
Nordson	8,000	507
Norfolk Southern	41,233	3,012
Northrop Grumman (A)	32,178	2,113
Oshkosh Truck *	11,359	438
Owens Corning *	16,900	656
Paccar	45,370	2,152
Pall (A)	14,045	958
Parker Hannifin	18,704	1,767
Pentair	26,273	1,400
Pitney Bowes (A)	18,085	237
Polypore International * (A)	5,800	222
Precision Castparts	18,746	3,498
Quanta Services *	26,200	744
Raytheon	42,468	2,318
Regal-Beloit	4,900	379
Republic Services, Cl A	38,542	1,212
Robert Half International	17,676	628
Rockwell Automation	17,904	1,618
Rockwell Collins	16,779	1,009
Rollins	5,900	145
Roper Industries	12,200	1,520
RR Donnelley & Sons (A)	22,577	236
Ryder System	6,306	354
Snap-on	6,491	521
Southwest Airlines	97,720	1,143
Spirit Aerosystems Holdings, Cl A *	12,200	212
SPX	5,411	436
Stanley Black & Decker	20,293	1,597
Stericycle * (A)	10,826	1,038
Terex *	13,648	448
Textron	33,622	970
Timken	12,269	666
Toro (A)	7,620	344
Towers Watson, Cl A	6,500	433
TransDigm Group	6,200	883
Trinity Industries	8,400	363
Triumph Group	6,200	455
Tyco International	58,400	1,869
Union Pacific	60,816	8,338
United Continental Holdings *(A)	40,100	1,071
United Parcel Service, Cl B	92,541	7,648
United Rentals * (A)	11,600	620
United Technologies	116,190	10,521
URS	9,500	401

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

UTi Worldwide	13,200	$201
Valmont Industries	2,900	457
Verisk Analytics, Cl A *	18,700	1,094
WABCO Holdings *	7,124	490
Wabtec	6,600	645
Waste Connections (A)	15,450	528
Waste Management	56,994	2,127
WESCO International * (A)	5,400	399
WW Grainger	7,281	1,649
Xylem	24,902	685

		215,968

Information Technology — 17.2%
Accenture, Cl A	82,400	6,127
Acme Packet * (A)	7,400	216
Activision Blizzard	56,456	807
Adobe Systems *	63,102	2,480
Advanced Micro Devices * (A)	63,134	157
Akamai Technologies *	21,618	799
Alliance Data Systems * (A)	6,112	970
Altera	40,473	1,434
Amdocs	20,700	755
Amphenol, Cl A	20,292	1,438
Analog Devices	39,112	1,769
Ansys *	12,000	909
AOL (A)	12,134	448
Apple	118,745	52,414
Applied Materials	156,155	2,139
Arrow Electronics *	11,589	465
Atmel *	46,100	314
Autodesk *	29,437	1,081
Automatic Data Processing	61,592	3,779
Avago Technologies, Cl A	31,000	1,061
Avnet *	18,210	643
AVX	1,424	17
BMC Software *	19,489	781
Broadcom, Cl A	70,168	2,393
Broadridge Financial Solutions	15,473	355
Brocade Communications Systems *	58,400	328
CA	45,138	1,105
Cadence Design Systems * (A)	38,363	543
Cisco Systems	682,127	14,223
Citrix Systems *	22,987	1,630
Cognizant Technology Solutions, Cl A *	39,388	3,024
Computer Sciences	17,764	853
Compuware *	21,851	254
Comverse *	1	—
Concur Technologies * (A)	6,800	477
CoreLogic *	9,984	259
Corning	197,158	2,486
Cree * (A)	14,622	661
Cypress Semiconductor (A)	19,400	204
Dell	181,443	2,531
Diebold	7,029	198
Dolby Laboratories, Cl A (A)	6,443	206
DST Systems	4,595	312
eBay *	147,911	8,088
EchoStar, Cl A *	3,732	141
Electronic Arts *	35,265	618
EMC *	268,797	6,185
Equinix *	6,100	1,290

Description	Shares	Market Value ($ Thousands)

F5 Networks *	10,138	$957
Facebook, Cl A *	52,800	1,439
Factset Research Systems (A)	4,900	477
Fairchild Semiconductor International, Cl A *	16,200	231
Fidelity National Information Services	31,890	1,201
Fiserv *	17,169	1,410
FleetCor Technologies *	5,000	349
FLIR Systems	19,100	503
Fortinet *	19,400	469
Freescale Semiconductor Holdings I * (A)	3,500	54
Fusion-io * (A)	8,000	135
Gartner *	11,500	572
Genpact	15,700	277
Global Payments	9,734	469
Google, Cl A *	32,929	26,383
Harris	15,089	725
Hewlett-Packard	253,670	5,109
IAC	10,032	409
Informatica *	15,300	536
Ingram Micro, Cl A *	18,923	357
Intel (A)	640,758	13,360
International Business Machines	138,498	27,815
Intuit	38,186	2,462
IPG Photonics (A)	4,000	237
Itron *	4,300	181
Jabil Circuit	19,974	374
Jack Henry & Associates	9,400	411
JDS Uniphase *	28,640	406
Juniper Networks *	65,725	1,359
Kla-Tencor	21,309	1,167
Lam Research * (A)	19,552	827
Lender Processing Services	9,214	226
Lexmark International, Cl A (A)	9,086	200
Linear Technology (A)	29,257	1,119
LinkedIn, Cl A *	8,600	1,446
LSI *	77,148	537
Marvell Technology Group	61,600	622
Mastercard, Cl A	13,900	7,198
Maxim Integrated Products	37,200	1,160
Microchip Technology (A)	23,322	851
Micron Technology * (A)	119,816	1,005
Micros Systems * (A)	11,600	496
Microsoft	956,600	26,593
Molex (A)	19,170	531
Motorola Solutions	37,133	2,310
National Instruments	9,904	298
NCR *	19,689	543
NetApp *	43,055	1,457
NetSuite *	4,000	279
NeuStar, Cl A *	8,277	363
Nuance Communications * (A)	29,700	547
Nvidia	78,756	997
ON Semiconductor *	57,800	462
Oracle	486,220	16,658
Paychex (A)	40,707	1,347
PMC - Sierra *	21,000	136
Polycom *	22,700	207
Qualcomm	218,259	14,324
Rackspace Hosting * (A)	13,400	748

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Red Hat *	24,227	$1,231
Riverbed Technology *	19,700	301
Rovi *	11,000	196
SAIC (A)	35,600	421
Salesforce.com *	18,938	3,205
SanDisk *	30,569	1,540
ServiceNow *	1,900	62
Silicon Laboratories *	5,400	224
Skyworks Solutions *	23,200	494
SolarWinds *	7,600	429
Solera Holdings	8,600	484
Splunk * (A)	1,500	54
Stratasys * (A)	3,000	189
Symantec *	89,448	2,097
Synopsys *	19,582	686
Tech Data *	5,350	284
Teradata *	20,889	1,213
Teradyne *	23,063	387
Texas Instruments (A)	146,808	5,046
TIBCO Software *	22,000	472
Total System Services	23,691	563
Trimble Navigation *	15,214	904
Vantiv, Cl A *	5,100	111
VeriFone Holdings *	13,400	254
Verint Systems *	1	—
VeriSign *	18,985	869
Visa, Cl A	66,600	10,565
Vishay Intertechnology * (A)	12,950	171
VMware, Cl A *	11,300	812
Western Digital	27,930	1,317
Western Union	78,028	1,095
Workday, Cl A *	2,200	122
Xerox	160,096	1,298
Xilinx	33,557	1,251
Yahoo! *	157,281	3,352
Zebra Technologies, Cl A *	6,525	292
Zynga, Cl A *	7,000	24

		344,703

Materials — 3.7%
Air Products & Chemicals	27,494	2,374
Airgas	7,915	794
Albemarle	10,944	712
Alcoa (A)	135,702	1,156
Allegheny Technologies	13,297	405
Allied Nevada Gold * (A)	11,400	209
Aptargroup	8,200	442
Ashland (A)	10,276	801
Ball	18,850	837
Bemis (A)	12,774	477
Cabot	8,073	297
Carpenter Technology	5,500	260
Celanese, Cl A	18,983	889
CF Industries Holdings	8,166	1,640
Cliffs Natural Resources (A)	17,300	441
Commercial Metals	14,800	241
Compass Minerals International	4,100	302
Crown Holdings *	18,151	706
Cytec Industries	5,681	411
Domtar	4,200	313
Dow Chemical	153,470	4,868
E.I. du Pont de Nemours	120,092	5,752
Eastman Chemical	19,428	1,355

Description	Shares	Market Value ($ Thousands)

Ecolab	33,708	$2,580
FMC	17,420	1,050
Freeport-McMoRan Copper & Gold, Cl B	122,224	3,901
Greif, Cl A	3,500	178
Huntsman	23,129	399
International Flavors & Fragrances	10,891	795
International Paper	55,655	2,450
Intrepid Potash	6,800	134
LyondellBasell Industries, Cl A	39,500	2,315
Martin Marietta Materials (A)	6,363	618
MeadWestvaco	21,258	759
Molycorp * (A)	7,600	47
Monsanto	68,250	6,895
Mosaic	36,478	2,135
NewMarket	900	227
Newmont Mining	62,033	2,499
Nucor	39,390	1,775
Owens-Illinois *	20,391	520
Packaging Corp of America	12,099	505
PPG Industries	17,423	2,346
Praxair	38,425	4,344
Reliance Steel & Aluminum	10,300	686
Rock-Tenn, Cl A	8,700	770
Rockwood Holdings	9,800	613
Royal Gold	8,000	524
RPM International	18,269	556
Scotts Miracle-Gro, Cl A	5,306	235
Sealed Air	24,668	548
Sherwin-Williams	10,737	1,735
Sigma-Aldrich (A)	15,348	1,183
Silgan Holdings	4,455	191
Sonoco Products	12,446	395
Southern Copper (A)	19,868	751
Steel Dynamics	27,900	426
Tahoe Resources *	7,500	113
United States Steel (A)	20,483	427
Valspar	12,464	768
Vulcan Materials	15,857	808
Walter Industries	8,000	254
Westlake Chemical (A)	1,900	164
WR Grace *	9,200	659

		73,960

Telecommunication Services — 2.7%
AT&T	745,133	26,758
CenturyLink	78,354	2,716
Clearwire, Cl A *	24,800	77
Crown Castle International *	37,996	2,652
Frontier Communications (A)	134,195	556
Groupon, Cl A * (A)	2,500	11
Level 3 Communications * (A)	17,646	352
MetroPCS Communications *	44,600	437
NII Holdings * (A)	13,620	66
SBA Communications, Cl A *(A)	15,400	1,095
Sprint Nextel *	381,544	2,213
Telephone & Data Systems	11,780	270
tw telecom, Cl A *	18,600	471
US Cellular *	831	31
Verizon Communications	361,476	16,819
Windstream (A)	71,447	614

		55,138

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Utilities — 3.4%
AES	81,624	$948
AGL Resources	14,447	577
Alliant Energy	14,576	695
Ameren	30,890	1,044
American Electric Power	59,550	2,786
American Water Works	21,300	841
Aqua America (A)	16,277	474
Atmos Energy	10,891	416
Calpine *	51,500	948
Centerpoint Energy	54,415	1,166
CMS Energy	31,542	839
Consolidated Edison	37,416	2,207
Dominion Resources	73,512	4,117
DTE Energy	21,364	1,427
Duke Energy	90,116	6,241
Edison International	41,479	1,992
Entergy	21,998	1,370
Exelon	109,976	3,408
FirstEnergy	53,427	2,109
Great Plains Energy	17,371	379
Hawaiian Electric Industries (A)	11,946	322
Integrys Energy Group	9,602	543
ITC Holdings	5,600	473
MDU Resources Group	25,521	617
National Fuel Gas	9,189	535
NextEra Energy	53,673	3,857
NiSource	35,921	995
Northeast Utilities	38,908	1,615
NRG Energy	37,200	893
NV Energy	26,100	516
OGE Energy	12,068	699
ONEOK	26,058	1,173
Pepco Holdings (A)	28,144	571
PG&E	53,918	2,299
Pinnacle West Capital	13,292	744
PPL	74,226	2,288
Public Service Enterprise Group	64,952	2,117
Questar	22,046	518
SCANA	14,220	694
Sempra Energy	31,323	2,436
Southern	111,503	5,019
TECO Energy (A)	29,500	509
UGI	13,850	496
Vectren	8,791	290
Westar Energy	15,700	487
Wisconsin Energy (A)	29,298	1,210
Xcel Energy	60,281	1,730

		67,630

Total Common Stock (Cost $1,567,892) ($ Thousands)		1,960,210

AFFILIATED PARTNERSHIP — 7.7%
SEI Liquidity Fund, L.P. 0.120% **† (C)	155,149,653	155,150

Total Affiliated Partnership (Cost $155,150) ($ Thousands)		155,150

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% **†	37,712,450	$37,712

Total Cash Equivalent (Cost $37,712) ($ Thousands)		37,712

U.S. TREASURY OBLIGATION (D) (E) — 0.2%
U.S. Treasury Bills
0.060%, 05/09/2013	$3,150	3,150

Total U.S. Treasury Obligation (Cost $3,150) ($ Thousands)		3,150

Total Investments — 107.4% (Cost $1,763,904) ($ Thousands) ††		$2,156,222

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	562	Mar-2013	$2,767
S&P Mid 400 Index E-MINI	43	Mar-2013	428

			$3,195

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,007,512 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $151,064 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $155,150 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $1,763,904 ($ Thousands), and the unrealized appreciation and depreciation were $437,083 ($ Thousands) and $(44,765) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

NY — New York

Ser — Series

S&P — Standard & Poor’s

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2013

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,960,210	$—	$—	$1,960,210
Affiliated Partnership	—	155,150	—	155,150
Cash Equivalent	37,712	—	—	37,712
U.S. Treasury Obligation	—	3,150	—	3,150

Total Investments in Securities	$1,997,922	$158,300	$—	$2,156,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$3,195	$—	$—	$3,195

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Consumer Discretionary — 13.8%
Aeropostale *	47,482	$618
American Greetings, Cl A (A)	8,900	144
America’s Car-Mart *	10,700	511
Ameristar Casinos	3,000	79
ANN * (A)	35,031	991
Arbitron	2,900	136
Arctic Cat *	23,440	852
Beazer Homes USA * (A)	21,860	340
Belo, Cl A	114,086	986
Big Lots *	33,250	1,107
Biglari Holdings *	1,410	528
BJ’s Restaurants * (A)	31,424	967
Bob Evans Farms	18,900	769
Bravo Brio Restaurant Group *	45,800	691
Bright Horizons Family Solutions *	29,574	827
Brown Shoe	35,500	582
Brunswick	30,577	1,114
Cabela’s *	40,649	2,056
Callaway Golf (A)	74,387	500
Capella Education *	7,900	250
Career Education *	160,500	514
Carmike Cinemas *	34,700	543
Carter’s *	27,192	1,534
Cato, Cl A	34,800	893
CEC Entertainment	10,500	318
Children’s Place Retail Stores * (A)	32,090	1,459
Coinstar * (A)	20,800	1,065
Columbia Sportswear (A)	9,399	522
Conn’s * (A)	69,860	2,238
Cooper Tire & Rubber	55,432	1,401
Core-Mark Holding	16,953	813
Corinthian Colleges * (A)	129,700	276
Cracker Barrel Old Country Store	6,400	482
Crocs *	4,100	62
CSS Industries	10,800	259
Dana Holdings	22,200	372
Deckers Outdoor * (A)	27,068	1,092
Denny’s *	2,500	14
Destination Maternity	12,600	282
Destination XL Group *	144,100	654
Dick’s Sporting Goods	18,520	926
Dorman Products (A)	17,972	628
DreamWorks Animation SKG, Cl A * (A)	48,500	805
Ethan Allen Interiors (A)	25,251	706
Express *	55,648	1,030
Federal Mogul, Cl A *	13,400	108
Finish Line, Cl A	1,600	29
Five Below * (A)	27,740	1,104
Francesca’s Holdings * (A)	98,222	2,500
Fred’s, Cl A (A)	35,200	478
GameStop, Cl A (A)	49,776	1,247
Genesco *	6,550	384
G-III Apparel Group *	4,400	161
Gordmans Stores *	59,479	792
Grand Canyon Education *	56,420	1,351

Description	Shares	Market Value ($ Thousands)

Helen of Troy *	10,200	$378
hhgregg * (A)	47,300	443
Hibbett Sports * (A)	50,786	2,684
Hillenbrand	8,400	207
HomeAway *	59,674	1,760
Hot Topic (A)	60,300	651
Ignite Restaurant Group *	43,500	611
Jack in the Box *	47,762	1,512
JAKKS Pacific (A)	18,016	219
Jones Group (A)	41,000	473
Jos A Bank Clothiers * (A)	15,200	631
Journal Communications, Cl A *	71,000	388
K12 * (A)	75,954	1,584
Kirkland’s *	6,600	77
Krispy Kreme Doughnuts *	140,055	1,849
La-Z-Boy, Cl Z	16,400	301
Libbey * (A)	107,300	1,969
Life Time Fitness * (A)	9,525	401
Lincoln Educational Services	13,400	84
Lithia Motors, Cl A	9,400	386
LKQ *	47,067	997
Lumber Liquidators Holdings * (A)	33,200	1,965
M/I Homes *	10,900	250
Maidenform Brands *	61,854	1,187
Marriott Vacations Worldwide *	8,500	351
Matthews International, Cl A (A)	68,415	2,258
MDC Holdings	5,400	208
MDC Partners, Cl A	159,600	2,195
Men’s Wearhouse	38,669	1,087
Meredith (A)	21,935	922
Modine Manufacturing *	37,900	312
Monro Muffler Brake (A)	62,486	2,315
Morgans Hotel Group *	100,500	493
Movado Group	15,800	569
Multimedia Games Holding *	15,400	288
NACCO Industries, Cl A	6,600	383
National CineMedia	186,546	2,845
Nutrisystem (A)	12,800	105
Office Depot * (A)	112,800	455
OfficeMax	63,200	757
Orient-Express Hotels, Cl A *	109,353	1,130
Oxford Industries (A)	8,500	413
Pacific Sunwear of California * (A)	25,800	55
Pandora Media * (A)	56,830	693
Panera Bread, Cl A *	5,430	874
Papa John’s International *	5,400	281
Pep Boys-Manny Moe & Jack * (A)	38,050	424
Perry Ellis International	13,800	224
PetMed Express (A)	34,900	442
Pier 1 Imports (A)	99,109	2,227
Pinnacle Entertainment *	48,860	684
PVH	692	84
Quiksilver *	219,991	1,375
RadioShack * (A)	23,000	69
ReachLocal *	61,000	764
Red Robin Gourmet Burgers	36,527	1,566
Regis (A)	85,971	1,549
Rent-A-Center, Cl A	45,800	1,662
Scholastic (A)	33,000	993

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Scientific Games, Cl A *	88,177	$794
Select Comfort *	36,158	742
Shutterfly * (A)	32,707	1,416
Sinclair Broadcast Group, Cl A (A)	18,700	263
Six Flags Entertainment	11,736	784
Skechers U.S.A., Cl A * (A)	36,900	771
Smith & Wesson Holding * (A)	50,300	480
SodaStream International * (A)	25,830	1,229
Sonic *	42,000	474
Sotheby’s (A)	8,410	321
Stage Stores	35,700	881
Standard Motor Products	18,900	468
Standard Pacific * (A)	103,732	844
Starwood Hotels & Resorts Worldwide	4,650	280
Steiner Leisure *	1,900	90
Stewart Enterprises, Cl A (A)	55,500	470
Superior Industries International	5,500	120
Tesla Motors * (A)	12,940	451
TRI Pointe Homes *	18,100	333
Ulta Salon Cosmetics & Fragrance	8,370	741
Unifi *	2,600	41
Universal Electronics *	23,900	467
Vail Resorts (A)	18,785	1,038
Valassis Communications (A)	5,400	149
Vera Bradley * (A)	5,820	147
Vitamin Shoppe *	45,472	2,390
Wet Seal, Cl A *	262,000	770
Winnebago Industries *	3,200	62
WMS Industries *	61,070	1,529
Wolverine World Wide (A)	75,579	3,189
Zumiez * (A)	40,085	918

		115,801

Consumer Staples — 2.8%
Andersons	10,900	535
Annie’s *	6,500	273
Boulder Brands * (A)	36,461	311
Casey’s General Stores (A)	47,245	2,674
Central Garden and Pet *	4,885	43
Central Garden and Pet, Cl A *	28,823	252
Chefs’ Warehouse *	37,808	680
Chiquita Brands International *	234,200	1,454
Coca-Cola Bottling	4,700	307
Darling International *	72,634	1,212
Dole Food * (A)	153,549	1,720
Fresh Del Monte Produce	63,000	1,644
Fresh Market * (A)	20,114	938
Harris Teeter Supermarkets (A)	3,300	142
Ingles Markets, Cl A	11,100	228
Ingredion	16,184	1,071
J&J Snack Foods	9,565	662
Lancaster Colony (A)	10,800	790
Medifast *	13,100	304
Nash Finch	10,200	195
Pantry *	45,545	567
Pilgrim’s Pride *	66,100	582
Post Holdings *	6,000	232
Prestige Brands Holdings *	42,662	1,015

Description	Shares	Market Value ($ Thousands)

Rite Aid *	364,600	$598
Sanderson Farms (A)	10,586	537
Seneca Foods, Cl A *	3,900	119
Spartan Stores (A)	46,452	774
Spectrum Brands Holdings	7,300	395
TreeHouse Foods *	11,625	679
Universal (A)	10,200	569
USANA Health Sciences * (A)	21,200	939
WD-40	3,900	211
Weis Markets	6,700	271
WhiteWave Foods, Cl A * (A)	36,960	578

		23,501

Energy — 5.9%
Alberta Oilsands *	536,100	29
Alpha Natural Resources * (A)	32,800	262
Basic Energy Services * (A)	6,400	94
Berry Petroleum, Cl A (A)	15,928	729
Bonanza Creek Energy *	11,760	398
Bristow Group	8,355	487
Clayton Williams Energy *	1,300	52
Cloud Peak Energy * (A)	77,800	1,333
Comstock Resources * (A)	35,400	500
Contango Oil & Gas	2,500	97
CVR Energy	1,600	90
Delek US Holdings	25,300	945
Diamondback Energy *	27,700	629
Dresser-Rand Group *	29,496	1,819
Dril-Quip * (A)	29,848	2,454
Energy XXI Bermuda (A)	33,135	985
EPL Oil & Gas *	52,000	1,338
Era Group *	4,400	89
Forest Oil *	47,900	278
Forum Energy Technologies * (A)	36,295	968
Geospace Technologies *	1,900	185
Goodrich Petroleum * (A)	42,932	553
Gulf Island Fabrication	4,300	102
Gulfmark Offshore, Cl A	37,009	1,322
Gulfport Energy *	15,267	625
Harvest Natural Resources *	10,000	54
Heckmann * (A)	79,000	281
Helix Energy Solutions Group *	48,240	1,129
Hornbeck Offshore Services *	6,362	270
Key Energy Services *	257,380	2,208
Kinder Morgan Escrow	58,213	—
KiOR, Cl A * (A)	56,245	310
Knightsbridge Tankers (A)	4,400	31
Laredo Petroleum Holdings * (A)	75,674	1,297
Lufkin Industries (A)	4,900	317
Magnum Hunter Resources * (A)	59,796	231
Matador Resources *	59,730	466
Matrix Service *	14,700	229
McDermott International *	55,175	702
Mitcham Industries *	3,700	57
Newpark Resources * (A)	94,000	828
Oasis Petroleum *	123,133	4,519
Oceaneering International	19,000	1,208
Oil States International *	8,935	680
Parker Drilling *	234,000	1,114
Penn Virginia * (A)	118,100	481

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Petroquest Energy *	22,600	$87
Pioneer Energy Services *	121,702	1,063
Quicksilver Resources * (A)	24,200	45
Rentech	85,200	232
REX American Resources *	1,500	35
Rosetta Resources * (A)	29,616	1,442
Scorpio Tankers * (A)	172,400	1,465
SEACOR Holdings	4,400	306
SemGroup, Cl A *	2,100	97
Ship Finance International	11,400	193
StealthGas *	43,500	455
Stone Energy * (A)	14,000	286
Superior Energy Services *	15,600	413
Swift Energy *	56,132	759
Targa Resources	7,520	459
Tesco *	25,300	322
Tesoro	15,500	872
Tetra Technologies *	62,320	575
Tidewater (A)	19,300	914
Triangle Petroleum *	10,100	63
Unit *	29,000	1,319
USEC * (A)	36,800	18
Vaalco Energy *	100,600	816
W&T Offshore (A)	26,300	391
Western Refining (A)	31,200	1,120
Willbros Group *	37,100	250
World Fuel Services (A)	62,826	2,389

		49,161

Financials — 20.5%
1st Source	6,200	146
Acadia Realty Trust ‡	20,105	541
Affiliated Managers Group * (A)	12,690	1,856
Agree Realty ‡	11,200	314
Alliance Financial	1,800	80
Allied World Assurance Holdings	5,200	457
Alterra Capital Holdings	25,102	769
American Assets Trust ‡	13,540	409
American Capital Mortgage Investment ‡	8,300	213
American Equity Investment Life Holding (A)	104,400	1,449
AMERISAFE *	2,000	65
Amtrust Financial Services (A)	21,600	718
Anworth Mortgage Asset ‡	121,700	742
Apartment Investment & Management, Cl A ‡	26,431	783
Apollo Investments *	14,400	125
Ares Capital	1,950	36
Argo Group International Holdings	18,100	688
Ashford Hospitality Trust ‡	28,700	338
Aspen Insurance Holdings	7,400	265
Associated Banc	14,000	202
Associated Estates Realty ‡	14,400	252
Astoria Financial	5,900	58
AvalonBay Communities ‡	7,862	981
Banco Latinoamericano de Comercio Exterior, Cl E	49,100	1,187
Bancorpsouth (A)	80,612	1,233
Bank of the Ozarks (A)	29,910	1,148

Description	Shares	Market Value ($ Thousands)

Banner	44,988	$1,337
BBCN Bancorp	5,200	64
Berkshire Hills Bancorp	31,625	768
BGC Partners, Cl A (A)	83,300	356
BioMed Realty Trust ‡	30,800	650
BlackRock Kelso Capital (A)	80,300	838
Boston Private Financial Holdings (A)	40,144	367
Boston Properties ‡	10,678	1,109
Brandywine Realty Trust ‡	31,100	428
BRE Properties ‡	7,390	359
Camden National	4,600	156
Campus Crest Communities ‡	120,900	1,516
CapLease ‡	45,800	274
Capstead Mortgage ‡	21,600	271
Cardinal Financial	32,583	519
CBL & Associates Properties ‡	65,417	1,488
Central Pacific Financial *	55,510	860
Chesapeake Lodging Trust ‡	11,000	237
Citizens Republic Bancorp *	5,150	106
City Holding (A)	12,400	470
CNO Financial Group (A)	340,295	3,723
CoBiz Financial	58,340	484
Cohen & Steers (A)	16,540	545
Colonial Properties Trust ‡	27,950	603
Columbia Banking System (A)	24,800	496
CommonWealth ‡	11,800	298
Community Bank System (A)	11,300	326
Community Trust Bancorp	8,400	287
Coresite Realty ‡	20,830	675
Cousins Properties ‡	13,600	132
Credit Acceptance *	2,200	242
CYS Investments ‡ (A)	28,000	332
DFC Global * (A)	38,144	712
Dime Community Bancshares	18,500	263
Douglas Emmett ‡	41,480	1,017
Dynex Capital ‡	28,900	313
Eagle Bancorp *	58,373	1,267
East West Bancorp	24,615	606
EastGroup Properties ‡	29,048	1,650
Education Realty Trust ‡	121,555	1,326
Employers Holdings (A)	89,549	1,882
Endurance Specialty Holdings	36,358	1,601
EPR Properties ‡	2,800	137
Equity One ‡	43,443	1,021
Equity Residential ‡	32,087	1,766
Extra Space Storage ‡	8,850	331
FBR *	62,375	1,102
Federated Investors, Cl B (A)	28,653	665
Financial Engines * (A)	56,095	1,833
First American Financial	19,100	464
First Commonwealth Financial	88,800	646
First Financial Bankshares (A)	2,900	129
First Financial Holdings	2,200	44
First Horizon National (A)	148,242	1,576
First Industrial Realty Trust ‡*	13,200	209
First Merchants	16,500	245
First Midwest Bancorp	143,216	1,790
First Potomac Realty Trust ‡	2,100	30
FirstMerit (A)	49,339	746
Flagstar Bancorp *	9,500	129

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Flushing Financial	28,000	$442
FNB (Pennsylvania)	13,400	152
Forest City Enterprises, Cl A *	28,720	461
Forestar Group *	6,000	104
Fulton Financial	32,600	370
FXCM, Cl A (A)	70,200	923
General Growth Properties ‡	29,526	565
Genworth Financial, Cl A *	46,402	396
Getty Realty ‡ (A)	10,500	209
GFI Group	39,000	137
Global Indemnity, Cl A *	14,000	323
Government Properties Income Trust ‡ (A)	32,100	849
Great American Group *	92,182	14
Hancock Holding	35,029	1,058
Hanover Insurance Group	41,338	1,764
Hatteras Financial ‡	24,500	654
HCP ‡ (A)	26,898	1,315
Health Care ‡	17,550	1,126
Healthcare Realty Trust ‡	10,000	266
Hercules Technology Growth Capital	12,000	150
Highwoods Properties ‡	25,965	948
Home Bancshares	6,900	234
Home Loan Servicing Solutions	34,300	774
Home Properties ‡	5,960	372
Horace Mann Educators	110,095	2,253
Hospitality Properties Trust ‡	8,200	219
Host Hotels & Resorts ‡	56,759	946
Iberiabank	33,393	1,676
Infinity Property & Casualty	35,710	2,007
Inland Real Estate ‡	71,800	694
International Bancshares (A)	36,100	731
Investment Technology Group *	60,200	729
Investors Real Estate Trust ‡ (A)	6,900	66
Jones Lang LaSalle	9,200	889
Kennedy-Wilson Holdings (A)	124,900	2,007
Kimco Realty ‡	23,000	501
LaSalle Hotel Properties ‡	18,846	478
Lexington Realty Trust ‡	169,799	1,946
LTC Properties ‡	17,600	679
Macerich ‡	15,736	946
Mack-Cali Realty ‡ (A)	43,038	1,221
Maiden Holdings	170,500	1,719
MainSource Financial Group	29,400	412
MarketAxess Holdings	21,733	849
MCG Capital	60,500	272
Meadowbrook Insurance Group (A)	260,600	1,832
Medallion Financial	23,200	302
MFA Mortgage Investments ‡	125,963	1,119
MGIC Investment * (A)	54,200	161
Mid-America Apartment Communities ‡	23,801	1,653
Montpelier Re Holdings	46,200	1,142
MSCI, Cl A *	23,982	795
National Financial Partners * (A)	29,750	585
National Health Investors ‡ (A)	2,500	162
National Penn Bancshares (A)	113,978	1,117
National Retail Properties ‡ (A)	11,165	385

Description	Shares	Market Value ($ Thousands)

Nationstar Mortgage Holdings * (A)	24,000	$925
NBT Bancorp (A)	26,100	534
Nelnet, Cl A	82,100	2,724
Netspend Holdings *	179,484	2,845
Northfield Bancorp	83,746	953
Northwest Bancshares (A)	9,800	122
OceanFirst Financial	10,300	144
Ocwen Financial *	45,600	1,797
Old National Bancorp	89,103	1,203
Omega Healthcare Investors ‡	800	22
OmniAmerican Bancorp *	17,000	443
One Liberty Properties ‡	13,400	291
Oriental Financial Group (A)	56,684	868
Oritani Financial	22,000	324
PacWest Bancorp (A)	74,864	2,046
Pebblebrook Hotel Trust ‡	20,105	481
PennantPark Investment	98,873	1,147
Pennsylvania Real Estate Investment Trust ‡	16,300	294
PennyMac Mortgage Investment Trust ‡	24,200	615
PHH * (A)	9,100	191
PICO Holdings *	27,958	601
Pinnacle Financial Partners *	3,600	78
Piper Jaffray *	15,700	606
Platinum Underwriters Holdings	68,117	3,602
Popular *	15,600	436
Potlatch ‡ (A)	13,000	572
Primerica *	22,200	699
PrivateBancorp, Cl A	36,300	650
ProAssurance	34,511	1,618
Prologis ‡ (A)	38,717	1,508
Prospect Capital (A)	69,100	770
Prosperity Bancshares (A)	12,735	588
Protective Life	10,500	335
Provident Financial Services	38,200	573
PS Business Parks ‡	5,600	414
Public Storage ‡	10,621	1,606
RAIT Financial Trust ‡	6,566	48
Ramco-Gershenson Properties ‡	56,700	896
Regency Centers ‡	8,315	431
Reinsurance Group of America, Cl A	15,691	902
Republic Bancorp, Cl A (A)	11,400	247
Retail Opportunity Investments ‡ (A)	12,200	157
Sabra Health Care ‡ (A)	28,566	755
Safeguard Scientifics *	42,949	650
SCBT Financial	10,000	476
Signature Bank NY *	22,000	1,634
Simon Property Group ‡	16,891	2,683
SL Green Realty ‡ (A)	9,395	767
Solar Capital	18,700	458
Southside Bancshares (A)	9,300	199
Sovran Self Storage ‡	4,000	243
STAG Industrial ‡	8,600	182
Starwood Property Trust ‡	36,800	1,029
Stifel Financial * (A)	40,920	1,413
Sun Communities ‡	1,000	46
Sunstone Hotel Investors ‡*	90,350	1,024

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Susquehanna Bancshares	161,302	$1,876
SVB Financial Group *	3,940	264
Symetra Financial	62,900	828
Synovus Financial	133,644	339
Tanger Factory Outlet Centers ‡	24,317	858
TCF Financial (A)	61,509	845
THL Credit	34,100	524
TICC Capital	44,500	460
Titanium Asset Management (B) (C) *	132,700	105
Tompkins Financial	4,200	174
Tower Group (A)	4,300	80
Two Harbors Investment ‡	80,800	1,039
UDR ‡ (A)	38,750	925
UMB Financial (A)	3,800	173
Umpqua Holdings (A)	27,400	344
Union First Market Bankshares	15,200	276
United Community Banks *	53,500	576
United Financial Bancorp	17,300	259
Universal Health Realty Income Trust ‡	1,300	74
Urstadt Biddle Properties, Cl A ‡	6,000	127
Validus Holdings	34,100	1,215
Ventas ‡	11,890	842
ViewPoint Financial Group	52,900	1,103
Virginia Commerce Bancorp *	20,600	279
Vornado Realty Trust ‡	10,650	854
Washington Real Estate Investment Trust ‡ (A)	7,900	219
Webster Financial	10,895	240
Weingarten Realty Investors ‡	15,650	480
WesBanco	7,700	180
West Coast Bancorp	15,330	360
Westamerica Bancorporation (A)	4,300	190
Western Alliance Bancorp *	102,075	1,358
Wilshire Bancorp *	36,500	214
Winthrop Realty Trust ‡	41,900	526
WisdomTree Investments *	118,900	1,082
WSFS Financial	20,100	955
Zillow, Cl A * (A)	18,662	802
Zions Bancorporation (A)	48,690	1,175

		172,055

Health Care — 11.4%
Acadia Healthcare *	128,089	3,487
Accuray * (A)	312,600	1,335
Achillion Pharmaceuticals * (A)	88,023	713
Acorda Therapeutics *	12,330	367
Aegerion Pharmaceuticals * (A)	25,600	771
Affymax * (A)	15,500	41
Affymetrix * (A)	29,000	118
Akorn * (A)	61,044	842
Alere * (A)	61,800	1,407
Align Technology * (A)	10,530	331
Almost Family	5,300	109
Amedisys *	27,100	306
Amsurg, Cl A *	29,478	890
Analogic	3,300	245
Ariad Pharmaceuticals *	86,640	1,822
Arqule *	55,000	135
Array BioPharma *	70,500	274

Description	Shares	Market Value ($ Thousands)

ArthroCare *	12,300	$429
Assisted Living Concepts, Cl A	7,400	88
athenahealth * (A)	21,565	2,023
Auxilium Pharmaceuticals *	14,700	251
BioScrip *	45,709	500
Bruker *	42,390	743
Cambrex *	47,400	546
Cantel Medical	3,800	118
Catamaran *	11,360	610
Celldex Therapeutics *	32,312	308
Centene *	15,892	715
Cepheid * (A)	9,440	344
Chemed (A)	3,800	293
Computer Programs & Systems	5,200	271
Conceptus * (A)	56,906	1,271
CONMED	54,073	1,682
CryoLife	1,300	8
Cubist Pharmaceuticals * (A)	36,654	1,555
Cyberonics * (A)	16,116	737
DexCom *	74,374	1,110
Dynavax Technologies * (A)	29,100	59
Emergent Biosolutions *	33,500	519
Emeritus * (A)	40,300	1,148
Endocyte *	9,300	90
Endologix * (A)	99,970	1,505
Ensign Group (A)	13,400	420
Enzon Pharmaceuticals	28,400	120
Exact Sciences * (A)	36,710	392
ExamWorks Group * (A)	107,052	1,516
Five Star Quality Care *	28,700	182
Fluidigm * (A)	48,064	830
Gentiva Health Services *	58,800	619
Greatbatch *	48,726	1,319
Halozyme Therapeutics *	61,060	333
Hanger *	2,000	59
Health Net *	21,020	541
HealthSouth *	98,206	2,369
Healthways *	7,000	90
HeartWare International * (A)	10,710	915
Hill-Rom Holdings	7,100	233
Hi-Tech Pharmacal	18,800	696
HMS Holdings *	60,000	1,739
ICON *	56,438	1,759
ICU Medical *	18,875	1,071
Impax Laboratories *	47,247	937
Imris *	116,320	465
Incyte (A)	32,137	714
Infinity Pharmaceuticals * (A)	8,671	358
Insulet * (A)	40,860	922
Intercept Pharmaceuticals *	2,251	88
Invacare (A)	67,200	975
IPC The Hospitalist * (A)	19,708	822
Jazz Pharmaceuticals *	16,910	984
Keryx Biopharmaceuticals *	93,824	603
Kindred Healthcare *	14,800	167
LHC Group *	14,000	284
LifePoint Hospitals *	6,800	300
Magellan Health Services *	21,860	1,127
MAP Pharmaceuticals * (A)	16,593	415
Masimo	93,904	1,864
Medical Action Industries *	96,800	573
Medicines * (A)	10,700	340

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

MEDNAX * (A)	29,652	$2,539
MELA Sciences * (A)	64,100	95
Momenta Pharmaceuticals * (A)	28,500	363
Nektar Therapeutics * (A)	64,370	597
Neurocrine Biosciences *	35,200	372
NewLink Genetics * (A)	31,961	376
Novadaq Technologies * (A)	144,360	1,431
NuVasive *	8,500	158
Onyx Pharmaceuticals * (A)	15,130	1,139
Optimer Pharmaceuticals *	92,279	1,118
OraSure Technologies *	17,400	97
Orexigen Therapeutics * (A)	179,606	1,071
Orthofix International *	19,800	738
Owens & Minor (A)	13,000	396
PAREXEL International * (A)	41,309	1,433
PDL BioPharma (A)	206,800	1,477
PerkinElmer	26,854	918
Pharmacyclics * (A)	7,060	620
PharMerica *	45,800	656
Pozen * (A)	26,000	161
Providence Service *	16,800	287
Puma Biotechnology *	27,105	697
Quality Systems * (A)	10,100	187
Questcor Pharmaceuticals (A)	5,900	192
Quidel (A)	64,312	1,522
Repros Therapeutics * (A)	17,250	203
Rigel Pharmaceuticals *	20,900	141
Sagent Pharmaceuticals *	29,450	483
Sangamo Biosciences * (A)	28,389	289
Santarus *	39,200	520
Sciclone Pharmaceuticals *	83,600	398
Seattle Genetics * (A)	18,930	533
Select Medical Holdings	63,400	586
Sirona Dental Systems *	16,145	1,147
Skilled Healthcare Group, Cl A * (A)	42,800	249
Spectranetics *	63,685	1,156
STERIS (A)	10,400	406
Symmetry Medical *	36,200	378
Synageva BioPharma *	17,128	856
Syneron Medical *	69,654	715
Synta Pharmaceuticals * (A)	44,810	385
Team Health Holdings *	31,279	1,048
Techne	24,452	1,662
Teleflex	11,785	942
TESARO * (A)	18,256	363
Threshold Pharmaceuticals * (A)	118,000	546
Tornier *	31,008	539
Trinity Biotech ADR	15,300	259
Trius Therapeutics *	107,422	564
Unilife * (A)	199,310	500
ViroPharma *	14,740	367
Vocera Communications * (A)	59,309	1,564
Volcano * (A)	77,948	1,687
WellCare Health Plans *	25,746	1,472
XenoPort *	25,100	192

		96,047

Industrials — 18.3%
AAR (A)	9,300	163
ABM Industries	26,600	604

Description	Shares	Market Value ($ Thousands)

ACCO Brands * (A)	51,600	$387
Actuant, Cl A	109,714	3,336
Acuity Brands	32,178	2,192
Advisory Board * (A)	39,012	1,982
Aegean Marine Petroleum Network	71,500	465
Aerovironment *	700	16
Air Transport Services Group *	152,100	840
Aircastle	85,500	1,152
Alamo Group	6,600	236
Alaska Air Group *	15,900	820
Albany International, Cl A	21,200	605
Alliant Techsystems	9,700	638
Altra Holdings	9,000	232
Amerco	1,200	181
American Science & Engineering	2,100	131
Ampco-Pittsburgh	9,900	185
Apogee Enterprises	23,300	601
Applied Industrial Technologies	3,100	135
Arkansas Best	10,900	126
Armstrong World Industries	14,130	723
Astec Industries	15,700	559
Atlas Air Worldwide Holdings *	21,900	1,034
BE Aerospace *	23,663	1,245
Beacon Roofing Supply * (A)	19,805	731
Belden	33,343	1,679
Blount International *	15,900	240
Brady, Cl A	25,470	867
Briggs & Stratton (A)	900	22
Brink’s	45,600	1,206
Carlisle	29,880	2,028
Cascade	6,300	405
Celadon Group	9,000	179
Chart Industries *	15,260	1,107
CIRCOR International	11,200	467
CLARCOR	21,004	1,071
Columbus McKinnon *	15,300	300
Comfort Systems USA	29,586	369
Consolidated Graphics *	3,600	139
Corporate Executive Board	15,848	858
CRA International *	14,845	328
Cubic	26,844	1,120
Curtiss-Wright	43,665	1,516
Deluxe	20,000	794
DigitalGlobe *	55,972	1,460
DXP Enterprises *	1,300	81
Dycom Industries *	75,885	1,590
EMCOR Group	81,415	3,140
Encore Capital Group * (A)	19,900	588
Encore Wire	10,800	353
EnerSys *	5,500	225
Ennis	7,900	124
EnPro Industries * (A)	13,304	619
ESCO Technologies	18,761	761
Exponent	3,500	176
Flow International *	117,000	434
Fortune Brands Home & Security *	29,560	1,021
FreightCar America	8,500	179
FTI Consulting * (A)	91,633	3,183
G&K Services, Cl A	61,311	2,555

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Genco Shipping & Trading * (A)	4,800	$12
Generac Holdings	21,690	747
General Cable * (A)	21,940	723
Genesee & Wyoming, Cl A *	40,059	3,586
Geo Group ‡	17,500	604
Gibraltar Industries *	34,200	587
Global Power Equipment Group (A)	47,700	800
Graco	16,550	962
GrafTech International * (A)	261,066	1,929
Granite Construction	32,700	1,017
Great Lakes Dredge & Dock	5,400	53
H&E Equipment Services (A)	3,600	70
Harsco	23,300	559
Hawaiian Holdings * (A)	128,300	726
Heico, Cl A	54,124	1,802
HEICO (A)	14,012	608
Heritage-Crystal Clean * (A)	66,633	983
Hexcel *	113,320	3,088
HNI (A)	500	16
Hub Group, Cl A *	49,069	1,851
Hyster-Yale Materials Handling	7,100	364
ICF International *	46,600	1,153
IDEX	29,640	1,510
Insperity	15,500	440
Interface, Cl A	126,527	2,317
ITT	18,100	477
John Bean Technologies	6,300	116
Kadant *	48,070	1,180
KAR Auction Services	26,050	553
Kaydon	49,554	1,239
Kelly Services, Cl A	1,900	33
KEYW Holding *	62,179	902
Kforce	25,900	377
Kirby *	23,280	1,769
Korn/Ferry International *	3,800	70
Landstar System	30,349	1,708
Layne Christensen *	4,300	94
LB Foster, Cl A	7,800	344
Lennox International	13,329	787
Lincoln Electric Holdings	21,720	1,217
Lindsay Manufacturing (A)	10,149	867
LS Starrett, Cl A	700	8
Marten Transport	34,710	719
Meritor *	80,500	354
Metalico *	26,000	43
Middleby *	15,635	2,334
Miller Industries	11,200	178
Mine Safety Appliances	5,700	267
Mistras Group *	26,180	535
Mobile Mini *	19,426	523
Moog, Cl A *	18,651	839
MSC Industrial Direct, Cl A	11,140	951
Mueller Industries	9,000	479
Mueller Water Products, Cl A	47,400	266
MYR Group *	19,400	450
National Presto Industries (A)	1,500	114
Navigant Consulting *	47,600	606
Nordson	18,908	1,199
Northwest Pipe *	17,955	429
Old Dominion Freight Line *	73,126	2,629
Orbital Sciences *	23,300	344

Description	Shares	Market Value ($ Thousands)

Orion Marine Group *	182,242	$1,735
Pacer International *	51,400	213
Polypore International * (A)	55,191	2,113
Quad, Cl A (A)	30,900	672
Quanex Building Products	24,920	496
Rand Logistics *	25,700	147
RBC Bearings *	17,425	868
Resources Connection	123,038	1,502
Rexnord * (A)	27,940	569
Ritchie Bros Auctioneers (A)	80,452	1,833
Rush Enterprises, Cl A * (A)	49,217	1,206
Rush Enterprises, Cl B *	18,679	390
Ryder System	32,600	1,832
Saia *	34,932	1,122
Sauer-Danfoss	4,500	244
Simpson Manufacturing (A)	26,496	771
SkyWest	34,864	488
Spirit Aerosystems Holdings, Cl A *	18,900	329
Spirit Airlines *	59,900	1,213
Standard Parking *	59,387	1,233
Standex International	3,500	188
Steelcase, Cl A	135,870	1,922
Sun Hydraulics	6,800	190
Swift Transportation, Cl A *	144,304	1,953
TAL International Group (A)	13,060	562
Taser International *	47,500	354
Teledyne Technologies *	9,705	714
Tennant	2,755	129
Terex *	18,282	600
Tetra Tech *	97,951	2,827
Thermon Group Holdings *	26,375	541
TMS International, Cl A *	82,800	1,141
Towers Watson, Cl A	28,018	1,865
Trex *	22,080	1,043
Trimas *	20,398	585
Triumph Group	15,701	1,153
TrueBlue *	89,800	1,741
Tutor Perini *	105,000	1,786
Unifirst	1,000	83
United Rentals * (A)	23,000	1,228
US Ecology	47,320	1,177
USG * (A)	28,885	815
Valmont Industries	7,620	1,200
Wabash National *	72,600	693
Wabtec	23,641	2,312
WageWorks *	27,504	649
Watsco (A)	10,070	784
Watts Water Technologies, Cl A	20,444	960
WESCO International * (A)	36,933	2,729
Woodward	17,000	636

		153,546

Information Technology — 16.9%
Acme Packet *	30,133	879
Active Network *	21,000	98
Actuate *	39,900	240
Acxiom *	38,430	700
ADTRAN (A)	99,618	2,225
Advanced Energy Industries *	40,300	727
Amkor Technology (A)	79,900	324
Amtech Systems *	5,900	23

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Arris Group * (A)	5,400	$94
Arrow Electronics *	23,700	952
Aruba Networks * (A)	95,060	2,369
Aspen Technology *	64,285	1,977
Audience *	18,630	254
Benchmark Electronics *	48,997	854
Black Box	14,900	362
Blackbaud	79,601	2,213
Blucora *	31,500	488
Broadridge Financial Solutions	110,928	2,546
BroadSoft * (A)	47,934	1,007
Brooks Automation	7,200	73
CACI International, Cl A * (A)	30,970	1,572
Cadence Design Systems * (A)	131,935	1,868
Calix *	74,000	634
Cardtronics *	16,865	445
Cavium * (A)	96,492	3,562
Ceva *	6,200	94
CIBER *	298,100	1,326
Ciena * (A)	56,333	859
Coherent	13,391	773
CommVault Systems *	17,097	1,264
Computer Task Group *	20,300	404
Comtech Telecommunications (A)	30,845	826
Comverse *	20	1
Concur Technologies * (A)	7,420	521
Convergys	61,489	1,020
Cornerstone OnDemand * (A)	38,600	1,307
CoStar Group * (A)	23,327	2,350
Cray *	19,800	383
CSG Systems International *	34,200	664
CTS	17,600	173
DealerTrack Holdings *	95,655	2,821
Demandware *	49,520	1,310
Dice Holdings * (A)	14,000	135
Diebold	74,837	2,113
Digi International *	89,800	885
Digital River *	19,700	281
Diodes *	26,700	532
DTS *	44,562	887
EarthLink	215,000	1,249
Electronics for Imaging *	3,800	88
Ellie Mae *	6,200	126
Emulex *	135,209	872
Entegris *	49,000	466
Envestnet *	150,595	2,310
Euronet Worldwide *	59,433	1,435
ExactTarget * (A)	30,281	675
Exar *	127,200	1,495
ExlService Holdings *	45,925	1,390
Fairchild Semiconductor International, Cl A *	74,959	1,069
Finisar * (A)	43,630	639
FleetMatics Group *	36,965	878
FormFactor *	37,000	186
Forrester Research	6,100	167
Fortinet *	32,640	789
Fusion-io (A)	23,740	401
Genpact	31,735	559
Global Cash Access Holdings *	37,200	264
Glu Mobile * (A)	31,900	72

Description	Shares	Market Value ($ Thousands)

GT Advanced Technologies * (A)	29,700	$85
Guidewire Software *	79,210	2,895
Harmonic *	62,300	355
Heartland Payment Systems	2,500	78
Hittite Microwave *	26,549	1,721
Imation *	12,000	41
Imperva *	18,160	663
Infoblox *	112,396	2,370
Inphi *	90,896	878
Insight Enterprises *	32,300	621
Integrated Device Technology *	102,773	699
Interactive Intelligence Group * (A)	23,824	991
Intermec *	41,907	415
Internap Network Services *	154,171	1,338
International Rectifier * (A)	113,234	2,380
Intersil, Cl A	95,300	809
InvenSense, Cl A *	63,624	765
Itron *	4,000	168
j2 Global (A)	15,450	551
Kemet *	22,200	144
Lender Processing Services	12,500	307
Lexmark International, Cl A (A)	27,200	599
Limelight Networks * (A)	105,000	223
Liquidity Services * (A)	28,289	963
LivePerson *	180,532	2,612
Logitech International (A)	11,000	74
Loral Space & Communications	2,700	157
LTX-Credence *	26,800	155
Manhattan Associates *	10,700	748
MAXIMUS	14,323	1,042
Measurement Specialties *	45,273	1,644
Mentor Graphics *	24,200	429
Micrel	4,900	52
MicroStrategy, Cl A *	7,324	746
Mindspeed Technologies * (A)	237,348	1,056
MKS Instruments	9,800	266
Monolithic Power Systems	10,832	266
Monotype Imaging Holdings	2,100	44
Move *	28,750	281
MTS Systems	5,200	281
Multi-Fineline Electronix *	8,850	135
Nanometrics *	27,100	400
Netscout Systems *	26,678	678
NetSuite * (A)	9,180	641
Newport *	17,500	286
NIC	10,700	190
ON Semiconductor *	72,450	580
OpenTable *	18,630	1,036
Oplink Communications *	9,600	147
OSI Systems	17,133	987
Palo Alto Networks *	7,030	430
Park Electrochemical	14,200	359
Photronics * (A)	61,700	410
Plantronics	14,400	581
PLX Technology *	14,300	68
Power-One * (A)	126,400	538
PRGX Global *	56,700	368
Progress Software *	46,200	1,040
PTC *	92,837	2,148
Pulse Electronics * (A)	23,000	9

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

QLogic *	91,200	$1,038
Quantum * (A)	441,319	556
RealD * (A)	116,747	1,359
RealNetworks *	9,250	67
RealPage * (A)	112,168	2,430
RF Micro Devices *	208,274	960
Rogers *	13,266	633
Rosetta Stone * (A)	9,400	109
Ruckus Wireless * (A)	27,700	592
Rudolph Technologies *	31,580	348
Saba Software *	111,200	972
Sanmina *	1,100	11
Seachange International *	32,200	371
Semtech *	38,750	1,185
ServiceSource International * (A)	65,060	411
Silicon Image *	12,600	58
Silicon Laboratories *	8,725	362
SolarWinds *	24,963	1,409
Sonus Networks *	326,868	801
Sourcefire * (A)	25,334	1,359
Spansion, Cl A *	6,000	71
Splunk * (A)	13,400	484
SPS Commerce *	23,657	885
SS&C Technologies Holdings *	82,980	2,100
STEC *	21,100	102
Stratasys * (A)	16,157	1,020
Sykes Enterprises * (A)	66,400	987
SYNNEX * (A)	7,200	275
Synopsys *	6,589	231
Take-Two Interactive Software *	56,350	825
Tangoe * (A)	51,609	706
Tech Data *	33,100	1,756
TeleCommunication Systems, Cl A *	77,200	178
TeleNav *	7,000	50
TeleTech Holdings *	13,600	254
Tellabs	115,200	234
Teradyne * (A)	45,050	755
Tessco Technologies (A)	9,400	214
Tessera Technologies	4,000	71
Travelzoo *	5,100	107
Trulia * (A)	24,280	579
Tyler Technologies *	8,258	466
Ultimate Software Group *	5,548	545
Ultra Clean Holdings *	47,510	280
Ultratech *	37,200	1,524
Unisys *	18,600	427
United Online (A)	98,700	582
Veeco Instruments * (A)	27,285	871
Vishay Intertechnology * (A)	73,494	969
VistaPrint * (A)	29,350	1,027
Volterra Semiconductor *	26,800	411
WebMD Health, Cl A *	18,900	418
Websense *	45,400	681
WEX *	13,607	1,021
Yelp, Cl A * (A)	39,173	869
Zebra Technologies, Cl A *	20,235	905

		141,399

Materials — 3.9%
A. Schulman	19,800	621

Description	Shares	Market Value ($ Thousands)

AK Steel Holding * (A)	41,500	$156
Allegheny Technologies	20,270	618
Boise (A)	111,800	960
Buckeye Technologies (A)	13,300	369
Century Aluminum *	27,100	220
Chemtura *	9,300	187
Coeur d’Alene Mines *	7,600	144
Compass Minerals International	9,939	733
Cytec Industries	7,806	565
Ferro *	47,000	241
Glatfelter (A)	30,400	552
Globe Specialty Metals	22,900	327
Greif, Cl A	16,824	856
GSE Holding *	157,700	1,134
H.B. Fuller	42,600	1,741
Haynes International	5,300	273
Headwaters *	92,000	866
Horsehead Holding * (A)	60,200	636
Huntsman	28,862	497
Innophos Holdings	14,627	714
Innospec	27,000	1,087
Intrepid Potash (A)	140,454	2,768
Kaiser Aluminum (A)	8,781	538
Koppers Holdings	2,000	83
Kraton Performance Polymers *	34,342	826
LSB Industries *	4,300	167
Materion	4,300	119
McEwen Mining * (A)	30,500	74
Metals USA Holdings	21,000	436
Minerals Technologies	33,560	1,351
Myers Industries	8,500	125
Neenah Paper	17,200	502
Noranda Aluminum Holding	56,200	267
Olin	18,700	433
OM Group *	23,200	569
Owens-Illinois *	32,725	835
PolyOne	99,960	2,278
Resolute Forest Products * (A)	5,700	78
Rock-Tenn, Cl A	3,800	336
RTI International Metals *	48,546	1,440
Schnitzer Steel Industries, Cl A (A)	35,600	1,018
Schweitzer-Mauduit International	8,600	317
Scotts Miracle-Gro, Cl A (A)	15,628	693
Sensient Technologies	60,311	2,226
Silgan Holdings	12,200	524
Stepan	6,000	367
Tredegar	3,300	81
Wausau Paper	22,200	219
Worthington Industries (A)	11,600	329

		32,496

Telecommunication Services — 0.3%
Atlantic Telegraph-Network	12,400	583
Boingo Wireless * (A)	78,700	479
IDT, Cl B *	3,700	37
Iridium Communications *	24,000	147
Neutral Tandem	38,400	132
Premiere Global Services *	2,000	21
tw telecom, Cl A *	13,245	335
USA Mobility	22,400	260

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Vonage Holdings *	114,600	$303

		2,297

Utilities — 2.0%
ALLETE	12,325	579
American States Water	4,800	254
Avista	6,500	170
Cadiz * (A)	66,500	448
California Water Service Group	9,400	189
CH Energy Group	900	59
Chesapeake Utilities	8,646	415
Cleco	43,174	1,913
Dynegy * (A)	11,929	185
El Paso Electric	8,900	297
Empire District Electric (A)	26,000	557
Great Plains Energy	83,517	1,823
IDACORP	19,756	922
Laclede Group (A)	9,600	392
MGE Energy	4,100	220
NorthWestern	19,400	756
Otter Tail	2,200	64
Piedmont Natural Gas	25,100	809
PNM Resources	36,715	825
Portland General Electric	103,214	3,064
Southwest Gas	13,206	598
UIL Holdings (A)	14,300	560
UNS Energy	8,900	418
Westar Energy	12,661	393
WGL Holdings	20,424	861

		16,771

Total Common Stock (Cost $726,252) ($ Thousands)		803,074

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Growth Index Fund (A)	29,109	2,989
iShares Russell 2000 Index Fund (A)	23,342	2,111
iShares Russell 2000 Value Index Fund (A)	42,200	3,413

Total Exchange Traded Funds (Cost $7,964) ($ Thousands)		8,513

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings 5.250%, 04/01/2014 (D)	$2,856	3

Total Convertible Bond (Cost $444) ($ Thousands)		3

	Number Of Warrants

WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/14 * (A)	5,126	—

Total Warrants (Cost $—) ($ Thousands)		—

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number Of Rights

RIGHTS — 0.0%
Allos Therapeutics	81,300	$—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 22.1%
SEI Liquidity Fund, L.P. 0.120% **† (E)	185,706,567	185,707

Total Affiliated Partnership (Cost $185,707) ($ Thousands)		185,707

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% **†	44,728,746	44,729

Total Cash Equivalent (Cost $44,729) ($ Thousands)		44,729

U.S. TREASURY OBLIGATIONS (F) (G) — 0.2%
U.S. Treasury Bills
0.095%, 07/25/2013	$1,028	1,027
0.075%, 06/27/2013	240	240

Total U.S. Treasury Obligations (Cost $1,267) ($ Thousands)		1,267

Total Investments — 124.4% (Cost $966,363) ($ Thousands) ††		$1,043,293

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	70	Mar-2013	$59

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $838,434 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $179,792 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of February 28, 2013 was $105 ($ Thousands) and represented 0.00% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2013 was $105 ($ Thousands) and represented 0.00% of Net Assets.

(D)	Security in default on interest payments.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $185,707 ($ Thousands).

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2013

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $966,363 ($ Thousands), and the unrealized appreciation and depreciation were $115,637 ($ Thousands) and $(38,707) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$802,969	$105	$—	$803,074
Exchange Traded Funds	8,513	—	—	8,513
Convertible Bond	—	—	3	3
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	185,707	—	185,707
Cash Equivalent	44,729	—	—	44,729
U.S. Treasury Obligations	—	1,267	—	1,267

Total Investments in Securities	$856,211	$187,079	$3	$1,043,293

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$59	$—	$—	$59

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap II

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 88.9%

Consumer Discretionary — 13.7%
Aaron’s	12,790	$349
Aeropostale *	11,797	154
America’s Car-Mart *	2,600	124
Ameristar Casinos	3,800	100
ANN *	12,999	368
Arctic Cat *	5,100	185
Beazer Homes USA * (A)	7,200	112
Belo, Cl A	30,724	265
Biglari Holdings *	650	243
BJ’s Restaurants * (A)	11,265	347
Bravo Brio Restaurant Group *	10,400	157
Bright Horizons Family Solutions *	12,027	336
Brown Shoe	16,400	269
Brunswick	10,961	399
Cabela’s *	15,930	806
Callaway Golf (A)	27,525	185
Capella Education *	3,800	120
Career Education *	62,700	201
Carmike Cinemas *	6,800	106
Cato, Cl A	10,300	264
Cheesecake Factory (A)	11,900	412
Children’s Place Retail Stores *	400	18
Columbia Sportswear (A)	3,478	193
Conn’s * (A)	14,103	452
Cooper Tire & Rubber	15,683	396
Core-Mark Holding	6,300	302
Corinthian Colleges * (A)	92,800	198
Cracker Barrel Old Country Store	100	8
Destination Maternity	13,200	296
Dick’s Sporting Goods	7,535	377
Dorman Products (A)	6,481	227
Drew Industries	10,980	399
Ethan Allen Interiors	9,344	261
Express *	15,835	293
Five Below * (A)	8,032	320
Francesca’s Holdings * (A)	29,786	758
Fred’s, Cl A	13,800	187
GameStop, Cl A (A)	17,951	450
G-III Apparel Group *	1,000	36
Grand Canyon Education *	20,831	499
Helen of Troy *	6,500	241
hhgregg * (A)	12,800	120
Hibbett Sports *	8,040	425
HomeAway *	12,300	363
Hot Topic (A)	17,200	186
Jack in the Box *	14,039	444
JAKKS Pacific (A)	6,715	82
Krispy Kreme Doughnuts *	21,100	279
LKQ *	19,150	406
Lumber Liquidators Holdings *	9,300	550
M/I Homes *	4,200	96
Maidenform Brands *	3,100	59
Matthews International, Cl A	9,690	320
Men’s Wearhouse	4,721	133
Modine Manufacturing *	19,500	161
Monro Muffler (A)	11,065	410

Description	Shares	Market Value ($ Thousands)

Movado Group	18,720	$675
Multimedia Games Holding *	9,300	174
NACCO Industries, Cl A	2,400	139
National CineMedia	23,726	362
New York Times, Cl A *	6,800	66
Nutrisystem (A)	10,300	85
Office Depot * (A)	30,800	124
OfficeMax	21,200	254
Orient-Express Hotels, Cl A *	44,154	456
Oxford Industries (A)	8,760	426
Pandora Media * (A)	23,120	282
Panera Bread, Cl A *	2,215	356
Papa John’s International *	2,400	125
Perry Ellis International	8,500	138
PetMed Express	28,100	355
Pier 1 Imports (A)	43,855	985
PVH	273	33
Red Robin Gourmet Burgers *	10,747	461
Regis (A)	8,325	150
Ryland Group (A)	11,850	423
Scholastic (A)	6,200	187
Scientific Games, Cl A *	15,867	143
Select Comfort *	13,344	274
Shutterfly *	11,796	511
Six Flags Entertainment	3,619	242
Smith & Wesson Holding * (A)	21,400	204
Sonic *	23,400	264
Standard Motor Products	9,800	242
Standard Pacific * (A)	37,180	303
Steiner Leisure *	3,000	141
Steven Madden *	10,790	476
Stewart Enterprises, Cl A	22,700	192
Tenneco *	11,750	416
Ulta Salon Cosmetics & Fragrance	3,405	302
Vail Resorts (A)	6,570	363
Vitamin Shoppe *	17,226	905
Wet Seal, Cl A *	91,900	270
Winnebago Industries *	2,400	47
WMS Industries *	6,834	171
Zumiez * (A)	14,456	331

		27,500

Consumer Staples — 3.2%
Andersons	6,800	334
Boulder Brands *	13,122	112
Casey’s General Stores (A)	8,656	490
Central Garden and Pet *	1,807	16
Central Garden and Pet, Cl A *	10,671	93
Chefs’ Warehouse *	15,380	277
Chiquita Brands International *	44,000	273
Darling International *	20,131	336
Dole Food * (A)	16,335	183
Elizabeth Arden *	9,690	377
Fresh Del Monte Produce	18,000	470
Fresh Market * (A)	4,672	218
Ingredion	5,988	396
Lancaster Colony	500	36
Medifast *	7,600	176
Pantry *	16,863	210
Pilgrim’s Pride *	18,000	158

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap II

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Prestige Brands Holdings *	13,357	$318
Rite Aid *	66,800	109
Sanderson Farms	5,019	255
Snyders-Lance	13,730	340
Spectrum Brands Holdings	9,040	489
TreeHouse Foods *	4,301	251
USANA Health Sciences * (A)	4,000	177
WD-40	3,300	179
Weis Markets	1,800	73

		6,346

Energy — 5.2%
Berry Petroleum, Cl A	5,894	270
Bristow Group (A)	2,300	134
Clayton Williams Energy *	700	28
Cloud Peak Energy *	7,000	120
Delek US Holdings	1,200	45
Dril-Quip *	2,540	209
Energy XXI Bermuda (A)	14,242	423
EPL Oil & Gas *	10,100	260
Forum Energy Technologies * (A)	18,089	483
Goodrich Petroleum * (A)	12,082	156
Gulfmark Offshore, Cl A	9,740	348
Halcon Resources *	53,878	382
Helix Energy Solutions Group *	13,361	313
Hornbeck Offshore Services *	2,294	97
Key Energy Services *	86,508	742
KiOR, Cl A * (A)	20,620	114
Knightsbridge Tankers (A)	8,900	62
Laredo Petroleum Holdings * (A)	17,503	300
Matador Resources *	24,670	193
McDermott International *	20,416	260
Mitcham Industries *	7,100	109
Oasis Petroleum * (A)	33,362	1,224
Oceaneering International	7,820	497
Oil States International *	3,630	276
Parker Drilling *	44,700	213
Penn Virginia * (A)	40,000	163
Petroquest Energy *	16,100	62
Pioneer Energy Services *	43,890	383
Quicksilver Resources * (A)	19,000	35
Rentech	35,900	98
Rosetta Resources *	13,325	649
Ship Finance International	9,800	166
Stone Energy *	6,600	135
Swift Energy *	22,180	300
Tesco *	26,000	330
Triangle Petroleum *	7,400	46
Vaalco Energy *	35,200	285
W&T Offshore (A)	800	12
Western Refining	5,700	205
Willbros Group *	33,500	226

		10,353

Financials — 18.0%
Affiliated Managers Group *	3,070	449
Alterra Capital Holdings	6,458	198
AMERISAFE *	1,000	33
Amtrust Financial Services (A)	16,236	540
Argo Group International Holdings	9,200	349

Description	Shares	Market Value ($ Thousands)

Associated Estates Realty ‡	28,140	$492
Banco Latinoamericano de Comercio Exterior, Cl E	13,800	334
Bancorpsouth (A)	9,779	150
Bank of the Ozarks	13,867	532
Banner	10,699	318
BBCN Bancorp	14,950	185
BGC Partners, Cl A	43,000	184
BlackRock Kelso Capital	33,500	350
Boston Private Financial Holdings (A)	14,863	136
Brandywine Realty Trust ‡	40,210	553
Brookline Bancorp	6,000	55
Campus Crest Communities ‡	15,800	198
Capital Bank Financial, Cl A *	11,170	207
Cardinal Financial	12,056	192
CBL & Associates Properties ‡	12,483	284
Chesapeake Lodging Trust ‡	11,500	248
Citizens Republic Bancorp *	1,800	37
City Holding (A)	7,300	277
CNO Financial Group	5,300	58
Columbia Banking System (A)	9,300	186
Community Bank System (A)	1,900	55
Coresite Realty ‡	5,400	175
Cousins Properties ‡	4,600	45
Credit Acceptance *	959	105
DFC Global * (A)	13,756	257
Eagle Bancorp *	11,081	240
EastGroup Properties ‡	14,502	824
Education Realty Trust ‡	24,894	272
Employers Holdings	22,821	479
Endurance Specialty Holdings	7,505	330
EPR Properties ‡	9,550	466
Equity One ‡ (A)	16,075	378
EverBank Financial	12,440	188
Evercore Partners, Cl A	12,280	500
Federated Investors, Cl B (A)	10,608	246
First American Financial	4,000	97
First Commonwealth Financial	36,300	264
First Horizon National (A)	35,958	382
First Industrial Realty Trust ‡	2,600	41
First Midwest Bancorp	34,879	436
FirstMerit (A)	53,897	815
Fulton Financial	41,430	470
Getty Realty ‡ (A)	4,400	87
Glimcher Realty Trust ‡	38,160	430
Government Properties Income Trust ‡ (A)	1,800	48
Hancock Holding	12,962	391
Hanover Insurance Group	10,103	431
Healthcare Realty Trust ‡	5,100	136
Hercules Technology Growth Capital	6,200	78
Home Bancshares (A)	4,300	145
Horace Mann Educators	37,614	770
Hudson Pacific Properties ‡	1,400	32
Iberiabank	13,128	659
Infinity Property & Casualty	11,001	618
Inland Real Estate ‡	49,200	475
International Bancshares	4,400	89

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap II

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Investment Technology Group *	19,300	$234
Jones Lang LaSalle	3,318	321
Lexington Realty Trust ‡	86,779	994
LTC Properties ‡	4,700	181
Medical Properties Trust ‡	38,130	554
MFA Mortgage Investments ‡	46,636	414
MGIC Investment * (A)	9,400	28
Mid-America Apartment Communities ‡	6,024	418
Montpelier Re Holdings	17,700	437
National Health Investors ‡	900	58
National Penn Bancshares (A)	17,490	171
NBT Bancorp (A)	14,700	301
Nelnet, Cl A	12,600	418
Netspend Holdings *	64,728	1,026
Ocwen Financial *	5,200	205
Oriental Financial Group	11,206	172
Oritani Financial	14,800	218
PacWest Bancorp (A)	18,710	511
PennantPark Investment	8,900	103
Pennsylvania Real Estate Investment Trust ‡	5,100	92
Pinnacle Financial Partners *	6,500	141
Piper Jaffray *	8,700	336
Platinum Underwriters Holdings	21,825	1,154
Popular *	12,610	352
Potlatch ‡	3,400	150
Primerica *	4,300	135
ProAssurance	8,451	396
Prospect Capital (A)	16,800	187
Prosperity Bancshares	12,510	577
Provident Financial Services	14,300	214
PS Business Parks ‡	2,400	178
Ramco-Gershenson Properties ‡	29,200	461
Reinsurance Group of America, Cl A	5,809	334
Retail Opportunity Investments ‡ (A)	5,500	71
RLJ Lodging Trust ‡	8,000	171
Sabra Health Care ‡ (A)	11,600	307
Signature Bank NY *	5,600	416
Solar Capital	8,800	216
Sovran Self Storage ‡	200	12
STAG Industrial ‡	6,100	129
Starwood Property Trust ‡	6,300	176
Stifel Financial *	10,982	379
Susquehanna Bancshares	71,284	829
SVB Financial Group *	1,600	107
Symetra Financial	16,700	220
Synovus Financial	49,480	126
Tanger Factory Outlet Centers ‡	8,724	308
TCF Financial (A)	49,337	678
TICC Capital	32,700	338
Two Harbors Investment ‡	12,200	157
Umpqua Holdings	2,200	28
ViewPoint Financial Group	12,600	263
Washington Federal	23,430	411
Webster Financial	23,970	528
Wilshire Bancorp *	37,500	220
Zillow, Cl A * (A)	3,009	129

Description	Shares	Market Value ($ Thousands)

Zions Bancorporation (A)	18,027	$435

		36,124

Health Care — 11.5%
Acadia Healthcare *	32,621	888
Accuray * (A)	5,600	24
Achillion Pharmaceuticals *	13,819	112
Acorda Therapeutics *	300	9
Affymax * (A)	7,500	20
Akorn * (A)	50,348	695
Align Technology *	4,340	136
Alkermes *	1,500	33
Amedisys *	17,100	193
Amsurg, Cl A *	22,924	692
Analogic	8,980	666
Ariad Pharmaceuticals *	16,614	349
Arqule *	31,600	78
Array BioPharma *	24,900	97
ArthroCare *	2,000	70
athenahealth * (A)	3,159	296
Aveo Pharmaceuticals *	8,600	57
BioScrip *	16,386	179
Cantel Medical	4,200	131
Catamaran *	4,830	259
Celldex Therapeutics *	9,889	94
Centene *	5,696	256
Cepheid *	3,830	140
Computer Programs & Systems	2,200	115
CONMED	7,700	240
Cubist Pharmaceuticals * (A)	8,134	345
Cyberonics * (A)	5,777	264
DexCom *	26,658	398
Dynavax Technologies *	21,100	43
Emergent Biosolutions *	20,700	321
Endocyte *	19,400	187
Ensign Group	3,800	119
Gentiva Health Services *	29,400	309
HealthSouth *	28,626	690
HeartWare International * (A)	4,360	372
Hill-Rom Holdings	5,460	179
Hi-Tech Pharmacal	500	19
HMS Holdings *	21,639	627
ICON *	12,875	401
ICU Medical *	8,678	493
Impax Laboratories *	4,698	93
Infinity Pharmaceuticals * (A)	3,529	146
Intercept Pharmaceuticals *	990	39
Invacare	7,900	115
IPC The Hospitalist * (A)	8,012	334
Jazz Pharmaceuticals *	6,880	400
Keryx Biopharmaceuticals *	33,633	216
LHC Group *	12,900	262
MAP Pharmaceuticals *	6,740	169
Masimo	17,320	344
MEDNAX * (A)	8,589	735
Momenta Pharmaceuticals *	4,600	59
NewLink Genetics (A)	12,739	150
NuVasive *	2,800	52
Onyx Pharmaceuticals * (A)	3,620	273
Optimer Pharmaceuticals * (A)	34,576	419
OraSure Technologies *	16,200	90

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap II

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Orexigen Therapeutics * (A)	70,406	$420
Orthofix International *	7,000	261
PAREXEL International *	25,126	872
PDL BioPharma (A)	81,000	578
PerkinElmer	9,936	340
Pharmacyclics * (A)	3,170	278
PharMerica *	18,100	259
Pozen *	25,100	155
Puma Biotechnology *	4,580	118
Repros Therapeutics * (A)	7,020	83
Rigel Pharmaceuticals *	17,600	118
Sangamo Biosciences * (A)	10,238	104
Santarus *	21,100	280
Sciclone Pharmaceuticals *	58,300	278
Select Medical Holdings	11,300	104
Sirona Dental Systems *	6,560	466
Spectranetics *	22,829	414
STERIS	1,300	51
Synageva BioPharma *	2,070	103
Team Health Holdings *	28,607	958
Teleflex	9,010	720
Tesaro * (A)	7,230	144
Threshold Pharmaceuticals * (A)	29,300	136
Trius Therapeutics *	38,517	202
Vocera Communications *	13,573	358
Volcano * (A)	11,250	243
WellCare Health Plans *	4,895	280
XenoPort *	26,900	206

		23,021

Industrials — 16.4%
Actuant, Cl A	49,274	1,498
Acuity Brands	5,459	372
Advisory Board *	15,251	775
Air Lease, Cl A * (A)	17,320	471
Aircastle	20,800	280
Albany International, Cl A	3,300	94
Altra Holdings	3,900	100
American Science & Engineering	2,100	131
Apogee Enterprises	15,100	389
BE Aerospace *	8,489	447
Beacon Roofing Supply * (A)	20,639	762
Belden	17,226	868
Brady, Cl A	10,430	355
Carlisle	6,570	446
Cascade	500	32
Chart Industries *	11,450	831
CIRCOR International	7,900	329
CLARCOR	7,530	384
Consolidated Graphics *	1,800	70
Con-way	10,480	368
Corporate Executive Board	5,715	309
Curtiss-Wright	15,150	526
DigitalGlobe *	17,608	459
Dycom Industries *	32,690	685
Encore Capital Group *	300	9
EnerSys *	1,600	65
EnPro Industries * (A)	4,926	229
Esterline Technologies *	5,760	397
Exponent	1,800	91
Franklin Electric	3,430	223

Description	Shares	Market Value ($ Thousands)

FreightCar America	2,300	$48
G&K Services, Cl A	19,500	813
General Cable *	8,123	268
Genesee & Wyoming, Cl A *	15,433	1,382
Granite Construction	3,300	103
H&E Equipment Services	16,310	317
Hexcel *	36,589	997
IDEX	11,720	597
Insperity	6,400	181
Interface, Cl A	38,031	696
John Bean Technologies	7,800	144
Kadant *	5,870	144
KAR Auction Services	9,636	205
Kaydon	7,906	198
KEYW Holding *	25,394	368
Kforce	15,900	231
Kirby *	7,430	565
Lennox International	4,777	282
Lincoln Electric Holdings	8,830	495
Lindsay Manufacturing	3,638	311
Manitowoc (A)	25,240	467
MasTec * (A)	17,820	536
Meritor *	7,200	32
Middleby *	3,515	525
Mine Safety Appliances	3,900	183
Mistras Group *	1,200	25
Mobile Mini *	7,006	189
Mueller Industries	700	37
Mueller Water Products, Cl A	40,400	227
MYR Group *	14,500	337
Navigant Consulting *	10,300	131
Old Dominion Freight Line *	8,359	301
Orbital Sciences *	24,730	366
Orion Marine Group *	20,045	191
RBC Bearings *	7,090	353
Resources Connection	21,300	260
Saia *	10,000	321
Simpson Manufacturing (A)	4,470	130
SkyWest	7,600	106
Standex International	3,000	161
Steelcase, Cl A	35,349	500
Swift Transporation, Cl A *	23,518	318
Swift Transportation *	12,072	163
Taser International *	20,700	154
Teledyne Technologies *	10,953	806
Terex *	6,764	222
Tetra Tech *	18,757	541
Thermon Group Holdings *	10,870	223
Towers Watson, Cl A	6,079	405
Trex *	8,360	395
Trimas *	7,547	217
Triumph Group	5,813	427
TrueBlue *	22,440	435
United Rentals * (A)	9,340	499
US Ecology	17,065	424
USG * (A)	10,353	292
Valmont Industries	3,120	492
WageWorks *	9,919	234
Watts Water Technologies, Cl A	7,564	355
WESCO International * (A)	4,670	345

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap II

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Woodward Governor	9,283	$347

		33,012

Information Technology — 14.9%
ACI Worldwide *	9,020	413
Acme Packet *	11,671	341
Active Network *	4,200	20
Actuate *	34,100	205
Advanced Energy Industries *	16,600	299
Arris Group *	15,160	263
Aruba Networks * (A)	20,910	521
Aspen Technology *	26,337	810
ATMI *	2,400	53
Benchmark Electronics *	8,300	145
Black Box	6,400	155
Blucora *	16,300	253
BroadSoft * (A)	11,260	236
CACI International, Cl A * (A)	3,173	161
Cadence Design Systems *	36,810	521
Calix *	21,800	187
Cardtronics *	13,750	362
Cavium * (A)	26,327	972
Ceva *	5,900	89
Ciena * (A)	22,911	349
Coherent	4,955	286
CommVault Systems *	2,649	196
Comtech Telecommunications	4,534	121
Convergys	12,695	211
CoStar Group * (A)	6,590	664
Cray *	11,000	213
CSG Systems International *	11,900	231
DealerTrack Holdings *	25,113	741
Demandware *	10,750	284
Dice Holdings *	2,700	26
Diebold	12,521	354
Digital River *	8,000	114
EarthLink	23,500	137
Ellie Mae *	8,200	166
Emulex *	39,589	255
Entegris *	39,880	379
ExactTarget * (A)	12,320	275
ExlService Holdings *	15,817	479
Extreme Networks *	14,400	50
Fairchild Semiconductor International, Cl A *	30,490	435
FEI	6,470	410
Finisar * (A)	17,750	260
FleetMatics Group *	12,640	300
FormFactor *	35,900	180
Fortinet *	4,460	108
Global Cash Access Holdings *	36,800	261
Glu Mobile * (A)	16,300	37
Guidewire Software *	25,578	935
Harmonic *	39,500	225
Heartland Payment Systems (A)	12,120	377
Hittite Microwave *	5,085	330
Infoblox *	25,091	529
Insight Enterprises *	16,000	308
Interactive Intelligence Group *	8,540	355
Intermec *	3,300	33
Internap Network Services *	55,266	480

Description	Shares	Market Value ($ Thousands)

InvenSense, Cl A *	54,188	$651
Ixia *	4,920	100
Kemet *	13,000	84
Limelight Networks * (A)	58,500	124
Liquidity Services * (A)	10,465	356
LivePerson *	21,357	309
Loral Space & Communications	2,400	140
LTX-Credence *	17,400	101
Manhattan Associates *	7,300	510
MAXIMUS	2,244	163
Mentor Graphics *	6,300	112
Mindspeed Technologies * (A)	85,064	379
Move *	27,300	266
Nanometrics *	3,100	46
Netscout Systems *	9,920	252
OSI Systems *	14,139	815
Photronics *	12,800	85
PLX Technology *	18,900	90
Power-One * (A)	35,900	153
Progress Software *	400	9
PTC *	24,814	574
QLogic *	400	5
Quantum * (A)	158,328	200
RF Micro Devices *	77,048	355
Rogers *	4,784	228
Sapient *	5,200	58
Semtech *	29,050	888
Silicon Laboratories *	10,260	426
SolarWinds *	6,434	363
Sonus Networks *	107,678	264
Sourcefire * (A)	9,136	490
Spansion, Cl A *	7,100	84
SPS Commerce *	8,532	319
STEC *	15,800	76
Sykes Enterprises *	7,300	108
Synopsys *	2,437	85
Take-Two Interactive Software *	24,480	358
Tangoe * (A)	46,812	640
TeleTech Holdings *	2,600	49
Tellabs	78,000	158
Teradyne * (A)	18,320	307
Travelzoo *	7,000	148
Ultimate Software Group *	2,001	197
Unisys *	4,500	103
United Online	32,600	192
Veeco Instruments * (A)	11,101	354
Vishay Intertechnology * (A)	27,188	359
Volterra Semiconductor *	4,200	64
WEX *	4,907	368
Zebra Technologies, Cl A *	7,491	335

		30,000

Materials — 3.7%
A. Schulman	11,500	360
Allegheny Technologies	7,505	229
Boise	18,200	156
Century Aluminum *	8,800	71
Chemtura *	3,600	72
Coeur d’Alene Mines *	400	8
Commercial Metals	21,060	343

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap II

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Compass Minerals International (A)	3,678	$271
Cytec Industries	2,888	209
Ferro *	14,600	75
Greif, Cl A	6,224	317
H.B. Fuller	11,110	454
Haynes International	400	21
Headwaters *	9,000	85
Horsehead Holding *	8,000	85
Huntsman	10,680	184
Innophos Holdings	5,411	264
Innospec	9,100	366
Intrepid Potash (A)	9,285	183
Kaiser Aluminum (A)	3,167	194
Koppers Holdings	3,700	153
Kraton Performance Polymers *	12,172	293
LSB Industries *	900	35
Metals USA Holdings	4,700	97
Minerals Technologies	13,500	543
Myers Industries	5,200	77
Noranda Aluminum Holding	37,300	178
OM Group *	800	20
Owens-Illinois *	12,106	309
PolyOne	40,540	924
RTI International Metals *	10,832	321
Scotts Miracle-Gro, Cl A (A)	5,783	256
Sensient Technologies	6,208	229

		7,382

Telecommunication Services — 0.1%
Consolidated Communications Holdings	3,000	50
magicJack VocalTec *	2,700	31
Neutral Tandem	800	3
Vonage Holdings *	39,600	105

		189

Utilities — 2.2%
ALLETE	11,140	524
American States Water	2,300	122
Avista	100	3
California Water Service Group	12,500	251
Cleco	10,799	478
Great Plains Energy	30,921	675
IDACORP	7,314	341
Laclede Group	1,500	61
MGE Energy	700	38
Otter Tail	4,800	139
PNM Resources	4,200	94
Portland General Electric	23,732	705
UIL Holdings	9,160	359
UNS Energy	11,240	528
Westar Energy	4,687	145

		4,463

Total Common Stock (Cost $156,062) ($ Thousands)		178,390

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Growth Index Fund (A)	11,367	1,167

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

iShares Russell 2000 Index Fund (A)	8,642	$782

Total Exchange Traded Funds (Cost $1,803) ($ Thousands)		1,949

AFFILIATED PARTNERSHIP — 15.9%
SEI Liquidity Fund, L.P. 0.120% **† (B)	31,927,683	31,928

Total Affiliated Partnership (Cost $31,928) ($ Thousands)		31,928

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% **†	8,234,038	8,234

Total Cash Equivalent (Cost $8,234) ($ Thousands)		8,234

U.S. TREASURY OBLIGATIONS (C) (D) — 0.6%
U.S. Treasury Bills
0.080%, 06/27/2013	$654	653
0.000%, 07/25/2013	529	529

Total U.S. Treasury Obligations (Cost $1,182) ($ Thousands)		1,182

Total Investments — 110.5% (Cost $199,209) ($ Thousands) ††		$221,683

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	179	Mar-2013	$233

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $200,687 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $30,905 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $31,928 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small Cap II

February 28, 2013

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $199,209 ($ Thousands), and the unrealized appreciation and depreciation were $26,050 ($ Thousands) and $(3,576) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

NY — New York

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$178,390	$—	$—	$178,390
Exchange Traded Funds	1,949	—	—	1,949
Affiliated Partnership	—	31,928	—	31,928
Cash Equivalent	8,234	—	—	8,234
U.S. Treasury Obligations	—	1,182	—	1,182

Total Investments in Securities	$188,573	$33,110	$—	$221,683

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$233	$—	$—	$233

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 13.8%
Abercrombie & Fitch, Cl A	42,997	$2,005
Aeropostale *	55,280	720
AFC Enterprises *	48,960	1,469
Allison Transmission Holdings (A)	118,314	2,733
American Greetings, Cl A (A)	23,500	381
America’s Car-Mart *	6,900	330
ANN (A)	51,558	1,459
Asbury Automotive Group *	65,982	2,228
Autoliv (A)	36,100	2,353
Belo, Cl A	244,094	2,109
Big Lots * (A)	77,905	2,594
BJ’s Restaurants (A)	58,629	1,805
Bloomin’ Brands * (A)	136,264	2,345
Bob Evans Farms (A)	27,102	1,103
Bravo Brio Restaurant Group	34,000	513
Bright Horizons Family Solutions *	69,613	1,946
Brinker International	20,900	698
Brunswick	152,004	5,539
Buffalo Wild Wings (A)	60,592	4,768
Burger King Worldwide (A)	185,660	3,388
Cabela’s	125,052	6,326
Callaway Golf (A)	128,983	867
Carmike Cinemas *	22,800	357
Carter’s *	85,611	4,829
Cato, Cl A	46,500	1,193
CEC Entertainment	51,980	1,572
Cheesecake Factory (A)	71,750	2,485
Children’s Place Retail Stores * (A)	22,700	1,032
Columbia Sportswear (A)	16,297	905
Conn’s * (A)	81,567	2,613
Cooper Tire & Rubber	96,167	2,431
Core-Mark Holding	17,644	845
Cracker Barrel Old Country Store	6,800	512
Ctrip.com International ADR * (A)	71,992	1,389
Dana Holdings	138,745	2,321
Darden Restaurants (A)	33,772	1,563
Deckers Outdoor * (A)	74,495	3,005
Destination XL Group *	124,100	563
Dick’s Sporting Goods	101,410	5,071
Dillard’s, Cl A	29,800	2,374
Dollar General	41,213	1,910
Dorman Products (A)	33,531	1,172
DR Horton (A)	276,288	6,161
DSW, Cl A	85,882	5,813
Dunkin’ Brands Group	36,298	1,348
Ethan Allen Interiors (A)	43,784	1,223
Express *	203,969	3,773
Five Below (A)	95,483	3,800
Francesca’s Holdings (A)	263,629	6,709
GameStop, Cl A (A)	143,469	3,595
Gannett (A)	192,577	3,865
Genesco *	14,015	822
Grand Canyon Education * (A)	120,553	2,887
H&R Block	51,400	1,278
Hanesbrands (A)	152,979	6,064
Harley-Davidson	33,896	1,784

Description	Shares	Market Value ($ Thousands)

Harman International Industries	27,700	$1,176
Hasbro (A)	55,883	2,236
Hibbett Sports * (A)	146,500	7,741
HomeAway * (A)	135,577	4,000
HSN	47,250	2,528
Ignite Restaurant Group *	39,000	548
International Game Technology	45,800	730
Interpublic Group	110,589	1,413
iRobot	10,850	233
Jack in the Box	73,066	2,313
Jarden *	59,083	3,670
Jones Group (A)	107,400	1,240
K12 *	600	12
Krispy Kreme Doughnuts	148,240	1,957
La-Z-Boy, Cl Z (A)	121,375	2,224
Lear	31,200	1,667
Libbey *	96,200	1,765
Life Time Fitness * (A)	20,375	859
Lincoln Educational Services	41,174	260
LKQ *	110,791	2,348
Lumber Liquidators Holdings * (A)	53,840	3,187
Matthews International, Cl A (A)	56,108	1,852
MDC Partners, Cl A	137,400	1,889
Men’s Wearhouse	64,260	1,807
Meredith (A)	29,360	1,234
Monro Muffler (A)	147,563	5,467
National CineMedia	438,897	6,693
Newell Rubbermaid	91,222	2,129
Orient-Express Hotels, Cl A	158,246	1,635
Pandora Media (A)	382,520	4,667
Panera Bread, Cl A	12,790	2,059
Pep Boys-Manny Moe & Jack * (A)	81,335	905
PetSmart	26,612	1,733
Pier 1 Imports (A)	334,259	7,511
Pinnacle Entertainment *	105,280	1,474
Polaris Industries (A)	41,914	3,662
Quiksilver *	498,416	3,115
RadioShack * (A)	65,700	197
Red Robin Gourmet Burgers	50,425	2,162
Regis (A)	106,924	1,927
Rent-A-Center, Cl A	24,700	896
Royal Caribbean Cruises (A)	48,557	1,693
Rue21 * (A)	72,469	1,957
Ryland Group (A)	105,417	3,765
Sally Beauty Holdings	91,943	2,551
Samsonite International	1,390,200	3,291
Scholastic	45,700	1,375
Scientific Games, Cl A	74,310	669
Select Comfort *	70,599	1,449
Shutterfly (A)	61,023	2,641
Shutterstock	53,520	1,745
Sinclair Broadcast Group, Cl A (A)	93,100	1,311
Six Flags Entertainment	18,725	1,251
Stage Stores	71,200	1,758
Standard Pacific (A)	483,891	3,939
Starwood Hotels & Resorts Worldwide	12,750	769
Steven Madden *	74,982	3,306
Tenneco	98,640	3,495
TripAdvisor	35,532	1,615
TRW Automotive Holdings	49,200	2,888

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Ulta Salon Cosmetics & Fragrance	19,690	$1,744
Urban Outfitters	146,384	5,931
Vail Resorts	16,175	893
Vera Bradley (A)	117,850	2,970
Vitamin Shoppe	125,171	6,578
Wet Seal, Cl A	56,400	166
Whirlpool	75,631	8,543
WMS Industries * (A)	50,924	1,275
Wolverine World Wide (A)	130,525	5,508
Wyndham Worldwide	102,806	6,193
Zumiez (A)	74,786	1,713

		313,046

Consumer Staples — 2.6%
Boulder Brands * (A)	68,018	580
Casey’s General Stores (A)	109,231	6,181
Central Garden and Pet *	8,471	75
Central Garden and Pet, Cl A *	49,978	436
Chefs’ Warehouse * (A)	88,982	1,602
Chiquita Brands International *	143,200	889
Coca-Cola Enterprises	44,213	1,582
Darling International *	158,359	2,643
Dole Food (A)	190,753	2,136
Elizabeth Arden *	75,584	2,940
Energizer Holdings	20,600	1,894
Fresh Del Monte Produce	57,800	1,508
Fresh Market * (A)	59,520	2,775
Hain Celestial Group (A)	42,417	2,322
Ingredion	28,063	1,858
J&J Snack Foods	17,880	1,238
JM Smucker	18,652	1,778
Kroger	90,195	2,635
Molson Coors Brewing, Cl B	44,978	1,988
Omega Protein *	90,700	751
Pantry	78,977	982
Prestige Brands Holdings *	39,596	942
Safeway (A)	108,400	2,586
Sanderson Farms (A)	18,356	931
Smithfield Foods	174,600	3,883
Spartan Stores	68,938	1,149
Spectrum Brands Holdings	52,230	2,825
SUPERVALU * (A)	94,000	373
Sysco (A)	57,376	1,845
TreeHouse Foods (A)	20,158	1,177
Tyson Foods, Cl A (A)	75,862	1,720
USANA Health Sciences (A)	42,000	1,860
Weis Markets	17,700	716

		58,800

Energy — 6.0%
Alberta Oilsands	1,600,500	86
Alpha Natural Resources * (A)	28,200	225
Atwood Oceanics * (A)	40,620	2,078
Berry Petroleum, Cl A (A)	27,618	1,264
Bonanza Creek Energy	25,135	850
Bristow Group (A)	9,314	543
Core Laboratories (A)	21,197	2,907
CVR Energy	28,700	1,612
Diamondback Energy	24,900	566
Dresser-Rand Group *	90,813	5,600
Dril-Quip * (A)	87,806	7,220
Energy XXI Bermuda (A)	44,470	1,322
EPL Oil & Gas *	28,400	731

Description	Shares	Market Value ($ Thousands)

EQT	25,792	$1,627
Forum Energy Technologies * (A)	153,488	4,095
Goodrich Petroleum (A)	56,583	729
Gulfmark Offshore, Cl A	26,306	940
Gulfport Energy *	117,915	4,829
Heckmann (A)	70,800	252
Helix Energy Solutions Group *	265,253	6,210
Helmerich & Payne	27,400	1,816
HollyFrontier	70,771	3,977
Hornbeck Offshore Services *	11,870	504
Key Energy Services	382,956	3,286
Kinder Morgan Escrow	58,118	—
KiOR, Cl A * (A)	107,460	592
Kodiak Oil & Gas (A)	265,856	2,366
Laredo Petroleum Holdings * (A)	101,267	1,736
Magnum Hunter Resources (A)	127,811	495
Matador Resources	141,280	1,103
McDermott International *	189,734	2,413
Nabors Industries	144,747	2,426
Newfield Exploration	80,925	1,871
Newpark Resources * (A)	40,200	354
Oasis Petroleum	200,879	7,372
Oceaneering International	44,390	2,823
Oil States International *	21,030	1,601
Painted Pony Petroleum	204,260	1,957
Parker Drilling *	301,100	1,433
Patterson-UTI Energy (A)	89,820	2,096
PDC Energy * (A)	81,051	3,780
Pioneer Energy Services	227,065	1,982
Pioneer Natural Resources	20,376	2,564
Range Resources (A)	27,792	2,134
Rex Energy * (A)	112,690	1,519
Rosetta Resources * (A)	83,993	4,089
Scorpio Tankers (A)	154,600	1,314
SemGroup, Cl A	70,280	3,239
Spectra Energy	88,906	2,582
StealthGas	39,000	408
Superior Energy Services	136,364	3,607
Swift Energy	66,390	898
Targa Resources	22,376	1,365
Tesoro	80,900	4,550
Tetra Technologies *	128,635	1,187
Trican Well Service	225,240	2,912
Ultra Petroleum (A)	71,630	1,222
USEC (A)	61,099	29
W&T Offshore (A)	72,600	1,079
Western Refining (A)	113,200	4,063
Whiting Petroleum	67,378	3,281
World Fuel Services	70,500	2,681

		134,392

Financials — 19.9%
1st Source	800	19
Acadia Realty Trust ‡	43,015	1,158
Affiliated Managers Group (A)	17,750	2,596
Allied World Assurance Holdings	15,000	1,317
Allstate	62,349	2,869
Alterra Capital Holdings	24,624	754
American Assets Trust ‡	28,980	876

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

American Campus Communities ‡ (A)	35,441	$1,602
American Capital Mortgage Investment ‡	7,100	182
American Equity Investment Life Holding (A)	64,000	888
American Financial Group	161,745	7,110
Ameriprise Financial	71,980	4,940
Apartment Investment & Management, Cl A ‡	71,858	2,128
Arch Capital Group (A)	113,478	5,574
Ares Capital	43,000	796
Aspen Insurance Holdings	34,400	1,234
Associated Banc	313,557	4,512
AvalonBay Communities ‡	21,363	2,667
Banco Latinoamericano de Comercio Exterior, Cl E	84,745	2,049
Bancorpsouth (A)	371,430	5,683
Bank of the Ozarks (A)	59,006	2,265
Banner	82,740	2,458
Berkshire Hills Bancorp	51,185	1,244
BioMed Realty Trust ‡ (A)	83,850	1,771
Boston Private Financial Holdings (A)	69,611	636
Boston Properties ‡	29,050	3,018
Brandywine Realty Trust ‡	142,700	1,962
Brown & Brown	117,331	3,520
Campus Crest Communities ‡	86,500	1,085
CapLease ‡	210,800	1,261
Cardinal Financial	56,501	900
CBL & Associates Properties ‡	192,062	4,367
Central Pacific Financial *	49,700	770
Chimera Investment ‡	245,200	731
CNA Financial	54,600	1,722
CNO Financial Group (A)	678,956	7,428
CoBiz Financial	124,810	1,035
Colonial Properties Trust ‡ (A)	68,650	1,480
Comerica (A)	53,661	1,845
Commerce Bancshares	1	—
CommonWealth ‡	67,750	1,711
Community Trust Bancorp	15,687	535
Coresite Realty ‡	18,455	598
CubeSmart ‡	218,514	3,221
CYS Investments ‡	24,100	286
DDR ‡ (A)	179,466	3,099
DFC Global (A)	71,167	1,329
DiamondRock Hospitality ‡	339,694	3,037
Digital Realty Trust ‡ (A)	40,041	2,682
Dime Community Bancshares	50,900	723
Douglas Emmett ‡	37,450	918
Eagle Bancorp * (A)	112,740	2,446
East West Bancorp	228,570	5,623
EastGroup Properties ‡	44,829	2,547
Eaton Vance (A)	72,062	2,752
Education Realty Trust ‡	220,654	2,407
Employers Holdings	117,680	2,472
Endurance Specialty Holdings (A)	63,991	2,818
Equity One ‡ (A)	75,327	1,771
Equity Residential ‡	87,300	4,805
Everest Re Group	19,700	2,455
Extra Space Storage ‡	24,100	902
FBR *	54,534	963
Federated Investors, Cl B (A)	49,684	1,154

Description	Shares	Market Value ($ Thousands)

Fidelity National Financial, Cl A	99,522	$2,482
Fifth Third Bancorp (A)	167,879	2,659
Financial Engines (A)	113,248	3,701
First Horizon National (A)	724,656	7,703
First Midwest Bancorp	195,997	2,450
First Niagara Financial Group	344,542	2,818
FirstMerit (A)	85,552	1,294
Flushing Financial	66,600	1,052
Forest City Enterprises, Cl A * (A)	61,395	985
Fulton Financial	93,546	1,062
FXCM, Cl A (A)	91,825	1,207
General Growth Properties ‡	80,320	1,537
Genworth Financial, Cl A *	459,423	3,924
Geo Group ‡	15,300	528
GFI Group	157,800	554
Global Indemnity, Cl A	12,000	277
Government Properties Income Trust ‡ (A)	15,100	400
Great American Group	91,400	14
Hancock Holding (A)	60,739	1,834
Hanover Insurance Group	77,346	3,301
HCP ‡ (A)	73,200	3,578
Health Care ‡	47,700	3,059
Highwoods Properties ‡ (A)	33,450	1,221
Home Loan Servicing Solutions	28,900	652
Horace Mann Educators	150,625	3,082
Hospitality Properties Trust ‡	109,600	2,926
Host Hotels & Resorts ‡	283,001	4,718
Huntington Bancshares	889,574	6,254
Iberiabank	68,941	3,461
Infinity Property & Casualty	32,791	1,843
International Bancshares (A)	47,046	953
Investment Technology Group	193,112	2,339
Janus Capital Group (A)	286,191	2,650
Jones Lang LaSalle	45,678	4,414
Kennedy-Wilson Holdings	107,600	1,729
KeyCorp	590,374	5,544
Kimco Realty ‡ (A)	62,550	1,362
LaSalle Hotel Properties ‡	30,875	784
Lexington Realty Trust ‡	680,060	7,793
Liberty Property Trust ‡	61,607	2,390
Lincoln National	51,900	1,533
LPL Financial Holdings	107,182	3,379
Macerich ‡	42,848	2,576
Mack-Cali Realty ‡ (A)	79,900	2,268
Maiden Holdings	119,800	1,208
MarketAxess Holdings	57,134	2,232
Meadowbrook Insurance Group	300,800	2,115
Medical Properties Trust ‡ (A)	235,976	3,426
MFA Mortgage Investments ‡	387,512	3,441
Mid-America Apartment Communities ‡	44,311	3,077
Montpelier Re Holdings	75,900	1,876
MSCI, Cl A *	97,470	3,229
National Financial Partners * (A)	63,595	1,250
National Penn Bancshares (A)	332,775	3,261
National Retail Properties ‡ (A)	23,865	822
Nationstar Mortgage Holdings * (A)	20,700	798
Nelnet, Cl A	106,600	3,537
Netspend Holdings	334,869	5,308
Northfield Bancorp	75,063	854

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

NorthStar Realty Finance ‡ (A)	492,654	$4,409
Ocwen Financial *	80,610	3,178
Old National Bancorp	75,455	1,019
OmniAmerican Bancorp *	15,300	399
Oriental Financial Group	102,510	1,569
PacWest Bancorp (A)	114,213	3,121
PartnerRe	48,040	4,287
Pebblebrook Hotel Trust ‡	173,025	4,137
Pennsylvania Real Estate Investment Trust ‡	44,700	807
Platinum Underwriters Holdings	43,206	2,285
Popular *	206,160	5,756
Potlatch ‡ (A)	83,804	3,688
PrivateBancorp, Cl A	30,500	546
ProAssurance	117,873	5,527
Prologis ‡	105,309	4,101
Prosperity Bancshares (A)	27,215	1,256
Public Storage ‡	28,878	4,367
RAIT Financial Trust ‡	22,999	166
Regency Centers ‡	22,600	1,172
Regions Financial	213,300	1,632
Reinsurance Group of America, Cl A	78,892	4,536
Republic Bancorp, Cl A (A)	37,026	801
Ryman Hospitality Properties ‡ (A)	102,748	4,598
Safeguard Scientifics *	91,800	1,390
SCBT Financial (A)	8,600	410
Signature Bank NY	32,410	2,407
Simon Property Group ‡	46,029	7,312
SL Green Realty ‡ (A)	25,550	2,085
Southside Bancshares (A)	37,926	811
StanCorp Financial Group (A)	36,700	1,461
Starwood Property Trust ‡	28,000	783
Sterling Financial	123,140	2,608
Stifel Financial * (A)	61,560	2,126
Sunstone Hotel Investors ‡ *	495,248	5,611
SunTrust Banks	76,435	2,109
Susquehanna Bancshares	512,323	5,958
SVB Financial Group (A)	66,728	4,475
Synovus Financial (A)	1,177,144	2,990
Tanger Factory Outlet Centers ‡	45,464	1,604
TCF Financial (A)	230,062	3,161
THL Credit	29,500	453
Titanium Asset Management	147,000	116
Tower Group (A)	46,800	873
Two Harbors Investment ‡	43,600	561
UDR ‡ (A)	105,400	2,515
United Community Banks	48,000	517
United Financial Bancorp	15,000	224
Unum Group (A)	216,991	5,310
Validus Holdings	54,900	1,956
Ventas ‡	32,400	2,293
ViewPoint Financial Group	34,700	723
Vornado Realty Trust ‡	28,950	2,322
Waddell & Reed Financial, Cl A	159,625	6,548
Webster Financial	6,188	136
Weingarten Realty Investors ‡	42,500	1,303
WesBanco	53,800	1,258
West Coast Bancorp	32,770	770
Western Alliance Bancorp	386,425	5,139
Willis Group Holdings	57,385	2,185
Winthrop Realty Trust ‡	96,700	1,214

Description	Shares	Market Value ($ Thousands)

WisdomTree Investments	130,200	$1,185
WR Berkley	73,509	3,051
WSFS Financial	17,300	822
Zillow, Cl A (A)	15,565	669
Zions Bancorporation (A)	431,335	10,412

		449,643

Health Care — 11.3%
Acadia Healthcare * (A)	178,661	4,863
Accuray * (A)	280,300	1,197
Achillion Pharmaceuticals (A)	80,710	654
Air Methods (A)	54,606	2,446
Akorn * (A)	143,636	1,982
Alere * (A)	53,900	1,227
Algeta	38,353	1,291
Align Technology (A)	24,600	773
Alkermes (A)	72,666	1,578
AmerisourceBergen	33,376	1,575
Amsurg, Cl A	51,116	1,544
Arena Pharmaceuticals * (A)	149,500	1,254
Ariad Pharmaceuticals *	154,180	3,242
athenahealth (A)	54,325	5,095
Aveo Pharmaceuticals * (A)	107,516	717
BioMarin Pharmaceutical (A)	37,043	2,147
BioScrip *	85,284	934
CareFusion *	78,562	2,572
Catamaran	71,396	3,835
Celldex Therapeutics	58,863	560
Centene *	29,650	1,335
Cepheid (A)	22,220	809
Charles River Laboratories International *	63,665	2,594
Community Health Systems	77,180	3,262
CONMED	36,715	1,142
Cooper	32,332	3,429
Covance *	43,640	2,906
Cubist Pharmaceuticals (A)	91,649	3,889
Cyberonics * (A)	102,014	4,667
DexCom	138,765	2,072
Endo Health Solutions * (A)	140,488	4,355
Endologix (A)	205,649	3,097
Ensign Group	28,800	902
Exelixis (A)	235,500	1,074
Greatbatch	42,345	1,146
Hanger *	74,798	2,218
Health Management Associates, Cl A *	257,597	2,831
Health Net	97,860	2,519
HealthSouth (A)	357,554	8,624
HeartWare International * (A)	44,780	3,825
Hill-Rom Holdings	27,800	911
HMS Holdings *	111,943	3,245
Hologic (A)	111,310	2,430
Humana	24,900	1,700
ICON *	74,507	2,322
ICU Medical	19,544	1,109
Idexx Laboratories (A)	26,373	2,430
ImmunoGen (A)	96,940	1,471
Impax Laboratories *	163,742	3,247
Incyte (A)	149,850	3,327
Infinity Pharmaceuticals (A)	20,407	843
Insulet (A)	84,960	1,918
Intercept Pharmaceuticals *	5,532	216
Invacare (A)	39,500	573

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

IPC The Hospitalist (A)	46,379	$1,934
Ironwood Pharmaceuticals, Cl A * (A)	129,210	1,929
Jazz Pharmaceuticals	67,803	3,945
Keryx Biopharmaceuticals *	175,050	1,125
Kindred Healthcare *	41,100	463
LifePoint Hospitals	29,900	1,318
Magellan Health Services *	70,150	3,617
MAP Pharmaceuticals (A)	39,196	980
Masimo	183,483	3,642
MedAssets *	118,276	2,185
Medical Action Industries *	84,700	501
Medicines * (A)	87,200	2,774
Medivation *	27,389	1,346
MEDNAX (A)	124,566	10,665
Mettler Toledo International (A)	7,982	1,699
MWI Veterinary Supply *	7,371	931
NewLink Genetics (A)	59,539	701
NPS Pharmaceuticals	162,010	1,293
Onyx Pharmaceuticals * (A)	64,255	4,839
Optimer Pharmaceuticals (A)	185,912	2,253
Orexigen Therapeutics * (A)	196,100	1,169
PAREXEL International (A)	77,072	2,674
Patterson	38,448	1,397
PDL BioPharma (A)	117,800	841
PerkinElmer	141,744	4,843
Pharmacyclics * (A)	24,786	2,176
PharMerica	51,500	738
Providence Service *	15,100	258
Puma Biotechnology *	27,252	701
Quest Diagnostics	37,694	2,117
Questcor Pharmaceuticals (A)	6,900	225
Quidel (A)	87,868	2,080
Repros Therapeutics * (A)	40,600	477
ResMed (A)	71,886	3,198
Rigel Pharmaceuticals * (A)	115,400	775
Salix Pharmaceuticals (A)	112,746	5,508
Sangamo Biosciences (A)	52,964	540
Sciclone Pharmaceuticals *	183,521	873
Seattle Genetics * (A)	131,840	3,710
Select Medical Holdings	143,000	1,321
Sirona Dental Systems	37,980	2,697
Skilled Healthcare Group, Cl A * (A)	98,400	573
Spectranetics	118,821	2,157
Symmetry Medical *	31,500	329
Synageva BioPharma	40,316	2,015
Team Health Holdings	122,922	4,117
Techne (A)	48,219	3,278
Teleflex	44,072	3,524
Tesaro (A)	42,482	844
Trinity Biotech ADR	13,200	223
Trius Therapeutics	200,732	1,054
United Therapeutics (A)	39,800	2,380
Universal Health Services, Cl B (A)	136,030	7,875
Varian Medical Systems	57,968	4,094
Vocera Communications	80,828	2,131
Volcano (A)	215,042	4,654
WellCare Health Plans	120,504	6,892

		254,522

Industrials — 16.9%
AAR (A)	47,800	840

Description	Shares	Market Value ($ Thousands)

ABM Industries	23,800	$540
ACCO Brands * (A)	45,000	338
Actuant, Cl A	221,050	6,722
Acuity Brands	58,972	4,018
Advisory Board (A)	85,606	4,350
Aegean Marine Petroleum Network	62,200	405
AGCO	59,000	3,037
Air Transport Services Group *	100,600	555
Aircastle	119,900	1,615
Alliant Techsystems	29,500	1,941
Amerco *	15,600	2,351
AO Smith	44,012	3,148
Apogee Enterprises	49,900	1,287
Applied Industrial Technologies	46,480	2,018
BE Aerospace	176,830	9,303
Beacon Roofing Supply (A)	36,952	1,363
Belden	63,289	3,187
Blount International	14,100	213
Brady, Cl A	44,166	1,504
Briggs & Stratton (A)	108,670	2,658
Brink’s	39,800	1,053
Carlisle	38,000	2,579
Cascade	3,280	211
Chart Industries * (A)	35,910	2,606
Cintas (A)	46,430	2,038
CLARCOR	39,188	1,998
Clean Harbors *	67,956	3,500
Colfax * (A)	33,560	1,457
Columbus McKinnon *	13,700	269
Consolidated Graphics *	26,200	1,011
Corporate Executive Board	54,768	2,965
Cubic	21,686	905
Curtiss-Wright	25,776	895
Deluxe (A)	206,020	8,175
DigitalGlobe *	251,968	6,571
Dover	30,127	2,210
DXP Enterprises	14,770	919
Dycom Industries	283,694	5,943
EMCOR Group	154,634	5,964
Engility Holdings	6,300	119
EnPro Industries (A)	23,069	1,073
ESCO Technologies	40,136	1,628
Esterline Technologies *	66,091	4,556
Expeditors International of Washington	83,197	3,232
Flow International	100,700	374
Flowserve	10,878	1,746
Fluor	35,534	2,200
FTI Consulting (A)	64,520	2,241
G&K Services, Cl A	89,903	3,746
Gardner Denver	38,420	2,727
General Cable * (A)	38,042	1,253
Genesee & Wyoming, Cl A	122,525	10,969
Global Power Equipment Group (A)	42,500	713
GrafTech International (A)	600,028	4,434
Heico, Cl A	138,773	4,621
Hertz Global Holdings *	158,095	3,154
Hexcel *	286,876	7,817
Hub Group, Cl A *	46,611	1,759
ICF International	40,600	1,004
IDEX (A)	64,066	3,263
Interface, Cl A	302,466	5,538

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

ITT	130,060	$3,424
Joy Global (A)	49,247	3,119
Kadant	96,227	2,362
Kansas City Southern	35,485	3,654
KAR Auction Services	45,201	959
Kaydon	37,029	926
Kennametal (A)	197,530	7,996
KEYW Holding *	146,932	2,131
Kirby *	43,010	3,268
L-3 Communications Holdings, Cl 3	37,800	2,883
Landstar System	124,469	7,006
Lennox International	24,870	1,469
Lincoln Electric Holdings	51,100	2,864
Lindsay Manufacturing (A)	18,936	1,618
Lydall *	49,700	748
Middleby *	29,557	4,413
Mobile Mini *	36,245	976
Moog, Cl A *	99,679	4,482
MSC Industrial Direct, Cl A (A)	98,619	8,414
Navigant Consulting *	34,200	435
Navistar International * (A)	25,600	636
NN *	85,100	737
Nordson	80,995	5,135
Northwest Pipe *	38,380	917
Old Dominion Freight Line	279,622	10,052
On Assignment	70,490	1,541
Orion Marine Group (A)	169,683	1,615
Oshkosh Truck *	51,500	1,986
Owens Corning	33,450	1,298
Parker Hannifin (A)	22,444	2,121
Performant Financial *	117,884	1,562
Polypore International * (A)	244,386	9,355
Primoris Services	149,729	2,807
Quanex Building Products	43,215	861
Rand Logistics *	23,000	131
RBC Bearings	40,993	2,043
Ritchie Bros Auctioneers (A)	183,700	4,185
Roper Industries	13,264	1,653
Ryder System	24,400	1,371
Sensata Technologies Holding *	195,853	6,363
Simpson Manufacturing (A)	25,846	752
SkyWest	49,700	696
Spirit Aerosystems Holdings, Cl A *	206,003	3,586
Spirit Airlines	273,240	5,533
Standard Parking	67,457	1,400
Stanley Black & Decker	31,923	2,512
Steelcase, Cl A	138,198	1,956
Swift Transporation, Cl A	165,855	2,244
TAL International Group (A)	50,495	2,174
Teledyne Technologies	49,582	3,648
Tennant	40,749	1,902
Terex *	31,738	1,041
Tetra Tech *	127,789	3,688
Textron	81,025	2,338
Thermon Group Holdings *	61,620	1,263
Timken	72,450	3,936
TMS International, Cl A	74,200	1,023
Towers Watson, Cl A	62,440	4,157
TransDigm Group	26,676	3,797
Trimas	35,393	1,015
Triumph Group	27,225	1,999
TrueBlue	97,903	1,898

Description	Shares	Market Value ($ Thousands)

Tutor Perini *	100,500	$1,710
United Rentals (A)	118,570	6,333
URS	64,100	2,709
US Ecology	88,287	2,196
USG * (A)	53,894	1,521
Valmont Industries	17,842	2,811
Wabash National *	65,100	621
Wabtec	41,001	4,010
WageWorks	203,275	4,799
Watts Water Technologies, Cl A (A)	35,473	1,665
WESCO International (A)	129,457	9,567
Xylem	69,670	1,916

		382,761

Information Technology — 17.6%
Acme Packet * (A)	64,775	1,890
Acxiom *	65,345	1,190
Adobe Systems	38,236	1,503
ADTRAN (A)	60,523	1,352
Akamai Technologies *	92,857	3,432
Alliance Data Systems * (A)	23,086	3,664
Amdocs	44,400	1,619
Anixter International (A)	30,129	2,077
Ansys	37,467	2,840
Arris Group (A)	226,605	3,932
Arrow Electronics *	83,268	3,343
Aruba Networks (A)	324,248	8,080
Aspen Technology *	122,997	3,783
Atmel (A)	514,622	3,499
Avnet *	62,671	2,213
Benchmark Electronics	81,800	1,425
Black Box (A)	42,000	1,019
Blackbaud	193,209	5,371
Broadridge Financial Solutions	208,387	4,782
BroadSoft (A)	196,064	4,117
CACI International, Cl A (A)	29,611	1,503
Cadence Design Systems	961,572	13,616
Cardtronics	117,066	3,086
Cavium (A)	142,044	5,244
CIBER	259,900	1,157
Ciena * (A)	285,415	4,350
Coherent (A)	43,981	2,540
CommVault Systems *	13,707	1,014
Computer Sciences	33,500	1,609
Computer Task Group	17,800	354
Compuware *	198,007	2,299
Comtech Telecommunications	39,951	1,070
Concur Technologies * (A)	48,450	3,401
Convergys	177,555	2,946
Cornerstone OnDemand (A)	44,910	1,521
CoStar Group (A)	75,015	7,557
CTS	53,100	520
DealerTrack Holdings	231,041	6,813
Demandware	62,210	1,646
Diebold	143,590	4,055
Digi International	77,300	762
Diodes	23,000	458
DTS (A)	95,452	1,900
EarthLink	204,340	1,187
Emulex	169,596	1,094
Euronet Worldwide *	176,544	4,262
ExactTarget (A)	71,287	1,590
Exar *	114,000	1,339

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

ExlService Holdings	81,945	$2,480
F5 Networks *	17,111	1,616
Fair Isaac	73,120	3,242
Fairchild Semiconductor International, Cl A	390,712	5,572
Fidelity National Information Services	69,381	2,612
Finisar * (A)	102,690	1,504
FleetMatics Group	134,672	3,198
Fortinet	100,989	2,442
Gartner *	57,849	2,879
Genpact	67,895	1,196
GT Advanced Technologies * (A)	154,200	441
Guidewire Software	170,146	6,219
Harris	61,400	2,952
Heartland Payment Systems (A)	50,800	1,580
Hittite Microwave *	26,305	1,705
IAC	57,910	2,360
Imation	41,300	141
Imperva * (A)	96,840	3,535
Infoblox *	129,811	2,738
Informatica	139,411	4,881
Inphi	63,829	617
Insight Enterprises *	72,500	1,393
Integrated Device Technology *	666,023	4,529
Interactive Intelligence Group * (A)	44,450	1,850
Internap Network Services *	287,644	2,497
Intersil, Cl A	296,573	2,518
InvenSense, Cl A *	118,708	1,427
IPG Photonics (A)	56,139	3,328
Itron *	12,366	520
Ixia (A)	115,943	2,351
j2 Global (A)	33,025	1,178
Jabil Circuit	131,250	2,458
Jack Henry & Associates	125,263	5,476
JDS Uniphase	203,870	2,887
Juniper Networks	93,589	1,935
Kla-Tencor	16,200	887
Lattice Semiconductor *	448,094	2,097
Lexmark International, Cl A (A)	49,300	1,085
Liquidity Services * (A)	49,057	1,670
Littelfuse	68,698	4,546
LivePerson * (A)	216,115	3,127
LSI *	463,545	3,226
MAXIMUS	11,610	845
Measurement Specialties	72,917	2,648
Microchip Technology (A)	62,172	2,267
Micros Systems (A)	91,450	3,914
Mindspeed Technologies * (A)	442,841	1,971
Molex (A)	56,005	1,552
Monolithic Power Systems (A)	23,191	570
MTS Systems	12,200	659
Netscout Systems *	129,346	3,289
NXP Semiconductor	124,408	4,021
ON Semiconductor *	557,623	4,461
OSI Systems	31,965	1,842
Palo Alto Networks (A)	38,440	2,350
Plantronics	9,000	363
Plexus *	101,558	2,474
PRGX Global *	50,800	330
Progress Software	111,065	2,501
PTC *	365,048	8,447

Description	Shares	Market Value ($ Thousands)

Pulse Electronics *	43,000	$17
Quantum * (A)	666,497	840
RealD (A)	253,330	2,949
RealPage * (A)	199,464	4,320
RF Micro Devices	361,153	1,665
Rogers *	73,110	3,488
Saba Software	90,000	787
SAIC (A)	116,700	1,379
Sapient *	48,102	540
Seachange International *	27,700	319
Seagate Technology (A)	82,800	2,663
Semtech (A)	91,200	2,788
ServiceNow * (A)	126,030	4,092
Silicon Laboratories	18,655	775
SolarWinds	65,777	3,714
Solera Holdings	131,193	7,386
Sonus Networks	492,884	1,208
Sourcefire (A)	47,264	2,535
Splunk (A)	52,180	1,885
SPS Commerce	44,138	1,650
SS&C Technologies Holdings *	221,487	5,606
Stratasys (A)	41,489	2,620
Symantec	107,557	2,521
Synopsys	106,140	3,718
Tangoe	96,290	1,316
Tech Data	39,300	2,085
Teradyne (A)	316,703	5,308
TIBCO Software	119,530	2,564
Trimble Navigation	45,299	2,692
TriQuint Semiconductor	667,432	3,137
Ultimate Software Group	10,351	1,017
Ultra Clean Holdings	101,556	599
Ultratech	51,942	2,129
United Online (A)	147,700	871
Veeco Instruments (A)	64,234	2,050
Verint Systems *	51,200	1,750
Virtusa	21,970	460
Vishay Intertechnology (A)	503,602	6,643
VistaPrint (A)	87,386	3,059
Web.com Group (A)	189,820	3,242
Western Digital	52,500	2,476
WEX	57,458	4,310
WNS Holdings ADR *	152,600	2,146
Zebra Technologies, Cl A	35,085	1,569

		398,311

Materials — 4.9%
Air Products & Chemicals (A)	21,416	1,849
Allegheny Technologies	119,124	3,630
Ashland (A)	89,238	6,958
Boise (A)	199,100	1,710
Buckeye Technologies (A)	142,293	3,946
Cabot	35,700	1,313
Carpenter Technology	60,368	2,851
Cliffs Natural Resources (A)	17,700	451
Compass Minerals International (A)	39,622	2,921
Cytec Industries	13,534	980
Domtar	18,100	1,349
Eastman Chemical	14,400	1,004
Glatfelter	51,000	925
Globe Specialty Metals	19,800	283
Greif, Cl A	67,707	3,444
GSE Holding	135,800	977

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

H.B. Fuller	67,991	$2,779
Headwaters *	294,500	2,771
Horsehead Holding (A)	28,300	299
Huntsman	161,644	2,785
Innophos Holdings	25,365	1,239
Intrepid Potash (A)	48,512	956
Kaiser Aluminum (A)	70,298	4,305
KapStone Paper and Packaging	157,030	4,183
Kraton Performance Polymers *	38,886	935
Louisiana-Pacific * (A)	132,890	2,787
Methanex	121,520	4,445
Minerals Technologies	37,110	1,493
Noranda Aluminum Holding	106,416	506
Nucor	42,512	1,915
Olin	74,800	1,732
OM Group *	48,000	1,178
Owens-Illinois	139,760	3,564
Packaging Corp of America	52,460	2,192
PolyOne (A)	389,720	8,882
Reliance Steel & Aluminum	41,924	2,792
Rock-Tenn, Cl A	46,624	4,124
Rockwood Holdings	86,154	5,393
RTI International Metals (A)	189,517	5,623
Schweitzer-Mauduit International	35,900	1,323
Scotts Miracle-Gro, Cl A (A)	68,749	3,046
Sensient Technologies	58,358	2,154
Silgan Holdings (A)	26,098	1,120
Steel Dynamics	61,000	931
UFP Technologies	60,200	1,139

		111,182

Telecommunication Services — 0.4%
Iridium Communications	139,300	851
Neutral Tandem	48,200	165
SBA Communications, Cl A (A)	37,017	2,633
tw telecom, Cl A *	143,048	3,622
USA Mobility	76,117	884
Vonage Holdings	481,600	1,272

		9,427

Utilities — 2.7%
AGL Resources	64,515	2,578
ALLETE	26,365	1,239
Ameren	42,000	1,419
American States Water	8,000	424
Avista	54,700	1,433
Cadiz * (A)	58,000	391
Chesapeake Utilities	18,476	888
Cleco	80,513	3,567
Dynegy * (A)	8,000	157
Edison International	31,955	1,535
El Paso Electric	92,731	3,093
Empire District Electric (A)	22,400	480
Great Plains Energy	273,402	5,968
IDACORP	34,255	1,599
NorthWestern	13,300	519
NRG Energy	107,715	2,585
NV Energy	170,156	3,362
Piedmont Natural Gas (A)	21,800	703
PNM Resources	176,198	3,957
Portland General Electric	242,751	7,207
SCANA (A)	33,095	1,616
Southwest Gas	28,230	1,279

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

TECO Energy (A)	107,232	$1,850
UGI	143,756	5,149
UIL Holdings (A)	12,400	486
Vectren	86,403	2,851
Westar Energy	21,954	681
WGL Holdings	32,115	1,354
Xcel Energy	69,779	2,003

		60,373

Total Common Stock (Cost $1,890,733) ($ Thousands)		2,172,457

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Growth Index Fund(A)	98,068	10,070
iShares Russell 2000 Index Fund(A)	40,475	3,661
iShares Russell 2000 Value Index Fund(A)	33,800	2,733

Total Exchange Traded Funds (Cost $15,833) ($ Thousands)		16,464

	Number Of Warrants

WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/14 * (A)	18,718	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 23.7%
SEI Liquidity Fund, L.P. 0.120% †** (B)	536,205,886	536,206

Total Affiliated Partnership (Cost $536,206) ($ Thousands)		536,206

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	121,925,534	121,926

Total Cash Equivalent (Cost $121,926) ($ Thousands)		121,926

U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bills
0.094%, 06/27/2013	$7,267	7,264

Total U.S. Treasury Obligation (Cost $7,265) ($ Thousands)		7,264

Total Investments — 126.2% (Cost $2,571,963) ($ Thousands) ††		$2,854,317

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	144	Mar-2013	$(118)
S&P Mid 400 Index E-MINI	116	Mar-2013	(121)

			$(239)

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2013

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,261,988 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $520,288 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $536,206 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $2,571,963 ($ Thousands), and the unrealized appreciation and depreciation were $353,193 ($ Thousands) and $(70,839) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY— New York

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,171,361	$1,096	$—	$2,172,457
Exchange Traded Funds	16,464	—	—	16,464
Warrants	—	—	—	—
Affiliated Partnership	—	536,206	—	536,206
Cash Equivalent	121,926	—	—	121,926
U.S. Treasury Obligation	—	7,264	—	7,264

Total Investments in Securities	$2,309,751	$544,566	$—	$2,854,317

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(239)	$—	$—	$(239)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 6.7%
Aaron’s	72,900	$1,989
Amazon.com	13,682	3,616
Big Lots	18,900	629
Brinker International	2,193	73
Canadian Tire, Cl A	51,300	3,434
Choice Hotels International	52,900	2,012
Cinemark Holdings	94,700	2,633
Cogeco Cable	13,400	558
Cracker Barrel Old Country Store	32,600	2,454
DIRECTV *	147,000	7,081
Dollar General	2,610	121
Dollar Tree	20,364	920
Expedia	15,214	971
GameStop, Cl A	58,000	1,454
Genuine Parts	16,100	1,143
H&R Block	274,400	6,822
Hasbro	40,200	1,609
Jarden *	19,400	1,205
Kohl’s	78,100	3,601
Madison Square Garden, Cl A	57,800	3,232
O’Reilly Automotive	4,245	432
Panera Bread, Cl A	5,800	934
PetMed Express	67,300	851
PetSmart	84,932	5,530
Regal Entertainment Group, Cl A	93,500	1,465
Scripps Networks Interactive, Cl A	35,300	2,226
Shaw Communications, Cl B	114,700	2,742
Target	109,400	6,888
Time Warner Cable, Cl A	34,700	2,998
TripAdvisor	70,055	3,185
Washington Post, Cl B	2,900	1,156

		73,964

Consumer Staples — 20.0%
Altria Group	224,274	7,524
Archer-Daniels-Midland	47,000	1,497
Brown-Forman, Cl B	2,245	147
Bunge	97,555	7,230
Cal-Maine Foods	34,600	1,401
Campbell Soup	326,047	13,420
Church & Dwight	55,298	3,426
Clorox	133,207	11,191
Coca-Cola Enterprises	168,512	6,030
Colgate-Palmolive	55,027	6,297
ConAgra Foods	255,700	8,722
CVS Caremark	137,600	7,034
Dr. Pepper Snapple Group	190,150	8,294
Energizer Holdings	26,600	2,445
Flowers Foods	108,900	3,069
Fresh Del Monte Produce	79,800	2,082
General Mills	72,870	3,370
Harris Teeter Supermarkets	26,800	1,152
Hershey	93,857	7,822
HJ Heinz	39,290	2,846
Hormel Foods	327,370	12,247
Ingredion	67,072	4,440
JM Smucker	32,500	3,097
Kellogg	91,227	5,519

Description	Shares	Market Value ($ Thousands)

Kimberly-Clark	133,030	$12,542
Kraft Foods Group	33,289	1,614
Kroger	324,241	9,471
Lorillard	50,220	1,936
McCormick	27,256	1,834
Metro, Cl A	86,800	5,453
Molson Coors Brewing, Cl B	92,000	4,067
Mondelez International, Cl A	27,700	766
Philip Morris International	86,259	7,914
Reynolds American	127,938	5,588
Safeway	238,500	5,691
Sysco	110,039	3,539
TreeHouse Foods	35,300	2,061
Tyson Foods, Cl A	148,300	3,362
Universal	43,100	2,405
Walgreen	144,800	5,928
Wal-Mart Stores	190,937	13,515
Weis Markets	37,000	1,497

		219,485

Energy — 3.6%
Cenovus Energy	28,200	911
Chevron	90,000	10,543
ConocoPhillips	132,300	7,667
Diamond Offshore Drilling	10,100	704
Exxon Mobil	162,400	14,543
Imperial Oil	64,400	2,675
TransCanada	52,700	2,451

		39,494

Financials — 17.1%
Alleghany	10,037	3,793
Allied World Assurance Holdings	111,163	9,761
Allstate	66,800	3,074
American Campus Communities ‡	59,600	2,694
American Capital Agency ‡	79,200	2,512
Arch Capital Group	95,868	4,709
Assurant	9,000	378
BOK Financial	17,600	1,046
Brown & Brown	62,600	1,878
Canadian Imperial Bank of Commerce	40,100	3,243
CBOE Holdings	89,900	3,229
Chubb	75,000	6,302
Commerce Bancshares	91,792	3,496
CreXus Investment ‡	156,200	2,079
Endurance Specialty Holdings	40,800	1,797
Equity Lifestyle Properties ‡	38,300	2,822
Erie Indemnity, Cl A	40,000	2,928
Everest Re Group	103,579	12,907
Federal Realty Investment Trust ‡	5,833	620
First Citizens BancShares, Cl A	4,134	742
First Niagara Financial Group	337,200	2,758
Genworth MI Canada	22,800	560
Government Properties Income Trust ‡	56,000	1,482
Hancock Holding	89,700	2,709
Hanover Insurance Group	30,500	1,302
HCC Insurance Holdings	145,700	5,828
Home Properties ‡	46,200	2,884
Maiden Holdings	59,335	598

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

MFA Mortgage Investments ‡	260,700	$2,315
Mid-America Apartment Communities ‡	47,100	3,271
National Bank of Canada	45,600	3,485
National Retail Properties ‡	57,500	1,981
New York Community Bancorp	142,478	1,924
PartnerRe	186,368	16,631
PennyMac Mortgage Investment Trust ‡	137,200	3,488
People’s United Financial	147,505	1,932
Piedmont Office Realty Trust, Cl A ‡	152,700	3,002
Platinum Underwriters Holdings	46,600	2,464
Plum Creek Timber ‡	96,210	4,666
Primerica *	71,100	2,238
Prosperity Bancshares	63,500	2,930
Realty Income ‡	55,200	2,520
RenaissanceRe Holdings	160,465	14,031
Senior Housing Properties Trust ‡	35,200	883
Signature Bank NY	38,400	2,852
Tanger Factory Outlet Centers ‡	86,100	3,038
TFS Financial	298,000	3,132
Tompkins Financial	22,059	914
Tower Group	18,700	349
Travelers	96,600	7,768
Two Harbors Investment ‡	194,500	2,501
Validus Holdings	213,858	7,620
Washington Federal	28,790	505
White Mountains Insurance Group	5,440	3,074

		187,645

Health Care — 16.1%
Abbott Laboratories	141,095	4,767
AbbVie	141,095	5,209
Actavis *	65,019	5,537
Aetna	84,900	4,006
AmerisourceBergen	277,243	13,086
Amgen	185,562	16,962
AstraZeneca ADR	107,100	4,867
Baxter International	38,600	2,610
Becton Dickinson	110,788	9,756
Biogen Idec	32,037	5,329
Cardinal Health	222,621	10,287
Catamaran	7,238	389
Celgene *	29,200	3,013
Cooper	15,400	1,633
Cubist Pharmaceuticals	67,100	2,847
Eli Lilly	112,915	6,172
Endo Health Solutions *	26,900	834
Greatbatch	40,900	1,107
Henry Schein	11,823	1,055
Humana	12,600	860
Johnson & Johnson	192,956	14,686
Magellan Health Services *	33,800	1,743
McKesson	126,630	13,439
Medtronic	47,400	2,131
Merck	209,100	8,935
Myriad Genetics *	10,886	277
Orthofix International	29,900	1,114
Patterson	89,985	3,270

Description	Shares	Market Value ($ Thousands)

PDL BioPharma	156,300	$1,116
Perrigo	11,900	1,347
Pfizer	349,100	9,555
Quest Diagnostics	20,800	1,168
Stryker	21,000	1,342
Techne	49,585	3,371
United Therapeutics	48,800	2,919
UnitedHealth Group	47,100	2,518
Waters *	10,600	983
WellPoint	37,800	2,350
Zimmer Holdings	58,300	4,370

		176,960

Industrials — 5.9%
Alliant Techsystems	45,600	3,000
C.H. Robinson Worldwide	50,900	2,902
Copa Holdings, Cl A	8,719	911
Covanta Holding	32,600	638
Dun & Bradstreet	27,400	2,208
FTI Consulting	42,400	1,473
General Dynamics	54,500	3,704
L-3 Communications Holdings, Cl 3	98,500	7,513
Landstar System	49,400	2,781
Lockheed Martin	82,074	7,223
Northrop Grumman	102,800	6,752
Old Dominion Freight Line	87,100	3,131
Raytheon	144,100	7,864
Rollins	112,600	2,760
TransDigm Group	21,100	3,003
Verisk Analytics, Cl A	49,700	2,909
Waste Management	106,040	3,957
Werner Enterprises	94,100	2,166

		64,895

Information Technology — 9.0%
Activision Blizzard	393,400	5,626
Amdocs	322,753	11,771
AOL	103,712	3,827
BMC Software	64,400	2,580
Broadridge Financial Solutions	123,800	2,841
CACI International, Cl A	23,100	1,172
CGI Group, Cl A	69,600	1,834
Cisco Systems	262,300	5,469
CSG Systems International *	69,600	1,351
Dell	109,300	1,525
FleetCor Technologies	18,477	1,290
FLIR Systems	125,000	3,293
Global Payments	57,700	2,782
Harris	74,500	3,581
Hewlett-Packard	126,200	2,542
IAC	108,653	4,428
Ingram Micro, Cl A	111,100	2,095
Intel	285,800	5,959
International Business Machines	59,336	11,916
Jack Henry & Associates	50,700	2,216
ManTech International, Cl A	24,900	618
Microsoft	227,200	6,316
National Instruments	24,600	740
NeuStar, Cl A	43,100	1,890
SAIC	467,400	5,525
Tech Data	41,638	2,209

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Total System Services	124,000	$2,946

		98,342

Materials — 1.8%
Aptargroup	53,700	2,897
Ball	87,200	3,872
Barrick Gold	35,900	1,092
Bemis	69,000	2,576
Compass Minerals International	37,000	2,728
Greif, Cl A	11,500	585
Royal Gold	47,867	3,137
Silgan Holdings	66,100	2,838

		19,725

Telecommunication Services — 2.4%
AT&T	215,100	7,724
BCE	43,700	1,970
Iridium Communications	177,300	1,083
NTT DOCOMO ADR	91,700	1,418
Rogers Communications, Cl B	67,800	3,230
SK Telecom ADR	207,600	3,772
Verizon Communications	65,600	3,052
Vodafone Group ADR	141,800	3,565

		25,814

Utilities — 14.9%
AGL Resources	65,200	2,605
Alliant Energy	114,514	5,461
Ameren	112,600	3,805
American Electric Power	144,905	6,780
American States Water	40,800	2,161
American Water Works	226,980	8,954
Atmos Energy	146,400	5,588
Avista	31,700	830
Cleco	62,400	2,764
CMS Energy	266,538	7,093
Consolidated Edison	147,767	8,718
DTE Energy	184,975	12,357
Edison International	55,900	2,685
El Paso Electric	37,100	1,237
Entergy	67,900	4,228
Great Plains Energy	108,400	2,366
Hawaiian Electric Industries	199,993	5,398
IDACORP	49,500	2,311
Integrys Energy Group	15,491	877
ITC Holdings	32,639	2,759
Laclede Group	73,500	2,996
NextEra Energy	50,888	3,657
NV Energy	180,700	3,571
Pepco Holdings	8,024	163
PG&E	230,100	9,812
Pinnacle West Capital	117,874	6,594
Portland General Electric	145,500	4,320
PPL	194,300	5,988
Public Service Enterprise Group	189,729	6,183
SCANA	36,492	1,782
Southern	72,808	3,277
UGI	132,586	4,749
Vectren	183,040	6,040
Westar Energy	65,646	2,036
WGL Holdings	26,000	1,097
Wisconsin Energy	185,188	7,648

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Xcel Energy	160,428	$4,604

		163,494

Total Common Stock (Cost $941,124) ($ Thousands)		1,069,818

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	22,724,195	22,724

Total Cash Equivalent (Cost $22,724) ($ Thousands)		22,724

U.S. TREASURY OBLIGATION (A) (B) — 0.1%
U.S. Treasury Bills
0.075%, 06/27/2013	$1,513	1,512

Total U.S. Treasury Obligation (Cost $1,513) ($ Thousands)		1,512

Total Investments — 99.6% (Cost $965,361) ($ Thousands) ††		$1,094,054

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	229	Mar-2013	$510

Percentages are based on a Net Assets of $1,098,980 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $965,361 ($ Thousands), and the unrealized appreciation and depreciation were $136,573 ($ Thousands) and $(7,880) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

NY — New York

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,069,818	$—	$—	$1,069,818
Cash Equivalent	22,724	—	—	22,724
U.S. Treasury Obligation	—	1,512	—	1,512

Total Investments in Securities	$1,092,542	$1,512	$—	$1,094,054

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$510	$—	$—	$510

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2013

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Argentina — 0.0%
Tenaris	429	$9

Australia — 3.5%
AGL Energy	640	10
Amcor	64,222	605
AMP	10,138	57
APA Group	4,726	30
Atlas Iron	268,115	402
Australia & New Zealand Banking Group	74,806	2,199
Beach Energy	44,779	65
BGP Holdings *	39,545	—
BHP Billiton ADR	6,900	517
Boral	12,408	66
Brambles	2,346	21
Caltex Australia	14,308	292
Cedar Woods Properties	3,263	17
CFS Retail Property Trust Group ‡	21,042	45
Coca-Cola Amatil	5,947	88
Cochlear	1,261	91
Commonwealth Bank of Australia	4,526	312
Crown	2,024	25
CSL	17,900	1,099
Dexus Property Group ‡	138,914	155
DuluxGroup	2,715	12
Flight Centre	1,659	55
Goodman Group ‡	60,536	288
GPT Group ‡	11,783	47
Iluka Resources	44,135	475
Insurance Australia Group	50,461	294
K&S	3,503	8
Lend Lease Group	3,349	37
Macquarie Group	2,875	111
Newcrest Mining	70,855	1,644
Nufarm	4,759	27
QBE Insurance Group	141	2
Ramsay Health Care	4,674	154
Resolute Mining	3,553	5
Sonic Healthcare	903	12
Stockland ‡	3,275	13
Suncorp Group	12,488	144
Tabcorp Holdings	11,780	38
Tap Oil *	12,655	9
Tatts Group	38,275	125
Telstra	120,814	568
Transurban Group	16,233	102
Treasury Wine Estates	13,141	71
Vision Eye Institute *	29,788	21
Wesfarmers	2,467	104
Westfield Group ‡	14,803	170
Westfield Retail Trust ‡	45,156	147
Westpac Banking	4,312	136
Woolworths	1,719	61

		10,976

Austria — 0.1%
Andritz	2,275	161
Erste Group Bank	3,098	100
IMMOFINANZ	13,335	56

Description	Shares	Market Value ($ Thousands)

OMV	899	$39
Raiffeisen International Bank Holding	1,793	68
Vienna Insurance Group	209	10

		434

Belgium — 1.3%
Ageas	13,949	476
Anheuser-Busch InBev	10,608	995
Belgacom	39,065	1,093
Colruyt	17,025	840
Delhaize Group	524	25
KBC Groep	11,272	419
Ter Beke *	100	7
UCB	3,386	196
Umicore	137	7

		4,058

Brazil — 0.1%
Banco Santander Brasil ADR	37,567	275
Centrais Eletricas Brasileiras ADR (A)	36,677	128

		403

Canada — 3.0%
Agrium	4,400	457
Bank of Nova Scotia	8,400	502
Barrick Gold	40,202	1,216
Cameco	26,210	559
Canadian Pacific Railway	1,649	201
Cenovus Energy	12,957	421
Chorus Aviation, Cl A	1,495	6
Dollarama	6,500	383
Kinross Gold	112,524	857
Magna International, Cl A	10,200	544
New Gold *	75,100	672
Silver Wheaton	24,200	770
Sino-Forest, Cl A *	21,000	2
Suncor Energy (A)	46,020	1,396
Talisman Energy	33,165	416
Toronto-Dominion Bank (A)	11,548	953
Westjet Airlines, Cl A	300	6

		9,361

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	11,500	637

China — 0.4%
Bank of China	456,000	215
Huaneng Power International	610,000	627
Industrial & Commercial Bank of China	683,000	491

		1,333

Colombia — 0.1%
Ecopetrol ADR (A)	7,200	414

Denmark — 1.1%
AP Moeller - Maersk, Cl B	23	184
Carlsberg, Cl B	434	45
Coloplast, Cl B	3,533	185
Jyske Bank *	18,335	610

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Novo-Nordisk, Cl B (A)	9,021	$1,578
TrygVesta	9,041	730
William Demant Holding	100	8

		3,340

Finland — 0.3%
Cramo	1,106	16
Huhtamaki	2,060	40
Kone, Cl B	1,141	92
Neste Oil	2,819	42
Nokian Renkaat	198	9
Orion, Cl B	1,823	54
Pohjola Bank, Cl A	1,928	31
Sampo, Cl A	3,260	121
Stora Enso, Cl R (A)	81,649	550
Wartsila Abp, Cl B	403	19

		974

France — 10.5%
Accor	347	13
Air France-KLM *	4,046	43
Alstom	6,887	304
Areva *	12,755	216
Arkema	18,398	1,872
Assystem	993	21
AtoS	598	45
AXA	50,791	883
BNP Paribas	51,745	2,916
Bongrain *	102	7
Boursorama *	883	7
Bureau Veritas	834	108
Carrefour	22,025	601
Cegid Group	538	11
Cie des Alpes	295	6
Cie Generale de Geophysique- Veritas	4,279	107
Cie Generale d’Optique Essilor International	13,039	1,348
Cie Lebon	48	6
CNP Assurances	735	11
Compagnie Generale des Etablissements Michelin, Cl B	2,826	253
Credit Agricole *	29,137	274
Credit Agricole Ile de France	179	13
Credit Agricole Toulouse *	100	7
Credit Industriel et Commercial	151	22
Danone	5,800	403
Dassault Systemes	284	32
Electricite de France	18,028	341
Etam Developpement *	227	5
Eurazeo	666	36
Eutelsat Communications	18,943	683
Fleury Michon	115	6
Fonciere Des Regions ‡	72	6
Gecina ‡	606	69
GFI Informatique *	1,576	7
Iliad	488	94
Klepierre ‡	1,682	69
Lafarge	4,281	289
Legrand	28,646	1,319
Les Nouveaux Constructeurs Investissement	681	6
L’Oreal	6,788	1,017

Description	Shares	Market Value ($ Thousands)

LVMH Moet Hennessy Louis Vuitton	5,094	$878
Montupet	1,293	17
Pernod-Ricard	4,389	570
Plastic Omnium	573	24
PPR	4,035	906
Remy Cointreau	186	24
Renault	3,183	202
Rexel	53,962	1,253
Safran	28,067	1,287
Sanofi-Aventis	62,026	5,885
Schneider Electric	39,556	3,047
SES Global	2,740	85
Societe BIC	96	11
Societe Generale	5,206	200
Societe Internationale de Plantations d’Heveas	73	7
Sodexo	13,503	1,252
Sword Group	675	12
Technip	10,706	1,161
Teleperformance	276	11
Thales	9,597	339
Total	27,992	1,401
Unibail-Rodamco ‡ *	359	83
Valeo	125	7
Vallourec	2,123	113
Vivendi	15,656	330
Wendel	677	75
Zodiac Aerospace	21	2

		32,658

Germany — 8.1%
Adidas	94	9
Allianz	2,622	359
BASF	6,283	593
Bayer	19,668	1,951
Bayerische Motoren Werke	637	59
Beiersdorf	148	13
Brenntag	7,218	1,030
Continental	11,324	1,331
DaimlerChrysler	39,859	2,379
Deutsche Bank	5,900	271
Deutsche Boerse	26,637	1,654
Deutsche Lufthansa	31,960	646
Deutsche Post	41,519	933
Deutsche Telekom	1,649	18
E.ON	1,112	19
Fresenius	572	70
Fresenius Medical Care	4,730	325
GEA Group	34,362	1,225
Grammer	513	15
Hannover Rueckversicherung	1,904	149
HeidelbergCement	1,543	107
Henkel	2,662	197
Infineon Technologies	134,880	1,157
Kabel Deutschland Holding	1,661	144
Lanxess	1,430	121
Leoni	684	31
Linde	14,502	2,633
Merck KGaA	1,510	213
Muenchener Rueckversicherungs	8,216	1,479
Rheinmetall	1,666	92

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

RWE	250	$9
SAP	11,550	904
SAP ADR (A)	8,100	633
Siemens	20,686	2,153
Suedzucker	4,099	180
Symrise	27,498	1,044
Telefonica Deutschland Holding *	144,895	1,045
ThyssenKrupp *	775	18

		25,209

Guadeloupe — 0.0%
Creation Tapeten	481	23

Guernsey — 0.0%
Tetragon Financial Group	2,908	32

Hong Kong — 3.3%
AIA Group	342,600	1,484
Asia Orient Holdings *	40,000	8
BOC Hong Kong Holdings	32,000	108
Chaoda Modern Agriculture * (A)	1,048,000	149
Cheung Kong Holdings	3,000	47
China Merchants Holdings International	90,000	312
China Mobile	61,500	678
China Mobile ADR	13,800	756
China Ting Group Holdings	66,000	4
CLP Holdings	14,500	125
CNOOC	428,000	841
First Pacific	94,000	124
Galaxy Entertainment Group *	61,000	256
Hang Seng Bank	4,400	71
Henderson Land Development	23,000	160
HKT Trust	59,000	58
Hong Kong & China Gas	21,500	60
Hongkong Land Holdings	129,000	997
Hopewell Holdings	16,500	72
Hutchison Whampoa	2,600	28
Hysan Development	16,000	82
Jardine Matheson Holdings	9,100	576
Jardine Strategic Holdings	36,521	1,403
Kerry Properties	10,500	54
MTR	2,000	8
New World Development	117,000	216
Power Assets Holdings	6,500	58
SJM Holdings	15,000	37
Sun Hung Kai Properties	3,000	46
Swire Pacific, Cl A	4,000	52
Swire Properties	19,600	73
Wharf Holdings	27,000	236
Wheelock	31,000	169
Yue Yuen Industrial Holdings	246,500	833

		10,181

India — 0.4%
Idea Cellular *	622,083	1,345

Indonesia — 0.2%

Description	Shares	Market Value ($ Thousands)

Bank Mandiri Persero	578,200	$601

Ireland — 0.8%
CRH	877	19
Experian	70,872	1,177
Kerry Group, Cl A	1,389	78
Ryanair Holdings ADR	17,000	657
Smurfit Kappa Group	39,553	617

		2,548

Israel — 1.2%
Bezeq Israeli Telecommunication	413,005	529
Check Point Software Technologies (A)	41,754	2,193
Israel Chemicals	637	8
Mellanox Technologies	996	51
Teva Pharmaceutical Industries ADR	24,427	914

		3,695

Italy — 0.9%
Atlantia	2,361	41
Banca Intesa	112,500	183
Banco Popolare Scarl *	10,835	18
Delclima *	20,219	21
Enel	81,521	295
Eni	541	13
ERG	22,620	203
Exor	7,727	217
Fiat *	10,930	59
Fiat Industrial	2,648	32
Finmeccanica *	50,962	251
Luxottica Group	451	21
Mediobanca	10,110	62
Pirelli & C.	905	10
Prysmian	1,031	22
Snam	165,510	786
Telecom Italia	1,021,958	660
UniCredit	1,714	9

		2,903

Japan — 15.9%
Advantest	700	10
Aeon Credit Service (A)	2,000	47
Aeon Mall	2,100	52
Ajinomoto	2,000	27
Alfresa Holdings	1,200	59
Anabuki Kosan	2,000	10
AOI Electronic	800	13
Arakawa Chemical Industries	900	7
Arnest One	4,200	69
Asics	5,400	85
Astellas Pharma	31,300	1,700
AT-Group	3,000	45
Bank of Yokohama (A)	66,000	341
Bridgestone	10,500	324
Bunka Shutter	2,000	10
Calbee	200	17
Calsonic Kansei	35,000	158
Casio Computer *	8,200	65
C-Cube	2,500	10
Central Glass	2,000	6
Central Japan Railway	5,900	576

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Chiyoda	6,000	$75
Chugai Pharmaceutical	7,000	152
Credit Saison	3,900	83
Dai Nippon Printing	76,500	676
Daihatsu Diesel Manufacturing	2,000	10
Daihatsu Motor	8,000	163
Daiichi Jitsugyo	2,000	10
Daiichi Kensetsu	800	8
Daiichi Sankyo	14,200	255
Daiichikosho	600	16
Dainippon Sumitomo Pharma	2,100	31
Daito Trust Construction	5,600	504
Daiwa House Industry	39,000	719
Daiwa Securities Group	29,000	180
Denso	600	25
Eisai	200	9
Falco SD Holdings	600	7
FamilyMart	1,100	47
FANUC	14,100	2,187
Fast Retailing	200	55
Fuji Heavy Industries	15,000	225
Fuji Soft	500	12
FUJIFILM Holdings	45,200	872
Fujitsu	40,000	185
Fujitsu Frontech	1,100	6
FuKoKu	1,000	9
Fukuda	5,000	20
Hachijuni Bank	35,400	190
Hankyu Hanshin Holdings	36,000	199
Hino Motors	58,000	615
Hirose Electric	100	12
HIS	2,200	85
Hisamitsu Pharmaceutical	2,100	122
Hitachi	136,100	767
Hitachi High-Technologies	400	8
Hitachi Zosen	9,500	15
Hokkaido Coca-Cola Bottling	1,000	4
Hokuriku Gas	3,000	7
Honda Motor	600	23
Hulic	7,600	57
IHI	56,000	158
Iida Home Max	5,000	65
Inabata	1,700	13
Iseki	6,000	21
IT Holdings	9,600	133
Itochu Techno-Solutions	100	5
Iwatani	4,000	16
J Front Retailing	5,000	30
Japan Airlines (A)	1,900	91
Japan Carlit	3,500	18
Japan Prime Realty Investment, Cl A ‡	11	33
Japan Real Estate Investment, Cl A ‡	4	44
Japan Retail Fund Investment, Cl A ‡	67	132
Japan Steel Works	43,000	253
Japan Tobacco	1,700	54
Japan Transcity	3,000	11
JGC	44,000	1,220
Jupiter Telecommunications	1,430	1,906
JVC Kenwood Holdings	9,900	27
Kamei	1,000	11

Description	Shares	Market Value ($ Thousands)

Kanematsu *	33,000	$50
Kansai Paint	65,600	698
Kao	16,200	520
KDDI	18,800	1,418
Keio	3,000	24
Keisei Electric Railway	6,000	58
Keyence	3,900	1,104
Kikkoman	2,000	31
Kintetsu	1,000	4
Kohsoku	1,200	11
Komatsu Wall Industry	400	8
KRS	600	6
KU Holdings	1,400	10
Kubota	5,000	61
KVK	1,000	6
Kyowa Exeo	3,400	37
Lawson	1,300	97
LIXIL Group	1,100	23
M3	6	10
Mabuchi Motor	26,500	1,310
Maezawa Kyuso Industries	600	8
Makita	7,300	332
Marubeni	4,000	29
Maruka Machinery	600	8
Maruzen - General Commercial Kitchen Appliances & Equipment	1,000	8
Matsui Construction	2,000	8
Medipal Holdings	1,000	13
Miraca Holdings	600	29
Misawa Homes	4,300	61
Mitsubishi Estate	2,000	50
Mitsubishi Logistics	3,000	49
Mitsubishi Materials	3,000	9
Mitsubishi UFJ Financial Group	11,000	61
Mitsui Fudosan	6,000	153
Mitsui Sumitomo Insurance Group Holdings	42,800	890
Mitsui Trust Holdings	203,610	795
Mizuho Financial Group	9,200	21
Namco Bandai Holdings	6,300	101
NEC Capital Solutions	800	14
NEC Networks & System Integration	2,900	55
NET One Systems	1,400	13
Nihon Unisys	3,100	24
Nikon	300	7
Nintendo	7,500	728
Nippo	6,000	79
Nippon Building Fund, Cl A ‡	5	56
Nippon Road	4,000	18
Nippon Synthetic Chemical Industry	2,000	16
Nippon Telegraph & Telephone	39,700	1,829
Nippon Telegraph & Telephone ADR (A)	28,885	656
Nitori Holdings	50	4
Nitto Denko	1,600	94
Nitto Seiko	4,000	12
Nomura Real Estate Holdings	13,300	240
Nomura Real Estate Office Fund, Cl A ‡	1	6
North Pacific Bank	69,500	231

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Nuflare Technology	2	$12
Odakyu Electric Railway, Cl B	1,000	11
OKK	8,000	12
Olympus *	600	13
Ono Pharmaceutical	600	32
Onoken	700	6
Oracle Japan	1,200	51
Oriental Land	600	89
ORIX	70	8
Osaka Gas	1,000	4
Otsuka	100	10
Otsuka Holdings	6,900	222
Panasonic *	38,500	279
Park24	2,100	38
Relo Holdings	300	12
Resorttrust	400	9
Ricoh	2,000	22
Riken	3,000	12
Rohm	11,700	417
Round One	3,200	23
Sankyo	17,800	753
Santen Pharmaceutical	300	14
Secom	11,600	598
Seino Holdings	15,000	113
Sekisui Chemical	100,000	974
Sekisui House	31,000	360
Seven & I Holdings	54,700	1,604
Shimamura	100	10
Shimano	1,200	86
Shin-Etsu Chemical	21,800	1,347
Shinko Shoji	700	7
Shinmaywa Industries	3,000	22
Shinsho	5,000	10
Shionogi	2,800	57
Shiseido	68,100	907
Showa	5,200	56
SMC	14,800	2,579
Softbank	18,000	670
Sojitz	87,700	135
Sony Financial Holdings	37,300	592
Sumikin Bussan	2,000	7
Sumitomo Forestry	2,700	27
Sumitomo Mitsui Financial Group	52,100	2,095
Sumitomo Realty & Development	8,000	272
Suruga Bank	5,000	74
Suzuken	3,000	105
Suzuki Motor	40,100	964
Sysmex	2,200	116
T&D Holdings	1,500	18
T&K Toka	400	9
Tachibana Eletech	1,200	11
Tobu Railway	8,000	44
Toho Gas	2,000	11
Toho Holdings	7,200	150
Tokyo Electron	12,900	601
Tokyo Gas	1,000	5
Tokyu Land	13,000	99
Tosho Printing	5,000	8
Toyoda Gosei	2,200	51
Toyota Motor	55,000	2,841
Toyota Motor ADR	3,561	365
Toyota Tsusho	6,200	159
TS Tech	1,700	42

Description	Shares	Market Value ($ Thousands)

Tsumura	1,800	$63
Unicharm	100	6
USS	40	5
Vital KSK Holdings	1,200	11
Wacoal Holdings	31,723	333
Warabeya Nichiyo	1,700	27
Yahoo! Japan	101	43
Yakult Honsha	3,300	123
Yokogawa Electric	6,400	64
Yuasa Trading	5,000	10

		49,645

Jersey — 0.0%
Beazley	11,528	35
Randgold Resources	572	48

		83

Mexico — 0.1%
Alfa, Cl A	7,800	19
Bio Pappel *	4,900	8
Grupo Financiero Banorte, Ser O	42,400	313
Grupo Financiero Santander Mexico ADR *	3,023	45
Grupo Televisa ADR	1,019	27
Vitro, Ser A * (A)	5,200	12

		424

Netherlands — 4.5%
Aegon	15,790	94
Akzo Nobel	47,456	3,036
ASML Holding	3,169	226
BE Semiconductor Industries	863	7
European Aeronautic Defense and Space	12,673	649
Gemalto	2,576	235
Heineken	18,269	1,366
ING Groep	61,012	491
James Hardie Industries	17,424	175
Koninklijke Ahold	99,202	1,427
Koninklijke Philips Electronics	4,438	126
Koninklijke Vopak	1,940	140
QIAGEN	738	16
Reed Elsevier	135,949	2,069
TNT *	152,955	362
TNT Express	114,466	868
Unilever	43,417	1,686
Wolters Kluwer	54,129	1,080
Ziggo	485	16

		14,069

New Zealand — 0.1%
Contact Energy	9,493	42
Fletcher Building	13,517	103
Telecom of New Zealand	128,992	259

		404

Norway — 1.4%
Aker Solutions	547	11
DnB	176,269	2,634
Gjensidige Forsikring	5,100	82
Orkla	18,784	154
Seadrill	9,329	340
Statoil	50,398	1,257

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Telenor	303	$7

		4,485

Poland — 0.1%
KGHM Polska Miedz	6,393	364
Polski Koncern Naftowy Orlen *	540	9

		373

Portugal — 0.0%
Energias de Portugal	22,034	66
Galp Energia SGPS, Cl B	3,740	58

		124

Russia — 0.8%
Gazprom OAO ADR	44,534	395
Lukoil OAO ADR	472	31
NovaTek OAO GDR	3,295	382
Sberbank of Russia ADR	123,814	1,708

		2,516

Singapore — 1.5%
ASL Marine Holdings	15,000	9
Bukit Sembawang Estates	2,000	11
CapitaCommercial Trust ‡	66,000	89
CapitaLand	43,000	136
City Developments	3,000	27
ComfortDelGro	45,000	70
DBS Group Holdings	56,000	684
Keppel	26,180	246
Keppel Land	28,000	94
Oversea-Chinese Banking	22,000	179
SembCorp Industries	131,000	560
SembCorp Marine	198,000	718
Singapore Airlines	77,000	677
Singapore Press Holdings	1,200	4
Singapore Technologies Engineering	37,000	127
Singapore Telecommunications	11,000	31
STX OSV Holdings	20,000	20
United Overseas Bank	45,000	694
UOL Group	26,000	137

		4,513

South Africa — 0.4%
AngloGold Ashanti ADR	18,060	438
Gold Fields	77,651	661
Impala Platinum Holdings	9,100	141

		1,240

South Korea — 2.2%
Hana Financial Group	2,100	78
Hyundai Motor *	5,801	1,168
Jeonbuk Bank	1,540	8
KB Financial Group ADR	7,856	278
KT ADR	43,900	710
KT&G	13,550	966
LG.Philips LCD *	11,030	311
S&T Holdings	980	9
Samsung Electronics	1,511	2,155
Shinhan Financial Group	15,020	592
SK Telecom ADR	24,852	452

		6,727

Spain — 0.9%
Amadeus IT Holding, Cl A	7,023	180

Description	Shares	Market Value ($ Thousands)

Banco Popular Espanol *	318,692	$277
Distribuidora Internacional de Alimentacion	15,786	124
Enagas	2,525	61
Ferrovial	6,450	101
Grifols *	4,633	165
Inditex	554	74
Indra Sistemas (A)	66,300	830
Red Electrica	422	23
Tecnicas Reunidas (A)	18,944	956

		2,791

Sweden — 2.5%
Assa Abloy, Cl B	4,468	178
Atlas Copco, Cl B	81	2
Boliden	2,346	40
Electrolux, Cl B	13,213	339
Elekta, Cl B	62,229	936
Getinge, Cl B	1,144	35
Hennes & Mauritz, Cl B	179	6
Hexagon, Cl B	3,174	91
Holmen, Cl B	256	8
Investor, Cl B	544	16
Lundin Petroleum	1,901	43
Nordea Bank	103,869	1,206
Sandvik	70,734	1,153
Skandinaviska Enskilda Banken, Cl A	89,495	935
Svenska Cellulosa, Cl B	2,197	54
Svenska Handelsbanken, Cl A	5,426	237
Swedbank, Cl A	18,247	440
Swedish Match	2,626	86
Telefonaktiebolaget LM Ericsson, Cl B	127,775	1,555
Telefonaktiebolaget LM Ericsson ADR (A)	39,116	478

		7,838

Switzerland — 10.1%
Actelion	1,047	54
Adecco	166	10
Baloise Holding	959	86
Compagnie Financiere Richemont	2,353	190
Credit Suisse Group	62,819	1,690
EMS-Chemie Holding	219	62
Georg Fischer	292	133
Givaudan	2,214	2,657
Holcim	103	8
Informa	117,829	897
Julius Baer Group	25,008	952
Nestle	49,165	3,451
Novartis	50,613	3,452
OC Oerlikon	28,591	352
Partners Group Holding	3,224	748
Roche Holding (A)	25,877	5,954
SGS	771	1,968
Sika	376	937
Sulzer	9,199	1,618
Swiss Life Holding	2,842	468
Swiss Re	3,793	305
Syngenta	2,812	1,200
UBS	112,774	1,790
Weatherford International *	24,185	287

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Zurich Insurance Group	7,658	$2,105

		31,374

Taiwan — 0.1%
United Microelectronics ADR	81,126	150

Thailand — 0.0%
Advanced Info Service	4,600	32
Krung Thai Bank	26,000	22
Thanachart Capital	5,000	8

		62

Turkey — 0.0%
Turkiye Is Bankasi, Cl C	5,618	20

United Kingdom — 19.2%
3i Group	19,426	95
Aberdeen Asset Management	26,710	174
Afren *	273,360	590
Aggreko	4,117	106
Amec	69,409	1,100
Amlin	161,603	1,047
Antofagasta	2,196	36
ARM Holdings	1,824	26
Associated British Foods	7,185	202
AstraZeneca	20,127	915
Aviva	171,890	931
Babcock International Group	10,839	176
BAE Systems	146,000	787
Balfour Beatty	203,064	880
Barclays	477,458	2,225
Barratt Developments *	34,091	124
BG Group	165,096	2,921
BHP Billiton	73,808	2,340
BP	126,278	854
BP PLC ADR	7,724	312
British American Tobacco	37,596	1,960
British Land ‡	7,433	64
British Sky Broadcasting Group	583	7
BT Group, Cl A	91,844	373
Bunzl	61,308	1,174
Cairn Energy *	102,037	421
Capita	78,890	986
Carnival	2,315	87
Centrica	173,889	930
Close Brothers Group	3,056	48
Compass Group	17,776	216
Croda International	841	33
Diageo	50,218	1,509
Eurasian Natural Resources	27,951	144
Fresnillo	1,585	37
GlaxoSmithKline	24,445	540
Group 4 Securicor	4,961	22
Hammerson ‡	13,552	102
Hargreaves Lansdown	6,392	84
Hill & Smith Holdings	928	7
Home Retail Group (A)	564,088	1,089
HSBC Holdings	279,238	3,095
ICAP	116,920	591
IMI	633	12
Imperial Tobacco Group	18,289	663
Inmarsat	14,458	143

Description	Shares	Market Value ($ Thousands)

InterContinental Hotels Group	7,309	$212
Intertek Group	5,050	256
ITV	65,645	124
J Sainsbury	22,827	120
Johnson Matthey	5,724	200
Kazakhmys	18,805	177
Kingfisher	8,087	34
Land Securities Group ‡	10,588	133
Legal & General Group	100,339	244
Lloyds Banking Group *	603,141	499
London Stock Exchange Group	147	3
Marks & Spencer Group	454	2
Meggitt	1,413	10
Michael Page International	90,844	592
Micro Focus International	2,429	25
Mondi	6,088	78
National Grid	7,323	81
Next	4,998	319
Old Mutual	72,824	224
Pearson	4,051	71
Persimmon	3,393	47
Petrofac	76,591	1,691
Premier Oil *	161,044	935
Prudential	108,718	1,620
QinetiQ	52,347	163
Reed Elsevier	54,930	591
Rexam	122,571	957
Rio Tinto	38,925	2,092
Rolls-Royce Holdings	67,120	1,047
Royal Bank of Scotland Group *	7,007	35
Royal Dutch Shell, Cl A (GBP)	31,714	1,045
Royal Dutch Shell, Cl A	33,748	1,111
Royal Dutch Shell, Cl B	23,942	808
Royal Dutch Shell ADR, Cl B	6,703	451
SABMiller	22,663	1,128
Sage Group	909	5
Schroders	1,886	57
Serco Group	1,478	13
Severn Trent	885	22
Shire	42,416	1,330
SIG	4,127	9
SSE	1,128	25
Standard Life	61,399	328
Subsea 7 (A)	37,285	884
Tate & Lyle	705	9
Taylor Wimpey PLC	32,793	41
Tesco	460,931	2,586
Trinity Mirror *	1,537	3
Tullow Oil	38,061	702
Unilever	28,048	1,119
United Utilities Group	10,130	113
Vodafone Group	830,792	2,088
Weir Group	432	15
Whitbread	5,433	208
William Hill	35,734	220
Willis Group Holdings	22,700	864
Wolseley	8,110	382
WPP	93,801	1,501

		59,827

United States — 1.2%
AH Belo, Cl A	1,240	6
Alon USA Energy	2,466	48

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Autoliv (A)	7,100	$463
Axis Capital Holdings	9,314	379
Cognizant Technology Solutions, Cl A *	6,800	522
ConocoPhillips	8,249	478
Delek US Holdings	259	10
FutureFuel	536	7
Hackett Group	1,544	7
Manpower	4,859	265
Marathon Petroleum	82	7
Newmont Mining	14,900	600
Phillips 66	8,196	516
Strattec Security	215	6
Ternium ADR	380	8
Tesoro	5,350	301

		3,623

Total Common Stock (Cost $286,618) ($ Thousands)		301,422

PREFERRED STOCK — 0.6%

Germany — 0.6%
Henkel	6,176	545
KSB	15	9
Porsche Automobil Holding	235	19
ProSiebenSat.1 Media	2,801	97
Volkswagen	5,626	1,230

Total Preferred Stock (Cost $1,763) ($ Thousands)		1,900

AFFILIATED PARTNERSHIP — 3.7%
SEI Liquidity Fund, L.P. 0.120% †** (B)	11,414,404	11,414

Total Affiliated Partnership (Cost $11,414) ($ Thousands)		11,414

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	5,645,119	5,645

Total Cash Equivalent (Cost $5,645) ($ Thousands)		5,645

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.019%, 06/27/2013	$705	705

Total U.S. Treasury Obligation (Cost $705) ($ Thousands)		705

Total Investments — 103.0% (Cost $306,145) ($ Thousands) ††		$321,086

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	16	Mar-2013	$(1)
FTSE 100 Index	4	Mar-2013	(1)
Hang Seng Index	1	Mar-2013	3
SPI 200 Index	2	Apr-2013	—
Topix Index	5	Mar-2013	(2)

			$(1)

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $311,645 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $10,975 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $11,414 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $306,145 ($ Thousands), and the unrealized appreciation and depreciation were $36,905 ($ Thousands) and $(21,964) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PLC — Public Limited Company

Ser — Series

SPI — Share Price Index

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$301,271	$—	$151	$301,422
Preferred Stock	1,900	—	—	1,900
U.S. Treasury Obligation	—	705	—	705
Affiliated Partnership	—	11,414	—	11,414
Cash Equivalent	5,645	—	—	5,645

Total Investments in Securities	$308,816	$12,119	$151	$321,086

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(1)	$—	$—	$(1)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2013

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Argentina — 0.1%
MercadoLibre (A)	67,500	$5,779

Australia — 1.8%
Amcor	620,546	5,845
Australia & New Zealand Banking Group ADR	870,800	25,514
Beach Energy	409,273	593
BGP Holdings *	239,898	—
BHP Billiton ADR (A)	340,620	25,499
Boral	262,012	1,387
Caltex Australia	648,708	13,249
CSL	136,528	8,386
Downer EDI	124,857	705
Nufarm	93,961	540
Primary Health Care	168,853	854
Qantas Airways	1,176,079	1,981
Resolute Mining	1,184,013	1,648
Rio Tinto	31,730	2,178
Sigma Pharmaceuticals	489,088	330
Suncorp Group	536,500	6,190
Telstra	905,660	4,256
Telstra ADR	559,600	13,089

		112,244

Austria — 0.9%
AMS	3,657	453
Conwert Immobilien Invest	933,351	11,854
Erste Group Bank	495,128	15,972
OMV	18,639	813
Schoeller-Bleckmann Oilfield Equipment	266,870	26,791

		55,883

Belgium — 0.3%
Anheuser-Busch InBev	177,264	16,630
Delhaize Group	5,664	274

		16,904

Brazil — 4.1%
Banco Bradesco ADR (A)	2,400,918	43,145
Banco do Brasil	2,524,300	33,630
BR Malls Participacoes	1,679,903	21,752
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	1,046,890	50,628
Cia Paranaense de Energia ADR (A)	1,312,400	19,581
Cia Vale do Rio Doce, Cl B	1,203,500	22,854
Embraer ADR (A)	449,854	15,268
Kroton Educacional *	166,000	4,349
Natura Cosmeticos	439,700	11,364
Petroleo Brasileiro ADR	506,000	7,423
Tim Participacoes ADR	79,399	1,728
Totvs	1,142,323	25,278

		257,000

Canada — 4.9%
Agrium	334,920	34,725
Bank of Montreal	61,900	3,866
Brookfield Asset Management, Cl A	89,597	3,387
Canadian National Railway	209,653	21,343

Description	Shares	Market Value ($ Thousands)

Canfor *	15,300	$289
Cascades	32,900	141
Celestica *	139,300	1,141
Cenovus Energy	284,317	9,234
Dorel Industries, Cl B	21,800	781
Empire, Cl A	32,200	2,075
Granite Real Estate Investment Trust ‡ (A)	42,043	1,618
Lululemon Athletica * (A)	168,422	11,293
Magna International, Cl A (A)	493,900	26,317
Manulife Financial (A)	1,821,000	26,987
Methanex	117,800	4,326
Norbord *	7,818	245
Onex	48,700	2,203
Parkland Fuel	15,190	259
Potash Corp of Saskatchewan	397,650	15,942
Quebecor, Cl B	63,500	2,731
Research In Motion	19,910	266
Rogers Communications, Cl B	301,993	14,342
Royal Bank of Canada	115,100	7,168
Saputo	108,800	5,402
Silver Wheaton	155,766	4,927
Teck Cominco, Cl B	505,100	15,688
Toronto-Dominion Bank	271,600	22,350
Transcontinental, Cl A	20,300	247
Valeant Pharmaceuticals International	377,168	25,516
West Fraser Timber	37,700	3,117
Yamana Gold	2,681,803	39,526

		307,452

Chile — 0.0%
Enersis ADR	101,774	1,892

China — 3.7%
Agricultural Bank of China	909,000	469
Anhui Conch Cement (A)	5,267,500	19,257
Baidu ADR *	170,152	15,443
Bank of China	26,050,000	12,295
Bank of Communications	1,598,000	1,265
China CITIC Bank	2,181,000	1,400
China Merchants Bank	3,387,860	7,348
China Oilfield Services	11,447,400	24,298
China Petroleum & Chemical	22,116,900	25,155
China Shipping Container Lines * (A)	43,402,900	12,873
Industrial & Commercial Bank of China	49,167,402	35,315
Mindray Medical International ADR (A)	537,266	20,206
Shanghai Friendship Group, Cl B	241,620	333
Sinopharm Group	3,022,586	9,549
Tencent Holdings	346,075	11,969
Weichai Power (A)	5,562,600	21,089
Yanzhou Coal Mining ADR (A)	727,900	11,268

		229,532

Colombia — 0.3%
Bancolombia ADR, Cl R (A)	305,504	19,839

Czech Republic — 0.2%

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Komercni Banka	63,208	$12,860

Denmark — 1.1%
AP Moeller - Maersk, Cl B	207	1,658
Carlsberg, Cl B	255,900	26,339
Coloplast, Cl B	52,811	2,759
GN Store Nord	139,853	2,506
Novo-Nordisk, Cl B (A)	173,272	30,307
Pandora	199,520	5,342
Rockwool International, Cl B	2,009	250

		69,161

Finland — 0.2%
Konecranes	78,630	2,871
Neste Oil	17,217	260
Orion, Cl B	40,639	1,206
Stora Enso, Cl R	891,945	6,005
Tieto	10,912	254
UPM-Kymmene (A)	198,080	2,319

		12,915

France — 3.8%
Air France-KLM *	611,529	6,511
Air Liquide	190,107	23,164
Arkema	17,470	1,777
BNP Paribas	361,281	20,359
Capital Gemini	291,517	14,366
Compagnie Generale des Etablissements Michelin, Cl B	278,602	24,928
France Telecom ADR (A)	1,885,600	18,403
Groupe Steria SCA *	11,881	195
LVMH Moet Hennessy Louis Vuitton	160,676	27,707
Publicis Groupe	302,641	20,028
Safran	144,000	6,604
Sanofi-Aventis	382,317	36,277
Societe Generale	490,660	18,866
Teleperformance	133,107	5,487
Thales	50,602	1,785
Total	227,859	11,408
Valeo	28,427	1,608
Wendel	3,931	433

		239,906

Germany — 8.5%
Adidas	507,522	46,313
Allianz	101,821	13,937
BASF	294,443	27,785
Bayer	124,156	12,313
Beiersdorf	65,905	5,755
Celesio	128,166	2,321
Continental	58,220	6,843
Deutsche Bank	478,638	21,957
Deutsche Boerse	414,300	25,719
Deutsche Lufthansa	963,214	19,455
Deutsche Post	573,095	12,876
Dialog Semiconductor *	1,110,204	20,581
Duerr	23,660	2,600
Freenet	172,369	3,858
Fresenius Medical Care	341,484	23,451
GEA Group	685,853	24,456
Gildemeister	37,137	922
Hannover Rueckversicherung	27,343	2,143

Description	Shares	Market Value ($ Thousands)

Henkel	332,600	$24,641
Hugo Boss	211,731	24,583
Kabel Deutschland Holding	298,387	25,914
KUKA *	9,016	405
Lanxess	52,970	4,496
Merck KGaA	39,609	5,593
Muenchener Rueckversicherungs	117,048	21,071
Norddeutsche Affinerie (A)	119,040	8,363
Rheinmetall	85,761	4,726
SAP	633,076	49,535
Siemens	439,180	45,714
Suedzucker	291,432	12,783
Symrise	787,778	29,913
TUI *	60,871	610

		531,632

Hong Kong — 3.3%
AIA Group	6,940,740	30,073
Chaoda Modern Agriculture * (B)	52,790	7
China Mobile	86,000	948
CLP Holdings	963,000	8,289
CNOOC	9,720,274	19,103
Daphne International Holdings	11,566,000	13,915
First Pacific	22,109,289	29,252
Hang Seng Bank	751,600	12,154
Hong Kong Exchanges and Clearing	1,221,177	21,967
Hopewell Holdings	55,000	240
Jardine Matheson Holdings	358,229	22,683
Melco Crown Entertainment ADR *	238,460	4,581
Noble Group *	721,000	690
Orient Overseas International	3,690,500	26,008
Power Assets Holdings	635,000	5,662
SJM Holdings	1,603,000	4,006
Sun Hung Kai Properties	429,000	6,638

		206,216

India — 1.6%
Axis Bank	853,090	21,077
HCL Technologies	55,782	742
HDFC Bank ADR	597,842	22,748
ICICI Bank ADR	972,700	40,776
Indian Bank	90,444	294
ITC	855,020	4,633
Tata Motors ADR (A)	451,700	12,259
Zuari Agro Chemicals *	5,014	17

		102,546

Indonesia — 1.2%
Bank Rakyat Indonesia Persero	35,026,742	34,253
Kalbe Farma	208,927,845	27,890
Telekomunikasi Indonesia Persero	5,433,000	6,044
Telekomunikasi Indonesia Persero ADR	101,663	4,520

		72,707

Ireland — 1.3%
Accenture, Cl A (A)	252,033	18,741
Covidien	188,400	11,977
Experian	1,404,337	23,321

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

ICON *	807,656	$25,166

		79,205

Israel — 0.9%
Bank Hapoalim	766,649	3,400
Ceragon Networks *	30,876	141
Check Point Software Technologies (A)	258,966	13,598
Israel Chemicals	934,480	12,078
Israel Discount Bank, Cl A *	286,891	501
Teva Pharmaceutical Industries ADR	774,481	28,966

		58,684

Italy — 0.9%
Azimut Holding	267,540	4,264
Enel	637,034	2,309
Exor	217,474	6,101
Fiat (A)	502,522	2,700
Lottomatica Group	162,529	3,757
Mediaset	171,175	380
Prada	579,100	5,728
Saipem	217,093	5,812
Tod’s	178,892	25,936

		56,987

Japan — 11.9%
Aeon (A)	2,013,900	22,745
Aisin Seiki	38,400	1,397
Alfresa Holdings	92,800	4,592
Alpen	13,300	246
Alpine Electronics	80,100	775
Aoyama Trading	29,400	631
Arnest One	68,600	1,134
Autobacs Seven	7,800	336
Avex Group Holdings	15,600	430
Bridgestone	39,142	1,207
Calsonic Kansei	850,000	3,851
Canon Marketing Japan	20,400	287
Central Japan Railway	47,800	4,668
COMSYS Holdings	144,000	1,915
Daicel	460,000	3,555
Daihatsu Motor	423,000	8,633
Daiichikosho	23,200	603
Daikyo	1,523,000	3,681
Dainippon Sumitomo Pharma	456,500	6,626
Daito Trust Construction	179,400	16,140
Daiwa House Industry	1,224,000	22,580
Daiwa Securities Group	73,000	453
DCM Holdings	66,300	468
Dena (A)	659,695	18,591
Denso	875,500	36,914
EDION (A)	62,900	275
FANUC	70,987	11,010
Fuji Heavy Industries ADR (A)	1,049,000	31,575
Fuji Soft	11,300	260
Fujitsu	1,137,000	5,250
GMO internet	38,400	312
Hino Motors	373,000	3,958
HIS	97,900	3,794
Hitachi	8,284,300	46,692
Honda Motor ADR (A)	633,100	23,703
Hoosiers	328	276
Idemitsu Kosan	10,500	959

Description	Shares	Market Value ($ Thousands)

IHI	1,054,000	$2,970
IT Holdings	142,200	1,968
Iwatani	101,000	408
Izumi	40,100	882
Japan Airlines (A)	186,600	8,899
Japan Exchange Group	317,996	24,334
KDDI	459,715	34,680
Komatsu	1,290,634	32,707
Konica Minolta Holdings	193,500	1,485
Kyowa Exeo	106,600	1,154
Maeda Road Construction	87,000	1,253
Medipal Holdings	522,200	6,781
Megane TOP	20,400	233
Misawa Homes	98,000	1,383
Mitsubishi Estate	268,000	6,710
Mitsubishi UFJ Financial Group	6,018,186	33,463
Mitsui ADR	82,300	24,710
Mitsui Engineering & Shipbuilding	225,000	439
Mitsui Matsushima	258,000	495
Mizuho Financial Group	14,193,700	31,384
Namco Bandai Holdings	500,800	8,001
NEC Networks & System Integration	39,800	753
NET One Systems	43,400	396
Nichii Gakkan	250,400	2,402
Nippo	166,000	2,192
Nippon Flour Mills	78,000	345
Nippon Light Metal Holdings	205,700	239
Nippon Steel & Sumitomo Metal	5,478,000	14,903
Nippon Telegraph & Telephone	432,900	19,942
Nissan Tokyo Sales Holdings *	327,000	1,024
Nitto Denko ADR	1,039,060	30,569
Nomura Holdings	270,200	1,558
Nomura Real Estate Holdings	97,500	1,760
North Pacific Bank	224,800	748
NTT Data	118	376
Otsuka	20,100	2,050
Otsuka Holdings	7,500	241
Round One	72,600	515
SCSK	13,100	255
Secom	481,100	24,822
Sega Sammy Holdings	637,300	11,819
Seino Holdings	201,000	1,519
Shimachu	24,700	529
SKY Perfect JSAT Holdings	4,256	2,157
Softbank	611,246	22,758
Sojitz	1,141,600	1,757
Sumitomo Mitsui Financial Group	162,700	6,543
Suzuken	146,000	5,103
Sysmex	459,974	24,230
Toagosei	341,000	1,390
Toho Holdings	193,600	4,021
Token	4,540	249
Tokyo Seimitsu	60,500	1,165
Toshiba TEC	168,000	940
Toyoda Gosei	57,800	1,341
Toyota Motor	768,769	39,705
Unipres	18,300	410

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Watabe Wedding	7,955	$65

		745,652

Malaysia — 0.0%
Hong Leong Financial Group	94,700	440
RHB Capital	180,000	457
Tenaga Nasional	333,700	749

		1,646

Mexico — 1.0%
Alfa, Cl A	1,345,040	3,232
Cemex ADR * (A)	1,415,239	15,200
Grupo Financiero Banorte,
Ser O	2,026,400	14,970
Grupo Financiero Santander Mexico ADR *	887,040	13,235
Wal-Mart de Mexico	5,345,900	16,735

		63,372

Netherlands — 3.3%
AerCap Holdings *	41,892	650
ASML Holding	221,169	15,764
Boskalis Westminster	13,088	562
Chicago Bridge & Iron	490,468	26,284
Core Laboratories (A)	330,085	45,271
CSM	10,955	245
European Aeronautic Defenseand Space	375,514	19,234
Heineken	84,476	6,316
Heineken Holding	27,738	1,741
Koninklijke Philips Electronics	169,639	4,817
LyondellBasell Industries, Cl A (A)	396,022	23,215
Nutreco	7,292	679
NXP Semiconductor	824,367	26,644
Reed Elsevier	1,687,200	25,675
Royal KPN (A)	—	—
Yandex, Cl A *	322,200	7,472

		204,569

New Zealand — 0.0%
Telecom of New Zealand	662,985	1,330

Norway — 2.0%
Aker Solutions	225,200	4,451
DnB	2,216,691	33,124
Norsk Hydro	3,072,603	13,640
Seadrill	289,200	10,559
Statoil	774,404	19,314
Statoil ADR (A)	1,644,871	41,007

		122,095

Peru — 0.1%
Credicorp	31,210	4,681

Poland — 0.2%
KGHM Polska Miedz	233,381	13,284
Polski Koncern Naftowy Orlen *	37,153	628
Tauron Polska Energia	321,681	446

		14,358

Qatar — 0.4%

Description	Shares	Market Value ($ Thousands)

Industries Qatar QSC	531,739	$24,857

Russia — 0.7%
Lukoil ADR	384,246	24,784
Mail.ru Group GDR	645,732	21,684

		46,468

Singapore — 2.2%
Avago Technologies, Cl A	716,000	24,501
CapitaLand	1,189,000	3,756
DBS Group Holdings	1,913,000	23,353
Ezion Holdings	2,028,000	3,269
Golden Agri-Resources	48,399,700	25,417
Keppel	2,529,647	23,789
Oversea-Chinese Banking	136,000	1,110
STX OSV Holdings	671,000	686
United Overseas Bank ADR	719,200	22,180
UOB-Kay Hian Holdings	55,000	75
UOL Group	1,849,000	9,725

		137,861

South Africa — 0.7%
Aspen Pharmacare Holdings	211,590	3,848
Imperial Holdings	122,720	2,831
MTN Group	32,006	626
Sasol ADR (A)	775,100	33,136
Telkom *	253,773	430

		40,871

South Korea — 4.1%
Hana Financial Group	357,820	13,350
Hanjin Shipping	531,470	5,374
Hyundai Mobis	78,378	22,656
Hyundai Motor *	59,477	11,974
Hyundai Wia	28,430	4,174
Industrial Bank of Korea	43,470	526
Kia Motors	189,820	9,799
Korea Exchange Bank	16,520	116
KT	121,340	4,012
LG.Philips LCD	433,330	12,226
POSCO	42,139	13,757
POSCO ADR (A)	284,200	22,932
Samsung Electronics	54,425	77,605
SK Holdings *	60,747	9,874
SK Telecom	6,110	1,007
SK Telecom ADR (A)	1,520,400	27,626
Woori Finance Holdings	372,880	4,528
Woori Finance Holdings ADR (A)	392,000	14,159

		255,695

Spain — 0.5%
Amadeus IT Holding, Cl A	857,864	21,982
Banco Popular Espanol	180	—
Banco Santander Central Hispano	692,750	5,263
Grifols *	94,815	3,382

		30,627

Sweden — 2.6%
BillerudKorsnas	58,221	592
Electrolux, Cl B	287,402	7,362
Getinge, Cl B	1,092,091	32,989
Hennes & Mauritz, Cl B	595,005	21,426

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Hexagon, Cl B	870,255	$24,897
Holmen, Cl B	62,304	1,922
Husqvarna, Cl B	169,889	1,053
Lundbergforetagen, Cl B	7,089	296
Nordea Bank	833,452	9,679
Skandinaviska Enskilda Banken, Cl A	194,601	2,033
Svenska Cellulosa, Cl B	86,032	2,110
Svenska Cellulosa ADR (A)	598,000	14,705
Swedbank, Cl A	803,723	19,390
Telefonaktiebolaget LM Ericsson ADR (A)	1,790,600	21,863
Trelleborg, Cl B	70,687	1,006

		161,323

Switzerland — 5.3%
Credit Suisse Group	835,390	22,478
Credit Suisse Group ADR	537,266	14,377
Forbo Holding	3,531	2,327
Georg Fischer	4,141	1,888
Givaudan	22,681	27,221
Julius Baer Group	312,572	11,898
Nestle	174,401	12,241
Novartis	360,612	24,596
Novartis ADR (A)	367,238	24,899
OC Oerlikon	604,741	7,453
Roche Holding	240,478	55,326
Swatch Group, Cl B	10,787	6,161
Swiss Life Holding	38,451	6,337
Swiss Re	95,432	7,664
Syngenta	48,870	20,848
Transocean	456,501	23,875
UBS	1,616,323	25,686
Zurich Insurance Group ADR	1,348,600	36,925

		332,200

Taiwan — 1.0%
Advanced Semiconductor Engineering ADR	5,504,397	22,733
Fubon Financial Holding (B)	9,047,949	12,311
Hermes Microvision (B)	96,000	1,979
HON HAI Precision Industry (B)	2,715,000	7,575
Hwa Fong Rubber * (B)	383,000	83
Taishin Financial Holding (B)	2,389,610	984
Taiwan Semiconductor Manufacturing ADR	724,000	13,213
United Microelectronics (B)	3,643,000	1,373
United Microelectronics ADR (A)	1,211,600	2,242

		62,493

Thailand — 1.3%
Advanced Info Service	2,037,600	14,177
Airports of Thailand	238,300	945
Bangkok Bank	1,098,600	8,087
CP ALL	14,694,731	23,339
Kasikornbank	282,800	2,015
Krung Thai Bank	17,354,250	14,875
Pruksa Real Estate	2,545,300	2,567
Thaicom *	4,427,600	4,167
Thanachart Capital	998,600	1,511

Description	Shares	Market Value ($ Thousands)

Total Access Communication	3,974,400	$11,389

		83,072

Turkey — 1.3%
Akbank	3,875,575	18,832
KOC Holding ADR	482,350	12,782
Turk Hava Yollari *	2,165,095	8,980
Turkiye Garanti Bankasi	1,822,492	8,714
Turkiye Halk Bankasi	73,055	723
Turkiye Is Bankasi, Cl C	4,737,672	16,910
Turkiye Vakiflar Bankasi Tao, Cl D	4,525,161	13,888

		80,829

United Arab Emirates — 0.1%
Polarcus *	3,438,880	3,991

United Kingdom — 15.8%
3i Group	6,390,143	31,079
Aberdeen Asset Management	881,040	5,749
ARM Holdings	783,881	11,364
ARM Holdings ADR (A)	1,387,460	60,382
Ashtead Group	696,840	5,448
Associated British Foods	318,008	8,940
AstraZeneca	462,729	21,040
AstraZeneca ADR (A)	736,000	33,444
BAE Systems ADR	1,095,000	23,783
Barclays	8,146,538	37,964
Berkeley Group Holdings	164,170	4,747
BHP Billiton	120,926	3,835
BP	1,365,661	9,239
BP PLC ADR	452,886	18,297
British American Tobacco	489,883	25,539
Burberry Group	531,440	11,100
Cairn Energy *	970,496	4,003
Carnival	490,050	18,433
Diageo	1,294,261	38,900
Diageo ADR	105,800	12,665
Drax Group	152,300	1,422
EnQuest *	459,062	927
Eurasian Natural Resources	399,770	2,053
Home Retail Group (A)	1,009,815	1,950
HSBC Holdings	5,992,977	66,469
Imagination Technologies Group *	3,128,785	24,222
Imperial Tobacco Group	1,039,295	37,705
InterContinental Hotels Group	169,714	4,931
Intermediate Capital Group	95,940	569
Kazakhmys	228,688	2,149
Kingfisher	4,572,326	19,225
Marks & Spencer Group ADR	990,400	11,083
Micro Focus International	120,600	1,259
Mondi	476,401	6,107
Pace	116,725	413
Pearson	763,434	13,385
Persimmon	325,350	4,511
Petrofac	109,435	2,415
QinetiQ	448,082	1,396
Reckitt Benckiser Group	423,728	28,487
Rio Tinto	118,902	6,391
Rio Tinto ADR (A)	914,916	49,076
Rolls-Royce Holdings	1,163,940	18,163
Royal Bank of Scotland Group *	3,341,401	16,429

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Royal Dutch Shell, Cl A (GBP)	120,089	$3,956
Royal Dutch Shell, Cl A	1,344,438	44,257
Royal Dutch Shell ADR, Cl A	493,300	32,385
SABMiller	317,988	15,818
Sage Group	4,689,537	24,203
Sage Group ADR	577,600	11,956
Shire	1,049,952	32,912
Standard Chartered	915,541	24,960
Taylor Wimpey PLC	1,720,162	2,118
Tullow Oil	436,018	8,035
Unilever ADR	594,200	23,679
Vodafone Group	4,728,240	11,882
WH Smith	40,700	417
Whitbread	75,630	2,897
William Hill	559,001	3,434
Wolseley	86,200	4,065
WPP	2,147,994	34,366

		988,028

United States — 3.4%
Alon USA Energy	12,657	247
Altisource Residential, Cl B *	7,498	143
Amedisys	19,484	220
Axis Capital Holdings	639,600	26,051
Boise (A)	298,237	2,562
Calamos Asset Management, Cl A	36,343	406
Cambrex	100,750	1,160
Carnival	601,252	21,507
Central Garden and Pet *	35,753	316
Computer Sciences	16,929	813
ConocoPhillips	119,537	6,927
Delek US Holdings	97,114	3,628
Everest Re Group	217,716	27,129
Golden Star Resources * (A)	429,598	678
Marathon Petroleum	26,062	2,160
Phillips 66	272,638	17,165
RenaissanceRe Holdings	145,700	12,740
Schlumberger	339,885	26,460
Ternium ADR	71,858	1,447
Tesoro	207,826	11,688
Tyson Foods, Cl A (A)	45,273	1,026
Universal (A)	29,838	1,665
Virgin Media (A)	618,805	28,713
Western Refining (A)	38,884	1,396
Yum! Brands	298,570	19,550

		215,797

Total Common Stock (Cost $5,310,377) ($ Thousands)		6,071,159

PREFERRED STOCK — 0.8%

Brazil — 0.3%
Itau Unibanco Holding ADR (A)	1,009,467	17,827

Germany — 0.5%
Henkel	48,084	4,244
ProSiebenSat.1 Media	7,134	246
Volkswagen	119,273	26,080

		30,570

Total Preferred Stock (Cost $39,178) ($ Thousands)		48,397

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number Of Rights

RIGHTS — 0.0%

Chile — 0.0%
Enersis, Expires 03/26/13	51,294	$11

Total Rights (Cost $—) ($ Thousands)		11

AFFILIATED PARTNERSHIP — 9.4%
SEI Liquidity Fund, L.P. 0.120% †** (C)	588,777,361	588,777

Total Affiliated Partnership (Cost $588,777) ($ Thousands)		588,777

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	51,441,051	51,441

Total Cash Equivalent (Cost $51,441) ($ Thousands)		51,441

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bills
0.080%, 06/27/2013	$7,521	7,518

Total U.S. Treasury Obligation (Cost $7,519) ($ Thousands)		7,518

Total Investments — 108.0% (Cost $5,997,292) ($ Thousands) ††		$6,767,303

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	309	Mar-2013	$(320)
FTSE 100 Index	94	Mar-2013	137
Hang Seng Index	10	Mar-2013	27
S&P TSX 60 Index	27	Mar-2013	48
SPI 200 Index	24	Apr-2013	123
Topix Index	58	Mar-2013	130

			$145

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/8/13	EUR	17,652	USD	22,644	$(443)
5/8/13	USD	23,303	EUR	17,652	(217)
12/27/13	DKK	2,736	USD	486	6

					$(654)

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2013

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(480)	486	$6
State Street	(46,390)	45,730	(660)

			$(654)

For the period ended February 28, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,267,652 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $570,834 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2013 was $24,312 ($ Thousands) and represented 0.39% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $588,777 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $5,997,293 ($ Thousands), and the unrealized appreciation and depreciation were $931,535 ($ Thousands) and $(161,525) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$6,046,847	$24,305	$7	$6,071,159
Preferred Stock	48,397	—	—	48,397
Rights	11	—	—	11
U.S. Treasury Obligation	—	7,518	—	7,518
Affiliated Partnership	—	588,777	—	588,777
Cash Equivalent	51,441	—	—	51,441

Total Investments in Securities	$6,146,696	$620,600	$7	$6,767,303

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$145	$—	$—	$145
Forwards Contracts *	—	(654)	—	(654)

Total Other Financial Instruments	$145	$(654)	$—	$(509)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.1%

Argentina — 0.2%
MercadoLibre	1,100	$94

Australia — 1.8%
BC Iron	8,336	35
BGP Holdings *	4,500	—
BHP Billiton ADR	4,614	345
Commonwealth Bank of Australia	5,747	396
CSL	1,840	113
Iluka Resources	5,800	63
K&S	2,260	5
Troy Resources	2,528	8
Westpac Banking	2,739	86

		1,051

Austria — 1.9%
Conwert Immobilien Invest *	13,048	166
Erste Group Bank	6,707	216
Immobilien Anlagen	1,213	18
OMV	7,463	325
Schoeller-Bleckmann Oilfield Equipment	3,719	373
Strabag	1,589	39
Voestalpine	106	4

		1,141

Belgium — 0.1%
Recticel	4,647	36

Brazil — 2.1%
Banco Bradesco ADR	12,954	233
Banco do Brasil	34,500	460
Cia de Saneamento Basico do Estado de Sao Paulo *	1,700	82
Duratex	8,800	74
Embraer ADR	6,087	206
Natura Cosmeticos	7,465	193

		1,248

Canada — 4.5%
Agrium	2,900	301
Barrick Gold	2,960	90
Canadian National Railway	2,858	291
Canadian Natural Resources	6,700	205
Canadian Pacific Railway	820	100
Cenovus Energy	4,004	130
Chorus Aviation, Cl A	840	3
Cogeco	400	15
Exco Technologies	600	3
Imperial Oil	6,800	284
Intertape Polymer Group	6,340	57
Lululemon Athletica *	2,327	156
Magellan Aerospace *	1,300	4
Parkland Fuel	1,391	24
Potash Corp of Saskatchewan	5,603	225
Rogers Communications, Cl B	4,082	194
Talisman Energy	19,600	247
Teck Cominco, Cl B	7,100	221
Westjet Airlines	3,825	82

Description	Shares	Market Value ($ Thousands)

Yamana Gold	3,160	$46

		2,678

Chile — 0.0%
Enersis ADR	575	11

China — 6.3%
Agricultural Bank of China	456,000	235
Anhui Conch Cement	73,000	267
Baidu ADR *	2,635	239
Bank of China	642,000	303
China Construction Bank	381,000	314
China Merchants Bank	47,704	104
China Minzhong Food *	65,000	63
China Oilfield Services	153,800	326
China Railway Construction	63,400	67
China Shipping Container Lines *	589,000	175
Industrial & Commercial Bank of China	1,103,836	793
Mindray Medical International ADR	7,276	274
PICC Property & Casualty	56,000	80
Sinopharm Group	42,625	135
Tencent Holdings	3,422	118
Weichai Power	74,200	281

		3,774

Colombia — 0.5%
Bancolombia ADR, Cl R	4,170	271

Czech Republic — 0.3%
Komercni Banka	887	180

Denmark — 1.2%
GN Store Nord	3,530	63
Novo-Nordisk, Cl B	3,197	559
Pandora	2,560	69

		691

Finland — 0.8%
Atria, Cl A	1,580	14
HKScan, Cl A	2,192	11
Norvestia, Cl B	38	—
Orion, Cl B	6,944	206
Stora Enso, Cl R	518	4
Tieto	1,555	36
UPM-Kymmene	16,148	189

		460

France — 4.2%
Air Liquide	2,679	326
Arkema	860	87
BNP Paribas	5,304	299
Bongrain *	180	12
Burelle	95	31
Cie Lebon	46	6
Compagnie Generale des Etablissements Michelin, Cl B	5,277	472
Fleury Michon	114	6
Les Nouveaux Constructeurs
Investissement	2,195	18
L’Oreal	680	102

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

LVMH Moet Hennessy Louis Vuitton	2,203	$380
Publicis Groupe	4,265	282
Sanofi-Aventis	980	93
Societe Generale	6,050	233
UBISOFT Entertainment *	11,900	131

		2,478

Germany — 6.5%
Adidas	3,412	311
ADVA Optical Networking *	249	1
Allianz	1,444	198
Aurelius	375	24
BASF	6,634	626
Bayer	3,674	364
Borussia Dortmund GmbH & KGaA	6,049	24
Continental	996	117
CropEnergies	1,762	14
Deutsche Bank	7,143	328
Deutsche Lufthansa	10,310	208
Deutsche Wohnen	3,500	64
Freenet	3,653	82
Fresenius Medical Care	6,275	431
Hannover Rueckversicherung	50	4
Kabel Deutschland Holding	1,140	99
Koenig & Bauer *	76	2
Leifheit	624	29
Patrizia Immobilien *	5,233	45
SAP	4,772	373
Siemens	3,008	313
Volkswagen	1,142	236

		3,893

Greece — 0.1%
OPAP	6,490	55

Hong Kong — 4.0%
AIA Group	94,782	411
Allan International Holdings	11,683	4
Champion Technology Holdings	222,000	4
Chuang’s Consortium International	452,000	65
CNOOC	129,030	254
CSI Properties	1,960,000	90
Daphne International Holdings	162,000	195
Geely Automobile Holdings	125,000	69
Harbour Centre Development	7,000	13
Hong Kong Exchanges and Clearing	17,221	310
Hong Kong Ferry Holdings	10,000	11
Jardine Matheson Holdings	1,000	63
Keck Seng Investments	8,000	4
Luen Thai Holdings	201,000	44
Luk Fook Holdings International	17,000	56
Newocean Energy Holdings	134,000	79
Orient Overseas International	49,000	345
Pacific Century Premium Developments *	8,000	3
Pacific Textile Holdings	25,000	25
Shimao Property Holdings	32,000	64
SJM Holdings	29,000	72

Description	Shares	Market Value ($ Thousands)

TAI Cheung Holdings	63,000	$52
Techtronic Industries	32,000	64
Wing On International	24,111	76

		2,373

India — 1.1%
HDFC Bank ADR	2,010	77
ICICI Bank ADR	13,577	569

		646

Indonesia — 0.5%
Asahimas Flat Glass	3,000	2
Perusahaan Gas Negara Persero	133,500	66
Telekomunikasi Indonesia Persero ADR	5,029	224

		292

Ireland — 1.4%
Accenture, Cl A	4,432	330
Covidien	2,631	167
ICON *	11,034	344

		841

Israel — 0.6%
Ceragon Networks *	701	3
Check Point Software Technologies	4,121	216
Teva Pharmaceutical Industries ADR	2,900	109

		328

Italy — 0.9%
Danieli & C Officine Meccaniche	145	4
Enel	72,438	262
Exor	2,305	65
Fiat	35,417	190

		521

Japan — 10.6%
ABC-Mart	1,400	49
Amuse	700	14
AOI Electronic	200	3
Argo Graphics	1,200	18
Asahi Broadcasting	8,800	73
AT-Group	4,000	60
Belluna	5,450	41
Bridgestone	370	11
Cawachi	400	8
C-Cube	6,600	27
Chuo Spring	3,000	10
Cleanup	500	3
Coca-Cola Central Japan	2,100	29
Computer Engineering & Consulting	8,000	50
Daihatsu Motor	3,000	61
Daiwa House Industry	16,000	295
Daiwa Securities Group	2,000	12
Dena	2,500	70
Denso	13,500	569
East Japan Railway	1,300	96
Faith	153	19
FANUC	1,063	165
FJ Next	3,700	31
F-Tech	300	4

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Fuji Kiko *	2,000	$7
Fujitec	4,000	33
Fukuda Denshi	300	10
Futaba Industrial	10,300	44
Gamecard-Joyco Holdings	1,000	17
Happinet	9,400	81
Hitachi	82,000	462
Hokkaido Coca-Cola Bottling	2,000	9
Hokkan Holdings	5,000	16
Hokuriku Gas	13,000	33
Honda Motor ADR	8,785	329
Ichikoh Industries *	3,000	5
IT Holdings	200	3
Japan Airlines	1,500	72
Japan Exchange Group	231	18
Jidosha Buhin Kogyo	1,000	5
JK Holdings	2,300	11
Kamei	4,000	43
KDDI	3,119	235
Keiyo Gas	1,000	5
Kohsoku	400	4
Komatsu	11,048	280
Komatsu Wall Industry	1,600	30
KRS	5,300	54
KU Holdings	700	5
Maeda Road Construction	13,000	187
Marubun	2,400	11
Maruka Machinery	300	4
Maruzen - General Commercial Kitchen Appliances & Equipment	4,000	31
Medipal Holdings	1,200	16
Mimasu Semiconductor Industry	1,500	12
Mitani	4,800	74
Murakami	1,000	14
Nagawa	300	5
Nakayo Telecommunications	4,000	12
Namura Shipbuilding	7,200	49
Nichireki	3,363	24
NIFTY	20	32
Nihon Tokushu Toryo	1,600	7
Nippon Steel & Sumitomo Metal	74,000	201
Nippon Telegraph & Telephone	7,100	327
Nishikawa Rubber	400	6
Nisshin Fudosan	5,200	34
Nissin Sugar Holdings	2,300	51
Oriental Land	600	89
Pacific Industrial	1,700	10
Resona Holdings	14,900	69
Rokko Butter	2,800	18
San-Ai Oil	2,691	13
Sankyo Frontier	2,000	13
Secom	6,600	340
Seibu Electric Industry	2,000	9
Seino Holdings	20,000	151
Senshu Electric	5,000	59
Shidax	2,600	15
Shin Nippon Air Technologies	2,000	11
Shiroki	9,000	22
Sinko Industries	1,100	9
SKY Perfect JSAT Holdings	55	28
Soken Chemical & Engineering	700	9

Description	Shares	Market Value ($ Thousands)

Sumitomo Densetsu	3,600	$46
Tachikawa	700	4
TKC	2,900	52
Tokai	1,600	47
Tokyo Energy & Systems	1,000	5
Tosho Printing	3,000	5
Toyota Motor	10,917	564
Vital KSK Holdings	1,400	13
Warabeya Nichiyo	5,900	94
Yachiyo Industry	600	4
Zojirushi	2,000	7

		6,332

Malaysia — 0.2%
AMMB Holdings	11,600	24
DRB-Hicom	18,300	15
Faber Group	44,700	21
Gamuda	49,500	62

		122

Mexico — 1.0%
Cemex ADR *	11,379	122
Fomento Economico Mexicano ADR	580	65
Grupo Financiero Banorte, Ser O	3,700	27
Grupo Financiero Santander Mexico ADR *	12,099	181
Grupo KUO De	900	2
Wal-Mart de Mexico	69,505	218

		615

Netherlands — 3.2%
ASML Holding	3,452	246
Core Laboratories	4,436	609
European Aeronautic Defense and Space	6,258	321
ING Groep	288	2
Koninklijke Philips Electronics	2,617	74
SNS Reaal *	1,762	2
Unilever	13,903	540
Yandex, Cl A *	5,914	137

		1,931

New Zealand — 0.0%
Air New Zealand	8,185	9

Norway — 1.0%
DnB	28,709	429
Norsk Hydro	41,673	185

		614

Peru — 0.2%
Credicorp	590	88

Philippines — 0.5%
Lopez Holdings	1,077,100	199
Megaworld	500,000	48
Metropolitan Bank & Trust	20,230	57

		304

Poland — 0.8%
Getin Holding *	3,605	3
KGHM Polska Miedz	4,354	248

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Polski Koncern Naftowy Orlen *	9,007	$152
Powszechny Zaklad Ubezpieczen	500	64

		467

Portugal — 0.0%
Portucel	4,792	17

Russia — 0.2%
Surgutneftegas ADR	12,767	121

Singapore — 1.4%
ASL Marine Holdings	12,000	7
Bukit Sembawang Estates	11,000	62
DBS Group Holdings	23,000	281
Golden Agri-Resources	8,000	4
GP Batteries International	11,708	11
Keppel	8,000	75
Oversea-Chinese Banking	2,000	16
Popular Holdings	41,000	9
QAF	39,000	28
United Industrial	79,000	185
UOL Group	25,600	135

		813

South Africa — 0.2%
Coronation Fund Managers	12,090	64
Woolworths Holdings	10,010	72

		136

South Korea — 3.7%
Hanjin Shipping *	6,226	63
Hyundai Mobis	1,091	315
Hyundai Motor *	1,031	208
Kia Motors	603	31
LG.Philips LCD *	510	14
POSCO	467	152
Samsung Electronics	794	1,132
SK Holdings *	926	151
Taekwang Industrial	123	118
YESCO	700	21

		2,205

Spain — 0.5%
Amadeus IT Holding, Cl A	10,589	271

Sweden — 1.6%
AarhusKarlshamn	612	29
Getinge, Cl B	14,812	447
Hennes & Mauritz, Cl B	7,733	279
Husqvarna, Cl B	10,973	68
Svenska Cellulosa, Cl B	243	6
Swedbank, Cl A	5,720	138

		967

Switzerland — 6.0%
Credit Suisse Group ADR	7,276	195
Dufry Group *	470	64
Emmi	47	13
Julius Baer Group	4,260	162
Nestle	4,517	317
Novartis	5,078	346
Novartis ADR	5,145	349

Description	Shares	Market Value ($ Thousands)

OC Oerlikon	3,988	$49
Roche Holding	4,861	1,118
Swatch Group, Cl B	152	87
Swiss Life Holding	774	128
Swiss Re	1,500	120
Syngenta	706	301
Transocean	6,300	330

		3,579

Taiwan — 1.9%
Advanced Semiconductor Engineering ADR	77,579	320
Asia Polymer (A)	45,000	39
Asustek Computer (A)	1,647	20
CMC Magnetics * (A)	78,000	13
Elitegroup Computer Systems (A)	52,000	18
Formosa Chemicals & Fibre (A)	5,000	13
Formosa Petrochemical (A)	7,000	20
HON HAI Precision Industry (A)	8,131	23
HON HAI Precision Industry GDR	31,050	174
Largan Precision (A)	2,000	55
Nan Ya Plastics (A)	6,000	12
Pegatron * (A)	3,633	5
Quanta Computer (A)	8,000	17
Taiwan Semiconductor Manufacturing ADR	20,686	377
Yageo * (A)	72,000	22
Zenitron (A)	23,000	14

		1,142

Thailand — 0.9%
Advanced Info Service	25,400	176
BTS Group Holdings	237,200	68
Minor International	92,500	90
PTT (Foreign)	13,000	153
Total Access Communication	24,400	70

		557

Turkey — 1.5%
Akbank	52,657	256
Koza Altin Isletmeleri	2,560	61
Turkiye Garanti Bankasi	24,692	118
Turkiye Halk Bankasi	7,860	78
Turkiye Is Bankasi, Cl C	65,354	233
Turkiye Vakiflar Bankasi Tao, Cl D	38,552	118

		864

United Kingdom — 16.3%
Aberdeen Asset Management	9,970	65
Amec	4,900	78
ARM Holdings	11,106	161
ARM Holdings ADR	19,451	847
Associated British Foods	5,037	142
AstraZeneca	6,874	313
Avocet Mining	4,498	1
Barclays	43,067	201
BHP Billiton	6,058	192
BP	21,255	144
BP PLC ADR	8,571	346
British American Tobacco	7,296	380
Burberry Group	8,954	187
Carnival	6,121	230
Dart Group	7,297	16
Diageo	17,593	529

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Eurasian Natural Resources	10,767	$55
Gem Diamonds	15,406	38
GKN	19,240	80
HSBC Holdings	68,871	763
Impellam Group	800	5
Imperial Tobacco Group	5,677	206
Johnson Service Group	14,781	9
Kazakhmys	6,821	64
Kingfisher	68,287	287
Lavendon Group	8,308	22
Meggitt	12,780	88
Pearson	10,139	178
QinetiQ	2,709	8
Reckitt Benckiser Group	5,908	397
Rio Tinto	3,938	212
Rio Tinto ADR	6,743	362
Rolls-Royce Holdings	22,482	351
Royal Bank of Scotland Group *	41,650	205
SABMiller	4,480	223
Shire	17,113	536
Standard Chartered	13,038	356
Standard Life	23,600	126
Subsea 7	13,680	325
Trinity Mirror *	27,435	49
Tullow Oil	6,210	114
Unilever ADR	8,342	332
Vodafone Group	66,544	167
Whitbread	1,690	65
William Hill	12,880	79
WPP	10,666	171

		9,705

United States — 3.7%
Adams Resources & Energy	276	11
Alon USA Energy	1,077	21
Carnival	8,424	301
Everest Re Group	2,928	365
Marathon Petroleum	3,381	280
Phillips 66	4,718	297
Schlumberger	4,826	376
Star Gas Partners	2,528	11
Ternium ADR	2,513	51
Valero Energy	3,894	178
Yum! Brands	4,340	284

		2,175

Total Common Stock (Cost $50,830) ($ Thousands)		56,096

PREFERRED STOCK — 1.1%

Brazil — 0.5%
Itau Unibanco Holding ADR	16,100	284

Germany — 0.7%
Draegerwerk	200	26
Henkel	1,040	92
RWE	88	3
Volkswagen	1,264	276

		397

Total Preferred Stock (Cost $532) ($ Thousands)		681

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number Of Rights

RIGHTS — 0.0%

Chile — 0.0%
Enersis, Expires 03/26/13 *	290	$—

Total Rights (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	828,703	829

Total Cash Equivalent (Cost $829) ($ Thousands)		829

U.S. TREASURY OBLIGATION (B) (C) — 0.1%
U.S. Treasury Bills
0.083%, 06/27/2013	$61	61

Total U.S. Treasury Obligation (Cost $61) ($ Thousands)		61

Total Investments — 96.7% (Cost $52,252) ($ Thousands) ††		$57,667

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	7	Mar-2013	$(2)
FTSE 100 Index	2	Mar-2013	2
S&P TSX 60 Index	1	Mar-2013	7
Topix Index	2	Mar-2013	4

			$11

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Settlement Date	Currency to Deliver(Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
5/8/13	EUR	263	USD	337	$(7)
5/8/13	USD	347	EUR	263	(3)

					$(10)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
State Street	(691)	681	$(10)

For the period ended February 28, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2013

Percentages are based on a Net Assets of $59,621 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2013 was $271 ($ Thousands) and represented 0.45% of Net Assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts. (C) The rate reported is the effective yield at time of purchase.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $52,252 ($ Thousands), and the unrealized appreciation and depreciation were $7,411 ($ Thousands) and $(1,996) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,825	$271	$—	$56,096
Preferred Stock	681	—	—	681
Rights	—	—	—	—
U.S. Treasury Obligation	—	61	—	61
Cash Equivalent	829	—	—	829

Total Investments in Securities	$57,335	$332	$—	$57,667

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$11	$—	$—	$11
Forwards Contracts *	—	(10)	—	(10)

Total Other Financial Instruments	$11	$(10)	$—	$1

*	Futures and forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 28, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 22.9%
Acquisitions Cogeco Cable II, Term Loan B
4.500%, 09/20/2019	$249	$252
Advanstar Communications, 1st Lien
2.570%, 06/02/2014	515	460
Advantage Sales & Marketing
0.000%, 12/18/2017 (A)	631	634
Advantage Sales and Marketing, Term Loan
9.250%, 12/12/2017	686	691
5.250%, 12/12/2017	982	986
Affinion Group Holdings
6.500%, 07/16/2015	984	910
Air Medical Group Holdings, Term Loan B1
6.500%, 06/30/2018	1,400	1,426
Alere, Term Loan B
4.750%, 06/30/2017	499	504
Alliance Laundry Systems LLC, Term Loan B
5.500%, 12/07/2018	1,485	1,491
Alliant Holdings, Term Loan, Tranche 1
5.000%, 12/07/2019	1,500	1,511
Allison Transmission
4.250%, 08/23/2019	995	1,004
American Renal Holdings, Term Loan
0.000%, 08/14/2019 (A)	1,350	1,347
American Rock Salt, Term Loan B
5.500%, 04/25/2017	743	735
Ameristar Casinos, Term Loan B
4.000%, 04/14/2018	300	302
Apex Tool Group, LLC, Term Loan B
0.000%, 01/25/2020 (A)	1,500	1,515
Aramark US
0.158%, 07/26/2016	27	28
Aramark, Term Loan
3.452%, 07/26/2016	463	466
Aramark, Term Loan C
3.561%, 07/26/2016	878	882
Aramark, Term Loan D
0.000%, 08/22/2019 (A)	1,000	1,003
Arris Group, Term Loan B, 1st Lien
0.000%, 02/07/2020 (A)	845	843
Assuramed, 1st Lien
9.250%, 04/19/2020	700	713
5.500%, 10/23/2019	600	602
Asurion LLC, 1st Lien
5.500%, 06/10/2018	200	201
Asurion, 1st Lien
5.500%, 05/24/2018	684	686
Asurion, Term Loan, 1st Lien
5.500%, 06/10/2018	472	473
August Lux UK Holding
6.250%, 04/27/2018	592	596
August US Holding
6.250%, 04/27/2018	455	459

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avaya, Term Loan B-1
4.812%, 10/26/2014	$82	$81
Avaya, Term Loan B-3
4.788%, 10/26/2017	818	761
Bass Pro Group LLC, Term Loan B
4.000%, 11/15/2019	1,000	1,005
Berry Plastics, Term Loan D
0.000%, 02/04/2020 (A)	2,000	1,987
Biomet, Term Loan B1
3.954%, 07/25/2017	714	719
Biomet, Term Loan B2
4.060%, 07/25/2017	677	682
Biomet, Term Loan B3
3.952%, 07/25/2017	30	31
BJ’S Wholesale Club, Term Loan
0.000%, 09/26/2019 (A)	1,247	1,248
Black Press US Partnership, Tranche B-1
2.242%, 08/02/2013	353	348
Black Press US Partnership, Tranche B-2
2.242%, 08/02/2013	214	211
Booz Allen Hamilton, Term Loan B
4.500%, 07/27/2019	1,197	1,207
0.000%, 07/27/2019 (A)	800	807
Boyd Acquisition
5.750%, 08/03/2017	1,000	1,014
Bright Horizons Family Solutions LLC, Term Loan
4.000%, 01/24/2020	350	352
Burlington Coat Factory, Term Loan B
5.500%, 02/23/2017	470	475
Calpine
4.500%, 04/01/2018	295	296
Cannery Casino Resorts LLC
6.000%, 10/02/2018	299	303
CDW
3.702%, 10/12/2014	244	245
Cedar Fair, L.P.
4.000%, 12/15/2017	829	830
Cengage Learning Holdco
2.710%, 06/28/2014	969	758
Cequel Communications
4.000%, 02/14/2019	1	1
4.000%, 02/10/2019	497	500
Ceridian, Extended Term Loan
5.952%, 05/09/2017	937	947
Charter Communications, Term Loan C
3.460%, 09/06/2016	267	268
Citco
5.500%, 06/29/2018	1,383	1,384
Colfax Refinanced, Term Loan A1
0.000%, 01/13/2017 (A)	923	925
Colfax, Term Loan A1
0.000%, 01/13/2017 (A)	279	276
Commscope
4.250%, 01/14/2018	543	546
Commscope, Term Loan, Tranche 1
4.250%, 01/14/2018	1	1

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Community Health Systems, Term Loan B
3.811%, 01/25/2017	$22	$23
3.810%, 01/25/2017	839	845
ConvaTec Dollar
5.000%, 12/22/2016	1,262	1,275
Cristal Inorganic Chemicals US
6.061%, 11/15/2014	500	500
Cumulus Media Holdings
0.000%, 09/16/2018 (A)	500	505
Cumulus Media Holdings, Term Loan
4.500%, 09/17/2018	1,496	1,510
0.000%, 09/17/2018 (A)	287	290
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	686	697
David’s Bridal
5.000%, 10/05/2019	1,100	1,111
Davita, Term Loan B2
4.000%, 08/23/2019	1,000	1,007
Del Monte Foods
4.000%, 03/08/2018	1,325	1,330
Dex Media West
7.000%, 10/24/2014	1,157	882
Digitalglobe, Term Loan B1
0.000%, 01/25/2020 (A)	750	753
Dole Food, Tranche B-2
6.000%, 07/08/2018	5	5
5.000%, 07/08/2018	133	132
Dunkin Brands
4.000%, 11/23/2017	485	486
Dunkin Brands, Term Loan
4.000%, 11/23/2017	97	97
Dunkin Brands, Term Loan B2
4.000%, 11/23/2017	102	102
DuPont Performance Coatings, Term Loan B
0.000%, 01/18/2020 (A)	2,000	2,024
Eagle Parent
5.000%, 05/16/2018	1,392	1,394
Emergency Medical Services, Initial Term Loan
5.250%, 04/27/2018	169	169
5.250%, 05/25/2018	1,071	1,072
EMI Music Publishing
0.000%, 03/05/2018 (A)	250	253
Endurance International, 2nd Lien
10.250%, 05/08/2020	217	217
Endurance International, Term Loan, 1st Lien
6.250%, 11/06/2019	727	733
Energy Transfer Partners
3.750%, 03/24/2017	550	552
EP Energy LLC, Term Loan
5.000%, 04/10/2018	800	807
EP Energy LLC, Term Loan, Tranche 1
4.500%, 04/26/2019	500	505
Equinox Fitness Club, 1st Lien
5.500%, 11/16/2019	1,500	1,515
Essential Power, Term Loan
5.500%, 08/07/2019	770	778

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Federal Mogul
2.148%, 12/29/2014	$106	$99
2.138%, 12/29/2014	554	515
Federal Mogul, Term Loan C
2.138%, 12/28/2015	301	281
1.937%, 12/28/2015	35	33
Fibertech Networks, LLC, Term Loan B
5.750%, 11/30/2016	978	982
First Data, Term Loan
4.202%, 03/23/2018	1,436	1,418
0.000%, 09/30/2018 (A)	667	666
First Data, Term Loan B-3
2.955%, 09/24/2014	3	3
Firth Rixson Limited, Term Loan
5.500%, 06/30/2017	500	502
Fortescue Metals Group Ltd.
5.250%, 10/18/2017	549	555
Freescale Semiconductor
4.452%, 12/01/2016	852	852
Freescale Semiconductor, Term Loan
0.000%, 02/13/2020 (A)	500	498
Generac Power Systems, Term Loan B
6.250%, 06/22/2018	592	603
Genesys Telecom
4.000%, 01/31/2020	87	87
Genpact International, Term Loan B
4.250%, 08/17/2019	1,247	1,259
0.000%, 08/17/2019 (A)	234	237
Gibson Energy, Term Loan B
4.750%, 06/15/2018	985	994
Global Cash Access
7.000%, 02/01/2016	344	347
Gray Television, Term Loan B
4.750%, 10/11/2019	964	973
Greeneden U.S. Holdings II, LLC, Term Loan B
0.000%, 01/31/2020 (A)	780	783
Grohe Holdings, Term Loan
6.750%, 05/18/2017	380	382
Guitar Center, Term Loan
5.560%, 04/09/2017	1,000	986
Hamilton Sundstrand, Special Refinance, Term Loan
0.000%, 12/05/2019 (A)	1,100	1,100
Harbor Freight Tools, Term Loan
5.500%, 11/14/2017	746	754
Harron Communications, Term Loan B
5.000%, 10/06/2017	585	589
HCA, Term Loan B2
3.561%, 03/31/2017	300	301
Hologic, Term Loan B
4.500%, 08/01/2019	498	503
Houghton International, Term Loan
5.250%, 12/13/2019	250	252
Hub International
4.702%, 06/13/2017	1,630	1,646
IMS Health
4.500%, 08/31/2017	2,085	2,090

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ineos Holdings Ltd., Cov-Lite
6.500%, 05/04/2018	$1,596	$1,628
Integra Telecom, Term Loan
0.000%, 02/19/2019 (A)	940	950
Intelsat Bermuda, Term Loan
3.205%, 02/01/2014	450	449
Intelsat Jackson Holdings, Term Loan B1
4.500%, 04/02/2018	743	750
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	267	262
Inventiv Health, Term Loan B
7.500%, 08/04/2016	600	590
J. Crew
4.500%, 03/07/2018	1,980	1,981
Kronos, 1st Lien
5.500%, 10/30/2019	998	1,006
Kronos, Initial Term Loan,1st Lien
5.500%, 10/30/2019	3	3
Lamar Media
4.000%, 12/30/2016	17	17
Language Line, Term Loan B
6.250%, 06/20/2016	460	457
Lawson Software, Term Loan B
5.250%, 04/05/2018	1,145	1,157
Leslie’s Poolmart, Term Loan B
5.250%, 10/16/2019	98	99
2.000%, 10/11/2019	2	—
0.000%, 10/11/2019 (A)	1,000	1,011
Level 3 Communications
5.250%, 08/01/2019	600	606
Lifepoint Hospitals, Term Loan
0.000%, 07/31/2017 (A)	360	362
Live Nation Entertainment
4.500%, 11/07/2016	963	968
Medimedia USA, Term Loan B
6.250%, 08/15/2014	298	274
Meg Energy, Initial Term Loan
4.000%, 03/18/2018	642	643
MGM Resorts International, Term Loan B
4.250%, 12/20/2019	257	260
MGM Resorts International, Term Loan B1
4.250%, 12/20/2019	743	751
Michaels Stores, Term Loan B
0.000%, 01/24/2020 (A)	1,500	1,503
Midcontinent Communications, Term Loan B
5.250%, 12/31/2016	—	—
4.000%, 12/31/2016	499	499
MTL Publishing, Term Loan B
5.500%, 06/29/2018	748	756
Navistar International
7.000%, 08/17/2017	1,347	1,361
NCI Building Systems, Term Loan, 1st Lien
8.000%, 06/22/2018	880	885
NeimanMarcus Group
4.750%, 05/16/2018	1,096	1,096
Nelson Education, Term Loan B- 1
2.811%, 07/04/2014	782	598

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NEP Supershooters, L.P.
5.250%, 01/18/2020	$450	$451
NewPage, Term Loan
7.750%, 11/16/2018	600	610
Nielsen Finance
2.208%, 08/09/2013	87	87
NiemanMarcus Group, Term Loan
4.750%, 05/16/2018	145	145
NRG Energy, Term Loan, 1st Lien
0.000%, 07/01/2018 (A)	1,195	1,201
NRG Energy, Term Loan B
0.000%, 07/01/2018 (A)	250	251
NXP
5.500%, 03/03/2017	995	1,014
4.500%, 03/03/2017	472	478
NXP Semiconductors, Incremental Term Loan C
4.750%, 01/11/2020	2,000	2,031
Ocwen Financial, Term Loan B1
0.000%, 02/15/2018 (A)	500	506
Penn National Gaming, Term Loan B
3.750%, 07/16/2018	499	501
PETCO Animal Supplies, Term Loan
4.500%, 11/24/2017	1,000	1,007
0.000%, 11/24/2017 (A)	500	504
Phillips-Van Heusen, Term Loan B
0.000%, 12/19/2019 (A)	700	706
Pilot Travel Centers, LLC, Term Loan Tranche B
4.250%, 08/06/2019	998	1,007
Progressive Waste Solutions, Term Loan B
3.500%, 10/22/2019	150	151
Proquest, Term Loan B
6.000%, 04/13/2018	496	499
Quintiles Transnational, Term Loan B
4.500%, 06/08/2018	1,031	1,040
Raycom TV Broadcasting, Tranche B
4.250%, 05/31/2017	589	587
RE/MAX International
5.500%, 04/16/2016	688	691
Realogy, Extended Synthetic Term Loan
4.400%, 10/10/2016	89	89
Realogy, Extended Term Loan
4.434%, 10/10/2016	988	988
Rite Aid, Term Loan
0.000%, 02/07/2020 (A)	1,500	1,503
Riverbed Technology, Term Loan Tranche 1
4.000%, 12/13/2019	1,000	1,011
Roundy’s Supermarkets, Term Loan B
5.750%, 02/13/2019	993	938
San Juan Cable Holdings, Term Loan B
6.000%, 06/09/2017	1,988	2,003
Sealed Air, Term Loan B
4.000%, 10/03/2018	707	715

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seaworld Parks & Entertainment, Term Loan B
4.000%, 08/17/2017	$399	$401
Sedgwick Claims Management
5.000%, 12/31/2016	1,092	1,095
Sensata Technologies
3.750%, 05/12/2018	985	991
Sequa, Term Loan B
5.250%, 05/29/2017	750	759
Serta Simmons Holdings, Term Loan B
5.000%, 10/01/2019	1,200	1,211
Sheridan Healthcare, Cov-Lite Term Loan
6.000%, 06/29/2018	697	699
Sheridan Healthcare, Term Loan
0.000%, 06/29/2018 (A)	499	501
Sheridan Holdings, Term Loan
9.000%, 06/29/2019	250	254
Smart & Final, Cov-Lite Term Loan
5.000%, 11/08/2019	1,000	1,009
Smart Technologies
3.202%, 08/28/2014	490	466
Solvest, Tranche C-2
6.000%, 07/08/2018	5	5
5.000%, 07/08/2018	220	218
4.250%, 07/08/2018	22	22
Sophos Public, Ltd.
6.500%, 05/10/2019	1,247	1,252
Standard Aero, Term Loan B2
6.250%, 10/19/2018	311	316
Star West Generation, Term Loan B
6.000%, 05/17/2018	1,113	1,115
Stations Casinos LLC, Term Loan B
5.500%, 09/18/2019	998	1,003
Sungard Data Systems
3.937%, 02/28/2016	179	180
3.827%, 02/28/2016	348	349
Sungard Data Systems (Solar Capital) Tranche 1
4.500%, 01/31/2020	300	302
Sungard Data Systems, Term Loan B
3.830%, 02/28/2016	90	90
Surgical Care Affiliates, LLC, Term Loan B
4.311%, 12/29/2017	1,396	1,395
Syniverse Magellan Financial
0.000%, 04/20/2019 (A)	1,250	—
Telesat Canada, Term Loan B
4.250%, 03/28/2019	398	401
Terex
4.500%, 04/28/2017	494	499
Texas Competitive
4.810%, 10/10/2017	120	82
4.792%, 10/10/2017	173	118
Texas Competitive, Extended Term Loan
4.699%, 10/10/2017	571	390
The Pantry, Term Loan B
5.750%, 07/26/2019	998	1,006

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

The Yankee Candle
5.250%, 04/02/2019	$677	$681
Trans Union LLC, Term Loan B
0.000%, 02/10/2018 (A)	500	503
Transdigm, Term Loan
4.000%, 02/14/2017	490	491
Transdigm, Term Loan B
4.000%, 02/14/2017	499	500
TransUnion LLC, Term Loan
5.500%, 02/10/2018	583	587
Tribune, Term Loan Tranche 1
4.000%, 12/31/2019	1,200	1,205
Tronox, 1st Lien
4.250%, 02/08/2018	214	214
Tronox, Term Loan B
4.250%, 02/03/2018	781	781
TWCC Holding, Term Loan
4.250%, 02/13/2017	788	794
TWCC Holding, Term Loan B
0.000%, 02/11/2017 (A)	1,000	1,007
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	984	981
United Surgical Partners International, Term Loan
5.250%, 04/19/2017	1,079	1,081
Universal Health Services, Term Loan B
3.750%, 11/15/2016	210	210
Univision
0.000%, 02/22/2020 (A)	1,000	995
Univision Communications, Term Loan B
4.452%, 03/31/2017	955	955
UPC Broadband Holding
3.702%, 12/31/2017	1,000	1,003
Valeant Pharmaceuticals International, Term Loan
4.250%, 09/27/2019	1,000	1,004
Valeant Pharmaceuticals International, Term Loan B
4.250%, 02/13/2019	149	150
Vanguard Health, Term Loan
5.000%, 01/29/2016	1,768	1,775
Verint Systems, Term Loan B
4.500%, 10/27/2017	300	300
Verint Systems, Term Loan B, 1st Lien
0.000%, 10/06/2017 (A)	480	480
Virgin Media Investment, Term Loan B
0.000%, 02/15/2020 (A)	1,800	1,789
VWR Funding, Term Loan B
4.452%, 04/03/2017	399	402
VWR Funding, Term Loan B1
4.202%, 04/03/2017	875	879
0.000%, 04/03/2017 (A)	700	703
Walter Energy, Term Loan B
5.750%, 04/02/2018	703	704
Warner Chilcott, Term Loan B1
4.250%, 03/15/2018	110	111
4.250%, 03/14/2018	289	292

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Warner Chilcott, Term Loan B2
4.250%, 03/14/2018	$89	$90
Warner Chilcott, Term Loan B3
4.250%, 03/15/2018	199	201
Waste Industries USA, Term Loan B
4.750%, 03/16/2017	983	987
0.000%, 03/17/2017 (A)	400	402
WCA Waste
5.500%, 03/23/2018	495	499
WCA Waste Systems, Term Loan B
5.500%, 03/23/2018	1	1
Web.com Group, Term Loan Tranche 1
5.500%, 10/27/2017	998	1,007
Weight Watchers International, Term Loan F
4.000%, 03/15/2019	744	747
West, Term Loan B
5.750%, 06/02/2018	844	846
0.000%, 06/30/2018 (A)	150	150
Wide Open West Finance, LLC
6.250%, 07/17/2018	398	403
0.000%, 07/12/2018 (A)	319	323
Windstream, Term Loan B4
3.500%, 01/10/2020	2,000	2,012
Zayo Bandwidth LLC, Term Loan
5.250%, 07/02/2019	1	1
Zayo Group, Term Loan B
5.250%, 07/02/2019	263	264

Total Loan Participations (Cost $166,466) ($ Thousands)		167,062

CORPORATE OBLIGATIONS — 4.4%

Consumer Discretionary — 0.4%
Amazon.com
0.650%, 11/27/2015	150	150
Cedar Fair
5.250%, 03/15/2021 (B)	1,650	1,650
Comcast
5.850%, 11/15/2015	100	113
Daimler Finance North America LLC
1.250%, 01/11/2016 (B)	200	201
Newell Rubbermaid
2.000%, 06/15/2015	125	127
Target
0.473%, 07/18/2014 (C)	200	201
Viacom
1.250%, 02/27/2015	95	96
Walt Disney MTN
0.450%, 12/01/2015	200	199

		2,737

Consumer Staples — 0.7%
AbbVie
1.055%, 11/06/2015 (B)(C)	125	127
American Renal Holdings
8.375%, 05/15/2018	250	263

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	$100	$100
0.665%, 07/14/2014 (C)	100	100
Ceridian
8.875%, 07/15/2019 (B)	475	536
CHS
7.125%, 07/15/2020	1,175	1,266
ConAgra Foods
1.300%, 01/25/2016	175	176
Costco Wholesale
0.650%, 12/07/2015	225	226
Elizabeth Arden
7.375%, 03/15/2021	100	111
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	25	25
General Mills
0.006%, 01/29/2016 (C)	300	301
Heineken
0.800%, 10/01/2015 (B)	75	75
Kellogg
0.522%, 02/13/2015 (C)	300	300
Kraft Foods Group
1.625%, 06/04/2015	125	127
Michael Foods Holding PIK
8.500%, 07/15/2018 (B)	220	226
PepsiCo
0.800%, 08/25/2014	120	121
Reynolds American
1.050%, 10/30/2015	50	50
Reynolds Group Issuer
6.875%, 02/15/2021	185	198
5.750%, 10/15/2020	415	428
United Rentals North America
5.750%, 07/15/2018	100	108

		4,864

Energy — 0.4%
Canadian Natural Resources
5.700%, 05/15/2017	150	176
Energy Transfer Equity
7.500%, 10/15/2020	500	571
EP Energy LLC
7.750%, 09/01/2022 (B)	215	233
Kinder Morgan Energy Partners
5.000%, 12/15/2013	186	192
MEG Energy
6.375%, 01/30/2023 (B)	1,000	1,035
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 (B)	400	413
Total Capital Canada
0.683%, 01/15/2016 (C)	130	130
TransCanada PipeLines
0.750%, 01/15/2016	250	250

		3,000

Financials — 1.2%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/2013	100	101
American Express Credit MTN
1.411%, 06/12/2015 (C)	206	210
American Honda Finance
1.850%, 09/19/2014 (B)	200	203

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American International Group
4.250%, 09/15/2014	$150	$157
Bank of America
1.500%, 10/09/2015	200	201
1.250%, 01/11/2016	200	199
Bank of Montreal MTN
0.780%, 09/11/2015 (C)	125	126
Bank of New York Mellon MTN
3.100%, 01/15/2015	140	147
Bank of Nova Scotia
0.525%, 10/10/2014 (C)	150	150
BB&T
1.001%, 04/28/2014 (C)	125	126
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	125	125
Capital One Financial
2.150%, 03/23/2015	150	153
Caterpillar Financial Services MTN
1.375%, 05/20/2014	95	96
Citigroup
4.875%, 05/07/2015	225	240
0.581%, 06/09/2016 (C)	150	145
Daimler Finance North America LLC
0.905%, 01/09/2015 (B)(C)	200	201
General Electric Capital MTN
1.162%, 05/09/2016 (C)	150	151
1.000%, 12/11/2015	125	126
1.000%, 01/08/2016	100	100
Goldman Sachs Group MTN
1.600%, 11/23/2015	150	151
Hartford Financial Services Group
4.625%, 07/15/2013	81	82
HSBC Bank
0.740%, 05/15/2013 (B)(C)	200	200
HSBC USA
2.375%, 02/13/2015	150	155
Hyundai Capital America
1.625%, 10/02/2015 (B)	35	35
International Lease Finance
6.500%, 09/01/2014 (B)	200	214
Intesa Sanpaolo
3.125%, 01/15/2016	200	197
John Deere Capital
0.950%, 06/29/2015	150	151
JPMorgan Chase
1.201%, 01/25/2018 (C)	200	202
0.908%, 02/26/2016 (C)	125	125
JPMorgan Chase Capital XXI
5.279%, 02/02/2037 (C)	250	195
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (B)	175	179
1.500%, 01/10/2018 (B)	260	259
Monumental Global Funding
0.504%, 01/15/2014 (B)(C)	230	230
Morgan Stanley
1.538%, 02/25/2016 (C)	300	301
National Rural Utilities Cooperative Finance MTN
0.380%, 02/18/2014 (C)	250	250
PACCAR Financial MTN
0.566%, 02/08/2016 (C)	250	250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNC Bank
0.800%, 01/28/2016	$250	$251
Principal Life Global Funding II
1.000%, 12/11/2015 (B)	95	95
0.930%, 07/09/2014 (B)(C)	25	25
Reinsurance Group of America
5.625%, 03/15/2017	200	228
Royal Bank of Canada MTN
0.603%, 04/17/2014 (C)	250	251
0.535%, 01/06/2015 (C)	250	250
Royal Bank of Scotland Group
2.550%, 09/18/2015	55	57
Simon Property Group, L.P. ‡
6.750%, 05/15/2014	200	211
Standard Chartered
1.242%, 05/12/2014 (B)(C)	200	201
Toronto-Dominion Bank
0.605%, 07/14/2014 (C)	105	105
Toyota Motor Credit
0.875%, 07/17/2015	100	101
UBS
1.875%, 01/23/2015 (B)	250	256
Unitrin
6.000%, 05/15/2017	110	122
Ventas Realty ‡
3.125%, 11/30/2015	150	159
Wells Fargo
1.500%, 07/01/2015	125	127
Westpac Banking
0.546%, 01/29/2015 (B)(C)	250	250

		8,822

Health Care — 0.4%
Alere
9.000%, 05/15/2016	1,000	1,050
Biomet
6.500%, 08/01/2020 (B)	375	397
Hologic
6.250%, 08/01/2020 (B)	630	665
McKesson
0.950%, 12/04/2015	80	80
Sanofi
0.620%, 03/28/2014 (C)	75	75
UnitedHealth Group
0.412%, 08/28/2014 (C)	300	300
WellPoint
1.250%, 09/10/2015	41	41

		2,608

Industrials — 0.4%
Ardagh Packaging Finance
4.875%, 11/15/2022 (B)	1,000	985
Caterpillar
1.375%, 05/27/2014	100	101
Clean Harbors
5.250%, 08/01/2020	900	927
Continental Airlines
0.660%, 06/02/2013 (C)	142	141
Danaher
1.300%, 06/23/2014	160	162
Packaging Dynamics
8.750%, 02/01/2016 (B)	600	629
Penske Truck Leasing
2.500%, 07/11/2014 (B)	15	15

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pentair Finance
1.350%, 12/01/2015 (B)	$80	$80
Precision Castparts
0.700%, 12/20/2015	80	80
United Technologies
1.200%, 06/01/2015	56	57

		3,177

Information Technology — 0.4%
Brocade Communications Systems
4.625%, 01/15/2023 (B)	750	731
Hewlett-Packard
0.687%, 05/30/2014 (C)	175	174
iGATE
9.000%, 05/01/2016	1,315	1,432
Texas Instruments
0.470%, 05/15/2013 (C)	150	150
Western Union
2.375%, 12/10/2015	30	30
Xerox
1.110%, 05/16/2014 (C)	160	160

		2,677

Materials — 0.4%
E.I. du Pont de Nemours
0.730%, 03/25/2014 (C)	70	70
FMG Resources
6.875%, 02/01/2018 (B)	500	529
Hexion US Finance
6.625%, 04/15/2020 (B)	1,818	1,791
Xstrata Finance Canada
1.800%, 10/23/2015 (B)	125	126
Yara International
5.250%, 12/15/2014 (B)	100	107

		2,623

Telecommunication Services — 0.2%
AT&T
0.800%, 12/01/2015	150	150
0.677%, 02/12/2016 (C)	250	251
Hughes Satellite Systems
6.500%, 06/15/2019	250	274
Telesat Canada
6.000%, 05/15/2017 (B)	600	625

		1,300

Utilities — 0.0%
DTE Energy
1.010%, 06/03/2013 (C)	76	76
Georgia Power
1.300%, 09/15/2013	150	151

		227

Total Corporate Obligations (Cost $31,646) ($ Thousands)		32,035

ASSET-BACKED SECURITIES — 2.3%

Automotive — 1.4%
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/2014 (B)	101	102
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	85	87

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	$200	$204
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	41	41
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	101	101
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	75	75
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	250	254
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	153	153
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	180	182
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	50	51
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	100	100
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	20	20
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	125	125
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	215	215
ARI Fleet Lease Trust, Ser 2012- A, Cl A
0.751%, 03/15/2020 (B)(C)	68	68
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/2014 (B)	100	101
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	50	50
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	19	19
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	146	147
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	167	169
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	150	155

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	$45	$45
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	75	75
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	55
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	105	105
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl A
2.610%, 03/15/2019 (B)	250	255
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	270	271
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	250	250
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	145	145
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	75	75
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	150	152
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	100	100
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A4
2.980%, 08/15/2014	50	50
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	84	84
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	180
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A2
0.380%, 11/15/2015	150	150
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.671%, 01/15/2016 (C)	150	150
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	175	181
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.581%, 01/15/2018 (C)	195	195
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.691%, 06/20/2017 (C)	115	115
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	165	166
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	175	176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (B)	$150	$153
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	63	63
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	110	110
Huntington Auto Trust, Ser 2012- 2, Cl A3
0.510%, 04/17/2017	110	110
Hyundai Auto Lease Securitization Trust, Ser 2012- A, Cl A3
0.920%, 08/17/2015 (B)	125	126
Hyundai Auto Lease Securitization Trust, Ser 2012- A, Cl A4
1.050%, 04/17/2017 (B)	300	303
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	70	72
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	50	50
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	125	125
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A2
0.400%, 12/15/2015	300	300
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	86	86
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	110	110
MMCA Auto Owner Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (B)	60	60
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	200	201
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A3
0.950%, 02/16/2016	85	86
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	125	125
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	200	200
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	150	150
Porsche Innovative Lease Owner Trust, Ser 2011-1, Cl A4
1.260%, 11/20/2017 (B)	170	171
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	126	126

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	$220	$227
Santander Drive Auto Receivables Trust, Ser 2011-3, Cl B
2.500%, 12/15/2015	150	152
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	45	45
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	63	63
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	175	175
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	100	100
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	300	300
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	65	65
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	190	194
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	17	17
Volkswagen Auto Loan Enhanced Trust, Ser 2013-1, Cl A2
0.370%, 01/20/2016	230	230
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	41	41
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/2013	2	2
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A4
1.780%, 09/15/2016	135	136
World Omni Automobile Lease Securitization Trust, Ser 2012- A, Cl A3
0.930%, 11/16/2015	20	20
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.602%, 02/15/2018 (B)(C)	105	105

		9,993

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.381%, 09/15/2016 (C)	245	245
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	100	100
Chase Issuance Trust, Ser 2012- A5, Cl A5
0.590%, 08/15/2017	225	226

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (B)	$250	$267
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.951%, 08/15/2018 (B)(C)	300	311
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	120	121
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	125	125
Gracechurch Card Funding, Ser 2012-1A, Cl A1
0.901%, 02/15/2017 (B)(C)	250	253
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.901%, 06/15/2017 (B)(C)	250	253

		1,901

Other Asset-Backed Securities — 0.7%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (B)	250	251
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	110	111
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.651%, 02/15/2018 (C)	125	125
CIFC Funding, Ser 2013-1A, Cl A1
0.000%, 04/16/2025 (B)(C)	265	265
CNH Equipment Trust, Ser 2010- C, Cl A3
1.170%, 05/15/2015	177	177
CNH Equipment Trust, Ser 2011- C, Cl A3
1.190%, 12/15/2016	245	247
CNH Equipment Trust, Ser 2012- A, Cl A3
0.940%, 05/15/2017	536	539
CNH Equipment Trust, Ser 2012- B, Cl A3
0.860%, 09/15/2017	55	55
CNH Equipment Trust, Ser 2012- C, Cl A3
0.570%, 12/15/2017	70	70
CNH Equipment Trust, Ser 2013- A, Cl A2
0.440%, 07/15/2016	195	195
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.551%, 09/15/2016 (C)	120	120
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/2014 (B)	4	4
GE Equipment Midticket LLC, Ser 2011-1, Cl A3
1.000%, 08/24/2015	302	304
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	70	70

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (B)	$150	$150
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	321	323
GE Equipment Transportation LLC, Ser 2012-2, Cl A2
0.470%, 04/24/2015	250	250
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	335	335
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (B)	250	250
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	101	102
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	160	160
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.471%, 11/15/2016 (B)(C)	150	150
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (B)	200	200
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.671%, 05/15/2017 (C)	225	226
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.051%, 12/16/2024 (B)(C)	86	87

		4,766

Total Asset-Backed Securities (Cost $16,651) ($ Thousands)		16,660

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FHLB
4.875%, 12/13/2013	400	414
0.320%, 12/11/2013	850	851
0.300%, 12/04/2013 to 12/12/2013	1,975	1,977
FHLMC
4.875%, 11/15/2013	600	620
1.000%, 08/20/2014 to 10/13/2015	4,000	4,038
0.500%, 10/15/2013	700	701
0.450%, 01/09/2014	500	501
FNMA
1.750%, 05/07/2013	1,100	1,103
1.000%, 09/23/2013	450	452
0.750%, 12/18/2013	550	553
0.550%, 02/27/2015	1,000	1,003
NCUA Guaranteed Notes
0.220%, 06/12/2013 (C)	260	260

Total U.S. Government Agency Obligations (Cost $12,473) ($ Thousands)		12,473

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 1.5%

Agency Mortgage-Backed Obligations — 0.8%
FHLMC TBA
2.500%, 04/15/2027	$500	$518
FNMA
6.000%, 09/01/2039 to 04/01/2040	323	355
FNMA TBA
3.500%, 03/01/2040	500	529
3.000%, 03/25/2027	2,200	2,316
2.500%, 03/01/2026	1,800	1,869
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.811%, 10/07/2020 (C)	237	237
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.578%, 05/07/2020 (C)	42	42

		5,866

Non-Agency Mortgage-Backed Obligations — 0.7%
American Tower Trust, Ser 2007- 1A, Cl D
5.957%, 04/15/2037 (B)	125	127
Banc of America Funding, Ser 2005-F, Cl 4A1
5.240%, 09/20/2035 (C)	304	241
Banc of America Funding, Ser 2006-D, Cl 3A1
2.531%, 05/20/2036 (C)	227	196
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.931%, 02/25/2035 (C)	125	123
Bear Stearns ARM Trust, Ser 2006-1, Cl A1
2.370%, 02/25/2036 (C)	—	—
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW10, Cl A4
5.405%, 12/11/2040 (C)	200	221
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	102	102
Commercial Mortgage Pass-Through Certificates, Ser 2006- FL12, Cl A2
0.301%, 12/15/2020 (B)(C)	19	19
Commercial Mortgage Pass- Through Certificates, Ser 2010- C1, Cl A1
3.156%, 07/10/2046 (B)	205	216
Commercial Mortgage Pass-Through Certificates, Ser 2012- CR1, Cl A1
1.116%, 05/15/2045	196	198
Commercial Mortgage Pass-Through Certificates, Ser 2012- CR4, Cl A1
0.704%, 10/15/2045	101	101
Commercial Mortgage Pass-Through Certificates, Ser 2012- CR5, Cl A1
0.673%, 12/10/2045	117	117

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	$78	$78
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	120	129
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
2.370%, 08/10/2038 (C)	44	45
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	118	128
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	72	72
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C1, Cl A1
3.853%, 06/15/2043 (B)	118	125
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C2, Cl A1
2.749%, 11/15/2043 (B)	191	199
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C4, Cl A1
1.525%, 07/15/2046 (B)	66	66
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C5, Cl A1
1.600%, 08/15/2046	114	115
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- LC9, Cl A1
0.670%, 12/15/2047	64	63
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	52	52
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	142	142
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.004%, 06/25/2037 (C)	189	153
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (C)	62	63
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.817%, 07/25/2035 (C)	242	212
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (C)	87	90
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051	134	132
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	116	116

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4
0.728%, 12/10/2045	$83	$83
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5
0.743%, 03/10/2046	275	275
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (C)	139	141
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	145	156
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.110%, 10/15/2044 (C)	132	145
Wachovia Bank Commercial Mortgage Trust, Ser C22
5.298%, 12/15/2044 (C)	225	248
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
2.536%, 12/25/2035 (C)	249	235
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	73	74
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	117	117
WF-RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	119	118

		5,233

Total Mortgage-Backed Securities (Cost $11,257) ($ Thousands)		11,099

MUNICIPAL BONDS — 0.1%
New Jersey, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	285	285
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	150	155
North Carolina, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/2014	150	154
Oregon, School Boards Association, Ser A, GO, NATL- RE FGIC
1.100%, 06/30/2015	125	121

Total Municipal Bonds (Cost $716) ($ Thousands)		715

AFFILIATED PARTNERSHIP — 60.8%
SEI LIBOR Plus Portfolio †	58,684,995	443,072

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund(1)

February 28, 2013

Description	Shares	Market Value ($ Thousands)
Total Affiliated Partnership (Cost $450,984) ($ Thousands)		$443,072

CASH EQUIVALENT — 8.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% †*	62,069,152	62,069

Total Cash Equivalent (Cost $62,069) ($ Thousands)		62,069

Total Investments — 102.2% (Cost $752,262) ($ Thousands) ††		$745,185

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(28)	Jun-2013	$2
U.S. 2-Year Treasury Note	(14)	Jun-2013	(1)
U.S. 5-Year Treasury Note	5	Jun-2013	–
U.S. Long Treasury Bond	(1)	Jun-2013	–

			$1

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $729,187 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(1)	Effective January 1, 2013 the SIIT Enhanced Libor Opportunities Fund was renamed the SIIT Opportunistic Income Fund.

(A)	Unsettled bank loan. Interest rate not available.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2013. The date reported on the Schedule of Investments is the final maturity date.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $752,262 ($ Thousands), and the unrealized appreciation and depreciation were $2,158 ($ Thousands) and $(9,235) ($ Thousands), respectively.

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FGIC — Federal Guaranty Insurance Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

L.P. — Limited Partnership

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

Ltd. — Limited

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PIK — Payment-in-Kind

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$167,062	$—	$167,062
Corporate Obligations	—	32,035	—	32,035
Asset-Backed Securities	—	16,660	—	16,660
U.S. Government Agency Obligations	—	12,473	—	12,473
Mortgage-Backed Securities	—	11,099	—	11,099
Municipal Bonds	—	715	—	715
Affiliated Partnership	443,072	—	—	443,072
Cash Equivalent	62,069	—	—	62,069

Total Investments in Securities	$505,141	$240,044	$—	$745,185

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 40.6%

Agency Mortgage-Backed Obligations — 33.3%
FHLMC
11.000%, 02/17/2021	$766	$800
10.000%, 03/17/2026 to 10/01/2030	2,089	2,380
8.000%, 06/01/2030	5	6
7.500%, 08/01/2030 to 09/20/2038	2,029	2,451
7.000%, 11/01/2015 to 04/01/2032	334	392
6.500%, 06/01/2017 to 09/01/2039	8,566	9,631
6.000%, 04/01/2017 to 08/01/2038	20,939	23,229
5.625%, 11/23/2035	1,581	1,783
5.500%, 12/01/2013 to 12/01/2038	38,928	42,900
5.000%, 04/18/2017 to 04/01/2042	53,123	58,816
4.500%, 07/01/2026 to 09/01/2042	17,839	19,504
4.000%, 10/01/2025 to 12/01/2042	127,513	139,773
3.500%, 12/01/2025 to 11/01/2042	22,330	23,908
3.000%, 07/01/2032 to 03/15/2043	15,059	15,514
0.500%, 09/14/2015	8,600	8,600
FHLMC ARM (A)
6.412%, 02/01/2037	160	173
6.340%, 11/01/2037	219	238
6.211%, 05/01/2037	445	476
6.115%, 12/01/2036	142	152
6.108%, 09/01/2036	161	174
6.039%, 11/01/2036	356	384
6.012%, 04/01/2037	77	83
6.007%, 02/01/2037	160	169
5.992%, 04/01/2037	592	623
5.932%, 05/01/2037	69	74
5.826%, 08/01/2037	715	765
5.769%, 04/01/2038	211	225
5.560%, 06/01/2037	429	462
5.542%, 05/01/2036	471	499
5.537%, 10/01/2038	331	352
5.126%, 01/01/2036	1,775	1,885
5.055%, 07/01/2036	500	539
4.989%, 01/01/2035	191	206
3.426%, 05/01/2036	471	497
3.294%, 03/01/2037	281	300
3.292%, 05/01/2037	1,354	1,432
3.286%, 12/01/2036	262	280
3.223%, 11/01/2036	416	444
3.220%, 03/01/2037	484	515
3.218%, 04/01/2037	118	127
3.113%, 05/01/2037	588	627
3.069%, 11/01/2036	164	176
3.047%, 05/01/2038	522	558
2.978%, 05/01/2037	337	361
2.972%, 12/01/2036	540	574
2.932%, 09/01/2036	806	864

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.870%, 09/01/2036	$339	$360
2.860%, 02/01/2037	890	944
2.837%, 05/01/2037	168	179
2.763%, 10/01/2036	1,416	1,519
2.740%, 01/01/2037	1,338	1,423
2.730%, 09/01/2036	3,913	4,182
2.720%, 12/01/2036	592	632
2.679%, 08/01/2037	1,325	1,413
2.640%, 11/01/2036	422	450
2.620%, 12/01/2036	808	862
2.554%, 10/01/2037	639	681
2.482%, 08/01/2036	1,059	1,126
2.480%, 10/01/2036	702	749
2.370%, 05/01/2036 to 07/01/2036	943	1,004
2.345%, 10/01/2036	154	164
2.300%, 04/01/2037	227	241
2.298%, 08/01/2036	402	426
2.260%, 05/01/2037	205	217
2.200%, 05/01/2037	2,349	2,481
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	12	13
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	222	251
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/2023	6,953	7,772
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/2028	789	903
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	873	999
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.499%, 02/15/2029(A)	456	23
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	59	67
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	888	1,001
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	607	697
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	138	152
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	206	237
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	1,738	1,991
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	402	449
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	878	1,015

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/2032 (A)	$726	$849
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	941	1,127
FHLMC CMO, Ser 2002-48, Cl 1A
6.119%, 07/25/2033 (A)	53	63
FHLMC CMO, Ser 2003-2551, Cl NS
14.114%, 01/15/2033 (A)	394	481
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/2018	567	598
FHLMC CMO, Ser 2003-2631, Cl SA
14.481%, 06/15/2033 (A)	302	370
FHLMC CMO, Ser 2003-2671, Cl S
14.389%, 09/15/2033 (A)	306	376
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	727	781
FHLMC CMO, Ser 2003-2690, Cl SJ
8.848%, 10/15/2033 (A)	26	26
FHLMC CMO, Ser 2003-2725, Cl SC
8.760%, 11/15/2033 (A)	197	211
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	498	593
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	631	765
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	568	650
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	678	781
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	576	667
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	756	897
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	909	1,014
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,714
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/2033	338	332
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	727	745

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028	$149	$146
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	2,000	2,221
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	789	906
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	593	680
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	825	977
FHLMC CMO, Ser 2005-2931, Cl DC
4.000%, 06/15/2018	57	58
FHLMC CMO, Ser 2005-2945, Cl SA
11.932%, 03/15/2020 (A)	1,278	1,486
FHLMC CMO, Ser 2005-2950, l JO, PO
0.000%, 03/15/2020	200	190
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	423	478
FHLMC CMO, Ser 2005-2981, Cl FA
0.601%, 05/15/2035 (A)	466	467
FHLMC CMO, Ser 2005-2990, Cl LK
0.571%, 10/15/2034 (A)	609	611
FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/2034	505	510
FHLMC CMO, Ser 2005-3001, Cl HP
21.195%, 05/15/2035 (A)	112	170
FHLMC CMO, Ser 2005-3006, Cl QS
19.616%, 07/15/2035 (A)	553	800
FHLMC CMO, Ser 2005-3012, Cl GK
23.845%, 06/15/2035 (A)	124	200
FHLMC CMO, Ser 2005-3049, Cl XF
0.551%, 05/15/2033 (A)	576	577
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	359	346
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036	658	621
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	2,050	2,317
FHLMC CMO, Ser 2006-3102, Cl FB
0.501%, 01/15/2036 (A)	364	365

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	$685	$771
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036	318	305
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	537	503
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	750	842
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	1,511	1,588
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	1,582	1,778
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	800	882
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.449%, 08/15/2036 (A)	833	120
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.389%, 09/15/2036 (A)	494	70
FHLMC CMO, Ser 2006-3256, IO
6.489%, 12/15/2036 (A)	2,199	404
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.199%, 01/15/2037 (A)	748	130
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/2031	43	43
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/2037	119	112
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/2035	1,322	1,352
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/2023	1,000	1,041
FHLMC CMO, Ser 2007-3345, Cl FP
0.401%, 11/15/2036 (A)	105	105
FHLMC CMO, Ser 2007-3345, Cl PF
0.381%, 05/15/2036 (A)	127	127
FHLMC CMO, Ser 2007-3346, Cl FA
0.431%, 02/15/2019 (A)	5,766	5,773
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037	166	157
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.249%, 11/15/2037 (A)	609	82
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.799%, 11/15/2037 (A)	701	81

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.219%, 11/15/2037 (A)	$540	$75
FHLMC CMO, Ser 2007-76, Cl 2A
3.448%, 10/25/2037 (A)	1,168	1,182
FHLMC CMO, Ser 2008-3422, Cl SE
16.947%, 02/15/2038 (A)	127	162
FHLMC CMO, Ser 2008-3451, IO
5.829%, 05/15/2038 (A)	3,883	397
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.849%, 05/15/2038 (A)	738	85
FHLMC CMO, Ser 2008-3455, Cl SE, IO
5.999%, 06/15/2038 (A)	2,164	374
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	377	421
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	561	527
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/2037	516	37
FHLMC CMO, Ser 2009-3523, Cl SD
19.109%, 06/15/2036 (A)	349	474
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	4,378	4,945
FHLMC CMO, Ser 2009-3546, Cl A
6.123%, 02/15/2039 (A)	268	285
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	513	480
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	557	533
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
0.000%, 04/15/2036	398	381
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	560	492
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.049%, 12/15/2039 (A)	1,979	251
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034	335	321
FHLMC CMO, Ser 2010-3621, IO
6.029%, 01/15/2040 (A)	563	71
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	433	413
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	3,306	3,790

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	$6,772	$7,021
FHLMC CMO, Ser 2010-3631, IO
6.039%, 02/15/2040 (A)	1,655	230
FHLMC CMO, Ser 2010-3632, Cl BS
16.829%, 02/15/2040 (A)	400	606
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	3,498	3,909
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,147	1,249
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	1,592	1,776
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	1,879	196
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	2,091	2,533
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	677	789
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	1,593	251
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	1,865	89
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.799%, 10/15/2040 (A)	1,595	409
FNMA CMO, Ser 2012-M15, Cl A
2.657%, 10/25/2022 (A)	9,195	9,482
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	1,487	46
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	1,913	132
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	1,260	94
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	1,980	210
FHLMC CMO, Ser 2011-3802, Cl LS, IO
3.950%, 01/15/2040 (A)	2,610	117
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	1,122	1,298
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	631	665
FHLMC CMO, Ser 2011-3855, Cl HJ
3.000%, 02/15/2026	1,449	1,496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2011-3866, IO
5.749%, 05/15/2041 (A)	$3,827	$437
FHLMC CMO, Ser 2011-3895, Cl WA
5.701%, 10/15/2038 (A)	631	698
FHLMC CMO, Ser 2012-3997, IO
6.399%, 11/15/2041 (A)	2,770	650
FHLMC CMO, Ser 2012-4012, Cl FN
0.739%, 03/15/2042 (A)	1,870	1,889
FHLMC CMO, Ser 2012-4030, IO
6.409%, 04/15/2042 (A)	332	44
FHLMC CMO, Ser 2012-4048, Cl FB
0.640%, 10/15/2041 (A)	1,866	1,875
FHLMC CMO, Ser 2012-4048, Cl FJ
0.614%, 07/15/2037 (A)	1,773	1,781
FHLMC CMO, Ser 2012-4057,Cl BS, IO
5.849%, 04/15/2039 to 09/15/2039 (A)	5,778	1,301
FHLMC CMO, Ser 2012-4063,Cl S, IO
5.749%, 06/15/2042 (A)	572	131
FHLMC CMO, Ser 2012-4068, Cl DS, IO
5.799%, 06/15/2042 to 06/15/2042 (A)	2,347	616
FHLMC CMO, Ser 2012-4068, Cl TS, IO
5.799%, 06/15/2042 to 06/15/2042 (A)	3,881	807
FHLMC CMO, Ser 2012-4073, Cl SB, IO
5.799%, 07/15/2042 (A)	3,406	851
FHLMC CMO, Ser 2012-4092, IO
3.000%, 09/15/2031	4,038	443
FHLMC CMO, Ser 2012-4102, Cl AI, IO
6.399%, 09/15/2042 (A)	2,636	785
FHLMC CMO, Ser 2012-4114, Cl SC, IO
5.899%, 10/15/2042 (A)	1,389	364
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,580	307
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.949%, 10/15/2042 (A)	1,683	447
FHLMC CMO, Ser 2012-4136, Cl SG
5.949%, 11/15/2042 (A)	1,886	565
FHLMC GNMA CMO, Ser 1993- 21, Cl L
6.250%, 10/25/2023	556	631
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	8,950	9,007

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl X1 IO
1.514%, 06/25/2022 (A)	$5,963	$653
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	2,824	3,145
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	79	86
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K024, Cl X1
0.096%, 09/25/2022	3,200	218
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.046%, 01/25/2020 (A)	18,602	1,100
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.228%, 04/25/2020 (A)	13,012	867
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.674%, 06/25/2020 (A)	11,025	1,030
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.505%, 08/25/2020 (A)	6,243	512
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.674%, 07/25/2021 (A)	6,907	777
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.582%, 10/25/2021 (A)	2,283	249
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K017, Cl X1, IO
1.455%, 12/25/2021 (A)	3,590	357
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, Cl X1 IO
1.556%, 02/25/2018 (A)	27,991	1,872
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, IO
2.094%, 05/25/2018 (A)	8,651	811
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	3,295	3,787
FHLMC STRIPS CMO, Ser 1998- 197, Cl PO, PO
0.000%, 04/01/2028	427	406
FHLMC STRIPS CMO, Ser 2006- 239, Cl S30, IO
7.499%, 08/15/2036 (A)	1,695	252

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC STRIPS CMO, Ser 2010- 3747, Cl HI, IO
4.500%, 07/15/2037	$3,423	$233
FHLMC STRIPS CMO, Ser 2012- 262, Cl 35
3.500%, 07/15/2042	3,439	3,647
FHLMC STRIPS CMO, Ser 2012- 267, Cl F5
0.701%, 08/15/2042(A)	2,934	2,976
FHLMC TBA
3.000%, 04/15/2043 to 05/15/2043	102,915	105,566
2.500%, 04/15/2027 to 05/01/2027	71,000	73,412
FNMA
8.000%, 04/01/2015 to 11/01/2037	643	747
7.500%, 06/01/2030 to 04/01/2039	2,306	2,744
7.000%, 12/01/2015 to 02/01/2039	6,973	8,174
6.500%, 05/01/2017 to 07/01/2039	15,705	17,866
6.000%, 06/01/2016 to 11/01/2048	65,016	72,375
5.500%, 04/01/2014 to 04/01/2040	53,095	58,310
5.000%, 02/01/2020 to 04/01/2043	172,970	190,512
4.761%, 02/01/2020	739	859
4.671%, 07/01/2020	748	871
4.640%, 01/01/2021	978	1,140
4.540%, 01/01/2020	1,442	1,666
4.530%, 12/01/2019	3,917	4,583
4.500%, 07/01/2020 to 12/01/2041	38,343	41,661
4.399%, 02/01/2020	6,000	6,894
4.390%, 05/01/2021	1,000	1,154
4.369%, 02/01/2020	1,934	2,223
4.368%, 04/01/2020	2,174	2,503
4.340%, 06/01/2021	1,000	1,153
4.337%, 11/01/2021	6,097	7,024
4.317%, 07/01/2021	1,274	1,471
4.304%, 07/01/2021	5,785	6,674
4.300%, 04/01/2021	1,200	1,377
4.260%, 07/01/2021	1,000	1,146
4.250%, 04/01/2021	3,000	3,438
4.240%, 06/01/2021	1,000	1,144
4.120%, 04/01/2020	1,160	1,312
4.066%, 07/01/2020	2,481	2,812
4.060%, 07/01/2021	1,000	1,133
4.050%, 01/01/2021	1,430	1,618
4.000%, 04/01/2019 to 11/01/2042	115,465	125,843
3.975%, 11/01/2020	794	896
3.940%, 07/01/2021	1,500	1,689
3.930%, 01/01/2021	1,000	1,124
3.820%, 06/01/2017	1,918	2,108
3.800%, 03/01/2018	1,947	2,160
3.770%, 09/01/2021	3,000	3,349
3.740%, 07/01/2020	1,376	1,527
3.632%, 12/01/2020	4,062	4,495

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.630%, 01/01/2018	$2,000	$2,205
3.590%, 12/01/2020	966	1,064
3.583%, 09/01/2020	6,863	7,577
3.520%, 01/01/2018	2,955	3,251
3.505%, 09/01/2020	4,810	5,273
3.500%, 01/01/2026 to 12/01/2042	65,394	69,942
3.460%, 06/01/2017 (B)	1,500	1,441
3.430%, 10/01/2020	1,937	2,113
3.380%, 01/01/2018	1,500	1,646
3.290%, 10/01/2020	1,000	1,083
3.230%, 11/01/2020	1,494	1,613
3.030%, 12/01/2021	1,473	1,567
3.000%, 03/01/2027 to 03/01/2043	101,491	105,043
2.970%, 11/01/2018	1,444	1,555
2.940%, 05/01/2022	988	1,043
2.790%, 07/01/2022	1,000	1,043
2.690%, 10/01/2017	1,492	1,589
2.670%, 07/01/2022	990	1,025
2.646%, 10/01/2022	8,428	8,805
2.600%, 06/01/2022	987	1,019
2.520%, 10/01/2022	2,000	2,048
2.500%, 10/01/2022 to 10/01/2042	17,543	18,037
2.470%, 09/01/2022	1,489	1,521
2.400%, 12/01/2022 to 02/01/2023	3,700	3,747
2.390%, 12/01/2022	1,750	1,772
2.380%, 12/01/2022	2,000	2,012
2.370%, 07/01/2019 to 11/01/2022	2,000	2,064
2.340%, 12/01/2022 to 01/01/2023	4,443	4,474
2.320%, 12/01/2022	1,495	1,508
2.280%, 11/01/2022	1,992	2,003
2.210%, 12/01/2022	3,675	3,675
2.200%, 07/01/2019	2,478	2,585
2.190%, 12/01/2022	1,994	1,992
2.100%, 06/01/2019	1,000	1,039
2.030%, 08/01/2019	2,030	2,088
2.000%, 12/01/2020	1,500	1,503
1.940%, 07/01/2019	1,000	1,019
1.690%, 12/01/2019	2,000	2,011
1.580%, 01/01/2020	1,997	1,998
1.470%, 12/01/2019	1,495	1,488
1.400%, 07/01/2017	2,500	2,547
FNMA ARM (A)
6.277%, 09/01/2037	2,603	2,857
6.200%, 08/01/2036	174	189
6.171%, 09/01/2036	516	554
6.034%, 09/01/2037	401	430
5.922%, 04/01/2037	570	608
5.841%, 03/01/2037	3,120	3,367
5.809%, 05/01/2037	108	117
5.796%, 06/01/2036	33	35
5.705%, 05/01/2037	1,693	1,798
5.575%, 01/01/2023	345	378
5.500%, 07/01/2037	211	226
5.220%, 12/01/2035	186	200
3.189%, 11/01/2036	426	455
3.187%, 10/01/2036	214	228

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.123%, 09/01/2037	$14	$15
2.976%, 05/01/2036	220	234
2.943%, 06/01/2036	915	979
2.923%, 08/01/2036	336	359
2.896%, 11/01/2036	602	647
2.872%, 07/01/2036	444	473
2.847%, 07/01/2037	683	731
2.833%, 06/01/2036	845	904
2.825%, 10/01/2036	1,417	1,512
2.808%, 12/01/2036	867	934
2.779%, 06/01/2036	428	456
2.774%, 02/01/2037	659	696
2.752%, 09/01/2036	232	246
2.695%, 10/01/2036	347	372
2.666%, 05/01/2032	2	2
2.563%, 11/01/2037	604	645
2.330%, 02/01/2034	8	8
2.300%, 11/01/2037	307	328
2.270%, 01/01/2033	9	10
2.191%, 02/01/2037	382	402
2.171%, 09/01/2036	294	312
2.083%, 01/01/2037	564	595
1.962%, 07/01/2037	265	282
1.675%, 03/01/2034	128	129
0.955%, 01/01/2019	493	496
0.649%, 09/01/2022	1,170	1,171
0.600%, 01/01/2023	1,248	1,247
0.599%, 10/01/2022	3,000	2,998
0.569%, 01/01/2023	998	998
0.560%, 01/01/2023	1,997	2,004
0.550%, 01/01/2023	2,500	2,499
0.549%, 01/01/2023	2,000	2,000
0.499%, 11/01/2022	1,989	1,988
0.479%, 11/01/2022	1,000	1,000
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	170	194
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	490	562
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	599	682
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	417	486
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	182	222
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	834	926
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	906	1,032
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	672	757
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	621	706
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	440	510
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	639	711
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	186	172

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	$562	$596
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	62	73
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	560	593
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	424	496
FNMA CMO, Ser 2002-10, Cl SB
18.716%, 03/25/2017 (A)	68	84
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	628	770
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/2032	37	37
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	706	832
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	2,719	3,115
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	39	46
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	797	845
FNMA CMO, Ser 2003-131, Cl SK
15.797%, 01/25/2034 (A)	420	544
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	2,000	2,310
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	2,000	2,324
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/2032	65	65
FNMA CMO, Ser 2003-23, Cl Q0, PO
0.000%, 01/25/2032	30	30
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	217	206
FNMA CMO, Ser 2003-42, Cl EP
4.000%, 11/25/2022	107	109
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	622	674
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/2031	309	312
FNMA CMO, Ser 2003-68, Cl QT
4.000%, 07/25/2022	2	2
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	2,500	2,714
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	1,086	1,223
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	478	453
FNMA CMO, Ser 2004-52, Cl NE
4.500%, 07/25/2033	243	253
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	133	129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	$309	$300
FNMA CMO, Ser 2004-61, Cl FH
1.002%, 11/25/2032 (A)	880	891
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	1,500	1,695
FNMA CMO, Ser 2005-106, Cl US
23.827%, 11/25/2035 (A)	777	1,175
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/2032	608	618
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/2019	175	177
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	1,250	1,337
FNMA CMO, Ser 2005-2929, Cl PE, PO
5.000%, 05/15/2033	762	776
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	977	1,075
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/2035	1,137	1,288
FNMA CMO, Ser 2005-72, Cl SB
16.371%, 08/25/2035 (A)	359	457
FNMA CMO, Ser 2005-74, Cl CS
19.465%, 05/25/2035 (A)	415	607
FNMA CMO, Ser 2005-74, Cl SK
19.575%, 05/25/2035 (A)	318	465
FNMA CMO, Ser 2005-90, Cl ES
16.371%, 10/25/2035 (A)	292	381
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035	236	211
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/2032	1,025	1,039
FNMA CMO, Ser 2006-104, IO
6.398%, 11/25/2036 (A)	1,634	373
FNMA CMO, Ser 2006-117, Cl GS, IO
6.448%, 12/25/2036 (A)	462	66
FNMA CMO, Ser 2006-118, Cl A2
0.279%, 12/25/2036 (A)	731	692
FNMA CMO, Ser 2006-125, IO
6.998%, 01/25/2037 (A)	2,678	414
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	360	341
FNMA CMO, Ser 2006-23, Cl FK
0.452%, 04/25/2036 (A)	395	395
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	376	333
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/2036	427	407
FNMA CMO, Ser 2006-31, Cl PD
5.500%, 11/25/2034	327	337

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-33, Cl LS
29.242%, 05/25/2036 (A)	$281	$516
FNMA CMO, Ser 2006-44, Cl FP
0.602%, 06/25/2036 (A)	413	415
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033	202	193
FNMA CMO, Ser 2006-46, Cl SW
23.460%, 06/25/2036 (A)	303	429
FNMA CMO, Ser 2006-51, IO
6.448%, 03/25/2036 (A)	454	81
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	566	645
FNMA CMO, Ser 2006-56, Cl FC
0.492%, 07/25/2036 (A)	463	463
FNMA CMO, Ser 2006-56, Cl OA, PO
0.000%, 10/25/2024	47	47
FNMA CMO, Ser 2006-56, Cl PF
0.552%, 07/25/2036 (A)	567	570
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	418	399
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	786	747
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	1,001	1,153
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	766	893
FNMA CMO, Ser 2006-83, IO
6.298%, 09/25/2036 (A)	2,692	420
FNMA CMO, Ser 2006-94, Cl GI, IO
6.448%, 10/25/2026 (A)	1,109	158
FNMA CMO, Ser 2007-100, Cl SM, IO
6.248%, 10/25/2037 (A)	1,614	244
FNMA CMO, Ser 2007-101, Cl A2
0.452%, 06/27/2036 (A)	1,494	1,481
FNMA CMO, Ser 2007-112, Cl SA, IO
6.248%, 12/25/2037 (A)	1,147	194
FNMA CMO, Ser 2007-114, Cl A6
0.402%, 10/27/2037 (A)	1,600	1,592
FNMA CMO, Ser 2007-116, Cl HI, IO
1.829%, 01/25/2038 (A)	1,358	100
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	4,344	4,918
FNMA CMO, Ser 2007-29, Cl SG
21.994%, 04/25/2037 (A)	272	385
FNMA CMO, Ser 2007-43, Cl FL
0.502%, 05/25/2037 (A)	234	235
FNMA CMO, Ser 2007-53, Cl SH, IO
5.898%, 06/25/2037 (A)	1,116	157
FNMA CMO, Ser 2007-54, Cl FA
0.602%, 06/25/2037 (A)	935	941

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-54, Cl PF
0.456%, 06/25/2037 (A)	$862	$862
FNMA CMO, Ser 2007-60, Cl AX, IO
6.948%, 07/25/2037 (A)	1,796	387
FNMA CMO, Ser 2007-64, Cl FA
0.672%, 07/25/2037 (A)	102	102
FNMA CMO, Ser 2007-65, Cl KI, IO
6.418%, 07/25/2037 (A)	1,160	150
FNMA CMO, Ser 2007-68, IO
6.498%, 07/25/2037 (A)	1,388	193
FNMA CMO, Ser 2007-72, Cl EK, IO
6.198%, 07/25/2037 (A)	1,528	220
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	256	251
FNMA CMO, Ser 2007-79, Cl SB
23.277%, 08/25/2037 (A)	128	181
FNMA CMO, Ser 2007-85, Cl SG
15.746%, 09/25/2037 (A)	442	572
FNMA CMO, Ser 2007-92, Cl YS, IO
5.578%, 06/25/2037 (A)	1,293	159
FNMA CMO, Ser 2008-1, Cl BI, IO
5.708%, 02/25/2038 (A)	1,392	166
FNMA CMO, Ser 2008-20, Cl SA, IO
6.788%, 03/25/2038 (A)	782	148
FNMA CMO, Ser 2008-22, Cl IO, IO
6.228%, 03/25/2037 (A)	13,834	1,655
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	1,500	1,653
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	316	357
FNMA CMO, Ser 2008-24, Cl PF
0.852%, 02/25/2038 (A)	542	549
FNMA CMO, Ser 2008-32, Cl SA, IO
6.648%, 04/25/2038 (A)	537	77
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	1,086	10
FNMA CMO, Ser 2008-4, Cl SD, IO
5.798%, 02/25/2038 (A)	2,488	312
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	3,500	3,809
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	737
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/2039 (A)	636	683
FNMA CMO, Ser 2009-17, Cl QS, IO
6.448%, 03/25/2039 (A)	652	85
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/2039	3,748	4,109

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	$811	$98
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	1,364	1,302
FNMA CMO, Ser 2009-84, Cl WS, IO
5.698%, 10/25/2039 (A)	815	92
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	7,615	7,181
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	604	76
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	886	828
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	1,281	55
FNMA CMO, Ser 2009-99, Cl SC, IO
5.978%, 12/25/2039 (A)	896	114
FNMA CMO, Ser 2010-1, Cl WA
6.166%, 02/25/2040 (A)	558	618
FNMA CMO, Ser 2010-100, IO
6.448%, 09/25/2040 (A)	3,361	549
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	2,265	2,478
FNMA CMO, Ser 2010-118, IO
6.298%, 10/25/2040 (A)	2,517	333
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,996
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	1,511	1,636
FNMA CMO, Ser 2010-136, IO
5.798%, 12/25/2040 (A)	2,393	435
FNMA CMO, Ser 2010-142, IO
6.328%, 12/25/2040 (A)	2,079	309
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	912	945
FNMA CMO, Ser 2010-150, IO
6.291%, 01/25/2041 to 01/25/2041 (A)	6,933	1,048
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (A)	628	719
FNMA CMO, Ser 2010-23, Cl KS, IO
6.898%, 02/25/2040 (A)	1,058	157
FNMA CMO, Ser 2010-27, IO
6.278%, 04/25/2040 (A)	4,266	747
FNMA CMO, Ser 2010-35, Cl SB, IO
6.218%, 04/25/2040 (A)	1,213	175
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	431	400

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	$1,000	$1,048
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	1,176	1,310
FNMA CMO, Ser 2010-68, Cl SA, IO
4.798%, 07/25/2040 (A)	3,180	509
FNMA CMO, Ser 2010-M5, Cl A1
2.259%, 07/25/2020	72	74
FNMA CMO, Ser 2011-117, IO
6.398%, 10/25/2040 (A)	5,565	1,349
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/2051 (A)	781	852
FNMA CMO, Ser 2011-30, Cl LS, IO
4.384%, 04/25/2041 (A)	2,271	159
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/2051 (A)	1,185	1,317
FNMA CMO, Ser 2011-53, IO
5.718%, 06/25/2041 (A)	2,773	347
FNMA CMO, Ser 2011-63, IO
6.478%, 07/25/2041 (A)	3,121	431
FNMA CMO, Ser 2011-75, Cl FA
0.752%, 08/25/2041 (A)	593	598
FNMA CMO, Ser 2011-87, IO
5.748%, 09/25/2041 (A)	5,925	853
FNMA CMO, Ser 2011-90, IO
5.000%, 05/25/2034	4,733	576
FNMA CMO, Ser 2011-96, IO
6.348%, 10/25/2041 (A)	6,074	1,124
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,645
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	8,313
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	2,500	2,781
FNMA CMO, Ser 2012-101, Cl FC
0.702%, 09/25/2042 (A)	988	996
FNMA CMO, Ser 2012-111, IO
5.898%, 07/25/2040 (A)	2,664	678
FNMA CMO, Ser 2012-112, Cl FD
0.702%, 10/25/2042 (A)	991	999
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	22,926	24,054
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	2,094	2,190
FNMA CMO, Ser 2012-134, Cl MS
5.948%, 12/25/2042 (A)	1,095	328
FNMA CMO, Ser 2012-137, Cl CF
0.502%, 08/25/2041 (A)	1,488	1,490
FNMA CMO, Ser 2012-139, IO
3.000%, 12/25/2027	2,728	363
FNMA CMO, Ser 2012-14, Cl FB
0.652%, 08/25/2037 (A)	906	910
FNMA CMO, Ser 2012-14, Cl FL
0.652%, 12/25/2040 (A)	941	947

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-16, IO
6.248%, 03/25/2042 (A)	$254	$47
FNMA CMO, Ser 2012-17, IO
6.498%, 07/25/2026 (A)	2,688	439
6.348%, 07/25/2039 (A)	1,441	322
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	300	332
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/2042	2,905	3,244
FNMA CMO, Ser 2012-35, IO
6.398%, 04/25/2042 (A)	949	164
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	4,200	4,710
FNMA CMO, Ser 2012-47, Cl HF
0.602%, 05/25/2027 (A)	4,393	4,429
FNMA CMO, Ser 2012-63, IO
6.348%, 03/25/2039 (A)	2,798	673
FNMA CMO, Ser 2012-66, IO
5.798%, 06/25/2042 (A)	935	168
FNMA CMO, Ser 2012-70, IO
6.448%, 02/25/2041 (A)	855	203
FNMA CMO, Ser 2012-74, Cl SA, IO
6.448%, 03/25/2042 (A)	2,900	571
FNMA CMO, Ser 2012-74, Cl OA, IO
0.000%, 03/25/2042	200	191
FNMA CMO, Ser 2012-75, CL AO, PO
6.398%, 07/25/2042 (A)	1,097	256
FNMA CMO, Ser 2012-75, CL NS, PO
0.000%, 03/25/2042	400	382
FNMA CMO, Ser 2012-84, IO
5.798%, 08/25/2042 (A)	6,629	808
FNMA CMO, Ser 2012-89, Cl FD
0.652%, 04/25/2039 (A)	1,460	1,467
FNMA CMO, Ser 2012-9, IO
6.498%, 02/25/2027 (A)	2,540	495
FNMA CMO, Ser 2012-93, Cl IB, IO
5.898%, 09/25/2042 (A)	1,273	312
FNMA CMO, Ser 2012-93, Cl SG, IO
3.000%, 09/25/2027	10,589	1,343
FNMA CMO, Ser 2012-97, Cl FB
0.702%, 09/25/2042 (A)	1,482	1,492
FNMA CMO, Ser 2012-M11, Cl FA
0.734%, 08/25/2019 (A)	2,435	2,448
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	11,950	12,544
FNMA CMO, Ser 2012-M8, Cl ASQ2
1.520%, 12/25/2019	505	514
FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	400	407
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	6,700	8,027

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	$5,200	$6,019
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	915	1,076
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	1,778	2,166
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	593	720
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	733	871
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024	435	390
FNMA Interest STRIPS CMO, Ser 1998-300, PO
0.000%, 09/01/2024	280	250
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	640	112
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	973	212
FNMA Interest STRIPS CMO, Ser 2012-409, IO
4.500%, 11/25/2039	4,742	521
3.500%, 11/25/2041	2,547	245
3.000%, 11/25/2026 to 04/25/2027	11,338	1,180
FNMA Interest STRIPS CMO, Ser 2012-412, Cl F2
0.702%, 08/25/2042 (A)	1,472	1,475
FNMA TBA
6.000%, 05/15/2043	11,970	13,124
4.500%, 04/14/2033	20,385	21,912
4.000%, 03/01/2039	200	213
3.500%, 03/15/2033 to 03/25/2043	50,475	53,470
3.000%, 03/15/2033 to 04/25/2043	108,386	112,048
2.500%, 03/01/2026 to 03/01/2043	132,085	136,879
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.929%, 12/25/2042 (A)	858	1,024
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	917	1,075
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	1,198	1,398
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	501	582
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	405	471

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	$778	$928
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,191
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	814	961
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	623	731
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.422%, 03/25/2045 (A)	2,122	2,104
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	295	354
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.422%, 02/25/2036 (A)	490	486
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.462%, 11/25/2046 (A)	1,073	1,067
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.970%, 07/25/2037 (A)	57	106
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	1,517	1,768
GNMA
9.500%, 12/15/2020	5	6
7.500%, 10/15/2037	622	730
7.000%, 12/20/2017 to 06/15/2035	3,319	3,922
6.500%, 01/15/2024 to 02/15/2039	5,654	6,554
6.000%, 12/15/2023 to 10/20/2040	25,450	29,246
5.000%, 10/20/2039 to 11/20/2040	5,176	5,744
4.500%, 01/20/2040 to 07/20/2041	23,622	25,924
GNMA ARM (A)
3.500%, 03/20/2034	161	169
1.750%, 04/20/2028 to 04/20/2034	509	534
1.650%, 01/20/2060	1,414	1,458
1.625%, 03/20/2032	115	120
GNMA CMO, Ser 2001-18, Cl WH
31.711%, 04/20/2031 (A)	92	185
GNMA CMO, Ser 2001-22, Cl PS
20.484%, 03/17/2031 (A)	654	1,024
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,533	1,802
GNMA CMO, Ser 2002-23, Cl SD
20.406%, 04/16/2032 (A)	896	1,389
GNMA CMO, Ser 2002-51, Cl SG
31.630%, 04/20/2031 (A)	78	157
GNMA CMO, Ser 2002-57, Cl SB
109.474%, 08/16/2032	71	348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2002-69, Cl SC
16.050%, 02/20/2032 (A)	$102	$111
GNMA CMO, Ser 2003-60, Cl GS
12.080%, 05/16/2033 (A)	102	122
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	3,909	4,478
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	1,106	1,209
GNMA CMO, Ser 2003-97, Cl SA, IO
6.348%, 11/16/2033 (A)	473	95
GNMA CMO, Ser 2004-17, Cl MZ
5.500%, 03/16/2034	1,096	1,309
GNMA CMO, Ser 2004-28, Cl SV
8.795%, 04/20/2034 (A)	953	1,018
GNMA CMO, Ser 2004-34, Cl CS
19.373%, 02/20/2034 (A)	53	74
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/2034	61	60
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	252	263
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	50	49
GNMA CMO, Ser 2004-87, Cl SB
7.440%, 03/17/2033 (A)	177	188
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	95	104
GNMA CMO, Ser 2005-3, Cl SB, IO
5.895%, 01/20/2035 (A)	1,092	174
GNMA CMO, Ser 2005-7, Cl JM
16.276%, 05/18/2034 (A)	177	210
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,220
GNMA CMO, Ser 2006-16, IO
6.785%, 04/20/2036 (A)	1,392	243
GNMA CMO, Ser 2012-H30
0.688%, 01/20/2060 (A)	1,530	1,536
0.658%, 11/20/2059 (A)	1,431	1,432
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	110	105
GNMA CMO, Ser 2006-38, Cl SG, IO
6.445%, 09/20/2033 (A)	1,551	114
GNMA CMO, Ser 2006-38, Cl SW, IO
6.295%, 06/20/2036 (A)	941	128
GNMA CMO, Ser 2007-17, Cl AF
0.402%, 04/16/2037 (A)	653	655
GNMA CMO, Ser 2007-26, Cl SW, IO
5.995%, 05/20/2037 (A)	1,814	270
GNMA CMO, Ser 2007-27, Cl SD, IO
5.995%, 05/20/2037 (A)	674	101
GNMA CMO, Ser 2007-42, Cl SB, IO
6.545%, 07/20/2037 (A)	967	158

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-45, Cl QA, IO
6.435%, 07/20/2037 (A)	$610	$101
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.345%, 11/20/2037 (A)	695	117
GNMA CMO, Ser 2007-78, Cl SA, IO
6.328%, 12/16/2037 (A)	10,661	1,717
GNMA CMO, Ser 2007-81, Cl SP, IO
6.445%, 12/20/2037 (A)	870	143
GNMA CMO, Ser 2007-82, Cl SA, IO
6.325%, 12/20/2037 (A)	568	92
GNMA CMO, Ser 2007-9, Cl CI, IO
5.995%, 03/20/2037 (A)	768	120
GNMA CMO, Ser 2008-10, Cl S, IO
5.625%, 02/20/2038 (A)	1,035	145
GNMA CMO, Ser 2008-2, Cl MS, IO
6.958%, 01/16/2038 (A)	610	92
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	238	229
GNMA CMO, Ser 2008-33, Cl XS, IO
7.498%, 04/16/2038 (A)	392	71
GNMA CMO, Ser 2008-55, Cl SA, IO
5.995%, 06/20/2038 (A)	980	146
GNMA CMO, Ser 2008-95, Cl DS, IO
7.095%, 12/20/2038 (A)	1,483	260
GNMA CMO, Ser 2009-102, Cl SM, IO
6.198%, 06/16/2039 (A)	1,832	211
GNMA CMO, Ser 2009-106, Cl AS, IO
6.198%, 11/16/2039 (A)	1,524	243
GNMA CMO, Ser 2009-106, Cl KS, IO
6.195%, 11/20/2039 (A)	17,063	2,786
GNMA CMO, Ser 2009-106, Cl SU, IO
5.995%, 05/20/2037 (A)	3,166	476
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	549	91
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	27	5
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	1,056	128
GNMA CMO, Ser 2009-22, Cl SA, IO
6.065%, 04/20/2039 (A)	1,502	216

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-24, Cl DS, IO
6.095%, 03/20/2039 (A)	$770	$85
GNMA CMO, Ser 2009-25, Cl SE, IO
7.395%, 09/20/2038 (A)	578	108
GNMA CMO, Ser 2009-31, Cl TS, IO
6.095%, 03/20/2039 (A)	1,424	201
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	241	38
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	1,696	45
GNMA CMO, Ser 2009-42, Cl SC, IO
5.875%, 06/20/2039 (A)	494	73
GNMA CMO, Ser 2009-43, Cl SA, IO
5.745%, 06/20/2039 (A)	1,265	172
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	1,095	1,198
GNMA CMO, Ser 2009-6, Cl SH, IO
5.835%, 02/20/2039 (A)	1,070	147
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	648	87
GNMA CMO, Ser 2009-65, Cl TS, IO
6.195%, 12/20/2038 (A)	1,943	270
GNMA CMO, Ser 2009-66, IO
6.598%, 07/16/2039 (A)	190	29
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,769
GNMA CMO, Ser 2009-67, Cl SA, IO
5.848%, 08/16/2039 (A)	1,294	160
GNMA CMO, Ser 2009-72, Cl SM, IO
6.048%, 08/16/2039 (A)	1,736	224
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	865	927
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	976	920
GNMA CMO, Ser 2009-8, Cl PS
6.098%, 08/16/2038 (A)	148	19
GNMA CMO, Ser 2009-83, Cl TS, IO
5.895%, 08/20/2039 (A)	1,238	164
GNMA CMO, Ser 2010-113, Cl BS, IO
5.795%, 09/20/2040 (A)	2,282	364
GNMA CMO, Ser 2010-116, Cl MP
3.500%, 09/16/2040	1,469	1,591
GNMA CMO, Ser 2010-121, IO
5.795%, 09/20/2040 (A)	1,929	336

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	$482	$465
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035	532	498
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	425	377
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/2033	128	127
GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/2039	839	915
GNMA CMO, Ser 2010-14, Cl SH, IO
5.798%, 02/16/2040 (A)	893	169
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	4,062	389
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	1,291	1,138
GNMA CMO, Ser 2010-167, Cl US, IO
6.425%, 11/20/2038 (A)	807	99
GNMA CMO, Ser 2010-20, Cl Cl SC, IO
6.045%, 02/20/2040 (A)	3,671	668
GNMA CMO, Ser 2010-20, Cl SE, IO
5.949%, 02/20/2040 (A)	3,975	712
GNMA CMO, Ser 2010-26, IO
6.049%, 02/20/2040 (A)	65	12
GNMA CMO, Ser 2010-3, Cl MS, IO
6.345%, 11/20/2038 (A)	2,253	327
GNMA CMO, Ser 2010-31, Cl GS, IO
6.295%, 03/20/2039 (A)	996	149
GNMA CMO, Ser 2010-35, Cl AS, IO
5.545%, 03/20/2040 (A)	3,498	549
GNMA CMO, Ser 2010-35, Cl SB, IO
5.479%, 03/20/2040 (A)	7,008	1,041
GNMA CMO, Ser 2010-4, Cl SL, IO
6.198%, 01/16/2040 (A)	431	71
GNMA CMO, Ser 2010-4, Cl NS, IO
6.188%, 01/16/2040 (A)	20,557	3,385
GNMA CMO, Ser 2010-47, Cl PX, IO
6.495%, 06/20/2037 (A)	2,640	424
GNMA CMO, Ser 2010-47, Cl XN, IO
6.348%, 04/16/2034 (A)	673	33
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,270
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	1,038

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-85, Cl HS, IO
6.445%, 01/20/2040 (A)	$1,511	$258
GNMA CMO, Ser 2010-93, IO
6.495%, 06/20/2035 (A)	273	25
GNMA CMO, Ser 2010-H10, Cl FC
1.210%, 05/20/2060 (A)	5,035	5,161
GNMA CMO, Ser 2010-H17, Cl XQ
5.246%, 07/20/2060 (A)	1,710	2,010
GNMA CMO, Ser 2010-H26, Cl LF
0.597%, 08/20/2058 (A)	6,847	6,834
GNMA CMO, Ser 2011-11, IO
5.795%, 01/20/2041 (A)	1,324	206
GNMA CMO, Ser 2011-146, IO
6.448%, 11/16/2041 (A)	1,100	273
5.000%, 11/16/2041	152	31
GNMA CMO, Ser 2011-163, Cl WA
5.791%, 12/20/2038 (A)	1,041	1,158
GNMA CMO, Ser 2011-32, IO
5.795%, 03/20/2041 (A)	776	123
GNMA CMO, Ser 2011-32, Cl S, IO
5.798%, 03/16/2041 (A)	386	46
GNMA CMO, Ser 2011-40, Cl SA, IO
5.928%, 02/16/2036 (A)	2,705	288
GNMA CMO, Ser 2011-70, Cl BS, IO
6.498%, 12/16/2036 (A)	1,648	212
GNMA CMO, Ser 2011-H09, Cl AF
0.745%, 03/20/2061 (A)	1,751	1,760
GNMA CMO, Ser 2012-141, Cl WC
3.782%, 01/20/2042 (A)	981	1,079
GNMA CMO, Ser 2012-61, Cl FM
0.602%, 05/16/2042 (A)	1,387	1,390
GNMA CMO, Ser 2012-66, IO
3.500%, 02/20/2038	2,776	423
GNMA CMO, Ser 2012-74, IO
5.895%, 06/20/2042 (A)	2,106	478
GNMA CMO, Ser 2012-98, IO
5.898%, 08/16/2042 (A)	2,178	538
GNMA CMO, Ser 2012-H15, Cl FA
0.658%, 05/20/2062 (A)	1,472	1,474
GNMA CMO, Ser 2012-H21, Cl CF
0.908%, 05/20/2061 (A)	2,240	2,253
GNMA CMO, Ser 2012-H21, Cl DF
0.858%, 05/20/2061 (A)	1,499	1,507
GNMA CMO, Ser 2012-H22, Cl FD
0.678%, 01/20/2061 (A)	2,497	2,496
GNMA CMO, Ser 2012-H24, Cl FA
0.658%, 03/20/2060 (A)	1,492	1,491

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-H24, Cl FE
0.808%, 10/20/2062 (A)	$1,534	$1,542
GNMA CMO, Ser 2012-H24, Cl FG
0.638%, 04/20/2060 (A)	2,482	2,478
GNMA CMO, Ser 2012-H26, Cl MA
0.758%, 07/20/2062 (A)	1,496	1,504
GNMA CMO, Ser 2012-H27, Cl FB
0.708%, 10/20/2062 (A)	3,470	3,475
GNMA CMO, Ser 2012-H28, Cl FA
0.788%, 09/20/2062 (A)	2,500	2,508
GNMA CMO, Ser 2013-H01, Cl FA
1.650%, 01/20/2063	3,630	3,666
GNMA CMO, Ser 2013-H01, Cl JA
0.528%, 01/20/2063 (A)	1,506	1,499
GNMA CMO, Ser 2013-H01, Cl TA
0.708%, 01/20/2063 (A)	1,996	2,003
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	1,501	1,496
GNMA II
1.625%, 07/20/2034 (A)	21	22
GNMA TBA
3.500%, 03/01/2040 to 03/20/2043	28,820	30,896
3.000%, 03/15/2043 to 04/15/2043	41,075	42,995
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.549%, 12/07/2020 (A)	199	200
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	1,100	1,178
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	5,699	6,039
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.649%, 10/07/2020 (A)	10,100	10,132
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.568%, 11/06/2017 (A)	4,603	4,614
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.668%, 11/05/2020 (A)	3,300	3,314
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.758%, 12/08/2020 (A)	1,424	1,433
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.768%, 12/08/2020 (A)	501	503
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	351	365

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.648%, 01/08/2020 (A)	$76	$77
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.598%, 02/06/2020 (A)	878	882

		2,477,114

Non-Agency Mortgage-Backed Obligations — 7.3%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024 (C)	802	814
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.428%, 02/02/2037 (A)(C)	458	444
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/2048 (A)(C)	334	334
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/2048 (A)(C)	900	915
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A)(C)	1,500	1,601
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A)(C)	383	394
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A)(C)	570	602
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.091%, 11/25/2046 (A)	1,271	702
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.327%, 03/25/2047 (A)	81	57
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.068%, 05/24/2036 (A)(C)	362	373
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.068%, 05/24/2036 (A)(C)	400	426
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.499%, 03/26/2037 (A)(C)	1,181	1,181
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (C)	789	825
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.405%, 10/28/2036 (A)(C)	206	205

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.723%, 11/28/2035 (A)(C)	$470	$459
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	281	293
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	539	564
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	389	396
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	479	490
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	382	393
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	328	335
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	314	318
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.207%, 11/25/2021 (A)	162	159
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.401%, 04/25/2037 (A)	397	311
Banc of America Commercial Mortgage Securities, Ser 2005-6, Cl A4
5.189%, 09/10/2047 (A)	70	77
Banc of America Commercial Mortgage Trust 2007-1, Ser 2007-1, Cl A4
5.451%, 01/15/2049	3,481	3,974
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	184	186
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	6,915	7,437
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/2043	500	539
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,050	1,120
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	300	329
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	500	556
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	825	932

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	$800	$905
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	490	552
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	2,617	2,961
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	28	30
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	362	382
Banc of America Funding, Ser 2004-C, Cl 1A1
5.056%, 12/20/2034 (A)	199	200
Banc of America Funding, Ser 2005-B, Cl 2A1
3.100%, 04/20/2035 (A)	3,626	3,358
Banc of America Funding, Ser 2006-G, Cl 2A3
0.371%, 07/20/2036 (A)	4,004	3,958
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (A)(C)	629	665
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (C)	362	376
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	1,936	1,937
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	554	611
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	564	582
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.752%, 05/25/2018 (A)	141	135
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.652%, 08/25/2018 (A)	136	131
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.213%, 02/25/2033 (A)	4	4
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.142%, 06/25/2033 (A)	263	265
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	892	908
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	137	141

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	$117	$122
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	114	121
Banc of America Re-Remic Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (C)	411	415
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.522%, 11/25/2035 (A)(C)	5,302	4,416
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.432%, 12/25/2036 (A)(C)	2,291	1,816
BB-UBS Trust 2012-SHOW, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	400	404
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,516
BCAP LLC Trust, Ser 2009- RR10, Cl 17A1
5.750%, 06/26/2037 (C)	611	626
BCAP LLC Trust, Ser 2009- RR13, Cl 17A2
5.500%, 04/26/2037 (A)(C)	718	706
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	727	761
BCAP LLC Trust, Ser 2010- RR12, Cl 2A5
4.500%, 01/26/2036 (A)(C)	616	638
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.265%, 04/26/2037 (A)(C)	737	743
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/2037 (A)(C)	170	170
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.002%, 04/26/2035 (A)(C)	242	238
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.679%, 07/26/2045 (A)(C)	898	865
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.010%, 01/26/2036 (A)(C)	261	255
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.871%, 02/26/2047 (A)(C)	332	320

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.069%, 05/26/2035 (A)(C)	$700	$655
BCAP LLC Trust, Ser 2011- RR10, Cl 2A1
1.078%, 09/26/2037 (A)(C)	968	864
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A)(C)	815	810
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.360%, 05/28/2036 (A)(C)	857	788
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.906%, 07/26/2036 (A)(C)	528	514
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.372%, 08/26/2036 (A)(C)	795	761
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
2.560%, 05/26/2037 (A)(C)	752	742
BCAP LLC Trust, Ser 2012- RR10, Cl 3A1
0.394%, 05/26/2036 (A)(C)	1,902	1,764
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.083%, 05/25/2034 (A)	180	184
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.302%, 05/25/2034 (A)	538	524
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.240%, 08/25/2035 (A)	368	371
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.893%, 04/25/2035 (A)	211	182
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl AM
5.716%, 06/11/2040 (A)	260	297
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AM
5.888%, 06/11/2050 (A)	470	541
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	15	15

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	$2,958	$2,994
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	93	94
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.241%, 06/11/2041 (A)(C)	13,605	181
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	163	174
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/2042 (A)	8,280	9,097
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.454%, 03/11/2039 (A)	300	335
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.573%, 04/12/2038 (A)	4,815	5,402
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	300	342
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	400	442
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (A)	110	128
CC Funding, Ser 2004-1A, Cl A1
0.482%, 01/25/2035 (A)(C)	37	32
CD 2005-CD1 Commercial Mortgage Trust, Ser 2005-CD1
5.219%, 07/15/2044	1,983	2,176
CD 2005-CD1 Commercial Mortgage Trust, Ser 2005- CD1, Cl AJ
5.219%, 07/15/2044 (A)	600	645
CD 2006-CD2 Mortgage Trust, Ser 2006-CD2, Cl AM
5.351%, 01/15/2046 (A)	200	218
CD 2007-CD4 Commercial Mortgage Trust, Ser 2007- CD4, Cl A3
5.293%, 12/11/2049	134	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(C)	$2,670	$3,100
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.991%, 02/25/2037 (A)	266	271
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.991%, 02/25/2037 (A)	177	181
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.080%, 07/25/2037 (A)	437	439
Citicorp Mortgage Securities, Ser 2004-4, Cl A4
5.500%, 06/25/2034	459	480
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	2,624	2,802
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	440	472
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
3.180%, 02/25/2034 (A)	68	61
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
4.706%, 05/25/2034 (A)(C)	803	833
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.085%, 08/25/2034 (A)	192	194
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	350	358
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.030%, 11/25/2038 (A)(C)	798	809
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.434%, 09/25/2033 (A)(C)	540	547
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A)(C)	874	916
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (C)	1,245	1,307
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A)(C)	265	269
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	2,221	2,305
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	2,373	2,512

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.282%, 02/25/2047 (A)(C)	$255	$254
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.392%, 02/25/2046 (A)(C)	585	543
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (C)	820	812
Citigroup, Ser 2006-CD2, Cl X, IO
0.079%, 01/15/2046 (A)(C)	70,307	121
Citigroup, Ser 2007-CD4, Cl XC, IO
0.145%, 12/11/2049 (A)(C)	40,133	312
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/2032 (A)	164	165
Commercial Mortgage Pass- Through Certificates, Ser 2012-MVP, Cl A
2.141%, 11/17/2026 (A)(C)	336	341
Commercial Mortgage Pass- Through Certificates, Ser LC6, Cl ASB
2.478%, 01/10/2046	1,429	1,458
Commercial Mortgage Pass- Through Certificates, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,465	1,634
Commercial Mortgage Pass- Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/2034 (C)	2,500	2,501
Commercial Mortgage Pass- Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/2043 (A)	600	645
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR2, IO
1.968%, 08/15/2045 (A)	1,223	157
Commercial Mortgage Pass- Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	1,246	1,313
Commercial Mortgage Pass- Through Certificates, Ser CR2, Cl ASB
2.752%, 08/15/2045	2,464	2,571
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	1,711	1,807
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	1,726	1,677

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	$165	$169
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	758	797
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031	245	230
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.271%, 08/25/2035 (A)	769	470
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	716	741
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.999%, 12/25/2033 (A)	409	397
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	1,103	1,140
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.512%, 08/25/2018 (A)	62	65
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
4.921%, 08/25/2034 (A)	507	511
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.864%, 09/25/2034 (A)	59	47
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	623	649
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	516	533
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	721	682
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.602%, 09/25/2035 (A)(C)	4,126	3,472
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/2031	176	179
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	912	936

18	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	$383	$395
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	236	252
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	371	380
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	585	626
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	616	647
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.919%, 06/25/2034 (A)	518	521
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	445	471
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.261%, 06/25/2035 (A)	34	35
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/2038	664	677
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	3,578	3,811
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	400	432
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	1,831	1,986
Credit Suisse First Boston Mortgage Securities, Ser 2005-CF1, Cl A3
0.712%, 03/25/2045 (A)(C)	18	18
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.688%, 03/15/2039 (A)	825	920
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	912	1,028

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	$8,786	$9,854
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.909%, 09/26/2046 (A)(C)	345	344
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/2037 (A)(C)	30	30
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A)(C)	400	391
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (C)	341	341
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A)(C)	300	307
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.210%, 02/27/2047 (A)(C)	882	878
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.961%, 07/28/2036 (A)(C)	597	588
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.460%, 08/28/2047 (A)(C)	1,132	1,124
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.210%, 03/27/2046 (A)(C)	1,889	1,900
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
3.250%, 07/27/2037 (A)(C)	1,163	1,183
CSMC, Ser 2012-11R, Cl A6
1.203%, 06/28/2047 (A)(C)	4,473	4,277
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,070	1,196

19	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(C)	$2,845	$3,247
DBRR Trust, Ser EZ1, Cl A
0.946%, 09/25/2045 (C)	6,931	6,954
DBRR Trust, Ser EZ2, Cl A
0.853%, 02/25/2043 (A)(C)	6,746	6,746
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	2,223	2,530
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.458%, 08/10/2044 (A)(C)	6,593	299
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.340%, 04/26/2037 (A)(C)	216	211
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.462%, 06/28/2047 (A)(C)	87	87
Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.628%, 02/25/2020 (A)	227	235
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (C)	2,609	2,713
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.602%, 11/19/2044 (A)	1,714	940
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (C)	550	558
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020 (C)	918	960
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.752%, 02/25/2048 (A)(C)	2,979	2,985
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.378%, 09/25/2034 (A)	464	458
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	424	436
Fontainebleau Miami Beach Trust, Ser 2012-FBLU, Cl A
2.887%, 05/05/2027 (C)	1,011	1,036
GE Business Loan Trust, Ser 2003-2A, Cl A
0.571%, 11/15/2031 (A)(C)	1,645	1,582
GE Business Loan Trust, Ser 2005-2A, Cl B
0.701%, 11/15/2033 (A)(C)	1,665	1,399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	$75	$80
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/2048 (A)	1,000	1,062
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	500	526
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/2049	550	624
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	1,126	1,148
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	700	762
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	1,628	1,765
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.393%, 10/19/2033 (A)	1,260	1,295
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	429	436
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	644	656
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	533	566
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	217	223
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A)(D)	9,670	9,971
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/2042 (A)	220	233
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	6,568	7,187
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.867%, 07/10/2038 (A)	1,250	1,414
Greenwich Capital Commercial Funding, Ser GG7, Cl AM
5.867%, 07/10/2038 (A)	1,160	1,300
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,110
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.614%, 11/10/2039 (A)(C)	10,607	190

20	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2011-GC5, IO
1.753%, 08/10/2044 (A)(C)	$2,152	$185
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	10,105	11,038
GS Mortgage Securities II, Ser GC5, Cl A2
2.999%, 08/10/2044	55	58
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027	307	317
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	4	4
GSMPS Mortgage Loan Trust, Ser 2005-RP3, IO
4.982%, 09/25/2035 (A)(C)	429	72
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.552%, 09/25/2035 (A)(C)	536	461
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	650	680
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.702%, 06/25/2035 (A)	138	130
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	113	115
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.652%, 10/25/2034 (A)	837	824
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.502%, 05/25/2035 (A)	397	392
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	4,318	4,850
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	579	609
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.552%, 05/25/2036 (A)	466	460
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.552%, 08/25/2036 (A)	1,241	1,199
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
3.248%, 11/25/2037 (A)	1,300	1,196
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.894%, 10/25/2034 (A)	24	23

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.062%, 09/25/2034 (A)	$38	$28
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
1.002%, 11/25/2034 (A)	59	48
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/2035 (A)	851	863
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	5,534	5,804
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.363%, 08/12/2037 (A)	700	754
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	332	335
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.094%, 06/12/2043 (A)	49,880	343
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	8,437	9,464
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	580	657
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	749	834
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	517	542
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	1,150	1,298
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.356%, 05/15/2047 (A)	800	794
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	1,167	1,353
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A4
5.726%, 02/12/2049 (A)	4,281	4,937
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.879%, 02/12/2051 (A)	25	29

21	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	$955	$1,020
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	1,668	1,857
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	740	791
JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/2047	150	171
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
3.044%, 07/25/2034 (A)	128	129
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.369%, 06/25/2034 (A)	1,846	1,866
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
3.038%, 09/25/2034 (A)	128	131
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
2.637%, 12/25/2034 (A)	10,971	11,005
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.967%, 02/25/2035 (A)	760	778
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.295%, 04/25/2035 (A)	360	364
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 3A3
2.573%, 06/25/2035 (A)	5	5
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.832%, 06/25/2035 (A)	590	571
JPMorgan Mortgage Trust, Ser 2005-A5, Cl 3A2
2.658%, 08/25/2035 (A)	90	90
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.011%, 08/25/2034 (A)	1,249	1,267
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.907%, 11/25/2033 (A)	1,061	1,082
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.995%, 08/25/2034 (A)	511	503
JPMorgan Re-REMIC, Ser 2009- 6, Cl 4A1
5.481%, 09/26/2036 (A)(C)	392	387
JPMorgan Re-REMIC, Ser 2010- 4, Cl 7A1
1.864%, 08/26/2035 (A)(C)	288	285

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.884%, 07/15/2044 (A)	$844	$879
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.188%, 09/15/2045 (A)	160	186
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	267	270
LB-UBS Commercial Mortgage Trust, Ser 2004-C8
4.799%, 12/15/2029 (A)	438	459
LB-UBS Commercial Mortgage Trust, Ser 2005-C3
4.794%, 07/15/2040	2,815	3,036
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	350	386
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.138%, 02/15/2041 (A)(C)	23,231	229
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.866%, 06/15/2038 (A)	450	512
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	258	266
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	169
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (A)	5,462	6,306
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	324	371
LVII Resecuritization Trust, Ser 2009-2, Cl A5
2.757%, 09/27/2037 (A)(C)	85	85
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.528%, 11/27/2037 (A)(C)	300	319
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.628%, 11/21/2034 (A)	1,585	1,660
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.628%, 11/21/2034 (A)	11,650	12,442
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	1,829	1,922
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	2,649	2,588

22	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.562%, 07/25/2035 (A)(C)	$1,201	$1,024
Master Seasoned Securities Trust, Ser 2005-1, Cl 4A1
2.502%, 10/25/2032 (A)	121	122
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.888%, 06/25/2034 (A)	27	26
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.628%, 11/21/2034 (A)	30	30
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	253	268
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/2036	698	566
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	854	891
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	65	67
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	276	284
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.552%, 05/25/2035 (A)(C)	536	448
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (C)	210	168
MASTR Seasoned Securities Trust, Ser 2004-1, Cl 4A1
2.850%, 10/25/2032 (A)	13	13
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.764%, 07/25/2033 (A)	143	147
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.712%, 02/25/2034 (A)	159	160
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.147%, 02/25/2034 (A)	1,489	1,535
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.575%, 08/25/2034 (A)	317	321
Merrill Lynch Mortgage Trust, Ser 2005-CIP1
5.047%, 07/12/2038 (A)	1,335	1,455
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	1,069	1,117
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	1,170	1,289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.369%, 01/12/2044 (A)	$480	$522
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.645%, 02/25/2036 (A)	308	291
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.683%, 05/12/2039 (A)	505	573
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.850%, 06/12/2050 (A)	1,663	1,924
Merrill Lynch, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (A)	360	401
Merrill Lynch, Ser 2006-4, Cl XC, IO
0.203%, 12/12/2049 (A)(C)	14,885	180
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,930	2,231
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049 (A)	1,309	1,470
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	1,080	1,229
MLCC Mortgage Investors, Ser 2004-1, Cl 2A1
2.444%, 12/25/2034 (A)	552	559
MLCC Mortgage Investors, Ser 2004-A, Cl A2
1.155%, 04/25/2029 (A)	362	354
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.335%, 05/25/2029 (A)	514	511
MLCC Mortgage Investors, Ser 2004-D, Cl A2
1.181%, 09/25/2029 (A)	401	399
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.415%, 04/25/2035 (A)	55	53
ML-CFC Commercial Mortgage Trust, Ser 5, Cl A4
5.378%, 08/12/2048	1,900	2,153
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C5, IO
1.935%, 08/15/2045 (A)(C)	5,145	578
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C5, Cl A3
2.825%, 08/15/2045	1,481	1,537
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C6, Cl A3
2.506%, 11/15/2045	3,654	3,719

23	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser C7, Cl A4
2.918%, 02/15/2046	$670	$679
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C7, Cl AAB
2.469%, 02/15/2046	2,890	2,949
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C7, Cl AS
3.214%, 02/15/2046	707	718
Morgan Stanley Capital
2.461%, 10/01/2036 (A)	937	993
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	1,798	1,878
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/2045	99	99
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	171	172
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.187%, 11/14/2042 (A)	180	180
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	7,400	8,017
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	5,645	6,215
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.983%, 08/12/2041 (A)	6,350	7,267
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.236%, 02/12/2044 (A)(C)	39,685	246
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
5.833%, 06/11/2049 (A)	1,000	1,164
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.652%, 06/11/2042 (A)	300	352
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	1,620	1,738
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	380
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	950	1,065
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	42	42
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.668%, 04/25/2034 (A)	568	594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	$27	$20
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.312%, 02/25/2047 (A)	160	146
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/2056 (C)	1,062	1,074
Morgan Stanley Re-REMIC Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/2043 (C)	44	44
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (C)	1,300	1,345
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (C)	1,048	1,057
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051	1,224	1,210
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	2,805	2,840
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	400	332
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025	4,434	4,437
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.944%, 05/25/2036 (A)	520	452
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.560%, 03/26/2036 (A)(C)	618	621
NorthStar 2012-1 Mortgage Trust, Ser 2012-1, Cl A
1.402%, 08/25/2029 (A)(C)	1,084	1,083
PennyMac Loan Trust, Ser 2011- NPL1, Cl A
5.250%, 09/25/2051 (A)(C)	98	99
Prime Mortgage Trust, Ser 2004- CL1, Cl 1A1
6.000%, 02/25/2034	233	257
Prime Mortgage Trust, Ser 2004- CL1, Cl 1PO, PO
0.000%, 02/25/2034	64	54
Prime Mortgage Trust, Ser 2006- DR1, Cl 2A1
5.500%, 05/25/2035 (C)	2,234	2,239
RALI Trust, Ser 2005-QO5
1.171%, 01/25/2046 (A)	1,249	840
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	168	176
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	57	55

24	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (C)	$362	$366
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A)(C)	743	766
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.352%, 09/26/2036 (A)(C)	842	773
RCMC LLC, Ser CRE1, Cl A
5.623%, 11/15/2044 (C)	988	990
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	674	695
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	278	286
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	366	381
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,616	1,500
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.531%, 09/25/2045 (A)	893	711
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	581	599
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	1,012	1,017
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	362	378
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.775%, 12/25/2034 (A)	1,436	1,445
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	329	333
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 1A9
5.500%, 05/25/2022	303	303
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.098%, 09/25/2033 (A)	545	553
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.829%, 01/20/2035 (A)	783	648
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	159	161
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	257	260

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A)(C)	$799	$828
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A)(C)	1,000	1,053
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A)(C)	357	361
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A)(C)	700	728
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(C)	1,274	1,289
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A)(C)	800	824
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(C)	1,743	1,751
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A)(C)	432	434
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A)(C)	330	331
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A)(C)	253	254
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
5.300%, 12/25/2059 (A)(C)	121	123
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.897%, 06/25/2034 (A)	600	617
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.522%, 10/25/2035 (A)	3,815	3,080
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.865%, 10/19/2034 (A)	292	290
Structured Asset Securities, Ser 2001-15A, Cl 4A1
2.560%, 10/25/2031 (A)	54	54
Structured Asset Securities, Ser 2003-16, Cl A3
0.702%, 06/25/2033 (A)	340	330

25	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.789%, 10/25/2033 (A)	$8,798	$8,926
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.411%, 11/25/2033 (A)	141	150
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	651	658
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.935%, 12/25/2033 (A)	217	217
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	706	730
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.842%, 09/25/2043 (A)	593	590
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.553%, 08/15/2039 (A)	2,207	2,321
UBS-BAMLL Trust, Ser 2012- WRM, Cl A
3.663%, 06/10/2030 (C)	866	905
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, IO
1.822%, 05/10/2063 (A)(C)	3,716	390
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	416	442
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	2,058	2,118
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (C)	900	917
UBS-Barclays Commercial Mortgage Trust, Ser C4, Cl AAB
2.459%, 12/10/2045	4,908	4,995
UBS-Barclays Commercial Mortgage Trust, Ser C5, Cl A4
3.187%, 03/10/2046	3,112	3,221
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	2,027	2,387
Vericrest Opportunity Loan Transferee, Ser 2012-NL1A, Cl A1
4.213%, 03/25/2049 (A)(C)	11	11
Vericrest Opportunity Loan Transferee, Ser 2012-NL2A, Cl A1
2.487%, 02/26/2052 (C)	1,244	1,248

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vericrest Opportunity Loan Transferee, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060 (A)(C)	$1,646	$1,653
VNO Mortgage Trust, Ser 2012- 6AVE, Cl A
2.996%, 11/15/2030 (C)	777	785
Wachovia Bank Commercial Mortgage Trust, Ser 2007- C30, Cl AM
5.383%, 12/15/2043	280	307
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C5, Cl A2
3.989%, 06/15/2035	1,515	1,521
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/2035 (C)	1	1
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/2035	211	213
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (A)	2,711	2,764
Wachovia Bank Commercial Mortgage Trust, Ser 2005- C20, Cl A7
5.118%, 07/15/2042 (A)	130	141
Wachovia Bank Commercial Mortgage Trust, Ser 2006- C26, Cl XC, IO
0.045%, 06/15/2045 (A)(C)	81,171	193
Wachovia Bank Commercial Mortgage Trust, Ser 2007- C30, Cl A5
5.342%, 12/15/2043	1,100	1,245
Wachovia Bank Commercial Mortgage Trust, Ser C22
5.298%, 12/15/2044 (A)	1,000	1,102
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.493%, 01/25/2033 (A)	327	333
Wamu Mortgage Pass-Through Certificates, Ser 2002-AR6, Cl A
1.574%, 06/25/2042 (A)	25	25
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.506%, 10/25/2033 (A)	423	435
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.444%, 06/25/2033 (A)	407	419

26	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.323%, 08/25/2033 (A)	$356	$357
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.460%, 08/25/2033 (A)	220	227
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.434%, 09/25/2033 (A)	764	780
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.553%, 09/25/2033 (A)	290	296
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	166	168
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	231	238
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.908%, 06/25/2033 (A)	80	97
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	1,483	1,555
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.565%, 06/25/2034 (A)	211	214
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.565%, 06/25/2034 (A)	276	280
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	448	467
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.602%, 03/25/2034 (A)	62	61
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	804	845
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.492%, 10/25/2045 (A)	3,152	2,959
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.482%, 11/25/2045 (A)	4,927	4,382

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.492%, 12/25/2045 (A)	$4,641	$4,231
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.241%, 01/25/2046 (A)	2,772	848
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.500%, 10/25/2046 (A)	1,132	1,018
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.415%, 11/25/2036 (A)	355	297
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.012%, 11/25/2046 (A)	51	6
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.571%, 11/25/2046 (A)	21	6
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.982%, 12/25/2046 (A)	494	224
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.500%, 12/25/2046 (A)	504	449
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.142%, 06/25/2046 (A)	1,013	498
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
2.505%, 02/25/2037 (A)	4,291	3,347
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	618	169
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	98	103
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033	170	159
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033	275	242

27	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A)(C)	$457	$464
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/2018	650	670
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034	362	380
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.424%, 10/25/2033 (A)	23	23
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.433%, 11/25/2033 (A)	477	488
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.919%, 02/25/2034 (A)	297	304
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	77	79
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.626%, 12/25/2034 (A)	611	630
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.626%, 12/25/2034 (A)	407	420
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
3.054%, 12/25/2034 (A)	193	200
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.054%, 12/25/2034 (A)	289	301
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.791%, 07/25/2034 (A)	688	701
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.934%, 08/25/2034 (A)	242	250
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.616%, 09/25/2034 (A)	1,138	1,151
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.653%, 10/25/2034 (A)	536	548

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.653%, 10/25/2034 (A)	$428	$441
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	203	213
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/2020	156	160
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR14, Cl A1
5.327%, 08/25/2035 (A)	458	462
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR8, Cl 2A1
2.736%, 06/25/2035 (A)	795	815
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR9, Cl 2A1
2.746%, 10/25/2033 (A)	254	255
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR18, Cl 1A1
5.492%, 11/25/2036 (A)	591	582
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR8, Cl 1A3
2.682%, 04/25/2036 (A)	665	656
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (C)	1,179	1,187
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.149%, 02/15/2044 (A)(C)	8,188	394
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	4,610	5,000
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	4,920	5,239
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.605%, 06/15/2045 (A)(C)	1,483	163
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.605%, 06/15/2045 (A)(C)	1,731	190
WF-RBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,832
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/2044 (C)	600	678

		539,207

Total Mortgage-Backed Securities (Cost $2,926,581) ($ Thousands)		3,016,321

28	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 24.5%

Consumer Discretionary — 1.5%
CBS
8.875%, 05/15/2019	$125	$168
7.875%, 07/30/2030	160	215
5.750%, 04/15/2020	92	108
4.300%, 02/15/2021	250	272
Comcast
6.500%, 01/15/2015	3,155	3,493
6.500%, 01/15/2017	5,055	6,067
6.500%, 11/15/2035	300	385
6.450%, 03/15/2037	200	257
5.850%, 11/15/2015	648	733
4.950%, 06/15/2016	4,125	4,655
4.250%, 01/15/2033	390	395
Comcast Cable Communications Holdings
9.455%, 11/15/2022	920	1,396
CVS
5.789%, 01/10/2026 (C)	1,707	1,931
CVS Caremark
6.125%, 09/15/2039	140	177
4.125%, 05/15/2021	360	399
2.750%, 12/01/2022	230	228
CVS Lease Pass-Through
6.036%, 12/10/2028 (C)	2,570	3,024
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	325	384
5.880%, 01/10/2028	159	185
Daimler Finance North America LLC
2.625%, 09/15/2016 (C)	389	406
1.875%, 09/15/2014 (C)	4,320	4,384
1.875%, 01/11/2018 (C)	1,856	1,867
1.650%, 04/10/2015 (C)	337	341
1.300%, 07/31/2015 (C)	8,140	8,185
DaimlerChrysler
6.500%, 11/15/2013	460	478
Delta Air Lines, Ser 2012-1 Cl A Pass-Through Trust
4.750%, 05/07/2020	102	110
DIRECTV Holdings
5.150%, 03/15/2042	520	500
DIRECTV Holdings LLC
3.800%, 03/15/2022	1,725	1,732
Discovery Communications
4.950%, 05/15/2042	115	119
Ford Motor
4.750%, 01/15/2043	2,510	2,384
Gap
5.950%, 04/12/2021	3,777	4,272
Historic TW
9.150%, 02/01/2023	500	723
Johnson Controls
5.250%, 12/01/2041	440	484
4.250%, 03/01/2021	265	290
3.750%, 12/01/2021	289	305
Kohl’s
6.250%, 12/15/2017	255	295
4.000%, 11/01/2021(D)	134	136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lowe’s MTN
7.110%, 05/15/2037	$400	$542
5.125%, 11/15/2041	48	54
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (C)	3,802	3,831
Macy’s Retail Holdings
7.450%, 07/15/2017	120	148
6.900%, 04/01/2029	100	120
5.125%, 01/15/2042	54	56
2.875%, 02/15/2023	232	223
McDonald’s MTN
5.350%, 03/01/2018	1,300	1,558
Mohawk Industries
3.850%, 02/01/2023	2,130	2,142
NBC Universal Media
5.950%, 04/01/2041	200	247
4.450%, 01/15/2043	1,598	1,630
4.375%, 04/01/2021	150	169
Newell Rubbermaid
4.700%, 08/15/2020	176	195
News America
6.200%, 12/15/2034	315	376
6.150%, 02/15/2041	799	974
Omnicom Group
3.625%, 05/01/2022	805	820
Target
7.000%, 01/15/2038	135	192
4.000%, 06/15/2013	355	358
Thomson Reuters
4.700%, 10/15/2019	250	286
Time Warner
7.625%, 04/15/2031	3,085	4,187
6.500%, 11/15/2036	50	60
6.250%, 03/29/2041	627	749
5.375%, 10/15/2041	37	40
4.750%, 03/29/2021	920	1,037
4.700%, 01/15/2021	820	921
Time Warner Cable
8.750%, 02/14/2019	2,940	3,886
8.250%, 04/01/2019	3,745	4,865
7.300%, 07/01/2038	400	501
6.750%, 07/01/2018	440	539
6.550%, 05/01/2037	3,426	3,965
5.875%, 11/15/2040	1,720	1,847
5.500%, 09/01/2041	1,228	1,287
4.500%, 09/15/2042 (D)	1,435	1,307
4.125%, 02/15/2021	360	385
Time Warner Entertainment
8.375%, 07/15/2033	100	140
United Business Media
5.750%, 11/03/2020 (C)	1,070	1,163
University of Pennsylvania
4.674%, 09/01/2112	1,450	1,536
US Airways 2012-2 Class A Pass-Through Trust
4.625%, 06/03/2025	5,270	5,481
Viacom
3.875%, 12/15/2021	294	315
Volkswagen International Finance
1.625%, 08/12/2013 (C)	100	101

29	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walgreen
3.100%, 09/15/2022	$234	$235
Wal-Mart Stores
7.250%, 06/01/2013	187	190
5.800%, 02/15/2018	1,910	2,330
5.625%, 04/15/2041	1,080	1,364
Walt Disney MTN
0.450%, 12/01/2015	125	125

		103,960

Consumer Staples — 1.5%
ADT
4.875%, 07/15/2042 (C)	111	106
3.500%, 07/15/2022 (C)	105	103
Altria Group
9.250%, 08/06/2019 (D)	2,120	2,953
4.750%, 05/05/2021 (D)	2,260	2,538
2.850%, 08/09/2022	2,130	2,089
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019 (D)	7,700	10,186
5.375%, 01/15/2020	2,570	3,100
5.000%, 04/15/2020	910	1,076
2.500%, 07/15/2022	2,080	2,039
1.375%, 07/15/2017	4,919	4,959
0.800%, 07/15/2015	2,481	2,487
Bunge Finance
8.500%, 06/15/2019	350	455
5.900%, 04/01/2017	107	121
Cargill
6.000%, 11/27/2017 (C)	500	598
CHS
8.000%, 11/15/2019	200	221
7.125%, 07/15/2020	190	205
ConAgra Foods
3.200%, 01/25/2023	890	888
2.100%, 03/15/2018	86	87
1.900%, 01/25/2018	3,860	3,905
1.300%, 01/25/2016	1,551	1,561
Diageo Capital
4.828%, 07/15/2020	300	351
Diageo Finance BV
5.500%, 04/01/2013	300	301
Diageo Investment
2.875%, 05/11/2022	4,790	4,847
ERAC USA Finance LLC
6.700%, 06/01/2034 (C)	221	271
5.625%, 03/15/2042 (C)	2,221	2,484
3.300%, 10/15/2022 (C)	741	745
2.750%, 03/15/2017 (C)	48	50
1.400%, 04/15/2016 (C)	11	11
Experian Finance
2.375%, 06/15/2017 (C)	1,095	1,119
GlaxoSmithKline Capital
4.375%, 04/15/2014	200	209
HCA
7.250%, 09/15/2020	1,165	1,293
Heineken
1.400%, 10/01/2017 (C)	2,505	2,497
Imperial Tobacco Finance
2.050%, 02/11/2018 (C)	2,690	2,706

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kellogg
3.125%, 05/17/2022	$178	$183
1.750%, 05/17/2017	805	820
Kimberly-Clark
2.400%, 03/01/2022	36	36
Kraft Foods
6.500%, 08/11/2017	300	363
6.125%, 02/01/2018	380	458
5.375%, 02/10/2020	2,233	2,663
Kraft Foods Group
6.500%, 02/09/2040	1,965	2,535
6.125%, 08/23/2018	700	856
5.375%, 02/10/2020	2,452	2,928
5.000%, 06/04/2042	1,146	1,251
3.500%, 06/06/2022	8,825	9,239
Kroger
7.500%, 04/01/2031	610	777
6.150%, 01/15/2020	1,025	1,239
5.400%, 07/15/2040	45	48
3.400%, 04/15/2022 (D)	200	205
2.200%, 01/15/2017	80	82
Molson Coors Brewing
3.500%, 05/01/2022	240	250
Novartis Capital
2.400%, 09/21/2022	200	198
PepsiCo
7.900%, 11/01/2018	339	454
3.000%, 08/25/2021	181	189
2.750%, 03/05/2022	4,165	4,229
1.250%, 08/13/2017	3,850	3,863
0.700%, 08/13/2015	2,790	2,795
Pernod-Ricard
5.750%, 04/07/2021 (C)	827	985
4.450%, 01/15/2022 (C)	2,740	3,016
4.250%, 07/15/2022 (C)	1,970	2,141
2.950%, 01/15/2017 (C)	680	718
Pharmacia
8.700%, 10/15/2021	350	477
Philip Morris International
5.650%, 05/16/2018	510	615
4.125%, 03/04/2043	1,255	1,219
2.900%, 11/15/2021	2,240	2,312
2.625%, 03/06/2023	3,015	2,970
2.500%, 08/22/2022	1,780	1,759
Reynolds American
3.250%, 11/01/2022	880	875
SABMiller
5.500%, 08/15/2013 (C)	320	327
SABMiller Holdings
3.750%, 01/15/2022 (C)	565	604
Safeway
6.350%, 08/15/2017(D)	2,616	2,992
Tyson Foods
4.500%, 06/15/2022	2,510	2,723

		115,955

Energy — 2.4%
Alberta Energy
7.375%, 11/01/2031	200	249

30	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anadarko Holding
7.150%, 05/15/2028	$150	$179
Anadarko Petroleum
8.700%, 03/15/2019	150	201
7.625%, 03/15/2014	450	481
6.950%, 06/15/2019	90	113
6.375%, 09/15/2017	4,090	4,884
5.950%, 09/15/2016	190	218
ANR Pipeline
9.625%, 11/01/2021	100	150
Apache
6.900%, 09/15/2018	180	226
6.000%, 09/15/2013	3,170	3,261
5.625%, 01/15/2017	370	430
4.750%, 04/15/2043	115	119
4.250%, 01/15/2044	692	666
3.250%, 04/15/2022	76	79
2.625%, 01/15/2023	231	224
Arch Coal
7.000%, 06/15/2019 (D)	380	328
Baker Hughes
7.500%, 11/15/2018	2,200	2,895
BG Energy Capital
5.125%, 10/15/2041 (C)	200	227
4.000%, 10/15/2021 (C)	2,775	3,024
BP Capital Markets
5.250%, 11/07/2013	3,230	3,336
3.875%, 03/10/2015	630	669
3.625%, 05/08/2014	100	104
3.561%, 11/01/2021	210	222
3.245%, 05/06/2022	2,100	2,160
2.500%, 11/06/2022	1,755	1,698
1.846%, 05/05/2017(D)	429	439
1.375%, 11/06/2017	132	132
Burlington Resources
8.200%, 03/15/2025	400	560
Canadian Natural Resources
7.200%, 01/15/2032	150	199
6.450%, 06/30/2033	200	246
5.700%, 05/15/2017	228	267
Canadian Oil Sands
6.000%, 04/01/2042 (C)	2,112	2,413
4.500%, 04/01/2022 (C)	1,289	1,390
Cenovus Energy
4.450%, 09/15/2042	77	76
3.000%, 08/15/2022	45	45
Conoco Funding
6.950%, 04/15/2029	1,235	1,697
ConocoPhillips
6.000%, 01/15/2020	460	576
5.750%, 02/01/2019	50	61
DCP Midstream Operating
4.950%, 04/01/2022	2,614	2,814
2.500%, 12/01/2017	3,190	3,225
Devon Energy
6.300%, 01/15/2019	330	405
5.600%, 07/15/2041	2,260	2,503
4.750%, 05/15/2042	157	156
3.250%, 05/15/2022 (D)	2,540	2,542
Devon Financing
7.875%, 09/30/2031	570	792
El Paso
6.950%, 06/01/2028	2,250	2,197

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

El Paso Pipeline Partners Operating LLC
6.500%, 04/01/2020	$3,265	$3,945
4.700%, 11/01/2042	1,020	979
4.100%, 11/15/2015	2,095	2,253
Encana
6.500%, 05/15/2019	250	306
5.150%, 11/15/2041	2,525	2,567
Energen
4.625%, 09/01/2021	2,365	2,431
Energy Transfer Partners
6.500%, 02/01/2042	374	432
5.150%, 02/01/2043	530	533
3.600%, 02/01/2023	1,475	1,474
Eni
5.700%, 10/01/2040 (C)	900	951
Enterprise Products Operating
6.125%, 10/15/2039	170	201
5.950%, 02/01/2041	250	293
Enterprise Products Operating LLC
9.750%, 01/31/2014	3,470	3,753
5.250%, 01/31/2020	70	82
EOG Resources
4.100%, 02/01/2021	300	338
2.625%, 03/15/2023	88	87
Halliburton
6.150%, 09/15/2019	300	378
Hess
8.125%, 02/15/2019	3,250	4,185
7.875%, 10/01/2029	215	277
Husky Energy
7.250%, 12/15/2019	759	979
Kerr-McGee
6.950%, 07/01/2024	4,325	5,375
Kinder Morgan Energy Partners
6.000%, 02/01/2017	590	687
5.000%, 12/15/2013	1,190	1,231
5.000%, 08/15/2042 (D)	337	343
5.000%, 03/01/2043	1,780	1,811
3.950%, 09/01/2022	70	74
Marathon Petroleum
6.500%, 03/01/2041	948	1,191
Murphy Oil
5.125%, 12/01/2042	565	530
3.700%, 12/01/2022	1,970	1,904
Nabors Industries
9.250%, 01/15/2019	250	318
5.000%, 09/15/2020	310	327
National Oilwell Varco
1.350%, 12/01/2017	81	81
Newfield Exploration
5.625%, 07/01/2024	435	455
Noble Energy
4.150%, 12/15/2021	2,950	3,227
Noble Holding International
5.250%, 03/15/2042	119	120
3.950%, 03/15/2022	40	41
Occidental Petroleum
3.125%, 02/15/2022 (D)	1,710	1,802
2.700%, 02/15/2023	2,024	2,042
1.750%, 02/15/2017	153	157
ONEOK Partners
2.000%, 10/01/2017	1,625	1,646

31	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Panhandle Eastern Pipeline
8.125%, 06/01/2019	$1,161	$1,442
Pemex Project Funding Master Trust
6.625%, 06/15/2035 (D)	5,602	6,722
Petrobras International Finance
7.875%, 03/15/2019	200	245
6.750%, 01/27/2041	150	173
6.125%, 10/06/2016	1,300	1,446
5.750%, 01/20/2020	1,127	1,251
5.375%, 01/27/2021 (D)	4,680	5,109
2.875%, 02/06/2015	1,905	1,940
Petrobras International Finance - Pifco
3.875%, 01/27/2016	1,480	1,547
3.500%, 02/06/2017	4,600	4,730
Petro-Canada
7.875%, 06/15/2026	100	142
6.800%, 05/15/2038	3,850	5,086
6.050%, 05/15/2018	260	314
Petroleos Mexicanos
5.500%, 06/27/2044 (C)	955	981
5.500%, 06/27/2044	890	914
3.500%, 01/30/2023 (C)	3,155	3,092
Phillips 66
4.300%, 04/01/2022	57	63
2.950%, 05/01/2017	76	80
QEP Resources
5.375%, 10/01/2022	550	576
Rowan
5.400%, 12/01/2042	1,061	1,071
Schlumberger Investment
3.300%, 09/14/2021 (C)	163	173
Shell International Finance
6.375%, 12/15/2038	1,290	1,790
3.100%, 06/28/2015	165	175
Shell International Finance BV
4.375%, 03/25/2020	80	93
4.300%, 09/22/2019	1,000	1,158
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (C)	1,150	1,197
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	923
Statoil
5.250%, 04/15/2019	460	555
4.250%, 11/23/2041	80	84
3.150%, 01/23/2022	100	106
3.125%, 08/17/2017	200	217
2.450%, 01/17/2023 (D)	159	156
1.200%, 01/17/2018	2,845	2,846
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	424	423
Talisman Energy
7.750%, 06/01/2019	1,970	2,524
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,842
8.000%, 02/01/2016	3,205	3,810
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	415	414
Tosco
8.125%, 02/15/2030	100	148
7.800%, 01/01/2027	210	305

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Capital
4.125%, 01/28/2021	$74	$83
2.300%, 03/15/2016	300	313
Total Capital Canada
1.450%, 01/15/2018	5,895	5,950
Total Capital International
2.875%, 02/17/2022	138	143
1.550%, 06/28/2017	1,227	1,244
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	256
6.500%, 08/15/2018	425	532
Transocean
7.350%, 12/15/2041	33	41
6.500%, 11/15/2020	485	565
6.375%, 12/15/2021	2,626	3,095
5.050%, 12/15/2016	690	769
Valero Energy
7.500%, 04/15/2032	710	911
Weatherford International
9.875%, 03/01/2039	250	362
6.750%, 09/15/2040	200	223
5.950%, 04/15/2042	50	52
4.500%, 04/15/2022	67	69
Western Gas Partners
5.375%, 06/01/2021	639	722
Williams
8.750%, 03/15/2032	2,302	3,141
7.875%, 09/01/2021	1,262	1,612
7.750%, 06/15/2031	339	426
7.500%, 01/15/2031	9	11
Williams Partners
5.250%, 03/15/2020	570	651

		176,763

Financials — 12.4%
ABB Treasury Center USA
2.500%, 06/15/2016 (C)	2,795	2,916
Abbey National Treasury Services
2.875%, 04/25/2014	750	764
ACE INA Holdings
5.875%, 06/15/2014	290	309
5.600%, 05/15/2015	380	420
Aegon, Ser CMS
2.040%, 07/29/2049 (A)	2,180	1,373
Aflac
8.500%, 05/15/2019 (D)	165	225
6.450%, 08/15/2040	92	116
4.000%, 02/15/2022	227	243
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (C)	450	604
Allstate
7.450%, 05/16/2019	4,680	6,143
5.000%, 08/15/2014	300	318
Ally Financial
5.500%, 02/15/2017	750	813
American Express
7.000%, 03/19/2018	500	626
5.875%, 05/02/2013	1,880	1,897

32	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit MTN
7.300%, 08/20/2013	$500	$516
5.125%, 08/25/2014	3,710	3,952
2.800%, 09/19/2016	389	412
1.750%, 06/12/2015 (D)	4,950	5,057
American Honda Finance MTN
7.625%, 10/01/2018 (C)	150	196
3.875%, 09/21/2020 (C)	2,840	3,107
2.600%, 09/20/2016 (C)	246	259
2.375%, 03/18/2013 (C)	150	150
1.000%, 08/11/2015 (C)	2,610	2,620
American International Group
6.400%, 12/15/2020	1,315	1,636
6.250%, 03/15/2037	3,840	4,176
4.875%, 06/01/2022	1,754	1,989
3.750%, 11/30/2013 (C)	230	235
American Tower ‡
5.050%, 09/01/2020	867	966
4.500%, 01/15/2018	2,765	3,046
3.500%, 01/31/2023 (D)	1,869	1,843
Anadarko Finance
7.500%, 05/01/2031	313	413
ANZ National International
6.200%, 07/19/2013 (C)	475	485
3.125%, 08/10/2015 (C)	190	199
1.850%, 10/15/2015 (C)(D)	1,150	1,175
Aon
6.250%, 09/30/2040	79	102
3.500%, 09/30/2015	46	48
3.125%, 05/27/2016	235	248
Associates Corp of North America
6.950%, 11/01/2018	418	512
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (C)	137	159
3.250%, 03/01/2016 (C)	200	213
2.400%, 11/23/2016 (C)	453	477
0.878%, 10/29/2049 (A)	1,400	781
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022 (C)	2,200	2,182

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America MTN
7.625%, 06/01/2019	$175	$223
7.375%, 05/15/2014	980	1,054
6.500%, 08/01/2016	8,755	10,103
6.100%, 06/15/2017	7,520	8,684
6.000%, 09/01/2017	2,425	2,817
5.875%, 01/05/2021	875	1,039
5.750%, 12/01/2017	3,630	4,201
5.650%, 05/01/2018	1,350	1,567
5.625%, 10/14/2016	7,865	8,885
5.625%, 07/01/2020	375	439
5.420%, 03/15/2017	5,030	5,611
5.300%, 03/15/2017	870	975
5.000%, 05/13/2021	75	85
4.500%, 04/01/2015 (D)	6,540	6,956
3.875%, 03/22/2017	610	657
3.625%, 03/17/2016	2,770	2,940
3.300%, 01/11/2023	132	132
2.000%, 01/11/2018	3,955	3,953
1.500%, 10/09/2015	7,345	7,368
0.608%, 06/15/2017 (A)	2,710	2,598
0.588%, 06/15/2016 (A)	2,700	2,612
Bank of Montreal MTN
2.550%, 11/06/2022 (D)	511	501
1.400%, 09/11/2017	689	690
1.300%, 10/31/2014 (C)	321	326
Bank of New York Mellon MTN
4.600%, 01/15/2020	160	184
3.550%, 09/23/2021	144	155
3.100%, 01/15/2015	125	131
2.950%, 06/18/2015 (D)	500	527
2.400%, 01/17/2017	398	416
Bank of Nova Scotia
3.400%, 01/22/2015 (D)	478	503
1.650%, 10/29/2015 (C)(D)	355	365
1.375%, 12/18/2017	300	300
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (C)	707	747
2.350%, 02/23/2017 (C)	295	307
Barclays Bank MTN
6.050%, 12/04/2017 (C)	950	1,063
5.200%, 07/10/2014	350	371
5.000%, 09/22/2016 (D)	4,970	5,597
2.500%, 09/21/2015 (C)(D)	365	379
2.250%, 05/10/2017 (C)(D)	221	229
0.692%, 08/07/2049 (A)	380	192
BB&T MTN
6.850%, 04/30/2019 (D)	115	148
5.700%, 04/30/2014	620	657
4.900%, 06/30/2017	400	449
3.950%, 04/29/2016	555	606
3.375%, 09/25/2013	70	71
1.450%, 01/12/2018	1,288	1,291
BBVA US Senior SAU
4.664%, 10/09/2015	4,050	4,197
3.250%, 05/16/2014	2,680	2,705

33	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns
7.250%, 02/01/2018	$3,430	$4,276
6.400%, 10/02/2017	3,660	4,405
4.650%, 07/02/2018	3,000	3,407
Berkshire Hathaway
4.500%, 02/11/2043	695	700
3.750%, 08/15/2021 (D)	1,213	1,310
3.200%, 02/11/2015	1,570	1,653
3.000%, 02/11/2023	1,970	1,991
2.200%, 08/15/2016	75	79
1.550%, 02/09/2018	3,955	4,007
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	5,160	6,187
3.000%, 05/15/2022	491	501
2.450%, 12/15/2015	187	196
BlackRock
6.250%, 09/15/2017 (D)	570	693
3.375%, 06/01/2022	180	190
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (C)	1,180	1,360
BNP Paribas MTN
2.375%, 09/14/2017	2,310	2,366
Boston Properties ‡
3.850%, 02/01/2023	2,210	2,340
Branch Banking & Trust
5.625%, 09/15/2016	325	371
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (C)(D)	581	613
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (C)	1,000	1,047
Capital One Bank USA
3.375%, 02/15/2023	300	302
Capital One Financial
7.375%, 05/23/2014	450	485
6.750%, 09/15/2017	740	899
4.750%, 07/15/2021 (D)	375	427
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	324
6.200%, 09/30/2013	3,440	3,556
5.850%, 09/01/2017	580	692
2.850%, 06/01/2022 (D)	155	158
CDP Financial
4.400%, 11/25/2019 (C)	300	344
Cedar Brakes I LLC
8.500%, 02/15/2014 (C)	197	202
Charles Schwab
3.225%, 09/01/2022	100	103
Chase Capital VI
0.924%, 08/01/2028 (A)	1,050	874

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
8.500%, 05/22/2019	$600	$804
8.125%, 07/15/2039 (D)	400	594
6.875%, 03/05/2038	3,715	4,951
6.500%, 08/19/2013	3,260	3,349
6.375%, 08/12/2014	3,285	3,533
6.125%, 05/15/2018	830	993
6.010%, 01/15/2015	1,900	2,063
6.000%, 12/13/2013	2,920	3,038
6.000%, 08/15/2017	4,345	5,088
5.875%, 01/30/2042	1,090	1,327
5.850%, 07/02/2013	655	666
5.850%, 08/02/2016	300	341
5.500%, 04/11/2013	893	898
5.500%, 02/15/2017 (D)	11,465	12,877
5.375%, 08/09/2020 (D)	2,888	3,390
5.000%, 09/15/2014	2,490	2,619
4.700%, 05/29/2015 (D)	1,488	1,596
4.587%, 12/15/2015	114	124
4.500%, 01/14/2022	2,637	2,934
4.450%, 01/10/2017	3,024	3,339
2.650%, 03/02/2015	1,479	1,518
1.250%, 01/15/2016 (D)	230	229
0.838%, 08/25/2036 (A)	3,239	2,464
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,380
CME Group
5.750%, 02/15/2014 (D)	177	186
3.000%, 09/15/2022	400	404
CNA Financial
5.875%, 08/15/2020	274	325
5.850%, 12/15/2014	200	216
Comerica
3.000%, 09/16/2015	145	153
CommonWealth ‡
6.650%, 01/15/2018	255	290
6.250%, 08/15/2016	300	330
5.875%, 09/15/2020	95	103
Commonwealth Bank of Australia
5.000%, 10/15/2019 (C)	900	1,057
3.750%, 10/15/2014 (C)	1,810	1,901
2.250%, 03/16/2017 (C)(D)	378	396
0.750%, 01/15/2016 (C)	5,245	5,242
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	3,130	3,157
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/2049 (A)(C)	2,223	2,968
5.800%, 09/30/2110 (C)	300	343
4.500%, 01/11/2021 (D)	300	335
3.950%, 11/09/2022 (C)	1,997	2,029
3.200%, 03/11/2015 (C)	700	733
Countrywide Financial
6.250%, 05/15/2016 (D)	1,170	1,304
Credit Agricole
8.375%, 12/31/2049 (A)(C)(D)	3,530	3,848
2.625%, 01/21/2014 (C)	990	1,001

34	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse NY MTN
6.000%, 02/15/2018 (D)	$7,754	$8,946
5.500%, 05/01/2014	125	132
5.000%, 05/15/2013	4,489	4,529
Credit Suisse USA
5.125%, 08/15/2015	645	710
DDR ‡
4.625%, 07/15/2022	2,070	2,237
Deutsche Bank MTN
4.875%, 05/20/2013	740	747
3.875%, 08/18/2014	295	308
DnB Boligkreditt
2.100%, 10/14/2015 (C)(D)	1,057	1,095
Dresdner Funding Trust I
8.151%, 06/30/2031 (C)	365	370
ERAC USA Finance LLC
4.500%, 08/16/2021 (C)	175	193
2.250%, 01/10/2014 (C)	250	253
ERP Operating ‡
5.750%, 06/15/2017	500	587
5.125%, 03/15/2016	1,000	1,116
4.625%, 12/15/2021 (D)	236	265
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	2,519	3,065
7.050%, 07/15/2028 (C)	1,713	2,152
Farmers Insurance Exchange
8.625%, 05/01/2024 (C)	4,253	5,739
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/2013 (B)(C)	1,570	1,568
Federal Realty Investment Trust
3.000%, 08/01/2022 ‡	1,130	1,117
First Chicago NBD Institutional Capital I
0.848%, 02/01/2027 (A)	3,750	3,122
First Industrial MTN
7.500%, 12/01/2017	1,765	1,988
FMR LLC
6.450%, 11/15/2039 (C)	250	305
Ford Motor Credit LLC
8.125%, 01/15/2020	1,930	2,431
5.875%, 08/02/2021	9,028	10,297
4.207%, 04/15/2016	401	427
3.984%, 06/15/2016	555	587
3.000%, 06/12/2017	1,173	1,203
2.750%, 05/15/2015	4,768	4,871

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital MTN
6.875%, 01/10/2039	$5,097	$6,719
6.750%, 03/15/2032 (D)	450	576
6.375%, 11/15/2067 (A)	6,235	6,594
6.150%, 08/07/2037	5,880	7,142
6.000%, 08/07/2019	920	1,122
5.900%, 05/13/2014	2,510	2,672
5.875%, 01/14/2038 (D)	5,770	6,778
5.625%, 09/15/2017 (D)	800	943
5.625%, 05/01/2018	6,950	8,241
5.500%, 01/08/2020	480	570
5.400%, 02/15/2017	1,800	2,072
5.375%, 10/20/2016	1,500	1,708
5.300%, 02/11/2021 (D)	1,753	2,017
4.625%, 01/07/2021 (D)	3,700	4,184
3.100%, 01/09/2023 (D)	4,373	4,333
2.300%, 04/27/2017	600	622
2.250%, 11/09/2015	180	187
2.100%, 12/11/2019	356	363
1.625%, 07/02/2015	3,950	4,020
1.189%, 05/22/2013 (A)	315	316
0.770%, 08/15/2036 (A)	3,035	2,475
0.676%, 05/05/2026 (A)	2,520	2,271
0.568%, 09/15/2014 (A)	4,090	4,092
0.419%, 03/20/2014 (A)	2,000	1,994
Glitnir Banki
7.451%, 09/14/2016 (C)(E)(H)(I)	500	—
6.693%, 06/15/2016 (C)(E)	4,480	56
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	11,039
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,520	1,922
6.750%, 10/01/2037 (D)	1,163	1,319
6.250%, 09/01/2017	1,400	1,652
6.250%, 02/01/2041	3,010	3,652
6.150%, 04/01/2018 (D)	10,140	11,982
6.000%, 05/01/2014	690	730
6.000%, 06/15/2020 (D)	2,335	2,785
5.950%, 01/18/2018	500	585
5.750%, 10/01/2016	1,505	1,715
5.375%, 03/15/2020	2,635	3,029
5.250%, 10/15/2013	680	699
5.250%, 07/27/2021	12,135	13,811
5.150%, 01/15/2014	300	311
4.750%, 07/15/2013	100	102
3.625%, 02/07/2016	470	500
2.375%, 01/22/2018	3,492	3,538
0.702%, 07/22/2015 (A)	45	45
Goodman Funding Pty ‡
6.000%, 03/22/2022 (C)	935	1,050
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (C)	606	655
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,652
HBOS Capital Funding
6.071%, 06/30/2049 (A)(C)(D)	1,220	1,061

35	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HCP MTN ‡
6.300%, 09/15/2016	$940	$1,090
6.000%, 01/30/2017	6,000	6,957
5.650%, 12/15/2013	2,845	2,954
5.375%, 02/01/2021	105	122
3.750%, 02/01/2019	3,446	3,705
2.625%, 02/01/2020	6,740	6,780
Health Care
6.500%, 03/15/2041 ‡	1,650	1,962
5.250%, 01/15/2022 ‡	1,825	2,046
4.950%, 01/15/2021 ‡	6,340	7,055
4.700%, 09/15/2017 ‡	225	252
Healthcare Realty Trust
6.500%, 01/17/2017 ‡	85	97
5.750%, 01/15/2021 ‡	60	67
Highwoods Properties
7.500%, 04/15/2018 ‡	1,339	1,622
Hongkong & Shanghai Banking
0.500%, 07/22/2049 (A)	195	109
HSBC Bank
4.750%, 01/19/2021 (C)	400	459
4.125%, 08/12/2020 (C)	261	288
3.100%, 05/24/2016 (C)	5,097	5,412
1.625%, 07/07/2014 (C)(D)	728	740
0.610%, 06/29/2049 (A)	1,160	647
HSBC Bank USA NY
4.625%, 04/01/2014	300	312
HSBC Finance
6.676%, 01/15/2021	6,300	7,536
5.500%, 01/19/2016	600	669
4.750%, 07/15/2013	166	169
0.554%, 01/15/2014 (A)	500	499
HSBC Holdings
5.100%, 04/05/2021	201	234
4.875%, 01/14/2022	300	343
4.000%, 03/30/2022	1,805	1,943
HSBC USA
2.375%, 02/13/2015	2,751	2,836
Hutchison Whampoa International 11
4.625%, 01/13/2022 (C)	2,135	2,336
3.500%, 01/13/2017 (C)	785	834
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (C)	294	291
Hyundai Capital America
2.125%, 10/02/2017 (C)	710	716
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A)(C)	1,200	1,116
ING Bank
3.750%, 03/07/2017 (C)	457	490
2.000%, 09/25/2015 (C)	200	203
ING US
2.900%, 02/15/2018 (C)	350	352
International Lease Finance
6.750%, 09/01/2016 (C)(D)	5,970	6,746
6.500%, 09/01/2014 (C)	7,190	7,675
Intesa Sanpaolo MTN
3.625%, 08/12/2015 (C)	1,140	1,149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Itau Unibanco Holding
5.125%, 05/13/2023 (C)	$1,502	$1,536
Jackson National Life Global Funding MTN
5.375%, 05/08/2013 (C)	610	615
Jefferies Group
8.500%, 07/15/2019	90	112
6.450%, 06/08/2027	590	637
6.250%, 01/15/2036	400	410
3.875%, 11/09/2015	171	178
John Deere Capital MTN
5.750%, 09/10/2018	300	366
2.250%, 04/17/2019	1,400	1,452
1.700%, 01/15/2020	65	64
1.200%, 10/10/2017	196	197
JPMorgan Chase
6.400%, 05/15/2038	385	504
6.000%, 10/01/2017	13,875	16,427
6.000%, 01/15/2018	400	478
5.400%, 01/06/2042	499	588
5.150%, 10/01/2015	240	262
5.125%, 09/15/2014	136	145
4.750%, 05/01/2013	40	40
4.500%, 01/24/2022 (D)	1,010	1,124
4.350%, 08/15/2021	510	562
3.450%, 03/01/2016	1,015	1,085
3.200%, 01/25/2023	2,210	2,214
2.000%, 08/15/2017	3,550	3,624
1.100%, 10/15/2015	7,637	7,663
0.640%, 06/13/2016 (A)	4,250	4,166
JPMorgan Chase Bank
6.000%, 07/05/2017	3,365	3,950
JPMorgan Chase Capital XIII
1.261%, 09/30/2034 (A)	2,150	1,774
JPMorgan Chase Capital XXIII
1.290%, 05/15/2047 (A)	4,697	3,652
Kaupthing Bank
7.125%, 05/19/2016 (C)(E)(H)(I)	12,000	1
KeyBank
5.800%, 07/01/2014	600	640
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	2,150	2,139
Lazard Group
7.125%, 05/15/2015	2,880	3,193
6.850%, 06/15/2017	4,185	4,823
Liberty Mutual Group
6.500%, 05/01/2042 (C)	1,189	1,350
4.950%, 05/01/2022 (C)	87	95
Lincoln National
4.850%, 06/24/2021	58	65
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	200	236
M&T Bank
6.875%, 12/29/2049 (C)	4,150	4,357
Macquarie Bank
5.000%, 02/22/2017 (C)	652	717
Macquarie Group
7.625%, 08/13/2019 (C)	150	182
7.300%, 08/01/2014 (C)	480	515
6.250%, 01/14/2021 (C)	525	580
6.000%, 01/14/2020 (C)	225	246

36	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Manufacturers & Traders Trust
6.625%, 12/04/2017	$250	$304
Markel
4.900%, 07/01/2022	1,275	1,406
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	3,745	5,809
5.375%, 12/01/2041 (C)	66	75
MassMutual Global Funding II
3.125%, 04/14/2016 (C)	100	107
2.875%, 04/21/2014 (C)	122	125
2.500%, 10/17/2022 (C)	363	354
Merrill Lynch
6.875%, 04/25/2018	980	1,189
6.400%, 08/28/2017	1,600	1,878
6.150%, 04/25/2013	210	212
5.700%, 05/02/2017	600	677
MetLife
7.717%, 02/15/2019	1,750	2,285
6.750%, 06/01/2016	2,950	3,481
6.400%, 12/15/2036	4,740	5,124
4.125%, 08/13/2042	699	664
MetLife Institutional Funding II
1.205%, 04/04/2014 (A)(C)	153	154
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (C)	200	201
5.125%, 06/10/2014 (C)	1,575	1,666
3.875%, 04/11/2022 (C)	1,125	1,213
3.650%, 06/14/2018 (C)	490	538
2.500%, 09/29/2015 (C)	2,935	3,055
2.000%, 01/10/2014 (C)	200	202
1.700%, 06/29/2015 (C)	497	508
1.500%, 01/10/2018 (C)	2,500	2,494
Monumental Global Funding
5.500%, 04/22/2013 (C)	235	237
Morgan Stanley
7.300%, 05/13/2019	4,160	5,160
6.625%, 04/01/2018	6,290	7,485
6.250%, 08/28/2017	550	638
6.000%, 05/13/2014	5,705	6,032
5.750%, 10/18/2016	190	214
5.750%, 01/25/2021	235	272
5.625%, 09/23/2019	2,170	2,510
5.550%, 04/27/2017 (D)	514	580
5.500%, 07/28/2021 (D)	2,469	2,834
5.450%, 01/09/2017 (D)	350	392
5.375%, 10/15/2015	100	109
5.300%, 03/01/2013	752	752
4.750%, 04/01/2014 (D)	1,940	2,007
4.750%, 03/22/2017	300	331
4.200%, 11/20/2014 (D)	1,851	1,940
3.750%, 02/25/2023	890	899
1.750%, 02/25/2016	3,175	3,189
0.753%, 10/18/2016 (A)(D)	6,195	6,022
Murray Street Investment Trust I
4.647%, 03/09/2017 (F)	7,260	7,950

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Australia Bank
5.350%, 06/12/2013 (C)	$6,095	$6,179
3.750%, 03/02/2015 (C)	455	482
3.000%, 07/27/2016 (C)	1,000	1,059
1.600%, 08/07/2015	1,080	1,101
National Bank of Canada
2.200%, 10/19/2016 (C)	4,350	4,565
1.650%, 01/30/2014 (C)	271	274
National Capital Trust II
5.486%, 12/29/2049 (A)(C)	40	41
National City
4.900%, 01/15/2015	400	431
National City Bank MTN
5.800%, 06/07/2017	525	618
0.681%, 06/07/2017 (A)	3,000	2,959
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	1,530	2,250
Nationwide Mutual Insurance
9.375%, 08/15/2039 (C)	460	668
6.600%, 04/15/2034 (C)	2,535	2,624
5.810%, 12/15/2024 (A)(C)	4,407	4,407
New York Life Global Funding
4.650%, 05/09/2013 (C)	300	302
3.000%, 05/04/2015 (C)	400	421
New York Life Insurance
6.750%, 11/15/2039 (C)	1,355	1,824
Nomura Holdings
6.700%, 03/04/2020	298	354
4.125%, 01/19/2016	150	159
Nordea Bank MTN
4.875%, 05/13/2021(C)(D)	5,210	5,632
3.700%, 11/13/2014 (C)	900	945
2.250%, 03/20/2015 (C)	3,795	3,902
1.750%, 10/04/2013 (C)	200	201
Northern Trust
5.500%, 08/15/2013	85	87
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	2,700	3,427
Oversea-Chinese Banking
1.625%, 03/13/2015 (C)	200	203
PACCAR Financial MTN
1.600%, 03/15/2017	164	167
1.550%, 09/29/2014	140	142
Pacific Life Global Funding
5.150%, 04/15/2013 (C)	370	372
5.000%, 05/15/2017 (C)	170	181
Pacific Life Insurance
9.250%, 06/15/2039 (C)	560	818
Pacific LifeCorp
5.125%, 01/30/2043 (C)	1,470	1,438
PNC Bank
6.000%, 12/07/2017 (D)	250	299
2.700%, 11/01/2022	2,847	2,779
PNC Funding
5.125%, 02/08/2020	340	400
2.700%, 09/19/2016	88	93

37	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Post Apartment Homes
4.750%, 10/15/2017	$70	$78
PPF Funding ‡
5.500%, 01/15/2014 (C)	5,000	5,151
Pricoa Global Funding I
5.450%, 06/11/2014 (C)	300	319
Principal Life Global Funding I
5.050%, 03/15/2015 (C)	750	813
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	600	624
Private Export Funding
4.375%, 03/15/2019	4,660	5,491
2.125%, 07/15/2016	4,760	5,013
Prudential Financial MTN
5.625%, 05/12/2041	556	633
Prudential Holdings
8.695%, 12/18/2023 (C)	3,060	3,942
Prudential Holdings LLC
1.183%, 12/18/2017 (A)(C)	4,550	4,384
Prudential Insurance of America
8.300%, 07/01/2025 (C)	600	822
Reckson Operating Partnership ‡
6.000%, 03/31/2016	95	104
Royal Bank of Canada MTN
2.300%, 07/20/2016	640	669
1.200%, 09/19/2017	1,126	1,128
0.625%, 12/04/2015	2,970	2,964
0.500%, 06/29/2085 (A)	860	523
Royal Bank of Scotland Group
7.640%, 09/29/2017 (A)(D)	800	724
6.400%, 10/21/2019	2,200	2,633
6.125%, 12/15/2022	2,450	2,570
2.550%, 09/18/2015 (D)	4,802	4,943
Santander US Debt SAU
3.724%, 01/20/2015 (C)	2,880	2,924
Security Benefit Life Insurance
8.750%, 05/15/2016 (C)	5,200	5,441
Simon Property Group ‡
10.350%, 04/01/2019	940	1,361
5.650%, 02/01/2020 (D)	133	160
4.375%, 03/01/2021	130	146
4.125%, 12/01/2021	108	119
2.750%, 02/01/2023 (D)	—	—
1.500%, 02/01/2018 (C)	4,355	4,355
Simon Property Group, L.P. ‡
6.750%, 05/15/2014	165	174
SLM MTN
8.450%, 06/15/2018 (D)	530	627
3.875%, 09/10/2015	2,610	2,692
Societe Generale
0.844%, 11/29/2049 (A)	180	94
0.603%, 11/29/2049 (A)	680	354
Sparebank 1 Boligkreditt
1.750%, 11/15/2019 (C)	541	534
Stadshypotek
1.875%, 10/02/2019 (C)	5,851	5,857
1.450%, 09/30/2013 (C)(D)	1,394	1,403

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Standard Chartered
5.300%, 01/09/2043 (C)	$1,165	$1,203
3.950%, 01/11/2023 (C)	2,470	2,469
State Street
4.956%, 03/15/2018	2,780	3,164
4.300%, 05/30/2014	60	63
Sumitomo Mitsui Banking
3.150%, 07/22/2015 (C)	1,160	1,218
3.100%, 01/14/2016 (C)	640	677
SunTrust Preferred Capital I
4.000%, 12/31/2049 (A)	2,533	2,147
Svenska Handelsbanken
3.125%, 07/12/2016	282	301
Swedbank Hypotek
2.375%, 04/05/2017 (C)	2,525	2,652
Swiss Re Treasury US
2.875%, 12/06/2022 (C)	1,035	1,034
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	1,890	2,531
Temasek Financial I
2.375%, 01/23/2023 (C)	1,660	1,608
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	538	565
2.200%, 07/29/2015 (C)	295	306
Toyota Motor Credit MTN
3.400%, 09/15/2021	2,690	2,888
3.200%, 06/17/2015	308	326
2.050%, 01/12/2017	215	223
2.000%, 09/15/2016	930	965
1.250%, 10/05/2017	2,980	2,982
Travelers
5.900%, 06/02/2019	145	181
Travelers Property Casualty
7.750%, 04/15/2026	300	414
UBS MTN
5.875%, 12/20/2017	303	363
5.750%, 04/25/2018 (D)	150	178
3.875%, 01/15/2015	785	835
2.250%, 08/12/2013	250	252
2.250%, 01/28/2014	982	997
UDR ‡
6.050%, 06/01/2013	370	375
5.250%, 01/15/2015	75	80
4.250%, 06/01/2018	2,000	2,209
US Bancorp MTN
4.125%, 05/24/2021	134	150
3.000%, 03/15/2022	67	69
2.875%, 11/20/2014	415	432
2.450%, 07/27/2015	300	314
Ventas Realty ‡
4.000%, 04/30/2019	3,553	3,856
3.250%, 08/15/2022	1,970	1,956
2.000%, 02/15/2018	2,030	2,035
Vesey Street Investment Trust I
4.404%, 09/01/2016 (F)	870	941
Wachovia
5.750%, 06/15/2017	690	812
5.750%, 02/01/2018	350	418
5.500%, 05/01/2013	644	649
5.250%, 08/01/2014	650	690
0.641%, 10/28/2015 (A)	3,610	3,582

38	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank MTN
6.000%, 11/15/2017	$3,950	$4,744
0.638%, 03/15/2016 (A)	1,200	1,185
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,798
WEA Finance
7.125%, 04/15/2018 (C)	3,655	4,520
6.750%, 09/02/2019 (C)	721	893
Wells Fargo MTN
5.625%, 12/11/2017	830	986
5.000%, 11/15/2014	1,085	1,158
4.600%, 04/01/2021	840	959
3.676%, 06/15/2016 (F)	3,170	3,438
3.500%, 03/08/2022 (D)	400	422
3.450%, 02/13/2023	1,060	1,074
2.100%, 05/08/2017	320	331
1.500%, 01/16/2018	800	803
Wells Fargo Bank
4.750%, 02/09/2015	300	322
Wells Fargo Capital X
5.950%, 12/15/2036	1,350	1,377
Westpac Banking
4.875%, 11/19/2019	604	709
2.450%, 11/28/2016 (C)(D)	350	369
1.041%, 03/31/2014 (A)(C)	725	731
Woodbourne Capital Trust I
2.610%, 04/08/2049 (A)(C)	625	316
WR Berkley
4.625%, 03/15/2022	1,096	1,185
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A)(C)	6,290	6,699

		926,435

Health Care — 1.4%
AbbVie
2.900%, 11/06/2022 (C)	8,935	8,929
2.000%, 11/06/2018 (C)	2,275	2,292
1.750%, 11/06/2017 (C)(D)	3,477	3,520
1.200%, 11/06/2015 (C)	4,845	4,885
Actavis
1.875%, 10/01/2017	2,563	2,585
Aetna
6.750%, 12/15/2037	60	80
4.500%, 05/15/2042	71	72
Amgen
6.375%, 06/01/2037	550	686
5.750%, 03/15/2040	237	277
5.700%, 02/01/2019	100	120
5.650%, 06/15/2042 (D)	3,435	4,039
5.375%, 05/15/2043	3,205	3,640
5.150%, 11/15/2041	3,495	3,827
4.850%, 11/18/2014	50	53
4.500%, 03/15/2020	84	95
3.875%, 11/15/2021	200	218
AstraZeneca
1.950%, 09/18/2019	1,830	1,851

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Celgene
3.250%, 08/15/2022	$3,553	$3,582
1.900%, 08/15/2017	337	343
Express Scripts Holding
3.500%, 11/15/2016	4,920	5,300
2.100%, 02/12/2015	3,095	3,164
Gilead Sciences
4.500%, 04/01/2021	1,670	1,892
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,730	2,100
2.850%, 05/08/2022	1,760	1,789
HCA
5.750%, 03/15/2014	5,548	5,770
Hospira MTN
6.400%, 05/15/2015	20	22
Humana
7.200%, 06/15/2018	2,120	2,595
3.150%, 12/01/2022	700	690
Medco Health Solutions
7.125%, 03/15/2018	250	310
2.750%, 09/15/2015 (D)	135	141
Medtronic
4.450%, 03/15/2020	1,320	1,511
Merck
2.400%, 09/15/2022	156	154
Pharmacia
6.500%, 12/01/2018	430	546
Roche Holdings
6.000%, 03/01/2019 (C)	1,260	1,571
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	1,020	1,085
2.950%, 12/18/2022	2,501	2,499
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	300	319
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	1,879	1,894
Thermo Fisher Scientific
3.600%, 08/15/2021	770	798
3.200%, 03/01/2016	1,425	1,509
UnitedHealth Group
6.625%, 11/15/2037	360	468
5.800%, 03/15/2036	560	668
5.700%, 10/15/2040	910	1,080
3.875%, 10/15/2020	980	1,074
3.375%, 11/15/2021	625	658
2.875%, 03/15/2023	150	149
Watson Pharmaceuticals
3.250%, 10/01/2022	112	113
WellPoint
6.000%, 02/15/2014	383	402
5.875%, 06/15/2017	350	414
4.625%, 05/15/2042	1,054	1,057
3.700%, 08/15/2021	2,790	2,933
3.300%, 01/15/2023	133	135
3.125%, 05/15/2022	2,437	2,440
1.875%, 01/15/2018	1,055	1,066
1.250%, 09/10/2015	1,355	1,365
Wyeth
5.950%, 04/01/2037	2,460	3,171

39	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zoetis
4.700%, 02/01/2043 (C)	$948	$971
3.250%, 02/01/2023 (C)	1,887	1,898
1.875%, 02/01/2018 (C)	1,385	1,390

		98,205

Industrials — 0.9%
ABB Finance USA
4.375%, 05/08/2042	47	49
2.875%, 05/08/2022	117	118
1.625%, 05/08/2017	81	82
ADT
4.125%, 06/15/2023 (C)	48	49
Air 2 US
8.027%, 10/01/2019 (C)	1,426	1,469
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	259	270
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021 (D)	102	110
BAE Systems
5.800%, 10/11/2041 (C)	90	104
4.750%, 10/11/2021 (C)	3,955	4,385
BAE Systems Holdings
5.200%, 08/15/2015 (C)	360	392
Boeing
4.875%, 02/15/2020	2,650	3,130
Burlington Northern Santa Fe
7.290%, 06/01/2036	200	274
5.650%, 05/01/2017	200	235
4.375%, 09/01/2042 (D)	150	152
3.450%, 09/15/2021	60	64
Burlington Northern Santa Fe LLC
5.400%, 06/01/2041	200	232
4.700%, 10/01/2019	375	438
3.050%, 09/01/2022	300	306
Canadian National Railway
5.850%, 11/15/2017	150	181
5.550%, 05/15/2018	385	461
Cargill
7.350%, 03/06/2019 (C)	400	514
3.300%, 03/01/2022 (C)	200	203
Caterpillar
2.600%, 06/26/2022	123	124
Continental Airlines
5.983%, 04/19/2022	2,822	3,193
Continental Airlines 2012-2 Class A Pass-Through Certificates
4.000%, 10/29/2024 (D)	127	131
Continental Airlines, Ser 974A
6.900%, 01/02/2018	136	145
Continental Airlines, Ser 1999-1 Cl A Pass-Through Trust
6.545%, 02/02/2019	434	478
Continental Airlines, Ser 1999-2 Cl C-2 Pass-Through Trust
7.256%, 03/15/2020	1,166	1,283
Continental Airlines, Ser 2000-1 Cl A-1 Pass-Through Trust
8.048%, 11/01/2020	2,307	2,607
CRH America
6.000%, 09/30/2016	154	175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CSX
7.375%, 02/01/2019	$460	$590
4.250%, 06/01/2021	65	72
Danaher
3.900%, 06/23/2021	266	296
Deere
3.900%, 06/09/2042	64	65
2.600%, 06/08/2022	74	75
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	75	84
Delta Air Lines, Ser 2007-1 Cl A Pass-Through Trust
6.821%, 08/10/2022	1,651	1,860
Delta Air Lines, Ser 2010-2 Cl A Pass-Through Trust
4.950%, 05/23/2019 (D)	238	261
Eaton
7.625%, 04/01/2024	325	420
4.000%, 11/02/2032 (C)	859	858
Fluor
3.375%, 09/15/2021	308	323
General Electric
5.250%, 12/06/2017 (D)	250	293
4.125%, 10/09/2042 (D)	155	155
0.850%, 10/09/2015	1,240	1,244
Illinois Tool Works
3.900%, 09/01/2042 (D)	960	934
Ingersoll-Rand
6.391%, 11/15/2027	425	506
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.665%, 08/15/2016 (A)	3,462	3,306
Koninklijke Philips Electronics
7.200%, 06/01/2026	300	392
5.750%, 03/11/2018	100	120
3.750%, 03/15/2022	424	457
Lockheed Martin
4.070%, 12/15/2042 (C)	453	424
3.350%, 09/15/2021	3,435	3,607
2.125%, 09/15/2016	187	194
Norfolk Southern
6.000%, 05/23/2111	527	647
3.950%, 10/01/2042	129	123
Northrop Grumman
1.850%, 11/15/2015	2,380	2,441
Owens Corning
4.200%, 12/15/2022	1,303	1,335
Penske Truck Leasing LP
2.875%, 07/17/2018 (C)	1,159	1,172
Pitney Bowes MTN
5.600%, 03/15/2018	100	107
5.000%, 03/15/2015 (D)	225	238
4.875%, 08/15/2014	325	342
Precision Castparts
2.500%, 01/15/2023	1,061	1,047
Raytheon
3.125%, 10/15/2020	780	823
Republic Services
3.550%, 06/01/2022	125	130
Ryder System MTN
3.600%, 03/01/2016	132	138
2.500%, 03/01/2017	177	182

40	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Turlock
4.150%, 11/02/2042 (C)	$580	$564
2.750%, 11/02/2022 (C)	4,600	4,516
1.500%, 11/02/2017 (C)	1,142	1,144
0.950%, 11/02/2015 (C)	2,565	2,577
Union Pacific
4.875%, 01/15/2015	497	534
4.300%, 06/15/2042	100	102
4.163%, 07/15/2022	437	491
Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/2024	154	170
United Parcel Service
2.450%, 10/01/2022	100	99
United Parcel Service of America
8.375%, 04/01/2020	140	194
United Technologies
8.875%, 11/15/2019	400	547
5.400%, 05/01/2035	640	769
4.500%, 06/01/2042	1,350	1,452
3.100%, 06/01/2022 (D)	90	94
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	50	56
Waste Management
7.125%, 12/15/2017	1,650	2,006
4.750%, 06/30/2020	299	340
2.600%, 09/01/2016	1,015	1,064

		63,334

Information Technology — 0.3%
Arrow Electronics
6.875%, 07/01/2013	80	82
6.875%, 06/01/2018	270	321
6.000%, 04/01/2020	225	252
3.375%, 11/01/2015	60	63
Cisco Systems
5.900%, 02/15/2039	250	316
5.500%, 01/15/2040 (D)	500	608
eBay
4.000%, 07/15/2042	84	78
2.600%, 07/15/2022	74	74
Hewlett-Packard
6.000%, 09/15/2041	400	406
4.650%, 12/09/2021	87	89
4.300%, 06/01/2021	200	200
2.600%, 09/15/2017 (D)	187	187
HP Enterprise Services LLC
7.450%, 10/15/2029	500	586
Intel
4.800%, 10/01/2041	293	313
4.000%, 12/15/2032	1,970	1,944
3.300%, 10/01/2021	312	326
2.700%, 12/15/2022	2,950	2,915
International Business Machines
7.625%, 10/15/2018	365	484
4.000%, 06/20/2042	169	173
1.950%, 07/22/2016	126	131
1.250%, 02/06/2017	189	191
1.250%, 02/08/2018	6,600	6,618
Intuit
5.750%, 03/15/2017	765	877

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Microsoft
4.500%, 10/01/2040	$61	$67
1.625%, 09/25/2015	405	417
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	500	611
3.950%, 04/15/2015 (D)	500	536
Oracle
6.500%, 04/15/2038	100	136
6.125%, 07/08/2039	163	213
5.375%, 07/15/2040	97	117
5.000%, 07/08/2019	450	536
2.500%, 10/15/2022	923	908
1.200%, 10/15/2017	3,240	3,240
Xerox
8.250%, 05/15/2014	320	347
4.500%, 05/15/2021	80	85
2.950%, 03/15/2017	165	169

		24,670

Materials — 0.9%
Barrick
3.850%, 04/01/2022	640	660
Barrick Gold
6.950%, 04/01/2019	1,660	2,059
Barrick North America Finance LLC
4.400%, 05/30/2021(D)	1,050	1,126
BHP Billiton Finance USA
6.500%, 04/01/2019	445	568
4.125%, 02/24/2042	147	151
3.250%, 11/21/2021	4,560	4,853
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,150	1,183
Cliffs Natural Resources
4.875%, 04/01/2021(D)	320	328
Dow Chemical
8.550%, 05/15/2019	377	509
7.600%, 05/15/2014	175	189
5.250%, 11/15/2041	1,275	1,372
4.250%, 11/15/2020 (D)	118	130
3.000%, 11/15/2022	5,405	5,285
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	342
4.900%, 01/15/2041	125	144
1.950%, 01/15/2016	162	167
Ecolab
4.350%, 12/08/2021	620	689
1.450%, 12/08/2017	246	245
Freeport-McMoRan Copper
5.450%, 03/15/2043 (C)	920	916
3.875%, 03/15/2023 (C)	920	919
3.550%, 03/01/2022	2,565	2,552
3.100%, 03/15/2020 (C)	1,010	1,010
2.375%, 03/15/2018 (C)	2,685	2,685
2.150%, 03/01/2017	404	409
Mosaic
4.875%, 11/15/2041	117	124
3.750%, 11/15/2021	98	103
Nacional del Cobre de Chile
4.750%, 10/15/2014 (C)	900	951
Placer Dome
6.450%, 10/15/2035	200	231

41	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Potash Corp of Saskatchewan
6.500%, 05/15/2019	$250	$312
4.875%, 03/30/2020	10	11
PPG Industries
9.000%, 05/01/2021	515	715
6.650%, 03/15/2018	695	858
5.750%, 03/15/2013	595	596
Praxair
5.250%, 11/15/2014	205	221
5.200%, 03/15/2017	215	250
4.375%, 03/31/2014	250	260
Rio Tinto Finance USA
8.950%, 05/01/2014	265	290
6.500%, 07/15/2018	3,720	4,613
4.125%, 05/20/2021	770	843
3.750%, 09/20/2021	1,530	1,640
3.500%, 11/02/2020	77	82
Rock-Tenn
4.000%, 03/01/2023 (C)(D)	690	693
3.500%, 03/01/2020 (C)	570	579
Southern Copper
5.250%, 11/08/2042	3,910	3,780
Stauffer Chemical
5.831%, 04/15/2018 (B)(I)	860	304
5.702%, 04/15/2017 (B)(I)	350	151
Teck Resources
6.250%, 07/15/2041(D)	1,147	1,272
Union Carbide
7.750%, 10/01/2096	200	234
7.500%, 06/01/2025	200	249
Vale
5.625%, 09/11/2042 (D)	1,498	1,555
Vale Overseas
8.250%, 01/17/2034	365	481
6.875%, 11/21/2036	2,958	3,489
4.375%, 01/11/2022 (D)	4,015	4,178
Xstrata Finance Canada
5.800%, 11/15/2016 (C)	390	446
4.000%, 10/25/2022 (C)	1,840	1,864
2.450%, 10/25/2017 (C)	3,818	3,878
1.800%, 10/23/2015 (C)	6,273	6,341

		70,085

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	1,450	1,711
5.000%, 03/30/2020	740	842
3.125%, 07/16/2022 (D)	4,782	4,758
2.375%, 09/08/2016 (D)	1,838	1,903

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
6.550%, 02/15/2039	$1,890	$2,375
6.300%, 01/15/2038	7,595	9,253
5.800%, 02/15/2019	500	603
5.600%, 05/15/2018	660	787
5.550%, 08/15/2041	740	835
5.500%, 02/01/2018	3,350	3,958
5.350%, 09/01/2040	1,431	1,567
5.100%, 09/15/2014	2,310	2,465
4.350%, 06/15/2045 (C)	686	645
4.300%, 12/15/2042 (C)	3,110	2,931
3.875%, 08/15/2021	460	499
2.625%, 12/01/2022	3,970	3,856
1.600%, 02/15/2017	2,735	2,768
0.800%, 12/01/2015	4,668	4,670
BellSouth
6.875%, 10/15/2031	8	10
BellSouth Telecommunications
6.300%, 12/15/2015	143	151
British Telecommunications
5.950%, 01/15/2018	1,611	1,923
CCO Holdings LLC
7.000%, 01/15/2019	410	442
Cellco Partnership
8.500%, 11/15/2018	340	460
Centel Capital
9.000%, 10/15/2019	325	403
CenturyLink
7.600%, 09/15/2039	360	354
6.450%, 06/15/2021 (D)	540	576
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	193
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	274
COX Communications
5.450%, 12/15/2014	343	372
Cox Enterprises
7.375%, 07/15/2027 (C)	170	218
Crown Castle Towers LLC
3.214%, 08/15/2015 (C)	290	303
Deutsche Telekom International Finance
5.750%, 03/23/2016	2,085	2,358
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	600	728
2.250%, 03/06/2017 (C)	3,130	3,215
DIRECTV Holdings
6.000%, 08/15/2040	3,000	3,129
4.600%, 02/15/2021	400	429
Discovery Communications LLC
4.375%, 06/15/2021	344	379
France Telecom
8.500%, 03/01/2031	370	528
2.750%, 09/14/2016	140	147
Frontier Communications
6.625%, 03/15/2015 (D)	490	530
GTE
8.750%, 11/01/2021	600	821
6.840%, 04/15/2018	800	994
Intelsat Jackson Holdings
7.250%, 04/01/2019	485	520

42	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

News America
7.300%, 04/30/2028	$500	$620
6.650%, 11/15/2037	385	479
6.150%, 03/01/2037	4,480	5,330
News America Holdings
8.875%, 04/26/2023	200	273
7.700%, 10/30/2025	200	264
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	201
Pearson Funding Four
3.750%, 05/08/2022 (C)	1,254	1,306
Qwest
6.750%, 12/01/2021	593	684
Rogers Communications
4.500%, 03/15/2043	1,335	1,322
3.000%, 03/15/2023	1,775	1,772
Sprint Capital
8.750%, 03/15/2032	390	458
TCI Communications
8.750%, 08/01/2015	701	832
7.125%, 02/15/2028	400	531
Telecom Italia Capital
6.999%, 06/04/2018	500	566
6.175%, 06/18/2014	100	104
5.250%, 11/15/2013	370	379
Telefonica Chile
3.875%, 10/12/2022 (C)	1,850	1,820
Telefonica Emisiones
6.421%, 06/20/2016	230	253
Telefonica Emisiones SAU
6.221%, 07/03/2017	690	765
5.877%, 07/15/2019	295	321
5.462%, 02/16/2021	69	73
5.134%, 04/27/2020	1,280	1,322
Time Warner Entertainment
8.375%, 03/15/2023	232	318
Verizon Communications
8.750%, 11/01/2018	412	562
6.100%, 04/15/2018	589	717
5.850%, 09/15/2035	150	178
5.500%, 02/15/2018	2,460	2,917
3.850%, 11/01/2042	1,935	1,742
2.450%, 11/01/2022 (D)	1,160	1,113
Verizon Global Funding
7.750%, 12/01/2030	3,940	5,579
Verizon Maryland
7.150%, 05/01/2023	600	605
Verizon New England
7.875%, 11/15/2029	500	651
Vodafone Group
5.450%, 06/10/2019	226	269
4.375%, 02/19/2043	920	897
2.950%, 02/19/2023	4,050	4,037
1.625%, 03/20/2017	240	243
1.500%, 02/19/2018	4,415	4,408
0.900%, 02/19/2016	4,600	4,596
Windstream
8.125%, 09/01/2018 (D)	365	400
WPP Finance 2010
5.125%, 09/07/2042	468	459
WPP Finance UK
8.000%, 09/15/2014	520	573

		115,822

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.7%
AGL Capital
6.375%, 07/15/2016	$200	$234
5.875%, 03/15/2041	73	92
5.250%, 08/15/2019	170	203
4.450%, 04/15/2013	400	402
Alabama Power
6.125%, 05/15/2038	69	89
5.875%, 12/01/2022	275	343
5.500%, 10/15/2017	810	962
3.850%, 12/01/2042	1,235	1,216
Alabama Power Capital Trust V
3.408%, 10/01/2042 (A)	100	100
Ameren
8.875%, 05/15/2014	2,080	2,256
Ameren Illinois
2.700%, 09/01/2022	2,690	2,681
American Electric Power
1.650%, 12/15/2017	2,972	2,981
American Water Capital
6.085%, 10/15/2017	400	478
Appalachian Power
5.950%, 05/15/2033	200	233
4.600%, 03/30/2021	150	172
APT Pipelines
3.875%, 10/11/2022 (C)	1,654	1,626
Arizona Public Services
8.000%, 12/30/2015	238	249
5.050%, 09/01/2041	219	251
4.500%, 04/01/2042	63	67
Atmos Energy
4.950%, 10/15/2014	260	277
Boston Gas
4.487%, 02/15/2042 (C)	140	147
Carolina Power & Light
5.300%, 01/15/2019	400	480
5.125%, 09/15/2013	790	810
4.100%, 05/15/2042	1,055	1,068
3.000%, 09/15/2021	111	117
2.800%, 05/15/2022	121	124
CenterPoint Energy
6.500%, 05/01/2018 (D)	271	330
CenterPoint Energy Resources
6.125%, 11/01/2017	320	381
4.500%, 01/15/2021	246	276
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	389
CMS Energy
2.750%, 05/15/2014	1,250	1,271
Comision Federal de Electricidad
4.875%, 05/26/2021 (C)	249	273
Consolidated Edison of New York
6.650%, 04/01/2019	650	828
5.700%, 06/15/2040	154	195
3.950%, 03/01/2043	2,670	2,648
Consumers Energy
6.700%, 09/15/2019	400	516
2.850%, 05/15/2022	56	58
Detroit Edison
5.400%, 08/01/2014	50	53
2.650%, 06/15/2022	66	67

43	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dominion Resources
8.875%, 01/15/2019	$2,340	$3,196
6.400%, 06/15/2018	460	568
5.250%, 08/01/2033	1,135	1,303
5.200%, 08/15/2019	400	477
4.900%, 08/01/2041	48	53
1.950%, 08/15/2016	950	981
DPL
7.250%, 10/15/2021	8	9
Duke Energy
3.550%, 09/15/2021	762	806
1.625%, 08/15/2017	1,310	1,320
Duke Energy Carolinas
3.900%, 06/15/2021	200	225
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	62
5.100%, 04/15/2018	385	457
4.300%, 06/15/2020	195	224
4.250%, 12/15/2041	120	126
Duke Energy Indiana
4.200%, 03/15/2042	1,915	1,948
3.750%, 07/15/2020	180	198
Electricite de France
5.250%, 12/29/2049 (A)(C)	1,490	1,467
Enel Finance International
5.125%, 10/07/2019 (C)(D)	500	531
Entergy Louisiana LLC
6.500%, 09/01/2018	500	611
Exelon
5.625%, 06/15/2035	2,415	2,665
Exelon Generation
5.750%, 10/01/2041	86	95
Exelon Generation LLC
4.000%, 10/01/2020	588	620
FirstEnergy
4.250%, 03/15/2023	4,975	4,971
2.750%, 03/15/2018	2,610	2,610
FirstEnergy, Ser C
7.375%, 11/15/2031	3,815	4,530
Florida Gas Transmission LLC
3.875%, 07/15/2022 (C)	3,600	3,853
Florida Power
3.850%, 11/15/2042	5,710	5,506
Florida Power & Light
5.950%, 10/01/2033	150	196
5.125%, 06/01/2041	197	236
Great Plains Energy
4.850%, 06/01/2021	27	30
Indiana Michigan Power
7.000%, 03/15/2019	170	215
Jersey Central Power & Light
7.350%, 02/01/2019	500	640
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	253	284
Kansas City Power & Light
5.300%, 10/01/2041	350	391
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,592
Massachusetts Electric
5.900%, 11/15/2039 (C)	210	263

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MidAmerican Energy
5.300%, 03/15/2018 (D)	$750	$893
MidAmerican Energy Holdings
6.500%, 09/15/2037	3,835	5,030
Mirant Mid Atlantic Pass- Through Trust C
10.060%, 12/30/2028	229	261
Nevada Power
7.125%, 03/15/2019	400	516
6.500%, 08/01/2018	290	362
5.450%, 05/15/2041	150	182
5.375%, 09/15/2040	45	54
NextEra Energy Capital Holdings
5.350%, 06/15/2013	125	127
Niagara Mohawk Power
4.881%, 08/15/2019 (C)	180	209
4.119%, 11/28/2042 (C)	1,130	1,105
Nisource Finance
6.800%, 01/15/2019	3,747	4,583
5.800%, 02/01/2042 (D)	471	526
Northern States Power
6.250%, 06/01/2036	350	471
5.350%, 11/01/2039	56	69
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,776
Oncor Electric Delivery LLC
4.550%, 12/01/2041	1,500	1,510
Pacific Gas & Electric
8.250%, 10/15/2018	1,690	2,285
5.800%, 03/01/2037	810	1,004
5.400%, 01/15/2040	156	187
4.500%, 12/15/2041	180	193
4.450%, 04/15/2042	2,443	2,597
3.250%, 09/15/2021	35	37
PacifiCorp
6.250%, 10/15/2037	310	415
5.650%, 07/15/2018	600	734
5.500%, 01/15/2019	400	486
PG&E
5.750%, 04/01/2014	80	84
PPL Capital Funding
3.500%, 12/01/2022	1,475	1,488
PPL Energy Supply
4.600%, 12/15/2021	230	243
Progress Energy
6.000%, 12/01/2039	200	242
3.150%, 04/01/2022	944	958
PSEG Power LLC
5.500%, 12/01/2015	445	495
5.320%, 09/15/2016	126	143
5.125%, 04/15/2020	120	136
4.150%, 09/15/2021	72	77
2.750%, 09/15/2016	1,055	1,098
Public Service Electric & Gas
5.375%, 11/01/2039	97	119
3.650%, 09/01/2042	113	110
2.700%, 05/01/2015	135	141
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,621
Public Service of Oklahoma
5.150%, 12/01/2019	220	257
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (D)	710	785
7.500%, 11/30/2016 (C)	230	243

44	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

San Diego Gas & Electric
6.000%, 06/01/2026	$400	$531
3.950%, 11/15/2041	41	42
Sempra Energy
9.800%, 02/15/2019	100	141
8.900%, 11/15/2013	400	423
6.500%, 06/01/2016	135	158
6.000%, 10/15/2039	170	212
2.875%, 10/01/2022	140	140
2.000%, 03/15/2014	234	237
Sierra Pacific Power
5.450%, 09/01/2013	500	512
Southern
4.150%, 05/15/2014	85	89
1.950%, 09/01/2016	130	134
Southern California Edison
6.650%, 04/01/2029	200	264
5.500%, 03/15/2040	170	213
4.650%, 04/01/2015	200	216
Southern Power
5.150%, 09/15/2041	44	49
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (C)	655	727
Southern Union
8.250%, 11/15/2029	4,295	5,487
3.316%, 11/01/2066 (A)	485	423
Southwestern Electric Power
6.450%, 01/15/2019	672	820
3.550%, 02/15/2022	1,790	1,861
Southwestern Public Service
8.750%, 12/01/2018	300	403
Texas-New Mexico Power
9.500%, 04/01/2019 (C)	1,487	2,030
Virginia Electric and Power
5.400%, 04/30/2018	695	835
2.950%, 01/15/2022	1,600	1,677
Wisconsin Electric Power
3.650%, 12/15/2042	183	176
2.950%, 09/15/2021	14	15

		127,869

Total Corporate Obligations (Cost $1,712,275) ($ Thousands)		1,823,098

ASSET-BACKED SECURITIES — 10.3%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	357	361
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/2014	109	109
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	504	509
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	5,646	5,723
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/2015	131	131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	$6,948	$7,087
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	1,154	1,156
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	355	357
Ally Auto Receivables Trust, Ser 2012-3, Cl A2
0.700%, 01/15/2015	1,277	1,279
Ally Auto Receivables Trust, Ser 2012-3, Cl A3
0.850%, 08/15/2016	347	349
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	8,221	8,227
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	12,067	12,076
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	2,325	2,360
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,960	1,984
American Credit Acceptance Receivables Trust, Ser 2012- 1, Cl A2
3.040%, 10/15/2015 (C)	190	191
American Credit Acceptance Receivables Trust, Ser 2012- 2, Cl A
1.890%, 07/15/2016 (C)	828	832
American Credit Acceptance Receivables Trust, Ser 2012- 3, Cl A
1.640%, 11/15/2016 (C)	759	759
AmeriCredit Automobile Receivables Trust, Ser 2010- 3, Cl A3
1.140%, 04/08/2015	163	164
AmeriCredit Automobile Receivables Trust, Ser 2010- 4, Cl A3
1.270%, 04/08/2015	121	121
AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A3
1.390%, 09/08/2015	133	134
AmeriCredit Automobile Receivables Trust, Ser 2011- 3, Cl A2
0.840%, 11/10/2014	91	91
AmeriCredit Automobile Receivables Trust, Ser 2012- 1, Cl A2
0.910%, 10/08/2015	183	183
AmeriCredit Automobile Receivables Trust, Ser 2012- 3, Cl A2
0.710%, 12/08/2015	458	459

45	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012- 3, Cl A3
0.960%, 01/09/2017	$299	$301
AmeriCredit Automobile Receivables Trust, Ser 2012- 4, Cl A2
0.490%, 04/08/2016	3,715	3,716
AmeriCredit Automobile Receivables Trust, Ser 2012- 4, Cl A3
0.670%, 06/08/2017	2,170	2,174
AmeriCredit Automobile Receivables Trust, Ser 2012- 5, Cl A2
0.680%, 01/08/2016	700	700
AmeriCredit Automobile Receivables Trust, Ser 2012- 5, Cl A3
0.620%, 06/08/2017	232	232
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (C)	900	910
Avis Budget Rental Car Funding LLC, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (C)	440	464
Avis Budget Rental Car Funding LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (C)	1,050	1,108
Avis Budget Rental Car Funding, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	1,700	1,733
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/2017 (C)	150	151
BMW Vehicle Lease Trust, Ser 2012-1, Cl A3
0.750%, 02/20/2015	342	343
California Republic Auto Receivables Trust, Ser 2012- 1, Cl A
1.180%, 08/15/2017 (C)	941	941
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	4,777	4,775
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	1,911	1,910
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.380%, 09/15/2015	304	305
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.290%, 09/15/2016	530	544
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.070%, 06/15/2016	506	510
CarMax Auto Owner Trust, Ser 2012-3, Cl A2
0.430%, 09/15/2015	1,078	1,078

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarNow Auto Receivables Trust, Ser 2012-1A, Cl A
2.090%, 01/15/2015 (C)	$120	$120
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (C)	384	396
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	386	402
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (C)	173	177
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (C)	998	1,006
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (C)	672	676
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020 (C)	461	462
Credit Acceptance Auto Loan Trust, Ser 2012-2A, Cl A
2.350%, 03/16/2020 (C)	605	609
DT Auto Owner Trust, Ser 2012- 2A, Cl A
0.910%, 11/16/2015 (C)	249	249
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (C)	596	600
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (C)	573	574
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	200	200
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A2
0.570%, 01/15/2015	4,063	4,067
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/2014	112	113
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A3
0.840%, 08/15/2016	351	353
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A3
1.010%, 12/15/2016	400	401
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	1,352	1,352
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A2
0.400%, 09/15/2015	609	609
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A3
0.510%, 04/15/2017	451	451
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	4,875	4,889
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.581%, 01/15/2018 (A)	3,293	3,293
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/2015	68	68

46	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (C)	$820	$889
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	3,351	3,371
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A4
1.930%, 08/18/2016	1,211	1,219
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	4,993	5,011
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	108	108
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	56	57
Honda Auto Receivables Owner Trust, Ser 2012-2, Cl A3
0.700%, 02/16/2016	275	276
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	2,577	2,579
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	6,410	6,410
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	193	194
Huntington Auto Trust, Ser 2012-2, Cl A2
0.380%, 09/15/2015	1,374	1,375
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	129	129
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	375	382
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/2015	218	219
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/2015	365	371
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	236	237
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	288	293
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A2
0.540%, 01/15/2015	580	580
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	508	509
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016 (C)	118	118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2012- 1, Cl A2
0.370%, 03/16/2015	$413	$413
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (C)	2,217	2,252
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/2017 (C)	700	708
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	626	626
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	1,206	1,206
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/2014	107	107
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	300	302
Santander Drive Auto Receivables Trust, Ser 2011- 2, Cl A3
1.290%, 02/16/2015	760	762
Santander Drive Auto Receivables Trust, Ser 2010- A, Cl A4
2.390%, 06/15/2017 (C)	400	408
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl B
2.060%, 06/15/2017 (C)	92	93
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl D
3.350%, 06/15/2017 (C)	148	149
Santander Drive Auto Receivables Trust, Ser 2012- 1, Cl A2
1.250%, 04/15/2015	239	239
Santander Drive Auto Receivables Trust, Ser 2012- 2, Cl A2
0.910%, 05/15/2015	162	162
Santander Drive Auto Receivables Trust, Ser 2012- 2, Cl A3
1.220%, 12/15/2015	133	134
Santander Drive Auto Receivables Trust, Ser 2012- 3, Cl A2
1.060%, 04/15/2015	2,406	2,410
Santander Drive Auto Receivables Trust, Ser 2012- 3, Cl A3
1.080%, 04/15/2016	165	166

47	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A2
0.570%, 12/15/2015	$2,096	$2,097
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A3
0.830%, 12/15/2016	1,331	1,337
Santander Drive Auto Receivables Trust, Ser 2012- 6, Cl A2
0.470%, 09/15/2015	2,000	2,000
Santander Drive Auto Receivables Trust, Ser 2012- 6, Cl A3
0.620%, 07/15/2016	1,663	1,665
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (C)	164	165
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.570%, 10/15/2014	2,528	2,531
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	415	420
United Auto Credit Securitization Trust, Ser 2012-1, Cl A2
1.100%, 03/16/2015 (C)	330	330
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	201	201
USAA Auto Owner Trust, Ser 2012-1, Cl A2
0.380%, 06/15/2015	206	206
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A2
0.660%, 11/20/2014	1,114	1,115
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	687	690
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	1,981	1,981
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	426	428
Westlake Automobile Receivables Trust, Ser 2011- 1A, Cl A3
1.490%, 06/16/2014 (C)	122	122
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/2015	384	387
World Omni Auto Receivables Trust, Ser 2012-A, Cl A2
0.520%, 06/15/2015	405	405
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	439	439

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	$820	$820
World Omni Automobile Lease Securitization Trust, Ser 2012- A, Cl A2
0.710%, 01/15/2015	220	220
World Omni Automobile Lease Securitization Trust, Ser 2012- A, Cl A3
0.930%, 11/16/2015	181	182

		139,809

Credit Cards — 1.2%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.451%, 03/15/2017 (A)	2,532	2,576
American Express Credit Account Master Trust, Ser 2010-1, Cl A
0.451%, 11/16/2015 (A)	4,884	4,885
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.351%, 03/15/2018 (A)	2,087	2,079
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.441%, 05/15/2020 (A)	6,882	6,879
Bank of America Credit Card Trust, Ser 2007-A6, Cl A6
0.261%, 09/15/2016 (A)	9,714	9,716
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.261%, 01/15/2016 (A)	835	835
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/2016	1,728	1,739
Chase Issuance Trust, Ser 2008- A13, Cl A13
1.808%, 09/15/2015 (A)	5,921	5,970
Chase Issuance Trust, Ser 2011- A2, Cl A2
0.291%, 05/15/2015 (A)	14,657	14,659
Chase Issuance Trust, Ser 2012- A10, Cl A10
0.461%, 12/16/2019 (A)	2,303	2,302
Chase Issuance Trust, Ser 2012- A6, Cl A
0.331%, 08/15/2017 (A)	19,386	19,404
Chase Issuance Trust, Ser 2012- A8, Cl A8
0.540%, 10/16/2017	2,377	2,371
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.551%, 08/15/2016 (A)	10,491	10,516
Discover Card Master Trust, Ser 2013-A1, Cl A1
0.499%, 08/17/2020 (A)	2,794	2,794

48	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.751%, 01/17/2017 (A)	$1,756	$1,764
MBNA Credit Card Master Note Trust, Ser 2003-A10, Cl A10
0.461%, 03/15/2016 (A)	2,336	2,340

		90,829

Mortgage Related Securities — 1.1%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.696%, 06/25/2032	46	45
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A2D
0.570%, 09/25/2035 (A)	1,325	1,310
ACE Securities, Ser 2006-SL3, Cl A1
0.402%, 06/25/2036 (A)	5,647	979
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.442%, 03/25/2030 (A)	1,917	957
Argent Securities, Ser 2004-W5, Cl AV2
0.722%, 04/25/2034 (A)	1,113	1,116
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	611	618
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.862%, 06/25/2035 (A)	64	63
Asset-Backed Securities Home Equity Loan Trust, Ser 2003- HE7, Cl M1
1.176%, 12/15/2033 (A)	2,793	2,636
Asset-Backed Securities Home Equity Loan Trust, Ser 2005- HE6, Cl M2
0.712%, 07/25/2035 (A)	977	959
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.942%, 11/25/2034 (A)	46	46
Bear Stearns Asset-Backed Securities Trust, Ser 2003-2, Cl A3
0.952%, 03/25/2043 (A)	2,163	2,121
Bear Stearns Asset-Backed Securities Trust, Ser 2005- HE12, Cl 1A3
0.592%, 12/25/2035 (A)	4,488	4,353
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD1, Cl 1A3
0.602%, 08/25/2043 (A)	5,017	4,926
Bear Stearns Asset-Backed Securities Trust, Ser 2005- TC2, Cl A3
0.572%, 08/25/2035 (A)	6,156	6,065

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities Trust, Ser 2006- HE1, Cl 1A2
0.422%, 12/25/2035 (A)	$17	$16
Centex Home Equity, Ser 2003- B, Cl AF4
3.735%, 02/25/2032	96	95
Centex Home Equity, Ser 2003- B, Cl AF6
3.173%, 06/25/2033 (A)	70	70
Centex Home Equity, Ser 2006- A, Cl AV4
0.452%, 06/25/2036 (A)	75	64
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	4,320	4,397
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	990	929
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	1,499	1,507
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	1	1
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.021%, 09/15/2029 (A)	310	260
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.672%, 05/25/2039 (A) (C)	593	545
GSAA Trust, Ser 2005-6, Cl A3
0.572%, 06/25/2035 (A)	3,822	3,619
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.312%, 07/25/2037 (A)	348	346
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.471%, 01/20/2035 (A)	3,435	3,346
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.691%, 01/20/2035 (A)	365	348
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.461%, 01/20/2035 (A)	79	79
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.361%, 01/20/2036 (A)	5,729	5,615
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A2
0.381%, 01/20/2036 (A)	68	66
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.351%, 03/20/2036 (A)	259	256
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A3V
0.351%, 03/20/2036 (A)	67	65
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/2036	115	115

49	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.381%, 03/20/2036 (A)	$1,171	$1,163
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.401%, 03/20/2036 (A)	202	198
HSBC Home Equity Loan Trust, Ser 2007-2, Cl A2V
0.361%, 07/20/2036 (A)	107	107
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.402%, 11/20/2036 (A)	579	580
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.937%, 06/25/2035 (A)	1	1
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.552%, 07/25/2034 (A)(C)	561	554
MASTR Asset Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.362%, 08/25/2036 (A)	1,127	433
MASTR Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.572%, 06/25/2035 (A)	5,606	5,490
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.952%, 01/25/2035 (A)	11	11
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl A3
0.582%, 08/25/2035 (A)	120	119
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.632%, 06/25/2035 (A)	6,975	6,728
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.572%, 09/25/2035 (A)	7,695	7,510
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	8	8
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.802%, 01/25/2032 (A)	130	128
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	446	448
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.572%, 10/25/2035 (A)	263	258
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	353	350
RMAT 2012-1, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A)(C)	952	967
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	156	153

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	$235	$239
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.552%, 04/25/2037 (A)(C)	637	337
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.352%, 06/25/2037 (A)	128	73
Stanwich Mortgage Loan Trust, Ser 2012-NPL3, Cl A
4.213%, 06/15/2042 (C)	80	80
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	259	259
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	934	926
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.352%, 07/25/2036 (A)	551	537
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	779	785
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	6,541	6,729
Wells Fargo Home Equity Trust, Ser 2005-2, Cl AI1B
0.492%, 08/25/2035 (A)	19	19

		83,123

Other Asset-Backed Securities — 6.1%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.002%, 12/27/2022 (A)(C)	396	401
Access Group, Ser 2006-1, Cl A2
0.398%, 08/25/2023 (A)	3,097	3,048
AH Mortgage Advance Trust, Ser 2012-3, Cl 1A2
3.720%, 03/13/2044 (C)	1,575	1,618
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.509%, 06/14/2037 (A)(C)	3,792	3,545
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	3,250	3,295
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.001%, 02/15/2017 (A)	4,511	4,558
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.901%, 06/15/2017 (A)	2,903	2,913
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	4,175	4,198
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.651%, 02/15/2018 (A)	2,330	2,330

50	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alm Loan Funding, Ser 2012-7A, Cl A1
1.722%, 10/19/2024 (A)(C)	$4,350	$4,371
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.432%, 01/25/2036 (A)	37	37
Ameriquest Mortgage Securities, Ser 2005-R6, Cl A2
0.402%, 08/25/2035 (A)	27	26
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.882%, 01/25/2032 (A)	338	298
Apidos CDO II, Ser 2005-2A, Cl C 2.101%, 12/21/2018 (A)(C)	1,750	1,626
Ascentium Equipment Receivables LLC, Ser 2012- 1A, Cl A
1.830%, 09/15/2019 (C)	417	418
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A)(C)	4,327	3,851
Bayview Opportunity Master Fund Trust IIB, Ser 2012- 4NPL, Cl A
3.475%, 07/28/2032 (A)(C)	804	813
Bayview Opportunity Master Fund Trust IIB, Ser 2013- 8NPL, Cl A
3.228%, 03/28/2033 (A)	1,196	1,196
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.902%, 12/26/2035 (A)	5,110	5,138
Brazos Higher Education Authority, Ser 2005-1, Cl 1A3
0.420%, 09/26/2022 (A)	4,300	4,247
Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.320%, 12/26/2024 (A)	1,183	1,093
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.667%, 02/25/2035 (A)	4,835	4,820
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.088%, 02/25/2030 (A)	3,000	3,035
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.301%, 10/27/2036 (A)	3,520	3,498
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	456	456
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.602%, 09/25/2035 (A)	4,571	4,480
Castle Trust, Ser 2003-1AW, Cl A1
0.951%, 05/15/2027 (A)(C)	119	110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	$979	$1,051
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	216	219
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	500	494
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	666	671
CIT Education Loan Trust, Ser 2007-1, Cl A
0.400%, 03/25/2042 (A)(C)	3,893	3,606
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,090
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	210	210
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/2016	186	187
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/2016	213	218
CNH Equipment Trust, Ser 2012-A, Cl A2
0.650%, 07/15/2015	75	75
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	263	265
CNH Equipment Trust, Ser 2012-C, Cl A2
0.440%, 02/16/2016	1,187	1,187
Concord Funding LLC, Ser 2012- 2, Cl A
3.145%, 01/15/2017 (C)	1,350	1,350
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	729	715
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	16	17
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	120	125
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.862%, 04/25/2032 (A)	53	32
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.802%, 06/25/2033 (A)	115	113

51	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.672%, 02/25/2036 (A)	$8,230	$7,998
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.662%, 10/25/2035 (A)	240	235
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.644%, 10/25/2046 (A)	208	174
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.532%, 07/25/2036 (A)(C)	353	220
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.102%, 10/25/2047 (A)	99	81
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.402%, 02/25/2037 (A)(C)	889	555
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.652%, 03/25/2047 (A)(C)	716	399
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.501%, 02/15/2034 (A)	606	510
Credit-Based Asset Servicing and Securitization LLC, Ser 2003- CB3, Cl AF1
3.379%, 12/25/2032	92	89
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF2
5.501%, 12/25/2036	561	369
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF4
4.219%, 12/25/2036	1,416	1,104
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- RP1, Cl A
0.512%, 05/25/2046 (A)(C)	10,680	4,773
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (C)	2,313	2,399
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (C)	2,396	2,490
Educational Funding of the South, Ser 2011-1, Cl A2
0.951%, 04/25/2035 (A)	3,580	3,591

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.560%, 03/25/2036 (A)(C)	$2,500	$2,549
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.204%, 04/25/2033 (A)(C)	4,600	4,625
Equity One 3.750%, 11/15/2022	1,046	1,027
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	201	203
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF7, Cl A5
1.202%, 09/25/2034 (A)	66	64
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl A2D
0.582%, 09/25/2035 (A)	3,929	3,871
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	2,675	2,717
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.551%, 09/15/2016 (A)	7,720	7,722
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	525	525
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	1,000	1,001
GE Equipment Midticket LLC, Ser 2012-1, Cl A4
0.780%, 09/22/2020	300	300
GE Equipment Transportation LLC, Ser 2012-2, Cl A2
0.470%, 04/24/2015	604	604
GE Seaco Finance, Ser 2005-1A, Cl A
0.452%, 11/17/2020 (A)(C)	3,795	3,744
Genesis Funding, Ser 2006-1A, Cl G1
0.442%, 12/19/2032 (A)(C)	4,499	4,089
Green Tree Financial, Ser 1996- 5, Cl A6
7.750%, 07/15/2027	138	140
Green Tree Financial, Ser 2008- MH1, Cl A2
8.970%, 04/25/2038 (A)(C)	4,401	4,756
Green Tree Financial, Ser 2008- MH1, Cl A3
8.970%, 04/25/2038 (A)(C)	3,668	4,014
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.712%, 02/20/2032 (A)	889	758

52	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.706%, 03/13/2032 (A)	$1,482	$1,242
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043 (C)	927	930
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	730	745
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (C)	643	643
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (C)	539	543
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (C)	182	183
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/2016	234	236
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/2018	285	291
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	549	549
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	581	582
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.332%, 11/25/2036 (A)	5,385	5,274
KeyCorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.561%, 10/25/2032 (A)	2,110	2,102
Latitude CLO II, Ser 2006-2A, Cl A2
0.638%, 12/15/2018 (A)(C)	2,200	2,086
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	327	353
Lehman XS Trust, Ser 2005-6, Cl 1A3
0.462%, 11/25/2035 (A)	95	95
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.502%, 12/25/2035 (A)	2,117	902
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
0.997%, 02/25/2035 (A)	8,900	8,574
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (C)	2,000	2,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.452%, 03/25/2032 (A)	$328	$321
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2C
0.382%, 06/25/2037 (A)	104	59
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	3,216	3,337
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	499	539
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	5,676	6,020
Morgan Stanley ABS Capital I, Ser 2005-WMC6, Cl M1
0.682%, 07/25/2035 (A)	89	88
Nationstar Agency Advance Funding Trust 2013-T1A, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (C)	337	338
Nationstar Agency Advance Funding Trust 2013-T2A, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048 (C)	132	133
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.411%, 10/25/2033 (A)	5,802	5,555
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.410%, 03/23/2037 (A)	10,015	9,569
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.430%, 12/24/2035 (A)	4,000	3,812
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.378%, 11/23/2022 (A)	7,962	7,941
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.381%, 10/26/2026 (A)	11,647	11,627
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.298%, 11/27/2018 (A)	336	335
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.358%, 05/27/2025 (A)	3,615	3,461
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.660%, 03/25/2026 (A)(C)	10,146	10,009
Neptune Finance CCS, Ser 2008-1A, Cl A
0.917%, 04/20/2020 (A)(C)	4,400	4,380
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (C)	175	179
NYMT Residential LLC, Ser 2012-RP1A
4.250%, 12/25/2017 (A)(C)	1,500	1,500

53	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.548%, 08/25/2021 (A)	$3,750	$3,564
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.441%, 05/15/2032 (A)	13	13
Park Place Securities, Ser 2004- MHQ1, Cl M1
0.902%, 12/25/2034 (A)	2,984	2,984
Park Place Securities, Ser 2004- WCW1, Cl M2
0.882%, 09/25/2034 (A)	905	890
Park Place Securities, Ser 2004- WCW2, Cl M1
0.822%, 10/25/2034 (A)	59	59
Park Place Securities, Ser 2004- WWF1, Cl M2
0.882%, 12/25/2034 (A)	4,892	4,884
Park Place Securities, Ser 2005- WCH1, Cl M2
0.722%, 01/25/2036 (A)	3,488	3,425
Park Place Securities, Ser 2005- WCW1, Cl A3D
0.542%, 09/25/2035 (A)	1,808	1,765
Pennsylvania Higher Education Assistance Agency, Ser 2005- 1, Cl B1
1.867%, 04/25/2045 (A)	4,150	3,307
PennyMac Loan Trust, Ser 2012- NPL1, Cl A
3.422%, 05/28/2052 (A)(C)	544	544
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	94	96
Popular ABS Mortgage Pass- Through Trust, Ser 2007-A, Cl A3
0.512%, 06/25/2047 (A)	11,530	6,286
Race Point CLO, Ser 2012-7A, Cl A
1.713%, 11/08/2024 (A)(C)	4,500	4,500
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	657	708
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	503	498
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/2049 (C)	66	66
Real Estate Asset Trust, Ser 2012-3A, Cl A1
2.734%, 11/25/2042 (A)(C)	1,235	1,235

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.542%, 10/25/2035 (A)	$600	$575
Residential Asset Mortgage Products, Ser 2005-RS8, Cl A2
0.492%, 10/25/2033 (A)	2,921	2,894
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A2
0.392%, 03/25/2036 (A)	3,283	3,269
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.502%, 03/25/2036 (A)	1,100	1,021
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (C)	726	726
Resort Finance Timeshare
5.750%, 09/05/2018	710	710
Resort Finance Timeshare, Ser 2012-1, Cl A1
6.250%, 08/06/2018	1,130	1,130
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,902
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.371%, 04/25/2022 (A)	215	215
SLM Student Loan Trust, Ser 2012-6, Cl B
1.202%, 04/27/2043 (A)	2,045	1,865
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.598%, 12/15/2025 (A)(C)	1,500	1,482
SLM Student Loan Trust, Ser 2003-4, Cl A5A
1.058%, 03/15/2033 (A)(C)	71	70
SLM Student Loan Trust, Ser 2004-5A, Cl A5
0.901%, 10/25/2023 (A)(C)	5,709	5,734
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.801%, 04/25/2024 (A)(C)	9,890	9,955
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.401%, 04/25/2025 (A)	421	418
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.501%, 07/27/2026 (A)	2,017	2,042
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.401%, 01/25/2023 (A)	975	975
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.411%, 01/25/2027 (A)	2,830	2,762

54	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-6, Cl A2
0.381%, 10/25/2022 (A)	$2,107	$2,104
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.301%, 07/25/2017 (A)	1,104	1,103
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.361%, 01/25/2022 (A)	6,681	6,682
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.851%, 10/25/2017 (A)	479	483
SLM Student Loan Trust, Ser 2008-9, Cl A
1.801%, 04/25/2023 (A)	2,810	2,922
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.402%, 10/25/2034 (A)	495	514
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.601%, 12/15/2023 (A)(C)	5,303	5,370
SLM Student Loan Trust, Ser 2012-2, Cl A
0.902%, 01/25/2029 (A)	500	506
SLM Student Loan Trust, Ser 2012-3, Cl A
0.852%, 12/26/2025 (A)	81	82
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.954%, 05/26/2026 (A)	800	807
SLM Student Loan Trust, Ser 2012-A
1.601%, 08/15/2025 (A)(C)	5,258	5,339
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.301%, 12/15/2021 (A)(C)	4,801	4,840
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.301%, 08/15/2023 (A)(C)	4,330	4,373
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.951%, 10/16/2023 (A)(C)	10,597	10,648
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.951%, 06/15/2045 (A)(C)	5,352	5,564
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.451%, 09/25/2019 (A)	4,240	4,240
SLM Student Loan Trust, Ser 2013-1, Cl B
2.001%, 11/25/2043 (A)	1,448	1,397
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.803%, 08/15/2022 (A)(C)	4,096	4,096

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (C)	$1,636	$1,636
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.491%, 10/28/2028 (A)	1,759	1,755
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.501%, 04/28/2029 (A)	1,572	1,561
Sound Point CLO, Ser 2012-1A, Cl C
3.602%, 10/20/2023 (A)(C)	1,750	1,741
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.431%, 12/01/2020 (A)	3,975	3,939
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (C)	1,800	1,782
SPST
0.000%, 02/25/2015	1,000	1,000
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (C)	1,317	1,320
Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (C)	2,211	2,214
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (C)	1,225	1,226
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.472%, 06/25/2035 (A)	158	157
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.502%, 05/25/2035 (A)	2,734	2,696
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.432%, 07/25/2035 (A)	86	86
Structured Asset Securities, Ser 2005-WF4, Cl A4
0.562%, 11/25/2035 (A)	5,727	5,700
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.292%, 03/25/2037 (A)	2,402	2,377
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.421%, 01/30/2023 (A)(C)	6,000	5,933
Symphony CLO, Ser 2012-9A, Cl C
3.554%, 04/16/2022 (A)(C)	1,500	1,503
TAL Advantage LLC, Ser 2006- 1A, Cl A
0.395%, 04/20/2021 (A)(C)	2,193	2,155
TAL Advantage LLC, Ser 2011- 2A, Cl A
4.310%, 05/20/2026 (C)	1,671	1,680

55	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (C)	$2,193	$2,248
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (C)	475	493
Textainer Marine Containers, Ser 2005-1A, Cl A
0.450%, 05/15/2020 (A)(C)	1,665	1,647
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026 (C)	3,333	3,390
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.601%, 10/15/2015 (A)(C)	1,190	1,216
Trinity Rail Leasing, Ser 2004- 1A, Cl A
5.270%, 08/14/2027 (C)	175	195
Trinity Rail Leasing, Ser 2006- 1A, Cl A1
5.900%, 05/14/2036 (C)	2,320	2,679
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (C)	4,050	4,310
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.370%, 11/26/2021 (A)(C)	2,925	2,871
Triton Container Finance, Ser 2007-1A, Cl NOTE
0.340%, 02/26/2019 (A)(C)	1,250	1,238
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (C)	3,076	3,197
VOLT LLC, Ser 2012-1A, Cl A1
4.949%, 04/25/2017 (C)	1,324	1,328
VOLT LLC, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017 (C)	1,395	1,395
VOLT LLC, Ser 2012-RP2A, Cl A1
4.704%, 06/26/2017 (C)	734	751
VOLT LLC, Ser 2012-RP2A, Cl A2
8.836%, 06/26/2017 (C)	100	102
VOLT LLC, Ser 2012-RP3A, Cl A
3.475%, 11/27/2017 (C)	697	691
Wells Fargo Home Equity Trust, Ser 2006-1, Cl A3
0.352%, 05/25/2036 (A)	8	8
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.292%, 04/25/2037 (A)	796	783
Westgate Resorts LLC, Ser 2012- 1, Cl A
4.500%, 09/20/2025 (C)	759	778
Westgate Resorts LLC, Ser 2012- 2A, Cl A
3.000%, 01/20/2025 (C)	868	875

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westgate Resorts LLC, Ser 2012- 3A, Cl A
2.500%, 03/20/2025 (C)	$610	$611
Wind River CLO, Ser 2004-1A, Cl B1
1.409%, 12/19/2016 (A)(C)	1,900	1,831

		454,013

Total Asset-Backed Securities (Cost $766,038) ($ Thousands)		767,774

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FAMC
2.375%, 07/22/2015	170	178
2.125%, 09/15/2015	175	181
FFCB
4.625%, 11/03/2014	150	161
1.500%, 11/16/2015	7,830	8,065
FHLB
5.500%, 07/15/2036	3,810	5,127
3.625%, 10/18/2013	1,400	1,430
1.000%, 11/15/2017	2,370	2,372
FHLMC
6.750%, 03/15/2031	2,570	3,871
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	10,864
9.700%, 04/05/2019	5,100	7,573
8.600%, 09/26/2019	5,655	8,150
1.593%, 09/26/2019 (B)	1,279	1,650
1.532%, 04/05/2019 (B)	1,000	905
1.524%, 06/06/2019 (B)	470	428
1.470%, 03/07/2019 (B)	1,450	1,330
1.386%, 11/02/2018 (B)	9,315	8,642
1.350%, 08/03/2018 (B)	9,280	8,639
1.315%, 05/11/2018 (B)	8,920	8,380
1.302%, 04/06/2018 (B)	2,920	2,750
1.281%, 02/08/2018 (B)	960	903
0.000%, 12/16/2018 (B)	5,401	5,686
0.000%, 11/30/2017 (B)	938	941
FNMA
6.250%, 05/15/2029	3,730	5,280
5.914%, 10/09/2019 (B)(D)	670	590
5.375%, 06/12/2017	250	299
2.700%, 03/28/2022	1,500	1,502
0.120%, 05/15/2013 (B)	18,795	18,791
FNMA, PO
0.000%, 05/15/2030	1,800	992
Residual Funding Corp. STRIPS
2.403%, 07/15/2020 (B)	10,900	9,625
Residual Funding Principal STRIP
0.000%, 10/15/2020	2,500	2,186
Resolution Funding Corp. STRIP
1.450%, 10/15/2019 (B)	6,200	5,617
0.000%, 01/15/2021	1,029	890

56	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tennessee Valley Authority
5.880%, 04/01/2036	$1,550	$2,137
5.250%, 09/15/2039	1,828	2,349
4.625%, 09/15/2060	2,761	3,154
3.875%, 02/15/2021	3,090	3,582
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (B)	1,000	667

Total U.S. Government Agency Obligations (Cost $134,545) ($ Thousands)		145,887

MUNICIPAL BONDS — 0.8%
American Municipal Power, RB
7.499%, 02/15/2050	495	676
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	660	898
City of Houston, Ser A, GO
6.290%, 03/01/2032	4,750	6,001
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	233
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,870	2,642
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,995	2,843
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	230	278
Los Angeles, Department of Water & Power, Build America Project, GO
6.574%, 07/01/2045	75	105
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,754	3,889
New York State, Dormitory Authority, RB
5.600%, 03/15/2040	280	350
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	2,225	3,032
Northstar Education Finance, RB, RB
1.051%, 01/29/2046 (A)	50	46
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,354	1,458
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	490	603
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	3,485	3,480

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

State of California, Build America Project, GO
7.600%, 11/01/2040	$1,735	$2,561
7.300%, 10/01/2039	2,620	3,660
6.650%, 03/01/2022	6,100	7,741
6.200%, 10/01/2019	80	99
State of Illinois, Build America Project, GO
6.200%, 07/01/2021	1,500	1,691
State of Illinois, GO
5.877%, 03/01/2019	1,010	1,160
5.665%, 03/01/2018	6,237	7,132
5.365%, 03/01/2017	1,180	1,317
5.100%, 06/01/2033	4,600	4,535
4.950%, 06/01/2023	562	589
4.350%, 06/01/2018	60	64
Student Loan Funding, Ser A-6, AMT, RB
0.175%, 09/01/2047 (A)	700	700
Virginia, Housing Development Authority, Ser 2006-C, RB Callable 04/25/13 @ 100
6.000%, 06/25/2034	387	423

Total Municipal Bonds (Cost $50,081) ($ Thousands)		58,206

SOVEREIGN DEBT — 1.8%
African Development Bank
8.800%, 09/01/2019	700	936
Andina de Fomento
3.750%, 01/15/2016	564	597
Chile Government International Bond
3.625%, 10/30/2042	921	859
Colombia Government International Bond
2.625%, 03/15/2023	2,665	2,568
FMS Wertmanagement AoeR
1.000%, 11/21/2017	1,660	1,660
Inter-American Development Bank MTN
3.875%, 10/28/2041	2,261	2,428
Israel Government AID Bond
5.500%, 09/18/2033 (D)	1,000	1,316
3.200%, 11/01/2024	1,000	708
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	3,600	4,142
Japan Treasury Discount Bill
0.940%, 03/04/2013 JPY	1,380,000	14,958
0.940%, 03/18/2013 JPY	690,000	7,479
Mexican Bonos
8.000%, 06/11/2020 MXP	85,590	7,986
6.500%, 06/09/2022 MXP	193,510	16,716
Mexico Cetes
4.222%, 03/14/2013 MXP	1,337,600	10,451
4.215%, 04/04/2013 MXP	2,188,400	17,058
Province of Manitoba Canada
2.125%, 04/22/2013	162	162

57	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

Province of Ontario Canada
2.950%, 02/05/2015	$850	$890
0.950%, 05/26/2015	3,100	3,130
Province of Quebec Canada
7.500%, 07/15/2023	260	364
2.625%, 02/13/2023	10,020	10,061
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	363
Slovakia Government International Bond
4.375%, 05/21/2022 (C)	5,480	5,809
Slovenia Government International Bond
5.500%, 10/26/2022(C)	2,262	2,296
Spain Government International Bond MTN
4.000%, 03/06/2018 (C)	4,555	4,487
Svensk Exportkredit
1.750%, 05/30/2017	1,015	1,046
1.750%, 10/20/2015	5,600	5,763
United Mexican States
6.050%, 01/11/2040	394	493
5.750%, 10/12/2110	4,481	4,965
5.625%, 01/15/2017	84	97
United Mexican States MTN
4.750%, 03/08/2044	1,098	1,153

Total Sovereign Debt (Cost $131,251) ($ Thousands)		130,941

U.S. TREASURY OBLIGATIONS — 23.3%
U.S. Treasury Bills (B)(G)
0.133%, 05/16/2013 (D)	8,900	8,898
0.051%, 04/04/2013	175	175
0.085%, 05/23/2013	85	85
U.S. Treasury Bonds
8.875%, 08/15/2017	5,960	8,121
8.750%, 05/15/2020	2,245	3,413
8.750%, 08/15/2020	6,550	10,040
8.500%, 02/15/2020	1,000	1,491
7.625%, 02/15/2025	21,635	34,359
6.750%, 08/15/2026	250	380
6.625%, 02/15/2027	300	453
6.500%, 11/15/2026	100	149
6.375%, 08/15/2027	200	297
6.250%, 05/15/2030	400	604
6.125%, 11/15/2027	250	364
6.125%, 08/15/2029	100	148
6.000%, 02/15/2026	100	142
5.500%, 08/15/2028	200	277
5.375%, 02/15/2031	1,300	1,809
5.000%, 05/15/2037	650	889
4.500%, 02/15/2036	2,250	2,871
4.500%, 05/15/2038	10,847	13,888
3.500%, 02/15/2039	4,000	4,374
3.125%, 11/15/2041	60,055	60,721
3.125%, 02/15/2042	76,135	76,896
3.000%, 05/15/2042	11,115	10,934
2.871%, 11/15/2034	1,850	933
2.825%, 05/15/2035	1,350	668
2.750%, 08/15/2042	136,324	127,058
2.750%, 11/15/2042	29,042	27,032
2.625%, 11/15/2020	3,000	3,266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.921%, 05/15/2018 (D)	$5,000	$4,785
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	510	728
2.125%, 02/15/2041	8,865	12,751
1.875%, 07/15/2013	11,726	12,023
1.625%, 01/15/2015	234	251
1.250%, 04/15/2014	5,516	5,719
0.750%, 02/15/2042	5,578	5,925
0.500%, 04/15/2015	15,034	15,814
0.125%, 04/15/2017	40,986	44,207
U.S. Treasury Notes
4.750%, 08/15/2017	6,905	8,154
4.750%, 02/15/2037	1,800	2,381
4.625%, 02/15/2017 (G)	4,990	5,785
4.250%, 08/15/2013	11,260	11,474
3.625%, 02/15/2021	300	349
3.500%, 02/15/2018	15,135	17,156
3.500%, 05/15/2020	4,000	4,614
3.250%, 12/31/2016	1,260	1,390
3.125%, 05/15/2019	279	314
3.125%, 05/15/2021	1,150	1,293
2.750%, 10/31/2013	168,630	170,921
2.750%, 11/30/2016	2,391	2,590
2.750%, 12/31/2017 (D)	48,850	49,182
2.625%, 08/15/2020	4,100	4,472
2.500%, 03/31/2015	190	199
2.250%, 01/31/2015 (D)	30,648	30,686
2.000%, 02/15/2023 (D)	38,527	38,918
1.750%, 03/31/2014	15,066	15,320
1.750%, 05/31/2016	2,405	2,509
1.750%, 10/31/2018	900	941
1.625%, 11/15/2022	54,475	53,343
1.500%, 08/31/2018	5,200	5,370
1.375%, 09/30/2018	390	400
1.375%, 11/30/2018	1,795	1,838
1.375%, 01/31/2020	97,090	98,000
1.250%, 03/15/2014	11,368	11,493
1.250%, 10/31/2015	1,650	1,691
1.250%, 02/29/2020	61,640	61,601
1.000%, 09/30/2016	60,884	62,030
1.000%, 11/30/2019	800	790
0.875%, 01/31/2018	50,807	51,109
0.750%, 06/30/2017	65,865	66,210
0.750%, 10/31/2017	63,115	63,268
0.750%, 02/28/2018	16,060	16,044
0.375%, 04/15/2015	3,407	3,415
0.375%, 06/15/2015	19,344	19,386
0.375%, 11/15/2015	400	401
0.375%, 01/15/2016	144	144
0.375%, 02/15/2016	18,355	18,369
0.250%, 04/30/2014	39,330	39,355
0.250%, 10/31/2014	6,049	6,052
0.250%, 02/28/2015	33,321	33,329
0.250%, 05/15/2015	18,230	18,223
0.250%, 07/15/2015	330	330
0.250%, 09/15/2015	28,449	28,411
0.250%, 10/15/2015	25,888	25,848
0.125%, 12/31/2014 (D)	24,605	24,559
U.S. Treasury Strips (B)
9.449%, 08/15/2030	1,550	924

58	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.110%, 05/15/2030	$900	$542
6.321%, 05/15/2024	800	621
5.084%, 05/15/2036	300	143
4.917%, 05/15/2026	500	356
4.863%, 11/15/2031	200	114
4.749%, 08/15/2028	1,500	969
4.730%, 05/15/2027	2,570	1,750
4.721%, 02/15/2030	1,950	1,185
4.712%, 11/15/2027 (G)	19,520	13,078
4.602%, 02/15/2029 (B)	1,800	1,139
4.587%, 02/15/2024	75	59
4.576%, 05/15/2034	500	257
4.555%, 05/15/2029	100	63
4.539%, 02/15/2034	1,350	702
4.536%, 08/15/2024	200	154
4.516%, 11/15/2033	1,750	918
4.477%, 05/15/2028	300	196
4.436%, 11/15/2030	2,450	1,446
4.376%, 11/15/2029	1,450	890
4.357%, 11/15/2024	450	342
4.093%, 08/15/2033	1,150	610
4.073%, 08/15/2027	3,490	2,351
4.022%, 05/15/2019	2,450	2,290
3.995%, 02/15/2017	19,420	18,970
3.907%, 02/15/2022	1,100	935
3.801%, 11/15/2026	1,150	801
3.780%, 08/15/2017	3,000	2,910
3.744%, 02/15/2028	2,473	1,631
3.712%, 08/15/2018	800	762
3.709%, 05/15/2033	2,950	1,580
3.649%, 02/15/2032	1,350	759
3.632%, 11/15/2017	6,150	5,939
3.538%, 02/15/2027	6,800	4,681
3.341%, 02/15/2026	700	504
3.338%, 11/15/2020	1,830	1,634
3.313%, 08/15/2019	5,525	5,129
3.302%, 11/15/2032	2,700	1,476
3.295%, 08/15/2021	4,000	3,471
3.268%, 11/15/2021	2,650	2,274
3.262%, 08/15/2020 (D)	13,150	11,840
3.223%, 08/15/2034	300	153
3.170%, 08/15/2016	5,100	5,016
3.168%, 05/15/2031	1,930	1,117
3.051%, 02/15/2035	2,100	1,049
3.021%, 02/15/2018	1,850	1,779
2.971%, 02/15/2016	250	247
2.852%, 08/15/2026	328	231
2.721%, 02/15/2015	200	199
2.693%, 08/15/2029	2,400	1,488
2.632%, 05/15/2032	1,500	836
2.608%, 05/15/2020	24,370	22,112
2.541%, 11/15/2028	800	512
2.453%, 05/15/2023	450	364
1.811%, 05/15/2021	12,450	10,899
1.702%, 02/15/2021	5,120	4,523
1.305%, 02/15/2020	1,000	915
1.024%, 11/15/2016	1,910	1,873
0.628%, 05/15/2016 (D)	1,000	986

Total U.S. Treasury Obligations (Cost $1,720,007) ($ Thousands)		1,733,289

Description	Face Amount ($ Thousands)/Shares/ Contracts	Market Value ($ Thousands)

CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% **†	462,316,511	$462,317

Total Cash Equivalent (Cost $462,317) ($ Thousands)		462,317

AFFILIATED PARTNERSHIP — 3.7%
SEI Liquidity Fund, L.P. 0.120% (J)** †	274,434,300	274,434

Total Affiliated Partnership (Cost $274,434) ($ Thousands)		274,434

COMMERCIAL PAPER — 0.2%
UBS Finance Delaware LLC
0.230%, 06/21/2013 (B)	$16,290	16,278

Total Commercial Paper (Cost $16,278) ($ Thousands)		16,278

Total Investments — 113.5% (Cost $8,193,807) ($ Thousands) ††		$8,428,545

PURCHASED OPTIONS — 0.0%
July 2013 Eurodollar 2-Year Midcurve Put, Expires 06/17/13, Strike Price $99.25*	371	$186
July 2013 Eurodollar 3-Year Midcurve Put, Expires 06/14/13, Strike Price $99.25*	193	26
October 2013 Euribor 3-Month Call, Expires 09/16/13, Strike Price $99.75*	156	39

Total Purchased Options (Cost $202) ($ Thousands)		$251

WRITTEN OPTIONS — 0.0%
July 2013 Eurodollar 2-Year Midcurve Call, Expires 06/17/13, Strike Price $99.50*	(371)	$(65)
July 2013 Eurodollar 3-Year Midcurve Put, Expires 06/14/13, Strike Price $98.13*	(193)	(13)
July 2013 U.S. 10-Year Put, Expires 05/24/13, Strike Price $98.38*	(206)	(90)
June 2013 JPY Currency Put, Expires 05/09/13, Strike Price $95.00*	(16,610,000)	(188)
June 2013 U.S. 10-Year Put, Expires 06/15/13, Strike Price $127.00*	(206)	(29)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/21/20*	(7,020,000)	(7)

59	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Description	Contracts	Market Value ($ Thousands)

October 2013 Euribor 3-Month Put, Expires 09/17/13, Strike Price $99.88*	(156)	$(16)

Total Written Options (Premiums Received $582) ($ Thousands)		$(408)

A list of the futures contracts held by the Fund at February 28, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	451	Sep-2014	$39
90-Day Euro$	(451)	Sep-2015	(41)
U.S. 10-Year Treasury Note	(1,002)	Jun-2013	(655)
U.S. 10-Year Treasury Note	407	Jun-2013	319
U.S. 10-Year Treasury Note	(153)	Mar-2013	167
U.S. 2-Year Treasury Note	(931)	Jun-2013	(35)
U.S. 5-Year Treasury Note	(1,202)	Jun-2013	(472)
U.S. Long Treasury Bond	(627)	Jun-2013	(1,043)
U.S. Ultra Long Treasury Bond	(306)	Jul-2013	268

			$(1,453)

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/4/13-5/16/13	JPY	4,293,797	USD	49,082	$2,522
3/14/13-4/4/13	MXP	352,600	USD	27,373	(147)
5/16/13	EUR	36,010	USD	48,740	1,640
5/16/13	GBP	10,892	USD	17,024	501
5/16/13	USD	7,401	EUR	5,581	(102)

					$4,414

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Barclays PLC	$(28,756)	$30,567	$1,811
Citigroup	(67,834)	68,600	766
JPMorgan Chase Bank	(48,515)	50,352	1,837

			$4,414

For the period ended February 28, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

60	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

A list of the open swap agreements held by the Fund at February 28, 2013 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.54%	12/14/32	622	$(14)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.77%	06/14/32	2,380	28
Barclays Bank PLC	1.71%	Singapore Swap Offer Rate Fixing 6 Month	12/14/22	1,083	8
Barclays Bank PLC	1.86%	Singapore Swap Offer Rate Fixing 6 Month	06/14/22	4,110	(41)
Barclays Bank PLC	Brazil Interbank Deposit Rate	8.27%	01/02/17	4,427	(60)
HSBC	Brazil Interbank Deposit Rate	8.27%	01/02/17	2,330	(32)
HSBC	Brazil Interbank Deposit Rate	8.31%	01/02/17	9,841	(131)
HSBC	Brazil Interbank Deposit Rate	8.32%	01/02/15	8,091	(2)

					$(244)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Deutsche Bank	METLIFE, INC.	SELL	1.00	06/20/18	(3,560)	$96

For the period ended February 28, 2013, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $7,429,245 ($ Thousands).

*	Non-income producing.

**	The rate reported is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $267,927 ($ Thousands).

(E)	Security in default on interest payments.

(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2013. The coupon on a step bond changes on a specified date.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H)	Securities considered illiquid. The total value of such securities as of February 28, 2013 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2013 was $456 ($ Thousands) and represented 0.01% of Net Assets.

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $274,434 ($ Thousands).

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $8,193,807 ($ Thousands), and the unrealized appreciation and depreciation were $311,692 ($ Thousands) and $(76,954) ($ Thousands), respectively.

ABS — Asset-Based Security

AID — Agency for International Development

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CPI — Consumer Pric Index

EUR — Euro

FAMC — Federal Agricultural Mortgage Corporation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

NCUA — National Credit Union Association

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

61	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

The following is a list of the inputs used as of February 28, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage- Backed Securities	$—	$3,016,135	$186	$3,016,321
Corporate Obligations	—	1,822,643	455	1,823,098
Asset-Backed Securities	—	767,774	—	767,774
U.S. Government Agency Obligations	—	145,887	—	145,887
Municipal Bonds	—	58,206	—	58,206
Sovereign Debt	—	130,941	—	130,941
Commercial Paper	—	16,278	—	16,278
Affiliated Partnership	—	274,434	—	274,434
Cash Equivalent	462,317	—	—	462,317
U.S. Treasury Obligations	—	1,733,289	—	1,733,289

Total Investments in Securities	$462,317	$7,965,587	$641	$8,428,545

Other Financial Instruments	Level 1	Level 2	Level 3(1)	Total
Purchased Options	$251	$—	$—	$251
Written Options	(220)	—	(188)	(408)
Futures*	—	(1,453)	—	(1,453)
Forwards*	—	4,414	—	4,414
Interest Rate
Swaps*	—	(244)	—	(244)
Credit Default
Swaps*	—	96	—	96

Total Other Financial Instruments	$31	$2,813	$(188)	$2,656

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

62	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2013

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2013, the Fund is the seller (“providing protection”) on a total notional amount of $3.6 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(33,815)	—	—	—	$(33,815)
Maximum potential amount of future payments	(3,560,000)	—	—	—	(3,560,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 4000	—	—	—	3,560,000	—	3,560,000
Greater than 4000	—	—	—	—	—	—

Total	—	—	—	3,560,000	—	3,560,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

63	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 77.6%

Consumer Discretionary — 16.7%
Academy
9.250%, 08/01/2019 (A)	$2,390	$2,677
Adelphia Communications (escrow security)
10.250%, 06/15/2011 (B)	125	1
7.875%, 01/15/2009 (B)	250	2
7.750%, 05/01/2009 (B)	75	—
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/2004 (B)	25	—
Affinity Gaming LLC
9.000%, 05/15/2018 (A)	2,930	3,113
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (A)	3,128	3,237
8.500%, 10/15/2018 (A)	1,165	1,247
Allison Transmission
7.125%, 05/15/2019 (A)	1,956	2,083
AMC Entertainment
9.750%, 12/01/2020	1,255	1,446
8.750%, 06/01/2019	680	745
AMC Networks
4.750%, 12/15/2022	815	812
American Axle & Manufacturing
9.250%, 01/15/2017 (A)	88	97
7.750%, 11/15/2019	1,465	1,611
6.250%, 03/15/2021	385	388
American Standard Americas
10.750%, 01/15/2016 (A)	1,710	1,748
American Tire Distributors
9.750%, 06/01/2017	620	661
AmeriGas Finance LLC
7.000%, 05/20/2022	6,966	7,523
Ameristar Casinos
7.500%, 04/15/2021	1,375	1,473
Avis Budget Car Rental LLC
9.625%, 03/15/2018	175	193
8.250%, 01/15/2019	1,905	2,081
Beazer Homes USA
9.125%, 06/15/2018	3,165	3,379
7.250%, 02/01/2023 (A)	145	146
6.625%, 04/15/2018	1,965	2,100
Belo
7.750%, 06/01/2027	2,025	2,146
Brands
6.625%, 04/01/2021	655	739
5.625%, 02/15/2022	1,285	1,359
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (A)(B)	2,050	635
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	10,675	11,769
Burlington Holdings LLC
9.000%, 02/15/2018 (A)	1,300	1,293
Cablevision Systems
8.625%, 09/15/2017	665	771
7.750%, 04/15/2018	900	990

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caesars Entertainment Operating
11.250%, 06/01/2017	$1,875	$1,995
10.000%, 12/15/2018	3,348	2,210
9.000%, 02/15/2020 (A)	905	894
8.500%, 02/15/2020	4,130	4,027
5.750%, 10/01/2017	400	246
Caesars Operating Escrow LLC
9.000%, 02/15/2020 (A)	565	558
9.000%, 02/15/2020 (A)	415	410
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	1,365	1,426
Carmike Cinemas
7.375%, 05/15/2019	950	1,043
Carrols Restaurant Group
11.250%, 05/15/2018	1,310	1,470
CDR DB Sub
7.750%, 10/15/2020 (A)	1,820	1,843
Cedar Fair
5.250%, 03/15/2021 (A)	4,300	4,300
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	650	663
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	4,555	4,396
Chrysler Group LLC
8.250%, 06/15/2021	4,190	4,640
8.000%, 06/15/2019	945	1,036
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A)	2,064	1,233
Cinemark USA
7.375%, 06/15/2021	640	710
5.125%, 12/15/2022 (A)	1,800	1,809
CityCenter Holdings LLC
7.625%, 01/15/2016	1,315	1,415
CityCenter Holdings LLC PIK
10.750%, 01/15/2017	725	801
Claire’s Stores
9.000%, 03/15/2019 (A)	1,505	1,671
8.875%, 03/15/2019	785	786
Continental Airlines 2007-1 Class C Pass-Through Trust
7.339%, 04/19/2014	881	905
Continental Rubber of America
4.500%, 09/15/2019 (A)	1,550	1,581
Dana Holding
6.750%, 02/15/2021	1,304	1,420
6.500%, 02/15/2019	2,099	2,256
Dave & Buster’s
11.000%, 06/01/2018	3,105	3,501
Dave & Buster’s Entertainment
14.028%, 02/15/2016 (A)	9,645	7,366
Delphi
6.125%, 05/15/2021	2,065	2,251
5.875%, 05/15/2019	1,909	2,042
Delta Air Lines 2011-1 Class B Pass-Through Trust
7.125%, 10/15/2014	2,000	2,045
Dex One PIK
12.000%, 01/29/2017	1,257	522
Diamond Resorts
12.000%, 08/15/2018	1,350	1,485

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DineEquity
9.500%, 10/30/2018	$3,885	$4,409
Dufry Finance SCA
5.500%, 10/15/2020 (A)	465	485
Easton-Bell Sports
9.750%, 12/01/2016	1,675	1,807
Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	5,460	5,426
Empire Today LLC
11.375%, 02/01/2017 (A)	2,071	2,250
Entravision Communications
8.750%, 08/01/2017	1,654	1,799
Expedia
5.950%, 08/15/2020	1,000	1,111
Ferrellgas
9.125%, 10/01/2017	2,500	2,688
6.500%, 05/01/2021	2,150	2,180
Fifth & Pacific
10.500%, 04/15/2019 (A)	1,925	2,156
10.500%, 04/15/2019 (A)	1,810	2,027
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)	3,500	2
Global Aviation Holdings
14.000%, 08/15/2013 (B)	2,598	883
Goodyear Tire & Rubber
8.750%, 08/15/2020	185	210
8.250%, 08/15/2020	1,775	1,921
7.000%, 05/15/2022	750	782
6.500%, 03/01/2021	1,890	1,918
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	4,200	4,683
GRD Holdings III
10.750%, 06/01/2019 (A)	3,220	3,365
Greektown Superholdings
13.000%, 07/01/2015	1,850	1,989
13.000%, 07/01/2015	3,390	3,644
GWR Operating Partnership LLP
10.875%, 04/01/2017	870	986
Gymboree
9.125%, 12/01/2018	1,005	938
Hanesbrands
8.000%, 12/15/2016	155	168
6.375%, 12/15/2020	1,282	1,388
HD Supply
11.500%, 07/15/2020 (A)	770	887
11.000%, 04/15/2020 (A)	615	741
10.500%, 01/15/2021 (A)	885	914
8.125%, 04/15/2019 (A)	1,145	1,290
7.500%, 07/15/2020 (A)	5,545	5,552
Hillman Group
10.875%, 06/01/2018	960	1,052
10.875%, 06/01/2018 (A)	2,305	2,527
Intcomex
13.250%, 12/15/2014	4,358	4,500
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,540	1,513
Isle of Capri Casinos
5.875%, 03/15/2021	365	365

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

J Crew Group
8.125%, 03/01/2019	$1,115	$1,196
Jaguar Land Rover
8.125%, 05/15/2021 (A)	1,440	1,602
Jaguar Land Rover Automotive
5.625%, 02/01/2023 (A)	380	389
Jarden
7.500%, 05/01/2017	705	798
7.500%, 01/15/2020	195	213
JC Penney
7.950%, 04/01/2017	380	357
6.375%, 10/15/2036	710	534
5.750%, 02/15/2018	120	101
Landry’s
9.375%, 05/01/2020 (A)	1,515	1,625
Lear
4.750%, 01/15/2023 (A)	864	842
Levi Strauss
6.875%, 05/01/2022	860	934
Libbey Glass
6.875%, 05/15/2020	630	676
Lions Gate Entertainment
10.250%, 11/01/2016 (A)	4,515	4,950
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,880	2,016
Logan’s Roadhouse
10.750%, 10/15/2017	4,780	4,517
M/I Homes
8.625%, 11/15/2018	2,150	2,370
Marina District Finance
9.875%, 08/15/2018	1,740	1,788
McClatchy
9.000%, 12/15/2022 (A)	2,805	2,966
MCE Finance
5.000%, 02/15/2021 (A)	675	675
MDC Partners
11.000%, 11/01/2016 (A)	4,510	4,972
11.000%, 11/01/2016 (A)	35	39
Meritage Homes
7.000%, 04/01/2022	330	365
MGM Resorts International
11.375%, 03/01/2018	2,500	3,144
8.625%, 02/01/2019	2,765	3,173
6.750%, 10/01/2020 (A)	2,000	2,095
6.625%, 12/15/2021	3,535	3,659
Michaels Stores
11.375%, 11/01/2016	323	338
11.375%, 11/01/2016 (A)	14	15
7.750%, 11/01/2018	1,570	1,713
MTR Gaming Group
11.500%, 08/01/2019	5,060	5,262
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (A)	1,375	1,499
NCL
5.000%, 02/15/2018 (A)	1,208	1,214
Netflix
5.375%, 02/01/2021 (A)	750	748
New Academy Finance LLC PIK
8.000%, 06/15/2018 (A)	1,300	1,342
New Albertsons
8.000%, 05/01/2031	4,215	3,077

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Niska Gas Storage US LLC
8.875%, 03/15/2018	$4,160	$4,368
Party City Holdings
8.875%, 08/01/2020 (A)	2,985	3,246
Petco Animal Supplies
9.250%, 12/01/2018 (A)	985	1,086
Pinnacle Entertainment
7.750%, 04/01/2022	665	698
PulteGroup
6.000%, 02/15/2035	1,500	1,433
Quebecor Media
7.750%, 03/15/2016	1,220	1,241
5.750%, 01/15/2023 (A)	755	772
Quebecor Media Escrow
0.000%, 11/15/2013 (B)	1,800	16
0.000%, 03/15/2016 (B)	2,175	19
Quiksilver
6.875%, 04/15/2015	1,630	1,630
Radio Systems
8.375%, 11/01/2019 (A)	1,550	1,647
Regal Entertainment Group
9.125%, 08/15/2018	1,215	1,364
Royal Caribbean Cruises
5.250%, 11/15/2022	1,325	1,358
RSI Home Products
6.875%, 03/01/2018 (A)	200	202
Sabre
8.500%, 05/15/2019 (A)	2,020	2,202
Sabre Holdings
8.350%, 03/15/2016	1,850	2,007
Sally Holdings LLC
6.875%, 11/15/2019	2,437	2,717
5.750%, 06/01/2022	530	560
Sealy Mattress
8.250%, 06/15/2014	4,145	4,161
Seneca Gaming
8.250%, 12/01/2018 (A)	4,840	5,124
Serta Simmons Holdings LLC
8.125%, 10/01/2020 (A)	4,090	4,172
Service International
7.625%, 10/01/2018	450	531
7.500%, 04/01/2027	785	866
7.000%, 05/15/2019	620	673
ServiceMaster
8.000%, 02/15/2020	2,700	2,862
7.450%, 08/15/2027	840	699
7.250%, 03/01/2038	3,170	2,599
7.100%, 03/01/2018	750	738
7.000%, 08/15/2020 (A)	1,185	1,206
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019	1,620	1,737
Shingle Springs Tribal Group
9.375%, 06/15/2015 (A)	3,470	3,444
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,850	3,773
Stanadyne Holdings
12.000%, 02/15/2015 (C)	1,500	1,065
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,475	1,434
Standard Pacific
10.750%, 09/15/2016	525	654

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Steinway Musical Instruments
7.000%, 03/01/2014 (A)	$1,110	$1,111
Stewart Enterprises
6.500%, 04/15/2019	575	614
Suburban Propane Partners
7.500%, 10/01/2018	1,672	1,806
7.375%, 03/15/2020	500	538
Sugarhouse HSP Gaming Prop Mezz
8.625%, 04/15/2016 (A)	1,390	1,489
Taylor Morrison Communities
7.750%, 04/15/2020 (A)	1,470	1,580
Tempur-Pedic International
6.875%, 12/15/2020 (A)	1,135	1,197
Toys R Us
10.375%, 08/15/2017	1,355	1,325
Travelport LLC
11.875%, 09/01/2016	1,535	1,182
9.875%, 09/01/2014	2,275	2,184
TRW Automotive
4.500%, 03/01/2021 (A)	1,800	1,823
UAL 1995 Pass-Through Trust A, Ser 95A1
0.000%, 04/19/2012 (B)(F)	418	109
UAL 2009-1 Pass-Through Trust
10.400%, 11/01/2016	1,030	1,190
UCI International
8.625%, 02/15/2019	1,185	1,212
Univision Communications
8.500%, 05/15/2021 (A)	4,365	4,763
7.875%, 11/01/2020 (A)	2,750	3,042
Vail Resorts
6.500%, 05/01/2019	1,340	1,437
Viking Cruises
8.500%, 10/15/2022 (A)	180	198
Visteon
6.750%, 04/15/2019	1,039	1,107
William Lyon Homes
8.500%, 11/15/2020 (A)	3,135	3,370
WMG Acquisition
11.500%, 10/01/2018	3,370	3,913
6.000%, 01/15/2021 (A)	1,375	1,423
Wok Acquisition
10.250%, 06/30/2020 (A)	3,740	3,988
Wolverine World Wide
6.125%, 10/15/2020 (A)	115	121
Wynn Las Vegas LLC
7.750%, 08/15/2020	3,050	3,408
Yankee Candle, Ser B
9.750%, 02/15/2017	1,250	1,297

		358,912

Consumer Staples — 11.5%
Accellent
10.000%, 11/01/2017	1,090	959
8.375%, 02/01/2017	2,640	2,798
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	745	790
American Achievement
10.875%, 04/15/2016 (A)	3,055	2,834
American Renal Associates Holdings PIK
9.750%, 03/01/2016	2,496	2,624

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Renal Holdings
8.375%, 05/15/2018	$2,300	$2,421
Apria Healthcare Group
12.375%, 11/01/2014	3,825	3,811
11.250%, 11/01/2014	850	878
ARAMARK
5.750%, 03/15/2020 (A)	4,175	4,258
Armored Autogroup
9.250%, 11/01/2018	2,700	2,420
Ashtead Capital
6.500%, 07/15/2022 (A)	1,795	1,934
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,125	4,074
Avis Budget Car Rental LLC
4.875%, 11/15/2017 (A)	390	393
Beverages & More
9.625%, 10/01/2014 (A)	3,900	4,017
BI-LO LLC
9.250%, 02/15/2019 (A)	340	364
Biomet
6.500%, 10/01/2020 (A)	1,500	1,545
Brickman Group Holdings
9.125%, 11/01/2018 (A)	80	86
Bumble Bee Acquisition
9.000%, 12/15/2017 (A)	1,691	1,847
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	3,750	3,797
CDRT Holding PIK
9.250%, 10/01/2017 (A)	730	751
Central Garden and Pet
8.250%, 03/01/2018	6,100	6,298
Ceridian
11.250%, 11/15/2015	690	706
8.875%, 07/15/2019 (A)	3,075	3,467
Chiquita Brands International
7.875%, 02/01/2021 (A)	315	321
CHS
8.000%, 11/15/2019	2,055	2,268
7.125%, 07/15/2020	2,900	3,125
5.125%, 08/15/2018	1,045	1,099
Dean Foods
7.000%, 06/01/2016	700	774
Del Monte
7.625%, 02/15/2019	6,205	6,438
DJO Finance LLC
9.875%, 04/15/2018	4,770	5,092
8.750%, 03/15/2018	1,060	1,170
7.750%, 04/15/2018	3,530	3,512
DynCorp International
10.375%, 07/01/2017	2,065	2,047
Elizabeth Arden
7.375%, 03/15/2021	240	266
Emergency Medical Services
8.125%, 06/01/2019	5,496	5,998
Fleming
10.125%, 04/01/2008 (B)	974	—
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	2,960	3,204
Grifols
8.250%, 02/01/2018	140	154

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harbinger Group
7.875%, 07/15/2019 (A)	$2,700	$2,801
HCA
8.500%, 04/15/2019	1,640	1,816
8.000%, 10/01/2018	500	585
7.500%, 02/15/2022	5,035	5,790
6.500%, 02/15/2020	2,425	2,716
5.875%, 03/15/2022	2,050	2,209
HCA Holdings
7.750%, 05/15/2021	3,920	4,322
HDTFS
5.875%, 10/15/2020 (A)	445	463
Hertz
7.500%, 10/15/2018	1,580	1,726
Immucor
11.125%, 08/15/2019	6,765	7,712
INC Research LLC
11.500%, 07/15/2019 (A)	4,085	4,361
Interactive Data
10.250%, 08/01/2018	915	1,037
10.250%, 08/01/2018	115	130
Jaguar Holding II
9.500%, 12/01/2019 (A)	2,550	2,926
JBS USA LLC
8.250%, 02/01/2020 (A)	1,520	1,638
Kinetic Concepts
12.500%, 11/01/2019 (A)	1,160	1,137
10.500%, 11/01/2018 (A)	3,405	3,669
Knowledge Universe Education LLC
7.750%, 02/01/2015 (A)	775	750
Land O’ Lakes
6.000%, 11/15/2022 (A)	340	361
Lantheus Medical Imaging
9.750%, 05/15/2017	1,345	1,305
Laureate Education
9.250%, 09/01/2019 (A)	1,900	2,066
Logo Merger Sub
8.375%, 10/15/2020 (A)	450	467
Mead Products LLC
6.750%, 04/30/2020 (A)	355	376
Michael Foods Group
9.750%, 07/15/2018	1,160	1,290
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	1,165	1,197
Monitronics International
9.125%, 04/01/2020	4,115	4,321
MultiPlan
9.875%, 09/01/2018 (A)	1,265	1,404
NBTY
9.000%, 10/01/2018	1,825	2,042
OnCure Holdings
11.750%, 05/15/2017	1,000	430
Pantry
8.375%, 08/01/2020 (A)	1,440	1,546
Physio-Control International
9.875%, 01/15/2019 (A)	400	451
Physiotherapy Associates Holdings
11.875%, 05/01/2019 (A)	1,010	970
Pilgrim’s Pride
7.875%, 12/15/2018	1,030	1,100

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pinnacle Foods Finance LLC
8.250%, 09/01/2017	$1,250	$1,337
Post Holdings
7.375%, 02/15/2022	1,270	1,372
Radiation Therapy Services
9.875%, 04/15/2017	1,125	703
8.875%, 01/15/2017	665	655
Radnet Management
10.375%, 04/01/2018	720	743
Reynolds Group Issuer
9.875%, 08/15/2019 (A)	5,630	6,165
9.000%, 04/15/2019	5,755	6,100
7.875%, 08/15/2019 (A)	230	254
6.875%, 02/15/2021	1,000	1,067
5.750%, 10/15/2020	3,250	3,356
Rite Aid
9.250%, 03/15/2020	6,660	7,459
8.000%, 08/15/2020	7,150	8,115
7.700%, 02/15/2027	2,635	2,536
7.500%, 03/01/2017	590	608
Rural
10.125%, 07/15/2019 (A)	2,900	2,885
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (A)	3,450	3,739
6.535%, 10/01/2020 (A)	1,450	1,588
Sky Growth Acquisition
7.375%, 10/15/2020 (A)	2,265	2,336
Smithfield Foods
6.625%, 08/15/2022	670	729
Spectrum Brands
9.500%, 06/15/2018	1,405	1,593
6.750%, 03/15/2020 (A)	440	474
Spectrum Brands Escrow
6.625%, 11/15/2022 (A)	1,565	1,686
6.375%, 11/15/2020 (A)	885	941
STHI Holding
8.000%, 03/15/2018 (A)	1,275	1,393
SUPERVALU
8.000%, 05/01/2016	6,800	6,808
Symbion PIK
11.000%, 08/23/2015	1,292	1,292
TransUnion Holding
9.625%, 06/15/2018	425	453
TransUnion Holding PIK
8.125%, 06/15/2018 (A)	2,349	2,461
U.S. Oncology (Escrow Security)
0.000%, 08/15/2017	2,130	48
United Rentals North America
9.250%, 12/15/2019	1,055	1,203
8.375%, 09/15/2020	575	633
8.250%, 02/01/2021	5,135	5,822
7.625%, 04/15/2022	590	653
7.375%, 05/15/2020	170	186
6.125%, 06/15/2023	290	305
5.750%, 07/15/2018	240	258
United Surgical Partners International
9.000%, 04/01/2020	1,570	1,766
US Foods
8.500%, 06/30/2019 (A)	4,510	4,724

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	$1,370	$1,512
7.000%, 10/01/2020 (A)	1,300	1,419
6.875%, 12/01/2018 (A)	150	163
6.750%, 10/01/2017 (A)	675	732
6.750%, 08/15/2021 (A)	970	1,049
Vanguard Health Holding II LLC
7.750%, 02/01/2019 (A)	2,300	2,464
Vector Group
7.750%, 02/15/2021 (A)	625	644
VPI Escrow
6.375%, 10/15/2020 (A)	885	952

		247,035

Energy — 9.2%
Access Midstream Partners
6.125%, 07/15/2022	555	595
5.875%, 04/15/2021	2,030	2,157
4.875%, 05/15/2023	1,885	1,866
American Petroleum Tankers Parent LLC
10.250%, 05/01/2015	1,173	1,216
Antero Resources Finance
6.000%, 12/01/2020 (A)	1,575	1,634
Arch Coal
8.750%, 08/01/2016	245	250
7.250%, 06/15/2021	955	817
7.000%, 06/15/2019	510	440
Atlas Pipeline Partners
6.625%, 10/01/2020 (A)	1,375	1,437
6.625%, 10/01/2020 (A)	595	622
5.875%, 08/01/2023 (A)	3,065	3,050
Atwood Oceanics
6.500%, 02/01/2020	438	476
Berry Petroleum
6.375%, 09/15/2022	430	454
Bill Barrett
7.625%, 10/01/2019	2,000	2,110
7.000%, 10/15/2022	450	465
Bluewater Holding BV
3.303%, 07/17/2014 (A)(D)	1,400	1,326
BreitBurn Energy Partners
8.625%, 10/15/2020	640	704
7.875%, 04/15/2022 (A)	3,435	3,650
7.875%, 04/15/2022	850	903
Calumet Specialty Products Partners
9.375%, 05/01/2019	2,925	3,232
Carrizo Oil & Gas
7.500%, 09/15/2020	400	420
Chaparral Energy
8.250%, 09/01/2021	1,595	1,794
7.625%, 11/15/2022 (A)	730	785
Chesapeake Energy
6.875%, 08/15/2018	675	715
6.625%, 08/15/2020	2,630	2,880
6.125%, 02/15/2021	270	286
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (A)	425	439

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comstock Resources
7.750%, 04/01/2019	$2,200	$2,255
Consol Energy
8.250%, 04/01/2020	680	750
8.000%, 04/01/2017	815	886
Copano Energy LLC
7.750%, 06/01/2018	875	922
7.125%, 04/01/2021	520	595
Crestwood Midstream Partners
7.750%, 04/01/2019	3,500	3,649
7.750%, 04/01/2019 (A)	300	313
Crosstex Energy
8.875%, 02/15/2018	2,625	2,828
7.125%, 06/01/2022 (A)	725	765
Denbury Resources
8.250%, 02/15/2020	909	1,020
Dresser-Rand Group
6.500%, 05/01/2021	600	636
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,500	1,519
Eagle Rock Energy Partners
8.375%, 06/01/2019	1,550	1,604
8.375%, 06/01/2019 (A)	5,710	5,910
El Paso LLC
7.250%, 06/01/2018	740	847
7.000%, 06/15/2017	270	307
EP Energy LLC
9.375%, 05/01/2020	1,725	1,966
7.750%, 09/01/2022	720	779
6.875%, 05/01/2019	3,140	3,423
EV Energy Partners
8.000%, 04/15/2019	1,465	1,535
Exterran Holdings
7.250%, 12/01/2018	4,650	4,941
Foresight Energy LLC
9.625%, 08/15/2017 (A)	2,060	2,214
Forest Oil
7.500%, 09/15/2020 (A)	6,155	6,601
7.250%, 06/15/2019	1,105	1,113
FTS International Services LLC
7.125%, 11/15/2018 (A)	727	752
Genesis Energy
5.750%, 02/15/2021 (A)	1,780	1,842
Halcon Resources
8.875%, 05/15/2021 (A)	7,545	8,111
Hercules Offshore
10.500%, 10/15/2017 (A)	2,055	2,230
Hiland Partners
7.250%, 10/01/2020 (A)	925	999
Hilcorp Energy I
8.000%, 02/15/2020 (A)	1,280	1,405
7.625%, 04/15/2021 (A)	125	138
Holly Energy Partners
6.500%, 03/01/2020 (A)	450	481
James River Coal
7.875%, 04/01/2019	925	465
Kodiak Oil & Gas
8.125%, 12/01/2019	2,630	2,959
5.500%, 01/15/2021 (A)	555	574
Laredo Petroleum
9.500%, 02/15/2019	4,475	5,057
7.375%, 05/01/2022	980	1,063

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Legacy Reserves
8.000%, 12/01/2020 (A)	$2,250	$2,317
Linn Energy LLC
8.625%, 04/15/2020	1,230	1,361
7.750%, 02/01/2021	760	821
6.500%, 05/15/2019	1,130	1,170
6.250%, 11/01/2019 (A)	2,055	2,096
Magnum Hunter Resources
9.750%, 05/15/2020 (A)	2,860	3,003
9.750%, 05/15/2020 (A)	530	556
MarkWest Energy Partners
5.500%, 02/15/2023	805	845
4.500%, 07/15/2023	1,270	1,241
MEG Energy
6.500%, 03/15/2021 (A)	326	344
6.375%, 01/30/2023 (A)	3,035	3,141
Midstates Petroleum
10.750%, 10/01/2020 (A)	5,002	5,490
Milagro Oil & Gas
10.500%, 05/15/2016	1,950	1,453
Millennium Offshore Services Superholdings LLC
9.500%, 02/15/2018 (A)	1,040	1,050
Murray Energy
10.250%, 10/15/2015 (A)	1,315	1,322
Newfield Exploration
6.875%, 02/01/2020	675	724
Oasis Petroleum
7.250%, 02/01/2019	1,130	1,220
Ocean Rig UDW
9.500%, 04/27/2016 (A)	6,100	6,405
Offshore Group Investment
11.500%, 08/01/2015	671	731
PDC Energy
7.750%, 10/15/2022 (A)	2,170	2,295
Peabody Energy
6.250%, 11/15/2021	390	406
6.000%, 11/15/2018	860	914
Penn Virginia
10.375%, 06/15/2016	400	424
7.250%, 04/15/2019	1,000	982
Penn Virginia Resource Partners
8.375%, 06/01/2020 (A)	2,595	2,738
8.250%, 04/15/2018	1,265	1,331
Pioneer Energy Services
9.875%, 03/15/2018	1,850	2,021
Plains Exploration & Production
6.875%, 02/15/2023	905	1,043
6.500%, 11/15/2020	2,315	2,587
QR Energy
9.250%, 08/01/2020 (A)	725	769
Range Resources
8.000%, 05/15/2019	4,575	5,033
5.000%, 08/15/2022	2,525	2,582
Regency Energy Partners
5.500%, 04/15/2023	720	760
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (A)	2,030	1,989
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 (A)	1,360	1,404
Samson Investment
9.750%, 02/15/2020 (A)	1,530	1,628

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SandRidge Energy
8.750%, 01/15/2020	$70	$75
8.125%, 10/15/2022	3,940	4,240
8.000%, 06/01/2018 (A)	370	391
7.500%, 03/15/2021	3,385	3,537
7.500%, 02/15/2023	2,240	2,346
SESI LLC
7.125%, 12/15/2021	4,000	4,430
Targa Resources Partners
7.875%, 10/15/2018	2,445	2,677
6.375%, 08/01/2022	1,750	1,908
Tesoro Logistics
5.875%, 10/01/2020 (A)	725	756
Thermon Industries
9.500%, 05/01/2017	1,038	1,152
Trinidad Drilling
7.875%, 01/15/2019 (A)	880	944
Vanguard Natural Resources LLC
7.875%, 04/01/2020	1,085	1,139
WPX Energy
6.000%, 01/15/2022	880	924

		196,892

Financials — 8.0%
Ally Financial
8.000%, 11/01/2031	1,900	2,387
7.500%, 09/15/2020	850	1,028
6.250%, 12/01/2017	3,675	4,104
5.500%, 02/15/2017	1,430	1,550
4.625%, 06/26/2015	860	904
Alphabet Holding PIK
7.750%, 11/01/2017 (A)	4,135	4,295
American International Group
8.175%, 05/15/2058 (D)	1,995	2,636
6.250%, 03/15/2037	2,760	3,001
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,035	3,050
Aventine (Escrow Security) PIK
0.000%, 10/15/2049 1 (B)(E)(F)(G)	2,600	1
Bank of America
8.000%, 12/29/2049 (D)	1,885	2,129
Barclays Bank
7.625%, 11/21/2022	1,510	1,506
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (A)	2,750	2,881
Cemex Finance LLC
9.500%, 12/14/2016 (A)	1,908	2,070
CIT Group
6.625%, 04/01/2018 (A)	300	341
5.500%, 02/15/2019 (A)	1,920	2,088
5.250%, 03/15/2018	1,520	1,634
5.000%, 05/15/2017	720	766
4.250%, 08/15/2017	1,800	1,863
City National Bank
9.000%, 08/12/2019	4,062	4,977
CKE Holdings PIK
10.500%, 03/14/2016 (A)	2,905	3,075
CNH Capital LLC
6.250%, 11/01/2016	610	674
3.875%, 11/01/2015	350	360
Credit Acceptance
9.125%, 02/01/2017	4,000	4,360

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

E*TRADE Financial
6.375%, 11/15/2019	$1,575	$1,642
Entertainment Properties Trust ‡
5.750%, 08/15/2022	865	926
Global Investments Group Finance (A)
11.000%, 09/24/2017	3,000	2,955
HBOS Capital Funding No. 2
6.071%, 06/30/2049 (A)(D)	6,710	5,838
Hub International
8.125%, 10/15/2018 (A)	5,925	6,177
Icahn Enterprises
8.000%, 01/15/2018	2,800	3,000
7.750%, 01/15/2016	4,500	4,686
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A)(D)	1,900	1,767
ING Groep
5.775%, 12/29/2049 (D)	3,250	3,071
Ironshore Holdings US
8.500%, 05/15/2020 (A)	5,000	5,721
Jefferies Group
8.500%, 07/15/2019	820	1,022
Kennedy-Wilson
8.750%, 04/01/2019	3,500	3,741
8.750%, 04/01/2019 (A)	430	460
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,200	1,183
Liberty Mutual Group
7.000%, 03/15/2037 (A)(D)	1,565	1,596
Lloyds Banking Group
6.267%, 11/14/2016 (A)(D)	1,435	1,083
5.920%, 09/29/2049 (A)(D)	955	716
Marlin Water Trust II
6.310%, 07/15/2003 (A)(B)	4,000	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,575	1,569
Millennium Escrow
7.625%, 11/15/2026 (B)	200	—
MPT Operating Partnership ‡
6.875%, 05/01/2021	4,095	4,417
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,543
Nationstar Mortgage LLC
9.625%, 05/01/2019 (A)	915	1,039
7.875%, 10/01/2020 (A)	3,725	4,070
6.500%, 07/01/2021 (A)	2,400	2,460
Norcraft
10.500%, 12/15/2015	975	1,026
Nuveen Investments
9.500%, 10/15/2020 (A)	7,285	7,394
9.125%, 10/15/2017 (A)	3,935	3,955
Ohio Casualty
7.300%, 06/15/2014	1,050	1,121
Omega Healthcare Investors ‡
7.500%, 02/15/2020	3,505	3,856

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Onex USI Acquisition
7.750%, 01/15/2021 (A)	$4,105	$4,059
Ono Finance II
10.875%, 07/15/2019 (A)	780	811
Oxford Finance LLC
7.250%, 01/15/2018 (A)	1,150	1,179
PHH
9.250%, 03/01/2016 (A)	725	846
7.375%, 09/01/2019	775	872
PNC Preferred Funding Trust II
1.531%, 03/29/2049 (A)(D)	6,540	5,445
RBS Capital Trust I
4.709%, 12/29/2049 (D)	2,280	1,756
RBS Capital Trust III
5.512%, 09/30/2049 (D)	420	330
Realogy
7.875%, 02/15/2019 (A)	950	1,033
7.625%, 01/15/2020 (A)	520	586
Regions Financing Trust II
6.625%, 05/15/2047 (D)	1,125	1,125
Rivers Pittsburgh Borrower
9.500%, 06/15/2019 (A)	725	789
Sabra Health Care ‡
8.125%, 11/01/2018	4,540	4,903
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (A)	2,606	2,613
4.223%, 02/01/2014 (A)(D)	275	272
Spencer Spirit Holdings
11.000%, 05/01/2017 (A)	2,660	2,893
Synovus Financial
7.875%, 02/15/2019	1,865	2,117
The Geo Group ‡
7.750%, 10/15/2017	1,355	1,453
6.625%, 02/15/2021	75	82
USB Realty
1.451%, 12/29/2049 (A)(D)	6,400	5,552
XL Capital
6.500%, 12/31/2049 (D)	2,615	2,550

		170,980

Health Care — 2.5%
Acadia Healthcare
12.875%, 11/01/2018	2,600	3,276
Alere
9.000%, 05/15/2016	4,340	4,557
7.250%, 07/01/2018 (A)	790	828
Amsurg
5.625%, 11/30/2020 (A)	3,075	3,229
Biomet
6.500%, 08/01/2020 (A)	5,811	6,145
BioScrip
10.250%, 10/01/2015	3,685	3,902
DaVita
6.625%, 11/01/2020	1,435	1,564
6.375%, 11/01/2018	255	272
5.750%, 08/15/2022	125	130
Endo Health Solutions
7.000%, 07/15/2019	1,000	1,085
HCA Holdings
6.250%, 02/15/2021	665	702

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Management Associates
7.375%, 01/15/2020 (A)	$3,355	$3,665
6.125%, 04/15/2016	515	567
HealthSouth
8.125%, 02/15/2020	3,590	3,940
7.750%, 09/15/2022	801	875
7.250%, 10/01/2018	233	252
5.750%, 11/01/2024	265	266
Hologic
6.250%, 08/01/2020 (A)	3,525	3,719
inVentiv Health
11.000%, 08/15/2018 (A)	450	390
10.000%, 08/15/2018 (A)	610	529
Kindred Healthcare
8.250%, 06/01/2019	5,685	5,649
Surgical Care Affiliates PIK
8.875%, 07/15/2015 (A)	1,636	1,668
Tenet Healthcare
8.000%, 08/01/2020	2,685	2,933
4.750%, 06/01/2020 (A)	1,430	1,443
Universal Health Services
7.000%, 10/01/2018	2,500	2,744

		54,330

Industrials — 8.7%
313 Group
6.375%, 12/01/2019 (A)	645	629
ACL I PIK
10.625%, 02/15/2016	2,279	2,387
Actuant
5.625%, 06/15/2022	4,000	4,150
ADS Waste Holdings
8.250%, 10/01/2020 (A)	2,485	2,671
Air Canada
9.250%, 08/01/2015 (A)	3,965	4,213
Air Medical Group Holdings
9.250%, 11/01/2018 (A)	4,445	4,917
Aircastle
9.750%, 08/01/2018	865	986
7.625%, 04/15/2020	415	476
6.750%, 04/15/2017	270	298
Alion Science & Technology
10.250%, 02/01/2015	1,405	759
Alion Science & Technology PIK
12.000%, 11/01/2014	2,133	2,165
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	1,034	1,076
Amsted Industries
8.125%, 03/15/2018 (A)	870	935
Anixter
5.625%, 05/01/2019	395	419
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,485	1,611
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	2,090	2,289
7.375%, 10/15/2017 (A)	200	218
7.375%, 10/15/2017 (A)	500	545
7.000%, 11/15/2020 (A)	3,160	3,168
Associated Materials LLC
9.125%, 11/01/2017	665	694
Atkore International
9.875%, 01/01/2018	2,315	2,552

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AWAS Aviation Capital
7.000%, 10/17/2016 (A)	$962	$1,010
BC Mountain LLC
7.000%, 02/01/2021 (A)	1,090	1,123
Belden
5.500%, 09/01/2022 (A)	825	846
Berry Plastics
10.250%, 03/01/2016	825	840
9.750%, 01/15/2021	785	907
Boart Longyear Management
7.000%, 04/01/2021 (A)	3,600	3,735
BOE Merger
9.500%, 11/01/2017 (A)	968	1,026
Bombardier
7.750%, 03/15/2020 (A)	280	318
6.125%, 01/15/2023 (A)	960	984
5.750%, 03/15/2022 (A)	1,450	1,472
Builders FirstSource
13.000%, 02/15/2016 (A)(D)	410	411
Building Materials Corp of America
6.875%, 08/15/2018 (A)	2,360	2,525
6.750%, 05/01/2021 (A)	700	752
BWAY Holding
10.000%, 06/15/2018	985	1,106
Case New Holland
7.875%, 12/01/2017	605	710
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	1,793	1,990
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (A)	3,670	3,794
CEVA Group
11.625%, 10/01/2016 (A)	3,155	3,313
11.500%, 04/01/2018 (A)	2,500	2,300
8.375%, 12/01/2017 (A)	3,995	4,135
Clean Harbors
5.250%, 08/01/2020	4,515	4,650
Coleman Cable
9.000%, 02/15/2018	2,225	2,422
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,564
Crown Americas LLC
4.500%, 01/15/2023 (A)	145	142
DigitalGlobe
5.250%, 02/01/2021 (A)	2,005	1,990
Esterline Technologies
7.000%, 08/01/2020	1,755	1,930
FGI Operating LLC
7.875%, 05/01/2020 (A)	880	909
Florida East Coast Railway
8.125%, 02/01/2017	750	807
GenCorp
7.125%, 03/15/2021 (A)	1,455	1,513
General Cable
5.750%, 10/01/2022 (A)	485	497
Gibraltar Industries
6.250%, 02/01/2021 (A)	874	923
Graphic Packaging International
7.875%, 10/01/2018	1,620	1,782

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Lakes Dredge & Dock
7.375%, 02/01/2019	$1,215	$1,309
Griffon
7.125%, 04/01/2018	750	812
H&E Equipment Services
7.000%, 09/01/2022 (A)	2,175	2,382
Huntington Ingalls Industries
7.125%, 03/15/2021	600	654
6.875%, 03/15/2018	600	654
Interline Brands
7.500%, 11/15/2018	1,486	1,609
Interline Brands PIK
10.000%, 11/15/2018 (A)	310	341
International Lease Finance
8.750%, 03/15/2017	3,280	3,866
8.625%, 09/15/2015	330	375
6.250%, 05/15/2019	405	444
5.875%, 04/01/2019	2,860	3,073
5.750%, 05/15/2016	170	183
Iron Mountain
7.750%, 10/01/2019	2,625	2,914
5.750%, 08/15/2024	800	798
Kansas City Southern de Mexico
8.000%, 02/01/2018	910	996
6.125%, 06/15/2021	460	516
Kratos Defense & Security Solutions
10.000%, 06/01/2017	1,525	1,683
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	3,900	3,812
Manitowoc
8.500%, 11/01/2020	1,180	1,332
Marquette Transportation
10.875%, 01/15/2017	1,650	1,755
Masonite International
8.250%, 04/15/2021 (A)	2,030	2,258
Meritor
8.125%, 09/15/2015	675	713
Midwest Vanadium
11.500%, 02/15/2018 (A)	1,350	878
Mobile Mini
7.875%, 12/01/2020	1,190	1,324
Mueller Water Products
8.750%, 09/01/2020	504	571
7.375%, 06/01/2017	1,455	1,499
Nortek
8.500%, 04/15/2021 (A)	1,950	2,145
8.500%, 04/15/2021	1,510	1,665
NXP BV
9.750%, 08/01/2018 (A)	367	419
5.750%, 02/15/2021 (A)	2,800	2,863
Old AII
10.000%, 12/15/2016 (B)	1,675	—
Old AII PIK
9.000%, 12/15/2014 (B)	950	—
Oshkosh
8.500%, 03/01/2020	1,765	1,981
8.250%, 03/01/2017	805	879
Packaging Dynamics
8.750%, 02/01/2016 (A)	2,724	2,853
Ply Gem Industries
8.250%, 02/15/2018	555	601

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Polymer Group
7.750%, 02/01/2019	$1,565	$1,694
Polypore International
7.500%, 11/15/2017	980	1,054
Quality Distribution LLC
9.875%, 11/01/2018	4,770	5,223
RBS Global
8.500%, 05/01/2018	1,205	1,319
Silver II Borrower
7.750%, 12/15/2020 (A)	1,830	1,903
Swift Services Holdings
10.000%, 11/15/2018	1,490	1,706
syncreon Global Ireland
9.500%, 05/01/2018 (A)	2,467	2,615
Syniverse Holdings
9.125%, 01/15/2019	345	376
Tekni-Plex
9.750%, 06/01/2019 (A)	725	801
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	1,034
Terex
6.500%, 04/01/2020	1,105	1,169
6.000%, 05/15/2021	2,485	2,578
Tervita
8.000%, 11/15/2018 (A)	680	700
Thermadyne Holdings
9.000%, 12/15/2017	3,803	4,126
Titan International
7.875%, 10/01/2017	4,335	4,649
TRAC Intermodal LLC
11.000%, 08/15/2019 (A)	1,910	2,044
TransDigm
5.500%, 10/15/2020 (A)	2,100	2,184
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (A)	3,115	3,103
Triumph Group
4.875%, 04/01/2021 (A)	410	412
USG
8.375%, 10/15/2018 (A)	1,535	1,700
6.300%, 11/15/2016	1,975	2,079
Viasystems
7.875%, 05/01/2019 (A)	3,825	3,988

		186,198

Information Technology — 4.1%
Amkor Technology
7.375%, 05/01/2018	735	768
Aspect Software
10.625%, 05/15/2017	3,480	3,410
Audatex North America
6.750%, 06/15/2018 (A)	1,205	1,286
Brocade Communications Systems
4.625%, 01/15/2023 (A)	1,000	975
CDW LLC
12.535%, 10/12/2017	697	748
8.500%, 04/01/2019	3,050	3,363
8.000%, 12/15/2018	2,865	3,173
Epicor Software
8.625%, 05/01/2019	2,860	3,082
Equinix
5.375%, 04/01/2023	1,900	1,900
4.875%, 04/01/2020	3,385	3,385

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data
12.625%, 01/15/2021	$2,507	$2,673
11.250%, 03/31/2016	1,590	1,572
11.250%, 01/15/2021 (A)	1,100	1,122
8.875%, 08/15/2020 (A)	1,200	1,326
8.250%, 01/15/2021 (A)	1,495	1,529
7.375%, 06/15/2019 (A)	875	920
6.750%, 11/01/2020 (A)	1,050	1,078
First Data PIK
8.750%, 01/15/2022 (A)	7,312	7,586
Freescale Semiconductor
9.250%, 04/15/2018 (A)	2,905	3,195
IAC
4.750%, 12/15/2022 (A)	1,555	1,520
iGATE
9.000%, 05/01/2016	4,759	5,181
IMS Health
6.000%, 11/01/2020 (A)	1,745	1,815
Infor US
11.500%, 07/15/2018 (A)	610	714
9.375%, 04/01/2019	5,560	6,241
j2 Global
8.000%, 08/01/2020	2,115	2,242
MagnaChip Semiconductor
10.500%, 04/15/2018	2,955	3,310
ManTech International
7.250%, 04/15/2018	895	951
MEMC Electronic Materials
7.750%, 04/01/2019	765	709
NCR
5.000%, 07/15/2022 (A)	1,900	1,890
NeuStar
4.500%, 01/15/2023 (A)	1,450	1,392
Nuance Communications
5.375%, 08/15/2020 (A)	4,325	4,379
Sensata Technologies
6.500%, 05/15/2019 (A)	5,248	5,628
SSI Investments II
11.125%, 06/01/2018	1,020	1,144
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,637	2,723
Stream Global Services
11.250%, 10/01/2014	1,745	1,817
SunGard Data Systems
7.625%, 11/15/2020	40	43
7.375%, 11/15/2018	975	1,047
6.625%, 11/01/2019 (A)	1,115	1,146
WEX
4.750%, 02/01/2023 (A)	1,000	967

		87,950

Materials — 5.4%
AK Steel
7.625%, 05/15/2020	795	708
AM Castle
12.750%, 12/15/2016	730	861
APERAM
7.750%, 04/01/2018 (A)	4,050	3,999
ArcelorMittal
6.125%, 06/01/2018	3,095	3,337
Ashland
4.750%, 08/15/2022 (A)	1,640	1,669
3.875%, 04/15/2018 (A)	2,390	2,426

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ball
5.000%, 03/15/2022	$1,550	$1,616
Chemtura
7.875%, 09/01/2018	2,165	2,338
Clearwater Paper
7.125%, 11/01/2018	175	189
Edgen Murray
8.750%, 11/01/2020 (A)	2,155	2,209
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,404
Essar Steel Algoma
9.375%, 03/15/2015 (A)	825	794
FMG Resources
8.250%, 11/01/2019 (A)	940	1,039
6.875%, 02/01/2018 (A)	2,650	2,802
FMG Resources August 2006 Pty
6.875%, 04/01/2022 (A)	1,540	1,648
Headwaters
7.625%, 04/01/2019	1,435	1,535
Hexion US Finance
9.000%, 11/15/2020	1,860	1,683
8.875%, 02/01/2018	2,265	2,276
6.625%, 04/15/2020 (A)	765	754
6.625%, 04/15/2020	540	532
Horsehead Holding
10.500%, 06/01/2017 (A)	950	1,014
Huntsman International LLC
8.625%, 03/15/2020	535	597
8.625%, 03/15/2021	670	757
4.875%, 11/15/2020	370	366
4.875%, 11/15/2020	125	123
IAMGOLD
6.750%, 10/01/2020 (A)	6,295	6,090
Ineos Finance
8.375%, 02/15/2019 (A)	1,620	1,774
7.500%, 05/01/2020 (A)	735	792
Ineos Group Holdings
8.500%, 02/15/2016 (A)	3,575	3,633
Inmet Mining
8.750%, 06/01/2020 (A)	1,425	1,550
7.500%, 06/01/2021 (A)	905	964
JMC Steel Group
8.250%, 03/15/2018 (A)	1,425	1,514
KGHM International
7.750%, 06/15/2019 (A)	1,100	1,171
Longview Fibre Paper & Packaging
8.000%, 06/01/2016 (A)	1,420	1,491
MacDermid
9.500%, 04/15/2017 (A)	1,820	1,891
Mirabela Nickel
8.750%, 04/15/2018 (A)	1,105	1,050
Momentive PIK
1.698%, 06/04/2017 2 (E)(F)	2,849	2,188
Neenah Foundry PIK
15.000%, 07/29/2015	129	118
New
7.000%, 04/15/2020 (A)	800	864
6.250%, 11/15/2022 (A)	2,540	2,673
Nexeo Solutions LLC
8.375%, 03/01/2018	874	854

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Noranda Aluminum Acquisition PIK
4.524%, 05/15/2015 (D)	$1,262	$1,205
Novelis
8.750%, 12/15/2020	265	297
8.375%, 12/15/2017	3,510	3,835
Orion Engineered Carbons Bondco GmbH
9.625%, 06/15/2018 (A)	1,928	2,121
Perstorp Holding
8.750%, 05/15/2017 (A)	2,515	2,641
PolyOne
7.375%, 09/15/2020	775	858
Rain CII Carbon LLC
8.250%, 01/15/2021 (A)	825	866
8.000%, 12/01/2018 (A)	390	408
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	2,314	1,793
Rockwood Specialties Group
4.625%, 10/15/2020	1,900	1,967
Ryerson
11.250%, 10/15/2018 (A)	1,830	1,876
9.000%, 10/15/2017 (A)	1,215	1,330
Sappi Papier Holding GmbH
8.375%, 06/15/2019 (A)	1,470	1,646
7.750%, 07/15/2017 (A)	400	442
Scotts Miracle-Gro
7.250%, 01/15/2018	385	410
6.625%, 12/15/2020	375	409
Sealed Air
8.375%, 09/15/2021 (A)	2,605	2,970
8.125%, 09/15/2019 (A)	1,385	1,555
6.500%, 12/01/2020 (A)	370	402
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,435
Standard Steel LLC
12.000%, 05/01/2015 (A)	3,470	3,765
Steel Dynamics
6.375%, 08/15/2022 (A)	745	797
6.125%, 08/15/2019 (A)	740	792
Taminco Global Chemical
9.750%, 03/31/2020 (A)	3,220	3,558
TPC Group
8.750%, 12/15/2020 (A)	5,610	5,680
US Coatings Acquisition
7.375%, 05/01/2021 (A)	1,530	1,584
Verso Paper Holdings LLC
8.750%, 02/01/2019	2,113	856
Vertellus Specialties
9.375%, 10/01/2015 (A)	825	740
Vulcan Materials
7.500%, 06/15/2021	305	357
Walter Energy
9.875%, 12/15/2020 (A)	4,065	4,421

		116,309

Telecommunication Services — 9.3%
Affinion Group
11.500%, 10/15/2015	1,013	795
Alcatel-Lucent USA
6.500%, 01/15/2028	1,320	1,016

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avaya
9.750%, 11/01/2015	$1,105	$1,087
7.000%, 04/01/2019 (A)	1,510	1,442
Avaya PIK
10.125%, 11/01/2015	3,716	3,655
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	1,105	818
Block Communications
7.250%, 02/01/2020 (A)	745	808
CCO Holdings LLC
8.125%, 04/30/2020	751	836
7.875%, 04/30/2018	560	598
7.375%, 06/01/2020	1,335	1,477
7.000%, 01/15/2019	2,000	2,155
5.250%, 03/15/2021	400	400
5.250%, 09/30/2022	1,440	1,417
5.125%, 02/15/2023	1,000	975
Cengage Learning Acquisitions
11.500%, 04/15/2020 (A)	375	296
CenturyLink
5.800%, 03/15/2022	1,920	1,953
Cincinnati Bell
8.750%, 03/15/2018	3,050	3,119
Clear Channel Communications
9.000%, 12/15/2019 (A)	581	522
9.000%, 03/01/2021	3,500	3,167
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	2,135	2,210
7.625%, 03/15/2020	255	261
6.500%, 11/15/2022 (A)	4,960	5,220
6.500%, 11/15/2022 (A)	1,015	1,061
Clearwire Communications LLC
12.000%, 12/01/2015 (A)	2,095	2,268
Cogent Communications Group
8.375%, 02/15/2018 (A)	605	672
Columbus International
11.500%, 11/20/2014 (A)	1,265	1,418
CommScope
8.250%, 01/15/2019 (A)	1,270	1,378
Crown Castle International
5.250%, 01/15/2023 (A)	2,280	2,337
CSC Holdings LLC
8.625%, 02/15/2019	2,360	2,814
6.750%, 11/15/2021	2,065	2,253
DCP LLC
10.750%, 08/15/2015 (A)	3,000	3,180
Digicel Group
10.500%, 04/15/2018 (A)	1,405	1,546
8.250%, 09/01/2017 (A)	3,729	3,934
8.250%, 09/30/2020 (A)	606	646
DISH DBS
7.875%, 09/01/2019	3,455	4,090
6.750%, 06/01/2021	1,235	1,374
5.875%, 07/15/2022	1,065	1,124
5.000%, 03/15/2023 (A)	1,445	1,434
4.625%, 07/15/2017	510	528
Eileme 2
11.625%, 01/31/2020 (A)	655	757
GCI
8.625%, 11/15/2019	965	1,020

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Griffey Intermediate
7.000%, 10/15/2020 (A)	$3,890	$3,948
GXS Worldwide
9.750%, 06/15/2015	7,151	7,446
Hughes Satellite Systems
7.625%, 06/15/2021	2,484	2,832
6.500%, 06/15/2019	630	690
Integra Telecom Holdings
10.750%, 04/15/2016 (A)	1,000	1,060
Intelsat Jackson Holdings
7.250%, 04/01/2019	220	236
7.250%, 10/15/2020	2,135	2,290
6.625%, 12/15/2022 (A)	2,215	2,232
Intelsat Luxembourg
11.250%, 02/04/2017	3,000	3,188
Intelsat Luxembourg PIK
11.500%, 02/04/2017	3,017	3,210
inVentiv Health
9.000%, 01/15/2018 (A)	765	798
iPCS PIK
0.548%, 05/01/2014 (D)	116	116
ITC Deltacom
10.500%, 04/01/2016	756	799
Level 3 Communications
11.875%, 02/01/2019	2,025	2,339
8.875%, 06/01/2019 (A)	1,205	1,301
Level 3 Financing
10.000%, 02/01/2018	2,000	2,210
9.375%, 04/01/2019	435	488
8.625%, 07/15/2020	810	899
8.125%, 07/01/2019	935	1,019
7.000%, 06/01/2020 (A)	695	730
4.215%, 02/15/2015 (D)	1,500	1,500
Liberty Interactive LLC
8.250%, 02/01/2030 (A)	2,490	2,758
Lucent Technologies
6.450%, 03/15/2029	4,785	3,720
Lynx I
5.375%, 04/15/2021 (A)	2,525	2,588
Lynx II
6.375%, 04/15/2023 (A)	400	415
MetroPCS Wireless
7.875%, 09/01/2018	1,240	1,338
Nara Cable Funding
8.875%, 12/01/2018 (A)	1,125	1,176
8.875%, 12/01/2018 (A)	1,326	1,369
Nexstar Broadcasting
6.875%, 11/15/2020 (A)	1,940	2,027
Nexstar/Mission Broadcast
8.875%, 04/15/2017	940	1,034
Nielsen Finance LLC
7.750%, 10/15/2018	2,070	2,293
4.500%, 10/01/2020 (A)	1,715	1,694
PAETEC Holding
9.875%, 12/01/2018	1,135	1,300
Sable International Finance
8.750%, 02/01/2020 (A)	80	90
7.750%, 02/15/2017 (A)	2,645	2,810
Satelites Mexicanos
9.500%, 05/15/2017	760	790
SBA Telecommunications
8.250%, 08/15/2019	441	487

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sinclair Television Group
9.250%, 11/01/2017 (A)	$895	$971
8.375%, 10/15/2018	320	357
6.125%, 10/01/2022 (A)	1,525	1,628
Sitel LLC
11.000%, 08/01/2017 (A)	1,145	1,208
Sprint Capital
8.750%, 03/15/2032	6,665	7,831
6.900%, 05/01/2019	1,400	1,523
Sprint Nextel
9.125%, 03/01/2017	1,455	1,719
9.000%, 11/15/2018 (A)	2,245	2,784
8.375%, 08/15/2017	330	383
Telecom Italia Capital
6.000%, 09/30/2034	530	486
Truven Health Analytics
10.625%, 06/01/2020 (A)	595	666
TW Telecom Holdings
5.375%, 10/01/2022	2,050	2,137
Unitymedia Hessen GmbH & KG
7.500%, 03/15/2019 (A)	2,000	2,180
5.500%, 01/15/2023 (A)	4,335	4,378
UPC Holding BV
9.875%, 04/15/2018 (A)	928	1,039
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,646
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,459
UPCB Finance VI
6.875%, 01/15/2022 (A)	1,992	2,156
Videotron Ltee
5.000%, 07/15/2022	2,205	2,244
Virgin Media Finance (A)
4.875%, 02/15/2022	2,235	2,260
Visant
10.000%, 10/01/2017	830	749
West
8.625%, 10/01/2018	1,175	1,251
8.625%, 10/01/2018	1,870	1,992
7.875%, 01/15/2019	1,380	1,442
Wind Acquisition Finance
11.750%, 07/15/2017 (A)	1,395	1,468
7.250%, 02/15/2018 (A)	1,285	1,314
7.250%, 02/15/2018 (A)	2,415	2,487
Windstream
8.125%, 09/01/2018	5	5
7.750%, 10/01/2021	790	851
7.500%, 06/01/2022	860	905
7.500%, 04/01/2023	1,215	1,270
6.375%, 08/01/2023 (A)	2,835	2,778
XM Satellite Radio Holdings
7.625%, 11/01/2018 (A)	2,705	2,982
Zayo Group LLC
10.125%, 07/01/2020	4,125	4,837
8.125%, 01/01/2020	2,047	2,288

		199,955

Utilities — 2.2%
AES
9.750%, 04/15/2016	1,030	1,226
8.000%, 10/15/2017	150	173
8.000%, 06/01/2020	175	203
7.375%, 07/01/2021	1,455	1,644

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Calpine
7.875%, 07/31/2020 (A)	$1,843	$2,032
7.875%, 01/15/2023 (A)	220	244
7.500%, 02/15/2021 (A)	1,822	1,981
Elwood Energy LLC
8.159%, 07/05/2026	663	689
Energy Future Intermediate Holding LLC
10.000%, 12/01/2020	636	722
10.000%, 12/01/2020 (A)	4,585	5,170
6.875%, 08/15/2017 (A)	190	201
GenOn Americas Generation LLC
8.500%, 10/01/2021	949	1,115
GenOn Energy
9.875%, 10/15/2020	1,580	1,817
Homer City Generation
8.137%, 10/01/2019	2,555	2,779
NRG Energy
8.250%, 09/01/2020	90	102
7.875%, 05/15/2021	3,240	3,637
7.625%, 01/15/2018	1,665	1,909
7.625%, 05/15/2019	1,000	1,075
6.625%, 03/15/2023 (A)	1,622	1,727
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,100	2,184
Public Service of New Mexico
7.950%, 05/15/2018	2,800	3,379
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,880	1,983
7.500%, 11/30/2016	10,385	11,475

		47,467

Total Corporate Obligations (Cost $1,580,105) ($ Thousands)		1,666,028

COLLATERALIZED DEBT OBLIGATIONS — 9.7%

Other Asset-Backed Securities — 9.7%
AMMC CDO, Ser 11A
0.000%, 10/30/2023	3,785	3,369
AMMC CDO, Ser 2011-9A
0.000%, 01/15/2022	2,881	2,679
AMMC CDO, Ser 2012-10A, Cl A
0.000%, 04/11/2022	3,316	3,250
Battalion CLO Ltd, Ser 2012-3A
0.000%, 01/18/2025	2,697	2,697
Claris III
0.599%, 08/04/2021	8,252	7,509
Figueroa CLO, Ser 2013-1A
0.000%, 03/21/2024 (A)	7,644	7,644
Grayson CLO, Ser 2006-1A, Cl B
0.998%, 11/01/2021 (A)(D)	6,599	5,378
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)(F)	2,877	2,909
Great Lakes CLO, Ser 2012-1A, Cl E
6.074%, 01/15/2023 (A)D)	3,292	2,979
ICE EM CLO, Ser 2007-1A, Cl A2
1.065%, 08/15/2022 (A)(D)	6,738	6,098

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ICE EM CLO, Ser 2007-1A, Cl A3
1.315%, 08/15/2022 (A)(D)	$2,736	$2,329
KKR CLO Trust, Ser 2012-1A, Cl C
4.810%, 12/15/2024 (A)(D)	3,366	3,140
KVK CLO, Ser 2012-2A
0.000%, 02/15/2025 (A)	2,956	2,734
KVK CLO, Ser 2013-1A
0.000%, 04/14/2025 (A)	3,030	2,576
Neuberger Berman CLO, Ser 2012-12A
0.000%, 07/25/2023 (A)	3,984	3,426
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.301%, 07/25/2023 (A)(D)	1,202	1,202
Neuberger Berman CLO, Ser 2012-13A
0.000%, 01/23/2024 (A)	2,886	2,381
Newstar Trust, Ser 2007-1A, Cl A1
0.527%, 09/30/2022 (A)(D)	9,221	8,915
NXT Capital CLO LLC, Ser 2012- 1A, Cl E
7.802%, 07/20/2022 (A)(D)	3,047	3,049
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,940	2,734
Red River CLO, Ser 2006-1A, Cl D
1.949%, 07/27/2018 (D)	7,527	5,871
Red River CLO, Ser 2006-1A, Cl C
1.019%, 07/27/2018 (D)	7,544	6,375
Rockwall CDO, Ser 2006-1A, Cl A2L
0.948%, 08/01/2021 (A)(D)	4,045	3,155
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.799%, 08/01/2021 (A)(D)	23,922	20,812
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.599%, 08/01/2021 (A)(D)	6,263	5,856
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.548%, 08/01/2024 (A)(D)	87,470	80,473
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (A)	2,034	1,973
Venture CDO, Ser 2012-11A
0.000%, 11/14/2022 (A)	4,583	4,068
Venture CDO, Ser 2013-12A
0.000%, 02/28/2024 (A)	3,067	2,791
Total Collateralized Debt Obligations (Cost $186,856) ($ Thousands)		208,372

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 9.4%
Academy Sports, Intial Term Loan
4.750%, 08/03/2018	$612	$619
Advantage Sales & Marketing, 2nd Lien
9.250%, 06/18/2018	600	604
Alcatel-Lucent USA, Term Loan
7.250%, 01/29/2019	795	804
Alcatel-Lucent USA, Term Loan B, 1st Lien
0.000%, 07/31/2016 (I)	825	834
Alcatel-Lucent USA, Term Loan C, 1st Lien
0.000%, 01/29/2019 (I)	1,415	1,431
American Renal Holdings, Cov- Lite, Term Loan, 2nd Lien
0.000%, 02/14/2020 (I)	2,000	1,995
Arctic Glacier Holdings, Term Loan
8.500%, 07/27/2018	497	504
Associated Partners, Term Loan
2.000%, 12/24/2015 (H)	2,000	—
Associated Partners, Term Loan 1st Lien
6.701%, 12/21/2015 (F)	2,000	2,000
Astoria Generating, Term Loan
8.500%, 10/26/2017	4,845	4,994
Asurion, Cov-Lite, LLC
0.000%, 05/24/2018 (I)	1,605	1,610
Asurion, Term Loan, 1st Lien
5.500%, 06/10/2018	1,401	1,405
Avis Budget, Bridge Loan
0.000%, 01/22/2021 (I)	1,495	1,495
Avis, Unsecured Bridge Loan
0.000%, 01/22/2021 (I)	550	—
Blue Coat Systems, Term Loan
5.750%, 02/15/2018	3,980	4,007
Brock Holdings III, 2nd Lien
10.000%, 03/16/2018	455	458
Caribbean Restaurants LLC, Term Loan B
9.000%, 02/17/2017	117	118
Centaur Acquisitions, Term Loan, 1st Lien
0.000%, 02/15/2019 (I)	765	765
Ceridian, Extended Term Loan
5.952%, 05/09/2017	2,419	2,446
CKX, Term Loan B
9.000%, 06/21/2017	544	471
Clear Channel
3.852%, 01/29/2016	2,750	2,352
Cleveland Unlimited
0.000%, 07/25/2016 (I)	81	82
Cleveland Unlimited, Term Loan
10.000%, 07/25/2016	486	491
Cleveland Unlimted, Term Loan B
10.000%, 07/25/2016	162	164
Cole Haan LLC, Cov Lite, Term Loan, 1st Lien
5.750%, 01/30/2020	845	851

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Constellation, Bridge Loan
0.000%, 12/30/2013 (I)	$1,500	$—
Crestwood Holdings LLC, Term Loan
9.750%, 03/20/2018	1,645	1,687
Cristal Inorganic Chemicals US
6.061%, 11/15/2014	2,500	2,501
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	1,716	1,742
Deltek Systems, Term Loan, 2nd Lien
10.000%, 10/04/2019	1,000	1,021
Dex Media West
7.000%, 10/24/2014	2,502	1,907
DJO Finance
6.250%, 09/15/2017 (A)	3,087	3,112
DuPont Performance Coatings, Term Loan
4.750%, 01/18/2020	425	430
DuPont Performance Coatings, Term Loan B
0.000%, 01/18/2020 (I)	3,500	3,542
Dynegy Midwest Generation
9.250%, 08/05/2016	6,455	6,663
Dynegy Power, 1st Lien Term Loan
9.250%, 08/05/2016	385	400
Endurance International, 2nd Lien
10.250%, 05/08/2020	4,225	4,225
EP Energy LLC, Term Loan
5.000%, 04/10/2018	3,995	4,029
Equipower Resources, Term Loan, 2nd Lien
10.000%, 06/22/2019	560	571
Essential Power, Term Loan
5.500%, 08/07/2019	5,421	5,482
Expert Global, Term Loan
8.000%, 04/03/2018	2,967	2,983
First Advantage, Cov-Lite, Term Loan B
0.000%, 02/13/2019 (I)	500	498
First Data, Term Loan
4.202%, 03/23/2018	—	—
Fortescue Metals Group Ltd.
5.250%, 10/18/2017	2,643	2,675
GCA Services Group, Cov-Lite Term Loan, 2nd Lien
9.250%, 10/11/2020	800	792
Getco, Bridge Loan, 2nd Lien
0.000%, 12/18/2013 (I)	400	—
Global Aviation Holdings
12.000%, 09/27/2012	832	819
0.500%, 09/27/2012	232	3
Go Daddy Operating Company LLC, Term Loan
5.500%, 12/17/2018	2,134	2,132
GoGo, LLC
11.250%, 06/21/2017	741	744

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graton Economic Development Authority, Term Loan
9.000%, 08/14/2018	$3,175	$3,288
Greeneden U.S. Holdings II, LLC, Term Loan B
0.000%, 01/31/2020 (I)	700	702
Guitar Center, Term Loan
5.560%, 04/09/2017	3,086	3,043
Hamilton Sundstrand, Special Refinance, Term Loan
0.000%, 12/05/2019 (I)	1,200	1,200
Harrah’s Entertainment, Term Loan B6
5.452%, 01/28/2018	5,931	5,445
Harrah’s Las Vegas Propco
3.692%, 02/13/2013	5,165	4,752
Harrah’s Operating Term Loan B- 4
9.500%, 10/31/2016	2,910	2,966
Harrah’s Propco, LLC, Senior Secured Note, 1st Lien
0.000%, 02/13/2015 (I)	1,400	1,288
Hologic, Term Loan B
4.500%, 08/01/2019	1,294	1,308
Inc Research, Term Loan B
7.000%, 07/12/2018	2,140	2,151
Ineos Holdings Limited, Cov-Lite
6.500%, 05/04/2018	794	810
Integra Telecom Holdings, Term Loan B
0.000%, 02/15/2019 (I)	1,510	1,527
Integra Telecom Holdings, Term Loan, 2nd Lien
0.000%, 02/19/2020 (I)	695	711
Intrawest ULC, Term Loan, 1st Lien
7.000%, 12/03/2017	3,100	3,127
Kalispel Tribal Economic Authority
7.500%, 02/25/2017	2,991	2,998
Lawson Software, Term Loan B
5.250%, 04/05/2018	569	575
Lone Star
11.000%, 09/02/2019	540	577
Medical Card, Term Loan
12.000%, 09/15/2016	26	24
12.000%, 09/17/2015	1,868	1,681
Medquist, Term Loan B
6.750%, 08/16/2019	792	764
0.000%, 08/16/2019 (I)	1,505	1,451
Metroflag 2nd Lien, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Mirion Technologies, Term Loan B, 1st Lien
0.000%, 03/30/2018 (I)	600	603
Mohegan Tribal Gaming Authority, Term Loan
5.500%, 03/31/2015	2,317	2,309
Mohegan Tribal Gaming Authority, Term Loan B
5.500%, 02/28/2016	3,950	4,075

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mohegan Tribal Gaming Authority Term Loan B, 1st Lien
0.000%, 02/28/2016 (I)	$390	$402
Monarch Financial, Bridge Loan
0.000%, 01/27/2014 (I)	1,045	1,045
Navistar International
7.000%, 08/17/2017	2,514	2,541
Nelson Education, Term Loan B- 1
2.811%, 07/04/2014	1,466	1,122
NewPage, Term Loan
7.750%, 11/16/2018	2,300	2,339
Nielsen, Bridge Loan
0.000%, 10/01/2013 (I)	5,250	—
Novell, 2nd Lien
11.000%, 11/22/2018	2,750	2,736
Nuveen Investments, Term Loan B
7.250%, 05/13/2017	620	623
Nuveen Investments, Term Loan, 2nd Lien
8.250%, 02/23/2019	1,050	1,071
NXP Semiconductors, Incremental Term Loan C
4.750%, 01/11/2020	550	558
Obsidian Natural Gas Trust
7.000%, 11/02/2015	1,441	1,455
Ocwen Financial
5.000%, 02/15/2018	420	425
One Call Medical
7.000%, 08/22/2019	2,494	2,508
Panolam Industries International
7.250%, 08/23/2017	940	936
Pierre Food, Term Loan, 2nd Lien
9.500%, 10/02/2017	4,475	4,563
PRA International, Term Loan, 2nd Lien
0.000%, 09/10/2019 (I)	500	504
Realogy, Extended Term Loan
4.434%, 10/10/2016	850	850
Reynolds Group Holdings, Term Loan
4.750%, 09/20/2018	1,491	1,508
Rite Aid, Term Loan, 2nd Lien
5.750%, 07/07/2020	1,900	1,943
Sabre Holdings
5.952%, 09/29/2017	1,163	1,162
Sabre Holdings, Add-on Term Loan
7.250%, 12/29/2017	2,244	2,243
Sheridan Healthcare, Cov-Lite Term Loan
6.000%, 06/29/2018	995	998
Smart & Final, Cov-Lite 2nd Lien
10.500%, 11/15/2020	1,645	1,682
SpringLeaf Financial
5.500%, 05/10/2017	3,425	3,437
Standard Aero, Term Loan B2
6.250%, 10/19/2018	778	790

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Sumtotal Systems, Cov-Lite Term Loan
6.250%, 11/13/2019	$1,000	$998
SUPERVALU, Cov-Lite Term Loan
8.000%, 08/10/2018	5,238	5,307
0.000%, 08/10/2018 (I)	1,055	1,069
SUPERVALU, Term Loan B
0.000%, 01/10/2019 (I)	7,390	7,487
Targus Group, Term Loan B
11.000%, 05/24/2016	495	503
Telx Group, Term Loan, B 1st Lien
6.250%, 09/25/2017	1,111	1,121
Texas Competitive, Non-extended Term Loan
3.792%, 10/10/2014	2,419	1,737
Texas Competitive, Extended Term Loan
4.699%, 10/10/2017	5,830	3,977
Texas Competitive, Non-extended Term Loan
3.699%, 10/10/2014	4,727	3,394
The Pantry, Term Loan B
5.750%, 07/26/2019	1,944	1,961
TPC Group, Bridge Loan
0.000%, 08/27/2013 (I)	2,050	—
Transtar Industries, Term Loan 2nd Lien
9.750%, 10/02/2019	900	923
Univision Communications, Cov-Lite, Term Loan C1
0.000%, 02/22/2020 (I)	530	531
Univision Communications, Term Loan B
4.452%, 03/31/2017	3,118	3,121
Vertafore
9.750%, 10/29/2017	780	799
Wall Street Systems, Cov-Lite Term Loan, 2nd Lien
9.250%, 04/24/2020	2,150	2,154
Walter Investment Managment Company, Term Loan
5.750%, 11/15/2017	2,484	2,518
Warner Music Group, Cov-Lite Term Loan
5.250%, 11/01/2018	395	399
Wide Open West Finance, LLC
6.250%, 07/17/2018	871	881

Total Loan Participations (Cost $198,724) ($ Thousands)		202,154

PREFERRED STOCK — 0.8%
Ally Financial, 7.000%	16	10,946
Chesapeake Energy, 5.75% (A)	1	809
Dana Holding, 4.000%	6	816
General Motors CV to 1.2626, 0.000%	6	246
GMAC Capital Trust I, 0.000% (D)	28	743

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Regions Financial, 6.375%	149	$3,727

Total Preferred Stock (Cost $14,311) ($ Thousands)		17,287

MUNICIPAL BONDS — 0.7%
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/2030	$710	633
California State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/2047	2,200	2,051
New Jersey State, Tobacco Settlement, Ser 1A, RB
Callable 06/01/17 @ 100
4.750%, 06/01/2034	3,695	3,196
Ohio State, Tobacco Settlement, Ser A-2, RB
Callable 06/01/17 @ 100
5.375%, 06/01/2024	730	673
5.125%, 06/01/2024	1,080	978
Tobacco Settlement, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/2041	8,280	7,250
Total Municipal Bonds (Cost $11,260) ($ Thousands)		14,781

ASSET-BACKED SECURITIES — 0.1%

Other Asset-Backed Securities — 0.1%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.751%, 03/15/2019 (D)	1,764	917
Cajun Global LLC, Ser 2011-1A, Cl A2
5.955%, 02/20/2041 (A)	1,491	1,663
Domino’s Pizza Master Issuer LLC, Ser 2012-1A, Cl A2
5.216%, 01/25/2042 (A)	493	556

Total Asset-Backed Securities (Cost $3,174) ($ Thousands)		3,136

CONVERTIBLE BONDS — 0.4%

Consumer Staples — 0.0%
Vector Group CV to 48.8281
5.279%, 06/15/2026 (D)	369	397

Industrials — 0.0%
Meritor
4.000%, 02/15/2019 (C)	1,047	814

Telecommunication Services — 0.3%
Liberty Media LLC CV to 16.7764
4.500%, 07/15/2014	2,395	2,389
4.000%, 11/15/2029	2,255	1,556
3.750%, 02/15/2030	4,410	2,910

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Utilities — 0.0%
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	$1,950	$—

Total Convertible Bonds (Cost $7,416) ($ Thousands)		8,066

COMMON STOCK — 0.1%
Aventine Renewable Energy Holdings *	1,334	28
Core-Mark Holding	691	33
Dana Holdings	70,421	1,178
Delta Air Lines *	2,369	34
HMH Holdings Delaware *(F)	40,917	716
Neenah Enterprises *(E)	21,556	156
United Continental Holdings	21	—
VSS AHC, Cl A *(E)(F)(G)	29,628	354

Total Common Stock (Cost $4,328) ($ Thousands)		2,499

	Number Of Warrants

WARRANTS — 0.1%
Alion Science & Technology, Expires 03/15/17 * (E)(F)	2,025	—
CUI Acquisition, Expires * (E)(F)‡‡	46,959	2,137

Total Warrants (Cost $3,901) ($ Thousands)		2,137

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% **†	45,919,717	45,920

Total Cash Equivalent (Cost $45,920) ($ Thousands)		45,920

Total Investments — 101.1% (Cost $2,055,995) ($ Thousands) ††		$2,170,380

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

The open swap agreements held by the Fund at February 28, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	Societe Generale	BUY	5.00	12/20/16	19,680	$(2,234)

						$(2,234)

For the period ended February 28, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,146,278 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

†	Investment is affiliated security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2013. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2013. The date reported on the Schedule of Investments is the final maturity date.

(E)	Securities considered illiquid. The total value of such securities as of February 28, 2013 was $4,836 ($ Thousands) and represented 0.23% of Net Assets.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2013 was $10,414 ($ Thousands) and represented 0.49% of Net Assets.

(G)	Securities considered restricted. The total value of such securities as of February 28, 2013 was $355 ($ Thousands) and represented 0.02% of Net Assets.

(H)	Unfunded bank loan.

(I)	Unsettled bank loan. Interest rate not available.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $2,055,995 ($ Thousands), and the unrealized appreciation and depreciation were $141,476 ($ Thousands) and $(27,091) ($ Thousands), respectively.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

LLP — Limited Liability Partnership

Ltd. — Limited

PIK — Payment-in-Kind

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,661,093	$4,935	$1,666,028
Collateralized Debt Obligations	—	—	208,372	208,372
Loan Participations	—	191,769	10,385	202,154
Preferred Stock	1,937	15,350	—	17,287
Municipal Bonds	—	14,781	—	14,781
Asset-Backed Securities	—	3,136	—	3,136
Convertible Bonds	—	8,066	—	8,066
Common Stock	1,274	715	510	2,499
Warrants	—	—	2,137	2,137
Cash Equivalent	45,920	—	—	45,920

Total Investments in Securities	$49,131	$1,894,910	$226,339	$2,170,380

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps *	$—	$(2,234)	$—	$(2,234)

Total Other Financial Instruments	$—	$(2,234)	$—	$(2,234)

*	Swaps are valued at the unrealized depreciation on the instrument.

(1)

Of the $226,339 in Level 3 securities as of February 28, 2013, $10,414 or 0.49% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

18	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2013

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Convertible Bonds	Investments in Auction Rate Preferred Securities	Investments in Warrants	Investments in Common Stock
Beginning balance as June 1, 2012	$4,518	$7,780	$194,307	$4	$4,606	$2,137	$450
Accrued discounts/premiums	38	16	2,632	—	—	—	—
Realized gain/(loss)	(2,083)	1,954	3,777	—	552	—	—
Change in unrealized appreciation/(depreciation)	257	315	17,734	(4)	(458)		60
Purchases	24,429	3,276	46,631	—	—	—	—
Sales	(22,202)	(3,361)	(56,709)	—	(4,700)	—	—
Net transfer into Level 3	—	405	—	—	—	—	—
Net transfer out of Level 3	(22)	—	—	—	—	—	—

Ending balance as of February 28, 2013	$4,935	$10,385	$208,372	$—	$—	$2,137	$510

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$208	$318	$19,229	$(4)	$—	$—	$59

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of February 28, 2013, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at February 28, 2013, were as follows:

	Face Amount ($ Thousands)/Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	2,600	11/30/10	11/30/10	$—	$1	0.00%
VSS AHC, Cl A	29,628	9/25/09	9/25/09	551	354	0.02

				$551	$355	0.02%

19	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 57.8%

Consumer Discretionary — 6.5%
CBS
4.850%, 07/01/2042	$2,135	$2,099
CCO Holdings LLC
7.000%, 01/15/2019	500	539
Comcast
6.950%, 08/15/2037	2,550	3,469
6.500%, 01/15/2017	100	120
6.450%, 03/15/2037	10,080	12,934
6.400%, 05/15/2038	6,116	7,837
5.900%, 03/15/2016	100	115
5.700%, 07/01/2019	100	122
4.650%, 07/15/2042	4,095	4,257
4.250%, 01/15/2033	4,000	4,055
Comcast Cable Communications Holdings
9.455%, 11/15/2022	950	1,441
COX Communications
7.625%, 06/15/2025	300	386
6.950%, 06/01/2038	3,183	4,117
4.700%, 12/15/2042 (A)	4,400	4,291
CVS Caremark
6.250%, 06/01/2027	1,640	2,125
6.125%, 09/15/2039	4,455	5,620
5.750%, 05/15/2041	1,360	1,658
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,208	8,388
DIRECTV Holdings
6.350%, 03/15/2040	755	832
6.000%, 08/15/2040	8,270	8,626
5.150%, 03/15/2042	4,630	4,456
Discovery Communications
4.950%, 05/15/2042	1,330	1,376
Home Depot
5.875%, 12/16/2036	100	127
5.400%, 09/15/2040	250	303
Kohl’s
6.000%, 01/15/2033	325	342
Lowe’s
6.875%, 02/15/2028	100	129
5.125%, 11/15/2041	3,865	4,312
McDonald’s MTN
6.300%, 03/01/2038	5,145	7,016
4.875%, 07/15/2040	910	1,057
3.700%, 02/15/2042	480	472
NBC Universal Media
6.400%, 04/30/2040	3,025	3,888
5.950%, 04/01/2041	7,221	8,923
News America
8.450%, 08/01/2034	160	216
8.150%, 10/17/2036	1,835	2,438
7.850%, 03/01/2039 (A)	5,255	7,173
7.750%, 01/20/2024	125	160
7.625%, 11/30/2028	4,616	6,052
7.430%, 10/01/2026	200	253
6.900%, 08/15/2039 (A)	4,250	5,481
6.750%, 01/09/2038	1,250	1,517
6.650%, 11/15/2037	1,935	2,408
6.400%, 12/15/2035	875	1,066
6.200%, 12/15/2034	650	775
6.150%, 02/15/2041	4,570	5,572

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Target
7.000%, 07/15/2031	$300	$407
7.000%, 01/15/2038	2,200	3,137
6.650%, 08/01/2028	450	584
4.000%, 07/01/2042	3,075	3,008
TCI Communications
7.875%, 02/15/2026	3,000	4,140
7.125%, 02/15/2028	76	101
Time Warner
7.700%, 05/01/2032	4,309	5,924
7.625%, 04/15/2031	11,985	16,267
6.250%, 03/29/2041	5,400	6,451
6.100%, 07/15/2040	1,835	2,147
Time Warner Cable
8.750%, 02/14/2019	3,500	4,626
7.300%, 07/01/2038	400	501
6.750%, 06/15/2039	3,830	4,583
5.875%, 11/15/2040	1,645	1,767
5.500%, 09/01/2041	1,475	1,545
4.500%, 09/15/2042	4,610	4,198
Time Warner Entertainment
8.375%, 07/15/2033	4,134	5,798
Viacom
4.375%, 03/15/2043	11,210	10,443
Wal-Mart Stores
7.550%, 02/15/2030	840	1,219
6.500%, 08/15/2037	100	137
6.200%, 04/15/2038	2,650	3,518
5.625%, 04/01/2040	5,940	7,460
5.625%, 04/15/2041	7,095	8,963
5.250%, 09/01/2035	50	59
5.000%, 10/25/2040	3,870	4,465
Yum! Brands
6.875%, 11/15/2037	2,675	3,540

		243,531

Consumer Staples — 4.1%
Ahold Finance USA
6.875%, 05/01/2029	885	1,144
Altria Group
10.200%, 02/06/2039	2,640	4,475
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	4,800	4,687
2.625%, 01/17/2023	3,975	3,936
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,485	5,580
8.000%, 11/15/2039	2,490	3,940
6.375%, 01/15/2040	2,175	2,929
3.750%, 07/15/2042	2,250	2,124
2.500%, 07/15/2022	1,050	1,029
Archer-Daniels-Midland
7.000%, 02/01/2031	25	33
Bestfoods
7.250%, 12/15/2026	170	246
Bowdoin College
4.693%, 07/01/2112	12,240	11,251
ConAgra Foods
6.625%, 08/15/2039 (A)	3,015	3,751
4.650%, 01/25/2043	4,280	4,295
3.200%, 01/25/2023	2,025	2,020
Diageo Capital
5.875%, 09/30/2036	105	132
General Mills
5.400%, 06/15/2040	815	972

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Heineken
2.750%, 04/01/2023 (A)	$6,120	$5,963
Kellogg
3.125%, 05/17/2022	1,830	1,880
Kraft Foods Group
6.875%, 01/26/2039	865	1,152
5.000%, 06/04/2042	5,645	6,161
Kroger
7.500%, 04/01/2031	20	25
5.000%, 04/15/2042	2,760	2,811
Lorillard Tobacco
7.000%, 08/04/2041	1,475	1,789
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,194	3,012
Molson Coors Brewing
5.000%, 05/01/2042	2,786	3,002
Mondelez International
7.000%, 08/11/2037	1,265	1,717
6.875%, 02/01/2038	6,690	9,008
6.500%, 02/09/2040	10,720	14,030
Pepsi Bottling Group
7.000%, 03/01/2029	355	496
PepsiCo
5.500%, 01/15/2040	1,675	2,046
4.000%, 03/05/2042	2,505	2,502
3.600%, 08/13/2042	3,425	3,173
Pernod-Ricard
5.500%, 01/15/2042 (A)	750	854
4.450%, 01/15/2022 (A)	350	385
Phillip Morris International
6.375%, 05/16/2038	350	452
4.500%, 03/20/2042	4,935	5,175
4.125%, 03/04/2043	4,905	4,763
3.875%, 08/21/2042	2,505	2,353
President and Fellows of Harvard College
5.625%, 10/01/2038	3,149	4,081
Procter & Gamble
8.000%, 09/01/2024	697	1,048
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,874	9,857
3.750%, 01/15/2022 (A)	415	443
Tufts University
5.017%, 04/15/2112	7,900	8,656
Unilever Capital
5.900%, 11/15/2032	945	1,260
University of Notre Dame
3.720%, 03/01/2043	1,000	964
University of Southern California
5.250%, 10/01/2111	1,715	2,061

		153,663

Energy — 8.2%
Anadarko Holding
7.150%, 05/15/2028	2,910	3,474
Anadarko Petroleum
6.450%, 09/15/2036	590	724
Apache
5.250%, 02/01/2042	310	344
4.750%, 04/15/2043	4,725	4,895
4.250%, 01/15/2044	10,990	10,572
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	5,214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Burlington Resources Finance
7.200%, 08/15/2031	$25	$34
Canadian Natural Resources
6.500%, 02/15/2037	715	895
6.250%, 03/15/2038	3,850	4,698
5.850%, 02/01/2035	150	175
Cenovus Energy
6.750%, 11/15/2039	5,650	7,445
4.450%, 09/15/2042	1,245	1,233
CenterPoint Energy Resources
6.250%, 02/01/2037	2,666	3,310
CNOOC Finance 2012
3.875%, 05/02/2022 (A)	2,550	2,674
Conoco Funding
7.250%, 10/15/2031	875	1,264
6.950%, 04/15/2029	1,710	2,350
ConocoPhillips
6.500%, 02/01/2039	13,280	18,262
5.900%, 05/15/2038	4,613	5,963
Devon Energy
7.950%, 04/15/2032	285	396
5.600%, 07/15/2041	4,815	5,333
4.750%, 05/15/2042	1,810	1,793
Diamond Offshore Drilling
5.700%, 10/15/2039	7,378	9,366
El Paso Natural Gas
7.500%, 11/15/2026	3,170	4,356
Encana
6.500%, 02/01/2038	4,625	5,534
Energy Transfer Partners
5.150%, 02/01/2043	3,700	3,718
Eni
5.700%, 10/01/2040 (A)	3,430	3,623
Eni USA
7.300%, 11/15/2027	1,510	2,042
Enterprise Products Operating
6.650%, 10/15/2034	2,310	2,878
6.125%, 10/15/2039	650	767
5.700%, 02/15/2042	7,727	8,745
4.450%, 02/15/2043	2,910	2,826
Gulf South Pipeline
4.000%, 06/15/2022	2,580	2,722
Halliburton
7.600%, 08/15/2096 (A)	675	992
Hess
7.875%, 10/01/2029	1,613	2,080
7.300%, 08/15/2031	3,397	4,219
6.000%, 01/15/2040	2,409	2,653
5.600%, 02/15/2041	3,005	3,191
Kinder Morgan Energy Partners
6.950%, 01/15/2038	460	582
6.375%, 03/01/2041	7,475	9,004
3.950%, 09/01/2022	5,230	5,547
Marathon Oil
6.600%, 10/01/2037	3,820	4,772
Marathon Petroleum
6.500%, 03/01/2041	7,723	9,705
Motiva Enterprises
6.850%, 01/15/2040 (A)	8,395	11,309
Nexen
7.500%, 07/30/2039	4,310	6,177
Noble Energy
4.150%, 12/15/2021	1,355	1,482
Noble Holding International
6.200%, 08/01/2040	2,810	3,179

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Panhandle Eastern Pipeline
8.125%, 06/01/2019	$725	$900
Pemex Project Funding Master Trust
6.625%, 06/15/2035	800	960
Petrobras International Finance
6.875%, 01/20/2040	5,360	6,239
6.750%, 01/27/2041	2,640	3,046
5.875%, 03/01/2018	600	672
Petro-Canada
7.875%, 06/15/2026	35	50
6.800%, 05/15/2038	2,405	3,177
5.950%, 05/15/2035	760	913
Phillips 66
4.300%, 04/01/2022	3,400	3,746
Plains All American Pipeline
2.850%, 01/31/2023	1,950	1,917
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)	2,000	1,995
Schlumberger Investment
3.300%, 09/14/2021 (A)	1,375	1,460
Shell International Finance
6.375%, 12/15/2038	4,643	6,441
5.500%, 03/25/2040	4,050	5,081
2.250%, 01/06/2023	2,750	2,677
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	975	1,034
Spectra Energy Capital
7.500%, 09/15/2038	1,623	2,205
6.750%, 02/15/2032	3,450	4,114
3.300%, 03/15/2023	6,180	6,150
Statoil
6.800%, 01/15/2028	400	543
6.500%, 12/01/2028	1,050	1,395
5.100%, 08/17/2040	475	558
2.450%, 01/17/2023	2,375	2,334
Suncor Energy
6.850%, 06/01/2039	1,550	2,079
6.500%, 06/15/2038	3,785	4,874
Talisman Energy
5.500%, 05/15/2042	1,355	1,420
Tennessee Gas Pipeline
8.375%, 06/15/2032	5,555	7,893
7.000%, 10/15/2028	3,960	5,364
TransCanada Pipelines
7.625%, 01/15/2039	1,800	2,637
7.250%, 08/15/2038	1,670	2,343
6.100%, 06/01/2040	2,000	2,579
Transcontinental Gas Pipeline
7.250%, 12/01/2026	1,610	2,256
5.400%, 08/15/2041	1,505	1,719
4.450%, 08/01/2042	1,100	1,099
Valero Energy
10.500%, 03/15/2039	6,267	10,068
7.500%, 04/15/2032	1,490	1,911
6.625%, 06/15/2037	1,385	1,700
Weatherford International
5.950%, 04/15/2042	5,380	5,562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams
8.750%, 03/15/2032	$472	$644
7.875%, 09/01/2021	1,603	2,048
7.750%, 06/15/2031	1,150	1,445
7.500%, 01/15/2031	380	468

		308,233

Financials — 16.1%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	2,970	3,257
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,634
Aflac
6.900%, 12/17/2039	2,900	3,829
6.450%, 08/15/2040	2,510	3,157
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,917	6,599
Allstate
6.125%, 12/15/2032	445	549
5.550%, 05/09/2035	75	90
5.200%, 01/15/2042	6,101	7,163
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,491	2,650
American Express
4.050%, 12/03/2042 (A)	8,314	8,091
American International Group
4.875%, 06/01/2022	1,710	1,939
Anadarko Finance
7.500%, 05/01/2031	3,062	4,044
Assurant
6.750%, 02/15/2034	2,634	2,915
Bank of America MTN
7.800%, 09/15/2016	65	76
6.000%, 09/01/2017	355	412
6.000%, 10/15/2036	3,935	4,776
5.875%, 02/07/2042	660	803
5.750%, 12/01/2017	6,300	7,291
5.650%, 05/01/2018	6,860	7,963
5.625%, 07/01/2020	675	790
5.000%, 05/13/2021	500	564
4.900%, 05/01/2013	40	40
3.625%, 03/17/2016	260	276
3.300%, 01/11/2023	4,035	4,022
Bank One
8.000%, 04/29/2027	700	1,000
Bear Stearns
7.250%, 02/01/2018	400	499
6.400%, 10/02/2017	5,415	6,517
Berkshire Hathaway
4.500%, 02/11/2043	11,852	11,933
Berkshire Hathaway Finance
4.400%, 05/15/2042	2,600	2,584
Blackstone Holdings Finance
6.625%, 08/15/2019 (A)	2,929	3,520
6.250%, 08/15/2042	2,555	2,932
Boston Properties‡
3.850%, 02/01/2023	1,325	1,403
Camden Property Trust‡
4.625%, 06/15/2021	1,325	1,489
Capital One Financial
4.750%, 07/15/2021	125	142
CDP Financial
5.600%, 11/25/2039 (A)	7,560	9,169

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Capital II
0.813%, 02/01/2027 (B)	$1,924	$1,602
Chase Capital III
0.861%, 03/01/2027 (B)	250	208
Chase Capital VI
1.091%, 08/01/2028 (B)	935	778
Chubb
6.500%, 05/15/2038	5,835	8,007
Citigroup
8.500%, 05/22/2019	75	101
8.125%, 07/15/2039	5,015	7,445
6.875%, 03/05/2038	2,180	2,905
6.875%, 02/15/2098	4,559	5,195
6.625%, 06/15/2032	600	707
6.375%, 08/12/2014	50	54
6.125%, 11/21/2017	100	118
6.125%, 08/25/2036	3,045	3,448
6.010%, 01/15/2015	50	54
6.000%, 12/13/2013	125	130
6.000%, 08/15/2017	50	59
5.875%, 05/29/2037	320	381
5.875%, 01/30/2042	600	731
5.850%, 12/11/2034	249	293
5.500%, 02/15/2017	5,680	6,379
4.587%, 12/15/2015	39	42
3.375%, 03/01/2023	1,600	1,616
2.650%, 03/02/2015	150	154
1.990%, 05/15/2018 (B)	2,000	2,062
0.838%, 08/25/2036 (B)	850	647
Commonwealth Bank of Australia
5.000%, 10/15/2019 (A)	1,750	2,056
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/2110 (A)	8,380	9,588
Devon OEI Operating
7.500%, 09/15/2027	1,000	1,412
Discover Bank
8.700%, 11/18/2019	1,014	1,357
Discover Financial Services
3.850%, 11/21/2022 (A)	3,261	3,336
Duke Realty‡
3.875%, 10/15/2022	1,590	1,632
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	825	1,004
7.050%, 07/15/2028 (A)	12,307	15,464
FMR
6.500%, 12/14/2040 (A)	525	652
5.150%, 02/01/2043	2,750	2,832
Ford Holdings
9.300%, 03/01/2030	2,140	3,013
Gazprom OAO Via Gaz Capital
4.950%, 02/06/2028 (A)	2,675	2,671
General Electric Capital MTN
7.500%, 08/21/2035	385	547
6.875%, 01/10/2039	15,300	20,170
6.750%, 03/15/2032	6,912	8,847
6.150%, 08/07/2037	800	972
5.875%, 01/14/2038	23,915	28,094
Goldman Sachs Group
6.750%, 10/01/2037	16,855	19,111
6.250%, 02/01/2041	9,788	11,874
6.125%, 02/15/2033	3,635	4,276
5.950%, 01/15/2027	4,901	5,446
5.750%, 01/24/2022	2,330	2,734
3.625%, 01/22/2023	2,920	2,948

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	$4,075	$5,521
Hartford Financial Services Group
6.625%, 03/30/2040	2,260	2,890
6.625%, 04/15/2042	2,230	2,882
6.100%, 10/01/2041	3,285	3,981
5.950%, 10/15/2036	1,093	1,278
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,488
HBOS Capital Funding
6.071%, 06/30/2049 (B)	100	87
HCP‡
6.750%, 02/01/2041	2,225	2,901
6.300%, 09/15/2016	2,195	2,545
3.750%, 02/01/2019	2,620	2,817
Health Care‡
6.500%, 03/15/2041	4,350	5,174
5.125%, 03/15/2043	6,260	6,189
Healthcare Realty Trust‡
5.750%, 01/15/2021	525	589
Heathrow Funding
4.875%, 07/15/2021 (A)	3,070	3,407
HSBC Bank USA
7.000%, 01/15/2039	2,405	3,238
5.875%, 11/01/2034	320	376
5.625%, 08/15/2035	1,290	1,462
HSBC Holdings
7.625%, 05/17/2032	700	934
6.800%, 06/01/2038	335	436
6.500%, 09/15/2037	6,460	8,100
5.100%, 04/05/2021	3,531	4,113
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	305	381
ING Bank
1.711%, 06/09/2014 (A)(B)	1,050	1,063
International Lease Finance
7.125%, 09/01/2018 (A)	425	497
JPMorgan Chase
6.400%, 05/15/2038	400	523
6.300%, 04/23/2019	1,775	2,174
5.600%, 07/15/2041	7,260	8,760
5.500%, 10/15/2040	100	119
5.400%, 01/06/2042	2,750	3,243
4.500%, 01/24/2022	1,230	1,369
0.729%, 06/13/2016 (B)	2,000	1,960
JPMorgan Chase Capital XIII
1.312%, 09/30/2034 (B)	3,900	3,218
KKR Group Finance
6.375%, 09/29/2020 (A)	3,954	4,650
KKR Group Finance II
5.500%, 02/01/2043	5,720	5,631
Liberty Mutual Group
6.500%, 05/01/2042 (A)	6,955	7,895
Lincoln National
7.000%, 06/15/2040	600	795
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	7,934
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,840	4,405
5.375%, 12/01/2041 (A)	3,210	3,656

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch
8.950%, 05/18/2017 (B)	$1,340	$1,543
8.680%, 05/02/2017 (B)	1,305	1,489
7.750%, 05/14/2038	410	554
6.110%, 01/29/2037	3,660	4,174
MetLife
7.800%, 11/01/2025	3,520	4,886
6.500%, 12/15/2032	597	766
6.400%, 12/15/2036	3,520	3,805
5.875%, 02/06/2041	3,530	4,331
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	469
3.000%, 01/10/2023 (A)	3,965	3,956
Morgan Stanley MTN
6.625%, 04/01/2018	4,365	5,194
6.375%, 07/24/2042	6,260	7,647
5.625%, 09/23/2019	11,775	13,622
3.750%, 02/25/2023	2,450	2,475
National Capital Trust II
5.486%, 12/29/2049(B)	500	508
National Rural Utilities Cooperative Finance MTN
8.000%, 03/01/2032	417	621
Nationwide Mutual Insurance
7.875%, 04/01/2033 (A)	4,016	4,992
New York Life Insurance
6.750%, 11/15/2039 (A)	8,525	11,474
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,490	5,700
Pacific Life Insurance
9.250%, 06/15/2039 (A)	340	497
PNC Bank
2.700%, 11/01/2022	2,540	2,479
PNC Funding
5.125%, 02/08/2020	935	1,099
Principal Financial Group
4.625%, 09/15/2042	1,270	1,315
4.350%, 05/15/2043	1,285	1,279
Prudential Financial MTN
6.625%, 12/01/2037	3,815	4,831
6.625%, 06/21/2040	1,355	1,722
6.200%, 11/15/2040	1,545	1,883
5.700%, 12/14/2036	3,385	3,862
Prudential Holdings
8.695%, 12/18/2023	3,087	3,977
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	6,161
Royal Bank of Scotland Group
7.648%, 08/31/2049 (B)	1,900	2,005
Security Benefit Life
7.450%, 10/01/2033 (A)	5,755	5,422
Simon Property Group‡
6.750%, 02/01/2040	4,740	6,405
4.750%, 03/15/2042	3,360	3,562
SL Green Realty‡
5.000%, 08/15/2018	1,000	1,089
Sydney Airport Finance Pty
3.900%, 03/22/2023	4,500	4,549
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	5,580	7,472
Toyota Motor Credit MTN
3.400%, 09/15/2021	2,770	2,974

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Travelers
6.250%, 06/15/2037	$305	$407
5.350%, 11/01/2040	1,500	1,835
Ventas Realty‡
4.750%, 06/01/2021	2,500	2,766
Wachovia
7.575%, 08/01/2026	3,735	5,179
Wachovia Bank
6.600%, 01/15/2038	5,830	7,802
6.000%, 11/15/2017	300	360
5.850%, 02/01/2037	4,680	5,726
WEA Finance
7.125%, 04/15/2018 (A)	25	31
6.750%, 09/02/2019 (A)	2,090	2,588
Wells Fargo MTN
3.450%, 02/13/2023	2,395	2,426
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A)(B)	1,939	2,065

		602,925

Health Care — 4.2%
AbbVie
4.400%, 11/06/2042	5,975	6,076
Amgen
6.400%, 02/01/2039	3,400	4,298
5.750%, 03/15/2040	900	1,050
5.650%, 06/15/2042	2,490	2,928
5.375%, 05/15/2043	7,115	8,081
5.150%, 11/15/2041	5,390	5,902
4.950%, 10/01/2041	825	887
3.875%, 11/15/2021	1,225	1,332
AstraZeneca
6.450%, 09/15/2037	3,522	4,645
4.000%, 09/18/2042	1,825	1,776
Bristol-Myers Squibb
6.875%, 08/01/2097	1,800	2,612
Cardinal Health
3.200%, 03/15/2023	2,220	2,257
Catholic Health Initiatives
4.350%, 11/01/2042	8,136	8,194
Celgene
5.700%, 10/15/2040	4,547	5,217
Cigna
4.000%, 02/15/2022	3,930	4,245
Coventry Health Care
5.450%, 06/15/2021	500	589
Express Scripts Holding
6.125%, 11/15/2041	1,315	1,643
GlaxoSmithKline Capital
6.375%, 05/15/2038	4,635	6,283
Highmark
6.125%, 05/15/2041 (A)	3,205	3,055
Humana
4.625%, 12/01/2042	3,680	3,546
Johnson & Johnson
5.950%, 08/15/2037	795	1,064
5.850%, 07/15/2038	1,725	2,301
Kaiser Foundation Hospitals
4.875%, 04/01/2042	5,250	5,741
McKesson
2.700%, 12/15/2022	2,970	2,950
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,185

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	$1,845	$2,090
Merck MTN
6.550%, 09/15/2037	815	1,139
6.500%, 12/01/2033	395	552
5.850%, 06/30/2039	5,005	6,544
5.760%, 05/03/2037	2,236	2,934
3.600%, 09/15/2042	1,780	1,709
North Shore Long Island Jewish Health Care
4.800%, 11/01/2042	4,615	4,623
Novartis Capital
2.400%, 09/21/2022	3,105	3,074
NYU Hospitals Center
4.428%, 07/01/2042	4,230	4,108
Pfizer
7.200%, 03/15/2039	3,690	5,480
Roche Holdings
7.000%, 03/01/2039 (A)	7,570	11,063
St. Barnabas Health Care System
4.000%, 07/01/2028	4,375	4,312
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	3,700	3,697
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	3,010
UnitedHealth Group
6.875%, 02/15/2038	550	739
6.625%, 11/15/2037	1,855	2,413
6.500%, 06/15/2037	520	670
Watson Pharmaceuticals
3.250%, 10/01/2022	1,705	1,719
WellPoint
5.950%, 12/15/2034	776	916
4.650%, 01/15/2043	4,350	4,399
4.625%, 05/15/2042	150	150
WellPoint, Ser 2006-
5.850%, 01/15/2036	485	572
Wyeth
6.000%, 02/15/2036	2,985	3,845
5.950%, 04/01/2037	936	1,207
Yale-New Haven Hospital
4.366%, 07/01/2043	705	720

		159,542

Industrials — 4.3%
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	13	14
BAE Systems
5.800%, 10/11/2041 (A)	4,995	5,760
Boeing
8.625%, 11/15/2031	315	472
6.875%, 03/15/2039	531	756
6.625%, 02/15/2038	720	990
5.875%, 02/15/2040	3,385	4,309
Burlington Northern Santa Fe
6.200%, 08/15/2036	5,600	7,010
6.150%, 05/01/2037	1,070	1,351
5.750%, 05/01/2040	1,085	1,310
5.650%, 05/01/2017	2,830	3,330
4.400%, 03/15/2042	4,430	4,460
4.375%, 09/01/2042	3,100	3,139
3.450%, 09/15/2021	10	11

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caterpillar
5.200%, 05/27/2041	$1,035	$1,238
3.803%, 08/15/2042	4,158	4,011
Continental Airlines 2012-2 Class A Pass-Through Certificates
4.000%, 10/29/2024	2,940	3,036
Continental Airlines, Pass- Through Trust, Ser 2007-1
5.983%, 04/19/2022	5,286	5,980
Continental Airlines, Pass- Through Trust, Ser 2009-1
9.000%, 07/08/2016	5,417	6,243
CSX
6.000%, 10/01/2036	500	605
4.750%, 05/30/2042	6,735	7,007
DaimlerChrysler
8.500%, 01/18/2031	150	232
Deere
3.900%, 06/09/2042	2,390	2,407
FedEx
3.875%, 08/01/2042	9,167	8,610
Ford Motor
7.400%, 11/01/2046	5,905	7,607
4.750%, 01/15/2043	3,500	3,324
General Dynamics
3.600%, 11/15/2042	2,570	2,368
General Electric
4.125%, 10/09/2042	8,055	8,051
Lockheed Martin
4.070%, 12/15/2042 (A)	7,491	7,014
Norfolk Southern
6.000%, 03/15/2105	3,703	4,499
6.000%, 05/23/2111	9,295	11,413
5.590%, 05/17/2025	68	83
3.000%, 04/01/2022	2,225	2,274
2.903%, 02/15/2023 (A)	316	315
Northwest Airlines, Ser 1A-1
7.041%, 04/01/2022	271	306
Precision Castparts
2.500%, 01/15/2023	1,790	1,766
Republic Services
5.700%, 05/15/2041	4,455	5,250
3.550%, 06/01/2022	740	772
Union Pacific
6.625%, 02/01/2029	1,391	1,865
6.250%, 05/01/2034	50	63
5.780%, 07/15/2040	3,314	4,081
United Parcel Service
6.200%, 01/15/2038	250	337
3.625%, 10/01/2042	1,085	1,044
United Parcel Service of America
8.375%, 04/01/2020	325	479
United Technologies
6.125%, 07/15/2038	180	234
5.700%, 04/15/2040	9,285	11,635
4.500%, 06/01/2042	5,455	5,865
3.100%, 06/01/2022	1,985	2,076
US Airways Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/2023	1,887	2,165
Waste Management
4.600%, 03/01/2021	2,662	3,005

		160,172

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 1.5%
Applied Materials
5.850%, 06/15/2041	$3,184	$3,794
Cisco Systems
5.900%, 02/15/2039	1,350	1,709
5.500%, 01/15/2040	645	784
Corning
5.750%, 08/15/2040	555	648
eBay
4.000%, 07/15/2042	1,805	1,670
Fiserv
4.750%, 06/15/2021	2,090	2,267
Hewlett-Packard
6.000%, 09/15/2041	275	279
Intel
4.000%, 12/15/2032	11,620	11,466
International Business Machines
5.875%, 11/29/2032	510	663
4.000%, 06/20/2042	3,133	3,211
Juniper Networks
5.950%, 03/15/2041	4,430	4,954
Microsoft
4.500%, 10/01/2040	1,040	1,134
3.500%, 11/15/2042	8,451	7,919
2.125%, 11/15/2022	1,175	1,143
Motorola Solutions
7.500%, 05/15/2025	760	961
3.500%, 03/01/2023	2,390	2,353
Oracle
6.500%, 04/15/2038	4,990	6,762
5.375%, 07/15/2040	2,427	2,929

		54,646

Materials — 2.1%
ArcelorMittal
7.500%, 10/15/2039	5,655	5,862
7.250%, 03/01/2041	350	349
6.750%, 02/25/2022	400	440
Cliffs Natural Resources
5.900%, 03/15/2020	200	219
Dow Chemical
7.375%, 11/01/2029	1,801	2,388
4.375%, 11/15/2042	5,000	4,789
E.I. du Pont de Nemours
4.150%, 02/15/2043	2,680	2,755
Freeport-McMoRan Copper
5.450%, 03/15/2043	10,789	10,740
3.875%, 03/15/2023	6,330	6,326
International Paper
7.300%, 11/15/2039	400	531
6.000%, 11/15/2041	100	117
Newcrest Finance
5.750%, 11/15/2041 (A)	6,847	7,515
Newmont Mining
4.875%, 03/15/2042	9,686	9,563
Rio Tinto Finance USA
7.125%, 07/15/2028	400	550
5.200%, 11/02/2040	75	87
4.125%, 08/21/2042	1,800	1,775
Rohm & Haas
7.850%, 07/15/2029	755	1,044
Southern Copper
7.500%, 07/27/2035	2,824	3,492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Teck Resources
6.000%, 08/15/2040	$180	$196
5.400%, 02/01/2043	2,810	2,815
5.200%, 03/01/2042	1,550	1,514
Vale
5.625%, 09/11/2042	4,405	4,572
Vale Overseas
6.875%, 11/21/2036	2,545	3,002
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	5,706	6,082
5.300%, 10/25/2042	3,100	3,078

		79,801

Telecommunication Services — 3.4%
Alltel
7.875%, 07/01/2032	1,145	1,718
6.800%, 05/01/2029	480	649
America Movil
6.375%, 03/01/2035	525	644
4.375%, 07/16/2042	2,950	2,812
3.125%, 07/16/2022	1,225	1,219
AT&T
6.550%, 02/15/2039	3,175	3,990
6.500%, 09/01/2037	3,995	4,988
6.400%, 05/15/2038	580	714
6.300%, 01/15/2038	3,910	4,764
5.550%, 08/15/2041	10,115	11,408
5.350%, 09/01/2040	9,119	9,987
4.350%, 06/15/2045	3,168	2,980
4.300%, 12/15/2042	2,846	2,683
Bellsouth Capital Funding
7.875%, 02/15/2030	500	646
British Telecommunications
9.625%, 12/15/2030 (C)	2,670	4,148
CenturyLink
7.650%, 03/15/2042	4,035	3,939
5.800%, 03/15/2022	350	356
Deutsche Telekom International Finance
9.250%, 06/01/2032	725	1,126
8.750%, 06/15/2030	3,025	4,372
4.875%, 03/06/2042 (A)	5,100	5,193
France Telecom
8.500%, 03/01/2031	350	499
5.375%, 01/13/2042	2,105	2,256
GTE
6.940%, 04/15/2028	1,320	1,715
Koninklijke KPN
8.375%, 10/01/2030	1,920	2,535
Telecom Italia Capital
7.721%, 06/04/2038	1,650	1,728
7.200%, 07/18/2036	550	553
6.000%, 09/30/2034	3,375	3,094
Telefonica Emisiones SAU
7.045%, 06/20/2036	2,535	2,681
Verizon Communications
7.350%, 04/01/2039	2,890	4,030
6.400%, 02/15/2038	7,368	9,294
6.250%, 04/01/2037	760	940
6.000%, 04/01/2041	495	598
4.750%, 11/01/2041	5,075	5,230
3.850%, 11/01/2042	6,215	5,596
Verizon Global Funding
7.750%, 12/01/2030	650	920
7.750%, 06/15/2032	300	432

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vodafone Group
6.150%, 02/27/2037	$200	$241
4.375%, 02/19/2043	19,290	18,808

		129,486

Utilities — 7.4%
AGL Capital
5.875%, 03/15/2041	2,593	3,270
Arizona Public Services
8.000%, 12/30/2015	81	85
Baltimore Gas & Electric
5.200%, 06/15/2033	2,735	3,047
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,254
Bruce Mansfield Unit
6.850%, 06/01/2034	1,702	1,871
Cleco Power LLC
6.000%, 12/01/2040	3,625	4,252
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,434
6.300%, 08/15/2037	1,440	1,924
6.200%, 06/15/2036	75	99
3.950%, 03/01/2043	1,200	1,190
Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	1,954	879
Dominion Resources
6.300%, 03/15/2033	400	503
5.950%, 06/15/2035	150	186
5.250%, 08/01/2033	6,405	7,351
4.900%, 08/01/2041	6,923	7,688
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,907
5.300%, 02/15/2040	7,085	8,545
4.000%, 09/30/2042	2,050	2,058
3.050%, 08/15/2022	2,205	2,240
Duke Energy Indiana
6.350%, 08/15/2038	1,390	1,813
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,553
5.900%, 12/01/2021 (A)	750	888
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,353
Entergy Louisiana LLC
6.300%, 09/01/2035	300	300
4.440%, 01/15/2026	3,120	3,529
Entergy Texas
7.125%, 02/01/2019	1,435	1,784
Exelon Generation
6.250%, 10/01/2039	200	233
5.750%, 10/01/2041	6,231	6,879
5.600%, 06/15/2042	9,975	10,876
FirstEnergy, Ser C
7.375%, 11/15/2031	5,705	6,774
Florida Power
6.400%, 06/15/2038	500	668
6.350%, 09/15/2037	4,110	5,411
Florida Power & Light
5.960%, 04/01/2039	2,925	3,872
5.690%, 03/01/2040	5,000	6,428
5.400%, 09/01/2035	3,200	3,932
4.050%, 06/01/2042	1,000	1,028

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Power
5.950%, 02/01/2039	$3,850	$4,866
5.400%, 06/01/2040	7,610	8,989
4.300%, 03/15/2042	1,855	1,915
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	2,200	2,331
Iberdrola International BV
6.750%, 07/15/2036	620	677
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,589
4.875%, 11/01/2041 (A)	2,130	2,404
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	93	104
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,227
Kentucky Utilities
5.125%, 11/01/2040	1,965	2,348
KeySpan Gas East
5.819%, 04/01/2041	5,985	7,507
Metropolitan Edison
7.700%, 01/15/2019	350	453
MidAmerican Energy MTN
6.750%, 12/30/2031	730	981
5.800%, 10/15/2036	820	1,028
MidAmerican Energy Holdings
6.500%, 09/15/2037	5,640	7,398
6.125%, 04/01/2036	1,893	2,377
MidAmerican Funding
6.927%, 03/01/2029	170	226
Nevada Power
5.450%, 05/15/2041	550	667
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,921
4.500%, 06/01/2021	4,005	4,413
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,957
2.721%, 11/28/2022 (A)	700	688
Nisource Finance
5.950%, 06/15/2041	545	615
5.250%, 02/15/2043	1,670	1,772
Northern States Power
5.350%, 11/01/2039	2,695	3,309
3.400%, 08/15/2042	1,015	934
Oncor Electric Delivery
7.500%, 09/01/2038	600	847
5.300%, 06/01/2042	13,600	15,268
5.250%, 09/30/2040	2,165	2,406
4.550%, 12/01/2041	1,830	1,842
4.100%, 06/01/2022	2,310	2,506
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,324
6.250%, 03/01/2039	2,570	3,370
6.050%, 03/01/2034	3,675	4,715
5.800%, 03/01/2037	2,226	2,758
4.500%, 12/15/2041	1,660	1,778
PacifiCorp
6.000%, 01/15/2039	1,100	1,440
Pennsylvania Electric
6.150%, 10/01/2038	6,420	7,627
Petroleos Mexicanos
5.500%, 06/27/2044	3,000	3,082
5.500%, 06/27/2044	4,215	4,331
3.500%, 01/30/2023 (A)	1,000	980

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Progress Energy
7.050%, 03/15/2019	$2,780	$3,530
Public Service Electric & Gas MTN
3.650%, 09/01/2042	2,750	2,669
Public Service of Colorado
6.500%, 08/01/2038	725	1,004
6.250%, 09/01/2037	1,580	2,129
4.750%, 08/15/2041	2,400	2,745
Puget Sound Energy
5.795%, 03/15/2040	440	565
San Diego Gas & Electric
4.300%, 04/01/2042	1,375	1,493
Sempra Energy
6.000%, 10/15/2039	3,020	3,769
South Carolina Electric & Gas
6.050%, 01/15/2038	400	517
Southern California Edison
6.050%, 03/15/2039	4,355	5,758
Southern California Gas
3.750%, 09/15/2042	1,325	1,307
Southern Natural Gas
8.000%, 03/01/2032	655	929
7.350%, 02/15/2031	600	795
Southern Union
8.250%, 11/15/2029	1,825	2,331
Southwestern Electric Power
6.200%, 03/15/2040	5,095	6,277
Texas-New Mexico Power
9.500%, 04/01/2019	2,082	2,842
Union Electric
8.450%, 03/15/2039	2,405	4,009
Xcel Energy
4.800%, 09/15/2041	1	1

		276,744

Total Corporate Obligations (Cost $1,963,730) ($ Thousands)		2,168,743

MUNICIPAL BONDS — 5.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	4,610	6,275
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,624
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,935	4,971
City of Houston, Utility System Revenue, Ser A, RB Callable 05/15/19 @ 100
5.250%, 11/15/2033	320	367
City of New York, Build America Project, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	2,200	2,729
5.817%, 10/01/2031	2,950	3,437
City of Sacramento, RB
6.156%, 05/15/2036	100	124
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/2040	2,440	3,061
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,160	1,508

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dallas, Convention Center Hotel Development, RB
7.088%, 01/01/2042	$600	$769
Dallas, Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/21 @ 100
6.450%, 02/15/2035	3,415	4,206
Florida State, Department of Transportation, RB Callable 07/01/19 @ 100
6.800%, 07/01/2039	580	686
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	6,438
Las Vegas, Valley Water District, GO
7.013%, 06/01/2039	390	507
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,839
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	390	556
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	1,795	2,521
6.008%, 07/01/2039	5,000	6,390
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	4,145
Maryland State, Transportation Authority, RB
5.888%, 07/01/2043	320	421
Metropolitan New York, Transportation Authority, Build America Project, RB
6.814%, 11/15/2040	710	943
Michigan State University, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	1,300	1,593
Missouri, Joint Municipal Electric Utility Commission, RB
6.890%, 01/01/2042	600	762
New Hampshire, State Turnpike System, Build America Project, RB
6.009%, 11/01/2039	2,005	2,539
New Jersey, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	5,685	8,027
New York City, Municipal Water Finance Authority, Build America Project, RB
5.724%, 06/15/2042	1,320	1,694
5.440%, 06/15/2043	3,260	4,036

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/2042	$6,630	$7,996
New York City, Municipal Water Finance Authority, RB Callable 12/15/20 @ 100
5.375%, 06/15/2043	600	703
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/21 @ 100
5.000%, 06/15/2043	710	797
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,708
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	580	722
New York, State Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	4,029
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	7,207	9,822
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,785	3,262
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	124
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	725	813
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	3,000	2,996
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	6,060	8,022
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	3,157
State of California, Build America Project, GO
7.625%, 03/01/2040	4,200	6,127
7.600%, 11/01/2040	580	856
7.550%, 04/01/2039	8,235	11,976
7.500%, 04/01/2034	2,705	3,776
7.300%, 10/01/2039	3,700	5,169
State of California, GO
7.350%, 11/01/2039	4,010	5,636
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	745	902
6.630%, 02/01/2035	3,475	3,944
State of Illinois, Bulid America Project, GO
6.725%, 04/01/2035	380	435

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Illinois, GO
5.100%, 06/01/2033	$14,065	$13,865
State of New York, Build America Project, RB
5.770%, 03/15/2039	5,445	6,714
State of Texas, Build America Project, GO
5.517%, 04/01/2039	450	577
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	5,105	6,242
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	1,640	2,046
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,949
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	12,885	13,645
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	1,882

Total Municipal Bonds (Cost $177,895) ($ Thousands)		210,060

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
FFCB
5.750%, 05/11/2026	6,525	8,800
FHLB
5.625%, 06/11/2021	960	1,245
FHLMC
6.750%, 03/15/2031	1,080	1,627
3.386%, 12/17/2029 (D)	8,300	4,695
FICO STRIPS
4.450%, 03/26/2019 (D)	12,000	10,857
1.989%, 04/05/2019 (D)	1,500	1,358
FICO STRIPS, PO
1.702%, 09/26/2019	130	117
1.351%, 08/03/2018 (D)	20,000	18,619
0.000%, 12/27/2018 to
09/26/2019(D)	16,445	14,887
Residual Funding Corp. STRIPS
3.343%, 04/15/2030 (D)	14,210	8,315
1.762%, 07/15/2020 (D)	1,706	1,506
Tennessee Valley Authority
7.125%, 05/01/2030	11,165	17,035
5.880%, 04/01/2036	13,625	18,787
5.500%, 06/15/2038	465	613
5.375%, 04/01/2056	12,593	16,363
5.250%, 09/15/2039	6,530	8,390
4.875%, 01/15/2048	635	767
4.625%, 09/15/2060	7,645	8,733
3.500%, 12/15/2042	5,480	5,314

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038	$3,700	$1,432

Total U.S. Government Agency Obligations (Cost $138,780) ($ Thousands)		149,460

MORTGAGE-BACKED SECURITIES — 1.4%

Agency Mortgage-Backed Obligations — 0.9%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	366	408
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	618	696
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	5,470	5,839
FNMA
3.841%, 09/01/2020	3,864	4,330
3.762%, 12/01/2020	3,922	4,419
3.665%, 10/01/2020	3,928	4,359
3.583%, 09/01/2020	2,017	2,227
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	823	1,017
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	469	504
FNMA CMO, Ser 2007-68, IO
6.498%, 07/25/2037 (B)	190	26
GNMA ARM
1.750%, 06/20/2032 (B)	136	143
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	210	230
GNMA CMO, Ser 2009-8, Cl PS
6.098%, 08/16/2038 (B)	326	42
GNMA CMO, Ser 2010-4, Cl NS, IO
6.188%, 01/16/2040 (B)	343	57
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (D)	10,425	7,994

		32,291

Non-Agency Mortgage-Backed Obligations — 0.5%
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
3.720%, 08/25/2034 (A)(B)	2,089	1,909
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.428%, 07/25/2037 (A)(B)	1,670	1,258
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.271%, 08/25/2035 (B)	25	15
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.367%, 03/25/2035 (B)	166	113
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
6.092%, 03/19/2045 (B)	243	206

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2011- GC5, Cl A4
3.707%, 08/10/2044	$4,540	$4,959
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.317%, 11/19/2034 (B)	299	251
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.518%, 08/19/2045 (B)(C)	435	365
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
1.068%, 12/25/2034 (B)	150	112
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.348%, 08/25/2034 (B)	84	68
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.962%, 10/25/2034 (B)	120	117
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.538%, 09/25/2034 (B)	35	26
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
1.007%, 10/25/2036 (B)	18	14
JPMorgan Mortgage Trust, Ser 2005- A3, Cl 3A3
2.600%, 06/25/2035 (A)(B)	27	27
Morgan Stanley Capital I, Ser 2011- C3, Cl A4
4.118%, 07/15/2049	4,410	4,945
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	49	51
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	67	67
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.775%, 12/25/2034 (B)	99	100
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.758%, 01/25/2045 (B)	217	207
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.679%, 04/25/2036 (A)(B)	260	256
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,590	3,894

		18,960

Total Mortgage-Backed Securities (Cost $44,534) ($ Thousands)		51,251

ASSET-BACKED SECURITIES — 0.6%

Mortgage Related Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE1, Cl 1A2
0.422%, 12/25/2035 (B)	21	21
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	180	169

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
6.492%, 09/25/2036 (B)	$3,851	$2,077
Credit Suisse First Boston Mortgage Securities, Ser 2001- MH29, Cl A
5.600%, 09/25/2031	25	25
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.312%, 07/25/2037 (B)	7	7
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	18	18

		2,317

Other Asset-Backed Securities — 0.5%
Beacon Container Finance LLC, Ser 2012-1A, Cl A
3.720%, 09/20/2027	2,157	2,247
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/2027	3,142	3,231
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (B)	99	103
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027	2,197	2,279
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027	958	996
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/2025	1,802	1,847
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026	435	452
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026	2,750	2,797
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041	2,187	2,327
Triton Container Finance, Ser 2007-1A, Cl NOTE
0.428%, 02/26/2019 (B)	875	867
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027	2,960	3,076

		20,222

Total Asset-Backed Securities (Cost $21,842) ($ Thousands)		22,539

SOVEREIGN DEBT — 0.4%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (A)	1,300	1,492
Hydro-Quebec
8.500%, 12/01/2029	250	401
8.250%, 01/15/2027	225	342

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Bank for Reconstruction & Development MTN
3.408%, 10/31/2030(D)	$5,850	$3,005
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,842
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,880	3,874
United Mexican States MTN
6.050%, 01/11/2040	390	488
5.950%, 03/19/2019	1,300	1,578
5.750%, 10/12/2110	554	614

Total Sovereign Debt (Cost $13,248) ($ Thousands)		13,636

U.S. TREASURY OBLIGATIONS — 28.8%
U.S. Treasury Bills (D) (E)
0.052%, 04/04/2013	2,150	2,150
U.S. Treasury Bonds
6.250%, 05/15/2030	17,130	25,869
6.125%, 08/15/2029	47,554	70,454
5.500%, 08/15/2028	2,580	3,572
5.375%, 02/15/2031	85,385	118,832
5.250%, 11/15/2028	2,650	3,586
5.250%, 02/15/2029	13,035	17,662
4.500%, 05/15/2038	7,000	8,962
4.500%, 08/15/2039	25	32
4.375%, 02/15/2038	7,350	9,236
4.250%, 05/15/2039	5,400	6,672
4.250%, 11/15/2040	8,820	10,904
3.875%, 08/15/2040	29,835	34,702
3.750%, 08/15/2041	4,430	5,035
3.500%, 02/15/2039	8,000	8,747
3.125%, 11/15/2041	289,400	292,611
3.125%, 02/15/2042	40,399	40,803
3.000%, 05/15/2042	10,770	10,595
2.750%, 08/15/2042	264,296	246,332
2.750%, 11/15/2042	112,671	104,872
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2041	8,802	12,660
1.250%, 04/15/2014	2,262	2,345
U.S. Treasury Notes
2.125%, 08/15/2021	9,803	10,217
2.000%, 02/15/2023	19,695	19,895
U.S. Treasury STRIPS
2.760%, 05/15/2030	18,900	11,526
2.638%, 11/15/2027(D)	8,300	5,575
3.295%, 05/15/2039(D)	500	215

Total U.S. Treasury Obligations (Cost $1,075,000) ($ Thousands)		1,084,061

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% * †	56,404,235	56,404

Total Cash Equivalent (Cost $56,404) ($ Thousands)		56,404

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 0.2%
RBS Holdings USA
0.380%, 03/19/2013 (A) (D)	$8,970	$8,969

Total Commercial Paper (Cost $8,968) ($ Thousands)		8,969

Total Investments — 100.3% (Cost $3,500,401) ($ Thousands) ††		$3,765,123

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(880)	Jun-2013	$(100)
U.S. 2-Year Treasury Note	(158)	Jun-2013	(3)
U.S. 5-Year Treasury Note	(1,534)	Jun-2013	(620)
U.S. Long Treasury Bond	326	Jun-2013	709
U.S. Ultra Long Treasury Bond	603	Jul-2013	647

			$633

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at February 28, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized (Depreciation) ($Thousands)
JPMorgan Chase Bank	GOLDMAN SACHS GROUP, INC.	BUY	1.00	09/20/16	$5,000	$(266)

						$(266)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	2.48%	3 Month LIBOR	11/15/27	$2,605	$(21)
Barclays Bank PLC	2.42%	3 Month LIBOR	11/15/27	2,630	3
Citigroup	2.71%	3-Month LIBOR	08/15/42	5,255	253

					$235

For the period ended February 28, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,753,845 ($ Thousands).

*	Rate shown is the 7-day effective yield as of February 28, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $3,500,401 ($ Thousands), and the unrealized appreciation and depreciation were $293,126 ($ Thousands) and $(28,404) ($ Thousands), respectively.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

MTN — Medium Term Note

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,168,743	$—	$2,168,743
U.S. Treasury Obligations	—	1,084,061	—	1,084,061
U.S. Government Agency
Obligations	—	149,460	—	149,460
Mortgage-Backed
Securities	—	51,251	—	51,251
Asset-Backed Securities	—	22,539	—	22,539
Sovereign Debt	—	13,636	—	13,636
Commercial Paper	—	8,969	—	8,969
Municipal Bonds	—	210,060	—	210,060
Cash Equivalent	56,404	—	—	56,404

Total Investments in Securities	$56,404	$3,708,719	$—	$3,765,123

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$633	$—	$—	$633
Credit Default Swap*	—	(266)	—	(266)
Interest Rate Swaps*	—	235	—	235

Total Other Financial Instruments	$633	$(31)	$—	$602

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2013

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 90.6%

Consumer Discretionary — 9.7%
CBS
4.850%, 07/01/2042	$2,150	$2,114
Comcast
7.050%, 03/15/2033	900	1,197
6.950%, 08/15/2037	1,805	2,456
6.550%, 07/01/2039	2,445	3,178
6.450%, 03/15/2037	5,595	7,179
6.400%, 05/15/2038	6,400	8,201
4.650%, 07/15/2042	2,810	2,921
4.250%, 01/15/2033	3,220	3,264
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,380	2,093
COX Communications
8.375%, 03/01/2039 (A)	400	591
6.950%, 06/01/2038	1,700	2,199
5.450%, 12/15/2014	8	9
4.700%, 12/15/2042 (A)	3,800	3,706
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	3,546	4,791
DIRECTV Holdings
6.375%, 03/01/2041	1,865	2,046
6.350%, 03/15/2040	2,440	2,690
5.150%, 03/15/2042	7,090	6,824
Discovery Communications
4.950%, 05/15/2042	700	724
Ford Motor
7.400%, 11/01/2046	3,390	4,367
4.750%, 01/15/2043	1,770	1,681
Home Depot
5.950%, 04/01/2041	2,250	2,937
Lowe’s MTN
7.110%, 05/15/2037	1,892	2,564
5.800%, 10/15/2036	1,000	1,205
5.125%, 11/15/2041	2,580	2,878
4.650%, 04/15/2042	320	336
Macy’s Retail Holdings
7.450%, 07/15/2017	40	49
McDonald’s MTN
6.300%, 03/01/2038	2,500	3,409
4.875%, 07/15/2040	650	755
3.700%, 02/15/2042	745	732
NBC Universal Media
5.950%, 04/01/2041	5,080	6,277
4.450%, 01/15/2043	1,000	1,020
4.375%, 04/01/2021	65	73
News America
8.150%, 10/17/2036	1,181	1,569
7.430%, 10/01/2026	1,450	1,837
7.125%, 04/08/2028	400	491
6.900%, 08/15/2039 (A)	1,500	1,935
6.750%, 01/09/2038	3,825	4,641
6.650%, 11/15/2037	6,220	7,740
6.400%, 12/15/2035	2,000	2,438
6.150%, 02/15/2041	2,795	3,408
Target
7.000%, 01/15/2038	4,160	5,931
6.650%, 08/01/2028	325	422

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TCI Communications
7.875%, 02/15/2026	$900	$1,242
Time Warner
7.700%, 05/01/2032	3,470	4,771
7.625%, 04/15/2031	4,320	5,863
6.250%, 03/29/2041	3,256	3,890
5.375%, 10/15/2041	13,475	14,523
4.900%, 06/15/2042	900	920
Time Warner Cable
8.250%, 02/14/2014	75	80
7.300%, 07/01/2038	100	125
6.550%, 05/01/2037	30	35
5.875%, 11/15/2040	9,680	10,397
5.500%, 09/01/2041	7,610	7,973
4.500%, 09/15/2042	2,945	2,682
Time Warner Entertainment
8.375%, 07/15/2033	4,175	5,855
Viacom
4.375%, 03/15/2043	6,791	6,326
Wal-Mart Stores
5.625%, 04/01/2040	4,500	5,652
5.000%, 10/25/2040	13,180	15,207
Walt Disney MTN
4.125%, 12/01/2041	100	104
2.350%, 12/01/2022	1,970	1,930
Yum! Brands
6.875%, 11/15/2037	1,440	1,906

		204,359

Consumer Staples — 7.9%
Ahold Finance USA
6.875%, 05/01/2029	635	821
Altria Group
10.200%, 02/06/2039	1,500	2,542
9.950%, 11/10/2038	910	1,513
4.250%, 08/09/2042	65	62
Anheuser-Busch
6.450%, 09/01/2037	2,300	3,079
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	1,200	1,172
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,880	3,010
8.000%, 11/15/2039	610	965
6.375%, 01/15/2040	210	283
3.750%, 07/15/2042	6,795	6,415
Bestfoods
7.250%, 12/15/2026	170	247
Bowdoin College
4.693%, 07/01/2112	5,275	4,849
Campbell Soup
3.800%, 08/02/2042	1,735	1,575
Cargill
4.100%, 11/01/2042 (A)	1,750	1,689
Catholic Health Initiatives
4.350%, 11/01/2042	2,525	2,543
ConAgra Foods
6.625%, 08/15/2039 (A)	2,500	3,110
4.650%, 01/25/2043	7,511	7,537
CVS Caremark
6.250%, 06/01/2027	2,210	2,864
6.125%, 09/15/2039	3,690	4,655
5.750%, 05/15/2041	3,250	3,962

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Diageo Capital
5.875%, 09/30/2036	$485	$609
Diageo Investment
4.250%, 05/11/2042	1,130	1,171
Energizer Holdings
4.700%, 05/19/2021	670	716
Estee Lauder
3.700%, 08/15/2042	3,335	3,104
General Mills
5.400%, 06/15/2040	505	602
4.150%, 02/15/2043	1,855	1,862
Heineken
4.000%, 10/01/2042	4,330	4,136
2.750%, 04/01/2023 (A)	1,000	974
Johns Hopkins University
4.083%, 07/01/2053	2,000	2,081
Kellogg
3.125%, 05/17/2022	1,135	1,166
Kimberly-Clark
5.300%, 03/01/2041	555	686
Kraft Foods Group
5.000%, 06/04/2042	7,975	8,705
Kroger
5.000%, 04/15/2042	1,705	1,737
Lorillard Tobacco
7.000%, 08/04/2041	3,475	4,215
Mead Johnson Nutrition
5.900%, 11/01/2039	620	742
Molson Coors Brewing
5.000%, 05/01/2042	1,400	1,509
Mondelez International
7.000%, 08/11/2037	1,045	1,419
6.875%, 02/01/2038	5,170	6,961
6.875%, 01/26/2039	1,375	1,843
6.500%, 02/09/2040	7,875	10,307
Pepsi Bottling Group
7.000%, 03/01/2029	350	489
PepsiCo
5.500%, 01/15/2040	2,145	2,620
4.875%, 11/01/2040	1,300	1,476
4.000%, 03/05/2042	6,245	6,236
3.000%, 08/25/2021	16	17
2.750%, 03/05/2022	415	421
Pernod-Ricard
5.500%, 01/15/2042 (A)	1,750	1,992
Philip Morris International
6.375%, 05/16/2038	420	542
4.500%, 03/20/2042	5,540	5,810
4.125%, 03/04/2043	4,220	4,098
3.875%, 08/21/2042	1,590	1,493
President and Fellows of Harvard College
5.625%, 10/01/2038	1,390	1,802
SABMiller
5.700%, 01/15/2014 (A)	15	16
SABMiller Holdings
4.950%, 01/15/2042 (A)	5,915	6,570
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,750
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	2,210	2,209

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tufts University
5.017%, 04/15/2112	$3,314	$3,631
Unilever Capital
5.900%, 11/15/2032	1,225	1,633
University of Notre Dame
3.720%, 03/01/2043	2,000	1,928
Wal-Mart Stores
7.550%, 02/15/2030	1,010	1,466
6.500%, 08/15/2037	855	1,168
5.625%, 04/15/2041	7,620	9,626
Yale-New Haven Hospital
4.366%, 07/01/2043	510	521

		164,952

Energy — 12.0%
Anadarko Petroleum
6.450%, 09/15/2036	2,000	2,453
Apache
6.900%, 09/15/2018	10	13
5.100%, 09/01/2040	3,525	3,823
4.750%, 04/15/2043	2,290	2,372
4.250%, 01/15/2044	6,165	5,930
BG Energy Capital
5.125%, 10/15/2041 (A)	5,540	6,280
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,439
6.250%, 03/15/2038	1,500	1,830
Cenovus Energy
6.750%, 11/15/2039	5,755	7,583
4.450%, 09/15/2042	770	763
CNOOC Finance 2012
3.875%, 05/02/2022 (A)	2,500	2,621
Conoco Funding
7.250%, 10/15/2031	890	1,285
6.950%, 04/15/2029	1,840	2,529
ConocoPhillips
6.500%, 02/01/2039	9,750	13,408
5.900%, 05/15/2038	2,400	3,102
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,319
Devon Energy
7.950%, 04/15/2032	715	994
6.300%, 01/15/2019	50	61
5.600%, 07/15/2041	2,620	2,902
4.750%, 05/15/2042	1,940	1,922
Devon Financing
7.875%, 09/30/2031	145	201
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	5,078
El Paso Natural Gas
8.375%, 06/15/2032	1,320	1,876
7.500%, 11/15/2026	725	996
Encana
6.625%, 08/15/2037	705	845
5.150%, 11/15/2041	1,220	1,241
Energy Transfer Partners
5.150%, 02/01/2043	6,555	6,586
Eni
5.700%, 10/01/2040 (A)	2,120	2,240
Eni USA
7.300%, 11/15/2027	1,515	2,048

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Products Operating
6.650%, 10/15/2034	$2,760	$3,438
5.950%, 02/01/2041	85	100
5.700%, 02/15/2042	6,280	7,108
4.850%, 08/15/2042	1,840	1,878
4.450%, 02/15/2043	1,040	1,010
Gazprom OAO Via Gaz Capital
4.950%, 02/06/2028	1,250	1,248
Gulf South Pipeline
4.000%, 06/15/2022	2,650	2,796
Halliburton
7.600%, 08/15/2096	755	1,109
Hess
7.875%, 10/01/2029	3,500	4,514
5.600%, 02/15/2041	1,860	1,975
Husky Energy
6.800%, 09/15/2037	1,655	2,170
Kinder Morgan Energy Partners MTN
6.950%, 01/15/2038	1,700	2,152
6.375%, 03/01/2041	4,200	5,059
5.000%, 08/15/2042	90	92
3.950%, 09/01/2022	975	1,034
Marathon Oil
6.600%, 10/01/2037	2,365	2,954
2.800%, 11/01/2022	1,225	1,189
Marathon Petroleum
6.500%, 03/01/2041	4,100	5,152
Motiva Enterprises
6.850%, 01/15/2040 (A)	6,870	9,255
Nexen
7.500%, 07/30/2039	4,800	6,879
Noble Energy
4.150%, 12/15/2021	855	935
Noble Holding International
3.950%, 03/15/2022	11	11
ONEOK Partners
6.850%, 10/15/2037	135	169
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,000	1,242
Petrobras International Finance
6.750%, 01/27/2041	1,650	1,904
Petro-Canada
7.875%, 06/15/2026	20	28
6.800%, 05/15/2038	1,745	2,305
Petroleos Mexicanos
5.500%, 06/27/2044	2,235	2,296
3.500%, 01/30/2023 (A)	1,000	980
Phillips 66
5.875%, 05/01/2042	7,025	8,355
Plains All American Pipeline
5.150%, 06/01/2042	1,000	1,094
Pride International
7.875%, 08/15/2040	2,962	4,273
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)	750	748
Schlumberger Investment
3.300%, 09/14/2021 (A)	850	903
Shell International Finance
6.375%, 12/15/2038	3,585	4,973
5.500%, 03/25/2040	2,500	3,136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	$1,750	$1,856
Spectra Energy Capital
6.750%, 02/15/2032	1,550	1,848
Spectra Energy Capital LLC
3.300%, 03/15/2023	3,200	3,184
Statoil
6.500%, 12/01/2028	1,105	1,468
5.250%, 04/15/2019	50	60
3.150%, 01/23/2022	1,005	1,063
2.450%, 01/17/2023	3,325	3,268
Suncor Energy
7.150%, 02/01/2032	625	826
6.850%, 06/01/2039	1,640	2,199
6.500%, 06/15/2038	2,340	3,014
Talisman Energy
6.250%, 02/01/2038	2,310	2,585
5.500%, 05/15/2042	2,500	2,620
Tennessee Gas Pipeline
8.375%, 06/15/2032	4,000	5,684
7.000%, 10/15/2028	3,590	4,863
Texas Eastern Transmission
7.000%, 07/15/2032	1,000	1,348
2.800%, 10/15/2022 (A)	2,470	2,462
Total Capital International
2.700%, 01/25/2023	2,475	2,483
TransCanada Pipelines
7.625%, 01/15/2039	1,300	1,904
7.250%, 08/15/2038	1,490	2,090
6.100%, 06/01/2040	2,705	3,488
Transcontinental Gas Pipeline
7.250%, 12/01/2026	880	1,233
5.400%, 08/15/2041	1,370	1,565
4.450%, 08/01/2042	1,525	1,523
Valero Energy
10.500%, 03/15/2039	2,130	3,422
6.625%, 06/15/2037	2,000	2,454
6.125%, 02/01/2020	1,574	1,907
Weatherford International
5.950%, 04/15/2042	6,610	6,834
Williams
7.750%, 06/15/2031	2,568	3,226
7.500%, 01/15/2031	60	74
Williams Partners
4.000%, 11/15/2021	375	394

		251,149

Financials — 25.1%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,840	2,018
ACE INA Holdings
6.700%, 05/15/2036	2,960	4,018
Aflac
6.900%, 12/17/2039	4,000	5,282
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	6,140	8,241
Alexandria Real Estate Equities ‡
4.600%, 04/01/2022	2,150	2,322
Allstate
5.550%, 05/09/2035	185	222
5.200%, 01/15/2042	5,220	6,129

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alta Wind Holdings
7.000%, 06/30/2035 (A)	$1,957	$2,082
American Express
4.050%, 12/03/2042 (A)	4,191	4,079
American Express Credit MTN
2.800%, 09/19/2016	33	35
American International Group
8.175%, 05/15/2058 (B)	1,560	2,061
Anadarko Finance
7.500%, 05/01/2031	4,885	6,451
Assurant
6.750%, 02/15/2034	1,750	1,937
Bank of America MTN
6.000%, 10/15/2036	7,380	8,957
5.000%, 05/13/2021	5,450	6,148
3.300%, 01/11/2023	6,295	6,275
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	57
4.150%, 02/01/2021	50	56
Barclays Bank
5.200%, 07/10/2014	150	159
2.750%, 02/23/2015	100	104
Bear Stearns
6.400%, 10/02/2017	3,760	4,525
Berkshire Hathaway
4.500%, 02/11/2043	3,525	3,549
3.750%, 08/15/2021	98	106
3.400%, 01/31/2022	116	122
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,455	2,914
4.400%, 05/15/2042	5,000	4,969
2.450%, 12/15/2015	13	14
Blackstone Holdings Finance
6.625%, 08/15/2019 (A)	2,946	3,540
6.250%, 08/15/2042	3,615	4,149
Boston Properties ‡
3.850%, 02/01/2023	1,750	1,853
BRE Properties ‡
5.500%, 03/15/2017	750	852
Camden Property Trust ‡
4.625%, 06/15/2021	2,500	2,810
CDP Financial
5.600%, 11/25/2039 (A)	4,795	5,816
Chase Capital VI
0.924%, 08/01/2028 (B)	1,695	1,411
Chubb
6.500%, 05/15/2038	3,275	4,494
Citigroup
8.125%, 07/15/2039	1,145	1,700
6.875%, 03/05/2038	11,875	15,825
6.875%, 02/15/2098	2,545	2,900
6.125%, 08/25/2036	3,170	3,589
5.875%, 05/29/2037	5,141	6,128
5.850%, 12/11/2034	142	167
5.500%, 02/15/2017	3,325	3,734
3.375%, 03/01/2023	1,600	1,616
CNA Financial
5.875%, 08/15/2020	25	30
Commonwealth Bank of Australia
5.000%, 10/15/2019 (A)	2,500	2,936

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/2110 (A)	$4,875	$5,578
5.250%, 05/24/2041	255	293
4.500%, 01/11/2021	75	84
3.875%, 02/08/2022	125	133
Credit Suisse NY MTN
5.400%, 01/14/2020	270	303
DDR ‡
4.625%, 07/15/2022	1,610	1,740
Deutsche Bank Financial MTN
5.375%, 03/02/2015	25	27
Devon OEI Operating
7.500%, 09/15/2027	735	1,038
Discover Bank
8.700%, 11/18/2019	474	634
7.000%, 04/15/2020	250	310
Discover Financial Services
3.850%, 11/21/2022	1,526	1,561
Duke Realty ‡
3.875%, 10/15/2022	925	950
Eaton
4.000%, 11/02/2032 (A)	4,460	4,455
ERP Operating ‡
4.625%, 12/15/2021	55	62
Farmers Exchange Capital
7.050%, 07/15/2028 (A)	5,000	6,283
Farmers Insurance Exchange
8.625%, 05/01/2024 (A)	250	337
Fifth Third Bancorp
8.250%, 03/01/2038	1,310	1,828
FMR
6.500%, 12/14/2040 (A)	1,000	1,242
FMR LLC
5.150%, 02/01/2043	750	772
Ford Holdings LLC
9.300%, 03/01/2030	2,085	2,936
General Electric Capital MTN
6.875%, 01/10/2039	13,975	18,423
6.750%, 03/15/2032	9,880	12,645
6.000%, 08/07/2019	150	183
5.875%, 01/14/2038	15,545	18,262
5.625%, 09/15/2017	125	147
5.625%, 05/01/2018	200	237
4.625%, 01/07/2021	650	735
Goldman Sachs Group
6.750%, 10/01/2037	12,190	13,821
6.250%, 09/01/2017	600	708
6.250%, 02/01/2041	6,665	8,086
6.150%, 04/01/2018	1,100	1,300
6.125%, 02/15/2033	9,585	11,274
5.950%, 01/15/2027	4,275	4,751
5.375%, 03/15/2020	175	201
5.250%, 07/27/2021	123	140
3.700%, 08/01/2015	55	58
3.625%, 01/22/2023	1,785	1,802
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	3,500	4,742

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hartford Financial Services Group
6.625%, 03/30/2040	$3,309	$4,232
6.625%, 04/15/2042	3,065	3,961
6.100%, 10/01/2041	2,620	3,175
5.950%, 10/15/2036	1,300	1,520
HBOS MTN
6.750%, 05/21/2018 (A)	2,000	2,216
HCP ‡
6.750%, 02/01/2041	4,500	5,868
3.150%, 08/01/2022	100	99
Health Care ‡
6.500%, 03/15/2041	2,125	2,527
5.125%, 03/15/2043	5,300	5,240
3.750%, 03/15/2023	3,404	3,434
Healthcare Realty Trust ‡
5.750%, 01/15/2021	1,275	1,430
Heathrow Funding
4.875%, 07/15/2021 (A)	2,500	2,774
HSBC Bank
4.750%, 01/19/2021	150	172
HSBC Bank USA
7.000%, 01/15/2039	1,825	2,457
5.875%, 11/01/2034	235	276
5.625%, 08/15/2035	1,785	2,024
HSBC Finance
6.676%, 01/15/2021 (A)	1,660	1,986
HSBC Holdings
6.800%, 06/01/2038	2,240	2,916
6.500%, 09/15/2037	5,790	7,260
6.100%, 01/14/2042	265	342
5.100%, 04/05/2021	2,000	2,330
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	1,115	1,391
JPMorgan Chase
6.400%, 05/15/2038	3,548	4,643
5.600%, 07/15/2041	3,000	3,620
5.400%, 01/06/2042	9,570	11,286
4.500%, 01/24/2022	460	512
JPMorgan Chase Capital XXI
1.248%, 02/02/2037 (B)	1,000	780
KKR Group Finance
6.375%, 09/29/2020 (A)	2,796	3,288
KKR Group Finance II LLC
5.500%, 02/01/2043	4,371	4,303
Liberty Mutual Group
6.500%, 05/01/2042 (A)	6,682	7,585
Lincoln National
6.300%, 10/09/2037	220	270
6.150%, 04/07/2036	95	114
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	2,500	2,798
5.000%, 02/22/2017 (A)	65	71
Macquarie Group
7.300%, 08/01/2014	50	54
6.250%, 01/14/2021	40	44
6.000%, 01/14/2020 (A)	100	109
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	4,035	6,258
5.375%, 12/01/2041 (A)	1,100	1,253

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch
7.750%, 05/14/2038	$1,770	$2,391
6.110%, 01/29/2037	2,265	2,583
MetLife
10.750%, 08/01/2039	405	622
7.800%, 11/01/2025	2,000	2,776
6.500%, 12/15/2032	350	449
6.400%, 12/15/2036	2,000	2,162
6.375%, 06/15/2034	320	409
5.875%, 02/06/2041	4,145	5,085
MetLife Global Funding I MTN
3.125%, 01/11/2016	100	106
Morgan Stanley
7.250%, 04/01/2032	2,035	2,621
6.625%, 04/01/2018	2,700	3,213
6.375%, 07/24/2042	8,320	10,163
6.250%, 08/28/2017	200	232
6.250%, 08/09/2026	190	226
6.000%, 04/28/2015	100	109
5.950%, 12/28/2017	100	116
5.375%, 10/15/2015	2,500	2,729
3.750%, 02/25/2023	2,405	2,429
National Australia Bank
3.750%, 03/02/2015	100	106
3.000%, 07/27/2016 (A)	150	159
National City
4.900%, 01/15/2015	50	54
Nationwide Mutual Insurance
9.375%, 08/15/2039	550	799
6.600%, 04/15/2034 (A)	1,767	1,829
New York Life Global Funding
5.375%, 09/15/2013 (A)	50	51
2.450%, 07/14/2016 (A)	50	53
New York Life Insurance
6.750%, 11/15/2039 (A)	10,095	13,587
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	5,155	6,544
Pacific Life Insurance
9.250%, 06/15/2039 (A)	25	37
PNC Funding
6.700%, 06/10/2019	100	127
5.125%, 02/08/2020	575	676
Post Apartment Homes
3.375%, 12/01/2022	1,100	1,093
Principal Financial Group
4.625%, 09/15/2042	3,630	3,759
Prudential Financial MTN
6.625%, 12/01/2037	2,300	2,912
6.625%, 06/21/2040	1,000	1,271
6.200%, 11/15/2040	895	1,091
5.700%, 12/14/2036	2,325	2,653
Prudential Holdings
8.695%, 12/18/2023	3,500	4,509
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,330	1,821
Raymond James Financial
5.625%, 04/01/2024	1,950	2,206
Realty Income ‡
3.250%, 10/15/2022	2,775	2,724

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Simon Property Group ‡
10.350%, 04/01/2019	$1,995	$2,889
6.750%, 02/01/2040	3,000	4,054
4.750%, 03/15/2042	2,395	2,539
4.375%, 03/01/2021	100	112
SL Green Realty ‡
5.000%, 08/15/2018	3,000	3,268
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	2,581	2,514
Sydney Airport Finance Pty
3.900%, 03/22/2023	2,500	2,527
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,690	6,280
Toyota Motor Credit MTN
3.400%, 09/15/2021	1,710	1,836
Travelers
6.250%, 06/15/2037	245	327
5.350%, 11/01/2040	1,900	2,324
Travelers Property Casualty
6.375%, 03/15/2033	290	389
UBS MTN
5.750%, 04/25/2018	100	119
US Bancorp
4.125%, 05/24/2021	22	25
Ventas Realty ‡
4.750%, 06/01/2021	2,000	2,213
Wachovia
7.575%, 08/01/2026	2,375	3,293
5.750%, 06/15/2017	150	176
5.750%, 02/01/2018	350	418
Wachovia Bank MTN
6.600%, 01/15/2038	6,910	9,247
6.180%, 02/15/2036	1,401	1,677
5.850%, 02/01/2037	865	1,058
WEA Finance
6.750%, 09/02/2019	3,000	3,715
Weingarten Realty Investors ‡
3.375%, 10/15/2022	1,884	1,852
Wells Fargo MTN
4.600%, 04/01/2021	100	114
3.500%, 03/08/2022	525	554
3.450%, 02/13/2023	1,455	1,473
Wells Fargo Bank
5.950%, 08/26/2036	1,400	1,728
Weyerhaeuser ‡
7.375%, 03/15/2032	500	623
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A)(B)	2,500	2,662

		525,569

Health Care — 6.5%
AbbVie
4.400%, 11/06/2042	6,610	6,722
Aetna
2.750%, 11/15/2022	1,370	1,337
Amgen
6.900%, 06/01/2038	1,575	2,107
5.750%, 03/15/2040	35	41
5.650%, 06/15/2042	4,360	5,127
5.375%, 05/15/2043	3,615	4,106
5.150%, 11/15/2041	10,020	10,972

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AstraZeneca
6.450%, 09/15/2037	$3,745	$4,938
4.000%, 09/18/2042	1,580	1,538
Becton Dickinson
3.125%, 11/08/2021	385	402
Bristol-Myers Squibb
6.875%, 08/01/2097	1,435	2,082
Cardinal Health
4.600%, 03/15/2043	2,138	2,195
Celgene
5.700%, 10/15/2040	2,500	2,868
Eli Lilly
7.125%, 06/01/2025	410	573
Express Scripts Holding
6.125%, 11/15/2041	2,070	2,586
GlaxoSmithKline Capital
6.375%, 05/15/2038	575	779
2.850%, 05/08/2022	5,090	5,173
Highmark
6.125%, 05/15/2041	1,000	953
4.750%, 05/15/2021	1,330	1,324
Humana
4.625%, 12/01/2042	2,620	2,524
Johnson & Johnson
5.950%, 08/15/2037	1,040	1,392
5.850%, 07/15/2038	1,500	2,001
Kaiser Foundation Hospitals
4.875%, 04/01/2042	4,000	4,374
Mayo Clinic Rochester
3.774%, 11/15/2043	2,000	1,920
McKesson
2.700%, 12/15/2022	3,080	3,060
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,133
Merck
6.550%, 09/15/2037	1,350	1,887
6.500%, 12/01/2033	490	685
5.850%, 06/30/2039	3,465	4,531
5.760%, 05/03/2037	1,100	1,443
3.600%, 09/15/2042	2,800	2,688
North Shore Long Island Jewish Health Care
4.800%, 11/01/2042	2,400	2,404
Novartis Capital
3.700%, 09/21/2042	830	811
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,574
Pfizer
7.200%, 03/15/2039	3,530	5,243
Roche Holdings
7.000%, 03/01/2039	9,350	13,664
St. Barnabas Health Care System
4.000%, 07/01/2028	2,240	2,208
Thermo Fisher Scientific
3.150%, 01/15/2023	3,340	3,329

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UnitedHealth Group
6.875%, 02/15/2038	$1,411	$1,895
6.625%, 11/15/2037	2,500	3,252
6.500%, 06/15/2037	365	470
5.950%, 02/15/2041	215	265
5.800%, 03/15/2036	325	387
5.700%, 10/15/2040	1,005	1,193
4.375%, 03/15/2042	70	71
3.950%, 10/15/2042	1,180	1,114
Watson Pharmaceuticals
3.250%, 10/01/2022	760	766
WellPoint
5.950%, 12/15/2034	697	823
5.875%, 06/15/2017	50	59
4.650%, 01/15/2043	5,480	5,542
2.375%, 02/15/2017	20	21
WellPoint, Ser 2006-
5.850%, 01/15/2036	670	790
Wyeth
6.000%, 02/15/2036	535	689
5.950%, 04/01/2037	4,625	5,961

		136,992

Industrials — 6.0%
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	9	10
BAE Systems
5.800%, 10/11/2041 (A)	3,565	4,111
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	16
Boeing
6.875%, 03/15/2039	600	854
6.625%, 02/15/2038	800	1,100
5.875%, 02/15/2040	1,990	2,533
Burlington Northern Santa Fe
7.290%, 06/01/2036	1,333	1,828
6.150%, 05/01/2037	3,140	3,964
4.400%, 03/15/2042	7,040	7,088
Caterpillar
5.200%, 05/27/2041	640	766
3.803%, 08/15/2042	3,126	3,016
Continental Airlines
5.983%, 04/19/2022	4,920	5,566
Continental Airlines 2012-2 Class A Pass-Through Certificates
4.000%, 10/29/2024	825	852
CSX
4.750%, 05/30/2042	5,625	5,852
DaimlerChrysler
8.500%, 01/18/2031	800	1,238
Deere
3.900%, 06/09/2042	1,810	1,823
Delta Air Lines, Pass-Through Trust, Ser 2009-1, Cl A
7.750%, 12/17/2019	1,124	1,299
FedEx
3.875%, 08/01/2042	4,937	4,637
General Dynamics
3.600%, 11/15/2042	3,642	3,356
General Electric
4.125%, 10/09/2042	6,155	6,152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honeywell International
5.700%, 03/15/2037	$300	$383
5.375%, 03/01/2041	295	368
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,753
6.750%, 09/01/2016 (A)	3,700	4,181
Lockheed Martin
4.850%, 09/15/2041	2,185	2,286
4.070%, 12/15/2042 (A)	4,472	4,187
Norfolk Southern
6.000%, 03/15/2105	2,045	2,485
6.000%, 05/23/2111	6,025	7,398
5.590%, 05/17/2025	37	45
3.000%, 04/01/2022	1,380	1,410
2.903%, 02/15/2023 (A)	223	222
Pitney Bowes
6.250%, 03/15/2019	15	17
Precision Castparts
3.900%, 01/15/2043	570	566
Raytheon
4.700%, 12/15/2041	300	328
Republic Services
5.700%, 05/15/2041	5,750	6,776
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	130
Stanley Black & Decker
2.900%, 11/01/2022	1,430	1,431
Union Pacific
6.625%, 02/01/2029	1,345	1,804
5.780%, 07/15/2040 (A)	3,350	4,126
4.163%, 07/15/2022	108	121
United Parcel Service
3.625%, 10/01/2042	650	626
United Technologies
5.700%, 04/15/2040	5,480	6,867
4.500%, 06/01/2042	12,385	13,317
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,500	2,788
Waste Management
7.750%, 05/15/2032	200	276
7.375%, 03/11/2019	25	32
7.100%, 08/01/2026	130	173
6.125%, 11/30/2039	2,870	3,535
4.600%, 03/01/2021	1,645	1,857

		125,549

Information Technology — 2.8%
Applied Materials
5.850%, 06/15/2041	2,300	2,740
Cisco Systems
5.500%, 01/15/2040	1,585	1,927
Corning
5.750%, 08/15/2040	345	403
4.750%, 03/15/2042	70	72
eBay
4.000%, 07/15/2042	1,175	1,087
HP Enterprise Services
6.000%, 08/01/2013	85	87

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intel
4.800%, 10/01/2041	$3,895	$4,155
4.000%, 12/15/2032	6,937	6,845
2.700%, 12/15/2022	2,400	2,372
International Business Machines
6.220%, 08/01/2027	3,345	4,472
5.875%, 11/29/2032	280	364
5.600%, 11/30/2039	19	24
4.000%, 06/20/2042	3,393	3,477
Intuit
5.750%, 03/15/2017	25	29
Juniper Networks
5.950%, 03/15/2041	3,000	3,355
Microsoft
5.300%, 02/08/2041	895	1,099
4.500%, 10/01/2040	635	693
3.500%, 11/15/2042	5,455	5,111
Motorola Solutions
7.500%, 05/15/2025	640	809
3.500%, 03/01/2023	5,815	5,724
Oracle
6.500%, 04/15/2038	3,645	4,939
6.125%, 07/08/2039	2,110	2,762
5.375%, 07/15/2040	2,275	2,746
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	4,003	4,135

		59,427

Materials — 2.6%
ArcelorMittal
7.250%, 03/01/2041	2,025	2,020
Barrick North America Finance LLC
7.500%, 09/15/2038	35	46
Dow Chemical
7.375%, 11/01/2029	1,315	1,744
5.250%, 11/15/2041	350	377
4.375%, 11/15/2042	4,630	4,434
E.I. du Pont de Nemours
2.800%, 02/15/2023	1,960	1,984
Freeport-McMoRan Copper
5.450%, 03/15/2043	7,226	7,193
3.875%, 03/15/2023	4,680	4,677
Newcrest Finance
5.750%, 11/15/2041 (A)	4,891	5,369
Newmont Mining
5.875%, 04/01/2035	100	112
4.875%, 03/15/2042	5,250	5,183
Rio Tinto Finance USA
9.000%, 05/01/2019	150	209
5.200%, 11/02/2040	320	370
4.750%, 03/22/2042	205	224
4.125%, 08/21/2042	1,375	1,356
3.500%, 11/02/2020	50	53
3.500%, 03/22/2022	1,295	1,357
Rohm & Haas
7.850%, 07/15/2029	560	774
Southern Copper
7.500%, 07/27/2035	1,750	2,164
6.750%, 04/16/2040	90	104
5.250%, 11/08/2042	250	242

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Teck Resources
5.400%, 02/01/2043	$1,315	$1,317
5.200%, 03/01/2042	750	733
Union Carbide
7.750%, 10/01/2096	25	29
Vale
5.625%, 09/11/2042	3,275	3,399
Vale Overseas
6.875%, 11/21/2036	2,000	2,359
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	4,504	4,801
5.300%, 10/25/2042	2,005	1,991

		54,621

Telecommunication Services — 6.3%
Alltel
7.875%, 07/01/2032	1,045	1,568
6.800%, 05/01/2029	970	1,311
America Movil
6.375%, 03/01/2035	100	123
6.125%, 03/30/2040	500	602
4.375%, 07/16/2042	3,905	3,723
3.125%, 07/16/2022	1,250	1,243
AT&T
6.550%, 02/15/2039	1,625	2,042
6.500%, 09/01/2037	3,852	4,810
6.300%, 01/15/2038	13,380	16,301
5.600%, 05/15/2018	100	119
5.550%, 08/15/2041	6,055	6,829
5.350%, 09/01/2040	7,660	8,389
4.350%, 06/15/2045	7,258	6,829
4.300%, 12/15/2042	3,518	3,316
3.000%, 02/15/2022	50	51
BellSouth
6.875%, 10/15/2031	105	126
6.000%, 11/15/2034	130	145
5.200%, 09/15/2014	50	53
Bellsouth Capital Funding
7.875%, 02/15/2030	305	394
British Telecommunications
9.625%, 12/15/2030 (C)	2,620	4,070
Centel Capital
9.000%, 10/15/2019	25	31
CenturyLink
7.650%, 03/15/2042	3,200	3,124
Deutsche Telekom International Finance
9.250%, 06/01/2032	400	621
8.750%, 06/15/2030	2,440	3,527
4.875%, 03/06/2042 (A)	3,150	3,208
Discovery Communications LLC
6.350%, 06/01/2040	1,835	2,236
France Telecom
5.375%, 01/13/2042	1,795	1,924
GTE
8.750%, 11/01/2021	100	137
6.940%, 04/15/2028	1,210	1,572
Koninklijke KPN
8.375%, 10/01/2030	2,575	3,399
Qwest
7.250%, 09/15/2025	1,000	1,153
Rogers Communications
4.500%, 03/15/2043	2,232	2,211

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecom Italia Capital
7.721%, 06/04/2038	$750	$785
6.175%, 06/18/2014	50	52
6.000%, 09/30/2034	2,000	1,833
Telefonica Emisiones
6.421%, 06/20/2016	75	82
Telefonica Emisiones SAU
7.045%, 06/20/2036	1,825	1,930
6.221%, 07/03/2017	65	72
5.462%, 02/16/2021	152	161
Verizon Communications
8.750%, 11/01/2018	107	146
7.350%, 04/01/2039	3,000	4,183
6.900%, 04/15/2038	100	132
6.400%, 02/15/2038	3,925	4,951
6.000%, 04/01/2041	3,105	3,754
4.750%, 11/01/2041	8,040	8,285
3.850%, 11/01/2042	4,500	4,052
Verizon Global Funding
7.750%, 12/01/2030	590	835
Vodafone Group
6.150%, 02/27/2037	300	362
4.375%, 02/19/2043	11,110	10,832
2.950%, 02/19/2023	4,380	4,366

		132,000

Utilities — 11.6%
AGL Capital
6.375%, 07/15/2016	100	117
5.875%, 03/15/2041	2,000	2,522
3.500%, 09/15/2021	68	73
Alabama Power
5.200%, 06/01/2041	335	396
American Transmission Systems
5.250%, 01/15/2022 (A)	1,135	1,314
American Water Capital
6.085%, 10/15/2017	25	30
Appalachian Power
7.000%, 04/01/2038	600	807
6.700%, 08/15/2037	50	65
5.800%, 10/01/2035	125	146
4.600%, 03/30/2021	605	693
Arizona Public Service
8.750%, 03/01/2019	2,705	3,657
4.500%, 04/01/2042	12	13
Baltimore Gas & Electric
6.350%, 10/01/2036	125	162
5.200%, 06/15/2033	1,490	1,660
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,391
Bruce Mansfield Unit
6.850%, 06/01/2034	1,952	2,146
Carolina Power & Light
6.300%, 04/01/2038	130	173
4.100%, 05/15/2042	710	719
CenterPoint Energy
6.500%, 05/01/2018	130	158
CenterPoint Energy Resources
6.625%, 11/01/2037	1,037	1,362
6.250%, 02/01/2037	775	962
4.500%, 01/15/2021	40	45
Cleco Power LLC
6.000%, 12/01/2040	2,500	2,932

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Connecticut Light & Power
5.650%, 05/01/2018	$35	$42
2.500%, 01/15/2023	1,200	1,194
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,702
6.200%, 06/15/2036	145	192
5.700%, 06/15/2040	100	127
5.500%, 12/01/2039	75	93
4.200%, 03/15/2042	325	337
3.950%, 03/01/2043	3,030	3,005
Dominion Resources
5.250%, 08/01/2033	5,050	5,796
4.900%, 08/01/2041	3,235	3,592
4.050%, 09/15/2042	1,000	978
DTE Electric
3.950%, 06/15/2042	180	181
3.900%, 06/01/2021	30	33
DTE Energy
6.375%, 04/15/2033	120	150
Duke Energy
3.550%, 09/15/2021	17	18
3.050%, 08/15/2022	3,380	3,433
2.150%, 11/15/2016	25	26
Duke Energy Carolinas
6.100%, 06/01/2037	2,140	2,706
5.300%, 02/15/2040	3,840	4,631
3.900%, 06/15/2021	50	56
Duke Energy Carolinas LLC
6.450%, 10/15/2032	230	296
4.250%, 12/15/2041	1,565	1,643
4.000%, 09/30/2042	4,675	4,693
Duke Energy Indiana
6.350%, 08/15/2038	1,585	2,068
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,842
El Paso Electric
3.300%, 12/15/2022	1,500	1,490
Electricite de France
5.250%, 12/29/2049 (A)(B)	2,250	2,215
Elm Road Generating Station Supercritical
5.848%, 01/19/2041	1,000	1,172
Entergy Louisiana
4.800%, 05/01/2021	1,000	1,142
Entergy Louisiana LLC
4.440%, 01/15/2026	1,390	1,572
Exelon Generation
6.250%, 10/01/2039	4,480	5,219
5.750%, 10/01/2041	5,465	6,033
5.200%, 10/01/2019	100	113
Exelon Generation LLC
5.600%, 06/15/2042	3,990	4,351
FirstEnergy, Ser C
7.375%, 11/15/2031	2,250	2,672
Florida Power
6.400%, 06/15/2038	350	467
6.350%, 09/15/2037	1,770	2,330

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida Power & Light
5.960%, 04/01/2039	$2,300	$3,045
5.690%, 03/01/2040	3,013	3,874
4.050%, 06/01/2042	5,000	5,141
3.800%, 12/15/2042	2,215	2,192
Georgia Power
5.650%, 03/01/2037	225	273
5.400%, 06/01/2040	5,570	6,579
4.300%, 03/15/2042	7,085	7,314
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	1,500	1,589
Indiana Michigan Power
6.050%, 03/15/2037	500	609
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	710	874
4.875%, 11/01/2041 (A)	1,290	1,456
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,103
Kentucky Utilities
5.125%, 11/01/2040	2,235	2,671
KeySpan Gas East
5.819%, 04/01/2041	3,600	4,515
Massachusetts Electric
5.900%, 11/15/2039 (A)	70	88
MidAmerican Energy MTN
6.750%, 12/30/2031	465	625
5.800%, 10/15/2036	786	986
MidAmerican Energy Holdings
6.500%, 09/15/2037	4,125	5,411
6.125%, 04/01/2036	3,400	4,269
5.950%, 05/15/2037	555	686
Nevada Power
6.650%, 04/01/2036	210	281
NextEra Energy Capital Holdings
6.000%, 03/01/2019	1,530	1,809
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,957
Nisource Finance
5.950%, 06/15/2041	500	565
5.800%, 02/01/2042	2,000	2,232
Northern States Power
7.125%, 07/01/2025	285	392
6.200%, 07/01/2037	2,500	3,346
3.400%, 08/15/2042	605	556
Oglethorpe Power
5.375%, 11/01/2040	1,605	1,843
5.250%, 09/01/2050	65	74
Oncor Electric Delivery
7.000%, 09/01/2022	175	224
6.800%, 09/01/2018	35	43
5.300%, 06/01/2042	3,775	4,238
5.250%, 09/30/2040	4,050	4,501
4.100%, 06/01/2022	1,980	2,148
Oncor Electric Delivery LLC
4.550%, 12/01/2041	4,380	4,409
Pacific Gas & Electric
6.250%, 03/01/2039	3,880	5,088
6.050%, 03/01/2034	2,330	2,989
5.800%, 03/01/2037	1,205	1,493
3.250%, 09/15/2021	18	19

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PacifiCorp
6.000%, 01/15/2039	$1,695	$2,219
5.500%, 01/15/2019	310	376
Pennsylvania Electric
6.150%, 10/01/2038	3,600	4,277
6.050%, 09/01/2017	50	58
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,321
PPL Energy Supply
4.600%, 12/15/2021	100	106
Progress Energy
7.050%, 03/15/2019	1,720	2,184
4.400%, 01/15/2021	25	28
PSEG Power
5.125%, 04/15/2020	50	57
4.150%, 09/15/2021	127	137
Public Service Electric & Gas MTN
3.650%, 09/01/2042	3,935	3,819
Public Service of Colorado
6.250%, 09/01/2037	1,800	2,426
Public Service of Oklahoma
4.400%, 02/01/2021	27	30
Puget Sound Energy
5.795%, 03/15/2040	300	385
San Diego Gas & Electric
6.000%, 06/01/2026	625	830
Sempra Energy
9.800%, 02/15/2019	50	71
6.000%, 10/15/2039	3,500	4,368
South Carolina Electric & Gas
5.450%, 02/01/2041	85	104
Southern California Edison
6.050%, 03/15/2039	2,770	3,663
6.000%, 01/15/2034	385	499
5.950%, 02/01/2038	510	662
5.500%, 08/15/2018	25	31
5.500%, 03/15/2040	160	201
4.050%, 03/15/2042	6,405	6,562
Southern California Gas
3.750%, 09/15/2042	2,310	2,278
Southern Natural Gas
8.000%, 03/01/2032	400	567
7.350%, 02/15/2031	2,560	3,392
Southern Union
8.250%, 11/15/2029	1,500	1,916
Southwestern Electric Power
6.200%, 03/15/2040	1,734	2,136
Southwestern Public Service
8.750%, 12/01/2018	40	54
Tennessee Valley Authority
3.500%, 12/15/2042	2,525	2,448
Texas-New Mexico Power
9.500%, 04/01/2019	2,500	3,412
Tucson Electric Power
3.850%, 03/15/2023	2,250	2,252
Union Electric
8.450%, 03/15/2039	2,760	4,601
3.900%, 09/15/2042	1,000	999
Virginia Electric and Power
8.875%, 11/15/2038	235	399

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wisconsin Electric Power
2.950%, 09/15/2021	$3	$3

		243,531

Total Corporate Obligations (Cost $1,877,502) ($ Thousands)		1,898,149

MUNICIPAL BONDS — 2.0%
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,650	4,611
City of New York, GO
5.985%, 12/01/2036	1,175	1,469
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	1,745	2,311
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	1,000	1,295
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	1,905	2,333
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	150	211
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	100	146
New Jersey, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	100	141
New York City, Build America Project, GO
5.206%, 10/01/2031	1,500	1,749
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	1,685	1,973
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	495	555
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	600	599
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,910	2,529
San Francisco, Public Utilities, RB
6.000%, 11/01/2040	1,250	1,570
State of California, Build America Project, GO
7.625%, 03/01/2040	325	474
7.600%, 11/01/2040	950	1,402
7.550%, 04/01/2039	90	131
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	2,210	2,807
State of Illinois,, GO
5.100%, 06/01/2033	2,900	2,859

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Missouri, Health & Education, Ser A, RB
3.685%, 02/15/2047	$1,135	$1,137
State of New York, Build America Project, RB
5.770%, 03/15/2039	4,180	5,154
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	1,730	2,115
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	815	1,017
University of California, Build America Project, RB
5.770%, 05/15/2043	250	309
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	2,300	2,436

Total Municipal Bonds (Cost $40,561) ($ Thousands)		41,333

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLMC
0.110%, 07/23/2013	4,110	4,108
Tennessee Valley Authority
5.375%, 04/01/2056	3,935	5,113

Total U.S. Government Agency Obligations (Cost $9,480) ($ Thousands)		9,221

SOVEREIGN DEBT — 0.2%
International Bank for Reconstruction & Development MTN
3.453%, 10/31/2030 (D)	2,605	1,338
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,000	2,690

Total Sovereign Debt (Cost $4,106) ($ Thousands)		4,028

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bills (D) (E)
0.056%, 04/04/2013	605	605
0.012%, 05/16/2013	15	15
U.S. Treasury Bonds
6.125%, 08/15/2029	5,000	7,408
2.750%, 08/15/2042	42,845	39,933
2.750%, 11/15/2042	30,259	28,165
U.S. Treasury Note
2.000%, 02/15/2023	6,640	6,707

Total U.S. Treasury Obligations (Cost $83,035) ($ Thousands)		82,833

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †*	63,373,496	$63,373

Total Cash Equivalent (Cost $63,373) ($ Thousands)		63,373

Total Investments — 100.2% (Cost $2,078,057) ($ Thousands) ††		$2,098,937

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(266)	Jun-2013	$(30)
U.S. 2-Year Treasury Note	(159)	Jun-2013	(4)
U.S. 5-Year Treasury Note	(602)	Jun-2013	(242)
U.S. Long Treasury Bond	72	Jun-2013	145
U.S. Ultra Long Treasury Bond	175	Jul-2013	187

			$56

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,095,425 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $2,078,057 ($ Thousands), and the unrealized appreciation and depreciation were $47,881 ($ Thousands) and $(27,001) ($ Thousands), respectively.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,898,149	$—	$1,898,149
Municipal Bonds	—	41,333	—	41,333
U.S. Government Agency
Obligations	—	9,221	—	9,221
Sovereign Debt	—	4,028	—	4,028
U.S. Treasury Obligations	—	82,833	—	82,833
Cash Equivalent	63,373	—	—	63,373

Total Investments in Securities	$63,373	$2,035,564	$—	$2,098,937

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$56	$—	$—	$56

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 39.6%

Consumer Discretionary — 2.0%
Amazon.com
0.650%, 11/27/2015	$825	$824
Best Buy
7.250%, 07/15/2013	530	537
Comcast
5.850%, 11/15/2015	350	396
DIRECTV Holdings LLC
3.500%, 03/01/2016	322	341
Hasbro
6.125%, 05/15/2014	300	318
Johnson Controls
0.723%, 02/04/2014 (A)	1,140	1,143
NBCUniversal Media LLC
2.100%, 04/01/2014	2,116	2,150
Newell Rubbermaid
2.000%, 06/15/2015	700	713
Time Warner Cable
7.500%, 04/01/2014	685	734
Viacom
1.250%, 02/27/2015	590	595
Walt Disney MTN
0.450%, 12/01/2015	1,000	997

		8,748

Consumer Staples — 3.7%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/2015	1,200	1,279
0.800%, 07/15/2015	500	501
0.665%, 07/14/2014 (A)	855	859
BAT International Finance
1.400%, 06/05/2015 (B)	1,365	1,381
Campbell Soup
0.613%, 08/01/2014 (A)	950	953
Coca-Cola Enterprises
0.590%, 02/18/2014 (A)	725	726
ConAgra Foods
1.300%, 01/25/2016	1,250	1,258
Costco Wholesale
0.650%, 12/07/2015	2,155	2,161
General Mills
0.006%, 01/29/2016 (A)	1,250	1,253
Heineken
0.800%, 10/01/2015 (B)	390	391
Kellogg
0.522%, 02/13/2015 (A)	1,000	1,001
Kraft Foods Group
1.625%, 06/04/2015	750	762
PepsiCo
0.800%, 08/25/2014	745	749
Philip Morris International
2.500%, 05/16/2016	750	790
Reynolds American
1.050%, 10/30/2015	310	310
SABMiller Holdings
1.850%, 01/15/2015 (B)	700	712
Walgreen
0.809%, 03/13/2014 (A)	1,000	1,003

		16,089

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 1.5%
BP Capital Markets
0.910%, 03/11/2014 (A)	$245	$246
0.700%, 11/06/2015	920	919
Kinder Morgan Energy Partners
5.000%, 12/15/2013	750	776
Schlumberger Investment
0.861%, 09/12/2014 (A)(B)	870	877
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	205
Total Capital Canada
0.683%, 01/15/2016 (A)	1,960	1,969
TransCanada PipeLines
0.750%, 01/15/2016	1,175	1,174
Valero Energy
4.750%, 06/15/2013	405	410

		6,576

Financials — 23.9%
ABN AMRO Bank
1.375%, 01/22/2016 (B)	1,000	1,001
American Express Centurion Bank
0.743%, 11/13/2015 (A)	860	862
American Express Credit MTN
1.411%, 06/12/2015 (A)	825	840
American Honda Finance
2.500%, 09/21/2015 (B)	500	520
1.850%, 09/19/2014 (B)	750	762
1.000%, 08/11/2015 (B)	643	646
0.743%, 05/08/2014 (A)(B)	835	839
American International Group
4.250%, 09/15/2014	1,350	1,418
American Tower Trust, Ser 2007- 1A, Cl AFX
5.420%, 04/15/2037 (B)	1,285	1,309
Bank of America MTN
1.721%, 01/30/2014 (A)	570	575
1.500%, 10/09/2015	1,215	1,219
1.250%, 01/11/2016	850	847
Bank of Montreal MTN
1.300%, 10/31/2014 (B)	1,625	1,648
0.780%, 09/11/2015 (A)	500	502
0.771%, 04/29/2014 (A)	975	980
Bank of New York Mellon MTN
3.100%, 01/15/2015	800	838
0.570%, 07/28/2014 (A)	925	928
Bank of Nova Scotia
1.850%, 01/12/2015	1,525	1,561
1.450%, 07/26/2013 (B)	200	201
0.749%, 09/11/2015 (A)	625	626
0.525%, 10/10/2014 (A)	425	425
Bank of Tokyo-Mitsubishi UFJ
0.739%, 02/26/2016 (A)(B)	750	749
BB&T MTN
3.375%, 09/25/2013	871	886
1.001%, 04/28/2014 (A)	880	885
Berkshire Hathaway
0.800%, 02/11/2016	700	704
BNP Paribas MTN
3.059%, 12/20/2014 (A)	530	550

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BPCE
2.375%, 10/04/2013 (B)	$696	$703
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/2013 (B)	1,345	1,354
Canadian Imperial Bank of Commerce
0.900%, 09/19/2014 (B)	1,600	1,613
0.900%, 10/01/2015	525	527
Capital One Financial
2.150%, 03/23/2015	800	818
1.454%, 07/15/2014 (A)	1,000	1,010
Caterpillar Financial Services MTN
1.100%, 05/29/2015	600	607
CDP Financial
3.000%, 11/25/2014 (B)	1,710	1,780
Citigroup
4.875%, 05/07/2015	750	801
1.250%, 01/15/2016	2,350	2,344
Credit Agricole Home Loan SFH
1.052%, 07/21/2014 (A)(B)	800	804
Credit Suisse NY
2.200%, 01/14/2014	475	482
1.265%, 01/14/2014 (A)	1,340	1,349
Daimler Finance North America LLC
2.300%, 01/09/2015 (B)	825	843
1.250%, 01/11/2016 (B)	750	752
1.085%, 04/10/2014 (A)(B)	550	552
0.905%, 01/09/2015 (A)(B)	1,180	1,184
Danske Bank
1.355%, 04/14/2014 (A)(B)	775	779
ERAC USA Finance LLC
2.750%, 07/01/2013 (B)	352	354
2.250%, 01/10/2014 (B)	186	188
1.400%, 04/15/2016 (B)	335	337
Fifth Third Bank
0.400%, 05/17/2013 (A)	950	950
0.288%, 02/26/2016 (A)	1,320	1,318
General Electric Capital
1.338%, 07/02/2015 (A)	1,635	1,654
1.162%, 05/09/2016 (A)	625	629
1.000%, 12/11/2015	475	478
0.911%, 12/11/2015 (A)	940	947
Goldman Sachs Group MTN
1.600%, 11/23/2015	875	883
1.289%, 11/21/2014 (A)	810	813
0.805%, 01/12/2015 (A)	570	568
Hartford Financial Services Group
4.625%, 07/15/2013	455	461
HSBC Bank
1.103%, 01/17/2014 (A)(B)	1,277	1,285
HSBC Bank USA NY
4.625%, 04/01/2014	1,200	1,249
HSBC USA
2.375%, 02/13/2015	1,320	1,361
Hyundai Capital America
1.625%, 10/02/2015 (B)	870	876
ING Bank
2.000%, 10/18/2013 (B)	435	438
1.950%, 09/25/2015 (A)(B)	490	498

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ING US
2.900%, 02/15/2018 (B)	$650	$654
International Lease Finance
6.500%, 09/01/2014 (B)	850	907
Intesa Sanpaolo
3.125%, 01/15/2016	650	641
JPMorgan Chase
4.650%, 06/01/2014	653	685
1.201%, 01/25/2018 (A)	675	682
1.102%, 01/24/2014 (A)	130	131
0.964%, 10/15/2015 (A)	585	588
0.908%, 02/26/2016 (A)	1,830	1,831
MassMutual Global Funding II
0.685%, 01/14/2014 (A)(B)	1,312	1,317
MetLife Institutional Funding II
0.675%, 01/06/2015 (A)(B)	1,630	1,632
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (B)	1,000	1,022
1.500%, 01/10/2018 (B)	740	738
Monumental Global Funding
0.504%, 01/15/2014 (A)(B)	697	697
Morgan Stanley
1.538%, 02/25/2016 (A)	2,420	2,428
National Bank of Canada
1.650%, 01/30/2014 (B)	2,000	2,023
National Rural Utilities Cooperative Finance
1.000%, 02/02/2015	750	757
0.555%, 04/04/2014 (A)	200	200
0.380%, 02/18/2014 (A)	675	675
New York Life Global Funding
0.800%, 02/12/2016 (B)	790	788
Nissan Motor Acceptance
4.500%, 01/30/2015 (B)	335	357
Nordea Bank
1.750%, 10/04/2013 (B)	435	438
PACCAR Financial MTN
0.566%, 02/08/2016 (A)	1,000	999
Pentair Finance
1.350%, 12/01/2015 (B)	345	346
PNC Bank
0.800%, 01/28/2016	1,000	1,003
0.611%, 01/28/2016 (A)	600	601
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	200	212
Principal Life Global Funding II
1.000%, 12/11/2015 (B)	1,265	1,269
0.930%, 07/09/2014 (A)(B)	550	554
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	540	562
0.492%, 11/08/2013 (A)	250	250
Prudential Financial MTN
5.100%, 09/20/2014	638	680
Royal Bank of Canada MTN
0.603%, 04/17/2014 (A)	750	753
0.535%, 01/06/2015 (A)	2,470	2,474
Royal Bank of Scotland Group
2.550%, 09/18/2015	295	304
Simon Property Group, L.P. ‡
6.750%, 05/15/2014	900	951

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM MTN
3.875%, 09/10/2015	$400	$413
Societe Generale
2.200%, 09/14/2013 (B)	725	730
SSIF Nevada
1.005%, 04/14/2014 (A)(B)	100	101
Standard Chartered
1.242%, 05/12/2014 (A)(B)	775	777
State Street
0.660%, 03/07/2014 (A)	590	592
Sumitomo Mitsui Banking
1.350%, 07/18/2015	650	658
Sun Life Financial Global Funding III
0.324%, 10/06/2013 (A)(B)	795	795
Swedbank Hypotek
0.760%, 03/28/2014 (A)(B)	925	929
Toronto-Dominion Bank
0.875%, 09/12/2014 (B)	1,275	1,284
0.605%, 07/14/2014 (A)	1,250	1,254
Toyota Motor Credit
0.875%, 07/17/2015	650	655
UBS
1.875%, 01/23/2015 (B)	825	845
US Bank
0.585%, 10/14/2014 (A)	1,140	1,143
USAA Capital
3.500%, 07/17/2014 (B)	450	468
Ventas Realty ‡
3.125%, 11/30/2015	717	757
Volkswagen International Finance
0.918%, 04/01/2014 (A)(B)	2,050	2,056
Wachovia Bank
0.678%, 11/03/2014 (A)	2,450	2,454
Wells Fargo
1.500%, 07/01/2015	750	763
Western Union
2.375%, 12/10/2015	145	147

		102,880

Health Care — 1.7%
AbbVie
1.200%, 11/06/2015 (B)	700	706
1.055%, 11/06/2015 (A)(B)	690	700
Express Scripts Holding
2.750%, 11/21/2014	1,400	1,444
McKesson
0.950%, 12/04/2015	395	396
Quest Diagnostics
1.160%, 03/24/2014 (A)	850	854
Sanofi
0.620%, 03/28/2014 (A)	200	201
Teva Pharmaceutical Finance III BV
0.810%, 03/21/2014 (A)	1,590	1,596
Thermo Fisher Scientific
2.050%, 02/21/2014	189	192
UnitedHealth Group
0.412%, 08/28/2014 (A)	1,000	1,000
WellPoint
1.250%, 09/10/2015	211	213

		7,302

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 0.9%
Danaher
1.300%, 06/23/2014	$1,170	$1,183
General Electric
0.850%, 10/09/2015	1,355	1,359
Penske Truck Leasing
2.500%, 07/11/2014 (B)	85	86
Precision Castparts
0.700%, 12/20/2015	235	235
Tyco Electronics Group
5.950%, 01/15/2014	445	465
United Technologies
1.200%, 06/01/2015	325	330

		3,658

Information Technology — 1.1%
Dell
0.908%, 04/01/2014 (A)	500	498
Hewlett-Packard
0.687%, 05/30/2014 (A)	1,550	1,540
Xerox
1.110%, 05/16/2014 (A)	2,495	2,491

		4,529

Materials — 1.1%
Anglo American Capital
2.150%, 09/27/2013 (B)	869	875
Rio Tinto Finance USA
8.950%, 05/01/2014	1,000	1,095
Xstrata Finance Canada
1.800%, 10/23/2015 (B)	2,075	2,097
Yara International
5.250%, 12/15/2014 (B)	450	481

		4,548

Telecommunication Services — 2.2%
AT&T
0.800%, 12/01/2015	800	800
0.677%, 02/12/2016 (A)	2,850	2,863
BellSouth
5.200%, 09/15/2014	361	385
British Telecommunications
1.434%, 12/20/2013 (A)	800	806
Cellco Partnership
5.550%, 02/01/2014	1,090	1,137
Qwest
3.558%, 06/15/2013 (A)	410	411
Telecom Italia Capital
5.250%, 11/15/2013	620	634
Telefonica Emisiones
2.582%, 04/26/2013	490	491
Verizon Communications
1.250%, 11/03/2014	750	759
Vodafone Group
0.677%, 02/19/2016 (A)	1,200	1,201

		9,487

Utilities — 1.6%
Appalachian Power
0.665%, 08/16/2013 (A)	850	851
Commonwealth Edison
1.625%, 01/15/2014	264	267

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dominion Resources
1.800%, 03/15/2014	$1,100	$1,114
DTE Energy
1.010%, 06/03/2013 (A)	1,180	1,181
Duke Energy
6.300%, 02/01/2014	1,030	1,082
Duke Energy, Carolinas LLC
5.750%, 11/15/2013	175	181
Georgia Power
1.300%, 09/15/2013	225	226
NextEra Energy Capital Holdings
1.611%, 06/01/2014	350	354
Pacific Gas & Electric
6.250%, 12/01/2013	500	521
Sempra Energy
1.068%, 03/15/2014 (A)	1,200	1,205

		6,982

Total Corporate Obligations (Cost $169,960) ($ Thousands)		170,799

ASSET-BACKED SECURITIES — 27.6%

Automotive — 17.8%
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/2014	81	81
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/2014	88	88
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/2014	164	165
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	410	421
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	1,000	1,020
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	525	525
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	675	676
Ally Auto Receivables Trust, Ser 2012-5, Cl A3
1.561%, 03/15/2017	700	701
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A2
0.510%, 12/22/2014	1,085	1,085
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	325	325
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (B)	501	502
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.071%, 01/15/2016 (A)	1,833	1,843
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	1,250	1,269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	$517	$524
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	500	506
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	515	520
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.651%, 02/15/2018 (A)	610	610
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/2014	153	153
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	120	120
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	1,453	1,465
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	470	482
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	877	880
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/2014	8	8
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	1,330	1,335
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	320	321
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	240	241
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/2016	140	141
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	658	659
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	675	675

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	$875	$875
ARI Fleet Lease Trust, Ser 2012- A, Cl A
0.751%, 03/15/2020 (A)(B)	126	126
ARI Fleet Lease Trust, Ser 2012- B, Cl A
0.501%, 01/15/2021 (A)(B)	1,362	1,362
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/2014 (B)	238	239
Avis Budget Rental Car Funding, AESOP, LLC, Ser 2011-1A, Cl A11
1.850%, 11/20/2014 (B)	422	425
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/2016 (B)	40	40
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	107	108
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	141	143
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/2015	258	259
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	399	400
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	875	902
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	347	349
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	385	385
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	225
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	425	425
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.449%, 04/07/2024 (A)(B)	1,188	1,205
Chesapeake Funding LLC, Ser 2012-1A
0.949%, 11/07/2023 (A)(B)	1,860	1,869
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.649%, 05/07/2024 (A)(B)	900	900
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	1,220	1,226
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	1,000	1,001

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	$600	$599
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	420	421
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	750	758
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	410	410
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/2015	520	520
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/2014	16	16
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/2014	108	108
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	336	336
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	898
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	386	387
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A2
0.380%, 11/15/2015	605	605
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.801%, 02/15/2016 (A)	847	851
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.671%, 01/15/2016 (A)	1,738	1,743
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	875	902
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.581%, 01/15/2018 (A)	2,145	2,145
GE Dealer Floorplan Master Note Trust, Ser 2011-1
0.801%, 07/20/2016 (A)	670	674
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.771%, 02/20/2017 (A)	1,578	1,586
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.691%, 06/20/2017 (A)	1,625	1,631
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.641%, 10/20/2017 (A)	440	441
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/2015	120	120

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	$1,100	$1,104
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/2015	162	162
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	1,700	1,705
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/2014 (B)	83	83
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/2015 (B)	402	409
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (B)	418	427
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/2014	65	65
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	542	544
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	297	298
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	450	451
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	585	585
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/2016 (B)	583	586
Huntington Auto Trust, Ser 2012- 2, Cl A3
0.510%, 04/17/2017	545	545
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/2014	81	82
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	173	174
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	425	438
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	675	676
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A2
0.400%, 12/15/2015	1,250	1,250
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/2014	500	502
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	554	555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	$455	$455
Mercedes-Benz Master Owner Trust, Ser 2012-AA
0.790%, 11/15/2017 (B)	500	501
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.471%, 11/15/2016 (A)(B)	2,050	2,050
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (B)	546	546
Navistar Financial Dealer Note Master Trust, Ser 2011-1, Cl A
1.354%, 10/25/2016 (A)(B)	450	452
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (B)	1,095	1,097
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	500	501
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/2015	500	503
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	331	331
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	1,200	1,209
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	150	150
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	615	615
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.679%, 05/15/2017 (A)	1,120	1,127
Porsche Financial Auto Securitization Trust, Ser 2011- 1, Cl A3
0.840%, 01/16/2015 (B)	52	52
Porsche Innovative Lease Owner Trust, Ser 2011-1
1.090%, 09/22/2014 (B)	400	401
Porsche Innovative Lease Owner Trust, Ser 2011-1, Cl A4
1.260%, 11/20/2017 (B)	575	579
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	430	430
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	860	889
Santander Drive Auto Receivables Trust, Ser 2011-2, Cl A2
1.040%, 04/15/2014	72	72
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	449	450

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/2015	$679	$681
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	595	595
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/2014	18	18
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	1,250	1,250
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	39	39
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	339	340
Volkswagen Auto Loan Enhanced Trust, Ser 2013-1, Cl A2
0.370%, 01/20/2016	915	915
World Omni Auto Receivables Trust, Ser 2012-B, Cl A3
0.610%, 06/15/2017	700	700
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/2013	27	27
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A3
1.490%, 10/15/2014	500	502
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A4
1.780%, 09/15/2016	247	249
World Omni Automobile Lease Securitization Trust, Ser 2012- A, Cl A3
0.930%, 11/16/2015	2,199	2,214
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.602%, 02/15/2018 (A)(B)	955	955

		76,492

Credit Cards — 3.7%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	790	791
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.381%, 09/15/2016 (A)	1,135	1,135
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.451%, 03/15/2017 (A)	250	254
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	565	566
BA Credit Card Trust, Ser 2010- A1, Cl A1
0.506%, 09/15/2015 (A)	125	125

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Credit Card Trust, Ser 2006-A14, Cl A14
0.261%, 04/15/2016 (A)	$400	$400
Chase Issuance Trust, Ser 2008- A13, Cl A13
1.808%, 09/15/2015 (A)	200	202
Chase Issuance Trust, Ser 2012- A3, Cl A3
0.790%, 06/15/2017	825	830
Chase Issuance Trust, Ser 2012- A5, Cl A5
0.590%, 08/15/2017	1,125	1,127
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (B)	750	802
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.951%, 08/15/2018 (A)(B)	1,100	1,141
Discover Card Master Trust, Ser 2011-A2, Cl A
0.411%, 11/16/2015 (A)	565	565
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	550	554
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	303
Dryrock Issuance Trust, Ser 2012- 1, Cl A
0.351%, 08/15/2017 (A)	425	425
Dryrock Issuance Trust, Ser 2012- 2, Cl A
0.640%, 08/15/2018	565	565
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.751%, 01/15/2017 (A)	659	662
Golden Credit Card Trust, Ser 2012-3A
0.651%, 07/17/2017 (A)(B)	765	769
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	675	677
Gracechurch Card Funding, Ser 2012-1A, Cl A1
0.901%, 02/15/2017 (A)(B)	1,000	1,011
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.901%, 06/15/2017 (A)(B)	1,000	1,011
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (B)	420	421
Penarth Master Issuer, Ser 2011- 1A, Cl A1
0.863%, 05/18/2015 (A)(B)	1,500	1,501

		15,837

Mortgage Related Securities — 0.9%
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.402%, 05/25/2035 (A)	85	84

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asset-Backed Securities Home Equity, Ser 2005-HE3, Cl M2
0.864%, 04/25/2035 (A)	$178	$177
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.491%, 01/20/2034 (A)	491	489
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.361%, 01/20/2036 (A)	2,243	2,199
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.351%, 03/20/2036 (A)	772	765

		3,714

Other Asset-Backed Securities — 5.3%
CIFC Funding, Ser 2013-1A, Cl A1
0.000%, 04/16/2025 (A)(B)	1,060	1,060
CNH Equipment Trust, Ser 2010- A, Cl A4
2.490%, 01/15/2016	704	710
CNH Equipment Trust, Ser 2010- C, Cl A3
1.170%, 05/15/2015	262	263
CNH Equipment Trust, Ser 2011- C, Cl A2
0.900%, 04/15/2015	182	183
CNH Equipment Trust, Ser 2011- C, Cl A3
1.190%, 12/15/2016	990	998
CNH Equipment Trust, Ser 2012- C, Cl A3
0.570%, 12/15/2017	280	280
CNH Equipment Trust, Ser 2013- A, Cl A2
0.440%, 07/15/2016	785	785
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/2015 (B)	602	605
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	285	285
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/2014 (B)	30	30
GE Equipment Small Ticket LLC, Ser 2011-2A, Cl A2
1.140%, 06/23/2014 (B)	67	67
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (B)	350	351
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/2019	335	337
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	312	314

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	$1,036	$1,037
HLSS Servicer Advance Receivables-Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (B)	1,000	1,001
HLSS Servicer Advance Receivables-Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	420	423
JCP&L Transition Funding LLC, Ser 2002-A, Cl A3
5.810%, 12/05/2015	96	98
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	630	630
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
Katonah, Ser 2005-7A, Cl B
0.710%, 11/15/2017 (A)(B)	696	667
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	765	765
Madison Park Funding I, Ser 2007-4A, Cl A1B
0.610%, 03/22/2021 (A)(B)	580	536
Massachusetts RRB Special Purpose Trust, Ser 2005-1, Cl A4
4.400%, 03/15/2015	75	75
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A2
0.900%, 04/15/2014 (B)	12	12
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (B)	1,000	1,001
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.402%, 12/25/2035 (A)	19	19
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.428%, 08/26/2019 (A)	1,048	1,047
PSE&G Transition Funding LLC, Ser 2001-1, Cl A6
6.610%, 06/15/2015	136	138
Public Service New Hampshire Funding LLC, Ser 2001-1, Cl A3
6.480%, 05/01/2015	26	26
Securitized Asset-Backed Receivables LLC, Ser 2005- FR4, Cl M1
0.682%, 01/25/2036 (A)	149	149
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.201%, 09/20/2019 (A)(B)	63	62
SLM Student Loan Trust, Ser 2005-5, Cl A2
0.381%, 10/25/2021 (A)	73	73

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-8, Cl A2
0.391%, 07/25/2022 (A)	$51	$51
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.401%, 01/25/2023 (A)	768	768
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.381%, 04/25/2023 (A)	1,137	1,137
SLM Student Loan Trust, Ser 2007-1, Cl A3
0.331%, 07/25/2018 (A)	42	42
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.301%, 07/25/2017 (A)	449	448
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.311%, 10/25/2017 (A)	150	150
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.501%, 01/25/2016 (A)	105	105
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.401%, 10/25/2016 (A)	554	557
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.851%, 10/25/2017 (A)	113	113
SLM Student Loan Trust, Ser 2011-1
0.722%, 03/25/2026 (A)	479	481
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.201%, 10/15/2024 (A)(B)	218	219
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.051%, 12/16/2024 (A)(B)	682	687
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.402%, 11/25/2016 (A)	1,370	1,370
SLM Student Loan Trust, Ser 2012-6, Cl A1
0.362%, 02/27/2017 (A)	618	618
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.362%, 02/27/2017 (A)	503	503
SLM Student Loan Trust, Ser 2013-1
0.349%, 02/27/2017 (A)	595	595

		22,746

Total Asset-Backed Securities (Cost $118,521) ($ Thousands)		118,789

MORTGAGE-BACKED SECURITIES — 21.3%

Agency Mortgage-Backed Obligations — 8.3%
FHLMC ARM
2.375%, 05/01/2036 (A)	229	243
2.204%, 02/01/2022 (A)	293	312
2.186%, 02/01/2030 (A)	223	237
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/2023	21	22

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-2654, Cl OG
5.000%, 02/15/2032	$178	$181
FHLMC CMO, Ser 2004-2791, Cl UD
5.000%, 05/15/2018	22	22
FHLMC CMO, Ser 2004-2890, Cl KC
4.500%, 02/15/2019	137	140
FHLMC CMO, Ser 2005-2931, Cl AM
4.500%, 07/15/2019	435	447
FHLMC CMO, Ser 2005-3019, Cl DB
4.500%, 05/15/2019	102	103
FHLMC CMO, Ser 2009-3558, Cl AW
4.750%, 08/15/2019	327	335
FHLMC CMO, Ser 2778, Cl JD
5.000%, 12/15/2032	125	128
FHLMC TBA
2.500%, 04/15/2027	1,400	1,450
FNMA
6.000%, 01/01/2027 to 04/01/2040	1,399	1,536
5.390%, 11/01/2013	491	491
5.000%, 02/01/2023 to 03/01/2025	1,592	1,726
4.710%, 03/01/2014	1,177	1,201
1.990%, 01/01/2017	425	431
1.940%, 01/01/2017	500	512
FNMA ARM
2.340%, 01/01/2029 (A)	33	35
2.280%, 11/01/2023 (A)	85	88
2.245%, 11/01/2025 (A)	26	28
2.224%, 09/01/2024 (A)	180	189
2.140%, 09/01/2024 (A)	71	74
2.027%, 05/01/2028 (A)	163	173
1.379%, 11/01/2021 (A)	42	42
FNMA Benchmark REMIC CMO, Ser 2007-B1, Cl BE
5.450%, 12/25/2020	196	199
FNMA CMO, Ser 1993-220, Cl FA
0.819%, 11/25/2013 (A)	4	4
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	48	53
FNMA CMO, Ser 2001-33, Cl FA
0.652%, 07/25/2031 (A)	55	56
FNMA CMO, Ser 2002-64, Cl FG
0.452%, 10/18/2032 (A)	41	41
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	421	449
FNMA CMO, Ser 2008-68, Cl VM
5.500%, 07/25/2019	37	37
FNMA CMO, Ser 2009-12, Cl KA
5.500%, 02/25/2038	47	48
FNMA CMO, Ser 2009-M2, Cl A1
2.387%, 01/25/2019	682	690
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	417	433

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	$478	$492
FNMA TBA
3.500%, 03/01/2040 to 03/01/2041	2,200	2,328
3.000%, 03/25/2027	8,028	8,449
2.500%, 03/01/2026	5,889	6,116
GNMA ARM
4.500%, 09/20/2039 (A)	256	272
GNMA CMO, Ser 2009-104, Cl NJ
4.250%, 07/20/2036	566	587
GNMA CMO, Ser 2009-24, Cl A
4.500%, 03/20/2034	367	372
GNMA CMO, Ser 2010-122, Cl A
1.897%, 01/16/2032	290	294
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	263	269
NCUA Guaranteed Notes CMO
0.220%, 06/12/2013 (A)	382	382
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.649%, 10/07/2020 (A)	1,400	1,404
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	32	32
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.568%, 11/06/2017 (A)	440	441
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.648%, 01/08/2020 (A)	268	269
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.598%, 02/06/2020 (A)	603	606
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.578%, 03/06/2020 (A)	804	806
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.578%, 05/07/2020 (A)	522	523

		35,798

Non-Agency Mortgage-Backed Obligations — 13.0%
Arkle Master Issuer, Ser 2010-2A, Cl 1A1
1.690%, 05/17/2060 (A)(B)	956	961
Arkle Master Issuer, Ser 2011-1A, Cl 2A
1.540%, 05/17/2060 (A)(B)	550	552
Banc of America Merrill Lynch Commercial Mortgage, Ser 2003-2, Cl A4
5.061%, 03/11/2041 (A)	690	696
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.099%, 07/25/2035 (A)	667	638
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.101%, 11/25/2035 (A)	81	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.945%, 02/25/2036 (A)	$184	$140
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.987%, 06/25/2035 (A)	260	241
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.918%, 08/25/2035 (A)	432	351
Bear Stearns Commercial Mortgage Securities, Ser 2003- PWR2, Cl A4
5.186%, 05/11/2039 (A)	875	885
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW10, Cl A4
5.405%, 12/11/2040 (A)	925	1,021
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/11/2050	153	156
Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/2045	25	25
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	432	433
Citigroup Commercial Mortgage Trust, Ser C2, Cl A5
4.733%, 10/15/2041	1,205	1,267
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.838%, 09/25/2034 (A)	125	126
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.016%, 03/25/2036 (A)	367	307
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/2030 (B)	152	153
Commercial Mortgage Pass- Through Certificates, Ser 2006- FL12, Cl A2
0.301%, 12/15/2020 (A)(B)	83	82
Commercial Mortgage Pass- Through Certificates, Ser 2010- C1, Cl A1
3.156%, 07/10/2046 (B)	1,005	1,056
Commercial Mortgage Pass- Through Certificates, Ser 2012- CR1, Cl A1
1.116%, 05/15/2045	1,023	1,032
Commercial Mortgage Pass- Through Certificates, Ser 2012- CR3, Cl A1
0.666%, 11/15/2045	280	280

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012- CR4, Cl A1
0.704%, 10/15/2045	$643	$643
Commercial Mortgage Pass-Through Certificates, Ser 2012- CR5, Cl A1
0.673%, 12/10/2045	546	545
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	320	320
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/2044	618	623
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.742%, 02/25/2035 (A)	51	48
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.843%, 02/20/2036 (A)	323	254
Credit Suisse First Boston Mortgage Securities, Ser 2003- C4, Cl A4
5.137%, 08/15/2036 (A)	348	350
Credit Suisse First Boston Mortgage Securities, Ser 2003- C5, Cl A4
4.900%, 12/15/2036 (A)	1,259	1,275
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	766	823
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.752%, 02/25/2048 (A)(B)	434	435
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A)(B)	1,511	1,514
Fosse Master Issuer, Ser 2011-1A
1.703%, 10/18/2054 (A)(B)	893	905
GE Capital Commercial Mortgage, Ser 2003-C2, Cl A4
5.145%, 07/10/2037	307	310
GE Capital Commercial Mortgage, Ser 2004-C3, Cl A4
5.189%, 07/10/2039 (A)	636	667
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.442%, 05/10/2040 (A)	646	652
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	67	67
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.800%, 11/19/2035 (A)	387	347
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/2036	246	249
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A)	776	800

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2004-GG2, Cl A5
2.370%, 08/10/2038 (A)	$191	$194
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.103%, 03/06/2020 (A)(B)	516	517
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.456%, 03/06/2020 (A)(B)	1,016	1,018
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	733	791
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	382	382
GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/2044 (B)	379	386
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.087%, 07/25/2035 (A)	475	390
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.773%, 01/25/2036 (A)	601	543
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.088%, 05/25/2047 (A)	440	353
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.962%, 01/25/2035 (A)	122	114
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.722%, 04/25/2035 (A)	137	129
Impac CMB Trust, Ser 2005-3, Cl A1
0.682%, 08/25/2035 (A)	126	104
Impac CMB Trust, Ser 2005-5, Cl A1
0.842%, 08/25/2035 (A)	103	90
Impac CMB Trust, Ser 2005-8, Cl 1A
0.462%, 02/25/2036 (A)	328	285
JPMorgan Chase Commercial Mortgage Securities, Ser 2003- LN1, Cl A2
4.920%, 10/15/2037 (A)	700	707
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- C1, Cl A3
4.719%, 01/15/2038	715	732
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- C2, Cl A3
5.401%, 05/15/2041 (A)	900	935
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C1, Cl A1
3.853%, 06/15/2043 (B)	755	799
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C2, Cl A1
2.749%, 11/15/2043 (B)	849	885

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C4, Cl A1
1.525%, 07/15/2046 (B)	$1,283	$1,296
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C5, Cl A1
1.600%, 08/15/2046	2,235	2,267
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- LC9, Cl A1
0.670%, 12/15/2047	284	283
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	215	215
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	711	711
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.030%, 08/25/2035 (A)	274	256
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.865%, 05/25/2037 (A)	349	272
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/2032	3	3
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (A)	114	115
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/2032 (A)	265	268
LB-UBS Commercial Mortgage Trust, Ser 2004-C8
4.799%, 12/15/2029 (A)	1,215	1,273
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.472%, 04/25/2035 (A)	135	127
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/2041 (A)	871	919
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.428%, 06/25/2037 (A)	529	406
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C6, Cl A1
0.664%, 11/15/2045	180	180
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/2041	485	489
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/2041	691	710
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (A)	434	452

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/2045	$1,263	$1,289
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	14	14
Morgan Stanley Re-Remic
1.000%, 03/27/2051	664	657
MortgageIT Trust, Ser 2005-5, Cl A1
0.462%, 12/25/2035 (A)	461	409
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	248	254
Paragon Mortgages, Ser 2006- 12A, Cl A2C
0.510%, 11/15/2038 (A)(B)	174	155
Paragon Mortgages, Ser 2007- 15A, Cl A2C
0.528%, 12/15/2039 (A)(B)	418	371
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.088%, 07/27/2037 (A)	379	309
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.471%, 01/20/2035 (A)	57	53
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.852%, 01/21/2055 (A)(B)	225	231
Thornburg Mortgage Securities Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045 (A)	212	214
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	488	488
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4
0.728%, 12/10/2045	391	390
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5
0.743%, 03/10/2046	1,000	1,000
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/2045	1,099	1,116
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/2035 (A)	550	564
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	625	672
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.110%, 10/15/2044 (A)	550	603

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser C22
5.298%, 12/15/2044 (A)	$1,050	$1,157
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.481%, 03/25/2036 (A)	527	475
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	646	659
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	493	493
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.625%, 01/25/2035 (A)	278	273
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR10, Cl 2A1
2.615%, 07/25/2036 (A)	427	384
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR12, Cl 1A1
3.045%, 09/25/2036 (A)	318	281
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/2044 (B)	190	194
WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	1,340	1,341
WF-RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	1,200	1,199

		56,142

Total Mortgage-Backed Securities (Cost $91,380) ($ Thousands)		91,940

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
FFCB
0.910%, 05/23/2016	2,400	2,402
0.300%, 08/21/2014	2,505	2,507
FHLB
3.125%, 12/13/2013	800	818
2.750%, 03/13/2015	750	787
0.260%, 01/23/2014	2,000	2,001
FHLMC
4.875%, 11/15/2013	800	827
1.000%, 08/20/2014 to 10/13/2015	5,500	5,546
0.450%, 01/09/2014	2,900	2,906
0.375%, 04/28/2014	500	501
FNMA
0.750%, 12/18/2013 to 02/01/2016	12,409	12,461
0.710%, 12/04/2015	1,130	1,131
0.700%, 04/23/2015	2,150	2,151
0.625%, 09/04/2015	3,300	3,300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.550%, 02/27/2015	$3,935	$3,947

Total U.S. Government Agency Obligations (Cost $41,282) ($ Thousands)		41,285

MUNICIPAL BONDS — 3.4%
City of Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/2015	1,840	1,836
El Paso, Taxable Pension, GO
3.610%, 08/15/2014	530	553
Iowa, Finance Authority, Ser N, AMT, RB, GNMA/FNMA/FHLMC
Callable 03/05/13 @ 100
0.120%, 01/01/2039 (A)	100	100
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (A)	1,270	1,297
Louisa, Industrial Development Authority, Ser A, AMT, RB
2.500%, 03/01/2031 (A)	870	870
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/2016	130	131
Metropolitan State, Louis Sewer District, Ser B, RB
3.000%, 05/01/2013	1,000	1,004
New Jersey, Economic Development Authority Build America Project, RB
1.308%, 06/15/2013 (A)	580	581
New Jersey, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	1,265	1,263
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	1,565	1,619
New York, Dormitory Authority, Ser A, RB
5.600%, 12/15/2014	175	190
New York, Urban Development, RB
2.626%, 12/15/2014	605	627
New York, Sub-Ser I-3, GO
1.520%, 08/01/2013	465	467
North Carolina, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/2014	650	669
Oregon, School Boards Association, Ser A, GO, NATL- RE FGIC
0.000%, 06/30/2015	500	485
Philadelphia, Industrial Development, RB
1.200%, 04/01/2014	205	205

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
State of California, GO
5.450%, 04/01/2015	$305	$335
State of Illinois, GO
4.071%, 01/01/2014	1,000	1,023
State of Massachusetts, Ser D, GO
3.000%, 07/01/2013	370	373
University of California, Build America Project, RB
1.988%, 05/15/2050 (A)	260	261
Wisconsin General Fund, Ser A, RB
0.798%, 05/01/2015	820	819

Total Municipal Bonds (Cost $14,676) ($ Thousands)		14,708

U.S. TREASURY OBLIGATION — 1.3%
U.S. Treasury Notes
0.375%, 01/15/2016	5,600	5,606

Total U.S. Treasury Obligation (Cost $5,590) ($ Thousands)		5,606

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% †*	3,126,608	3,127

Total Cash Equivalent (Cost $3,127) ($ Thousands)		3,127

Total Investments — 103.6% (Cost $444,536) ($ Thousands) ††		$446,254

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(47)	Jun-2013	$3
U.S. 2-Year Treasury Note	(11)	Jun-2013	(1)
U.S. 5-Year Treasury Note	(44)	Jun-2013	(3)

			$(1)

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $430,916 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2013. The date reported on the Schedule of Investments is the final maturity date.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $444,536 ($ Thousands), and the unrealized appreciation and depreciation were $2,137 ($ Thousands) and $(419) ($ Thousands), respectively.

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NATL-RE— National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

NY — New York

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$170,799	$—	$170,799
Asset-Backed Securities	—	118,789	—	118,789
Mortgage-Backed Securities	—	91,940	—	91,940
U.S. Government Agency Obligations	—	41,285	—	41,285
Municipal Bonds	—	14,708	—	14,708
U.S. Treasury Obligation	—	5,606	—	5,606
Cash Equivalent	3,127	—	—	3,127

Total Investments in Securities	$3,127	$443,127	$—	$446,254

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(1)	$—	$—	$(1)

*	Futures contracts are valued at the unrealized depreciation on the instrument

During the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 89.5%

Angola — 0.1%
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		1,313	$1,431

Argentina — 0.9%
Argentina Bonos
7.000%, 09/12/2013		248	246
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)		1,267	1,039
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022 (A)		70	33
Provincia de Buenos Aires
9.375%, 09/14/2018		600	402
Provincia de Mendoza Argentina
5.500%, 09/04/2018		231	168
Republic of Argentina
8.750%, 06/02/2017		432	306
8.280%, 12/31/2033		3,015	1,681
8.280%, 12/31/2033		582	313
7.820%, 12/31/2033	EUR	3,424	2,238
7.820%, 12/31/2033	EUR	1,356	1,006
7.000%, 09/12/2013		315	313
7.000%, 10/03/2015		150	128
7.000%, 10/03/2015		1,812	1,550
6.000%, 03/31/2023 (B)		172	138
2.500%, 03/31/2019 (C)		468	146
0.000%, 03/31/2023 (B)(D)		1,680	1,277
WPE International Cooperatief
10.375%, 09/30/2020		600	567
10.375%, 09/30/2020 (A)		550	520

			12,071

Azerbaijan — 0.1%
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		679	727

Barbados — 0.1%
Columbus International
11.500%,
11/20/2014 (A)		700	785

Belarus — 0.2%
Republic of Belarus
8.950%, 01/26/2018		1,590	1,701
8.750%, 08/03/2015		1,280	1,327

			3,028

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Bermuda — 0.1%
Bermuda Government International Bond
4.138%, 01/03/2023 (A)		880	$925

Bolivia — 0.0%
Bolivian Government International Bond
4.875%, 10/29/2022		300	295

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2021 (D)	DEM	1,500	817

Brazil — 7.2%
Banco do Brasil
6.250%, 12/31/2049 (A)(D)		363	362
3.875%, 10/10/2022		230	227
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		720	857
5.500%, 07/12/2020		100	115
5.500%, 07/12/2020 (A)		400	459
Barclays, CLN (Federal Republic of Brazil)
10.000%, 01/01/2017	BRL	8,230	4,244
10.000%, 01/01/2021	BRL	900	468
10.000%, 01/01/2021	BRL	7,120	3,699
10.000%, 01/01/2023	BRL	10,480	5,391
6.000%, 05/15/2015	BRL	2,030	2,485
6.000%, 05/15/2015	BRL	2,230	2,730
6.000%, 08/15/2016	BRL	700	868
6.000%, 08/15/2020	BRL	940	1,227
6.000%, 08/15/2022	BRL	900	1,206
BM&F Bovespa
5.500%, 07/16/2020 (A)		406	454
BR Properties
9.000%, 12/31/2049 (A)		180	199
Braskem Finance
7.375%, 10/04/2049		100	102
Brazil Letras do Tesouro Nacional
8.544%, 01/01/2015	BRL	11,400	4,958
Brazil Notas do Tesouro Nacional Serie B
13.199%, 05/15/2015	BRL	5,476	6,704
10.674%, 08/15/2020	BRL	9,059	11,825
6.000%, 08/15/2016	BRL	381	472
6.000%, 08/15/2050	BRL	2,170	3,347

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2021	BRL	3,079	$1,599
10.000%, 01/01/2023	BRL	100	51
Caixa Economica Federal
3.500%, 11/07/2022 (A)		159	155
Cia Energetica de Sao Paulo MTN
9.750%, 01/15/2015		670	516
ESAL GmbH
6.250%, 02/05/2023 (A)		200	198
Federal Republic of Brazil
11.000%, 08/17/2040		100	124
10.250%, 01/10/2028	BRL	1,270	821
10.125%, 05/15/2027		1,413	2,469
8.875%, 04/15/2024		490	756
8.500%, 01/05/2024	BRL	12,150	7,044
8.250%, 01/20/2034		4,767	7,401
8.000%, 01/15/2018		1,091	1,277
7.125%, 01/20/2037		2,027	2,863
5.625%, 01/07/2041		1,393	1,672
4.875%, 01/22/2021		1,077	1,257
2.625%, 01/05/2023		450	434
Fibria Overseas Finance
6.750%, 03/03/2021		400	444
General Shopping Finance
10.000%, 12/31/2049 (A)		47	47
Globo Comunicacao e Participacoes
6.250%, 07/20/2015 (C)		162	173
Hypermarcas
6.500%, 04/20/2021 (A)		200	215
Itau Unibanco Holding
5.650%, 03/19/2022 (A)		232	242
5.125%, 05/13/2023 (A)		388	397
JBS Finance II
8.250%, 01/29/2018 8.250%,		200	220
01/29/2018 (A)		1,100	1,209
JPMorgan, CLN (Federal Republic of Brazil)
10.000%, 01/01/2023	BRL	2,000	1,029
6.000%, 05/15/2015	BRL	2,750	3,367
6.000%, 05/15/2015	BRL	1,070	1,310
Marfrig Holding Europe
8.375%, 05/09/2018		642	626
Marfrig Overseas
9.500%, 05/04/2020		800	805
Minerva Luxembourg
12.250%, 02/10/2022		800	1,000
12.250%, 02/10/2022 (A)		500	625
7.750%, 01/31/2023 (A)		495	532

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Morgan Stanley
10.090%, 05/03/2017 (A)	BRL	2,800	$1,508
Odebrecht Drilling Norbe VIII
6.350%, 06/30/2021 (A)		492	545
Odebrecht Finance
5.125%, 06/26/2022 (A)		200	213
OGX Austria GmbH
8.500%, 06/01/2018 (A)		742	667
8.375%, 04/01/2022 (A)		700	598
OSX 3 Leasing
9.250%, 03/20/2015 (A)		400	404
QGOG Atlantic
5.250%, 07/30/2018 (A)		329	340
Samarco Mineracao
4.125%, 11/01/2022 (A)		457	448
Schahin II Finance
5.875%, 09/25/2022 (A)		710	746
Vale
5.625%, 09/11/2042		340	353
Vale Overseas
8.250%, 01/17/2034		410	540
6.875%, 11/21/2036		280	330
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/2019 (A)		600	687

			100,656

Chile — 1.0%
Automotores Gildemeister
6.750%, 01/15/2023 (A)		200	206
Banco del Estado de Chile
4.125%, 10/07/2020		160	171
4.125%, 10/07/2020 (A)		300	320
3.875%, 02/08/2022 (A)		250	258
BRT Escrow
8.000%, 08/18/2018 (A)		1,123	1,040
Cencosud
4.875%, 01/20/2023 (A)		200	201
Chile Government International Bond
5.500%, 08/05/2020	CLP	650,000	1,514
3.250%, 09/14/2021		596	630

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	$227
6.250%, 07/08/2019 (A)		30	34
5.250%, 08/10/2020		120	129
5.250%, 08/10/2020 (A)		280	302
Nacional del Cobre de Chile
7.500%, 01/15/2019		190	241
6.150%, 10/24/2036		958	1,172
6.150%, 10/24/2036 (A)		569	696
5.625%, 09/21/2035		1,760	2,015
4.250%, 07/17/2042 (A)		1,136	1,080
3.875%, 11/03/2021		447	472
3.875%, 11/03/2021 (A)		450	475
3.750%, 11/04/2020		220	231
3.750%, 11/04/2020 (A)		310	326
3.000%, 07/17/2022 (A)		1,660	1,637
SMU
7.750%, 02/08/2020 (A)		300	307
Telefonica Chile
3.875%, 10/12/2022 (A)		401	395

			14,079

China — 1.2%
Agile Property Holdings
8.875%, 04/28/2017		451	489
Amber Circle Funding
3.250%, 12/04/2022		1,400	1,407
China Overseas Finance Cayman II
5.500%, 11/10/2020		100	113
China Overseas Finance Cayman V
3.950%, 11/15/2022		200	199
China Shanshui Cement Group
10.500%, 04/27/2017 (A)		750	861
CNPC HK Overseas Capital
5.950%, 04/28/2041		400	491
COSCO Finance 2011
4.000%, 12/03/2022		200	201
Country Garden Holdings
11.250%, 04/22/2017		810	912
7.500%, 01/10/2023		200	207
7.500%, 01/10/2023 (A)		202	210
Evergrande Real Estate Group
13.000%, 01/27/2015		200	218
13.000%, 01/27/2015		300	327
13.000%, 01/27/2015 (A)		350	382
9.250%, 01/19/2016	CNY	5,600	910
7.500%, 01/19/2014	CNY	3,280	534
Franshion Development
6.750%, 04/15/2021 (A)		430	471

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Gemdale International Investment
7.125%, 11/16/2017		500	$515
Hidili Industry International Development
8.625%, 11/04/2015		900	697
Longfor Properties
9.500%, 04/07/2016		400	442
Mega Advance Investments
5.000%, 05/12/2021 (A)		200	227
MIE Holdings
9.750%, 05/12/2016 (A)		200	219
Sinochem Offshore Capital
1.800%, 01/18/2014	CNY	3,000	478
Sinochem Overseas Capital
6.300%, 11/12/2040		290	339
4.500%, 11/12/2020		1,500	1,607
4.500%, 11/12/2020 (A)		2,422	2,594
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		320	348
3.900%, 05/17/2022 (A)		310	329
Sunac China Holdings
12.500%, 10/16/2017		400	451
Tencent Holdings
4.625%, 12/12/2016 (A)		200	218
3.375%, 03/05/2018 (A)		230	238

			16,634

Colombia — 4.1%
Bancolombia
5.125%, 09/11/2022		284	288
Bogota Distrito Capital
9.750%, 07/26/2028	COP	300,000	240
9.750%, 07/26/2028 (A)	COP	10,518,000	8,399
Citigroup Funding, CLN (Republic of Colombia) MTN
11.000%, 07/27/2020	COP	9,180,000	6,969
Colombia Telecomunicaciones ESP
5.375%, 09/27/2022 (A)		200	204
Colombian TES
10.000%, 07/24/2024	COP	3,012,000	2,355
7.500%, 08/26/2026	COP	2,650,000	1,773
Ecopetrol
7.625%, 07/23/2019		40	51
7.625%, 07/23/2019 (A)		210	265
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	614
Empresa de Energia de Bogota
6.125%, 11/10/2021		200	224
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	334,000	214

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Grupo Aval
5.250%, 02/01/2017 (A)		200	$216
4.750%, 09/26/2022 (A)		234	235
Gruposura Finance
5.700%, 05/18/2021 (A)		472	523
Republic of Colombia
12.000%, 10/22/2015	COP	796,000	527
11.750%, 02/25/2020		2,958	4,644
10.375%, 01/28/2033		160	277
9.850%, 06/28/2027	COP	7,021,000	6,024
8.125%, 05/21/2024		1,140	1,642
7.750%, 04/14/2021	COP	6,612,000	4,604
7.375%, 01/27/2017		310	379
7.375%, 03/18/2019		1,310	1,695
7.375%, 09/18/2037		5,534	8,011
6.125%, 01/18/2041		1,870	2,389
4.375%, 07/12/2021		450	504
4.375%, 03/21/2023	COP	3,652,000	2,083
2.625%, 03/15/2023		514	495
Titulos de Tesoreria
7.000%, 02/25/2015	COP	620,000	771
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (A)		200	221

			56,836

Costa Rica — 0.1%
Costa Rica Government International Bond
4.250%, 01/26/2023		690	704

Croatia — 0.7%
Republic of Croatia
6.750%, 11/05/2019		2,655	2,930
6.625%, 07/14/2020		2,155	2,389
6.375%, 03/24/2021		1,330	1,460
6.375%, 03/24/2021 (A)		200	219
6.250%, 04/27/2017		200	216
6.250%, 04/27/2017 (A)		1,216	1,312
5.875%, 07/09/2018	EUR	170	240
Zagrebacki Holding
5.500%, 07/10/2017	EUR	1,300	1,377

			10,143

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/2016	EUR	400	549
11.625%, 09/15/2016 (A)	EUR	600	824

			1,373

Dominican Republic — 0.3%
Capital Cana
10.000%, 04/30/2016 (B)		1,007	151
10.000%, 04/30/2016 (B)		1,054	158

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Republic of Dominican Republic
9.040%, 01/23/2018	1,827	$2,043
7.500%, 05/06/2021	1,401	1,571
7.500%, 05/06/2021 (A)	520	583

		4,506

Ecuador — 0.0%
Republic of Ecuador
9.375%, 12/15/2015	480	500

Egypt — 0.1%
Arab Republic of Egypt
6.875%, 04/30/2040	300	264
5.750%, 04/29/2020	200	184
5.750%, 04/29/2020 (A)	270	248
Nile Finance
5.250%, 08/05/2015	360	351

		1,047

El Salvador — 0.4%
Republic of El Salvador
8.250%, 04/10/2032	150	190
7.750%, 01/24/2023	367	446
7.650%, 06/15/2035	1,440	1,694
7.650%, 06/15/2035	110	129
7.625%, 02/01/2041 (A)	410	482
7.375%, 12/01/2019	440	525
7.375%, 12/01/2019 (A)	250	299
5.875%, 01/30/2025	780	826
5.875%, 01/30/2025 (A)	70	74
Telemovil Finance
8.000%, 10/01/2017	500	541

		5,206

Georgia — 0.1%
Georgian Railway JSC
7.750%, 07/11/2022 (A)	420	494
Republic of Georgia
6.875%, 04/12/2021	200	231
6.875%, 04/12/2021 (A)	310	359

		1,084

Germany — 0.4%
Desarrolladora Homex MTN
10.000%, 01/06/2021	3,500	3,674
Deutsche Bank, CLN (Cablevision) MTN
9.375%, 02/13/2018 (A)	1,684	1,179

		4,853

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017		490	$559
8.500%, 10/04/2017 (A)		300	342

			901

Guatemala — 0.1%
Guatemala Government Bond
4.875%, 02/13/2028 (A)		969	952

Hong Kong — 0.3%
Central China Real Estate
12.250%, 10/20/2015		400	442
CFG Investment
9.750%, 07/30/2019		550	470
China Oriental Group
8.000%, 08/18/2015		600	620
8.000%, 08/18/2015 (A)		650	671
Fosun International
7.500%, 05/12/2016		600	630
Hutchison Whampoa International 10
6.000%, 12/31/2049 (D)		264	281
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020		510	564
PCCW-HKT Capital No. 4
4.250%, 02/24/2016		337	358
Shimao Property Holdings
11.000%, 03/08/2018		400	455
Yancoal International Resources Development
5.730%, 05/16/2022 (A)		308	316

			4,807

Hungary — 3.1%
Hungary Treasury Bills
5.480%, 04/17/2013	HUF	500,000	2,197
Magyar Export-Import Bank RT
5.500%, 02/12/2018 (A)		215	218

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Hungary
8.000%, 02/12/2015	HUF	1,392,200	$6,493
7.750%, 08/24/2015	HUF	2,078,620	9,733
7.625%, 03/29/2041		990	1,111
7.000%, 06/24/2022	HUF	632,000	2,925
6.750%, 02/24/2017	HUF	189,720	875
6.750%, 11/24/2017	HUF	1,137,920	5,269
6.500%, 06/24/2019	HUF	167,000	763
6.375%, 03/29/2021		1,656	1,786
6.250%, 01/29/2020		860	929
6.000%, 01/11/2019	EUR	1,024	1,399
6.000%, 11/24/2023	HUF	88,440	380
5.750%, 06/11/2018	EUR	2,733	3,697
5.500%, 05/06/2014	GBP	598	928
5.375%, 02/21/2023		1,102	1,087
5.000%, 03/30/2016	GBP	253	386
4.125%, 02/19/2018		210	207
3.500%, 07/18/2016	EUR	1,819	2,345

			42,728

India — 0.2%
Export-Import Bank of India MTN
4.000%, 08/07/2017		220	232
ICICI Bank
5.750%, 11/16/2020		100	111
5.750%, 11/16/2020 (A)		127	140
Reliance Holdings USA
6.250%, 10/19/2040		550	616
5.400%, 02/14/2022 (A)		250	280
Vedanta Resources
8.250%, 06/07/2021		700	796
8.250%, 06/07/2021 (A)		200	228

			2,403

Indonesia — 4.8%
Adaro Indonesia
7.625%, 10/22/2019 (A)		480	527
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	699
Indo Energy Finance II
6.375%, 01/24/2023 (A)		708	733
Indonesia Treasury Bond
6.125%, 05/15/2028	IDR	200,000	21
Indosat Palapa
7.375%, 07/29/2020 (A)		210	236
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	131,900,000	15,364
6.250%, 04/15/2017	IDR	1,600,000	175
5.625%, 05/15/2023	IDR	12,500,000	1,329
5.250%, 05/15/2018	IDR	22,300,000	2,353

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Majapahit Holding
8.000%, 08/07/2019		200	$249
8.000%, 08/07/2019 (A)		350	436
7.875%, 06/29/2037 (A)		215	281
7.750%, 10/17/2016		160	187
7.750%, 10/17/2016		250	292
7.750%, 01/20/2020 (A)		320	395
Pertamina Persero
6.500%, 05/27/2041 (A)		820	904
6.000%, 05/03/2042 (A)		1,450	1,519
4.875%, 05/03/2022 (A)		550	583
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)		390	429
5.250%, 10/24/2042		200	195
Republic of Indonesia
11.625%, 03/04/2019		408	596
11.625%, 03/04/2019		1,981	2,892
11.625%, 03/04/2019 (A)		2,610	3,811
11.000%, 10/15/2014	IDR	5,300,000	605
10.375%, 05/04/2014		170	187
8.500%, 10/12/2035		531	790
8.500%, 10/12/2035		100	149
8.500%, 10/12/2035		1,840	2,737
8.250%, 06/15/2032	IDR	50,032,000	6,280
7.750%, 01/17/2038		1,152	1,617
7.750%, 01/17/2038		4,137	5,807
7.500%, 01/15/2016		550	630
7.000%, 05/15/2022	IDR	32,320,000	3,765
6.875%, 01/17/2018		1,924	2,287
6.875%, 01/17/2018 (A)		100	119
6.625%, 05/15/2033	IDR	17,880,000	1,923
6.625%, 02/17/2037		170	213
6.625%, 02/17/2037		100	125
6.250%, 04/15/2017	IDR	17,400,000	1,906
5.875%, 03/13/2020		200	234
5.875%, 03/13/2020 (A)		790	923
5.625%, 05/15/2023	IDR	11,280,000	1,199
4.875%, 05/05/2021		400	444
4.875%, 05/05/2021 (A)		550	610
3.750%, 04/25/2022		476	493
Star Energy
11.500%, 02/12/2015 (A)		289	307

			67,556

Iraq — 0.4%
Republic of Iraq
5.800%, 01/15/2028		5,487	4,993

Israel — 0.0%
Altice Financing
7.875%, 12/15/2019		200	216

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Altice Finco
9.875%, 12/15/2020	300	$333

		549

Ivory Coast — 0.2%
Government of Ivory Coast
3.750%, 12/31/2032 (B)	3,527	3,236

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/2018	500	550
8.250%, 09/30/2020	1,300	1,387
8.250%, 09/30/2020 (A)	500	533

		2,470

Kazakhstan — 1.7%
ATF Bank JSC
9.000%, 05/11/2016	400	392
BTA Bank JSC
5.500%, 12/21/2022	200	141
Development Bank of Kazakhstan
4.125%, 12/10/2022 (A)	350	344
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022	530	521
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (A)	700	763
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042	500	601
6.375%, 10/06/2020	660	780
Kazatomprom
6.250%, 05/20/2015	250	268
6.250%, 05/20/2015 (A)	900	965
Kazkommertsbank MTN
8.000%, 11/03/2015	300	295
7.500%, 11/29/2016	800	768
Kazkommertsbank JSC Via Citigroup Global Markets
8.700%, 04/07/2014 (C)(D)	600	575
KazMunaiGaz Finance Sub
11.750%, 01/23/2015	1,604	1,873
11.750%, 01/23/2015 (A)	180	210
9.125%, 07/02/2018	1,068	1,367
9.125%, 07/02/2018 (A)	2,906	3,719
8.375%, 07/02/2013	267	272
7.000%, 05/05/2020	1,698	2,059
7.000%, 05/05/2020 (A)	1,331	1,614
6.375%, 04/09/2021	200	236
6.375%, 04/09/2021 (A)	3,065	3,617

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Tengizchevroil Finance
6.124%, 11/15/2014		183	$189
Zhaikmunai Via Zhaikmunai
International BV
7.125%, 11/13/2019		550	581
7.125%, 11/13/2019 (A)		1,020	1,079

			23,229

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/2020		700	904

Latvia — 0.2%
Republic of Latvia
5.250%, 06/16/2021 (A)		540	613
2.750%, 01/12/2020		900	879
2.750%, 01/12/2020 (A)		910	888

			2,380

Lithuania — 1.1%
Republic of Lithuania
7.375%, 02/11/2020		681	863
7.375%, 02/11/2020 (A)		800	1,014
6.625%, 02/01/2022		1,300	1,605
6.625%, 02/01/2022 (A)		300	371
6.125%, 03/09/2021		5,790	6,905
6.125%, 03/09/2021 (A)		1,716	2,046
5.125%, 09/14/2017		480	533
4.850%, 02/07/2018	EUR	1,050	1,507

			14,844

Malaysia — 4.5%
Axiata SPV1 Labuan
5.375%, 04/28/2020		290	325
Malaysia Government Bond
4.392%, 04/15/2026	MYR	10,900	3,800
4.262%, 09/15/2016	MYR	30,770	10,340
4.160%, 07/15/2021	MYR	11,520	3,898
4.012%, 09/15/2017	MYR	29,810	9,974
3.892%, 03/15/2027	MYR	5,548	1,835
3.580%, 09/28/2018	MYR	7,300	2,396
3.492%, 03/31/2020	MYR	6,983	2,271
3.418%, 08/15/2022	MYR	11,873	3,824
3.314%, 10/31/2017	MYR	7,720	2,509
3.197%, 10/15/2015	MYR	35,090	11,393
3.172%, 07/15/2016	MYR	7,245	2,350
Penerbangan Malaysia
5.625%, 03/15/2016		741	835
Petroliam Nasional
7.625%, 10/15/2026		106	154
Petronas Capital
7.875%, 05/22/2022		1,162	1,633
5.250%, 08/12/2019		260	306
5.250%, 08/12/2019 (A)		4,144	4,871
Petronas Capital Registered
7.875%, 05/22/2022		46	65

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Wakala Global Sukuk
4.646%, 07/06/2021(A)	410	$464

		63,243

Mexico — 8.7%
America Movil
3.125%, 07/16/2022	200	199
2.375%, 09/08/2016	43	45
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/2021 (A)	363	332
BBVA Bancomer
6.750%, 09/30/2022 (A)	500	573
6.008%, 05/17/2022 (D)	600	628
Cemex
9.000%, 01/11/2018 (A)	344	381
Cemex Espana Luxembourg
9.250%, 05/12/2020	900	999
9.250%, 05/12/2020 (A)	789	876
Cemex Finance LLC
9.375%, 10/12/2022 (A)	843	980
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)	570	618
4.875%, 05/26/2021	200	219
4.875%, 05/26/2021 (A)	300	329
Desarrolladora Homex
9.750%, 03/25/2020 (A)	700	658
GEO
9.250%, 06/30/2020	398	370
8.875%, 03/27/2022 (A)	200	185
Grupo Bimbo
4.875%, 06/30/2020 (A)	215	241
4.500%, 01/25/2022 (A)	100	108
Grupo Senda
10.500%, 10/03/2015	4,390	4,544
Grupo Televisa
6.000%, 05/15/2018	174	205

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Mexican Bonos
10.000%, 11/20/2036	MXN	44,600	$5,244
8.500%, 12/13/2018	MXN	12,119	1,125
8.500%, 05/31/2029	MXN	43,730	4,445
8.500%, 11/18/2038	MXN	69,163	7,139
8.000%, 12/17/2015	MXN	9,458	808
8.000%, 06/11/2020	MXN	6,326	590
7.750%, 12/14/2017	MXN	20,763	1,835
7.750%, 05/29/2031	MXN	65,822	6,265
7.750%, 11/13/2042	MXN	11,800	1,137
7.500%, 06/03/2027	MXN	107,523	10,079
7.000%, 06/19/2014	MXN	9,439	764
6.500%, 06/10/2021	MXN	65,642	5,657
6.500%, 06/09/2022	MXN	138,710	11,982
6.250%, 06/16/2016	MXN	27,400	2,255
6.000%, 06/18/2015	MXN	47,300	3,832
5.000%, 06/15/2017	MXN	27,181	2,153
Mexican Udibonos
5.000%, 06/16/2016	MXN	2,683	1,164
2.500%, 12/10/2020	MXN	23,200	9,713
2.000%, 06/09/2022	MXN	1,576	633
Mexichem
6.750%, 09/19/2042 (A)		419	465
4.875%, 09/19/2022 (A)		200	211
Mexico Cetes
4.440%, 06/27/2013	MXN	208,459	1,609
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (A)		200	211
NII Capital
10.000%, 08/15/2016		1,065	943
7.625%, 04/01/2021		576	403
Oceanografia
11.250%, 07/15/2015		1,386	1,040
Pemex Finance
9.150%, 11/15/2018		1,895	2,352
Pemex Project Funding Master Trust
6.625%, 06/15/2035		1,670	2,004
5.750%, 03/01/2018		984	1,134
Petroleos Mexicanos
8.000%, 05/03/2019		420	536
6.500%, 06/02/2041		200	236
6.500%, 06/02/2041 (A)		980	1,154
6.500%, 06/02/2041 (A)		30	35
6.000%, 03/05/2020		200	235
6.000%, 03/05/2020 (A)		80	94
5.500%, 06/27/2044		50	51
5.500%, 06/27/2044 (A)		190	195
3.500%, 01/30/2023 (A)		210	206
Southern Copper
6.750%, 04/16/2040		162	188
5.250%, 11/08/2042		225	217

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

United Mexican States MTN
8.300%, 08/15/2031		400	$617
7.500%, 04/08/2033		450	647
6.050%, 01/11/2040		1,854	2,318
5.950%, 03/19/2019		836	1,015
5.750%, 10/12/2110		8,032	8,899
5.625%, 01/15/2017		516	595
5.125%, 01/15/2020		630	741
4.750%, 03/08/2044		1,984	2,083
3.625%, 03/15/2022		390	416
United Mexican States, Ser A MTN
6.750%, 09/27/2034		1,309	1,761
Urbi Desarrollos Urbanos
9.750%, 02/03/2022 (A)		500	418
9.500%, 01/21/2020		100	82

			122,421

Mongolia — 0.1%
Mongolia Government International Bond
5.125%, 12/05/2022		400	378
Mongolian Mining MTN
8.875%, 03/29/2017		400	421

			799

Morocco — 0.2%
Kingdom of Morocco
5.500%, 12/11/2042		700	702
5.500%, 12/11/2042 (A)		200	201
4.250%, 12/11/2022		600	613
4.250%, 12/11/2022 (A)		755	772

			2,288

Nigeria — 1.2%
Afren
11.500%, 02/01/2016		600	703
11.500%, 02/01/2016 (A)		700	821
10.250%, 04/08/2019 (A)		400	472
Nigeria Treasury Bill
15.400%, 12/19/2013	NGN	59,000	344
12.570%, 03/21/2013	NGN	40,000	251
12.220%, 01/09/2014	NGN	110,000	642
12.040%, 04/04/2013	NGN	140,000	873
11.410%, 05/16/2013	NGN	43,000	265
11.220%, 01/23/2014	NGN	153,000	874
9.780%, 03/28/2013	NGN	530,000	3,314
0.000%, 03/21/2013	NGN	460,000	2,884
Republic of Nigeria
16.390%, 01/27/2022	NGN	80,000	669
16.000%, 06/29/2019	NGN	90,000	706
16.000%, 06/29/2019	NGN	186,000	1,459
15.100%, 04/27/2017	NGN	65,000	470
6.750%, 01/28/2021		200	231
6.750%, 01/28/2021 (A)		550	635

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

UBS
7.396%, 09/04/2017 (A)(D)	800	$603

		16,216

Pakistan — 0.1%
Pakistan Mobile Communications
8.625%, 11/13/2013 (A)	330	329
Republic of Pakistan
7.125%, 03/31/2016	100	92
7.125%, 03/31/2016	450	412
6.875%, 06/01/2017	630	551
6.875%, 06/01/2017	200	175

		1,559

Panama — 0.8%
ENA Norte Trust
4.950%, 04/25/2023	297	306
Republic of Panama
9.375%, 01/16/2023	595	857
9.375%, 04/01/2029	2,122	3,438
8.875%, 09/30/2027	1,515	2,333
8.125%, 04/28/2034	2,249	3,267
7.125%, 01/29/2026	100	133
6.700%, 01/26/2036	930	1,246

		11,580

Paraguay — 0.1%
Republic of Paraguay
4.625%, 01/25/2023 (A)	550	547
Telefonica Celular del Paraguay
6.750%, 12/13/2022	200	215

		762

Peru — 1.4%
Ajecorp
6.500%, 05/14/2022 (A)	200	218
Azucarera del Peru
6.375%, 08/02/2022 (A)	124	134
Banco de Credito del Peru
5.375%, 09/16/2020	10	11
5.375%, 09/16/2020 (A)	306	336
BBVA Banco Continental
5.000%, 08/26/2022 (A)	195	204
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (A)	225	222
CFG Investment SAC
9.750%, 07/30/2019 (A)	550	470
El Fondo MIVIVIENDA
3.500%, 01/31/2023 (A)	250	244
Inkia Energy
8.375%, 04/04/2021 (A)	348	392

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Interoceanica IV Finance
4.027%, 11/30/2025 (A)		686	$452
2.867%, 11/30/2018 (A)		239	203
2.480%, 11/30/2018		476	404
Peru Enhanced Pass-Through Finance
4.310%, 06/02/2025 (A)		1,000	680
3.052%, 05/31/2018		299	271
2.701%, 05/31/2018 (A)		307	278
Republic of Peru
9.910%, 05/05/2015	PEI	785	359
8.750%, 11/21/2033		4,298	7,113
8.600%, 08/12/2017	PEI	2,260	1,103
8.375%, 05/03/2016		380	462
8.200%, 08/12/2026	PEI	1,440	778
7.840%, 08/12/2020	PEI	3,020	1,472
7.350%, 07/21/2025		1,730	2,439
7.125%, 03/30/2019		180	231
6.950%, 08/12/2031	PEI	1,500	726
Volcan Cia Minera SAA
5.375%, 02/02/2022 (A)		112	121

			19,323

Philippines — 1.6%
Development Bank of Philippines
5.500%, 03/25/2021		370	417
National Power
9.625%, 05/15/2028		1,100	1,727
Power Sector
7.390%, 12/02/2024 (A)		650	878
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024		250	338
Republic of Philippines
10.625%, 03/16/2025		1,466	2,463
9.500%, 02/02/2030		2,938	4,859
8.375%, 06/17/2019		360	488
7.750%, 01/14/2031		2,867	4,197
6.500%, 01/20/2020 (E)		640	808
6.375%, 10/23/2034		600	794
6.250%, 01/14/2036	PHP	52,000	1,637
5.500%, 03/30/2026		620	761
4.000%, 01/15/2021		1,293	1,438
3.900%, 11/26/2022	PHP	52,000	1,368

			22,173

Poland — 6.4%
CEDC Finance International
8.875%, 12/01/2016	EUR	500	440
Eileme 2
11.750%, 01/31/2020	EUR	200	300
11.625%, 01/31/2020 (A)		1,350	1,559
Polish Television Holding MTN
11.000%, 11/15/2014 (A)(C)	EUR	400	565

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Poland
6.375%, 07/15/2019		7,802	$9,616
6.250%, 10/24/2015	PLN	3,300	1,110
5.750%, 04/25/2014	PLN	1,580	510
5.750%, 10/25/2021	PLN	9,655	3,443
5.750%, 09/23/2022	PLN	23,715	8,527
5.750%, 04/25/2029	PLN	3,680	1,374
5.500%, 04/25/2015	PLN	23,000	7,543
5.500%, 10/25/2019	PLN	8,000	2,776
5.250%, 10/25/2017	PLN	4,988	1,680
5.125%, 04/21/2021		200	231
5.000%, 10/24/2013	PLN	2,960	942
5.000%, 04/25/2016	PLN	15,750	5,176
5.000%, 03/23/2022		4,493	5,136
4.750%, 10/25/2016	PLN	5,500	1,802
4.750%, 04/25/2017	PLN	20,930	6,880
4.028%, 01/25/2014	PLN	29,480	9,010
4.000%, 10/25/2023	PLN	17,930	5,654
3.110%, 07/25/2014	PLN	3,970	1,194
3.000%, 08/24/2016	PLN	30,489	10,195
3.000%, 03/17/2023		850	828
2.750%, 08/25/2023	PLN	6,538	2,252
1.371%, 07/25/2013	PLN	1,710	531
TVN Finance II
10.750%, 11/15/2017	EUR	150	215

			89,489

Qatar — 0.5%
Qtel International Finance
7.875%, 06/10/2019		613	797
4.750%, 02/16/2021		300	335
4.500%, 01/31/2043 (A)		250	244
3.875%, 01/31/2028 (A)		400	396
3.250%, 02/21/2023 (A)		255	252
State of Qatar
9.750%, 06/15/2030		285	488
6.550%, 04/09/2019		348	432
6.400%, 01/20/2040		330	434
6.400%, 01/20/2040 (A)		438	576
5.750%, 01/20/2042 (A)		850	1,028
5.250%, 01/20/2020		326	383
5.250%, 01/20/2020 (A)		1,486	1,744

			7,109

Romania — 0.8%
Romania Government Bond
5.900%, 07/26/2017	RON	2,830	856
5.850%, 07/28/2014	RON	5,660	1,703
5.800%, 10/26/2015	RON	5,650	1,697

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Romanian Government International Bond MTN
6.750%, 02/07/2022		3,292	$3,902
6.750%, 02/07/2022 (A)		390	462
6.500%, 06/18/2018	EUR	776	1,138
6.000%, 10/19/2013	RON	1,120	336
5.850%, 07/28/2014	RON	20	6
4.375%, 08/22/2023 (A)		1,138	1,127

			11,227

Russia — 9.9%
Alfa Bank Via Alfa Bond Issuance
7.500%, 09/26/2019		450	486
7.500%, 09/26/2019 (A)		475	513
Brunswick Rail Finance
6.500%, 11/01/2017		450	482
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018 (A)		400	414
Edel Capital for Sinek Capital SA
7.700%, 08/03/2015		600	639
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (A)		250	257
Evraz Group
9.500%, 04/24/2018		700	808
6.750%, 04/27/2018		600	629
6.750%, 04/27/2018 (A)		200	210
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022		1,227	1,224
4.375%, 09/19/2022 (A)		600	598
Gazprom OAO Via Gaz Capital
4.950%, 07/19/2022 (A)		932	974
4.950%, 02/06/2028 (A)		893	892
Lukoil International Finance
6.656%, 06/07/2022		100	119
6.125%, 11/09/2020		200	228
Metalloinvest Finance
6.500%, 07/21/2016		600	632
MTS International Funding
8.625%, 06/22/2020 (A)		1,550	1,968
Novatek Finance
5.326%, 02/03/2016		375	402
OAO TMK Capital
7.750%, 01/27/2018		1,200	1,285
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (A)		290	291
Promsvyazbank Via PSB Finance
10.200%, 11/06/2019		650	694
8.500%, 04/25/2017		400	424

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022		550	$549
Russian Agricultural Bank Via RSHB Capital
6.000%, 06/03/2021 (D)		425	446
5.298%, 12/27/2017 (A)		415	440
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	138,377	4,951
7.600%, 04/14/2021	RUB	549,325	19,099
7.600%, 07/20/2022	RUB	92,000	3,199
7.500%, 03/15/2018	RUB	109,517	3,804
7.500%, 02/27/2019	RUB	229,100	7,932
7.400%, 04/19/2017	RUB	42,321	1,452
7.400%, 06/14/2017	RUB	108,100	3,706
7.100%, 03/13/2014	RUB	203,700	6,761
7.000%, 06/03/2015	RUB	114,750	3,835
6.900%, 08/03/2016	RUB	446,140	14,972
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		1,874	3,659
7.850%, 03/10/2018	RUB	380,000	13,385
7.850%, 03/10/2018 (A)	RUB	10,000	352
7.500%, 03/31/2030 (C)		10,963	13,651
7.500%, 03/31/2030 (C)		1,932	2,406
5.625%, 04/04/2042		200	232
5.625%, 04/04/2042 (A)		1,000	1,163
5.000%, 04/29/2020		300	343
3.250%, 04/04/2017(A)		1,200	1,262
Russian Railways via RZD Capital
5.700%, 04/05/2022		399	448
Russian Standard Bank Via Russian Standard Finance
9.250%, 07/11/2017		500	538
Sberbank of Russia Via SB Capital
6.125%, 02/07/2022		300	339
6.125%, 02/07/2022 (A)		200	226
6.125%, 02/07/2022 (A)		290	327
5.125%, 10/29/2022 (A)		275	275
SCF Capital
5.375%, 10/27/2017 (A)		409	430
Severstal OAO Via Steel Capital
6.700%, 10/25/2017		304	333
5.900%, 10/17/2022		200	205
5.900%, 10/17/2022 (A)		202	206
Sibur Securities
3.914%, 01/31/2018 (A)		520	517

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Teorema Holding
11.000%, 10/27/2009 (B)(F)	2,000	$200
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016	340	358
VimpelCom Holdings
7.504%, 03/01/2022	200	223
7.504%, 03/01/2022 (A)	600	671
6.255%, 03/01/2017	200	215
VimpelCom Holdings BV
5.200%, 02/13/2019 (A)	300	304
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/2018	300	355
9.125%, 04/30/2018 (A)	400	474
7.748%, 02/02/2021 (A)	1,490	1,679
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020	1,620	1,914
6.902%, 07/09/2020 (A)	835	986
6.800%, 11/22/2025	230	273
6.800%, 11/22/2025 (A)	600	713
6.025%, 07/05/2022 (A)	860	971
5.450%, 11/22/2017 (A)	340	374
VTB Bank Via VTB Capital
6.315%, 02/22/2018	846	926
VTB Capital
6.875%, 05/29/2018	570	638
6.551%, 10/13/2020 (A)	960	1,060
6.250%, 06/30/2035	396	429

		138,375

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk II
10.750%, 02/18/2015	500	548
10.750%, 02/18/2015 (A)	150	165

		713

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021	400	470
8.750%, 05/13/2021 (A)(E)	650	764

		1,234

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Serbia — 0.2%
Republic of Serbia
7.250%, 09/28/2021		900	$1,002
7.250%, 09/28/2021 (A)		600	668
5.250%, 11/21/2017 (A)		200	206
4.875%, 02/25/2020 (A)		500	491

			2,367

Singapore — 0.4%
DBS Bank
3.625%, 09/21/2022 (D)		200	211
MMI International
8.000%, 03/01/2017 (A)		250	259
Oversea-Chinese Banking
3.150%, 03/11/2023 (A)(D)		219	224
Sea Production
4.743%, 02/14/2014		4,755	4,279
Yanlord Land Group
9.500%, 05/04/2017		700	751

			5,724

Slovak Republic — 0.1%
Slovakia Government International Bond
4.375%, 05/21/2022 (A)		1,403	1,487

Slovenia — 0.1%
Slovenia Government International Bond
5.500%, 10/26/2022 (A)		841	854

South Africa — 6.8%
African Bank MTN
8.125%, 02/24/2017		500	543
Edcon Pty
9.500%, 03/01/2018	EUR	500	636
3.502%, 06/15/2014 (D)	EUR	208	271
Eskom Holdings
5.750%, 01/26/2021 (A)		683	744
Gold Field Orogen
4.875%, 10/07/2020		200	197

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of South Africa
13.500%, 09/15/2015	ZAR	13,240	$1,758
10.500%, 12/21/2026	ZAR	62,669	8,905
8.750%, 02/28/2048	ZAR	17,300	1,993
8.500%, 06/23/2017		3,038	3,761
8.250%, 09/15/2017	ZAR	70,780	8,656
8.000%, 12/21/2018	ZAR	170,760	20,807
7.750%, 02/28/2023	ZAR	108,416	12,964
7.250%, 01/15/2020	ZAR	28,800	3,374
7.000%, 02/28/2031	ZAR	71,759	7,327
6.875%, 05/27/2019		3,533	4,319
6.750%, 03/31/2021	ZAR	97,620	11,092
6.500%, 02/28/2041	ZAR	17,600	1,581
6.250%, 03/31/2036	ZAR	16,610	1,475
6.250%, 03/08/2041		580	710
5.875%, 05/30/2022		800	945
5.500%, 03/09/2020		640	734
4.665%, 01/17/2024		1,500	1,612
Sappi Papier Holding GmbH
8.375%, 06/15/2019 (A)		400	448
Transnet MTN
4.500%, 02/10/2016 (A)		370	391
Transnet SOC
4.000%, 07/26/2022 (A)		305	301

			95,544

South Korea — 0.0%
Korea Hydro & Nuclear Power
4.750%, 07/13/2021		200	224
3.000%, 09/19/2022 (A)		294	290

			514

Sri Lanka — 0.2%
Bank of Ceylon
6.875%, 05/03/2017 (A)		360	377
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/2015 (A)		170	182
6.250%, 10/04/2020		820	873
6.250%, 07/27/2021 (A)		530	552
5.875%, 07/25/2022 (A)		200	208

			2,192

Supra-National — 0.1%
Inter-American Development Bank MTN
5.419%, 08/20/2015	IDR	18,690,000	1,695

Thailand — 2.7%
PTT Global Chemical
4.250%, 09/19/2022 (A)		200	208
PTTEP Canada International Finance MTN
5.692%, 04/05/2021		200	230

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	$120
3.875%, 06/13/2019	THB	48,613	1,684
3.775%, 06/25/2032	THB	31,000	991
3.650%, 12/17/2021	THB	232,810	7,891
3.625%, 05/22/2015	THB	296,350	10,122
3.625%, 06/16/2023	THB	65,983	2,217
3.580%, 12/17/2027	THB	35,211	1,138
3.250%, 06/16/2017	THB	130,930	4,432
2.800%, 10/10/2017	THB	112,000	3,714
Thailand Government Index- Linked Bond
1.200%, 07/14/2021	THB	161,638	5,558

			38,305

Trinidad & Tobago — 0.1%
Petroleum of Trinidad & Tobago
9.750%, 08/14/2019 (A)		1,153	1,531
6.000%, 05/08/2022		24	26

			1,557

Turkey — 6.5%
Akbank
3.875%, 10/24/2017 (A)		150	154
Anadolu Efes Biracilik Ve Malt Sanayii
3.375%, 11/01/2022 (A)		200	190
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	223

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Turkey
11.875%, 01/15/2030		685	$1,281
10.000%, 12/04/2013	TRY	1,400	805
10.000%, 06/17/2015	TRY	2,150	1,305
9.500%, 01/12/2022	TRY	6,497	4,260
9.000%, 03/05/2014	TRY	980	563
9.000%, 05/21/2014	TRY	7,510	4,689
9.000%, 01/27/2016	TRY	2,400	1,445
9.000%, 03/08/2017	TRY	14,719	9,034
8.500%, 09/14/2022	TRY	6,600	4,110
8.000%, 02/14/2034		1,753	2,481
7.500%, 09/24/2014	TRY	3,420	1,956
7.500%, 09/24/2014	TRY	1,600	915
7.500%, 07/14/2017		2,904	3,499
7.500%, 11/07/2019		1,437	1,820
7.375%, 02/05/2025		1,020	1,337
7.250%, 03/05/2038		490	655
7.000%, 09/26/2016		880	1,023
7.000%, 03/11/2019		280	343
7.000%, 06/05/2020		110	137
6.875%, 03/17/2036		1,600	2,040
6.770%, 07/17/2013	TRY	13,555	7,387
6.750%, 04/03/2018		4,997	5,978
6.750%, 05/30/2040		414	527
6.250%, 09/26/2022		260	315
6.000%, 01/14/2041		1,140	1,325
5.625%, 03/30/2021		410	475
5.125%, 03/25/2022		3,237	3,634
4.500%, 02/11/2015	TRY	7,214	4,416
4.000%, 04/29/2015	TRY	7,191	4,378
4.000%, 04/01/2020	TRY	3,530	2,379
3.250%, 03/23/2023		4,645	4,494
3.000%, 02/23/2022	TRY	15,653	10,238
Turkiye Garanti Bankasi
7.375%, 03/07/2018		1,740	962
5.250%, 09/13/2022 (A)		200	211
4.000%, 09/13/2017 (A)		300	309
Yuksel Insaat
9.500%, 11/10/2015		358	286

			91,579

Ukraine — 1.8%
Biz Finance for Ukreximbank
8.375%, 04/27/2015		5,247	5,319
DTEK Finance
9.500%, 04/28/2015		700	724
9.500%, 04/28/2015 (A)		490	507
Ferrexpo Finance
7.875%, 04/07/2016		1,500	1,500
7.875%, 04/07/2016 (A)		205	205
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017		550	584
9.000%, 12/07/2017 (A)		444	472

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Government of Ukraine
9.250%, 07/24/2017		$2,110	$2,332
9.250%, 07/24/2017 (A)		1,611	1,788
7.950%, 02/23/2021 (A)		350	374
7.800%, 11/28/2022 (A)(E)		1,581	1,636
7.750%, 09/23/2020		500	528
6.875%, 09/23/2015		130	131
6.875%, 09/23/2015 (A)		604	610
6.580%, 11/21/2016		340	342
6.250%, 06/17/2016		200	200
6.250%, 06/17/2016 (A)		700	700
Metinvest
10.250%, 05/20/2015		1,200	1,274
8.750%, 02/14/2018		600	613
8.750%, 02/14/2018 (A)		341	348
MHP
10.250%, 04/29/2015 (A)		1,600	1,696
Mriya Agro Holding
10.950%, 03/30/2016 (A)		317	326
NAK Naftogaz Ukraine
9.500%, 09/30/2014		1,673	1,732
Oschadbank Via SSB #1
8.250%, 03/10/2016		430	420
Ukraine Government International Bond
7.800%, 11/28/2022		1,450	1,501

			25,862

United Arab Emirates — 0.8%
Atlantic Finance
10.750%, 05/27/2014 (C)		850	925
Dolphin Energy
5.888%, 06/15/2019		216	243
5.888%, 06/15/2019		236	265
5.888%, 06/15/2019 (A)		84	95
DP World MTN
6.850%, 07/02/2037		1,600	1,832
Dubai Electricity & Water Authority
7.375%, 10/21/2020		440	542
7.375%, 10/21/2020 (A)		740	911
Dubai Holding Commercial Operations MTN
4.750%, 01/30/2014	EUR	1,800	2,346
Dubai Holding MTN
6.000%, 02/01/2017	GBP	350	529
Emirate of Abu Dhabi MTN
7.750%, 10/05/2020		1,060	1,328
Emirates Airline
4.500%, 02/28/2025 (A)		400	400
Emirates Airlines
5.125%, 06/08/2016		320	338

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Jafz Sukuk
7.000%, 06/19/2019	250	$284
MAF Global Securities MTN
5.250%, 07/05/2019	750	810
Pyrus
7.500%, 12/20/2015	700	871

		11,719

United States — 0.6%
Citigroup Funding MTN
16.390%, 01/31/2022 (A)	1,300	1,448
7.000%, 10/25/2019 (A)	1,100	1,302
6.000%, 08/16/2018	4,745	4,977

		7,727

Uruguay — 0.5%
Republic of Uruguay PIK
7.875%, 01/15/2033	808	1,171
Republic of Uruguay
8.000%, 11/18/2022	962	1,340
7.625%, 03/21/2036	2,247	3,272
6.875%, 09/28/2025	—	—
4.125%, 11/20/2045	1,021	954

		6,737

Venezuela — 3.0%
Government of Venezuela
13.625%, 08/15/2018	2,130	2,556
13.625%, 08/15/2018	497	577
12.750%, 08/23/2022	7,865	9,477
11.950%, 08/05/2031	3,394	3,959
11.950%, 08/05/2031	192	224
11.750%, 10/21/2026	3,343	3,829
10.750%, 09/19/2013	210	216
9.250%, 09/15/2027	765	785
9.250%, 05/07/2028	660	667
9.000%, 05/07/2023	1,174	1,169
9.000%, 05/07/2023	60	60
8.500%, 10/08/2014	530	544
8.250%, 10/13/2024	600	569
7.750%, 10/13/2019	720	695
7.650%, 04/21/2025	340	313
7.000%, 12/01/2018	1,409	1,346
7.000%, 03/31/2038	90	75
6.000%, 12/09/2020	150	129
6.000%, 12/09/2020	380	328
Petroleos de Venezuela
12.750%, 02/17/2022	340	395
8.500%, 11/02/2017	2,033	2,013
5.500%, 04/12/2037	670	477
5.375%, 04/12/2027	980	710
5.250%, 04/12/2017	582	515
5.000%, 10/28/2015	781	719
4.900%, 10/28/2014	141	135
4.900%, 10/28/2014	9,399	9,023

		41,505

Vietnam — 0.1%
Socialist Republic of Vietnam
6.875%, 01/15/2016	440	482
6.750%, 01/29/2020	740	846

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Description	Face Amount(1) (Thousands)/Shares		Market Value ($ Thousands)
Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/2017 (A)		400	$417

			1,745

Zambia — 0.0%
First Quantum Minerals
7.250%, 10/15/2019 (A)		250	251
Zambia Government International Bond
5.375%, 09/20/2022		300	299

			550

Total Global Bonds (Cost $1,171,405) ($ Thousands)			1,255,826

LOAN PARTICIPATIONS — 0.5%

Angola — 0.1%
Republic of Angola
2.317%, 04/30/2016 (F)	EUR	758	942

Indonesia — 0.1%
PT Bumi Resources
11.199%, 08/07/2013		1,973	1,945

Singapore — 0.2%
Morton Bay Senior
6.220%, 12/31/2013 (F)		3,020	3,036

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/2015		500	290
1.000%, 09/30/2018		1,008	544

			834

Total Loan Participations (Cost $6,906) ($ Thousands)			6,757

CONVERTIBLE BONDS — 0.1%
Dana Gas Sukuk CV to 19.076 Shares
7.500%, 10/31/2049		1,100	981
Suzlon Energy CV to 533.2762 Shares
8.194%, 07/25/2014		500	325

Total Convertible Bonds (Cost $1,375) ($ Thousands)			1,306

AFFILIATED PARTNERSHIP — 0.2%

United States — 0.2%
SEI Liquidity Fund, L.P.
0.120% †** (G)		2,554	2,554

Description	Contracts	Market Value ($ Thousands)

Total Affiliated Partnership (Cost $2,554) ($ Thousands)		$2,554

Total Investments — 90.3% (Cost $1,182,240) ($ Thousands) ††		$1,266,443

PURCHASED OPTION — 0.0%

United States — 0.0%
Euro FX Currency Put Option, Expires 07/20/13, Strike Price $1.31 *	10,460,000	$305

Total Purchased Option (Cost $207) ($ Thousands)		$305

A list of the open forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/4/13-4/2/13	BRL	88,224	USD	43,946	$(658)
3/4/13-4/19/13	MXN	132,198	USD	10,385	60
3/4/13-5/3/13	USD	64,171	BRL	128,623	752
3/4/13-5/6/13	USD	22,692	MXN	291,893	98
3/5/13-3/18/13	USD	18,957	EUR	14,428	(93)
3/5/13-4/10/13	TRY	14,405	USD	8,100	98
3/5/13-4/15/13	EUR	32,116	USD	42,620	629
3/5/13-4/15/13	IDR	61,760,195	USD	6,377	(6)
3/5/13-4/15/13	USD	4,268	IDR	41,503,396	25
3/5/13-5/31/13	USD	13,185	TRY	23,790	(20)
3/7/13-4/15/13	MYR	1,581	USD	510	—
3/7/13-5/22/13	USD	24,222	MYR	75,029	(17)
3/8/13-4/9/13	COP	14,770,031	USD	8,232	98
3/8/13-4/15/13	INR	1,354,439	USD	24,745	(28)
3/11/13-3/27/13	USD	3,300	ZAR	29,505	(14)
3/11/13-4/9/13	USD	5,350	COP	9,625,150	(49)
3/11/13-4/15/13	PEI	22,453	USD	8,705	2
3/11/13-4/15/13	USD	11,080	INR	604,229	(35)
3/11/13-4/30/13	HUF	2,652,637	USD	12,022	333
3/11/13-5/17/13	USD	10,263	PEI	26,465	(3)
3/11/13-5/31/13	USD	7,819	HUF	1,734,216	(167)
3/11/13-5/31/13	USD	35,626	RUB	1,090,934	(205)
3/11/13-6/10/13	USD	13,534	PLN	42,999	(69)
3/12/13-3/14/13	THB	7,443	USD	250	—
3/12/13-5/17/13	USD	13,533	THB	408,410	160
3/15/13	CLP	345,687	USD	728	(2)
3/15/13	USD	1,899	GBP	1,250	(2)
3/15/13-3/26/13	PHP	15,382	USD	379	—
3/15/13-4/15/13	GBP	2,493	USD	3,875	91
3/15/13-4/25/13	USD	5,807	PHP	237,512	35
3/18/13-4/11/13	KRW	8,780,276	USD	8,070	(32)
3/18/13-4/11/13	USD	8,187	KRW	8,780,276	(85)
3/18/13-5/31/13	RON	9,410	USD	2,812	9
3/18/13-5/31/13	RUB	695,938	USD	22,854	252
3/18/13-5/31/13	USD	4,762	RON	16,082	26
3/22/13	TWD	200,528	USD	6,746	(15)
4/17/13	USD	1,251	NGN	199,943	(7)
4/30/13	USD	39	CZK	736	(1)
4/30/13-6/10/13	PLN	56,943	USD	18,147	353
5/24/13-5/28/13	CNY	8,640	USD	1,373	(9)
5/31/13	ZAR	122,324	USD	13,587	112
6/5/13-7/17/15	CNH	224,004	USD	34,290	(1,417)
6/5/13-7/17/15	USD	34,223	CNH	224,004	1,484

					$1,683

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(38,329)	38,452	$123
Barclays PLC	(49,018)	48,676	(342)
Brown Brothers Harriman	(2,408)	2,428	20
Citigroup	(93,070)	93,654	584
Deutsche Bank	(48,132)	48,567	435
Goldman Sachs	(976)	963	(13)
HSBC	(105,864)	106,215	351
ING	(20,981)	20,951	(30)
JPMorgan Chase Bank	(65,774)	66,270	496
Ship	(114,779)	115,003	224
Standard Bank	(13,646)	13,778	132
Standard New York, Inc.	(2,872)	2,878	6
UBS	(27,199)	26,896	(303)

			$1,683

For the period ended February 28, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at February 28, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.54%	12/14/32	SGD	622	$(14)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.77%	06/14/32	SGD	2,380	28
Barclays Bank PLC	1.71%	Singapore Swap Offer Rate Fixing 6 Month	12/14/22	SGD	1,083	8
Barclays Bank PLC	1.86%	Singapore Swap Offer Rate Fixing 6 Month	06/14/22	SGD	4,110	(41)
Barclays Bank PLC	Brazil Interbank Deposit Rate	8.27%	01/02/17	BRL	4,427	(60)
HSBC	Brazil Interbank Deposit Rate	8.27%	01/02/17	BRL	2,330	(32)
HSBC	Brazil Interbank Deposit Rate	8.31%	01/02/17	BRL	9,841	(131)
HSBC	Brazil Interbank Deposit Rate	8.32%	01/02/15	BRL	8,091	(2)

						$(244)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
HSBC	Indonesia Government Bond, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	INR	43,900	$138
HSBC	Indonesia Government Bond, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	INR	4,600	16
Standard Chartered London	India Government Bond, 8.190%, 1/16/2020	Cash Deposit Of Notional Amount	Price Return	01/16/2020	INR	150	13
Standard Chartered London	India Government Bond, 7.800%, 4/11/2021	Cash Deposit Of Notional Amount	Price Return	04/11/2021	INR	302	181
Standard Chartered London	India Government Bond, 8.150%, 6/11/2022	Cash Deposit Of Notional Amount	Price Return	06/11/2022	INR	106	61
Standard Chartered London	India Government Bond, 8.150%, 6/11/2022	Cash Deposit Of Notional Amount	Price Return	06/11/2022	INR	42	24
Standard Chartered London	India Government Bond, 8.330%, 9/7/2026	Cash Deposit Of Notional Amount	Price Return	07/09/2026	INR	130	(13)
HSBC	Indonesia Government Bond, 8.375%, 9/15/2026	Cash Deposit Of Notional Amount	Price Return	09/15/2026	INR	18,900	89
Standard Chartered London	Indonesia Government Bond, 7.00%, 5/15/2027	Cash Deposit Of Notional Amount	Price Return	05/15/2027	INR	10,000	23
HSBC	Indonesia Government Bond, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	INR	29,500	68
Standard Chartered London	Indonesia Government Bond, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	INR	11,600	8
HSBC	Indonesia Government Bond, 9.500%, 7/15/2031	Cash Deposit Of Notional Amount	Price Return	07/15/2031	INR	6,600	22
HSBC	Indonesia Government Bond, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	INR	3,400	9
Standard Chartered London	Indonesia Government Bond, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	INR	14,500	40
Standard Chartered London	Indonesia Government Bond, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	INR	12,600	23
Standard Chartered London	Indonesia Government Bond, 6.625%, 5/15/2033	Cash Deposit Of Notional Amount	Price Return	05/15/2033	INR	16,000	27

							$729

For the period ended February 28, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2013

Percentages are based on a Net Assets of $1,402,787 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2013.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2013. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2013. The date reported on the Schedule of Investments is the final maturity date.

(E)	This security or a partial position of this security is on loan at February 28, 2013. The total value of securities on loan at February 28, 2013 was $2,395 ($ Thousands).

(F)	Securities considered illiquid. The total value of such securities as of February 28, 2013 was $4,178 ($ Thousands) and represented 0.30% of Net Assets.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2013 was $2,554 ($ Thousands).

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $1,182,240 ($ Thousands), and the unrealized appreciation and depreciation were $95,609 ($ Thousands) and $(11,406) ($ Thousands), respectively.

BRL — Brazilian Real

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — South Korean Won

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,252,699	$3,127	$1,255,826
Loan Participations	—	834	5,923	6,757
Convertible Bonds	—	1,306	—	1,306
Affiliated Partnership	—	2,554	—	2,554

Total Investments in Securities	$—	$1,257,393	$9,050	$1,266,443

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *	$—	$1,683	$—	$1,683
Interest Rate Swaps *	—	(244)	—	(244)
Total Return Swaps *	—	729	—	729
Purchased Option	—	—	305	305

Total Other Financial Instruments	$—	$2,168	$305	$2,473

(1)	A reconciliation of Level 3 instruments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Real Return Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$12,961	$15,620
2.500%, 07/15/2016	14,294	16,555
2.375%, 01/15/2017	11,865	13,868
2.000%, 01/15/2014	2,299	2,384
2.000%, 07/15/2014	15,970	16,964
2.000%, 01/15/2016	18,732	20,907
1.875%, 07/15/2015	16,650	18,303
1.625%, 01/15/2015	18,318	19,589
1.625%, 01/15/2018	11,179	13,066
1.250%, 04/15/2014	13,460	13,955
0.500%, 04/15/2015	16,827	17,699
0.125%, 04/15/2016	33,501	35,582
0.125%, 04/15/2017	38,413	41,433

Total U.S. Treasury Obligations (Cost $238,526) ($ Thousands)		245,925

Total Investments — 99.2% (Cost $238,526) ($ Thousands) †		$245,925

Percentages are based on Net Assets of $247,823 ($ Thousands).

†	At February 28, 2013, the tax basis of the Fund’s investments was $238,526 ($ Thousands), and the unrealized appreciation and depreciation were $7,399 and $0 ($ Thousands), respectively.

As of February 28, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 11.3%
Abercrombie & Fitch, Cl A	6,200	$289
Amazon.com *	24,100	6,369
Apollo Group, Cl A *	5,500	93
AutoNation *	1,400	61
AutoZone *	2,400	912
Bed Bath & Beyond *	14,700	834
Best Buy	19,700	323
BorgWarner *	8,000	595
Cablevision Systems, Cl A	17,100	239
Carmax *	14,800	568
Carnival	28,500	1,019
CBS, Cl B	37,600	1,631
Chipotle Mexican Grill, Cl A *	2,000	634
Coach	18,200	880
Comcast, Cl A	176,400	7,019
Darden Restaurants	8,500	393
Delphi Automotive	19,000	795
DIRECTV *	40,800	1,965
Discovery Communications, Cl A	15,300	1,122
Dollar General *	16,900	783
Dollar Tree *	14,700	664
DR Horton	18,300	408
Expedia	6,100	390
Family Dollar Stores	6,300	362
Ford Motor	255,000	3,216
Fossil *	3,600	370
GameStop, Cl A	6,300	158
Gannett	16,800	337
Gap	19,200	632
Garmin	8,500	292
Genuine Parts	10,000	710
Goodyear Tire & Rubber *	19,600	255
H&R Block	17,800	442
Harley-Davidson	14,600	768
Harman International Industries	3,000	127
Hasbro	8,500	340
Home Depot	99,300	6,802
International Game Technology	19,800	316
Interpublic Group	28,600	365
J.C. Penney	6,300	111
Johnson Controls	43,600	1,372
Kohl’s	13,700	632
Leggett & Platt	10,400	318
Lennar, Cl A	10,700	413
Limited Brands	15,400	701
Lowe’s	75,400	2,877
Macy’s	25,300	1,040
Marriott International, Cl A	16,700	659
Mattel	22,100	901
McDonald’s	66,700	6,397
McGraw-Hill	17,800	829
NetFlix	3,600	677
Newell Rubbermaid	18,800	439
News, Cl A	134,500	3,874
NIKE, Cl B	49,000	2,668
Nordstrom	10,400	564
Omnicom Group	16,900	972
O’Reilly Automotive	7,400	753
PetSmart	7,000	456
priceline.com *	3,200	2,200

Description	Shares	Market Value ($ Thousands)

PulteGroup *	22,200	$426
PVH	5,000	609
Ralph Lauren, Cl A	4,000	694
Ross Stores	14,300	829
Scripps Networks Interactive, Cl A	5,800	366
Staples	43,700	576
Starbucks	49,900	2,736
Starwood Hotels & Resorts Worldwide	12,600	760
Target	43,600	2,745
Tiffany	7,800	524
Time Warner	63,300	3,366
Time Warner Cable, Cl A	19,200	1,659
TJX	49,100	2,208
TripAdvisor *	5,900	268
Urban Outfitters *	7,300	296
VF	5,700	919
Viacom, Cl B	29,400	1,719
Walt Disney	117,700	6,425
Washington Post, Cl B	200	80
Whirlpool	5,100	576
Wyndham Worldwide	9,100	548
Wynn Resorts	5,100	596
Yum! Brands	30,500	1,997

		103,253

Consumer Staples — 10.6%
Altria Group	134,900	4,526
Archer-Daniels-Midland	42,000	1,338
Avon Products	28,200	551
Beam	10,300	629
Brown-Forman, Cl B	9,800	643
Campbell Soup	11,700	481
Clorox	8,800	739
Coca-Cola	255,600	9,897
Coca-Cola Enterprises	17,500	626
Colgate-Palmolive	29,700	3,399
ConAgra Foods	26,200	894
Constellation Brands, Cl A *	10,000	442
Costco Wholesale	29,000	2,937
Crimson Wine Group *	1,310	11
CVS Caremark	83,100	4,248
Dean Foods *	8,200	136
Dr. Pepper Snapple Group	13,500	589
Estee Lauder, Cl A	15,400	987
General Mills	43,500	2,012
Hershey	9,600	800
HJ Heinz	20,500	1,485
Hormel Foods	8,900	333
JM Smucker	7,000	667
Kellogg	15,900	962
Kimberly-Clark	26,300	2,479
Kraft Foods Group	37,666	1,826
Kroger	33,000	964
Lorillard	24,900	960
McCormick	8,600	578
Mead Johnson Nutrition, Cl A	13,000	974
Molson Coors Brewing, Cl B	10,200	451
Mondelez International, Cl A	118,800	3,285
Monster Beverage *	9,700	489
PepsiCo	102,600	7,774
Philip Morris International	110,700	10,157
Procter & Gamble	180,900	13,781

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Reynolds American	20,800	$908
Safeway	17,500	418
Sysco	37,500	1,206
Tyson Foods, Cl A	18,800	426
Walgreen	57,700	2,362
Wal-Mart Stores	110,900	7,850
Whole Foods Market	11,000	942

		97,162

Energy — 10.8%
Anadarko Petroleum	33,500	2,666
Apache	26,400	1,961
Baker Hughes	28,000	1,255
Cabot Oil & Gas	13,500	837
Cameron International	15,800	1,007
Chesapeake Energy	33,500	675
Chevron	129,500	15,171
ConocoPhillips	80,800	4,682
Consol Energy	14,900	479
Denbury Resources *	25,300	458
Devon Energy	24,000	1,302
Diamond Offshore Drilling	5,000	348
Ensco, Cl A	14,900	896
EOG Resources	18,200	2,288
EQT	9,700	612
Exxon Mobil	301,200	26,973
FMC Technologies *	15,300	794
Halliburton	62,300	2,586
Helmerich & Payne	6,900	457
Hess	19,000	1,264
Kinder Morgan	40,277	1,493
Marathon Oil	45,000	1,508
Marathon Petroleum	21,600	1,790
Murphy Oil	11,900	725
Nabors Industries	19,300	324
National Oilwell Varco	28,800	1,962
Newfield Exploration *	10,000	231
Noble	16,300	584
Noble Energy	11,400	1,264
Occidental Petroleum	54,000	4,446
Peabody Energy	15,000	323
Phillips 66	42,000	2,644
Pioneer Natural Resources	9,100	1,145
QEP Resources	11,800	359
Range Resources	10,500	806
Rowan, Cl A	9,100	315
Schlumberger	88,100	6,859
Southwestern Energy *	22,500	771
Spectra Energy	42,500	1,234
Tesoro	9,200	517
Valero Energy	35,200	1,605
Williams	42,900	1,489
WPX Energy	8,800	125

		99,230

Financials — 15.2%
ACE	22,900	1,955
Aflac	29,800	1,489
Allstate	30,700	1,413
American Express	64,900	4,034
American International Group *	98,600	3,748
American Tower, Cl A ‡	26,700	2,072
Ameriprise Financial	13,200	906
Aon	20,400	1,246

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A ‡	10,800	$320
Assurant	3,600	151
AvalonBay Communities ‡	7,300	911
Bank of America	714,900	8,028
Bank of New York Mellon	78,700	2,136
BB&T	44,600	1,354
Berkshire Hathaway, Cl B *	120,800	12,341
BlackRock, Cl A	8,441	2,024
Boston Properties ‡	9,700	1,008
Capital One Financial	39,200	2,000
CBRE Group, Cl A	19,800	479
Charles Schwab	70,100	1,139
Chubb	16,700	1,403
Cincinnati Financial	9,600	432
Citigroup	194,500	8,163
CME Group, Cl A	19,600	1,173
Comerica	12,500	430
Discover Financial Services	32,200	1,241
E*Trade Financial *	11,400	122
Equity Residential ‡	20,500	1,128
Fifth Third Bancorp	57,500	911
First Horizon National	13,200	140
Franklin Resources	8,800	1,243
Genworth Financial, Cl A *	36,000	307
Goldman Sachs Group	29,400	4,403
Hartford Financial Services Group	28,100	663
HCP ‡	28,800	1,408
Health Care ‡	16,600	1,065
Host Hotels & Resorts ‡	46,600	777
Hudson City Bancorp	35,200	300
Huntington Bancshares	56,300	396
IntercontinentalExchange	4,700	728
Invesco	28,600	766
JPMorgan Chase	251,600	12,308
KeyCorp	63,900	600
Kimco Realty ‡	28,900	629
Legg Mason	9,300	265
Leucadia National	21,000	565
Lincoln National	17,900	529
Loews	20,000	862
M&T Bank	7,800	796
Marsh & McLennan	34,800	1,293
MetLife	73,200	2,594
Moody’s	13,100	630
Morgan Stanley	93,100	2,099
NASDAQ OMX Group	9,100	288
Northern Trust	14,100	750
NYSE Euronext	15,800	589
People’s United Financial	25,600	335
Plum Creek Timber ‡	11,600	563
PNC Financial Services Group	35,600	2,221
Principal Financial Group	19,600	620
Progressive	35,800	872
Prologis ‡	29,400	1,145
Prudential Financial	29,500	1,639
Public Storage ‡	9,200	1,391
Regions Financial	91,100	697
Simon Property Group ‡	20,700	3,288
SLM	32,800	622
SunTrust Banks	34,500	952
T. Rowe Price Group	16,300	1,160
Torchmark	6,300	354

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Travelers	25,700	$2,067
Unum Group	18,000	440
US Bancorp	125,300	4,257
Ventas ‡	18,900	1,338
Vornado Realty Trust ‡	10,900	874
Wells Fargo	324,200	11,373
Weyerhaeuser ‡	34,600	1,018
XL Group, Cl A	19,500	558
Zions Bancorporation	13,500	326

		138,860

Health Care — 12.0%
Abbott Laboratories	105,600	3,568
AbbVie	105,500	3,895
Actavis *	8,200	698
Aetna	21,400	1,010
Agilent Technologies	22,300	925
Alexion Pharmaceuticals *	12,400	1,075
Allergan	20,700	2,244
AmerisourceBergen	15,200	717
Amgen	51,100	4,671
Baxter International	36,900	2,494
Becton Dickinson	12,600	1,110
Biogen Idec	15,900	2,645
Boston Scientific *	88,800	656
Bristol-Myers Squibb	110,100	4,070
C.R. Bard	5,000	494
Cardinal Health	21,800	1,007
CareFusion *	14,500	475
Celgene *	28,300	2,920
Cerner *	9,400	822
CIGNA	18,300	1,070
Coventry Health Care	8,800	399
Covidien	31,900	2,028
DaVita *	5,700	682
Dentsply International	9,300	385
Edwards Lifesciences *	7,500	644
Eli Lilly	68,200	3,728
Express Scripts Holding	54,700	3,113
Forest Laboratories *	15,200	559
Gilead Sciences *	101,000	4,314
Hospira	10,900	321
Humana	10,200	696
Intuitive Surgical	2,700	1,377
Johnson & Johnson	183,400	13,959
Laboratory Corp of America Holdings *	6,100	541
Life Technologies	11,100	645
McKesson	15,000	1,592
Medtronic	67,700	3,044
Merck	201,600	8,614
Mylan Laboratories *	26,300	779
Patterson	3,800	138
PerkinElmer	8,500	290
Perrigo	5,700	645
Pfizer	487,300	13,338
Quest Diagnostics	10,800	607
St. Jude Medical	19,800	812
Stryker	18,500	1,182
Tenet Healthcare *	7,900	311
Thermo Fisher Scientific	22,900	1,690
UnitedHealth Group	68,200	3,645
Varian Medical Systems	7,900	558
Waters *	5,700	529

Description	Shares	Market Value ($ Thousands)

WellPoint	19,400	$1,206
Zimmer Holdings	11,100	832

		109,769

Industrials — 10.0%
3M	42,400	4,410
ADT	15,000	718
Avery Dennison	7,400	302
Boeing	45,300	3,484
C.H. Robinson Worldwide	10,400	593
Caterpillar	43,600	4,027
Cintas	7,800	343
CSX	65,700	1,507
Cummins	11,300	1,309
Danaher	39,100	2,409
Deere	26,300	2,310
Dover	11,500	843
Dun & Bradstreet	3,500	282
Eaton	29,401	1,822
Emerson Electric	48,500	2,750
Equifax	7,800	430
Expeditors International of Washington	14,300	556
Fastenal	17,300	893
FedEx	19,700	2,077
Flowserve	3,300	530
Fluor	10,700	662
General Dynamics	21,100	1,434
General Electric	693,600	16,105
Honeywell International	52,300	3,666
Illinois Tool Works	27,100	1,667
Ingersoll-Rand	18,000	948
Iron Mountain	11,027	381
Jacobs Engineering Group *	8,500	415
Joy Global	6,900	437
L-3 Communications Holdings, Cl 3	6,100	465
Lockheed Martin	17,100	1,505
Masco	23,400	451
Norfolk Southern	20,100	1,468
Northrop Grumman	15,700	1,031
Paccar	22,600	1,072
Pall	7,200	491
Parker Hannifin	9,600	907
Pentair	13,546	722
Pitney Bowes	8,900	117
Precision Castparts	9,300	1,735
Quanta Services *	14,000	398
Raytheon	21,100	1,152
Republic Services, Cl A	19,400	610
Robert Half International	10,100	359
Rockwell Automation	9,000	813
Rockwell Collins	10,000	601
Roper Industries	6,300	785
Ryder System	2,700	152
Snap-on	4,200	337
Southwest Airlines	52,400	613
Stanley Black & Decker	10,800	850
Stericycle *	5,600	537
Textron	20,100	580
Tyco International	29,900	957
Union Pacific	31,400	4,305
United Parcel Service, Cl B	47,700	3,942
United Technologies	56,100	5,080

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

Waste Management	27,900	$1,041
WW Grainger	3,800	861
Xylem	13,300	366

		91,613

Information Technology — 17.8%
Accenture, Cl A	42,700	3,175
Adobe Systems	31,600	1,242
Advanced Micro Devices *	42,400	106
Akamai Technologies *	12,900	477
Altera	20,700	733
Amphenol, Cl A	10,300	730
Analog Devices	19,400	877
Apple	62,100	27,411
Applied Materials	76,700	1,051
Autodesk *	14,600	536
Automatic Data Processing	32,700	2,006
BMC Software	9,400	377
Broadcom, Cl A	33,200	1,132
CA	23,900	585
Cisco Systems	352,300	7,345
Citrix Systems *	12,000	851
Cognizant Technology Solutions, Cl A *	19,100	1,466
Computer Sciences	10,200	490
Corning	94,400	1,190
Dell	93,100	1,299
eBay *	77,600	4,243
Electronic Arts *	16,700	293
EMC *	140,900	3,242
F5 Networks *	5,400	510
Fidelity National Information Services	17,000	640
First Solar *	3,800	98
Fiserv *	8,600	706
FLIR Systems	11,600	306
Google, Cl A *	17,600	14,101
Harris	7,500	360
Hewlett-Packard	131,900	2,656
Intel	330,300	6,887
International Business Machines	70,300	14,118
Intuit	17,800	1,148
Jabil Circuit	14,700	275
JDS Uniphase	18,500	262
Juniper Networks	33,200	687
Kla-Tencor	9,800	537
Lam Research *	11,187	473
Linear Technology	15,900	608
LSI *	41,100	286
Mastercard, Cl A	7,100	3,677
Microchip Technology	12,800	467
Micron Technology *	66,300	556
Microsoft	501,200	13,933
Molex	10,400	288
Motorola Solutions	17,900	1,114
NetApp *	23,000	778
Nvidia	44,800	567
Oracle	249,200	8,538
Paychex	20,900	692
Qualcomm *	113,100	7,423
Red Hat *	12,500	635
SAIC	22,600	267
Salesforce.com *	8,300	1,404
SanDisk	15,600	786

Description	Shares	Market Value ($ Thousands)

Seagate Technology	21,600	$695
Symantec	44,500	1,043
TE Connectivity	27,000	1,083
Teradata	10,900	633
Teradyne *	15,000	251
Texas Instruments	75,200	2,585
Total System Services	12,500	297
VeriSign *	10,200	467
Visa, Cl A	34,700	5,505
Western Digital	14,200	670
Western Union	42,500	596
Xerox	81,600	662
Xilinx	15,400	574
Yahoo! *	66,400	1,415

		163,116

Materials — 3.4%
Air Products & Chemicals	13,600	1,174
Airgas	4,600	461
Alcoa	72,700	620
Allegheny Technologies	8,500	259
Ball	11,200	497
Bemis	8,000	299
CF Industries Holdings	4,000	803
Cliffs Natural Resources	9,400	239
Dow Chemical	80,500	2,554
E.I. du Pont de Nemours	62,400	2,989
Eastman Chemical	9,900	690
Ecolab	16,800	1,286
FMC	9,800	591
Freeport-McMoRan Copper & Gold, Cl B	64,000	2,043
International Flavors & Fragrances	5,800	423
International Paper	28,000	1,232
LyondellBasell Industries, Cl A	24,200	1,418
MeadWestvaco	11,500	411
Monsanto	35,700	3,607
Mosaic	17,700	1,036
Newmont Mining	31,600	1,273
Nucor	20,400	919
Owens-Illinois *	12,300	314
PPG Industries	9,100	1,225
Praxair	20,000	2,261
Sealed Air	10,000	222
Sherwin-Williams	5,500	889
Sigma-Aldrich	8,200	632
United States Steel	6,400	133
Vulcan Materials	7,300	372

		30,872

Telecommunication Services — 2.9%
AT&T	375,900	13,499
CenturyLink	39,700	1,376
Crown Castle International *	18,700	1,305
Frontier Communications	73,000	302
MetroPCS Communications *	14,900	146
Sprint Nextel *	192,100	1,114
Verizon Communications	189,200	8,804
Windstream	38,800	333

		26,879

Utilities — 3.3%
AES	40,500	471

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

AGL Resources	8,500	$340
Ameren	15,800	534
American Electric Power	30,900	1,446
Centerpoint Energy	29,300	628
CMS Energy	17,300	460
Consolidated Edison	18,700	1,103
Dominion Resources	38,700	2,167
DTE Energy	11,100	742
Duke Energy	47,130	3,264
Edison International	20,900	1,004
Entergy	11,400	710
Exelon	54,300	1,683
FirstEnergy	26,700	1,054
Integrys Energy Group	5,700	322
NextEra Energy	28,500	2,048
NiSource	20,100	557
Northeast Utilities	20,200	838
NRG Energy	21,000	504
ONEOK	13,200	594
Pepco Holdings	16,800	341
PG&E	27,500	1,173
Pinnacle West Capital	7,800	436
PPL	37,200	1,146
Public Service Enterprise Group	32,400	1,056
SCANA	8,700	425
Sempra Energy	14,400	1,120
Southern	58,600	2,638
TECO Energy	16,000	276
Wisconsin Energy	15,700	648
Xcel Energy	31,300	898

		30,626

Total Common Stock (Cost $837,739) ($ Thousands)		891,380

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	5,652,792	5,653

Total Cash Equivalent (Cost $5,653) ($ Thousands)		5,653

Total Investments — 98.0% (Cost $843,392) ($ Thousands) ††		$897,033

A list of the open forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/25/13	EUR	267,079	USD	355,860	$6,584
4/25/13	USD	106,572	EUR	79,128	(3,091)

					$3,493

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2013 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)	Currency to Recieve (Thousands)	Unrealized Appreciation ($ Thousands)
JPMorgan Securities, Inc.	4/25/13	(455,848)	459,341	$3,493

For the period ended February 28, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2013

A list of the open swap agreements held by the Fund at February 28, 2013, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	MSCI Daily TR Net Europe Ex Uk Us Index	Index Return	3-Month USD LIBOR minus 108 BPS	07/29/2013		113,172	$3,216
Barclays Bank PLC	MSCI Daily TR Net Japan Local Index	3-Month JPY LIBOR	Index Return minus 7 BPS	07/29/2013	JPY	10,269,955	7,645

							$10,861

For the period ended February 28, 2013, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $915,695 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day yield as of February 28, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $843,392 ($ Thousands), and the unrealized appreciation and depreciation were $70,506 ($ Thousands) and $(16,865) ($ Thousands), respectively.

Cl — Class

EUR — Euro

JPY — Japanese Yen

LIBOR — London Interbank Offered rate

MSCl — Morgan Stanley Capital International

PLC — Public Limited Company

USD — United States Dollar

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$891,380	$—	$—	$891,380
Cash Equivalent	5,653	—	—	—5,653

Total Investments in Securities	$897,033	$—	$—	$897,033

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *	$—	$3,493	$—	$3,493
Total Return Swaps *	—	10,861	—	10,861

Total Other Financial Instruments	$—	$14,354	$—	$14,354

*	Forwards and Swap Contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 49.4%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$12,380	$14,919
2.500%, 07/15/2016	15,041	17,420
2.375%, 01/15/2017	211	246
2.000%, 07/15/2014	18,624	19,784
2.000%, 01/15/2016	5,952	6,643
1.875%, 07/15/2015	8,363	9,193
1.625%, 01/15/2015	13,325	14,250
1.625%, 01/15/2018	5,918	6,917
1.375%, 07/15/2018	3,971	4,661
0.625%, 07/15/2021	1,228	1,401
0.500%, 04/15/2015	2,008	2,112
0.125%, 04/15/2016	4,390	4,662

Total U.S. Treasury Obligations (Cost $100,273) ($ Thousands)		102,208

REGISTERED INVESTMENT COMPANY — 20.3%

United States — 20.3%
Credit Suisse Commodity Return Strategy Fund	5,314,795	41,880

Total Registered Investment Company (Cost $46,326) ($ Thousands)		41,880

FOREIGN COMMON STOCK — 15.1%

Australia — 0.8%
Arrium	152,060	187
BHP Billiton	39,400	1,495
Stockland ‡	11,930	46

		1,728

Brazil — 0.8%
Petroleo Brasileiro ADR	77,990	1,144
Petroleo Brasileiro ADR, Cl A	28,480	477

		1,621

Canada — 3.3%
Agnico-Eagle Mines	6,070	244
Agrium	4,943	513
Allied Properties ‡	2,440	81
Artis, Cl Trust Unit ‡	1,530	24
Cameco	19,220	411
Cominar, Cl Trust Unit ‡	3,990	88
Dundee, Cl A (Canada) ‡	3,960	142
Goldcorp	33,440	1,095
Granite ‡	3,340	129
Harry Winston Diamond *	17,310	270
Kinross Gold	95,310	728
Morguard ‡	2,360	43

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

New Gold *	27,420	$246
North American Palladium *	160,770	238
Primaris Retail, Cl Trust Unit ‡	4,640	123
RioCan, Cl Trust Unit ‡	2,841	77
Suncor Energy	39,660	1,206
Teck Cominco, Cl B	20,580	639
West Fraser Timber	1,610	133
Yamana Gold	28,590	422

		6,852

China — 0.5%
China Petroleum & Chemical	822,000	935
Evergrande Real Estate Group	81,000	40

		975

France — 0.3%
Total	12,030	602

Germany — 0.3%
BASF	6,390	603

Hong Kong — 0.0%
KWG Property Holding	57,200	39

Italy — 0.7%
Eni	65,180	1,488

Japan — 0.3%
JFE Holdings	25,700	553

Netherlands — 1.9%
Koninklijke DSM	10,369	608
LyondellBasell Industries, Cl A	1	—
Royal Dutch Shell, Cl A	75,746	2,493
Royal Dutch Shell, Cl A (GBP)	358	12
Royal Dutch Shell, Cl B	24,700	834

		3,947

Norway — 0.6%
Aker Solutions	17,630	348
Seadrill	12,810	470
Statoil	14,140	353

		1,171

Russia — 0.9%
Gazprom OAO ADR	143,380	1,276

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Description	Shares	Market Value ($ Thousands)

MMC Norilsk Nickel ADR	33,700	$597

		1,873

Singapore — 0.1%
Mapletree Commercial Trust ‡	44,000	48
UOL Group	9,000	47

		95

South Africa — 0.1%
Exxaro Resources	12,700	243

Sweden — 0.2%
Lundin Petroleum *	16,130	368

Switzerland — 0.1%
Xstrata	14,000	247

Thailand — 0.5%
Banpu	37,350	491
PTT NVDR	41,200	485

		976

Turkey — 0.1%
Koza Altin Isletmeleri	8,200	194

United Kingdom — 3.7%
Anglo American	29,850	871
BG Group	72,540	1,283
BP	354,880	2,401
InterContinental Hotels Group	1,473	43
Johnson Matthey	6,070	212
Mondi	29,620	379
Rio Tinto	44,090	2,370

		7,559

Total Foreign Common Stock (Cost $31,770) ($ Thousands)		31,134

COMMON STOCK — 11.8%

Consumer Discretionary — 0.2%
Brookfield Residential Properties *	4,610	102
NVR	65	65
PulteGroup *	4,520	87
Toll Brothers *	1,810	62

		316

Consumer Staples — 0.2%
Bunge	5,120	379

Description	Shares	Market Value ($ Thousands)

MHP GDR *	1,631	$30

		409

Energy — 6.9%
Anadarko Petroleum	11,020	877
Cabot Oil & Gas	4,470	277
Chevron	17,730	2,077
Diamond Offshore Drilling	5,250	366
EOG Resources	6,170	776
Exxon Mobil	60,190	5,390
Halliburton	12,890	535
Helmerich & Payne	4,360	289
Hess	8,740	581
Murphy Oil	5,990	365
Noble Energy	3,370	374
Occidental Petroleum	14,835	1,221
Schlumberger	9,940	774
Valero Energy	5,600	255

		14,157

Financials — 3.4%
Ashford Hospitality Trust ‡	12,390	146
Associated Estates Realty ‡	7,250	127
AvalonBay Communities ‡	1,055	132
BioMed Realty Trust ‡	4,770	101
Boston Properties ‡	1,630	169
Brandywine Realty Trust ‡	5,730	79
CBL & Associates Properties ‡	1,090	25
Chesapeake Lodging Trust ‡	3,910	84
CommonWealth ‡	2,575	65
Corporate Office Properties Trust ‡	2,206	57
CubeSmart ‡*	2,170	32
CyrusOne ‡*	5,358	114
DDR ‡	11,342	196
Douglas Emmett ‡	4,520	111
Duke Realty ‡	10,820	175
EPR Properties ‡	710	35
Equity Residential ‡	3,680	202
Extra Space Storage ‡	4,052	152
Federal Realty Investment Trust ‡	250	26
Forest City Enterprises, Cl A *	2,523	40
Franklin Street Properties ‡	3,390	47
General Growth Properties ‡	7,700	147
Glimcher Realty Trust ‡	12,012	135
HCP ‡	4,900	239
Health Care ‡	3,270	210
Home Properties ‡	860	54
Host Hotels & Resorts ‡	9,320	155
Inland Real Estate ‡	3,170	31
Kimco Realty ‡	4,430	96
Kite Realty Group Trust ‡	18,950	125
Lexington Realty Trust ‡	8,971	103
Liberty Property Trust ‡	2,000	78
LTC Properties ‡	3,390	131

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Macerich ‡	$820	$49
Mack-Cali Realty ‡	3,170	90
Mid-America Apartment Communities‡	2,500	174
Omega Healthcare Investors ‡	1,810	51
Parkway Properties ‡	7,258	123
Pebblebrook Hotel Trust ‡	1,110	26
Pennsylvania ‡	6,680	121
Post Properties ‡	920	44
Prologis ‡	5,500	214
Public Storage ‡	1,240	187
Ramco-Gershenson Properties ‡	9,330	147
Realogy Holdings*	1,908	86
Realty Income ‡	2,470	113
Retail Opportunity Investments ‡	2,048	26
RLJ Lodging Trust ‡	5,790	124
Senior Housing Properties Trust ‡	4,720	118
Simon Property Group ‡	5,040	801
SL Green Realty ‡	400	33
Spirit Realty Capital ‡	7,192	143
STAG Industrial ‡	2,710	57
Strategic Hotels & Resorts ‡ *	18,700	136
Tanger Factory Outlet Centers ‡	1,560	55
UDR ‡	970	23
Ventas ‡	3,040	215
Vornado Realty Trust ‡	2,290	184

		6,959

Industrials — 0.1%
Fortune Brands Home & Security	2,720	94
Masco	940	18

		112

Materials — 1.2%
Commercial Metals	33,330	544
Freeport-McMoRan Copper & Gold, Cl B	21,670	692
Monsanto	9,990	1,009
United States Steel	9,420	196

		2,441

Total Common Stock (Cost $21,245) ($ Thousands)		24,394

CORPORATE OBLIGATIONS — 5.7%

Consumer Discretionary — 0.8%
CBS
5.750%, 04/15/2020	$145	171
3.375%, 03/01/2022	21	21
Comcast
6.450%, 03/15/2037	40	51
5.300%, 01/15/2014	65	68
DIRECTV Holdings
4.600%, 02/15/2021	60	64
3.800%, 03/15/2022 (A)	110	110

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

DIRECTV Holdings LLC
3.800%, 03/15/2022	$55	$55
Dollar General
4.125%, 07/15/2017	29	31
Macy’s Retail Holdings
3.875%, 01/15/2022	170	178
Marriott International
3.000%, 03/01/2019	147	154
News America
6.150%, 02/15/2041	75	92
4.500%, 02/15/2021	90	102
Omnicom Group
3.625%, 05/01/2022	58	59
Time Warner
4.700%, 01/15/2021	130	146
Time Warner Cable
4.125%, 02/15/2021	65	69
4.000%, 09/01/2021	75	80
Wynn Las Vegas
5.375%, 03/15/2022 (A)	105	110

		1,561

Consumer Staples — 0.4%
Bunge Finance
4.100%, 03/15/2016	125	134
ConAgra Foods
3.200%, 01/25/2023	82	82
Kroger
3.400%, 04/15/2022	153	157
Reynolds American
3.250%, 11/01/2022	107	106
Tyson Foods
4.500%, 06/15/2022	210	228

		707

Energy — 1.0%
Cimarex Energy
5.875%, 05/01/2022	54	58
DCP Midstream
4.750%, 09/30/2021 (A)	75	79
Energy Transfer Partners
5.950%, 02/01/2015	50	54
5.200%, 02/01/2022	80	90
4.650%, 06/01/2021	85	93
Enterprise Products Operating
5.200%, 09/01/2020	60	70
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	51
3.950%, 09/01/2022	121	128
Marathon Petroleum
5.125%, 03/01/2021	47	55
Nabors Industries
9.250%, 01/15/2019	84	107
Noble Energy
8.250%, 03/01/2019	174	228

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Phillips 66
4.300%, 04/01/2022	$225	$248
Spectra Energy Capital
6.200%, 04/15/2018	115	140
Transocean
2.500%, 10/15/2017	93	94
Valero Energy
6.125%, 02/01/2020	84	102
Weatherford International
5.125%, 09/15/2020	155	167
Williams
3.700%, 01/15/2023	232	231
Williams Partners
4.000%, 11/15/2021	150	157

		2,152

Financials — 2.1%
American International Group MTN
6.400%, 12/15/2020	60	75
5.600%, 10/18/2016	60	68
American Tower ‡
5.050%, 09/01/2020	145	162
3.500%, 01/31/2023	110	108
Barclays Bank
7.625%, 11/21/2022	250	250
Capital One Financial
4.750%, 07/15/2021	145	165
Citigroup
6.875%, 03/05/2038	40	53
5.950%, 12/29/2049 (B)	250	255
Fifth Third Bancorp
3.500%, 03/15/2022	67	70
Ford Motor Credit
5.000%, 05/15/2018	200	221
Goldman Sachs Group
6.750%, 10/01/2037	40	45
5.750%, 01/24/2022	5	6
5.375%, 03/15/2020	40	46
5.250%, 07/27/2021	110	125
3.625%, 02/07/2016	40	43
Hartford Financial Services Group
5.500%, 03/30/2020	80	93
5.125%, 04/15/2022	85	98
HCP ‡
5.375%, 02/01/2021	205	239
Health Care ‡
5.250%, 01/15/2022	240	269
Host Hotels & Resorts ‡
5.250%, 03/15/2022 (A)	70	78
HSBC Finance
6.676%, 01/15/2021 (A)	60	72
ING Bank
2.000%, 09/25/2015 (A)	220	224

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

JPMorgan Chase
7.900%, 04/29/2049 (B)	$144	$166
6.400%, 05/15/2038	40	52
4.500%, 01/24/2022	140	156
Marsh & McLennan
5.750%, 09/15/2015	60	67
4.800%, 07/15/2021	65	74
MetLife
7.717%, 02/15/2019	50	65
5.700%, 06/15/2035	65	76
Morgan Stanley
5.500%, 07/28/2021	168	193
4.750%, 03/22/2017	40	44
3.750%, 02/25/2023	76	77
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	18	20
Nationwide Financial Services
5.375%, 03/25/2021 (A)	130	143
Prudential Financial
5.625%, 06/15/2043 (B)	115	120
SLM MTN
7.250%, 01/25/2022	165	182
Vesey Street Investment Trust I
4.404%, 09/01/2016 (C)	49	53

		4,253

Health Care — 0.1%
Humana
6.450%, 06/01/2016	115	132
Watson Pharmaceuticals
3.250%, 10/01/2022	77	78
WellPoint
3.300%, 01/15/2023	75	76

		286

Industrials — 0.3%
BE Aerospace
5.250%, 04/01/2022	105	109
CSX
4.750%, 05/30/2042	165	172
Republic Services
3.800%, 05/15/2018	130	143
Ryder System MTN
3.500%, 06/01/2017	130	139

		563

Information Technology — 0.2%
Hewlett-Packard
4.650%, 12/09/2021	73	75
Intel
4.800%, 10/01/2041	95	101
Motorola Solutions
3.500%, 03/01/2023	154	152

		328

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Materials — 0.4%
Alcoa
5.400%, 04/15/2021	$100	$105
Ball
5.000%, 03/15/2022	105	109
Basell Finance BV
8.100%, 03/15/2027 (A)	70	92
Dow Chemical
5.900%, 02/15/2015	55	60
5.250%, 11/15/2041	30	32
4.250%, 11/15/2020	65	72
4.125%, 11/15/2021	85	92
Eagle Spinco
4.625%, 02/15/2021 (A)	24	24
International Paper
7.950%, 06/15/2018	110	142
4.750%, 02/15/2022	85	95

		823

Telecommunication Services — 0.2%
AT&T
5.350%, 09/01/2040	113	124
U.S. Cellular
6.700%, 12/15/2033	70	74
Verizon Communications
7.350%, 04/01/2039	125	174

		372

Utilities — 0.4%
CMS Energy
5.050%, 03/15/2022	52	58
Constellation Energy Group
5.150%, 12/01/2020	26	30
FirstEnergy Solutions
6.800%, 08/15/2039	60	71
6.050%, 08/15/2021	55	66
MidAmerican Energy Holdings
6.125%, 04/01/2036	140	176
Nisource Finance
6.125%, 03/01/2022	100	119
ONEOK
4.250%, 02/01/2022	170	181
Pacific Gas & Electric
4.500%, 12/15/2041	65	70

		771

Total Corporate Obligations (Cost $11,350) ($ Thousands)		11,816

ASSET-BACKED SECURITIES — 4.0%

Automotive — 2.9%
Ally Master Owner Trust, Ser 2011-3, Cl A2 1.810%, 05/15/2016	385	391

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	$260	$260
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/2014	51	51
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	29	29
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	210	212
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	310	310
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	235	235
Avis Budget Rental Car Funding, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	150	153
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	170	172
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.606%, 09/15/2017 (A)(B)	425	424
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	202	202
Exeter Automobile Receivables Trust, Ser 2012-1A
2.020%, 08/15/2016 (A)	69	69
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	163	164
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	207	201
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	60	60
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	100
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.906%, 02/15/2017 (A)(B)	450	462

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	$480	$481
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.581%, 01/15/2018 (B)	257	257
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.691%, 06/20/2017 (B)	255	256
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/2016 (A)	135	136
Hyundai Auto Lease Securitization Trust, Ser 2013-A, Cl A3
0.660%, 06/15/2016 (A)	273	273
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/2014 (A)	43	43
Mercedes-Benz Master Owner Trust, Ser 2012-AA
0.790%, 11/15/2017 (A)	182	182
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	210	210
Nissan Auto Lease Trust, Ser 2012-A, Cl A2A
0.680%, 07/15/2014	127	127
Porsche Innovative Lease Owner Trust, Ser 2011-1
1.090%, 09/22/2014 (A)	185	186
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	220	220
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	155	155

		6,021

Credit Cards — 0.9%
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	270	270
Chase Issuance Trust, Ser 2013- A1, Cl A1
1.300%, 02/18/2020	305	305
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.576%, 11/15/2019 (B)	205	206
Dryrock Issuance Trust, Ser 2012- 2, Cl A
0.640%, 08/15/2018	275	275
GE Capital Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	250	253

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	$215	$214
Penarth Master Issuer, Ser 2012- 1A, Cl A1
0.807%, 03/18/2014 (A)(B)	174	175
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	162

		1,860

Other Asset-Backed Securities — 0.2%
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	170	170
CNH Equipment Trust, Ser 2012- A, Cl A3
0.940%, 05/15/2017	132	133

		303

Total Asset-Backed Securities (Cost $8,172) ($ Thousands)		8,184

MORTGAGE-BACKED SECURITIES — 3.7%

Agency Mortgage-Backed Obligations — 0.8%
FNMA
6.000%, 10/01/2040 to 05/01/41	1,501	1,647

Non-Agency Mortgage-Backed Obligations — 2.9%
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	78	87
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	300	338
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-T24, Cl AJ
5.598%, 10/12/2041 (B)	110	105
CABMT, Ser 2013-1
2.690%, 02/17/2026	265	265
Commercial Mortgage Pass- Through Certificates, Ser 2006- C3, Cl AJ
5.786%, 06/15/2038 (B)	105	103
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	100	110
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.811%, 05/15/2046 (B)	310	360

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.908%, 12/05/2031 (A)(B)	$140	$140
Extended Stay America Trust, Ser ESH7, Cl A17
2.295%, 12/05/2031 (A)	180	180
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	315	359
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (B)	215	239
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	345	366
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	327	328
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027	290	299
GS Mortgage Securities, Ser 2013-KYO, Cl A
1.050%, 11/08/2029	280	281
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.726%, 02/12/2049 (B)	100	111
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl AM
6.002%, 02/15/2051 (B)	75	85
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C2, Cl A1
2.749%, 11/15/2043 (A)	146	153
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
6.003%, 06/15/2049 (B)	82	94
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	305	349
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/2040	310	350
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/2038	106	108
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	347
UBS-Barclays Commercial Mortgage Trust, Ser C5, Cl A4
3.187%, 03/10/2046	449	465

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2006- WL7A
0.326%, 09/15/2021 (A) (B)	$240	$236
WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	155	157

		6,015

Total Mortgage-Backed Securities (Cost $7,536) ($ Thousands)		7,662

FOREIGN BONDS — 2.6%
AngloGold Ashanti Holdings
5.375%, 04/15/2020	95	100
Asciano Finance
5.000%, 04/07/2018 (A)	130	142
Baidu
2.250%, 11/28/2017	200	203
Bank of America MTN
5.000%, 05/13/2021	200	226
Barclays Bank MTN
6.625%, 03/30/2022	130	197
BBVA US Senior SAU
3.250%, 05/16/2014	135	136
British Telecommunications
5.950%, 01/15/2018	145	173
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.950%, 11/09/2022	250	254
Danske Bank MTN
5.684%, 12/31/2049 (B)	92	133
Delhaize Group
6.500%, 06/15/2017	115	132
Deutsche Telekom International Finance
8.750%, 06/15/2030	100	145
4.875%, 03/06/2042 (A)	170	173
DnB Bank
3.200%, 04/03/2017 (A)	200	213
Embraer
5.150%, 06/15/2022	48	52
Encana
3.900%, 11/15/2021	170	179
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	130	145
Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (A)(C)	200	216
HSBC Holdings
5.100%, 04/05/2021	40	47
4.000%, 03/30/2022	110	118
KazMunaiGaz Finance Sub
7.000%, 05/05/2020 (A)	120	145

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Korea National Oil
3.125%, 04/03/2017 (A)	$200	$211
LBG Capital No.,2
15.000%, 12/21/2019	140	260
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	200	220
Petrobras International Finance
5.750%, 01/20/2020	115	128
Petronas Capital
5.250%, 08/12/2019 (A)	125	147
Rogers Communications
4.000%, 06/06/2022	20	21
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)	40	47
Standard Chartered MTN
4.000%, 07/12/2022 (B)	245	252
Talent Yield Investments
4.500%, 04/25/2022 (A)	200	219
Telecom Italia Capital
7.175%, 06/18/2019	60	68
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	180	186
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	74
Vale
5.625%, 09/11/2042	210	218
Vodafone Group
6.150%, 02/27/2037	140	169

Total Foreign Bonds (Cost $5,149) ($ Thousands)		5,349

PREFERRED STOCK — 0.9%

Financials — 0.0%
Allstate *	1,975	51

Materials — 0.8%
Vale ADR, Cl B	93,780	1,723

Total Preferred Stock (Cost $1,788) ($ Thousands)		1,774

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
FHLMC
2.375%, 01/13/2022	746	775

Total U.S. Government Agency Obligation (Cost $742) ($ Thousands)		775

Description	Face Amount ($ Thousands)/Contracts	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.1%
Qatar Government International Bond
4.500%, 01/20/2022 (A)	$200	$225

Total Sovereign Debt (Cost $209) ($ Thousands)		225

Total Investments — 113.9% (Cost $234,552)($ Thousands)††		$235,401

PURCHASED OPTIONS — 0.0%

Australia — 0.0%
March 2013 AS51 Index, Expires 03/16/13, Strike Price $4,300.00	90	$1

United States — 0.0%
April 2013 SPX U.S. Index, Expires 04/20/13, Strike Price $1,450.00	50	66

Total Purchased Options (Cost $158) ($ Thousands)		$67

WRITTEN OPTION — 0.0%

United States — 0.0%
April 2013 SPX U.S. Index, Expires 04/20/13, Strike Price $1,350.00	(50)	(21)

Total Written Option (Premiums Received $35) ($ Thousands)		$(21)

A list of the open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(56)	Jun-2013	$(45)
U.S. 2-Year Treasury Note	(4)	Jun-2013	–
U.S. 5-Year Treasury Note	(8)	Jun-2013	(1)
U.S. Long Treasury Bond	(11)	Jun-2013	(14)

			$(60)

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

A list of the open forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
3/4/13	USD	610	BRL	1,216	$5
3/4/13-4/2/13	BRL	13,002	USD	6,533	(30)
3/14/13-3/15/13	CAD	9,733	USD	9,772	307
3/15/13	AUD	3,805	USD	3,961	71
3/15/13	CNY	5,382	USD	856	(8)
3/15/13	JPY	33,043	USD	353	(5)
3/15/13	NOK	5,237	USD	947	32
3/15/13	RUB	51,167	USD	1,683	15
3/15/13	SEK	2,085	USD	325	1
3/15/13	SGD	112	USD	90	—
3/15/13	THB	24,035	USD	805	(2)
3/15/13	TRY	273	USD	154	2
3/15/13	USD	2,078	AUD	1,977	(57)
3/15/13	USD	5,190	CNY	32,542	35
3/15/13	ZAR	4,243	USD	475	3
3/15/13-4/11/13	EUR	7,229	USD	9,630	179
3/15/13-4/11/13	GBP	7,486	USD	11,803	441

					$989

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(2,815)	2,849	$34
Barclays PLC	(11,650)	11,871	221
Brown Brothers Harriman	(1,493)	1,500	7
Citigroup	(10,381)	10,682	301
Credit Suisse First Boston	(3,594)	3,562	(32)
Goldman Sachs	(3,734)	3,783	49
HSBC	(7,273)	7,495	222
JPMorgan Chase Bank	(324)	325	1
RBC	(193)	201	8
Royal Bank of Canada	(2,000)	2,077	77
Standard New York, Inc	(366)	370	4
UBS	(10,191)	10,287	96
Westpac Banking	(248)	249	1

			$989

For the period ended February 28, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at February 28, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency (Thousands)	Notional Amount	Net Unrealized Appreciation
Bank of America	CDX.NA.IG 19-V1 Index	SELL	1.00	12/20/17	USD	(690)	$4
Bank of America	Societe Generale	SELL	3.00	12/20/17	EUR	(200)	6
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	09/20/17	USD	(170)	5

							$15

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	1.10%	3 Month USD LIBOR	02/21/17	$500	$(9)
Credit Suisse	3 Month USD LIBOR	2.09%	03/12/22	250	8
Deutsche Bank	0.69%	3 Month USD LIBOR	10/13/13	4,910	(24)
Morgan Stanley	2.80%	3 Month USD LIBOR	03/06/42	330	6
Morgan Stanley	2.81%	3 Month USD LIBOR	02/21/42	450	12
Morgan Stanley	0.56%	3 Month USD LIBOR	03/12/14	3,880	(7)

					$14

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($Thousands)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 21 Bps	12/16/13	$1,194	$3
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 22 Bps	01/15/14	1,648	4
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 21 Bps	01/15/14	375	1
Morgan Stanley	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 23 Bps	02/18/14	33,061	81

						$89

For the period ended February 28, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

As of February 28, 2013, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(10,062)	Bank of America, 0.19%	$(10,062)
(1,059)	Bank of America, 0.19%	(1,059)
(8,580)	Bank of America, 0.23%	(8,580)
(1,448)	Bank of America, 0.25%	(1,448)
(6,106)	UBS 0.18%	(6,106)
(2,967)	UBS 0.21%	(2,967)

		$(30,222)

Percentages are based on a Net Assets of $206,737 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2013. The coupon on a step bond changes on a specified date.

††	At February 28, 2013, the tax basis cost of the Fund’s investments was $234,552 ($ Thousands), and the unrealized appreciation and depreciation were $7,594 ($ Thousands) and $(6,745) ($ Thousands), respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GDR — Global Depositary Receipt

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

L.P. — Limited Partnership

MTN — Medium Term Note

NOK — Norwegian Kroner

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

RUB — Russian Rouble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SPX — Standard & Poor’s 500 Index

THB — Thai Baht

TRY — Turkish New Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$102,208	$—	$102,208
Registered Investment Company	41,880	—	—	41,880
Foreign Common Stock	31,134	—	—	31,134
Common Stock	24,394	—	—	24,394
Corporate Obligations	—	11,816	—	11,816
Asset-Backed Securities	—	8,184	—	8,184
Mortgage-Backed Securities	—	7,662	—	7,662
Foreign Bonds	—	5,349	—	5,349
Preferred Stock	1,723	51	—	1,774
U.S. Government Agency Obligation	—	775	—	775
Sovereign Debt	—	225	—	225

Total Investments in Securities	$99,131	$136,270	$—	$235,401

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Option	$(21)	$—	$—	$(21)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(60)	$—	$—	$(60)
Forwards Contracts *	—	989	—	989
Credit Default Swaps *	—	15	—	15
Interest Rate Swaps *	—	(14)	—	(14)
Total Return Swaps *	—	89	—	89
Purchased Options	67	—	—	67
Reverse Repurchase Agreements	—	30,222	—	30,222

Total Other Financial Instruments	$7	$31,301	$—	$31,308

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2013

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2013, the Fund is the seller (“providing protection”) on a total notional amount of $1.1 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULTS WAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$16,992	—	—	$5,723	$22,715
Maximum potential amount of future payments	431,468	—	—	690,000	1,121,468
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 4000	—	—	1,121,486	—	—	1,121,486
Greater than 4000	—	—	—	—	—	—

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 29, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: April 29, 2013